UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	File No. 333-56073
Pre-Effective Amendment No.	□
Post-Effective Amendment No. 41	☑
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	File No. 811-08241
Amendment No. 188	☑
(Check appropriate box or boxes.)
Nationwide Variable Account-9

(Exact Name of Registrant)
Nationwide Life Insurance Company

(Name of Depositor)
One Nationwide Plaza, Columbus, Ohio 43215

(Address of Depositor's Principal Executive Offices) (Zip Code)
(614) 249-7111

Depositor's Telephone Number, including Area Code
Denise L. Skingle, Senior Vice President and Secretary
One Nationwide Plaza, Columbus, Ohio 43215

(Name and Address of Agent for Service)
May 1, 2022

Approximate Date of Proposed Public Offering
It is proposed that this filing will become effective (check appropriate box)
□ immediately upon filing pursuant to paragraph (b)
☑ on May 1, 2022 pursuant to paragraph (b)
□ 60 days after filing pursuant to paragraph (a)(1)
□ on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
□ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Best of America® V
Individual Deferred Variable Annuity Contracts
Issued by
Nationwide Life Insurance Company
through its
Nationwide Variable Account-9
The date of this prospectus is May 1, 2022.
This prospectus contains basic information about the contracts that should be understood before investing. Read this prospectus carefully and keep it for future reference. The contract described in this prospectus is no longer available for purchase.
Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial professionals, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features, and investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with the purchaser’s investment objectives, risk tolerance, investment time horizon, marital status, tax situation, and other personal characteristics and needs.
Variable annuities are not insured by the Federal Deposit Insurance Corporation or any other federal government agency, and are not deposits of, guaranteed by, or insured by the depository institution where offered or any of its affiliates. The SEC has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense. Additional information about certain investment products, including variable annuities, has been prepared by the SEC’s staff and is available at Investor.gov.
Under state insurance laws, Contract Owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it. This right is referred to as a "free look" right. The length of this time period depends on state law and may vary depending on whether the purchase is a replacement of another annuity contract. For ease of administration, Nationwide will honor any free look cancellation request that is in good order and received at the Service Center or postmarked within 30 days after the contract issue date (see Right to Examine and Cancel and Contacting the Service Center).
If the Contract Owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less any withdrawals from the contract, and applicable federal and state income tax withholding. Otherwise, Nationwide will return the Contract Value, less any withdrawals from the contract, and applicable federal and state income tax withholding (see Right to Examine and Cancel).
1

Glossary of Special Terms
Accumulation Unit – An accounting unit of measure used to calculate the Contract Value allocated to the Variable Account before the Annuitization Date.
Annuitant – The person(s) whose length of life determines how long annuity payments are paid. The Annuitant must be living on the date the contract is issued.
Annuitization Date – The date on which annuity payments begin.
Annuity Commencement Date – The date on which annuity payments are scheduled to begin.
Annuity Unit – An accounting unit of measure used to calculate the value of variable annuity payments.
Charitable Remainder Trust – A trust meeting the requirements of Section 664 of the Internal Revenue Code.
Contract Anniversary – Each recurring one-year anniversary of the date the contract was issued.
Contingent Annuitant – The individual who becomes the Annuitant if the Annuitant dies before the Annuitization Date.
Contract Owner(s) – The person(s) who owns all rights under the contract.
Contract Value – The value of all Accumulation Units in a contract plus any amount held in the Fixed Account, the GTOs, and the collateral fixed account.
Contract Year – Each year the contract is in force beginning with the date the contract is issued.
Daily Net Assets – A figure that is calculated at the end of each Valuation Date and represents the sum of all the Contract Owners' interests in the Sub-Accounts after the deduction of underlying mutual fund expenses.
ERISA – The Employee Retirement Income Security Act of 1974, as amended.
Fixed Account – An investment option that is funded by Nationwide's General Account. Amounts allocated to the Fixed Account will receive periodic interest subject to a guaranteed minimum crediting rate.
General Account – All assets of Nationwide other than those of the Variable Account or in other separate accounts of Nationwide.
Guaranteed Term Options("GTOs") – Investment options that provide a guaranteed fixed interest rate paid over specific term duration and contain a market value adjustment feature.
Individual Retirement Account – An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.
Individual Retirement Annuity or IRA – An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs or Simple IRAs.
Investment-Only Contract – A contract purchased by a qualified pension, profit-sharing, or stock bonus plan as defined by Section 401(a) of the Internal Revenue Code.
Nationwide – Nationwide Life Insurance Company.
Net Asset Value – The value of one share of an underlying mutual fund at the close of regular trading on the New York Stock Exchange.
Non-Qualified Contract – A contract which does not qualify for favorable tax treatment as a Qualified Plan, IRA, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.
Qualified Plan – A retirement plan that receives favorable tax treatment under Section 401 of the Internal Revenue Code
Roth IRA – An annuity contract that qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.
SEC – Securities and Exchange Commission.
SEP IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(k) of the Internal Revenue Code.
2

Service Center – The department of Nationwide responsible for receiving all service and transaction requests relating to the contract. For service and transaction requests submitted other than by telephone (including fax requests), the Service Center is Nationwide's mail and document processing facility. For service and transaction requests communicated by telephone, the Service Center is Nationwide's operations processing facility. Information on how to contact the Service Center is in the Contacting the Service Center provision.
Simple IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.
Sub-Accounts – Divisions of the Variable Account, each of which invests in a single underlying mutual fund.
Tax Sheltered Annuity – An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.
Valuation Date – Each day the New York Stock Exchange is open for business or any other day during which there is a sufficient degree of trading such that the current Net Asset Value of the underlying mutual fund shares might be materially affected. Values of the Variable Account are determined as of the close of regular trading on the New York Stock Exchange, which generally closes at 4:00 p.m. EST.
Valuation Period – The period of time commencing at the close of a Valuation Date and ending at the close of regular trading on the New York Stock Exchange for the next succeeding Valuation Date.
Variable Account – Nationwide Variable Account-9, a separate account that Nationwide established to hold Contract Owner assets allocated to variable investment options. The Variable Account is divided into Sub-Accounts, each of which invests in a separate underlying mutual fund.
3

4

Table of Contents (continued)
5

Table of Contents (continued)
6

Key Information Table
Important Information You Should Consider About the Contract
FEES AND EXPENSES (see Fee Table and Charges and Deductions)
Charges for Early Withdrawals	If the Contract Owner withdraws money from the contract within 7 years following his/her last purchase payment, a Contingent Deferred Sales Charge (or "CDSC") may apply (see Contingent Deferred Sales Charge). The CDSC is used to recoup sales and other expenses associated with the contract that Nationwide incurs during the early years of the contract. The CDSC will not exceed 7% of the amount of purchase payments withdrawn, declining to 0% over 7 years.

For example, for a contract with a $100,000 investment, a withdrawal taken during the CDSC period could result in a CDSC of up to $7,000.
Transaction Charges	Nationwide also charges a loan processing fee at the time each new loan is processed (see Loan Privilege).
Ongoing Fees and Expenses (annual charges)	The table below describes the fees and expenses that you may pay each year, depending on the options chosen. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
	Annual Fee	Minimum	Maximum
	Base Contract	1.10% [1]	1.12% [1]
	Investment options (underlying mutual fund fees and expenses)	0.26% [2]	2.07% [2]
	Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.05% [1]	0.15% [1]
[1] As a percentage of Variable Account value. [2] As a percentage of underlying mutual fund assets.
Because each contract is customizable, the options elected affect how much each Contract Owner will pay. To help you understand the cost of owning the contract, the following table shows the lowest and highest cost a Contract Owner could pay each year, based on current charges. This estimate assumes that no withdrawals are taken from the contract, which could add a CDSC that substantially increases costs.
	Lowest Annual Cost Estimate: $1,279.72	Highest Annual Cost Estimate: $3,155.20
Assumes:
• Investment of $100,000
• 5% annual appreciation
• Least expensive underlying mutual fund fees and expenses
• No optional benefits
• No CDSC
• No additional purchase payments, transfers or withdrawals	Assumes:
• Investment of $100,000
• 5% annual appreciation
• Most expensive combination of optional benefits and underlying mutual fund fees and expenses
• No CDSC
• No additional purchase payments, transfers or withdrawals

RISKS
Risk of Loss	Contract Owners of variable annuities can lose money by investing in the contract, including loss of principal (see Principal Risks).
Not a Short-Term Investment	The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership (see Principal Risks).

A CDSC may apply for up to 7 years following the last purchase payment and could reduce the value of the contract if purchase payments are withdrawn during that time (see Contingent Deferred Sales Charge). The benefit of tax also means that the contract is more beneficial to investors with a long time horizon (see Principal Risks).
7

RISKS
Risks Associated with Investment Options	• Investment in this contract is subject to the risk of poor investment performance of the investment options chosen by the Contract Owner.
• Each investment option (including the Fixed Account and Guaranteed Term Options) has its own unique risks.
• Review the prospectuses and disclosures for the investment options before making an investment decision.
See Principal Risks.
Insurance Company Risks	Investment in the contract is subject to the risks associated with Nationwide, including that any obligations (including interest payable for allocations to the Fixed Account and Guaranteed Term Options), guarantees, or benefits are subject to the claims-paying ability of Nationwide. More information about Nationwide, including its financial strength ratings, is available by contacting Nationwide at the address and/or toll-free phone number indicated in Contacting the Service Center (see Principal Risks).
RESTRICTIONS
Investments	• Nationwide reserves the right to add, remove, and substitute investment options available under the contract (see The Sub-Accounts and Underlying Mutual Funds).
• Allocations to the Fixed Account may not be transferred to another investment option except at the end of a Fixed Account interest rate guarantee period (see The Fixed Account).
• Allocations to the Guaranteed Term Options that are transferred to another investment option prior to maturity are subject to a market value adjustment (see Guaranteed Term Options).
Optional Benefits	• Certain optional benefits limit or restrict the investment options available for investment.
• Nationwide reserves the right to discontinue offering any optional benefit. Such a discontinuance will only apply to new contracts and will not impact any contracts already in force.
See Benefits Under the Contract.
TAXES
Tax Implications	• Consult with a tax professional to determine the tax implications of an investment in and payments received under this contract.
• If the contract is purchased through a tax-qualified plan or IRA, there is no additional tax deferral.
• Earnings in the contract are taxed at ordinary income tax rates at the time of withdrawals and there may be a tax penalty if withdrawals are taken before the Contract Owner reaches age 59½.
See Appendix B: Contract Types and Tax Information.
CONFLICTS OF INTEREST
Investment Professional Compensation	Some financial professionals receive compensation for selling the contract. Compensation can take the form of commission and other indirect compensation in that Nationwide may share the revenue it earns on this contract with the financial professional’s firm. This conflict of interest may influence a financial professional, as these financial professionals may have a financial incentive to offer or recommend this contract over another investment (see The Contract in General).
Exchanges	Some financial professionals may have a financial incentive to offer an investor a new contract in place of the one he/she already owns. An investor should only exchange his/her contract if he/she determines, after comparing the features, fees, and risks of both contracts, that it is preferable for him/her to purchase the new contract, rather than to continue to own the existing one (see The Contract in General).
8

Overview of the Contract
Purpose of the Contract
The contract is intended to be a long-term investment vehicle to assist investors in saving for and living in retirement. Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. It provides the Contract Owner with a stream of periodic income payments upon the Contract Owner’s retirement. During the years leading up to those income payments, the Contract Owner manages his/her assets in the contract according to their specific goals and risk preferences by directing the allocation and reallocation among a variety of investment options. Contract growth is tax-deferred, meaning that gains in the contract are not taxable until withdrawn from the contract. Finally, in the event that the Annuitant dies before beginning income payments, the contract offers a death benefit.
Prospective purchasers should consult with a financial professional to determine whether this contract is appropriate for them, taking into consideration their particular needs, including investment objectives, risk tolerance, investment time horizon, marital status, tax situation, and other personal characteristics. Generally speaking, this contract is intended to provide benefits to a single individual and his/her beneficiaries. The contract is not intended to be used by institutional investors, in connection with other Nationwide contracts that have the same Annuitant, or in connection with other Nationwide contracts that have different Annuitants but the same Contract Owner. It is not intended to be sold to a terminally ill Contract Owner or Annuitant.
Phases of the Contract
The contract exists in two separate phases: accumulation (savings) and annuitization (income). During the accumulation phase, the contract offers a variety of investment options to which the Contract Owner can allocate and reallocate his/her Contract Value. The investment options available under the contract consist of Sub-Accounts that invest in underlying mutual funds, which offer a variable rate of return, a Fixed Account, which offers a fixed rate of return, and Guaranteed Term Options, which offer an enhanced rate of return subject to a market value adjustment. Additional information about the underlying mutual funds is available in Appendix A: Underlying Mutual Funds Available Under the Contract.
During the annuitization phase, Nationwide makes periodic income payments to the Annuitant. At the time of annuitization, the Annuitant elects the duration of the annuity payments – either for a fixed period of time or for the duration of the Annuitant’s (and possibly the Annuitant’s spouse’s) life. The Annuitant also elects whether the annuity payments will be fixed or variable. If the Annuitant elects variable annuity payments, the Annuitant controls the allocation/reallocation of annuitized assets among the available Sub-Accounts. After annuitization begins, the only value associated with the contract is the stream of annuity payments; unless otherwise specified in the annuity option, the Annuitant cannot withdraw value from the contract over and above the annuity payments. Additionally, once annuitization has begun, there is no death benefit, which means that upon the death of the Annuitant (and the Annuitant’s spouse if a joint annuity option was elected), all payments stop and the contract terminates, unless the particular annuitization option provides otherwise.
Contract Features
Investment Options. Contract Owners can allocate Contract Value to Sub-Accounts that invest in underlying mutual funds, the Fixed Account and/or the Guaranteed Term Options. Contract Owners can reallocate those assets at their discretion, subject to certain restrictions.
Deposits to the Contract. Contract Owners can apply additional purchase payments to the contracts until the Annuitization Date, subject to certain restrictions.
Withdrawals from the Contract. Contract Owners can withdraw some or all of their Contract Value at any time prior to annuitization, subject to certain restrictions. A CDSC may apply. After Annuitization, withdrawals other than annuity payments are not permitted.
Loans from the Contract. For contracts issued as Tax Sheltered Annuities, Contract Owners can request a loan of a portion of their Contract Value at any time after the free look period and prior to annuitization, subject to certain restrictions. A Loan Processing Fee is assessed at the time each new loan is processed, and a loan interest charge also applies.
Death Benefit. During the accumulation phase, the contracts contains a standard death benefit (the greatest of (i) Contract Value, (ii) net purchase payments, or (iii) Contract Value as of the most recent five-year Contract Anniversary before the Annuitant's 86th birthday) at no additional charge.
9

Optional Death Benefits. Two death benefit options are available for an additional charge, which may provide a greater death benefit than the standard death benefit. Those options are:
•	One-Year Step Up Death Benefit Option
•	5% Enhanced Death Benefit Option
CDSC Options. Several CDSC options are available for an additional charge, whereby Nationwide will waive or reduce the standard CDSC schedule. Those options are:
•	Five Year CDSC Option
•	10 Year and Disability Waiver
•	Additional Withdrawal Without Charge and Disability Waiver
•	Hardship Waiver
Annuity Payments. On the Annuitization Date, Nationwide will make annuity payments based on the annuity payment option chosen prior to annuitization.
Tax Deferral. Generally, Contract Owners will not be taxed on any earnings on the assets in the contract until such earnings are distributed from the contract. How each contract’s distributions are taxed depends on the type of contract issued. Note that if this contract is issued in connection with a plan that qualifies for special income tax treatment under the Code, the contract does not provide additional tax deferral benefits (see Appendix B: Contract Types and Tax Information).
Cancellation of the Contract. Under state insurance laws, Contract Owners have the right, during a limited period of time, to examine their contracts and decide if they want to keep it or cancel it Nationwide will honor any free look cancellation request that is in good order and received at the Service Center or postmarked within 30 days after the contract issue date (see Right to Examine and Cancel and Contacting the Service Center).
Contract Owner Services. The contracts offers several services at no additional charge to assist Contract Owners in managing their contracts, including:
•	Asset Rebalancing
•	Dollar Cost Averaging
•	Enhanced Fixed Account Dollar Cost Averaging
•	Systematic Withdrawals
10

Fee Table
The following tables describe the fees and expenses that a Contract Owner will pay when buying, owning, or surrendering the contract. Please refer to the contract specifications for information about the specific fees the Contract Owner will pay each year based on the options elected.
The first table describes the fees and expenses a Contract Owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options. Some states or governmental entities charge premium tax on purchase payments. Nationwide will deduct an amount equal to the premium tax charged by an applicable governmental entity, which currently ranges between 0% and 3.5% of purchase payments.
Transaction Expenses
Maximum Contingent Deferred Sales Charge ("CDSC") (as a percentage of purchase payments surrendered)	7%
Range of CDSC over time:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%
Some state jurisdictions require a lower CDSC schedule. Please refer to your contract for state specific information.
Loan Processing Fee	$25 [1]

The next table describes the fees and expenses that a Contract Owner will pay each year during the time that the Contract Owner owns the contract (not including underlying mutual fund fees and expenses). If an optional benefit is elected, an additional charge will be assessed, as shown below.
Annual Contract Expenses
Annual Loan Interest Charge (assessed as a reduction to the credited interest rate)	2.25% [2]
Maximum Administrative Expense[3]	$15
Base Contract Expenses[4] (assessed as an annualized percentage of Daily Net Assets)	1.10%
Optional Benefit Expenses[5] (assessed as an annualized percentage of Daily Net Assets)
Five-Year CDSC Option Charge	0.15% [6]
CDSC Waiver Options
Additional Withdrawal Without Charge and Disability Waiver Charge	0.10% [7]
10 Year and Disability Waiver Charge (available for Tax Sheltered Annuities only)	0.05%
Hardship Waiver Charge (available for Tax Sheltered Annuities only)	0.15%
Optional Death Benefits[8]
Optional One-Year Step Up Death Benefit Charge	0.05%
Optional 5% Enhanced Death Benefit Charge	0.10%

[1]	Nationwide assesses a Loan Processing Fee at the time each new loan is processed. Loans are only available for contracts issued as Tax Sheltered Annuities.
[2]	The loan interest rate is determined, based on market conditions, at the time of loan application or issuance. The loan balance in the collateral Fixed Account is credited with interest at 2.25% less than the loan interest rate. Thus, the net loan interest charge is 2.25%, which is applied against the outstanding loan balance.
[3]	Throughout this prospectus, the Administrative Expense will be referred to as the Contract Maintenance Charge. The Contract Maintenance Charge is deducted annually from all contracts containing less than $25,000 on each Contract Anniversary. This charge is waived on a going-forward basis for any contract valued at $25,000 or more on any Contract Anniversary.
[4]	Throughout the prospectus, the Base Contract Expenses will be referred to as Mortality and Expense Risk Charge.
[5]	Unless otherwise indicated, charges for optional benefits are only assessed prior to the Annuitization Date (see Charges and Deductions).
[6]	Range of Five-Year CDSC over time:

Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5
CDSC Percentage	7%	7%	6%	4%	2%	0%
For contracts issued in the State of New York, this option is available only for contracts issued as Roth IRAs.
[7]	Each Contract Year, the Contract Owner may withdraw without a CDSC the greater of:
11

•	15% of all purchase payments made to the contract; or
•	any amount withdrawn to meet minimum distribution requirements for this contract under the Internal Revenue Code.
This free withdrawal privilege is non-cumulative. Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year. The Internal Revenue Code may impose restrictions on withdrawals from contracts issued as Tax Sheltered Annuities.
8
Only one death benefit option may be elected.
The next item shows the minimum and maximum total operating expenses charged by the underlying mutual funds that the Contract Owner may pay periodically during the life of the contract. A complete list of the underlying mutual funds available under the contract, including their annual expenses, may be found in Appendix A: Underlying Mutual Funds Available Under the Contract.
Annual Underlying Mutual Fund Expenses
	Minimum	Maximum
(Expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets.)	0.26%	2.07%
Example
This Example is intended to help Contract Owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, Variable Account annual expenses, and underlying mutual fund fees and expenses. The Example does not reflect premium taxes which, if reflected, would result in higher expenses.
The Example assumes:
•	a $100,000 investment in the contract for the time periods indicated;
•	a 5% return each year;
•	the maximum and the minimum annual underlying mutual fund expenses;
•	Variable Account charges that reflect the most expensive combination of optional benefits available for an additional charge(1.65%);
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.
	If the contract is surrendered at the end of the applicable time period				If the contract is annuitized at the end of the applicable time period				If the contract is not surrendered
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Annual Underlying Mutual Fund Expenses (2.07%)	$10,922	$16,893	$23,036	$41,176	*	$11,893	$20,036	$41,176	$3,922	$11,893	$20,036	$41,176
Minimum Annual Underlying Mutual Fund Expenses (0.26%)	$ 9,021	$11,246	$13,727	$23,149	*	$ 6,246	$10,727	$23,149	$2,021	$ 6,246	$10,727	$23,149
*	The contracts sold under this prospectus do not permit annuitization during the first two Contract Years.
Principal Risks
Contract Owners should be aware of the following risks associated with owning a variable annuity:
12

Risk of loss. The Sub-Accounts invest in underlying mutual funds. Underlying mutual funds are variable investments, meaning their value will increase or decrease in value based on the performance of the underlying securities. Poor underlying mutual fund performance can result in a loss of Contract Value and/or principal.
Not a short-term investment. In general, deferred variable annuities are long-term investments; they are not suitable as short-term savings vehicles. Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. Specifically:
•	A Contract Owner who takes withdrawals from the contract before reaching age 59 1/2 could be subject to tax penalties that are mandated by the federal tax laws.
•	A Contract Owner who takes withdrawals from the contract before reaching age 59 1/2 could be subject to tax penalties that are mandated by the federal tax laws.
Sub-Account availability. Nationwide reserves the right to change the Sub-Accounts available under the contract, including adding new Sub-Accounts, discontinuing availability of Sub-Accounts, and substituting Sub-Accounts. Decisions to make such changes are at Nationwide’s discretion but will be in accordance with Nationwide’s internal policies and procedures relating to such matters. Any changes to the availability of Sub-Accounts will be subject to regulatory approval and notice will be provided.
Active trading. Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts. Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among Sub-Accounts may negatively impact other investors in the contract. In certain circumstance, to address active trading, Nationwide may require transfer requests to be submitted via U.S. mail. Additionally, underlying mutual funds are required to take certain actions in order to protect shareholders from negative impacts of short-term trading, which may include requiring Nationwide to prohibit particular Contract Owners from investing in a Sub-Account that invests in the impacted underlying mutual fund.
Financial strength. Contractual guarantees that exceed the value of the assets in the Variable Account (including death benefit guarantees that exceed the Contract Value and interest credited to Fixed Account and Guaranteed Term Option allocations) are paid from Nationwide’s general account, which is subject to Nationwide’s financial strength and claims-paying ability. If Nationwide experiences financial distress, it may not be able to meet its obligations.
Regulatory risk. The contract is governed by various state and federal laws and regulations, which are subject to change. Those changes could require Nationwide to make changes to the contract that alter the nature or value of certain benefits. Additionally, changes to the tax laws or regulations could limit or eliminate the tax benefits of the contract, resulting in greater tax liability or less earnings.
Cybersecurity. Nationwide’s businesses are highly dependent upon its computer systems and those of its business partners. This makes Nationwide potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include direct risks, such as theft, misuse, corruption, and destruction of data maintained by Nationwide, and indirect risks, such as denial of service, attacks on service provider websites and other operational disruptions that impede Nationwide’s ability to electronically interact with service providers. Cyber-attacks affecting Nationwide, the underlying mutual funds, intermediaries, and other service providers may adversely affect Nationwide and Contract Values. In connection with any such cyber-attack, Nationwide and/or its service providers and intermediaries may be subject to regulatory fines and financial losses and/or reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. There may be an increased risk of cyber-attacks during periods of geopolitical or military conflict (such as Russia’s invasion of Ukraine and the resulting response by the United States and other countries). Although Nationwide undertakes substantial efforts to protect its computer systems from cyber-attacks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that Nationwide, its service providers, or the underlying mutual funds will avoid losses affecting contracts due to cyber-attacks or information security breaches in the future.
In the event that Contract Values are adversely affected as a result of the failure of Nationwide’s cybersecurity controls, Nationwide will take reasonable steps to restore Contract Values to the levels that they would have been had the cyber-attack not occurred. Nationwide will not, however, be responsible for any adverse impact to Contract Values that result from the Contract Owner or its designee’s negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks.
13

Business Continuity Risks. Nationwide is exposed to risks related to natural and man-made disasters, such as storms, fires, earthquakes, public health crises, geopolitical disputes, military actions, and terrorist acts, which could adversely affect Nationwide’s ability to administer the contract. Natural and man-made disasters may require a significant contingent of Nationwide’s employees to work from remote locations. During these periods, Nationwide could experience decreased productivity, and a significant number of Nationwide’s workforce or certain key personnel may be unable to fulfill their duties if Nationwide’s data or systems are disabled or destroyed. In addition, an extended period of remote work arrangements could introduce operational risk and impair Nationwide’s ability to administer the contract.
Nationwide outsources certain critical business functions to third parties and, in the event of a natural or man-made disaster, relies upon the successful implementation and execution of the business continuity planning of such entities. While Nationwide closely monitors the business continuity activities of these third parties, successful implementation and execution of their business continuity strategies are largely beyond Nationwide’s control. If one or more of the third parties to whom Nationwide outsources such critical business functions experience operational failures, Nationwide’s ability to administer the contract could be impaired.
COVID-19 Risk. In March 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, which has resulted in operational disruptions, as well as market volatility and general economic uncertainty. While Nationwide has implemented risk management and contingency plans and taken preventative measures and other precautions so it can continue to provide products and services to its customers, even as many of its employees and the employees of its service providers continue to work remotely, it is not currently possible to accurately estimate the full impact that the COVID-19 pandemic will have on Nationwide’s businesses as Nationwide continues to be subject to certain risks that could negatively impact its operations.
Significant market volatility and negative investment returns in the market resulting from the COVID-19 pandemic could have a negative impact on returns of the underlying mutual funds in which the Variable Account invests. Additionally, the COVID-19 pandemic has at times resulted in negative economic conditions, changes in consumer behavior, economic shutdowns, state and federal legislation intended to ease the impact of the COVID-19 pandemic on consumers and voluntary hardship assistance that Nationwide provides to its customers. These factors, among other factors related to COVID-19, could affect the amount of sales and profitability of Nationwide’s businesses and could have a negative impact on its financial condition and operations.
While Nationwide is confident in its ability to manage the financial risks related to COVID-19, the extent and duration or the risks related to the COVID-19 pandemic cannot be fully known. It is possible these risks could impact Nationwide’s financial strength and claims-paying ability. There are many factors beyond Nationwide’s control that cannot be mitigated or foreseen that could have a negative impact on Nationwide and the operation of the contract. Nationwide continues to monitor the economic situation and assess its impact on its business operations closely.
Nationwide and the Variable Account
The contract is issued by Nationwide, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide Variable Account-9 is a separate account of Nationwide that invests in the underlying mutual funds listed in Appendix A: Underlying Mutual Funds Available Under the Contract. Income, gains, and losses credited to or charged against the Variable Account reflect the Variable Account’s own investment experience and not the investment experience of Nationwide’s other assets. The Variable Account’s assets are held separately from General Account assets and may not be used to pay any liabilities of Nationwide other than those arising from the contract or other contracts supported by the Variable Account. The Variable Account is divided into Sub-Accounts, each of which invests in shares of a single underlying mutual fund.
The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215. NISC is a wholly-owned subsidiary of Nationwide.
Investment Options
The Sub-Accounts and Underlying Mutual Funds
The Contract Owner can allocate Contract Value to Sub-Accounts of the Variable Account, subject to conditions in the contract and underlying mutual funds. Each Sub-Account invests in shares of a single underlying mutual fund. Nationwide uses the assets of each Sub-Account to buy shares of the underlying mutual funds based on Contract Owner instructions.
14

Information about each underlying mutual fund, including its name, type, adviser and subadviser (if applicable), current expenses, and performance, is available in Appendix A: Underlying Mutual Funds Available Under the Contract. Each underlying mutual fund issues its own prospectus that contains more detailed information about the underlying mutual fund. Contract Owners receive underlying mutual fund prospectuses when they make their initial Sub-Account allocations and any time they change those allocations. Contract Owners can obtain prospectuses for underlying mutual funds free of charge at any time by contacting the Service Center (see Contacting the Service Center). Contract Owners should read these prospectuses carefully before investing.
Underlying mutual funds in the Variable Account are NOT publicly available mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.
The investment advisers of the underlying mutual funds may manage publicly available mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT the same as any publicly available mutual fund. Contract Owners should not compare the performance of a publicly available fund with the performance of underlying mutual funds participating in the Variable Account. The performance of the underlying mutual funds could differ substantially from that of any publicly available funds.
The particular underlying mutual funds available under the contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Contract Owners will receive notice of any such changes that affect their contract. The underlying mutual funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts.
In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms, or their affiliates may be added to the Variable Account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.
Voting Rights
Contract Owners are not shareholders of the underlying mutual funds in which the Sub-Accounts invest; however, Contract Owners with assets allocated to Sub-Accounts are entitled to certain voting rights. Nationwide will vote underlying mutual fund shares at special shareholder meetings based on Contract Owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.
Contract Owners with voting interests in an underlying mutual fund will be notified of issues requiring shareholder vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received. What this means is that when only a small number of Contract Owners vote, each vote has a greater impact on, and may control, the outcome.
The number of shares which a Contract Owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the Net Asset Value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.
Material Conflicts
The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the Variable Account and one or more of the other separate accounts in which these underlying mutual funds participate.
Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the Contract Owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect Contract Owners and variable annuity payees, including withdrawal of the Variable Account from participation in the underlying mutual fund(s) involved in the conflict.
15

Substitution of Securities
Nationwide may substitute shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:
(1)	shares of a current underlying mutual fund are no longer available for investment; or
(2)	further investment in an underlying mutual fund is inappropriate.
Nationwide will not substitute shares of any underlying mutual fund in which the Sub-Accounts invest without any necessary prior approval of the appropriate state or federal regulatory authorities. All affected Contract Owners will be notified in the event there is a substitution, elimination, or combination of shares.
The substitute underlying mutual fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future purchase payments, or both. Nationwide may close Sub-Accounts to allocations of purchase payments or Contract Value, or both, at any time in its sole discretion. The underlying mutual funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts.
Deregistration of the Variable Account
Nationwide may deregister the Variable Account under the 1940 Act in the event the Variable Account meets an exemption from registration under the 1940 Act, if there are no outstanding contracts supported by the Variable Account, or for any other purpose approved by the SEC.
No deregistration may take place without the prior approval of the SEC. All affected Contract Owners will be notified in the event Nationwide deregisters the Variable Account. If the Variable Account is deregistered, Nationwide’s contractual obligations to the Contract Owner will continue.
The Fixed Account
The Contract Owner can allocate Contract Value to the Fixed Account, subject to conditions imposed by the contract. The Fixed Account is an investment option that is funded by assets of Nationwide’s General Account. The General Account contains all of Nationwide’s assets other than those in this and other Nationwide separate accounts and is used to support Nationwide’s annuity and insurance obligations. The General Account is not subject to the same laws as the Variable Account and the SEC has not reviewed material in this prospectus relating to the Fixed Account.
Purchase payments will be allocated to the Fixed Account by election of the Contract Owner. Nationwide reserves the right to limit or refuse purchase payments and/or transfers allocated to the Fixed Account at its sole discretion. Generally, Nationwide will invoke this right when interest rates are low by historical standards. Effective April 21, 2014, Nationwide invoked its right to limit purchase payments and/or transfers into the Fixed Account if the Fixed Account is (or would be after the purchase payment or transfer) equal to or greater than 30% of the Contract Value at the time such purchase payment is submitted or such transfer is requested. Nationwide also reserves the right to limit the amount that can be transferred from the Fixed Account at the end of an interest rate guaranteed period. State law requires Nationwide to reserve the right to postpone payment or transfer out of the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request. The Fixed Account may not be available in every state.
Nationwide may also establish an annual maximum transfer limit for transfers to the Fixed Account. Except as otherwise indicated, the transfer limit will not be less than 10% of the combined value of amounts allocated to the Sub-Accounts and the GTOs for any 12-month period.
The investment income earned by the Fixed Account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of Fixed Account allocations:
•	New Money Rate – The rate credited on the Fixed Account allocation when the contract is purchased or when subsequent purchase payments are made. Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.
•	Variable Account to Fixed Rate – Allocations transferred from any of the Sub-Accounts to the Fixed Account may receive a different rate. The rate may be lower than the New Money Rate. There may be limits on the amount and frequency of movements from the Sub-Accounts to the Fixed Account.
•	Renewal Rate – The rate available for maturing Fixed Account allocations which are entering a new guarantee period. The Contract Owner will be notified of this rate in a letter issued with the quarterly statements when a
16

Contract Owner’s Fixed Account allocation matures. At that time, the Contract Owner will have an opportunity to leave the money in the Fixed Account and receive the Renewal Rate or the Contract Owner can move the money to any of the other investment options.
•	Dollar Cost Averaging Rate – From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a Dollar Cost Averaging program. Rates will vary depending on the Dollar Cost Averaging program elected (see Contract Owner Services).
All of these rates are subject to change on a daily basis; however, once applied to the Fixed Account, the interest rates are guaranteed until the end of the calendar quarter during which the 12-month anniversary of the Fixed Account allocation occurs.
Credited interest rates are annualized rates – the effective yield of interest over a one-year period. Interest is credited to each contract on a daily basis. As a result, the credited interest rate is compounded daily to achieve the stated effective yield.
The guaranteed rate for any purchase payment will be effective for not less than 12 months. Nationwide guarantees that the rate will not be less than the minimum interest rate required by applicable state law. Any interest in excess of the minimum interest rate required by applicable state law will be credited to Fixed Account allocations at Nationwide’s sole discretion.
Nationwide guarantees that the value of Fixed Account allocations will not be less than the amount of the purchase payments allocated to the Fixed Account, plus interest credited as described above, less any withdrawals and any applicable charges including CDSC.
Fixed Account Interest Rate Guarantee Period
The Fixed Account interest rate guarantee period is the period of time that the Fixed Account interest rate is guaranteed to remain the same. During a Fixed Account interest rate guarantee period, transfers cannot be made from the Fixed Account, and amounts transferred to the Fixed Account must remain on deposit.
For new purchase payments allocated to the Fixed Account and transfers to the Fixed Account, the Fixed Account interest rate guarantee period begins on the date of deposit or transfer and ends on the one-year anniversary of the deposit or transfer. The guaranteed interest rate period may last for up to three months beyond the one-year anniversary because guaranteed terms end on the last day of a calendar quarter.
Guaranteed Term Options
Guaranteed Term Options or GTOs are separate investment options under the contract. The minimum amount that may be allocated to a GTO is $1,000. Allocations to a Guaranteed Term Option are held in a separate account, established by Nationwide pursuant to Ohio law, to aid in the reserving and accounting for Guaranteed Term Option obligations. The separate account’s assets are held separately from Nationwide’s other assets and are not chargeable with liabilities incurred in any other business of Nationwide. However, Nationwide’s General Account assets are available for the purpose of meeting the guarantees of any Guaranteed Term Option, subject to Nationwide’s claims-paying ability. A Guaranteed Term Option prospectus should be read along with this prospectus. Guaranteed Term Options may not be available in every state.
Guaranteed Term Options provide a guaranteed rate of interest over four different maturity durations: three (3), five (5), seven (7) or ten (10) years. Note: The guaranteed term may last for up to three months beyond the 3, 5, 7, or 10-year period since every guaranteed term will end on the final day of a calendar quarter.
For the duration selected, Nationwide will declare a guaranteed interest rate. The guaranteed interest rate will be credited to amounts allocated to the Guaranteed Term Option unless the Contract Owner takes a withdrawal from their GTO allocation before the maturity date. If a withdrawal is taken before the maturity date, the withdrawal will be subject to a market value adjustment. A market value adjustment can increase or decrease the amount withdrawn depending on fluctuations in constant maturity treasury rates. No market value adjustment will be applied if Guaranteed Term Option allocations are held to maturity.
Because a market value adjustment can affect the value of a withdrawal, its effects should be carefully considered before surrendering or transferring from Guaranteed Term Options. The prospectus for the Guaranteed Term Options contains additional information and can be obtained free of charge by contacting the Service Center.
17

Guaranteed Term Options are available only during the accumulation phase of a contract. They are not available after the Annuitization Date. In addition, Guaranteed Term Options are not available for use with Asset Rebalancing, Dollar Cost Averaging programs, or Systematic Withdrawals.
Contacting the Service Center
All inquiries, paperwork, information requests, service requests, and transaction requests should be made to the Service Center:
•	by telephone at 1-800-848-6331 (TDD 1-800-238-3035)
•	by mail to P.O. Box 182021, Columbus, Ohio 43218-2021
•	by fax at 1-888-634-4472
•	by Internet at www.nationwide.com.
Nationwide reserves the right to restrict or remove the ability to submit service requests via Internet, phone, or fax upon written notice.
Not all methods of communication are available for all types of requests. To determine which methods are permitted for a particular request, refer to the specific transaction provision in this prospectus or call the Service Center. Requests submitted by means other than described in this prospectus could be returned or delayed.
Service and transaction requests will generally be processed on the Valuation Date they are received at the Service Center as long as the request is in good order, see Operation of the Contract. Good order generally means that all necessary information to process the request is complete and in a form acceptable to Nationwide. If a request is not in good order, Nationwide will take reasonable actions to obtain the information necessary to process the request. Requests that are not in good order may be delayed or returned. Nationwide reserves the right to process any purchase payment or withdrawal request sent to a location other than the Service Center on the Valuation Date it is received at the Service Center. On any day the post office is closed, Nationwide is unable to retrieve service and transaction requests that are submitted by mail. This will result in a delay of the delivery of those requests to the Service Center.
Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may record telephone requests. Telephone and computer systems may not always be available. Any telephone system or computer can experience outages or slowdowns for a variety of reasons. The outages or slowdowns could prevent or delay processing. Although Nationwide has taken precautions to support heavy use, it is still possible to incur an outage or delay. To avoid technical difficulties, submit transaction requests by mail.
Charges and Deductions
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.10% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Contract Maintenance Charge
A $15 Contract Maintenance Charge is assessed on each Contract Anniversary and upon full surrender of the contract.
This charge reimburses Nationwide for administrative expenses involved in issuing and maintaining the contract. If on any Contract Anniversary (or on the date of a full surrender) the Contract Value is $25,000 or more, Nationwide will waive the Contract Maintenance Charge from that point forward.
The deduction of the Contract Maintenance Charge will be taken proportionally from each Sub-Account, the Fixed Account, and the GTOs based on the value in each option as compared to the total Contract Value.
Nationwide will not reduce or eliminate the Contract Maintenance Charge where it would be discriminatory or unlawful.
18

Contingent Deferred Sales Charge
No sales charge deduction is made from purchase payments upon deposit into the contract. However, if any part of the contract is withdrawn, Nationwide may deduct a CDSC. The CDSC will not exceed 7% of purchase payments withdrawn.
The CDSC is calculated by multiplying the applicable CDSC percentage (noted in the following table) by the amount of purchase payments withdrawn. For purposes of calculating the CDSC, withdrawals are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. CDSC provisions vary by state. Refer to the contract for state specific information.
The CDSC applies as follows:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7+
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%
Earnings are not subject to the CDSC, but may not be distributed prior to the distribution of all purchase payments. (For tax purposes, a withdrawal is usually treated as a withdrawal of earnings first.)
The CDSC is used to cover sales expenses, including commissions, production of sales material, and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide’s general assets, which may indirectly include portions of the Variable Account charges, since Nationwide may generate a profit from these charges.
All or a portion of any withdrawal may be subject to federal income taxes. Contract Owners taking withdrawals before age 59½ may be subject to a 10% penalty tax.
Waiver of Contingent Deferred Sales Charge
The maximum amount that can be withdrawn annually without a CDSC is the greater of:
(1)	10% of purchase payments that are still subject to CDSC (which is equal to the total purchase payments subject to CDSC minus purchase payments previously withdrawn that were subject to CDSC) (15% of purchase payments that are still subject to the CDSC if the Contract Owner elected the Additional Withdrawal Without Charge and Disability Waiver); or
(2)	any amount withdrawn to meet minimum distribution requirements for this contract under the Internal Revenue Code.
This CDSC-free withdrawal privilege is non-cumulative. Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year.
Note: CDSC-free withdrawals do not count as "purchase payments previously withdrawn that were subject to CDSC" and, therefore, do not reduce the amount used to calculate subsequent CDSC-free withdrawal amounts.
In addition, no CDSC will be deducted:
(1)	upon the annuitization of contracts which have been in force for at least two years;
(2)	upon payment of a death benefit;
(3)	from any values which have been held under a contract for at least seven years (five years if the Five-Year CDSC Option is elected); or
(4)	if an optional death benefit is elected and the conditions described in the Long-Term Care/Nursing Home and Terminal Illness Waiver section are met.
No CDSC applies to transfers between or among the various investment options in the contract.
A contract held by a Charitable Remainder Trust (within the meaning of Internal Revenue Code Section 664) may withdraw the greater of (i) the amount available under the CDSC-free withdrawal privilege described above, and (ii) the difference between:
(a)	the Contract Value at the close of the day prior to the date of the withdrawal; and
(b)	the total purchase payments made to the contract as of the date of the withdrawal (less an adjustment for amounts previously withdrawn).
The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.
19

Long-Term Care/Nursing Home and Terminal Illness Waiver
The death benefit options (but not the standard death benefit) include a Long-Term Care/Nursing Home and Terminal Illness Waiver. This benefit may not be available in every state.
Under this provision, no CDSC will be charged if:
(1)	the third Contract Anniversary has passed and the Contract Owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date; or
(2)	the Contract Owner has been diagnosed by a physician at any time after contract issuance to have a terminal illness and Nationwide receives and records a letter from that physician indicating such diagnosis.
Written notice and proof of terminal illness or confinement for 90 days in a hospital or long-term care facility must be received in a form satisfactory to Nationwide and recorded at the Service Center prior to waiver of the CDSC.
In the case of joint ownership, the waivers will apply if either joint owner meets the qualifications listed above.
For those contracts that have a non-natural person as Contract Owner as an agent for a natural person, the Annuitant may exercise the right of the Contract Owner for purposes described in this provision. If the non-natural Contract Owner does not own the contract as an agent for a natural person (e.g., the Contract Owner is a corporation or a trust for the benefit of an entity), the Annuitant may not exercise the rights described in this provision.
Note: The benefit associated with this feature is the waiver of CDSC under certain circumstances. This feature is not intended to provide or imply that the contract provides long-term care or nursing home insurance coverage.
Premium Taxes
Certain states or other governmental entities charge premium tax on purchase payments. Nationwide will charge against the Contract Value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 3.5% and vary from state to state. The range is subject to change. Nationwide will assess premium taxes to the contract at the time Nationwide is assessed the premium taxes by the state. Premium taxes may be deducted from death benefit proceeds.
Loan Processing Fee and Loan Interest Charge
Nationwide charges a Loan Processing Fee at the time each new loan is processed. The Loan Processing Fee will not exceed $25 per loan processed. This fee compensates Nationwide for expenses related to administering and processing loans. Some states may not allow Nationwide to assess a Loan Processing Fee. The fee is taken from all of the investment options in proportion to the Contract Value at the time the loan is processed.
Nationwide also assesses a loan interest charge, assessed as a reduction to the credited interest rate. The loan interest rate is determined, based on market conditions, at the time of loan application or issuance. The loan balance in the collateral Fixed Account is credited with interest at 2.25% less than the loan interest rate. Thus, the net loan interest charge is an annual rate of 2.25%, which is applied against the outstanding loan balance. The Annual Loan Interest Charge will not exceed 2.25%.
For more detailed information about loans, see Loan Privilege.
Five Year CDSC Option
For an additional charge equal to an annualized rate of 0.15% of the Daily Net Assets, an applicant can elect the Five-Year CDSC Option, which reduces the standard CDSC schedule to a five-year CDSC schedule. The charge will be assessed until annuitization. For more detailed information about this option, see Benefits Under the Contract. Nationwide may realize a profit from this charge.
Additional Withdrawal Without Charge and Disability Waiver
Each contract has a standard 10% CDSC-free withdrawal privilege each year. For an additional charge at an annualized rate of 0.10% of the Daily Net Assets, the Contract Owner can, each year, withdraw an additional 5% of total purchase payments without incurring a CDSC. This option also contains a disability waiver whereby Nationwide will waive CDSC if a
20

Contract Owner (or Annuitant if the contract is owned by a non-natural owner) is disabled after the contract is issued but before reaching age 65. The charge will be assessed until annuitization. For more detailed information about this option, see Benefits Under the Contract. Nationwide may realize a profit from this charge.
10 Year and Disability Waiver
For an additional charge at an annualized rate of 0.05% of the Daily Net Assets, an applicant for a Tax Sheltered Annuity can elect the 10 Year and Disability Waiver. Under this option, Nationwide will waive CDSC if the Contract Owner has been the owner of the contract for at least 10 years, and the Contract Owner has made regular payroll deferrals during the entire Contract Year for at least five of those 10 years. This option also contains a disability waiver whereby Nationwide will waive CDSC if the Contract Owner is disabled after the contract is issued but before reaching age 65. The charge will be assessed until annuitization. For more detailed information about this option, see Benefits Under the Contract. Nationwide may realize a profit from this charge.
Hardship Waiver
For an additional charge at an annualized rate of 0.15% of the Daily Net Assets, an applicant for a Tax Sheltered Annuity can purchase the Hardship Waiver. Under this option, Nationwide will waive CDSC if the Contract Owner experiences a hardship (as defined for purposes of Internal Revenue Code Section 401(k)). The charge will be assessed until annuitization. For more detailed information about this option, see Benefits Under the Contract. Nationwide may realize a profit from this charge.
One-Year Step Up Death Benefit Option
For an additional charge at an annualized rate of 0.05% of the Daily Net Assets, an applicant can elect the One-Year Step Up Death Benefit Option. The One-Year Step Up Death Benefit Option is generally described as the greatest of Contract Value, net purchase payments, and highest Contract Value on any Contract Anniversary before Annuitant’s 86th birthday, and includes the Long-Term Care/Nursing Home and Terminal Illness Waiver. The charge will be assessed until annuitization. For more detailed information about this option, see Benefits Under the Contract. Nationwide may realize a profit from this charge.
5% Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.10% of the Daily Net Assets, an applicant can elect 5% Enhanced Death Benefit Option. The 5% Enhanced Death Benefit Option is only available until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. The 5% Enhanced Death Option is generally described as the greater of Contract Value and the interest anniversary value (purchase payments, accumulated at the Interest Anniversary Rate until the last Contract Anniversary prior to the Annuitant's 86th birthday), and includes the Long-Term Care/Nursing Home and Terminal Illness Waiver. The charge will be assessed until annuitization. For more detailed information about this option, see Benefits Under the Contract. Nationwide may realize a profit from this charge.
Underlying Mutual Fund Charges
In addition to the charges indicated above, the underlying mutual funds in which the Sub-Accounts invest have their own fees and charges which are paid out of the assets of the underlying mutual fund. More information about the fees and charges of the underlying mutual funds can be found in the prospectus for each underlying mutual fund which can be obtained free of charge by contacting Nationwide’s Service Center.
The Contract in General
Types of Contracts Issued
The contracts may be issued as either individual or group contracts. In those states where contracts are issued as group contracts, references throughout this prospectus to "contract(s)" will also mean "certificate(s)" and "Contract Owner" will mean "participant" unless the plan permits or requires the Contract Owner to exercise contract rights under the terms of the plan.
The contracts can be categorized as:
21

•	Charitable Remainder Trusts
•	Individual Retirement Annuities ("IRAs")
•	Investment-Only Contracts (Qualified Plans)
•	Non-Qualified Contracts
•	Roth IRAs
•	Simplified Employee Pension IRAs ("SEP IRAs")
•	Simple IRAs
•	Tax Sheltered Annuities
Nationwide no longer issues the contract as a Tax Sheltered Annuity, except to participants in ERISA and ORP plans that have purchased a Nationwide individual annuity contract before September 25, 2007.
For more detailed information about the differences in contract types, see Appendix B: Contract Types and Tax Information.
Prospective purchasers may apply to purchase a contract through broker dealers that have entered into a selling agreement with Nationwide Investment Services Corporation.
The contracts described in this prospectus are no longer available for purchase.
Minimum Initial and Subsequent Purchase Payments
All purchase payments must be paid in the currency of the United States of America. For contracts issued as Charitable Remainder Trusts and Tax Sheltered Annuities, there is no minimum initial purchase payment. For all other contract types, the minimum initial purchase payment is $1,000. For Tax Sheltered Annuities, the minimum subsequent purchase payment is $25. For all other contract types, there is no minimum subsequent purchase payment.
Some states have different minimum initial and subsequent purchase payment amounts, and subsequent purchase payments may not be permitted in all states. Contact the Service Center for information on initial and subsequent purchase payment requirements in a particular state.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide or its affiliates or subsidiaries on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. Its decision as to whether or not to accept a purchase payment in excess of that amount will be based on one or more factors, including, but not limited to: age, spouse age (if applicable), Annuitant age, state of issue, total purchase payments, optional benefits elected, current market conditions, and current hedging costs. All such decisions will be based on internally established actuarial guidelines and will be applied in a non-discriminatory manner. In the event that Nationwide does not accept a purchase payment under these guidelines, the purchase payment will be immediately returned in its entirety in the same manner as it was received. If Nationwide accepts the purchase payment, it will be applied to the contract immediately and will receive the next calculated Accumulation Unit value.
Nationwide prohibits subsequent purchase payments made after death of the Contract Owner(s) or the Annuitant. If upon notification of death of the Contract Owner(s) or the Annuitant, it is determined that death occurred prior to a subsequent purchase payment being made. Nationwide reserves the right to return the purchase payment.
Dollar Limit Restrictions
Certain features of the contract have additional purchase payment and/or Contract Value limitations associated with them:
Guaranteed Term Options. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.
Money Laundering
In order to comply with the USA PATRIOT Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities. If mandated under applicable law, Nationwide may be required to reject a purchase payment and/or
22

block a Contract Owner's account and thereby refuse to process any request for transfers, withdrawals, surrenders, loans, or death benefits until instructions are received from the appropriate regulators. Nationwide may also be required to provide additional information about a Contract Owner or a Contract Owner's account to governmental regulators.
Replacements
If the contract described in this prospectus is replacing another variable annuity, the mortality tables used to determine the amount of annuity payments for this contract may be less favorable than those in the contract being replaced. Additionally, upon replacement, all benefits accrued under the replaced contract are forfeited. The issuance of this contract as a replacement for any investment product may result in the payment of compensation to the financial professional, which could create a conflict of interest.
Contestability
Nationwide will not contest the contract.
Payments to Minors
Nationwide will not pay insurance proceeds directly to minors. Contact a legal advisor for options to facilitate the timely availability of monies intended for a minor’s benefit.
Contract Misuse
The annuity described in this prospectus is intended to provide benefits to a single individual and his/her beneficiaries. It is not intended to be used by institutional investors, in connection with other Nationwide contracts that have the same Annuitant, or in connection with other Nationwide contracts that have different Annuitants, but the same Contract Owner. If Nationwide determines that the risks it intended to assume in issuing the contract have been altered by misusing the contract as described above, Nationwide reserves the right to take any action it deems necessary to reduce or eliminate the altered risk. Nationwide also reserves the right to take any action it deems necessary to reduce or eliminate altered risk resulting from materially false, misleading, incomplete, or otherwise deficient information provided by the Contract Owner.
Nationwide's General Account Obligations
Nationwide is obligated to pay all amounts promised to Contract Owners under the contracts. Any obligations Nationwide has to Contract Owners under the contracts in excess of the Contract Value are paid from the General Account and are subject to Nationwide's creditors and ultimately, its overall claims paying ability.
Contractual Guarantees
These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for any of the contractual insurance benefits and features guaranteed under the contracts. These guarantees are the sole responsibility of Nationwide.
Reservation of Rights
In addition to rights that Nationwide specifically reserves elsewhere in this prospectus, Nationwide reserves the right, subject to any applicable regulatory approvals, to perform any or all of the following:
•	close Sub-Accounts to additional purchase payments on existing contracts or close Sub-Accounts for contracts purchased on or after specified dates. Changes of this nature will be made as directed by the underlying mutual funds or because Nationwide determines that the underlying mutual fund is no longer suitable (see Underlying Mutual Fund Service Fee Payments);
•	make changes required by any change in the federal securities laws, including, but not limited to, the Securities Act of 1933, the Securities Exchange Act of 1934, the Investment Company Act of 1940, or any other changes to the Securities and Exchange Commission’s rules and regulations thereunder or interpretation thereof;
•	make any changes necessary to maintain the status of the contracts as annuities under the Internal Revenue Code;
•	make any changes required by federal or state laws with respect to annuity contracts; and
23

•	suspend or discontinue sale of the contracts. The decision to suspend or discontinue sale of the contracts is made at Nationwide's discretion. Any decision of this nature would not impact current Contract Owners.
Contract Owners will be notified of any resulting changes by way of a supplement to the prospectus.
Following is a discussion of some relevant factors that may be of particular interest to prospective investors.
Distribution, Promotional, and Sales Expenses
Nationwide pays commissions to the firms that sell the contracts. The maximum gross commission that Nationwide will pay on the sale of the contracts is 5.40% of purchase payments. Note: The individual financial professionals typically receive only a portion of this amount; the remainder is retained by the firm. Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.
In addition to or partially in lieu of commission, and to the extent permitted by SEC and FINRA rules and other applicable laws and regulations, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm’s ability and demonstrated willingness to promote and market Nationwide’s products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide’s products, which may include but not be limited to providing conferences or seminars, sales or training programs, advertising and sales campaigns regarding the contracts, and payments to assist a firm in connection with its administrative systems, operations and marketing expenses and/or other events or activities sponsored by the firms.
Nationwide may also host training and/or educational meetings including the cost of travel, accommodations and meals for firms that sell the contracts as well as assist such firms with marketing or advertisement costs.
For more information on the exact compensation arrangement associated with this contract, consult your financial professional.
Underlying Mutual Fund Service Fee Payments
Nationwide’s Relationship with the Underlying Mutual Funds
The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares. The Variable Account aggregates Contract Owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund on each Valuation Date. The Variable Account (not the Contract Owners) is the underlying mutual fund shareholder. When the Variable Account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public. Nationwide incurs these expenses instead.
Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the underlying mutual funds by providing Contract Owners with Sub-Account options that correspond to the underlying mutual funds.
An investment adviser or subadviser of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities. These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the contract.
Types of Payments Nationwide Receives
In light of the above, the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the "payments"). The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee. These payments are made for various purposes, including payments for the services provided and expenses incurred by the Nationwide companies in promoting, marketing and administering the contracts and underlying funds. Nationwide may realize a profit on the payments received.
Nationwide or its affiliates receive the following types of payments:
•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;
•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and
24

•	Payments by an underlying mutual fund’s adviser or subadviser (or its affiliates), from their own revenues. Such payments are not from underlying mutual fund assets. However, the revenues from which such payments are made may be derived from advisory fees, which are deducted from underlying mutual fund assets and are reflected in mutual fund charges.
Furthermore, Nationwide benefits from assets invested in Nationwide’s affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services provided. Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.
Nationwide took into consideration the anticipated mutual fund service fee payments from the underlying mutual funds when it determined the charges imposed under the contracts. Without these mutual fund service fee payments, Nationwide would have imposed higher charges under the contract.
Amount of Payments Nationwide Receives
For the year end December 31, 2021, the underlying mutual fund service fee payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.75% (as a percentage of the average Daily Net Assets invested in the underlying mutual funds) offered through the contract or other variable contracts that Nationwide and its affiliates issue. Payments from investment advisers or subadvisers to participate in educational and/or marketing activities have not been taken into account in this percentage.
Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all. Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).
For contracts owned by an employer sponsored retirement plan subject to ERISA, upon a plan trustee’s request, Nationwide will provide a best estimate of plan-specific, aggregate data regarding the amount of underlying mutual fund service fee payments Nationwide received in connection with the plan’s investments either for the previous calendar year or plan year, if the plan year is not the same as the calendar year.
Identification of Underlying Mutual Funds
Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following: investment objectives, investment process, risk characteristics, investment capabilities, experience and resources, investment consistency, fund expenses, asset class coverage, the alignment of the investment objectives of the underlying mutual fund with Nationwide’s hedging strategy, the strength of the adviser’s or subadviser’s reputation and tenure, brand recognition, and the capability and qualification of each investment firm. Other factors Nationwide may consider during the identification process are: whether the underlying mutual fund’s adviser or subadviser is a Nationwide affiliate; whether the underlying mutual fund or its service providers (e.g. the investment adviser or subadvisers), or its affiliates will make mutual fund service fee payments to Nationwide or its affiliates in connection with certain administrative, marketing, and support services; or whether affiliates of the underlying mutual fund can provide marketing and distribution support for sales of the contracts. For additional information on these arrangements, see above. Nationwide reviews the funds periodically and may remove a fund or limit its availability to new contributions and/or transfers of account value if Nationwide determines that a fund no longer satisfies one or more of the selection criteria, and/or if the fund has not attracted significant allocations from Contract Owners.
Nationwide does not recommend or endorse any particular fund and it does not provide investment advice.
There may be underlying mutual funds with lower fees and expenses, as well as other variable contracts that offer underlying mutual funds with lower fees and expenses. The purchaser should consider all of the fees and charges of the contract in relation to its features and benefits when making a decision to invest. Note: Higher contract and underlying mutual fund fees and expenses have a direct effect on and may lower investment performance.
Treatment of Unclaimed Property
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the Annuity Commencement Date or the date Nationwide becomes informed that a death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, Nationwide is still unable to locate the beneficiary of the death benefit, or the beneficiary does not come
25

forward to claim the death benefit in a timely manner, the death benefit will be surrendered and placed in a non-interest bearing account. While in the non-interest bearing account, Nationwide will continue to perform due diligence required by state law. Once the state mandated period has expired, Nationwide will escheat the death benefit to the abandoned property division or unclaimed property office of the state in which the beneficiary or the Contract Owner last resided, as shown on Nationwide's books and records, or to Ohio, Nationwide's state of domicile. If a claim is subsequently made, the state is obligated to pay any such amount (without interest) to the designated recipient upon presentation of proper documentation.
To prevent escheatment, it is important to update beneficiary designations - including complete names, complete addresses, phone numbers, and social security numbers - as they change. Such updates should be sent to the Service Center.
Profitability
Nationwide does consider profitability when determining the charges in the contract. In early Contract Years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Nationwide does, however, anticipate earning a profit in later Contract Years. In general, Nationwide’s profit will be greater the higher the investment return and the longer the contract is held.
Benefits Under the Contract
The following tables summarize information about the benefits under the contract. The Standard Benefits table indicates the benefits that are available under the contract and for which there is no additional charge. The Optional Benefits table indicates the benefits that are (or were) available under the contract that are optional - they must be affirmatively elected by the applicant and may have an additional charge.
Standard Benefits Table
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Standard Death Benefit	Death benefit upon death of Annuitant prior to Annuitization	None	• Certain ownership changes and assignments could reduce the death benefit • Nationwide may limit purchase payments to $1,000,000
Asset Rebalancing (see Contract Owner Services)	Automatic reallocation of assets on a predetermined percentage basis	None	• Assets in the Fixed Account and GTOs are excluded from the program
Dollar Cost Averaging (see Contract Owner Services)	Long-term transfer program involving automatic transfer of assets	None	• Transfers are only permitted from the Fixed Account and a limited number of Sub-Accounts
• Transfers may not be directed to the Fixed Account or GTOs
• Transfers from the Fixed Account must be equal to or less than 1/30th of the Fixed Account value at the time the program is requested
Enhanced Fixed Account Dollar Cost Averaging (see Contract Owner Services)	Long-term transfer program involving automatic transfer of Fixed Account allocations with higher interest crediting rate	None	• Transfers are only permitted from the Fixed Account • Only new purchase payments to the contract are eligible for the program • Transfers may not be directed to the Fixed Account or GTOs
Systematic Withdrawals (see Contract Owner Services)	Automatic withdrawals of Contract Value on a periodic basis	None	• Withdrawals must be at least $100 each
26

Optional Benefits Table
Name of Benefit	Purpose	Maximum Fee	Current Fee	Brief Description of Restrictions/Limitations
Loans(see Loan Privilege)	Loan from Contract Value	$25 Loan Processing Fee and 2.25% compound interest on outstanding loan balance	$25 Loan Processing Fee and 2.25% compound interest on outstanding loan balance	• Only available to owners of Tax Sheltered Annuities
• Subject to terms of the Tax Sheltered Annuity plan
• Minimum and maximum loan amounts apply
• Loans must be repaid within a specified period
• Loan payments must be made at least quarterly
Five Year CDSC Option	Reduction of standard CDSC schedule	0.15% (Daily Net Assets)	0.15% (Daily Net Assets)	• Must be elected at application • Election is irrevocable
Additional Withdrawal Without Charge and Disability Waiver	CDSC waiver and increased CDSC-free withdrawal privilege	0.10% (Daily Net Assets)	0.10% (Daily Net Assets)	• Must be elected at application • Election is irrevocable • CDSC waiver is subject to conditions • If waiver becomes effective due to disability, no additional purchase payments are permitted
10 Year and Disability Waiver	CDSC waiver	0.05% (Daily Net Assets)	0.05% (Daily Net Assets)	• Only available to owners of a Tax Sheltered Annuity
• Must be elected at application
• Election is irrevocable
• CDSC waiver is subject to conditions
• If waiver becomes effective due to disability, no additional purchase payments are permitted
Hardship Waiver	CDSC waiver	0.15% (Daily Net Assets)	0.15% (Daily Net Assets)	• Only available to owners of a Tax Sheltered Annuity
• Must be elected at application
• Election is irrevocable
• CDSC waiver is subject to conditions
• If waiver becomes effective, no additional purchase payments are permitted
One-Year Step Up Death Benefit Option	Enhanced death benefit	0.05% (Daily Net Assets)	0.05% (Daily Net Assets)	• May not be elected if another death benefit option is elected. • Must be elected at application • Election is irrevocable • Nationwide may limit purchase payments to $1,000,000
5% Enhanced Death Benefit Option	Enhanced death benefit	0.10% (Daily Net Assets)	0.10% (Daily Net Assets)	• May not be elected if another death benefit option is elected. • Must be elected at application • Election is irrevocable • Nationwide may limit purchase payments to $1,000,000
Standard Death Benefit (Five-Year Reset Death Benefit)
If the Annuitant dies before the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
27

(3)	the Contract Value as of the most recent five-year Contract Anniversary before the Annuitant’s 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that five-year Contract Anniversary.
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Example:
For an example of how the Standard Death Benefit (Five-Year Reset Death Benefit) is calculated, see Appendix C: Standard Death Benefit (Five-Year Reset Death Benefit) Example.
Five-Year CDSC Option
Applicants can elect the Five-Year CDSC Option, which reduces the standard seven-year CDSC Schedule to a five-year CDSC schedule. The Five-Year CDSC Option must be elected at the time of application, and the option is irrevocable. In exchange, Nationwide assesses a charge at an annualized rate of 0.15% of the Daily Net Assets. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization.
The CDSC schedule applicable if the Five Year CDSC Option is elected is:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5+
CDSC Percentage	7%	7%	6%	4%	2%	0%
Under this option, CDSC will not exceed 7% of purchase payments surrendered.
Nationwide may realize a profit from the charge assessed for this option.
Example:
Mr. B elected the Five Year CDSC Option at the time of application. Mr. B elects to take a partial withdrawal in the fourth year of his contract. Instead of applying the standard CDSC schedule, Nationwide will apply the Five Year CDSC schedule, which results in a CDSC percentage of 2% (3 completed Contract Years).
Additional Withdrawal without Charge and Disability Waiver
Each contract has a standard 10% CDSC-free withdrawal privilege each year. For an additional charge at an annualized rate of 0.10% of the Daily Net Assets, the Contract Owner can, each year, withdraw an additional 5% of total purchase payments without incurring a CDSC. This would allow the Contract Owner to withdraw a total of 15% of the total of all purchase payments each year free of CDSC. Like the standard 10% CDSC-free privilege, this additional withdrawal benefit is non-cumulative.
This option also contains a disability waiver. Nationwide will waive CDSC if a Contract Owner (or Annuitant if the contract is owned by a non-natural owner) is disabled after the contract is issued but before reaching age 65. If this waiver becomes effective due to disability, no additional purchase payments may be made to the contract.
Example:
Mr. J elected the Additional Withdrawal Without Charge and Disability Waiver at the time of application and he now wants to take a withdrawal from his contract. If Mr. J’s withdrawal is subject to a CDSC and he hasn’t yet used his CDSC-free withdrawal privilege for that year, Mr. J would be entitled to a 15% CDSC-free withdrawal, as opposed to the 10% CDSC-free withdrawal that is applicable on standard contracts.
This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option.
28

10 Year and Disability Waiver
For an additional charge at an annualized rate of 0.05% of the Daily Net Assets, an applicant for a Tax Sheltered Annuity can elect the 10 Year and Disability Waiver. Under this option, Nationwide will waive CDSC if two conditions are met:
(1)	the Contract Owner has been the owner of the contract for at least 10 years; and
(2)	the Contract Owner has made regular payroll deferrals during the entire Contract Year for at least five of those 10 years.
This option also contains a disability waiver. Nationwide will waive CDSC if the Contract Owner is disabled after the contract is issued but before reaching age 65. If this waiver becomes effective due to disability, no additional purchase payments may be made to the contract.
Example:
Ms. Q elected the 10 Year and Disability Waiver at the time of application and is in her 11th year of owning the contract. During that time, she made regular monthly payroll deposits into the contract. Nationwide will waive any applicable CDSC on withdrawals from Ms. Q’s contract.
This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option.
Hardship Waiver
For an additional charge at an annualized rate of 0.15% of the Daily Net Assets, an applicant for a Tax Sheltered Annuity can purchase the Hardship Waiver. Under this option, Nationwide will waive CDSC if the Contract Owner experiences a hardship (as defined for purposes of Internal Revenue Code Section 401(k)). The Contract Owner may be required to provide proof of hardship.
If this waiver becomes effective, no additional purchase payments may be made to the contract.
Example:
Ms. H elected the Hardship Waiver at the time of application and she would like to take a hardship withdrawal from her contract. Nationwide will waive any applicable CDSC on the hardship withdrawal, provided any request proof of hardship is provided and accepted by Nationwide.
This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option.
One-Year Step Up Death Benefit Option
For an additional charge at an annualized rate of 0.05% of the Daily Net Assets, an applicant can elect the One-Year Step-Up Death Benefit Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
29

Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Example:
For an example of how the One-Year Step-Up Death Benefit Option is calculated, see Appendix D: One-Year Step Up Death Benefit Option Example.
The One-Year Step-Up Death Benefit Option also includes a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met.
5% Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.10% of the Daily Net Assets, an applicant can elect the 5% Enhanced Death Benefit Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value; or
(2)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments minus amounts withdrawn, accumulated at 5% simple interest until the last Contract Anniversary prior to the Annuitant’s 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts withdrawn. The adjustment for amounts subsequently surrendered after the most recent Contract Anniversary will reduce the 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Example:
For an example of how the 5% Enhanced Death Benefit Option is calculated, see Appendix E: 5% Enhanced Death Benefit Option Example
The 5% Enhanced Death Benefit Option also includes the Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met.
Ownership and Interests in the Contract
Contract Owner
Prior to the Annuitization Date, the Contract Owner has all rights under the contract, unless a joint owner is named. If a joint owner is named, each joint owner has all rights under the contract. Purchasers who name someone other than themselves as the Contract Owner will have no rights under the contract.
On the Annuitization Date, the Contract Owner cedes all ownership rights to the Annuitant and the Annuitant becomes the Contract Owner, unless the Contract Owner is a Charitable Remainder Trust. If the Contract Owner is a Charitable Remainder Trust, the Charitable Remainder Trust continues to be the Contract Owner after annuitization.
Joint Owner
Prior to the Annuitization Date, joint owners each own an undivided interest in the contract.
Non-Qualified Contract Owners can name a joint owner at any time before annuitization. However, joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners. Joint ownership is not permitted on contracts owned by a non-natural Contract Owner.
30

Generally, the exercise of any ownership rights under the contract must be in writing and signed by both joint owners. However, if a written election, signed by both Contract Owners, authorizing Nationwide to allow the exercise of ownership rights independently by either joint owner is submitted, Nationwide will permit joint owners to act independently. If such an authorization is submitted, Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.
If either joint owner dies before the Annuitization Date, the contract continues with the surviving joint owner as the remaining Contract Owner.
On the Annuitization Date, both joint owners cede all ownership rights to the Annuitant and the Annuitant becomes the Contract Owner.
Contingent Owner
Prior to the Annuitization Date, the contingent owner succeeds to the rights of a Contract Owner if a Contract Owner who is not the Annuitant dies before the Annuitization Date and there is no surviving joint owner.
If a Contract Owner who is the Annuitant dies before the Annuitization Date, the contingent owner will not have any rights under the contract, unless such contingent owner is also the beneficiary.
The Contract Owner may name a contingent owner at any time before the Annuitization Date.
After the Annuitization Date, the contingent owner will not have any interest in the contract.
Annuitant
Prior to the Annuitization Date, the Annuitant has no interest in the contract, but must be named in the application. Only Non-Qualified Contract Owners may name someone other than himself/herself as the Annuitant. This Annuitant must be age 85 or younger at the time of the contract issuance, unless Nationwide approves a request for an Annuitant of greater age.
On the Annuitization Date, the Annuitant becomes the new owner and has all ownership rights in the contract. The Annuitant is the person who receives annuity payments and the person upon whose continuation of life any annuity payment involving life contingencies depends.
Contingent Annuitant
Prior to the Annuitization Date, if the Annuitant dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant and all provisions of the contract that are based on the Annuitants death prior to the Annuitization Date will be based on the death of the Contingent Annuitant. Only Non-Qualified Contract Owners may name a Contingent Annuitant. The Contingent Annuitant need not be named at the time of application. Regardless of when the Contingent Annuitant is added he/she must be (or must have been) age 85 or younger at the time of contract issuance, unless Nationwide approves a request for a Contingent Annuitant of greater age.
Joint Annuitant
Prior to the Annuitization Date, there is no joint annuitant.
On the Annuitization Date, if applicable, a joint annuitant is named. The joint annuitant is designated as a second person (in addition to the Annuitant) upon whose continuation of life any annuity payment involving life contingencies depends.
Beneficiary and Contingent Beneficiary
Prior to the Annuitization Date, the beneficiary is the person who is entitled to the death benefit if the Annuitant (and Contingent Annuitant, if applicable) dies before the Annuitization Date and there is no joint owner and/or Contingent Annuitant. The Contract Owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.
A contingent beneficiary will succeed to the rights of the beneficiary if no beneficiary is alive when a death benefit is paid. The Contract Owner can name more than one contingent beneficiary. Multiple contingent beneficiaries will share the death benefit equally, unless otherwise specified.
After the Annuitization Date, the beneficiaries and contingent beneficiaries have no interest in the contract.
31

Changes to the Parties to the Contract
Prior to the Annuitization Date (and subject to any existing assignments), the Contract Owner may request to change the following:
•	Contract Owner (Non-Qualified Contracts only);
•	joint owner (must be the Contract Owner's spouse);
•	contingent owner;
•	Annuitant (subject to Nationwide’s underwriting and approval);
•	Contingent Annuitant (subject to Nationwide's underwriting and approval);
•	beneficiary; or
•	contingent beneficiary.
The Contract Owner must submit the request to Nationwide in writing and Nationwide must receive the request at the Service Center before the Annuitization Date. Once Nationwide receives and records the change request, the change will be effective as of the date the written request was signed (unless otherwise specified by the Contract Owner), whether or not the Contract Owner or Annuitant is living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded. Nationwide reserves the right to reject any change request that would alter the nature of the risk that Nationwide assumed when it originally issued the contract.
If the Contract Owner is not a natural person and there is a change of the Annuitant, distributions will be made as if the Contract Owner died at the time of the change, regardless of whether the Contract Owner named a Contingent Annuitant.
Any request to change the Contract Owner must be signed by the existing Contract Owner and the person designated as the new Contract Owner. Nationwide may require a signature guarantee. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes. Changes in ownership and contract assignments could have a negative impact on certain benefits under the contract, including the death benefit.
Assignment
Contracts other than Non-Qualified Contracts may not be assigned, pledged or otherwise transferred except where allowed by law.
A Non-Qualified Contract Owner may assign some or all rights under the contract while the Annuitant is alive, subject to Nationwide’s consent. Nationwide is not responsible for the validity or tax consequences of any assignment and Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the Contract Owner and the assignee regarding the proper allocation of contract rights.
Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.
Assignment of the entire Contract Value may cause the portion of the Contract Value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.
Beneficially Owned Contracts
A beneficially owned contract is a contract that is inherited by a beneficiary and the beneficiary holds the contract as a beneficiary (as opposed to treating the contract as his/her own) to facilitate the distribution of a death benefit or contract value in accordance with the applicable federal tax laws (see Appendix B: Contract Types and Tax Information). An owner of a beneficially owned contract is referred to as a "beneficial owner."
Not all options and features described in this prospectus are available to beneficially owned contracts:
•	No changes to the parties will be permitted on any beneficially owned contract, except that a beneficial owner may request changes to their successor beneficiary(ies).
32

•	There is no death benefit payable on a continued beneficially owned contract. After the death of the beneficial owner, any remaining death benefit or contract value to be distributed will be payable to a successor beneficiary in accordance with applicable federal tax laws.
A beneficiary who is the surviving spouse of a contract owner has the option under the tax laws to continue the contract as the sole contract owner and treat the contract as the spouse’s own. If a spouse continues the contract as the sole contract owner, the spouse will not be treated as a beneficial owner and this section will not apply.
Operation of the Contract
Pricing
Generally, Nationwide prices Accumulation Units on each day that the New York Stock Exchange is open. (Pricing is the calculation of a new Accumulation Unit value that reflects that day's investment experience.)
Accumulation Units are not priced when the New York Stock Exchange is closed or on the following nationally recognized holidays (or on the dates that such holidays are observed by the New York Stock Exchange):
•	New Year's Day
•	Martin Luther King, Jr. Day
•	Presidents' Day
•	Good Friday
•	Memorial Day
•	Juneteenth National Independence Day
•	Independence Day
•	Labor Day
•	Thanksgiving
•	Christmas
Nationwide also will not price purchase payments, withdrawals, or transfers if:
(1)	trading on the New York Stock Exchange is restricted;
(2)	an emergency exists making disposal or valuation of securities held in the Variable Account impracticable; or
(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.
Rules and regulations of the SEC will govern as to when the conditions described in (1) and (2) exist. If Nationwide is closed on days when the New York Stock Exchange is open, Contract Value may change and Contract Owners will not have access to their accounts.
Application and Allocation of Purchase Payments
Initial Purchase Payments
Initial purchase payments will be priced at the Accumulation Unit value next determined no later than two business days after receipt of an order to purchase if the application and all necessary information are complete and are received at the Service Center before the close of regular trading on the New York Stock Exchange, which generally occurs at 4:00 p.m. EST. If the order is received after the close of regular trading on the New York Stock Exchange, the initial purchase payment will be priced within two business days after the next Valuation Date.
If an incomplete application is not completed within five business days after receipt at the Service Center, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically consents to allow Nationwide to hold the purchase payment until the application is completed.
Generally, initial purchase payments are allocated according to Contract Owner instructions on the application. However, in some states, Nationwide will allocate initial purchase payments to the money market Sub-Account during the free look period. After the free look period, Nationwide will reallocate the Contract Value among the investment options based on the instructions contained on the application. In other states, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application. Contact the Service Center or refer to your contract for state specific information on the allocation of initial purchase payments.
33

Subsequent Purchase Payments
Any subsequent purchase payment received at the Service Center (along with all necessary information) before the close of regular trading on the New York Stock Exchange on any Valuation Date will be priced at the Accumulation Unit value next determined after receipt of the purchase payment. If a subsequent purchase payment is received at the Service Center (along with all necessary information) after the close of regular trading on the New York Stock Exchange, it will be priced at the Accumulation Unit value determined on the following Valuation Date.
Allocation of Purchase Payments
Nationwide allocates purchase payments to the Fixed Account and/or Sub-Accounts as instructed by the Contract Owner. Shares of the underlying mutual funds in which the Sub-Accounts invest are purchased at Net Asset Value, then the Contract Owner receives Accumulation Units in the Sub-Account(s) to which the Contract Owner allocated purchase payments.
Contract Owners can change allocations or make exchanges among the Sub-Accounts after the time of application by submitting a written request to the Service Center. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any Sub-Account. In the event that Nationwide receives such a request, Nationwide will inform the Contract Owner that the allocation instructions are invalid and that the contract's allocations among the Sub-Accounts prior to the request will remain in effect. Certain transactions may be subject to conditions imposed by the underlying mutual funds.
Determining the Contract Value
The Contract Value is the sum of the value of amounts allocated to the Sub-Accounts plus any amount held in the Fixed Account, the GTOs, and the collateral fixed account. If charges are assessed against the whole Contract Value, Nationwide will deduct a proportionate amount from each Sub-Account, the Fixed Account, and the GTOs based on current cash values.
Determining Variable Account Value - Valuing an Accumulation Unit
Sub-Account allocations are accounted for in Accumulation Units. Accumulation Unit values (for each Sub-Account) are determined by calculating the Net Investment Factor for the Sub-Accounts for the current Valuation Period and multiplying that result with the Accumulation Unit values determined on the previous Valuation Period. For each Sub-Account, the Net Investment Factor is the investment performance of the underlying mutual fund in which a particular Sub-Account invests, including the charges assessed against that Sub-Account for a Valuation Period.
Nationwide uses the Net Investment Factor as a way to calculate the investment performance of a Sub-Account from Valuation Period to Valuation Period.
The Net Investment Factor for any particular Sub-Account before the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily total Variable Account charges, which may include charges for optional benefits elected by the Contract Owner. The factor is equal to an annualized rate ranging from 1.10% to 1.65% of the Daily Net Assets, depending on which optional benefits the Contract Owner elects.
Based on the change in the Net Investment Factor, the value of an Accumulation Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.
Determining Fixed Account Value
Nationwide determines the value of the Fixed Account by:
34

(1)	adding all amounts allocated to the Fixed Account, minus amounts previously transferred or withdrawn from the Fixed Account;
(2)	adding any interest earned on the amounts allocated to the Fixed Account; and
(3)	subtracting charges deducted in accordance with the contract.
Determining Guaranteed Term Option Value
Nationwide determines the value of a Guaranteed Term Option by:
(1)	adding all amounts allocated to any Guaranteed Term Option, minus amounts previously transferred or withdrawn from a Guaranteed Term Option (which may be subject to a market value adjustment);
(2)	adding any interest earned on the amounts allocated to a Guaranteed Term Option; and
(3)	subtracting charges deducted in accordance with the contract.
Transfer Requests
Contract Owners may submit transfer requests in writing, over the telephone, or via the Internet to the Service Center. Some benefits or features under the contract may limit the manner in which transfer requests can be submitted, as indicated in the respective provision. Nationwide may restrict or withdraw the telephone and/or Internet transfer privilege at any time.
Generally, Sub-Account transfers will receive the Accumulation Unit value next computed after the transfer request is received at the Service Center. However, if a contract that is limited to submitting transfer requests via U.S. mail submits a transfer request via the Internet or telephone pursuant to Nationwide's one-day delay policy, the transfer will be executed on the next Valuation Date after the exchange request is received at the Service Center (see Transfer Restrictions).
Transfers Prior to Annuitization
Transfers from the Fixed Account
A Contract Owner may request to transfer allocations from the Fixed Account to the Sub-Accounts or a GTO only upon reaching the end of a Fixed Account interest rate guarantee period. Fixed Account transfers must be made within 45 days after the end of the interest rate guarantee period.
Normally, Nationwide will permit 100% of the maturing Fixed Account allocations to be transferred. However, Nationwide may limit the amount that can be transferred from the Fixed Account. Nationwide will determine the amount that may be transferred and will declare this amount at the end of the Fixed Account interest rate guarantee period. The maximum transferable amount will never be less than 10% of the Fixed Account allocation reaching the end of a Fixed Account interest rate guarantee period. Any limit on the amount that can be transferred from the Fixed Account will be communicated to impacted Contract Owners at the end of the Fixed Account interest rate guarantee period. Any such limitations will substantially extend the amount of time it takes to transfer the entire Fixed Account allocation to another investment option.
Contract Owners who use Dollar Cost Averaging may transfer from the Fixed Account under the terms of that program.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Transfers to the Fixed Account
Nationwide reserves the right to limit or refuse transfers to the Fixed Account. Generally, Nationwide will invoke this right when interest rates are low by historical standards. Effective April 21, 2014, Nationwide invoked its right to limit transfers into the Fixed Account if the Fixed Account is (or would be after the transfer) equal to or greater than 30% of the Contract Value at the time such transfer is requested.
Nationwide may also establish an annual maximum transfer limit for transfers to the Fixed Account. Except as otherwise indicated, the transfer limit will not be less than 10% of the combined value of amounts allocated to the Sub-Accounts and the GTOs for any 12-month period.
Transfers from a Guaranteed Term Option
Transfers from a Guaranteed Term Option prior to maturity are subject to a market value adjustment.
35

Transfers from the Sub-Accounts
Except as otherwise indicated in Transfers to the Fixed Account, a Contract Owner may request to transfer allocations from the Sub-Accounts to the Fixed Account or a GTO at any time.
Transfers Among the Sub-Accounts
A Contract Owner may request to transfer allocations among the Sub-Accounts at any time, subject to terms and conditions imposed by this prospectus and the underlying mutual funds.
Transfers After Annuitization
After annuitization, the portion of the Contract Value allocated to fixed annuity payments and the portion of the Contract Value allocated to variable annuity payments may not be changed.
After annuitization, transfers among Sub-Accounts may only be made once per calendar year. See Annuitizing the Contract.
Transfer Restrictions
Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading"). A Contract Owner who intends to use an active trading strategy should consult his/her financial professional and request information on other Nationwide variable annuity contracts that offer investment in underlying mutual funds that are designed specifically to support active trading strategies.
Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among Sub-Accounts may negatively impact other investors in the contract. Short-term trading can result in:
•	the dilution of the value of the investors' interests in the underlying mutual fund;
•	underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or
•	increased administrative costs due to frequent purchases and redemptions.
To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide makes no assurances that all risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.
Nationwide cannot guarantee that its attempts to deter active trading strategies will be successful. If Nationwide is unable to deter active trading strategies, the performance of the Sub-Accounts that are actively traded may be adversely impacted.
U.S. Mail Restrictions
Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a contract may appear on these reports if the Contract Owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period. A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (Valuation Period). For example, if a Contract Owner executes multiple transfers involving 10 investment options in one day, this counts as one transfer event. A single transfer occurring on a given trading day and involving only two investment options will also count as one transfer event.
36

As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted. In general, Nationwide will adhere to the following guidelines:
Trading Behavior	Nationwide's Response
Six or more transfer events within one calendar quarter	Nationwide will mail a letter to the Contract Owner notifying them that:
(1) they have been identified as engaging in harmful trading practices; and
(2) if their transfer events total 11 within two consecutive calendar quarters or 20 within one calendar year, the Contract Owner will be limited to submitting transfer requests via U.S. mail on a Nationwide issued form.

11 transfer events within two consecutive calendar quarters OR 20 transfer events within one calendar year	Nationwide will automatically limit the Contract Owner to submitting transfer requests via U.S. mail on a Nationwide issued form.
For purposes of Nationwide's transfer policy, U.S. mail includes standard U.S. mail, overnight U.S. mail, and overnight delivery via private carrier.
For calendar year restrictions, each January 1, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1. However, for restrictions on transfer events within two consecutive calendar quarters, Nationwide does not start the monitoring anew on January 1. Instead, Nationwide refreshes the transfer event restriction period at the beginning of each calendar quarter considering only transfers that occur in the current calendar quarter and occurred in the immediately preceding calendar quarter.
Contract Owners that are required to submit transfer requests via U.S. mail will be required to use a Nationwide issued form for their transfer request. Nationwide will refuse transfer requests that either do not use the Nationwide issued form for their transfer request or fail to provide accurate and complete information on their transfer request form. In the event that a Contract Owner's transfer request is refused by Nationwide, they will receive notice in writing by U.S. mail and will be required to resubmit their transfer request on a Nationwide issued form.
Managers of Multiple Contracts
Some investment financial professionals manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple Contract Owners. These multi-contract financial professionals will generally be required by Nationwide to submit all transfer requests via U.S. mail.
Nationwide may, as an administrative practice, implement a "one-day delay" program for these multi-contract financial professionals, which they can use in addition to or in lieu of submitting transfer requests via U.S. mail. The one-day delay option permits multi-contract financial professionals to continue to submit transfer requests via the Internet or telephone. However, transfer requests submitted by multi-contract financial professionals via the Internet or telephone will not receive the next available Accumulation Unit value. Rather, they will receive the Accumulation Unit value that is calculated on the following Valuation Date. Transfer requests submitted under the one-day delay program are irrevocable. Multi-contract financial professionals will receive advance notice of being subject to the one-day delay program.
Other Restrictions
Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary in order to protect Contract Owners, Annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract Owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.
Any restrictions that Nationwide implements will be applied consistently and uniformly.
Underlying Mutual Fund Restrictions and Prohibitions
Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:
(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Contract Owner;
37

(2)	request the amounts and dates of any purchase, redemption, transfer, or exchange request ("transaction information"); and
(3)	instruct Nationwide to restrict or prohibit further purchases or exchanges by Contract Owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide's policies).
Nationwide is required to provide such transaction information to the underlying mutual funds upon their request. In addition, Nationwide is required to restrict or prohibit further purchases or requests to exchange into a specific Sub-Account upon instruction from the underlying mutual fund in which that Sub-Account invests. Nationwide and any affected Contract Owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or requests to exchange. If an underlying mutual fund refuses to accept a purchase or request to exchange into the Sub-Account associated with the underlying mutual fund submitted by Nationwide, Nationwide will keep any affected Contract Owner in their current Sub-Account allocation.
Right to Examine and Cancel
If the Contract Owner elects to cancel the contract, he/she may return it to the Service Center within a certain period of time known as the "free look" period. Depending on the state in which the contract was purchased (and, in some states, if the contract is purchased as a replacement for another annuity contract), the free look period may be 10 days or longer. For ease of administration, Nationwide will honor any free look cancellation request that is in good order and received at the Service Center or postmarked within 30 days after the contract issue date. The contract issue date is the date the initial purchase payment is applied to the contract.
Where state law requires the return of purchase payments for free look cancellations, Nationwide will return all purchase payments applied to the contract, less any withdrawals from the contract and any applicable federal and state income tax withholding.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will return the Contract Value as of the date of the cancellation, less any withdrawals from the contract and any applicable federal and state income tax withholding.
Liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation. Any additional amounts refunded to the Contract Owner will be paid by Nationwide.
Allocation of Purchase Payments during Free Look Period
Where state law requires the return of purchase payments for free look cancellations, Nationwide will allocate initial purchase payments allocated to Sub-Accounts to the money market Sub-Account during the free look period.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.
Surrender/Withdrawal Prior to Annuitization
Prior to annuitization and before the Annuitant's death, Contract Owners may generally withdraw some or all of their Contract Value. Withdrawals from the contract may be subject to federal income tax and/or a tax penalty (see Appendix B: Contract Types and Tax Information). Withdrawal requests may be submitted in writing or by telephone to the Service Center and Nationwide may require additional information. Requests submitted by telephone may be subject to dollar amount limitations and may be subject to payment and other restrictions to prevent fraud. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms for withdrawals. Nationwide reserves the right to remove the ability to submit requests by telephone upon written notice. Contact the Service Center for current limitations and restrictions. When taking a full surrender, Nationwide may require that the contract accompany the request. Nationwide may require a signature guarantee.
Surrender and withdrawal requests will receive the Accumulation Unit value next determined at the end of the current Valuation Period if the request and all necessary information is received at the Service Center before the close of regular trading on the New York Stock Exchange (generally, 4:00 pm EST). If the request and all necessary information is received after the close of regular trading on the New York Stock Exchange, the request will receive the Accumulation Unit value determined at the end of the next Valuation Day.
38

Nationwide will pay any amounts withdrawn from the Sub-Accounts within seven days after the request is received in good order at the Service Center (see Determining the Contract Value). However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer, or as permitted or required by federal securities laws and rules and regulations of the SEC.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Partial Withdrawals
If a Contract Owner requests a partial withdrawal, Nationwide will redeem Accumulation Units from the Sub-Accounts and an amount from the Fixed Account and the GTOs. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise.
Partial withdrawals are subject to the CDSC provisions of the contract. If a CDSC is assessed, the Contract Owner may elect to have the CDSC deducted from either:
(a)	the amount requested; or
(b)	the Contract Value remaining after the Contract Owner has received the amount requested.
If the Contract Owner does not make a specific election, any applicable CDSC will be deducted from the amount requested by the Contract Owner.
The CDSC deducted is a percentage of the amount requested by the Contract Owner. Amounts deducted for CDSC are not subject to subsequent CDSC.
Partial Withdrawals to Pay Investment Advisory Fees
Some Contract Owners utilize an investment advisor(s) to manage their assets, for which the investment advisor assesses a fee. Investment advisors are not endorsed or affiliated with Nationwide and Nationwide makes no representation as to their qualifications. The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus. Some Contract Owners authorize their investment advisor to take a partial withdrawal(s) from the contract in order to collect investment advisory fees. Withdrawals taken from this contract to pay advisory or investment management fees are subject to the CDSC provisions of the contract and may be subject to income tax and/or tax penalties.
Full Surrenders
Upon full surrender, the Contract Value may be more or less than the total of all purchase payments made to the contract. The Contract Value will reflect:
•	standard contract charges
•	charges for optional benefits elected by the Contract Owner
•	underlying mutual fund charges
•	investment performance of the Sub-Accounts
•	interest credited to Fixed Account allocations
•	amounts credited to GTO allocations
•	any outstanding loan balance plus accrued interest
A CDSC may apply.
Surrender/Withdrawal After Annuitization
After the Annuitization Date, withdrawals other than regularly scheduled annuity payments are not permitted.
39

Withdrawals Under Certain Plan Types
Withdrawals Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan
Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.
The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:
•	the participant dies;
•	the participant retires;
•	the participant terminates employment due to total disability; or
•	the participant that works in a Texas public institution of higher education terminates employment.
A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment. All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.
Due to these restrictions, a participant under either of these plans will not be able to withdraw Cash Value from the contract unless one of the applicable conditions is met. However, Contract Value may be transferred to other carriers, subject to CDSC.
Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940. Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.
Withdrawals Under a Tax Sheltered Annuity
Contract Owners of a Tax Sheltered Annuity may withdraw part or all of their Contract Value before the earlier of the Annuitization Date or the Annuitant’s death, except as provided below:
(A)	Contract Value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be withdrawn only:
(1)	when the Contract Owner reaches age 59½, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)); or
(2)	in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may not include any income earned on salary reduction contributions.
(B)	The withdrawal limitations described previously also apply to:
(1)	salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;
(2)	earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and
(3)	all amounts transferred from Internal Revenue Code Section 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).
Any distribution other than the above, including a free look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Tax Sheltered Annuity.
In order to prevent disqualification of a Tax Sheltered Annuity after a free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the Contract Owner.
40

These provisions explain Nationwide's understanding of current withdrawal restrictions. These restrictions may change.
Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated previously.
Loan Privilege
The loan privilege is only available to owners of Tax Sheltered Annuities. Loans may be taken from the Contract Value after expiration of the free look period up to the Annuitization Date. Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code. Nationwide may modify the terms of a loan to comply with changes in applicable law. Loans are not available in all states.
Minimum and Maximum Loan Amounts
Contract Owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount. Each loan must individually satisfy the contract minimum amount.
The maximum nontaxable loan amount is based on information provided by the participant or the employer. This amount may be impacted if a participant has additional loans from other plans. The total of all outstanding loans must not exceed the following limits:
	Contract Values	Maximum Outstanding Loan Balance Allowed
Non-ERISA Plans	up to $20,000	up to 80% of Contract Value (not more than $10,000)
	$20,000 and over	up to 50% of Contract Value (not more than $50,000*)
ERISA Plans	All	up to 50% of Contract Value (not more than $50,000*)
*	The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.
For salary reduction Tax Sheltered Annuities, loans may be secured only by the Contract Value.
Maximum Loan Processing Fee
Nationwide charges a Loan Processing Fee at the time each new loan is processed. The Loan Processing Fee will not exceed $25 per loan processed. This fee compensates Nationwide for expenses related to administering and processing loans.
The fee is taken from all of the investment options in proportion to the Contract Value at the time the loan is processed.
How Loan Requests are Processed
All loans are made from assets in Nationwide’s General Account. As collateral for the loan, Nationwide holds an amount equal to the loan in a collateral fixed account (which is part of Nationwide’s General Account).
When a loan request is processed, Nationwide transfers Accumulation Units from the Sub-Accounts to the collateral fixed account until the requested amount is reached. The amount deducted from the Sub-Accounts will be in the same proportion as the Sub-Account allocations, unless the Contract Owner has instructed otherwise. If there are not enough Accumulation Units available in the contract to reach the requested loan amount, Nationwide would then transfer Contract Value from the Fixed Account. Contract Value transferred from the Fixed Account to meet the requested loan amount is not subject to the Fixed Account transfer limitations otherwise applicable under the contract.
If the requested loan amount is not reached based on the transfers stated above, any remaining required collateral for the loan will be transferred from the Guaranteed Term Options. Transfers from the Guaranteed Term Options may be subject to a market value adjustment.
No CDSC will be deducted on transfers related to loan processing.
Interest Charged and Credited
Compound interest is charged on the outstanding loan balance consisting of outstanding principal plus accrued interest. The total interest rate is comprised of a collateral interest rate plus a finance interest rate. The total interest rate is disclosed at the time of loan application or loan issuance.
The finance interest rate will be 2.25%. The collateral interest rate will be the total interest rate minus the finance interest rate and will be no less than the guaranteed minimum interest rate stated in the contract.
41

When a loan is repaid in accordance with the payment schedule provided at the time the loan is issued, collateral interest and finance interest that accrue between scheduled payments are paid off. As payments are made, collateral interest is credited to the collateral fixed account, and finance interest is paid to Nationwide. Finance interest may provide revenue for risk charges and profit.
Accrual of Principal and Interest After Default
Upon default, unpaid principal and collateral interest, and finance interest, will separately accrue and compound at the total interest rate. When the total interest rate is applied to accruing finance interest after default, the entire amount of interest is added to the outstanding finance interest. This will cause the total amount of the outstanding loan balance to grow rapidly over time.
Example:
Ms. T takes a loan from her contract of $50,000. After default, the first time interest is calculated as follows:
1A. The total interest rate (collateral interest rate plus finance interest rate) is applied to the outstanding principal;
6.25% (total interest rate)	x	$50,000 (outstanding principal)	=	$3,125 ($2,000 =collateral interest $1,125 = finance interest)
1B. The amount from 1A representing collateral interest is added to the outstanding principal;
$2,000 (collateral interest)	+	$50,000 (outstanding principal)	=	$52,000 (outstanding principal and collateral interest)
1C. The amount from 1A representing finance interest is held separately, and subsequently accrues interest at the total interest rate on a compound basis and will become the outstanding finance interest; and
$1,125 (outstanding finance interest)
1D. The outstanding principal and collateral interest, and the outstanding finance interest, are added to determine the total outstanding principal and interest.
$52,000 (outstanding principal and collateral interest)	+	$1,125 (outstanding finance interest)	=	$53,125 (total outstanding principal and interest)
Thereafter, when interest is calculated:
2A. The total interest rate (collateral interest rate plus finance interest rate) is applied to the outstanding principal and collateral interest from 1A above;
6.25% (total interest rate)	x	$52,000 (1A outstanding principal and collateral interest)	=	$3,250 ($2,080 = collateral interest $1,170 = finance interest)
2B. The amount from step 2A representing collateral interest is added to the outstanding principal and collateral interest from 1A;
$2,080 (collateral interest)	+	$52,000 (1A outstanding principal and collateral interest)	=	$54,080 (outstanding principal and collateral interest)
2C. The total interest rate is applied to the outstanding finance interest from 1C and added to that outstanding finance interest;
6.25% (total interest rate)	x	$1,125 (outstanding finance interest)	=	$70.31 (finance interest)
42

Example:
$70.31 (finance interest)	+	$1,125 (outstanding finance interest)	=	$1,195.31 (outstanding finance interest)
2D. The amount from step 2A representing finance interest is added to the outstanding finance interest amount in 2C;
$1,170 (finance interest)	+	$1,195.31 (outstanding finance interest)	=	$2,365.31 (outstanding finance interest)
2E. The outstanding principal and collateral interest from 2B, and the outstanding finance interest from 2D are added together to determine the total outstanding principal and interest.
$54,080 (total outstanding principal and collateral interest)	+	$2,365.31 (outstanding finance interest)	=	$56,445.31 (total outstanding principal and interest)
This method of interest calculation and accrual is applied to the total outstanding principal and collateral interest, and finance interest balances until the entire loan balance is paid. Under this method of interest calculation, after 15 years of default, a $50,000 loan on which no payments were made will accrue as follows:
Outstanding Principal				$50,000
Outstanding Collateral Interest				$40,047
Outstanding Finance Interest				$34,091
Total Outstanding Principal and Interest				$124,138
Loan Repayment
Loans must be repaid in five years. However, if the loan is used to purchase the Contract Owner’s principal residence, the Contract Owner has 15 years to repay the loan.
Contract Owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan balance. Payments must be substantially level and made at least quarterly. Over time, unpaid loan interest charges can cause the total amount of the outstanding loan balance to be significant, so it is advantageous to make a loan repayment at least quarterly. The Contract Owner should contact the Service Center to obtain loan pay-off amounts.
When the Contract Owner makes a loan repayment, the amount in the collateral fixed account will be reduced by the amount of the payment that represents loan principal. Additionally, the amount of the payment that represents loan principal and credited interest will be applied to the Sub-Accounts and the Fixed Account in accordance with the allocation instructions in effect at the time the payment is received, unless the Contract Owner directs otherwise.
Loan repayments to the Guaranteed Term Options must be at least $1,000. If the proportional share of the repayment to the Guaranteed Term Option is less than $1,000, that portion of the repayment will be allocated to the money market Sub-Account unless the Contract Owner directs otherwise.
Distributions and Annuity Payments
Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:
•	the contract is surrendered;
•	the Contract Owner/Annuitant dies;
•	the Contract Owner who is not the Annuitant dies prior to annuitization; or
•	annuity payments begin.
Transferring the Contract
Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.
43

Grace Period and Loan Default
If a loan payment is not made when due, interest will continue to accrue. A grace period may be available (refer to the terms of the loan agreement). During the grace period, the loan is considered outstanding, but not in default. If a loan payment is not made by the end of the applicable grace period and the Contract Owner is eligible for a distribution, the loan payment amount may be deducted from the Contract Value and applied as a loan payment, which will be treated as an actual distribution.
If the Contract Owner fails to make a full payment by the end of the applicable grace period, and is not eligible to take a distribution, the loan will default. In the year of a default, the entire outstanding loan balance, plus accrued interest, will be treated as a deemed distribution and will be taxable to the Contract Owner. This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service. After default, the loan is still outstanding and interest will continue to accrue until the entire loan balance has been repaid. Additional loans are not available until all defaulted loans have been repaid.
Contract Owner Services
Asset Rebalancing
Asset Rebalancing is the automatic reallocation of Contract Values to the Sub-Accounts on a predetermined percentage basis. Asset Rebalancing is not available for assets held in the Fixed Account or the GTOs. Requests for Asset Rebalancing must be on a Nationwide form and submitted to the Service Center. Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the Contract Owner; manual transfers will not automatically terminate the program. Currently, there is no additional charge for Asset Rebalancing.
Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the designated rebalancing period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day. Each Asset Rebalancing reallocation is considered a transfer event (see Transfer Restrictions).
Asset Rebalancing may be subject to employer limitations or restrictions for contracts issued to a Tax Sheltered Annuity plan. Contract Owners should consult a financial professional to discuss the use of Asset Rebalancing.
Nationwide reserves the right to stop establishing new Asset Rebalancing programs. Existing Asset Rebalancing programs will remain in effect unless otherwise terminated.
Example:
Mr. C elects to participate in Asset Rebalancing and has instructed his Contract Value be allocated as follows: 40% to Sub-Account A, 40% to Sub-Account B, and 20% to Sub-Account C. Mr. C elects to rebalance quarterly. Each quarter, Nationwide will automatically rebalance Mr. C’s Contract Value by transferring Contract Value among the three elected Sub-Accounts so that his 40%/40%/20% allocation remains intact.
Dollar Cost Averaging
Dollar Cost Averaging is a long-term transfer program that allows the Contract Owner to make regular, level investments over time. Dollar Cost Averaging involves the automatic transfer of a specific amount from the Fixed Account and/or certain Sub-Accounts into other Sub-Accounts. With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Contract Owners direct Nationwide to automatically transfer specified amounts from the Fixed Account and the following Sub-Account(s) (if available):
•	Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
•	PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
44

or to any other Sub-Account(s). Dollar Cost Averaging transfers may not be directed to the Fixed Account or GTOs. Transfers from the Fixed Account must be equal to or less than 1/30th of the Fixed Account value at the time the program is requested. Contract Owners that wish to utilize the Dollar Cost Averaging should first inquire whether any Enhanced Fixed Account Dollar Cost Averaging programs are available.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, all amounts remaining in the originating Fixed Account or Sub-Account will remain allocated to the Fixed Account or Sub-Account, unless Nationwide is instructed otherwise. Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Example:
Ms. T elects to participate in Dollar Cost Averaging and has transferred $25,000 to an eligible Sub-Account (Sub-Account S) that will serve as the source investment option for her Dollar Cost Averaging program. She would like the Dollar Cost Averaging transfers to be allocated as follows: $500 to Sub-Account L and $1,000 to Sub-Account M. Each month, Nationwide will automatically transfer $1,500 from Sub-Account S and allocate $1,000 to Sub-Account M and $500 to Sub-Account L.
Enhanced Fixed Account Dollar Cost Averaging
Nationwide may, periodically, offer Dollar Cost Averaging programs with an enhanced interest rate referred to as "Enhanced Fixed Account Dollar Cost Averaging." Enhanced Fixed Account Dollar Cost Averaging involves the automatic transfer of a specific amount from an enhanced rate Fixed Account into any Sub-Account(s). With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Only new purchase payments to the contract are eligible for Enhanced Fixed Account Dollar Cost Averaging. Enhanced Fixed Account Dollar Cost Averaging transfers may not be directed to the Fixed Account or GTOs. Amounts allocated to the enhanced rate Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program earn a higher rate of interest than assets allocated to the standard Fixed Account. Each enhanced rate is guaranteed for as long as the corresponding program is in effect.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either amounts allocated to the Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program are exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, Nationwide will automatically reallocate any amount remaining in the enhanced rate Fixed Account according to future investment allocation instructions, unless directed otherwise. Enhanced Fixed Account Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Enhanced Fixed Account Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Example:
Mr. E elects to participate in Enhanced Fixed Account Dollar Cost Averaging and has allocated new purchase payments of $22,000 to the Fixed Account, which will receive an enhanced interest crediting rate. He would like the Enhanced Fixed Account Dollar Cost Averaging transfers to be allocated as follows: $1,000 to Sub-Account L and $1,000 to Sub-Account M. Each month, Nationwide will automatically transfer $2,000 from the Fixed Account and allocate $1,000 to Sub-Account M and $1,000 to Sub-Account L.
45

Systematic Withdrawals
Systematic Withdrawals allow Contract Owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be submitted in good order and in writing to the Service Center.
The withdrawals will be taken from the Sub-Accounts and the Fixed Account proportionally unless Nationwide is instructed otherwise. Systematic Withdrawals are not available from the GTOs.
Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the Contract Owner. The Internal Revenue Service may impose a 10% penalty tax if the Contract Owner is under age 59½, unless the Contract Owner has made an irrevocable election of distributions of substantially equal payments.
A CDSC may apply to amounts taken through Systematic Withdrawals. If the Contract Owner takes Systematic Withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greater of the amount available under the CDSC-free withdrawal privilege (see Contingent Deferred Sales Charge), and a given percentage of the Contract Value that is based on the Contract Owner's age, as shown in the following table:
Contract Owner's Age	Percentage of Contract Value
Under age 59½	5%
59½ through age 61	7%
62 through age 64	8%
65 through age 74	10%
75 and over	13%
The Contract Owner's age is determined as of the date the request for Systematic Withdrawals is recorded by the Service Center. For joint owners, the older joint owner's age will be used.
The CDSC-free withdrawal privilege for Systematic Withdrawals is non-cumulative. Free amounts not taken during any Contract Year cannot be taken as free amounts in a subsequent Contract Year. In any given Contract Year, any amount withdrawn in excess of the amount permitted under this program will be subject to the CDSC provisions (see Contingent Deferred Sales Charge).
Nationwide reserves the right to stop establishing new Systematic Withdrawal programs. Systematic Withdrawals are not available before the end of the free look period.
Example:
Ms. H elects to take Systematic Withdrawals equal to $5,000 on a quarterly basis. She has not directed that the withdrawals be taken from specific Sub-Accounts, so each quarter, Nationwide will withdraw $5,000 from Ms. H’s contract proportionally from each Sub-Account, and will mail her a check or wire the funds to the financial institution of her choice.
Death Benefit
Death of Contract Owner
If a Contract Owner (including a joint owner) who is not the Annuitant dies before the Annuitization Date, no death benefit is payable and the surviving joint owner becomes the Contract Owner. If there is no surviving joint owner, the contingent owner becomes the Contract Owner. If there is no surviving contingent owner, the last surviving Contract Owner's estate becomes the Contract Owner and no death benefit is paid.
A distribution of the Contract Value will be made in accordance with tax rules and as described in Appendix B: Contract Types and Tax Information. A CDSC may apply.
Death of Annuitant
If the Annuitant who is not a Contract Owner dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant and no death benefit is payable. If no Contingent Annuitant is named, a death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries
46

survive the Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries or contingent beneficiaries survive the Annuitant, the Contract Owner or the last surviving Contract Owner's estate will receive the death benefit.
If the Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
If the Contract Owner is a Charitable Remainder Trust and the Annuitant dies before the Annuitization Date, the death benefit will accrue to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.
Death of Contract Owner/Annuitant
If a Contract Owner (including a joint owner) who is also the Annuitant dies before the Annuitization Date, a death benefit is payable to the surviving joint owner. If there is no surviving joint owner, the death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Contract Owner/Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no contingent beneficiaries survive the Contract Owner/Annuitant, the last surviving Contract Owner's estate will receive the death benefit.
If the Contract Owner/Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
Death Benefit Payment
The recipient of the death benefit may elect to receive the death benefit:
(1)	in a lump sum;
(2)	as an annuity (see Annuity Payment Options); or
(3)	in any other manner permitted by law and approved by Nationwide.
Premium taxes may be deducted from death benefit proceeds. Nationwide will pay (or will begin to pay) the death benefit after it receives proof of death and the instructions as to the payment of the death benefit. Death benefit claims must be submitted to the Service Center. If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum. Contract Value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.
If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the Contract Value will continue to be allocated according to the most recent allocation instructions until the first beneficiary provides Nationwide with all the information necessary to pay that beneficiary's portion of the death benefit proceeds. At the time the first beneficiary’s proceeds are paid, the remaining portion(s) of the death benefit proceeds that are allocated to Sub-Accounts will be reallocated to the available money market Sub-Account until instructions are received from the remaining beneficiary(ies).
Any Contract Value not allocated to the Sub-Accounts will remain invested and will not be reallocated to the available money market Sub-Account.
Death Benefit Calculations
The value of each component of the death benefit calculation will be determined as of the date Nationwide receives:
(1)	proper proof of the Annuitant's death;
(2)	an election specifying the distribution method; and
(3)	any state required form(s).
An applicant may elect either the standard death benefit (Five-Year Reset Death Benefit) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
47

Annuity Commencement Date
The Annuity Commencement Date is the date on which annuity payments are scheduled to begin. Generally, the Contract Owner designates the Annuity Commencement Date at the time of application. If no Annuity Commencement Date is designated at the time of application, Nationwide will establish the Annuity Commencement Date as the date the Annuitant reaches age 90. The Contract Owner may initiate a change to the Annuity Commencement Date at any time. Additionally, Nationwide will notify the Contract Owner approximately 90 days before the impending Annuity Commencement Date of the opportunity to change the Annuity Commencement Date or annuitize the contract.
Any request to change the Annuity Commencement Date must meet the following requirements:
•	the request is made prior to annuitization;
•	the requested date is at least two years after the date of issue;
•	the requested date is not later than the Annuitant’s 90th birthday (or the 90th birthday of the oldest Annuitant if there are joint Annuitants) unless approved by Nationwide; and
•	the request for change is made in writing, submitted in good order to the Service Center, and approved by Nationwide.
Generally, Nationwide will not initiate annuitization until specifically directed to do so. However, for Non-Qualified Contracts only, Nationwide will automatically initiate annuitization within 45 days after the Annuity Commencement Date (whether default or otherwise), unless (1) Nationwide has had direct contact with the Contract Owner (indicating that the contract is not abandoned); or (2) the Contract Owner has taken some type of action which is inconsistent with the desire to annuitize.
Annuitizing the Contract
Annuitization Date
The Annuitization Date is the date that annuity payments begin.
Any optional death benefit that the Contract Owner elects will automatically terminate upon annuitization.
The Annuitization Date will be the first day of a calendar month unless otherwise agreed. Unless otherwise required by state law, the Annuitization Date must be at least two years after the contract is issued, but may not be later than either:
•	the age (or date) specified in the contract; or
•	the age (or date) specified by state law, where applicable.
The Internal Revenue Code may require that distributions be made prior to the Annuitization Date (see Appendix B: Contract Types and Tax Information).
On the Annuitization Date, the Annuitant becomes the Contract Owner unless the Contract Owner is a Charitable Remainder Trust.
If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first two Contract Years subject to Nationwide’s approval.
Annuitization
Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the Annuitization Date, the Annuitant must choose:
(1)	an annuity payment option; and
(2)	either a fixed payment annuity, variable payment annuity, or an available combination.
Annuity purchase rates are used to determine the amount of the annuity payments based upon the annuity payment option elected. Actual purchase rates used to determine annuity payments will be those in effect on the Annuitization Date, and will not be less than the guaranteed minimum purchase rates as provided in the contract.
Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the Sub-Accounts elected.
48

Any allocations in the Fixed Account that are to be annuitized as a variable payment annuity must be transferred to one or more Sub-Accounts prior to the Annuitization Date. There are no restrictions on Fixed Account transfers made in anticipation of annuitization.
Any allocations in the Sub-Accounts that are to be annuitized as a fixed payment annuity must be transferred to the Fixed Account prior to the Annuitization Date.
Guaranteed Term Options are not available during annuitization. Any Guaranteed Term Option allocations must be transferred out of the Guaranteed Term Options prior to the Annuitization Date. A market value adjustment may apply.
Fixed Annuity Payments
Fixed annuity payments provide for level annuity payments. Premium taxes are deducted prior to determining fixed annuity payments. The fixed annuity payments will remain level unless the annuity payment option provides otherwise.
Variable Annuity Payments
Variable annuity payments will vary depending on the performance of the Sub-Accounts selected. The Sub-Accounts available during annuitization are those Sub-Accounts corresponding to the underlying mutual funds shown in Appendix A: Underlying Mutual Funds Available Under the Contract. Nationwide uses an assumed investment return factor of 3.5%. An assumed investment return is the net investment return required to maintain level variable annuity payments. To the extent that investment performance is not equal to 3.5% for given payment periods, the amount of the payments in those periods will not be the same. Payments will increase from one payment date to the next if the annualized net rate of return is greater than 3.5% during that time. Conversely, payments will decrease from one payment to the next if the annualized net rate of return is less than 3.5% during that time.
Frequency and Amount of Annuity Payments
Annuity payments are based on the annuity payment option elected.
If the net amount to be annuitized is less than $5,000, Nationwide reserves the right to pay this amount in a lump sum instead of periodic annuity payments.
Annuity payments are made at any frequency approved by Nationwide. Nationwide reserves the right to change the frequency of payments if the amount of any payment becomes less than $100. The payment frequency will be changed to an interval that will result in payments of at least $100. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Annuity Payment Options
The Annuitant must elect an annuity payment option before the Annuitization Date. If the Annuitant does not elect an annuity payment option by that date, a variable payment Single Life with a 20 Year Term Certain annuity payment option will be assumed as the automatic form of payment upon annuitization. Once elected or assumed, the annuity payment option may not be changed.
Not all of the annuity payment options may be available in all states. Additionally, the annuity payment options available may be limited based on the Annuitant's age (and the joint Annuitant's age, if applicable) or requirements under the Internal Revenue Code.
Annuity Payment Options Available to All Contracts
•	Single Life;
•	Standard Joint and Survivor; and
•	Single Life with a 10 or 20 Year Term Certain.
Each of the annuity payment options is discussed more thoroughly below.
Single Life
The Single Life annuity payment option provides for annuity payments to be paid during the lifetime of the Annuitant. This option is not available if the Annuitant is 86 or older on the Annuitization Date.
49

Payments will cease with the last payment before the Annuitant's death. For example, if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one payment. The Annuitant will only receive two annuity payments if he or she dies before the third payment date, and so on. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Standard Joint and Survivor
The Standard Joint and Survivor annuity payment option provides for annuity payments to continue during the joint lifetimes of the Annuitant and joint Annuitant. After the death of either the Annuitant or joint Annuitant, payments will continue for the life of the survivor. This option is not available if the Annuitant or joint Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment due prior to the death of the last survivor of the Annuitant and joint Annuitant. As is the case of the Single Life annuity payment option, there is no guaranteed number of payments. Therefore, it is possible that if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one annuity payment. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Single Life with a 10 or 20 Year Term Certain
The Single Life with a 10 or 20 Year Term Certain annuity payment option provides that monthly annuity payments will be paid during the Annuitant's lifetime or for the term selected, whichever is longer. The term may be either 10 or 20 years.
If the Annuitant dies before the end of the 10 or 20 year term, payments will be paid to the beneficiary for the remainder of the term.
No withdrawals other than the scheduled annuity payments are permitted.
Any Other Option
Annuity payment options not set forth in this provision may be available. Any annuity payment option not set forth in this provision must be approved by Nationwide.
Statements and Reports
Nationwide’s default delivery method is U.S. mail and Nationwide will deliver required documents by U.S. mail unless other delivery methods (e.g. electronic delivery) are permitted by law or regulation. Therefore, Contract Owners should promptly notify the Service Center of any address change.
Nationwide will mail to Contract Owners:
•	statements showing the contract's quarterly activity; and
•	confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements.
Contract Owners can receive information from Nationwide faster and reduce the amount of mail received by signing up for Nationwide's eDelivery program. Nationwide will notify Contract Owners by email when important documents (statements, prospectuses, and other documents) are ready for a Contract Owner to view, print, or download from Nationwide's secure server. To choose this option, go to: www.nationwide.com.
Contract Owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.
IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY OWNER DOCUMENTS
When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements, and semi-annual and annual reports are required to be mailed to multiple Contract Owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the Contract Owner(s). Household delivery will continue for the life of the contracts.
A Contract Owner can revoke their consent to household delivery and reinstitute individual delivery by contacting the Service Center. Nationwide will reinstitute individual delivery within 30 days after receiving such notification.
50

Legal Proceedings
Nationwide Life Insurance Company
Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, (the "Company")) was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.
The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial condition.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Office of the Comptroller of the Currency, and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.
Nationwide Investment Services Corporation
The general distributor, NISC (the "Company"), is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial condition.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Office of the Comptroller of the Currency and state securities divisions. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.
Financial Statements
Financial statements for the Variable Account and financial statements and schedules of Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting the Service Center, or can be found online at https://nationwide.onlineprospectus.net/NW/C000024734NW/index.php?ctype=product_sai.
51

Appendix A: Underlying Mutual Funds Available Under the Contract
The following is a list of underlying mutual funds available under the contract. More information about the underlying mutual funds is available in the prospectuses for the underlying mutual funds, which may be amended from time to time and can be found online at https://nationwide.onlineprospectus.net/NW/C000024734NW/index.php. This information can also be obtained at no cost by calling 1-800-848-6331 or by sending an email request to FLSS@nationwide.com. Depending on the optional benefits chosen, access to certain underlying mutual funds may be limited.
The current expenses and performance information below reflects fees and expenses of the underlying mutual funds, but do not reflect the other fees and expenses that the contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each underlying mutual fund’s past performance is not necessarily an indication of future performance.
Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 year	5 year	10 year
Equity	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2020 Investment Advisor: AllianceBernstein L.P.	1.15%	10.85%	4.97%	5.43%
Equity	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B Investment Advisor: AllianceBernstein L.P.	1.05%	35.60%	9.87%	12.84%
Equity	Allspring Variable Trust - VT Small Cap Growth Fund: Class 2 Investment Advisor: Allspring Funds Management, LLC Investment Sub-Advisor: Allspring Global Investments, LLC	1.17%	7.64%	22.00%	16.22%
Fixed Income	American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II Investment Advisor: American Century Investment Management, Inc.	0.71%	6.26%	5.01%	2.81%
Equity	American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006 Investment Advisor: American Century Investment Management, Inc.	0.70%	23.65%	13.96%	13.70%
Equity	American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I Investment Advisor: American Century Investment Management, Inc.	0.75%*	23.20%	9.41%	12.83%
Equity	American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2022 Investment Advisor: American Century Investment Management, Inc.	0.88%*	24.28%	9.39%	11.89%
Equity	American Funds Insurance Series® - New World Fund®: Class 4 Investment Advisor: Capital Research and Management Company	1.09%*	4.62%	12.95%	8.43%
Fixed Income	American Funds Insurance Series® - U.S. Government Securities Fund: Class 2 Investment Advisor: Capital Research and Management Company	0.48%*	-0.62%	3.29%	2.28%
52

Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 year	5 year	10 year
Equity	American Funds Insurance Series® - Washington Mutual Investors Fund: Class 4 Investment Advisor: Capital Research and Management Company	0.77%*	27.51%	12.21%	13.55%
Fixed Income	BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III Investment Advisor: BlackRock Advisors, LLC Investment Sub-Advisor: BlackRock Financial Management, Inc.	0.81%*	5.25%	6.11%	6.49%
Fixed Income	BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III Investment Advisor: BlackRock Advisors, LLC Investment Sub-Advisor: BlackRock Financial Management, Inc.	0.78%*	-1.66%	3.60%	3.30%
Equity	BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017 Investment Advisor: BlackRock Advisors, LLC Sub-Advisor: BlackRock Investment Management, LLC	0.91%*	20.29%	11.36%	11.56%
Allocation	BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III Investment Advisor: BlackRock Advisors, LLC Investment Sub-Advisor: BlackRock Investment Management, LLC	1.00%*	6.41%	9.71%	7.67%
Equity	BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2021 Investment Advisor: BNY Mellon Investment Adviser, Inc. Sub-Advisor: Newton Investment Management North America, LLC	1.05%*	25.56%	9.49%	12.25%
Equity	BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013 Investment Advisor: BNY Mellon Investment Adviser, Inc.	0.60%*	26.14%	11.77%	13.88%
Equity	BNY Mellon Stock Index Fund, Inc.: Initial Shares This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013 Investment Advisor: BNY Mellon Investment Adviser, Inc. Sub-Advisor: Mellon Investments Corporation	0.26%	28.41%	18.16%	16.25%
Equity	BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004 Investment Advisor: BNY Mellon Investment Adviser, Inc. Sub-Advisor: Newton Investment Management Limited	0.67%	26.99%	18.48%	15.59%
Fixed Income	Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 Investment Advisor: Columbia Management Investment Advisors, LLC	0.91%*	4.78%	5.75%	6.32%
53

Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 year	5 year	10 year
Equity	Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class (formerly, Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class) Investment Advisor: Delaware Management Company, Inc.	1.05%	34.01%	9.21%	11.78%
Fixed Income	Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class Investment Advisor: Eaton Vance Management	1.18%	3.62%	3.18%	3.52%
Fixed Income	Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008 Investment Advisor: Federated Investment Management Company	0.74%*	-1.39%	3.82%	3.69%
Equity	Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company (FMR) Investment Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited, FIL Investment Advisors, FIL Investment Advisors (UK) Limited and FIL Investments (Japan) Limited	1.16%	-2.41%	14.70%	8.17%
Allocation	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class Investment Advisor: Fidelity Management & Research Company (FMR)	0.52%	5.79%	8.34%	7.56%
Allocation	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class Investment Advisor: Fidelity Management & Research Company (FMR)	0.60%	9.46%	10.57%	9.14%
Allocation	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class Investment Advisor: Fidelity Management & Research Company (FMR)	0.67%	12.24%	12.64%	10.97%
Allocation	Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company (FMR) Investment Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.71%	17.99%	14.69%	12.37%
Equity	Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company (FMR) Investment Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.85%	27.51%	19.86%	16.34%
54

Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 year	5 year	10 year
Equity	Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company (FMR) Investment Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.90%	54.82%	-3.54%	0.01%
Equity	Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class Investment Advisor: Fidelity Management & Research Company (FMR) Investment Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.61%	24.82%	11.83%	12.42%
Equity	Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company (FMR) Investment Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.77%	25.63%	13.16%	13.78%
Equity	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class Investment Advisor: Fidelity Management & Research Company (FMR) Investment Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.71%	23.08%	26.16%	19.57%
Fixed Income	Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2016 Investment Advisor: Fidelity Management & Research Company (FMR) Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.77%	4.49%	4.93%	5.52%
Fixed Income	Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class Investment Advisor: Fidelity Management & Research Company (FMR) Investment Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.49%	-0.79%	4.22%	3.44%
Equity	Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017 Investment Advisor: Fidelity Management & Research Company (FMR) Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.71%	25.50%	13.49%	13.17%
55

Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 year	5 year	10 year
Equity	Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class Investment Advisor: Fidelity Management & Research Company (FMR) Investment Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited, FIL Investment Advisors, FIL Investment Advisors (UK) Limited and FIL Investments (Japan) Limited	0.87%	19.57%	14.31%	10.71%
Equity	Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company (FMR) Investment Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.89%	38.64%	9.05%	10.13%
Equity	Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company (FMR) Investment Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.88%	33.34%	13.66%	13.46%
Equity	Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006 Investment Advisor: Fidelity Management & Research Company (FMR) Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.73%	33.47%	13.82%	13.62%
Allocation	Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2021 Investment Advisor: Franklin Advisers, Inc.	0.82%*	11.68%	8.63%	8.95%
Allocation	Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2022 Investment Advisor: Franklin Advisers, Inc.	0.72%	16.75%	7.44%	7.37%
Equity	Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013 Investment Advisor: Franklin Mutual Advisers, LLC	0.91%	25.36%	9.94%	12.12%
Equity	Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 This underlying mutual fund is only available in contracts for which good order applications were received before April 30, 2014 Investment Advisor: Templeton Asset Management, Ltd.	1.44%	-5.73%	10.59%	4.84%
56

Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 year	5 year	10 year
Equity	Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 This underlying mutual fund is only available in contracts for which good order applications were received before April 30, 2014 Investment Advisor: Templeton Investment Counsel, LLC	1.11%*	4.15%	2.71%	4.00%
Fixed Income	Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2019 Investment Advisor: Franklin Advisers, Inc.	0.76%*	-4.99%	-0.94%	1.12%
Alternative	Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares Investment Advisor: Goldman Sachs Asset Management, L.P.	1.25%*	4.83%	3.60%
Allocation	Goldman Sachs Variable Insurance Trust - Goldman Sachs Trend Driven Allocation Fund: Service Shares This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2018 Investment Advisor: Goldman Sachs Asset Management, L.P.	0.94%*	16.17%	7.93%
Equity	Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I Investment Advisor: Invesco Advisers, Inc.	0.83%	19.09%	23.08%	17.83%
Equity	Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II This underlying mutual fund is only available in contracts for which good order applications were received before April 30, 2020 Investment Advisor: Invesco Advisers, Inc.	1.08%	18.79%	22.75%	17.53%
Equity	Invesco - Invesco V.I. Global Fund: Series I Investment Advisor: Invesco Advisers, Inc.	0.78%	15.48%	18.17%	14.24%
Fixed Income	Invesco - Invesco V.I. Global Strategic Income Fund: Series I Investment Advisor: Invesco Advisers, Inc.	0.87%*	-3.41%	2.37%	3.16%
Equity	Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2015 Investment Advisor: Invesco Advisers, Inc.	1.18%	22.86%	11.14%	10.52%
Equity	Invesco - Invesco V.I. Main Street Small Cap Fund: Series I Investment Advisor: Invesco Advisers, Inc.	0.84%	22.55%	13.73%	14.68%
Equity	Invesco Oppenheimer V.I. International Growth Fund: Series II Investment Advisor: Invesco Advisers, Inc.	1.25%*	10.12%	11.64%	9.47%
57

Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 year	5 year	10 year
Allocation	Ivy Variable Insurance Portfolios - Delaware Ivy Asset Strategy: Class II This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017 Investment Advisor: Delaware Management Company Sub-Advisor: Macquarie Investment Management Global Limited, Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, and Macquarie Investment Management Europe Limited	0.87%*	10.44%	11.36%	8.01%
Fixed Income	Ivy Variable Insurance Portfolios - Delaware Ivy High Income: Class II This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017 Investment Advisor: Delaware Management Company Sub-Advisor: Macquarie Investment Management Global Limited, Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, and Macquarie Investment Management Europe Limited	0.95%	6.06%	5.47%	6.60%
Equity	Ivy Variable Insurance Portfolios - Delaware Ivy Mid Cap Growth: Class II Investment Advisor: Delaware Management Company Investment Sub-Advisor: Macquarie Funds Management Hong Kong Limited and Macquarie Investment Management Global Limited	1.10%*	16.35%	24.84%	17.04%
Allocation	Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares Investment Advisor: Janus Henderson Investors US LLC	0.86%	16.90%	14.10%	11.53%
Fixed Income	Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares Investment Advisor: Janus Henderson Investors US LLC	0.82%*	-1.11%	3.98%	3.42%
Equity	Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2014 Investment Advisor: Janus Henderson Investors US LLC	1.02%	22.60%	25.26%	19.99%
Equity	Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares Investment Advisor: Janus Henderson Investors US LLC	0.97%	17.74%	30.31%	22.95%
Equity	Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2016 Investment Advisor: Janus Henderson Investors US LLC	1.12%	13.28%	13.07%	5.98%
Equity	JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 Investment Advisor: J.P. Morgan Investment Management Inc.	0.76%	29.88%	10.63%	12.99%
58

Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 year	5 year	10 year
Equity	Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2021 Investment Advisor: Lazard Asset Management LLC	1.38%	5.46%	5.07%	3.57%
Fixed Income	Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC Investment Advisor: Lord, Abbett & Co. LLC	0.71%	-0.23%	3.61%	3.32%
Equity	MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class Investment Advisor: Massachusetts Financial Services Company	1.12%*	1.57%	21.00%	15.86%
Equity	MFS® Variable Insurance Trust - MFS Value Series: Service Class Investment Advisor: Massachusetts Financial Services Company	0.95%*	25.15%	11.97%	13.13%
Equity	MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class Investment Advisor: Massachusetts Financial Services Company	1.13%*	8.99%	13.94%	9.72%
Equity	MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class Investment Advisor: Massachusetts Financial Services Company	1.14%*	10.27%	13.78%	12.15%
Equity	MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class Investment Advisor: Massachusetts Financial Services Company	1.20%*	11.26%	11.90%	8.10%
Equity	MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class Investment Advisor: Massachusetts Financial Services Company	1.04%*	30.60%	12.14%	13.30%
Fixed Income	Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009 Investment Advisor: Morgan Stanley Investment Management Inc.	0.67%*	-0.32%	4.68%	4.54%
Fixed Income	Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004 Investment Advisor: Morgan Stanley Investment Management Inc. Sub-Advisor: Morgan Stanley Investment Management Limited	1.10%*	-2.02%	3.82%	3.86%
Equity	Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II Investment Advisor: Morgan Stanley Investment Management Inc.	1.12%*	14.00%	8.29%	8.99%
Equity	Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio: Class II Investment Advisor: Morgan Stanley Investment Management Inc.	0.82%*	-0.14%	34.24%	23.94%
59

Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 year	5 year	10 year
Equity	Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Allianz Global Investors U.S. LLC	0.97%*	-1.08%	15.88%	10.98%
Equity	Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class I Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Allspring Global Investments, LLC	0.82%*	-4.70%	20.15%	16.02%
Allocation	Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II Investment Advisor: Capital Research and Management Company, Nationwide Fund Advisors	0.94%*	14.70%	11.29%	10.90%
Fixed Income	Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II Investment Advisor: Capital Research and Management Company, Nationwide Fund Advisors	0.85%*	-0.71%	3.82%	2.86%
Equity	Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II Investment Advisor: Capital Research and Management Company, Nationwide Fund Advisors	1.21%*	16.00%	19.23%	15.19%
Equity	Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II Investment Advisor: Capital Research and Management Company, Nationwide Fund Advisors	1.00%*	21.53%	24.94%	19.24%
Equity	Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II Investment Advisor: Capital Research and Management Company, Nationwide Fund Advisors	0.94%*	23.64%	15.94%	14.97%
Fixed Income	Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2021 Investment Advisor: Nationwide Fund Advisors Sub-Advisor: Amundi Asset Management, US	0.83%	5.23%	4.41%	4.20%
Equity	Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: AQR Capital Management, LLC	0.79%	21.88%	15.95%	14.74%
Equity	Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class I Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: BlackRock Investment Management, LLC	0.80%*	20.29%	11.67%	12.90%
Allocation	Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: BlackRock Investment Management, LLC and Nationwide Asset Management, LLC	1.15%*	4.42%	8.30%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II Investment Advisor: Nationwide Fund Advisors	1.12%*	20.09%	12.37%	11.60%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.96%*	10.99%	8.24%	7.55%
60

Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 year	5 year	10 year
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II Investment Advisor: Nationwide Fund Advisors	1.01%*	15.75%	10.53%	9.68%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.87%*	4.38%	5.18%	4.53%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Nationwide Asset Management, LLC	1.03%*	10.07%	7.03%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Nationwide Asset Management, LLC	1.03%*	15.41%	9.37%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Nationwide Asset Management, LLC	0.98%*	13.46%	9.45%	8.67%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II Investment Advisor: Nationwide Fund Advisors	1.06%*	18.05%	11.59%	10.56%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.94%*	9.02%	7.29%	6.63%
Fixed Income	Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class P Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Insight North America LLC	0.73%*	-0.80%	4.02%	3.34%
Equity	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Newton Investment Management Limited	0.61%*	30.24%	21.78%	17.80%
Equity	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class I This underlying mutual fund is no longer available to receive transfers or new purchase payments effective September 11, 2020 Investment Advisor: Nationwide Fund Advisors Sub-Advisor: Newton Investment Management Limited	0.90%	34.52%	11.29%	12.91%
Equity	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Newton Investment Management Limited	0.77%	34.70%	11.33%	12.92%
Equity	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class Z This underlying mutual fund is no longer available to receive transfers or new purchase payments effective September 11, 2020 Investment Advisor: Nationwide Fund Advisors Sub-Advisor: Newton Investment Management Limited	1.02%	34.35%	11.04%	12.64%
61

Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 year	5 year	10 year
Equity	Nationwide Variable Insurance Trust - NVIT BNY Mellon Sustainable U.S. Equity Fund: Class I Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Newton Investment Management Limited	0.85%*	26.80%	15.14%	14.28%
Equity	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I This underlying mutual fund is no longer available to receive transfers or new purchase payments effective October 16, 2020 Investment Advisor: Nationwide Fund Advisors Sub-Advisor: Columbia Management Investment Advisers, LLC	1.03%*	10.39%	6.20%	5.64%
Equity	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Columbia Management Investment Advisers, LLC	0.89%*	10.57%	6.24%	5.66%
Fixed Income	Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Nationwide Asset Management, LLC	0.59%	-1.02%	3.70%	3.37%
Fixed Income	Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: DoubleLine Capital LP	0.85%*	-0.44%
Equity	Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: NS Partners Ltd and Loomis, Sayles & Company L.P.	1.10%*	-7.27%	8.58%	4.30%
Fixed Income	Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Federated Investment Management Company	0.92%*	4.96%	5.74%	6.33%
Fixed Income	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2022 Investment Advisor: Nationwide Fund Advisors Sub-Advisor: Nationwide Asset Management, LLC	0.71%*	-2.08%	2.40%	1.59%
Money Market	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Federated Investment Management Company	0.49%	0.00%	0.76%	0.38%
Equity	Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2020 Investment Advisor: Nationwide Fund Advisors Sub-Advisor: Lazard Asset Management LLC	1.13%*	12.65%	9.55%	7.66%
62

Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 year	5 year	10 year
Equity	Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: BlackRock Investment Management, LLC	0.78%*	10.34%	8.89%	7.37%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.91%	15.50%	11.71%	11.31%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.84%	8.24%	7.63%	7.11%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.86%	12.16%	10.02%	9.32%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.83%	2.75%	4.50%	4.08%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Nationwide Asset Management, LLC	0.82%*	7.57%	6.46%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Nationwide Asset Management, LLC	0.85%*	12.01%	8.56%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.86%	10.31%	8.82%	8.28%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.87%	13.62%	10.85%	10.17%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.84%	6.70%	6.68%	6.20%
Fixed Income	Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: BlackRock Investment Management, LLC	0.73%*	-2.05%
Equity	Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: BlackRock Investment Management, LLC	0.75%*	21.86%
Equity	Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Jacobs Levy Equity Management, Inc.	0.81%*	40.44%	24.65%	18.60%
Allocation	Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Nationwide Asset Management, LLC	0.97%	12.70%	9.94%
63

Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 year	5 year	10 year
Equity	Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Nationwide Asset Management, LLC	0.97%	22.45%	13.63%
Equity	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: BlackRock Investment Management, LLC	0.40%	24.25%	12.62%	13.76%
Equity	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: American Century Investment Management, Inc., Thompson, Siegel & Walmsley LLC and Victory Capital Management Inc.	1.02%*	24.01%	8.46%	12.21%
Equity	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Invesco Advisers, Inc. and Wellington Management Company, LLP	1.09%*	10.30%	19.38%	16.11%
Equity	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Jacobs Levy Equity Management, Inc. and WCM Investment Management, LLC	1.06%*	32.04%	8.39%	12.35%
Equity	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Jacobs Levy Equity Management, Inc. and Invesco Advisers, Inc.	1.06%*	30.83%	14.86%	14.76%
Equity	Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class I This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013 Investment Advisor: Nationwide Fund Advisors Sub-Advisor: Neuberger Berman Investment Advisers LLC	0.94%	26.57%	16.95%	15.99%
Equity	Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Neuberger Berman Investment Advisers LLC	0.84%	26.42%	16.82%	15.87%
Equity	Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Wellington Management Company LLP	0.93%*	46.74%	13.17%	11.23%
Equity	Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: BlackRock Investment Management, LLC	0.49%*	28.09%	17.89%	15.97%
64

Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 year	5 year	10 year
Fixed Income	Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Nationwide Asset Management, LLC	0.79%	-0.58%	1.73%	1.48%
Equity	Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: BlackRock Investment Management, LLC	0.60%*	14.20%	11.50%	12.78%
Equity	Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares This underlying mutual fund is only available in contracts for which good order applications were received before November 6, 2015 Investment Advisor: Neuberger Berman Investment Advisers LLC	1.10%*	12.72%	19.41%	15.05%
Fixed Income	Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2012 Investment Advisor: Neuberger Berman Investment Advisers LLC	0.83%	0.74%	1.95%	1.69%
Equity	Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: I Class Shares This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008 Investment Advisor: Neuberger Berman Investment Advisers LLC	0.89%	23.47%	15.71%	14.35%
Allocation	PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class Investment Advisor: PIMCO Investment Sub-Advisor: Research Affiliates, LLC	1.33%*	16.04%	8.44%	5.90%
Fixed Income	PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class Investment Advisor: PIMCO	1.12%	-2.65%	4.44%	4.31%
Fixed Income	PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class Investment Advisor: PIMCO	1.01%	-7.61%	3.03%	0.90%
Fixed Income	PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class Investment Advisor: PIMCO	0.75%	-1.02%	1.43%	1.48%
Fixed Income	PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class Investment Advisor: PIMCO	0.70%	-0.15%	1.67%	1.53%
Equity	Putnam Variable Trust - Putnam VT International Equity Fund: Class IB Investment Advisor: Putnam Investment Management, LLC Investment Sub-Advisor: Putnam Investments Limited	1.08%	8.82%	9.34%	8.31%
Equity	Putnam Variable Trust - Putnam VT International Value Fund: Class IB Investment Advisor: Putnam Investment Management, LLC Investment Sub-Advisor: Putnam Investments Limited and The Putnam Advisory Company, LLC	1.12%	14.93%	8.09%	7.00%
65

Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 year	5 year	10 year
Equity	Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB Investment Advisor: Putnam Investment Management, LLC Investment Sub-Advisor: Putnam Investments Limited	0.81%	27.30%	13.80%	14.11%
Alternative	Rydex Variable Trust - Multi-Hedge Strategies Fund (formerly, Guggenheim Variable Fund - Multi-Hedge Strategies) This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2019 Investment Advisor: Guggenheim Investments	2.02%*	8.10%	3.70%	2.83%
Equity	T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II Investment Advisor: T. Rowe Price Associates, Inc.	1.19%*	12.82%	19.22%	20.12%
Equity	VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class (formerly, VanEck VIP Trust - Emerging Markets Fund: Initial Class) This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2012 Investment Advisor: Van Eck Associates Corporation	1.16%	-11.86%	9.28%	6.87%
Equity	VanEck VIP Trust - VanEck VIP Global Resources Fund: Class S (formerly, VanEck VIP Trust - Global Resources Fund: Class S) Investment Advisor: Van Eck Associates Corporation	1.34%	18.67%	1.99%	-0.36%
Equity	VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class (formerly, VanEck VIP Trust - Global Resources Fund: Initial Class) This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2012 Investment Advisor: Van Eck Associates Corporation	1.09%	18.91%	2.24%	-0.12%
Equity	Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A Investment Advisor: Virtus Investment Advisers, Inc. Investment Sub-Advisor: Duff & Phelps Investment Management Co.	1.10%*	45.49%	12.57%	11.87%
*	This underlying mutual fund’s current expenses reflect a temporary fee reduction.
66

Appendix B: Contract Types and Tax Information
Types of Contracts
The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code (the "Code"). Following is a general description of the various contract types. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.
Non-Qualified Contracts
A non-qualified contract is a contract that does not qualify for certain tax benefits under the Code, such as deductibility of purchase payments, and which is not an IRA, Roth IRA, SEP IRA, Simple IRA, or tax sheltered annuity.
Upon the death of the owner of a non-qualified contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.
Non-qualified contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed. Non-qualified contracts that are owned by non-natural persons, such as trusts, corporations, and partnerships are generally subject to current income tax on the income earned inside the contract, unless the non-natural person owns the contract as an agent of a natural person.
Charitable Remainder Trusts
Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Code. Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in three respects:
(1)	Waiver of sales charges. In addition to any sales load waivers included in the contract, Charitable Remainder Trusts may also withdraw the difference between:
(a)	the contract value on the day before the withdrawal; and
(b)	the total amount of purchase payments made to the contract (less an adjustment for amounts surrendered).
(2)	Contract ownership at annuitization. On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.
(3)	Recipient of death benefit proceeds. With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust’s right to the death benefit will be void.
While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex. A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial professional prior to purchasing the contract. An annuity that has a Charitable Remainder Trust endorsement is not a Charitable Remainder Trust; the endorsement is merely to facilitate ownership of the contract by a Charitable Remainder Trust.
Individual Retirement Annuities (IRAs)
IRAs are contracts that satisfy the provisions of Section 408(b) of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $6,000; if the contract owner is age 50 or older, the annual premium cannot exceed $7,000 (although rollovers of greater amounts from Qualified Plans, Tax Sheltered Annuities, certain 457 governmental plans, and other IRAs can be received);
•	certain minimum distribution requirements must be satisfied after the owner attains the age of 72 (age 70½ if born prior to July 1, 1949);
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
67

Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.
IRAs may receive rollover contributions from other individual retirement accounts, other individual retirement annuities, tax sheltered annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
When the owner of an IRA attains the age of 72 (age 70½ if born nprior to July 1, 1949) the IRA owner is required to begin taking certain minimum distributions. In addition, upon the death of the owner of an IRA, the Code imposes mandatory distribution requirements to ensure distribution of the entire contract value within the required statutory period. Due to the Treasury Regulation’s valuation rules, the amount used to compute the mandatory distributions may exceed the contract value.
Failure to make the mandatory distributions can result in an additional penalty tax of 50% applied against the required minimum distributions not taken.
For further details regarding IRAs, refer to the disclosure statement provided when the IRA was established and the annuity contract’s IRA endorsement.
As used herein, the term "individual retirement plans" shall refer to both individual retirement annuities and individual retirement accounts that are described in Section 408 of the Code.
Roth IRAs
Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $6,000; if the contract owner is age 50 or older, the annual premium cannot exceed $7,000 (although rollovers of greater amounts from other Roth IRAs and other individual retirement plans can be received);
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
A Roth IRA can receive a rollover from an individual retirement plan or another eligible retirement plan; however, the amount rolled over from the individual retirement plan or other eligible retirement plan to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax. However, a rollover or conversion of an amount from an IRA or eligible retirement plan cannot be recharacterized back to an IRA.
For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract’s IRA endorsement.
Simplified Employee Pension IRAs (SEP IRA)
A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.
An employee may make deductible contributions to a SEP IRA subject to the same restrictions and limitations as an IRA. In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Code and the written plan.
A SEP IRA plan must satisfy:
•	minimum participation rules;
•	top-heavy contribution rules;
•	nondiscriminatory allocation rules; and
•	requirements regarding a written allocation formula.
In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.
68

When the owner of a SEP IRA attains the age of 72 (age 70½ if born prior to July 1, 1949) the SEP IRA owner is required to begin taking certain minimum distributions. Because of Treasury Regulation valuation rules, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a SEP IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Simple IRAs
A Simple IRA is an Individual Retirement Annuity that is funded exclusively by a qualified salary reduction arrangement and satisfies:
•	vesting requirements;
•	participation requirements; and
•	administrative requirements.
The funds contributed to a Simple IRA cannot be commingled with funds in other individual retirement plans or SEP IRAs.
A Simple IRA cannot receive rollover distributions except from another Simple IRA.
When the owner of a Simple IRA attains the age of 72 (age 70½ if born prior to July 1, 1949), the Code requires that certain minimum distributions be made. Because of Treasury Regulation valuation rules, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Simple IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
One-Rollover-Per-Year Limitation
A contract owner can receive a distribution from an IRA and roll it into another IRA within 60 days from the date of the distribution and not have the amount of the distribution included in taxable income. Only one rollover per year from a contract owner’s IRA is allowed. The one-year period begins on the date the contract owner receives the IRA distribution, and not on the date the IRA was rolled over.
The one-rollover-per-year limitation applies in the aggregate to all the IRAs that a taxpayer owns. This means that a contract owner cannot make an IRA rollover distribution if, within the previous one-year period, an IRA rollover distribution was taken from any other IRAs owned by the taxpayer. Also, rollovers between an individual’s Roth IRAs would prevent a separate rollover between the individual’s traditional IRAs within the one-year period, and vice versa.
Direct transfers of IRA funds between IRA trustees are not subject to the one rollover per year limitation because such transfers are not considered rollover distributions. Also, a rollover from a traditional IRA to a Roth IRA (a conversion) is not subject to the one roll over per year limitation, and such a rollover is disregarded in applying the one rollover per year limitation to other rollovers.
Tax Sheltered Annuities
Certain tax-exempt organizations (described in Section 501(c)(3) of the Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees. These annuity contracts are often referred to as Tax Sheltered Annuities.
Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts. These amounts should be set forth in the plan adopted by the employer.
Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred.
When the owner of a Tax Sheltered Annuity attains the age of 70½ (age 72 for those contract owners who turn age 72 on or after January 1, 2020), the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
69

Final 403(b) Regulations issued by the Internal Revenue Service impose certain restrictions on non-taxable transfers or exchanges of one 403(b) Tax Sheltered Annuity contract for another. Nationwide will no longer issue or accept applications for new and/or in-service transfers to new or existing Nationwide individual 403(b) Tax Sheltered Annuity contracts used for salary reduction plans not subject to ERISA. Nationwide will continue to accept applications and in-service transfers for individual 403(b) Tax Sheltered Annuity contracts used for 403(b) plans that are subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.
Commencing in 2009, Tax Sheltered Annuities must be issued pursuant to a written plan, and the plan must satisfy various administrative requirements. Check with your employer to ensure that these requirements will be satisfied in a timely manner.
Investment Only (Qualified Plans)
Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.
Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.
Federal Tax Considerations
Federal Income Taxes
The tax consequences of purchasing a contract described in this prospectus will depend on:
•	the type of contract purchased;
•	the purposes for which the contract is purchased; and
•	the personal circumstances of individual investors having interests in the contracts.
Existing tax rules are subject to change and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.
The following is a brief summary of some of the federal income tax considerations related to the types of contracts sold in connection with this prospectus. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. Nothing in this prospectus should be considered to be tax advice. Purchasers and prospective purchasers of the contract should consult a financial professional, tax advisor, or legal counsel to discuss the taxation and use of the contracts.
IRAs, SEP IRAs, and Simple IRAs
Distributions from IRAs, SEP IRAs, and Simple IRAs are generally taxed as ordinary income when received. If any of the amounts contributed to the Individual Retirement Annuity was non-deductible for federal income tax purposes, then a portion of each distribution is excludable from income.
The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an IRA, SEP IRA, or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed nontaxable distributions for all years, and the total balance of all IRAs, SEP IRAs, or Simple IRAs.
If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to an additional penalty tax of 10% unless an exception applies. (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2-year period beginning on the date that the individual first participated in the Simple IRA.) The 10% penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
70

•	part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	used for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Roth IRAs
Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that is made after the Roth IRA has satisfied the five-year rule and meets one of the following requirements:
•	it is made on or after the date on which the contract owner attains age 59½;
•	it is made to a beneficiary (or the contract owner’s estate) on or after the death of the contract owner;
•	it is attributable to the contract owner’s disability; or
•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.
The five-year rule is satisfied if a five taxable-year period has passed beginning with the first tax year in which a contribution is made to any Roth IRA established by the owner.
A qualified distribution is not included in gross income for federal income tax purposes.
A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner’s gross income as ordinary income in the year that it is distributed to the contract owner.
Special rules apply for Roth IRAs that have proceeds received from an individual retirement plan prior to January 1, 1999 if the owner elected the special four-year income averaging provisions that were in effect for 1998.
If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to an additional penalty tax of 10% unless an exception applies. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Tax Sheltered Annuities
Distributions from Tax Sheltered Annuities are generally taxed when received. If nondeductible contributions are made, then a portion of each distribution after the annuitization date is excludable from income based on a formula established pursuant to the Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.
If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
71

•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or
•	made to the owner after separation from service with his or her employer after age 55.
A loan from a Tax Sheltered Annuity generally is not considered to be a distribution, and is therefore generally not taxable. However, if the loan is not repaid in accordance with the repayment schedule, the entire balance of the loan would be treated as being in default, and the defaulted amount would be treated as being distributed to the participant as a taxable distribution.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Non-Qualified Contracts - Natural Persons as Contract Owners
Generally, the income earned inside a non-qualified annuity contract that is owned by a natural person is not taxable until it is distributed from the contract.
Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the investment in the contract at the time of the distribution. In general, the investment in the contract is equal to the purchase payments made with after-tax dollars reduced by any prior nontaxable distribution. Distributions, for this purpose, include full and partial surrenders, any portion of the contract that is assigned or pledged as collateral for a loan, amounts borrowed from the contract, or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.
With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable from each annuity payment is determined by multiplying the annuity payment by a fraction which is equal to the contract owner’s investment in the contract, divided by the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.
Commencing after December 31, 2010, the Code provides that if only a portion of a non-qualified annuity contract is annuitized for either (a) a period of 10 years or greater, or (b) for the life or lives of one or more persons, then the portion of the contract that has been annuitized would be treated as if it were a separate annuity contract. This means that an annuitization date can be established for a portion of the annuity contract (rather than requiring the entire contract to be annuitized at once) and the above description of the taxation of annuity distributions after the annuitization date would apply to the portion of the contract that has been annuitized. The investment in the contract is required to be allocated pro rata between the portion of the contract that is annuitized and the portion that is not. All other benefits under the contract (e.g., death benefit) would also be reduced pro rata. For example, if 1/3 of the cash value of the contract were to be annuitized, the death benefit would also be reduced by 1/3.
In determining the taxable amount of a distribution that is made prior to the annuitization date, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.
A special rule applies to distributions from contracts that have investments in the contract that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as the nontaxable recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.
The Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½. The amount of the penalty is 10% of the portion of any distribution that is includable in gross income. The penalty tax does not apply if the distribution is:
•	the result of a contract owner’s death;
•	the result of a contract owner’s disability (as defined in the Code);
•	one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or
72

•	is allocable to an investment in the contract before August 14, 1982.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Non-Qualified Contracts - Non-Natural Persons as Contract Owners
The previous discussion related to the taxation of non-qualified contracts owned by individuals. Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.
Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts for most purposes of the Code. Therefore, income earned under a non-qualified contract that is owned by a non-natural person is taxed as ordinary income during the taxable year in which it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.
The non-natural persons rules do not apply to all entity-owned contracts. For purposes of the non-natural persons rule, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.
The non-natural persons rules also do not apply to contracts that are:
•	acquired by the estate of a decedent by reason of the death of the decedent;
•	issued in connection with certain qualified retirement plans and individual retirement plans;
•	purchased by an employer upon the termination of certain qualified retirement plans; or
•	immediate annuities within the meaning of Section 72(u) of the Code.
If the annuitant, who is the individual treated as owning the contract, dies before the contract is completely distributed, the balance may be included in the annuitant’s gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the annuitant.
Exchanges
As a general rule, federal income tax law treats exchanges of property in the same manner as a sale of the property. However, pursuant to Section 1035 of the Code, an annuity contract may be exchanged tax-free for another annuity contract, provided that the obligee (the person to whom the annuity obligation is owed) is the same for both contracts. If the exchange includes the receipt of other property, such as cash, in addition to another annuity contract, special rules may cause a portion of the transaction to be taxable to the extent of the value of the other property.
Tax Treatment of a Partial 1035 Exchange With Subsequent Withdrawal
IRS Rev. Proc. 2011-38 addresses the income tax consequences of the direct transfer of a portion of the cash value of an annuity contract in exchange for the issuance of a second annuity contract. A direct transfer that satisfies the revenue procedure will be treated as a tax-free exchange under Section 1035 of the Code if, for a period of at least 180 days from the date of the direct transfer, there are no distributions or surrenders from either annuity contract involved in the exchange. In addition, the 180-day period will be deemed to have been satisfied with respect to amounts received as an annuity for a period of 10 years or more, or as an annuity for the life of one or more persons. The taxation of distributions (other than distributions described in the immediately preceding sentence) received from either contract within the 180-day period will be determined using general tax principles. For example, they could be treated as taxable "boot" in an otherwise tax-free exchange, or as a distribution from the new contract. Please discuss any tax consequences concerning any contemplated or completed transactions with a professional tax advisor.
Same-Sex Marriages, Domestic Partnership, and Other Similar Relationships
The Treasury issued final regulations that address what relationships are considered marriages for federal tax purposes. The final regulation’s definition of a marriage reflects the United States Supreme Court holdings in Windsor and Obergefell, as well as Rev. Proc. 2017-13.
73

The final regulations define the terms "spouse", "husband", "wife", and "husband and wife" to be gender neutral so that such terms can apply equally to same sex couples and opposite sex couples. In addition, the regulations adopt the "place of celebration" rule to determine marital status for federal tax purposes. Therefore, a marriage of two individuals is recognized for federal tax purposes if the marriage is recognized by a state, possession, or territory of the US in which the marriage was entered into, regardless of the couple’s place of domicile.
Consistent with Rev. Proc. 2013-17, the final regulations provide that relationships entered into as civil unions or registered domestic partnerships that are not denominated as marriages under state law are not marriages for federal tax purposes. Therefore, the favorable income-tax deferral options afforded by federal tax law to a married spouse under Code Sections 72 and 401(a)(9) are not available to individuals who have entered into these formal relationships.
Withholding
Pre-death distributions from the contracts are subject to federal income tax. Nationwide is required to withhold the tax from the distributions unless the contract owner requests otherwise. Under some circumstances, the Code will not permit contract owners to waive withholding. Such circumstances include:
•	if the payee does not provide Nationwide with a taxpayer identification number; or
•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.
If a contract owner is prohibited from waiving withholding, as described above, the portion of the distribution that represents income will be subject to withholding rates established by Section 3405 of the Code.
If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:
•	the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in Section 401(a), an eligible deferred compensation plan described in Section 457(b) which is maintained by an eligible employer described in section 457(e)(1)(A) or individual retirement plan; or
•	the distribution satisfies the minimum distribution requirements imposed by the Code.
Non-Resident Aliens
Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.
Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:
(1)	provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and
(2)	provide Nationwide with an individual taxpayer identification number.
If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.
Another exemption from the 30% withholding rate is available if the non-resident alien provides Nationwide with sufficient evidence that:
(1)	the distribution is connected to the non-resident alien’s conduct of business in the United States;
(2)	the distribution is includable in the non-resident alien’s gross income for United States federal income tax purposes; and
(3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.
Note that for the preceding exemption, the distributions would be subject to the same withholding rules that are applicable to payments to United States persons.
This prospectus does not address any tax matters that may arise by reason of application of the laws of a non-resident alien’s country of citizenship and/or country of residence. Purchasers and prospective purchasers should consult a financial professional, tax advisor or legal counsel to discuss the applicability of laws of those jurisdictions to the purchase or ownership of a contract.
74

FATCA
Under Sections 1471 through 1474 of the Internal Revenue Code (commonly referred to as FATCA), distributions from a contract to a foreign financial institution or to a nonfinancial foreign entity, each as described by FATCA, may be subject to United States tax withholding at a flat rate equal to 30% of the taxable amount of the distribution, irrespective of the status of any beneficial owner of the contract or of the distribution. Nationwide may require a contract owner to provide certain information or documentation (e.g., Form W-9 or Form W-8BEN) to determine its withholding requirements under FATCA.
Additional Medicare Tax
Section 1411 of the Code imposes a surtax of 3.8% on certain net investment income received by individuals and certain trusts and estates. The surtax is imposed on the lesser of (a) net investment income or (b) the excess of the modified adjusted gross income over a threshold amount. For individuals, the threshold amount is $250,000 (married filing jointly); $125,000 (married filing separately); or $200,000 (other individuals). The threshold for an estate is $7,500.
Modified adjusted gross income is equal to adjusted gross income with several modifications; consult with a qualified tax advisor regarding how to determine modified adjusted gross income for purposes of determining the applicability of the surtax.
Net investment income includes, but is not limited to, interest, dividends, capital gains, rent and royalty income, and income from nonqualified annuities. Net investment income does not include, among other things, distributions from certain qualified plans (such as IRAs, Roth IRAs, and plans described in Code Sections 401(a), 401(k), 403(a), 403(b) or 457(b)); however, such distributions, to the extent that they are includible in income for federal income tax purposes, are includible in modified adjusted gross income.
Federal Estate, Gift and Generation Skipping Transfer Taxes
The following transfers may be considered a gift for federal gift tax purposes:
•	a transfer of the contract from one contract owner to another; or
•	a distribution to someone other than a contract owner.
Upon the contract owner’s death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.
Section 2612 of the Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:
(a)	an individual who is two or more generations younger than the contract owner; or
(b)	certain trusts, as described in Section 2613 of the Code (generally, trusts that have no beneficiaries who are not two or more generations younger than the contract owner).
If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:
•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or
•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.
If a payment is subject to the generation skipping transfer tax, Nationwide may be required to deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.
Charge for Tax
Nationwide is not required to maintain a capital gain reserve liability on non-qualified contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.
Diversification and Investor Control
Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:
•	the failure to diversify was inadvertent;
75

•	the failure is corrected; and
•	a fine is paid to the Internal Revenue Service.
The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.
If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be currently taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.
For a variable contract to receive favorable tax treatment, the life insurance company must be considered the owner of the separate account assets supporting the investment options within the contract. If the contract owner is considered to exercise investment control over the separate account assets, the contract owner will be treated as the owner of those assets and not the insurance company. As a result, the increase in the cash value attributed to the separate account assets will be taxed currently to the contract owner as ordinary income. The IRS has issued guidance that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the variable contract owner will be considered the owner of the separate account assets. Revenue Ruling 2003-91 provided that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to fail to qualify for the desired tax treatment. The Internal Revenue Service also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for favorable tax treatment. Should the Treasury Secretary issue additional rules or regulations that would limit the number of underlying mutual funds, the transfers between underlying mutual funds, the exchanges of underlying mutual funds or the manner in which you can direct the investments in an investment option such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Code, then Nationwide will take whatever steps are available to remain in compliance.
Based on the above, we believe that the contract qualifies as an annuity contract for federal income tax purposes.
Required Distributions
The Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Consult a qualified tax or financial professional for more specific required distribution information.
Required Distributions – General Information
In general, a beneficiary is an individual or other entity that the contract owner designates to receive death proceeds upon the contract owner’s death. The distribution rules in the Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the contract owner, or that are made from non-qualified contracts after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.
Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.
Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. For non-qualified contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner’s death. For contracts other than non-qualified contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until September 30 of the year following the contract owner’s death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.
76

For IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities, the SECURE Act generally eliminated the option to take required minimum distributions over a designated beneficiary’s life expectancy. In the case of a contract owner who dies on or after January 1, 2020, an individual beneficiary under a qualified contract must withdraw the entire balance of the contract by December 31 of the tenth year following the contract owner’s death. There are limited exceptions to this rule and a prospective purchaser contemplating the purchase of the contract should consult a qualified tax advisor.
Required Distributions for Non-Qualified Contracts
Code Section 72(s) requires Nationwide to make certain minimum distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:
(1)	If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.
(2)	If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) must be distributed within five years of the contract owner’s death, provided however:
(a)	any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and
(b)	if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse’s death.
In the event that the contract owner is not a natural person (e.g., a trust or corporation), but is acting as an agent for a natural person, for purposes of these distribution provisions:
(a)	the death of the annuitant will be treated as the death of a contract owner;
(b)	any change of annuitant will be treated as the death of a contract owner; and
(c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.
These distribution provisions do not apply to any contract exempt from Section 72(s) of the Code by reason of Section 72(s)(5) or any other law or rule.
Required Distributions for Tax Sheltered Annuities, IRAs, SEP IRAs, Simple IRAs, and Roth IRAs
Required Distributions During the Life of the Contract Owner
Distributions from a Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 72 (age 70½ if born prior to July 1, 1949). Distributions may be paid in a lump sum or in substantially equal payments over:
(a)	the life of the contract owner or the joint lives of the contract owner and the contract owner’s designated beneficiary; or
(b)	a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner’s spouse, determined in accordance with Treasury Regulation 1.401(a)(9)-9.
For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.
For IRAs, SEP IRAs, and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA, SEP IRA, or Simple IRA of the contract owner.
The rules for Roth IRAs do not require distributions to begin during the contract owner’s lifetime, therefore, the required beginning date is not applicable to Roth IRAs.
77

Required Distributions Upon Death of a Contract Owner Before January 1, 2020
Death Before Required Beginning Date
If the contract owner dies before January 1, 2020 and before the required beginning date (in the case of a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed by December 31 of the fifth year following the contract owner's death or over a period not exceeding:
(a)	The life or life expectancy of the designated beneficiary, with such life expectancy determined under the tables prescribed by Treasury Regulation 1.401(a)(9)-9. Distributions must begin by the end of the calendar following the year of death.
a.	In the case of a non-spouse designated beneficiary, the life expectancy is determined in the calendar year following the contract owner’s death, with such life expectancy reduced by one for each subsequent calendar year that elapsed from the year the life expectancy was determined.
b.	If a designated beneficiary dies after January 1, 2020, any remaining interest must be distributed by December 31st of the tenth year following the death of the designated beneficiary.
c.	If the sole designated beneficiary is the surviving spouse of the contract owner, then distributions must begin by the later of the calendar year following the year of the contract owner’s death or the end of the calendar year in which the contract owner would have turned 70 ½ (age 72 for those who turn age 70 ½ on or after January 1, 2020).
(b)	If there is no designated beneficiary or if the designated beneficiary elects, the entire balance of the contract must be distributed by December 31st of the fifth year following the contract owner's death.
Death on or after Required Beginning Date
If the contract owner dies before January 1, 2020 and on or after the required beginning date, the interest in the Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA must be distributed at least as rapidly as the distribution method in effect on the contract owner’s death. If the designated beneficiary receiving distributions dies after January 1, 2020, any remaining interest must be distributed by December 31st of the tenth year following the death of the designated beneficiary.
Purchasers and prospective purchasers should consult a financial professional, tax advisor or legal counsel to discuss the taxation and use of the contracts.
Required Distributions Upon Death of a Contract Owner On or After January 1, 2020
If the contract owner dies on or after January 1, 2020 and the designated beneficiary is not an eligible designated beneficiary as defined under Code Section 401(a)(9), then the entire balance of the contract must be distributed by December 31st of the tenth year following the contract owner’s death. This 10-year post-death distribution period applies regardless of whether the contract owner dies before or after the contract owner’s required beginning date.
In the case of an eligible designated beneficiary, which includes (1) the contract owner’s surviving spouse, (2) a minor child of the contract owner, (3) a disabled individual, (4) a chronically ill individual, or (5) an individual not more than 10 years younger than the contract owner, the entire balance of the contract can be distributed over a period not exceeding the life or life expectancy of the eligible designated beneficiary. If an eligible designated beneficiary dies before the entire interest is distributed, the remaining interest must be distributed by December 31st of the tenth year following the eligible designated beneficiary’s death.
A distribution in the form of annuity payments (an annuitization) that began on or after January 1, 2020 while the contract owner was alive may need to be commuted or modified after the contract owner’s death in order to comply with the post-death distribution requirements. However, distributions in the form of annuity payments (an annuitization) that began prior to January 1, 2020, while the contract owner was alive, can continue under that method after the death the contract owner without modification.
In addition, a beneficiary who is not a designated beneficiary, such as a charity, estate, or trust, must withdraw the entire account balance by December 31st of the fifth year following the contract owner’s death.
Regardless of whether the contract owner dies before or on or after January 1, 2020, a designated beneficiary who is the surviving spouse of the deceased contract owner may choose to become the contract owner. Any distributions required under these distribution rules will be made upon the surviving spouse’s death.
78

Purchasers and prospective purchasers should consult a financial professional, tax advisor or legal counsel to discuss the taxation and use of the contracts.
If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.
Tax Changes
The SECURE Act was enacted on December 20, 2019. The SECURE Act made numerous changes to the Code effective January 1, 2020, including the following:
•	Increasing the age a contract owner must begin RMDs under IRAs and certain qualified plans from age 70½ to age 72.
•	Requiring an individual beneficiary of an inherited IRA and certain qualified plans to withdraw their entire inherited interest within 10 years of the original contract owner’s death.
•	Repealing the 70½ age limitation that prohibited an individual from making an IRA contribution.
State Taxation
The tax rules across the various states and localities are not uniform and therefore are not discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Purchasers and prospective purchasers should consult a financial professional, tax advisor or legal counsel to discuss the taxation and use of the contracts.
79

Appendix C: Standard Death Benefit (Five-Year Reset Death Benefit) Example
The purpose of this example is to show the calculations used to determine the death benefit if the Standard Death Benefit (Five-Year Reset Death Benefit) is elected. The calculation assumes that the Annuitant dies before the Annuitization Date. The death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the Contract Value as of the most recent five-year Contract Anniversary before the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that five-year Contract Anniversary.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Contract History
Date	Event/Transaction Type	Transaction Amount	Contract Value*
01-01-1986	Initial Purchase Payment	$100,000	$100,000
01-01-1990	Partial Withdrawal	$10,000	$106,678
01-01-1991	Five-year Contract Anniversary	n/a	$106,678
01-01-1996	Five-year Contract Anniversary	n/a	$90,326
01-01-2001	Five-year Contract Anniversary	n/a	$98,267
03-01-2001	Annuitant’s 86th birthday	n/a	$98,555
01-01-2009	Annuitant’s death and the date Nationwide received information to pay the death benefit	n/a	$97,113
*	The Contract Value shown assumes a hypothetical variable net return and could be higher or lower than the amounts indicated depending on the performance of the Sub-Accounts in which the Contract Owner allocates the Contract Value.
Calculations
(1)	the Contract Value;	$97,113
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or	$91,429
(3)	the Contract Value as of the most recent five-year Contract Anniversary before the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that five-year Contract Anniversary.	$98,267
Conclusion
Death Benefit = $98,267
80

Appendix D: One-Year Step Up Death Benefit Option Example
The purpose of this example is to show the calculations used to determine the death benefit if the One-Year Step Up Death Benefit Option is elected. The calculation assumes that the Annuitant dies before the Annuitization Date. The death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Contract History
Date	Event/Transaction Type	Transaction Amount	Contract Value*
01-01-1986	Initial Purchase Payment	$100,000	$100,000
01-01-1990	Partial Withdrawal	$10,000	$106,678
01-01-1994	Contract Anniversary	n/a	$123,362
03-01-1996	Annuitant’s 86th birthday	n/a	$111,026
02-01-2009	Annuitant’s death and the date Nationwide received information to pay the death benefit	n/a	$119,368
*	The Contract Value shown assumes a hypothetical variable net return and could be higher or lower than the amounts indicated depending on the performance of the Sub-Accounts in which the Contract Owner allocates the Contract Value.
Calculations
(1)	the Contract Value;	$119,368
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or	$91,429
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.	$123,362
Conclusion
Death Benefit = $123,362
81

Appendix E: 5% Enhanced Death Benefit Option Example
The purpose of this example is to show the calculations used to determine the death benefit if the 5% Enhanced Death Benefit Option is elected. The calculation assumes that the Annuitant dies before the Annuitization Date. The death benefit will be the greatest of:
(1)	the Contract Value; or
(2)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments minus amounts withdrawn, accumulated at 5% simple interest until the last Contract Anniversary prior to the Annuitant's 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts withdrawn. The adjustment for amounts subsequently surrendered after the most recent Contract Anniversary will reduce the 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Contract History
Date	Event/Transaction Type	Transaction Amount	Contract Value*
01-01-1986	Initial Purchase Payment	$100,000	$100,000
02-14-1988	Subsequent Purchase Payment	$25,000	$133,666
07-28-1996	Partial Withdrawal	$10,000	$176,202
09-30-2004	Annuitant’s 86th birthday	n/a	$242,807
03-01-2005	Subsequent Purchase Payment	$11,000	$257,803
05-15-2007	Partial Withdrawal	$7,000	$274,079
04-18-2009	Annuitant’s death and the date Nationwide received information to pay the death benefit	n/a	$295,602
* The Contract Value shown assumes a 4% net return and could be higher or lower than the amounts indicated depending on the performance of the Sub-Accounts in which the Contract Owner allocates the Contract Value.
Calculations
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;	$295,602
(2)	the 5% interest anniversary value	$252,134
Conclusion
Death Benefit = 295,602
82

Outside back cover page
The Statement of Additional Information contains additional information about the Variable Account. To obtain a free copy of the Statement of Additional Information, request other information about the contract, or to make any other service requests, contact Nationwide at 1-800-848-6331 or by one of the other methods described in Contacting the Service Center.
The Statement of Additional Information has been filed with the SEC and is incorporated by reference into this prospectus. The SAI is also available at https://nationwide.onlineprospectus.net/NW/C000024734NW/index.php?ctype=product_sai. This prospectus is available at https://nationwide.onlineprospectus.net/NW/C000024734NW/index.php?ctype=product_prospectus.
Reports and other information about the Variable Account are available on the SEC’s website at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.
SEC Contract Identifier: C000024734

NEA Valuebuilder SelectSM
Individual Deferred Variable Annuity Contracts
Issued by
Nationwide Life Insurance Company
through its
Nationwide Variable Account-9
The date of this prospectus is May 1, 2022.
This prospectus contains basic information about the contracts that should be understood before investing. Read this prospectus carefully and keep it for future reference. The contract described in this prospectus is no longer available for purchase.
Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial professionals, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features, and investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with the purchaser’s investment objectives, risk tolerance, investment time horizon, marital status, tax situation, and other personal characteristics and needs.
Variable annuities are not insured by the Federal Deposit Insurance Corporation or any other federal government agency, and are not deposits of, guaranteed by, or insured by the depository institution where offered or any of its affiliates. The SEC has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense. Additional information about certain investment products, including variable annuities, has been prepared by the SEC’s staff and is available at Investor.gov.
Under state insurance laws, Contract Owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it. This right is referred to as a "free look" right. The length of this time period depends on state law and may vary depending on whether the purchase is a replacement of another annuity contract. For ease of administration, Nationwide will honor any free look cancellation request that is in good order and received at the Service Center or postmarked within 30 days after the contract issue date (see Right to Examine and Cancel and Contacting the Service Center).
If the Contract Owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less any withdrawals from the contract, and applicable federal and state income tax withholding. Otherwise, Nationwide will return the Contract Value, less any withdrawals from the contract, and applicable federal and state income tax withholding (see Right to Examine and Cancel).
1

Glossary of Special Terms
Accumulation Unit – An accounting unit of measure used to calculate the Contract Value allocated to the Variable Account before the Annuitization Date.
Annuitant – The person(s) whose length of life determines how long annuity payments are paid. The Annuitant must be living on the date the contract is issued.
Annuitization Date – The date on which annuity payments begin.
Annuity Commencement Date – The date on which annuity payments are scheduled to begin.
Annuity Unit – An accounting unit of measure used to calculate the value of variable annuity payments.
Charitable Remainder Trust – A trust meeting the requirements of Section 664 of the Internal Revenue Code.
Contract Anniversary – Each recurring one-year anniversary of the date the contract was issued.
Contingent Annuitant – The individual who becomes the Annuitant if the Annuitant dies before the Annuitization Date.
Contract Owner(s) – The person(s) who owns all rights under the contract.
Contract Value – The value of all Accumulation Units in a contract plus any amount held in the Fixed Account, the GTOs, and the collateral fixed account.
Contract Year – Each year the contract is in force beginning with the date the contract is issued.
Daily Net Assets – A figure that is calculated at the end of each Valuation Date and represents the sum of all the Contract Owners' interests in the Sub-Accounts after the deduction of underlying mutual fund expenses.
ERISA – The Employee Retirement Income Security Act of 1974, as amended.
Fixed Account – An investment option that is funded by Nationwide's General Account. Amounts allocated to the Fixed Account will receive periodic interest subject to a guaranteed minimum crediting rate.
General Account – All assets of Nationwide other than those of the Variable Account or in other separate accounts of Nationwide.
Guaranteed Term Options("GTOs") – Investment options that provide a guaranteed fixed interest rate paid over specific term duration and contain a market value adjustment feature.
Individual Retirement Account – An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.
Individual Retirement Annuity or IRA – An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs or Simple IRAs.
Investment-Only Contract – A contract purchased by a qualified pension, profit-sharing, or stock bonus plan as defined by Section 401(a) of the Internal Revenue Code.
Nationwide – Nationwide Life Insurance Company.
Net Asset Value – The value of one share of an underlying mutual fund at the close of regular trading on the New York Stock Exchange.
Non-Qualified Contract – A contract which does not qualify for favorable tax treatment as a Qualified Plan, IRA, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.
Qualified Plan – A retirement plan that receives favorable tax treatment under Section 401 of the Internal Revenue Code
Roth IRA – An annuity contract that qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.
SEC – Securities and Exchange Commission.
SEP IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(k) of the Internal Revenue Code.
2

Service Center – The department of Nationwide responsible for receiving all service and transaction requests relating to the contract. For service and transaction requests submitted other than by telephone (including fax requests), the Service Center is Nationwide's mail and document processing facility. For service and transaction requests communicated by telephone, the Service Center is Nationwide's operations processing facility. Information on how to contact the Service Center is in the Contacting the Service Center provision.
Simple IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.
Sub-Accounts – Divisions of the Variable Account, each of which invests in a single underlying mutual fund.
Tax Sheltered Annuity – An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.
Valuation Date – Each day the New York Stock Exchange is open for business or any other day during which there is a sufficient degree of trading such that the current Net Asset Value of the underlying mutual fund shares might be materially affected. Values of the Variable Account are determined as of the close of regular trading on the New York Stock Exchange, which generally closes at 4:00 p.m. EST.
Valuation Period – The period of time commencing at the close of a Valuation Date and ending at the close of regular trading on the New York Stock Exchange for the next succeeding Valuation Date.
Variable Account – Nationwide Variable Account-9, a separate account that Nationwide established to hold Contract Owner assets allocated to variable investment options. The Variable Account is divided into Sub-Accounts, each of which invests in a separate underlying mutual fund.
3

4

Table of Contents (continued)
5

Table of Contents (continued)
6

Key Information Table
Important Information You Should Consider About the Contract
FEES AND EXPENSES (see Fee Table and Charges and Deductions)
Charges for Early Withdrawals	If the Contract Owner withdraws money from the contract within 7 years following his/her last purchase payment, a Contingent Deferred Sales Charge (or "CDSC") may apply (see Contingent Deferred Sales Charge). The CDSC is used to recoup sales and other expenses associated with the contract that Nationwide incurs during the early years of the contract. The CDSC will not exceed 7% of the amount of purchase payments withdrawn, declining to 0% over 7 years.

For example, for a contract with a $100,000 investment, a withdrawal taken during the CDSC period could result in a CDSC of up to $7,000.
Transaction Charges	Nationwide also charges a loan processing fee at the time each new loan is processed (see Loan Privilege).
Ongoing Fees and Expenses (annual charges)	The table below describes the fees and expenses that you may pay each year, depending on the options chosen. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
	Annual Fee	Minimum	Maximum
	Base Contract	1.10% [1]	1.12% [1]
	Investment options (underlying mutual fund fees and expenses)	0.26% [2]	1.54% [2]
	Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.05% [1]	0.15% [1]
[1] As a percentage of Variable Account value. [2] As a percentage of underlying mutual fund assets.
Because each contract is customizable, the options elected affect how much each Contract Owner will pay. To help you understand the cost of owning the contract, the following table shows the lowest and highest cost a Contract Owner could pay each year, based on current charges. This estimate assumes that no withdrawals are taken from the contract, which could add a CDSC that substantially increases costs.
	Lowest Annual Cost Estimate: $1,279.72	Highest Annual Cost Estimate: $2,768.94
Assumes:
• Investment of $100,000
• 5% annual appreciation
• Least expensive underlying mutual fund fees and expenses
• No optional benefits
• No CDSC
• No additional purchase payments, transfers or withdrawals	Assumes:
• Investment of $100,000
• 5% annual appreciation
• Most expensive combination of optional benefits and underlying mutual fund fees and expenses
• No CDSC
• No additional purchase payments, transfers or withdrawals

RISKS
Risk of Loss	Contract Owners of variable annuities can lose money by investing in the contract, including loss of principal (see Principal Risks).
Not a Short-Term Investment	The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership (see Principal Risks).

A CDSC may apply for up to 7 years following the last purchase payment and could reduce the value of the contract if purchase payments are withdrawn during that time (see Contingent Deferred Sales Charge). The benefit of tax also means that the contract is more beneficial to investors with a long time horizon (see Principal Risks).
7

RISKS
Risks Associated with Investment Options	• Investment in this contract is subject to the risk of poor investment performance of the investment options chosen by the Contract Owner.
• Each investment option (including the Fixed Account and Guaranteed Term Options) has its own unique risks.
• Review the prospectuses and disclosures for the investment options before making an investment decision.
See Principal Risks.
Insurance Company Risks	Investment in the contract is subject to the risks associated with Nationwide, including that any obligations (including interest payable for allocations to the Fixed Account and Guaranteed Term Options), guarantees, or benefits are subject to the claims-paying ability of Nationwide. More information about Nationwide, including its financial strength ratings, is available by contacting Nationwide at the address and/or toll-free phone number indicated in Contacting the Service Center (see Principal Risks).
RESTRICTIONS
Investments	• Nationwide reserves the right to add, remove, and substitute investment options available under the contract (see The Sub-Accounts and Underlying Mutual Funds).
• Allocations to the Fixed Account may not be transferred to another investment option except at the end of a Fixed Account interest rate guarantee period (see The Fixed Account).
• Allocations to the Guaranteed Term Options that are transferred to another investment option prior to maturity are subject to a market value adjustment (see Guaranteed Term Options).
Optional Benefits	• Certain optional benefits limit or restrict the investment options available for investment.
• Nationwide reserves the right to discontinue offering any optional benefit. Such a discontinuance will only apply to new contracts and will not impact any contracts already in force.
See Benefits Under the Contract.
TAXES
Tax Implications	• Consult with a tax professional to determine the tax implications of an investment in and payments received under this contract.
• If the contract is purchased through a tax-qualified plan or IRA, there is no additional tax deferral.
• Earnings in the contract are taxed at ordinary income tax rates at the time of withdrawals and there may be a tax penalty if withdrawals are taken before the Contract Owner reaches age 59½.
See Appendix B: Contract Types and Tax Information.
CONFLICTS OF INTEREST
Investment Professional Compensation	Some financial professionals receive compensation for selling the contract. Compensation can take the form of commission and other indirect compensation in that Nationwide may share the revenue it earns on this contract with the financial professional’s firm. This conflict of interest may influence a financial professional, as these financial professionals may have a financial incentive to offer or recommend this contract over another investment (see The Contract in General).
Exchanges	Some financial professionals may have a financial incentive to offer an investor a new contract in place of the one he/she already owns. An investor should only exchange his/her contract if he/she determines, after comparing the features, fees, and risks of both contracts, that it is preferable for him/her to purchase the new contract, rather than to continue to own the existing one (see The Contract in General).
8

Overview of the Contract
Purpose of the Contract
The contract is intended to be a long-term investment vehicle to assist investors in saving for and living in retirement. Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. It provides the Contract Owner with a stream of periodic income payments upon the Contract Owner’s retirement. During the years leading up to those income payments, the Contract Owner manages his/her assets in the contract according to their specific goals and risk preferences by directing the allocation and reallocation among a variety of investment options. Contract growth is tax-deferred, meaning that gains in the contract are not taxable until withdrawn from the contract. Finally, in the event that the Annuitant dies before beginning income payments, the contract offers a death benefit.
Prospective purchasers should consult with a financial professional to determine whether this contract is appropriate for them, taking into consideration their particular needs, including investment objectives, risk tolerance, investment time horizon, marital status, tax situation, and other personal characteristics. Generally speaking, this contract is intended to provide benefits to a single individual and his/her beneficiaries. The contract is not intended to be used by institutional investors, in connection with other Nationwide contracts that have the same Annuitant, or in connection with other Nationwide contracts that have different Annuitants but the same Contract Owner. It is not intended to be sold to a terminally ill Contract Owner or Annuitant.
Phases of the Contract
The contract exists in two separate phases: accumulation (savings) and annuitization (income). During the accumulation phase, the contract offers a variety of investment options to which the Contract Owner can allocate and reallocate his/her Contract Value. The investment options available under the contract consist of Sub-Accounts that invest in underlying mutual funds, which offer a variable rate of return, a Fixed Account, which offers a fixed rate of return, and Guaranteed Term Options, which offer an enhanced rate of return subject to a market value adjustment. Additional information about the underlying mutual funds is available in Appendix A: Underlying Mutual Funds Available Under the Contract.
During the annuitization phase, Nationwide makes periodic income payments to the Annuitant. At the time of annuitization, the Annuitant elects the duration of the annuity payments – either for a fixed period of time or for the duration of the Annuitant’s (and possibly the Annuitant’s spouse’s) life. The Annuitant also elects whether the annuity payments will be fixed or variable. If the Annuitant elects variable annuity payments, the Annuitant controls the allocation/reallocation of annuitized assets among the available Sub-Accounts. After annuitization begins, the only value associated with the contract is the stream of annuity payments; unless otherwise specified in the annuity option, the Annuitant cannot withdraw value from the contract over and above the annuity payments. Additionally, once annuitization has begun, there is no death benefit, which means that upon the death of the Annuitant (and the Annuitant’s spouse if a joint annuity option was elected), all payments stop and the contract terminates, unless the particular annuitization option provides otherwise.
Contract Features
Investment Options. Contract Owners can allocate Contract Value to Sub-Accounts that invest in underlying mutual funds, the Fixed Account and/or the Guaranteed Term Options. Contract Owners can reallocate those assets at their discretion, subject to certain restrictions.
Deposits to the Contract. Contract Owners can apply additional purchase payments to the contracts until the Annuitization Date, subject to certain restrictions.
Withdrawals from the Contract. Contract Owners can withdraw some or all of their Contract Value at any time prior to annuitization, subject to certain restrictions. A CDSC may apply. After Annuitization, withdrawals other than annuity payments are not permitted.
Loans from the Contract. For contracts issued as Tax Sheltered Annuities, Contract Owners can request a loan of a portion of their Contract Value at any time after the free look period and prior to annuitization, subject to certain restrictions. A Loan Processing Fee is assessed at the time each new loan is processed, and a loan interest charge also applies.
Death Benefit. During the accumulation phase, the contracts contains a standard death benefit (the greatest of (i) Contract Value, (ii) net purchase payments, or (iii) Contract Value as of the most recent five-year Contract Anniversary before the Annuitant's 86th birthday) at no additional charge.
9

Optional Death Benefits. Two death benefit options are available for an additional charge, which may provide a greater death benefit than the standard death benefit. Those options are:
•	One-Year Step Up Death Benefit Option
•	5% Enhanced Death Benefit Option
CDSC Options. Several CDSC options are available for an additional charge, whereby Nationwide will waive or reduce the standard CDSC schedule. Those options are:
•	Five Year CDSC Option
•	10 Year and Disability Waiver
•	Additional Withdrawal Without Charge and Disability Waiver
•	Hardship Waiver
Annuity Payments. On the Annuitization Date, Nationwide will make annuity payments based on the annuity payment option chosen prior to annuitization.
Tax Deferral. Generally, Contract Owners will not be taxed on any earnings on the assets in the contract until such earnings are distributed from the contract. How each contract’s distributions are taxed depends on the type of contract issued. Note that if this contract is issued in connection with a plan that qualifies for special income tax treatment under the Code, the contract does not provide additional tax deferral benefits (see Appendix B: Contract Types and Tax Information).
Cancellation of the Contract. Under state insurance laws, Contract Owners have the right, during a limited period of time, to examine their contracts and decide if they want to keep it or cancel it Nationwide will honor any free look cancellation request that is in good order and received at the Service Center or postmarked within 30 days after the contract issue date (see Right to Examine and Cancel and Contacting the Service Center).
Contract Owner Services. The contracts offers several services at no additional charge to assist Contract Owners in managing their contracts, including:
•	Asset Rebalancing
•	Dollar Cost Averaging
•	Enhanced Fixed Account Dollar Cost Averaging
•	Systematic Withdrawals
10

Fee Table
The following tables describe the fees and expenses that a Contract Owner will pay when buying, owning, or surrendering the contract. Please refer to the contract specifications for information about the specific fees the Contract Owner will pay each year based on the options elected.
The first table describes the fees and expenses a Contract Owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options. Some states or governmental entities charge premium tax on purchase payments. Nationwide will deduct an amount equal to the premium tax charged by an applicable governmental entity, which currently ranges between 0% and 3.5% of purchase payments.
Transaction Expenses
Maximum Contingent Deferred Sales Charge ("CDSC") (as a percentage of purchase payments surrendered)	7%
Range of CDSC over time:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%
Some state jurisdictions require a lower CDSC schedule. Please refer to your contract for state specific information.
Loan Processing Fee	$25 [1]

The next table describes the fees and expenses that a Contract Owner will pay each year during the time that the Contract Owner owns the contract (not including underlying mutual fund fees and expenses). If an optional benefit is elected, an additional charge will be assessed, as shown below.
Annual Contract Expenses
Annual Loan Interest Charge (assessed as a reduction to the credited interest rate)	2.25% [2]
Maximum Administrative Expense[3]	$15
Base Contract Expenses[4] (assessed as an annualized percentage of Daily Net Assets)	1.10%
Optional Benefit Expenses[5] (assessed as an annualized percentage of Daily Net Assets)
Five-Year CDSC Option Charge	0.15% [6]
CDSC Waiver Options
Additional Withdrawal Without Charge and Disability Waiver Charge	0.10% [7]
10 Year and Disability Waiver Charge (available for Tax Sheltered Annuities only)	0.05%
Hardship Waiver Charge (available for Tax Sheltered Annuities only)	0.15%
Optional Death Benefits[8]
Optional One-Year Step Up Death Benefit Charge	0.05%
Optional 5% Enhanced Death Benefit Charge	0.10%

[1]	Nationwide assesses a Loan Processing Fee at the time each new loan is processed. Loans are only available for contracts issued as Tax Sheltered Annuities.
[2]	The loan interest rate is determined, based on market conditions, at the time of loan application or issuance. The loan balance in the collateral Fixed Account is credited with interest at 2.25% less than the loan interest rate. Thus, the net loan interest charge is 2.25%, which is applied against the outstanding loan balance.
[3]	Throughout this prospectus, the Administrative Expense will be referred to as the Contract Maintenance Charge. The Contract Maintenance Charge is deducted annually from all contracts containing less than $25,000 on each Contract Anniversary. This charge is waived on a going-forward basis for any contract valued at $25,000 or more on any Contract Anniversary.
[4]	Throughout the prospectus, the Base Contract Expenses will be referred to as Mortality and Expense Risk Charge.
[5]	Unless otherwise indicated, charges for optional benefits are only assessed prior to the Annuitization Date (see Charges and Deductions).
[6]	Range of Five-Year CDSC over time:

Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5
CDSC Percentage	7%	7%	6%	4%	2%	0%
For contracts issued in the State of New York, this option is available only for contracts issued as Roth IRAs.
[7]	Each Contract Year, the Contract Owner may withdraw without a CDSC the greater of:
11

•	15% of all purchase payments made to the contract; or
•	any amount withdrawn to meet minimum distribution requirements for this contract under the Internal Revenue Code.
This free withdrawal privilege is non-cumulative. Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year. The Internal Revenue Code may impose restrictions on withdrawals from contracts issued as Tax Sheltered Annuities.
8
Only one death benefit option may be elected.
The next item shows the minimum and maximum total operating expenses charged by the underlying mutual funds that the Contract Owner may pay periodically during the life of the contract. A complete list of the underlying mutual funds available under the contract, including their annual expenses, may be found in Appendix A: Underlying Mutual Funds Available Under the Contract.
Annual Underlying Mutual Fund Expenses
	Minimum	Maximum
(Expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets.)	0.26%	1.54%
Example
This Example is intended to help Contract Owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, Variable Account annual expenses, and underlying mutual fund fees and expenses. The Example does not reflect premium taxes which, if reflected, would result in higher expenses.
The Example assumes:
•	a $100,000 investment in the contract for the time periods indicated;
•	a 5% return each year;
•	the maximum and the minimum annual underlying mutual fund expenses;
•	Variable Account charges that reflect the most expensive combination of optional benefits available for an additional charge(1.65%);
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.
	If the contract is surrendered at the end of the applicable time period				If the contract is annuitized at the end of the applicable time period				If the contract is not surrendered
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Annual Underlying Mutual Fund Expenses (1.54%)	$10,365	$15,262	$20,385	$36,239	*	$10,262	$17,385	$36,239	$3,365	$10,262	$17,385	$36,239
Minimum Annual Underlying Mutual Fund Expenses (0.26%)	$ 9,021	$11,246	$13,727	$23,149	*	$ 6,246	$10,727	$23,149	$2,021	$ 6,246	$10,727	$23,149
*	The contracts sold under this prospectus do not permit annuitization during the first two Contract Years.
Principal Risks
Contract Owners should be aware of the following risks associated with owning a variable annuity:
12

Risk of loss. The Sub-Accounts invest in underlying mutual funds. Underlying mutual funds are variable investments, meaning their value will increase or decrease in value based on the performance of the underlying securities. Poor underlying mutual fund performance can result in a loss of Contract Value and/or principal.
Not a short-term investment. In general, deferred variable annuities are long-term investments; they are not suitable as short-term savings vehicles. Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. Specifically:
•	A Contract Owner who takes withdrawals from the contract before reaching age 59 1/2 could be subject to tax penalties that are mandated by the federal tax laws.
•	A Contract Owner who takes withdrawals from the contract before reaching age 59 1/2 could be subject to tax penalties that are mandated by the federal tax laws.
Sub-Account availability. Nationwide reserves the right to change the Sub-Accounts available under the contract, including adding new Sub-Accounts, discontinuing availability of Sub-Accounts, and substituting Sub-Accounts. Decisions to make such changes are at Nationwide’s discretion but will be in accordance with Nationwide’s internal policies and procedures relating to such matters. Any changes to the availability of Sub-Accounts will be subject to regulatory approval and notice will be provided.
Active trading. Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts. Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among Sub-Accounts may negatively impact other investors in the contract. In certain circumstance, to address active trading, Nationwide may require transfer requests to be submitted via U.S. mail. Additionally, underlying mutual funds are required to take certain actions in order to protect shareholders from negative impacts of short-term trading, which may include requiring Nationwide to prohibit particular Contract Owners from investing in a Sub-Account that invests in the impacted underlying mutual fund.
Financial strength. Contractual guarantees that exceed the value of the assets in the Variable Account (including death benefit guarantees that exceed the Contract Value and interest credited to Fixed Account and Guaranteed Term Option allocations) are paid from Nationwide’s general account, which is subject to Nationwide’s financial strength and claims-paying ability. If Nationwide experiences financial distress, it may not be able to meet its obligations.
Regulatory risk. The contract is governed by various state and federal laws and regulations, which are subject to change. Those changes could require Nationwide to make changes to the contract that alter the nature or value of certain benefits. Additionally, changes to the tax laws or regulations could limit or eliminate the tax benefits of the contract, resulting in greater tax liability or less earnings.
Cybersecurity. Nationwide’s businesses are highly dependent upon its computer systems and those of its business partners. This makes Nationwide potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include direct risks, such as theft, misuse, corruption, and destruction of data maintained by Nationwide, and indirect risks, such as denial of service, attacks on service provider websites and other operational disruptions that impede Nationwide’s ability to electronically interact with service providers. Cyber-attacks affecting Nationwide, the underlying mutual funds, intermediaries, and other service providers may adversely affect Nationwide and Contract Values. In connection with any such cyber-attack, Nationwide and/or its service providers and intermediaries may be subject to regulatory fines and financial losses and/or reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. There may be an increased risk of cyber-attacks during periods of geopolitical or military conflict (such as Russia’s invasion of Ukraine and the resulting response by the United States and other countries). Although Nationwide undertakes substantial efforts to protect its computer systems from cyber-attacks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that Nationwide, its service providers, or the underlying mutual funds will avoid losses affecting contracts due to cyber-attacks or information security breaches in the future.
In the event that Contract Values are adversely affected as a result of the failure of Nationwide’s cybersecurity controls, Nationwide will take reasonable steps to restore Contract Values to the levels that they would have been had the cyber-attack not occurred. Nationwide will not, however, be responsible for any adverse impact to Contract Values that result from the Contract Owner or its designee’s negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks.
13

Business Continuity Risks. Nationwide is exposed to risks related to natural and man-made disasters, such as storms, fires, earthquakes, public health crises, geopolitical disputes, military actions, and terrorist acts, which could adversely affect Nationwide’s ability to administer the contract. Natural and man-made disasters may require a significant contingent of Nationwide’s employees to work from remote locations. During these periods, Nationwide could experience decreased productivity, and a significant number of Nationwide’s workforce or certain key personnel may be unable to fulfill their duties if Nationwide’s data or systems are disabled or destroyed. In addition, an extended period of remote work arrangements could introduce operational risk and impair Nationwide’s ability to administer the contract.
Nationwide outsources certain critical business functions to third parties and, in the event of a natural or man-made disaster, relies upon the successful implementation and execution of the business continuity planning of such entities. While Nationwide closely monitors the business continuity activities of these third parties, successful implementation and execution of their business continuity strategies are largely beyond Nationwide’s control. If one or more of the third parties to whom Nationwide outsources such critical business functions experience operational failures, Nationwide’s ability to administer the contract could be impaired.
COVID-19 Risk. In March 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, which has resulted in operational disruptions, as well as market volatility and general economic uncertainty. While Nationwide has implemented risk management and contingency plans and taken preventative measures and other precautions so it can continue to provide products and services to its customers, even as many of its employees and the employees of its service providers continue to work remotely, it is not currently possible to accurately estimate the full impact that the COVID-19 pandemic will have on Nationwide’s businesses as Nationwide continues to be subject to certain risks that could negatively impact its operations.
Significant market volatility and negative investment returns in the market resulting from the COVID-19 pandemic could have a negative impact on returns of the underlying mutual funds in which the Variable Account invests. Additionally, the COVID-19 pandemic has at times resulted in negative economic conditions, changes in consumer behavior, economic shutdowns, state and federal legislation intended to ease the impact of the COVID-19 pandemic on consumers and voluntary hardship assistance that Nationwide provides to its customers. These factors, among other factors related to COVID-19, could affect the amount of sales and profitability of Nationwide’s businesses and could have a negative impact on its financial condition and operations.
While Nationwide is confident in its ability to manage the financial risks related to COVID-19, the extent and duration or the risks related to the COVID-19 pandemic cannot be fully known. It is possible these risks could impact Nationwide’s financial strength and claims-paying ability. There are many factors beyond Nationwide’s control that cannot be mitigated or foreseen that could have a negative impact on Nationwide and the operation of the contract. Nationwide continues to monitor the economic situation and assess its impact on its business operations closely.
Nationwide and the Variable Account
The contract is issued by Nationwide, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide Variable Account-9 is a separate account of Nationwide that invests in the underlying mutual funds listed in Appendix A: Underlying Mutual Funds Available Under the Contract. Income, gains, and losses credited to or charged against the Variable Account reflect the Variable Account’s own investment experience and not the investment experience of Nationwide’s other assets. The Variable Account’s assets are held separately from General Account assets and may not be used to pay any liabilities of Nationwide other than those arising from the contract or other contracts supported by the Variable Account. The Variable Account is divided into Sub-Accounts, each of which invests in shares of a single underlying mutual fund.
The contracts are distributed by the general distributor, Security Distributors, LLC ("SDL"), One Security Benefit Place, Topeka, Kansas, 66636-0001.
Investment Options
The Sub-Accounts and Underlying Mutual Funds
The Contract Owner can allocate Contract Value to Sub-Accounts of the Variable Account, subject to conditions in the contract and underlying mutual funds. Each Sub-Account invests in shares of a single underlying mutual fund. Nationwide uses the assets of each Sub-Account to buy shares of the underlying mutual funds based on Contract Owner instructions.
14

Information about each underlying mutual fund, including its name, type, adviser and subadviser (if applicable), current expenses, and performance, is available in Appendix A: Underlying Mutual Funds Available Under the Contract. Each underlying mutual fund issues its own prospectus that contains more detailed information about the underlying mutual fund. Contract Owners receive underlying mutual fund prospectuses when they make their initial Sub-Account allocations and any time they change those allocations. Contract Owners can obtain prospectuses for underlying mutual funds free of charge at any time by contacting the Service Center (see Contacting the Service Center). Contract Owners should read these prospectuses carefully before investing.
Underlying mutual funds in the Variable Account are NOT publicly available mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.
The investment advisers of the underlying mutual funds may manage publicly available mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT the same as any publicly available mutual fund. Contract Owners should not compare the performance of a publicly available fund with the performance of underlying mutual funds participating in the Variable Account. The performance of the underlying mutual funds could differ substantially from that of any publicly available funds.
The particular underlying mutual funds available under the contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Contract Owners will receive notice of any such changes that affect their contract. The underlying mutual funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts.
In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms, or their affiliates may be added to the Variable Account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.
Voting Rights
Contract Owners are not shareholders of the underlying mutual funds in which the Sub-Accounts invest; however, Contract Owners with assets allocated to Sub-Accounts are entitled to certain voting rights. Nationwide will vote underlying mutual fund shares at special shareholder meetings based on Contract Owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.
Contract Owners with voting interests in an underlying mutual fund will be notified of issues requiring shareholder vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received. What this means is that when only a small number of Contract Owners vote, each vote has a greater impact on, and may control, the outcome.
The number of shares which a Contract Owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the Net Asset Value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.
Material Conflicts
The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the Variable Account and one or more of the other separate accounts in which these underlying mutual funds participate.
Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the Contract Owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect Contract Owners and variable annuity payees, including withdrawal of the Variable Account from participation in the underlying mutual fund(s) involved in the conflict.
15

Substitution of Securities
Nationwide may substitute shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:
(1)	shares of a current underlying mutual fund are no longer available for investment; or
(2)	further investment in an underlying mutual fund is inappropriate.
Nationwide will not substitute shares of any underlying mutual fund in which the Sub-Accounts invest without any necessary prior approval of the appropriate state or federal regulatory authorities. All affected Contract Owners will be notified in the event there is a substitution, elimination, or combination of shares.
The substitute underlying mutual fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future purchase payments, or both. Nationwide may close Sub-Accounts to allocations of purchase payments or Contract Value, or both, at any time in its sole discretion. The underlying mutual funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts.
Deregistration of the Variable Account
Nationwide may deregister the Variable Account under the 1940 Act in the event the Variable Account meets an exemption from registration under the 1940 Act, if there are no outstanding contracts supported by the Variable Account, or for any other purpose approved by the SEC.
No deregistration may take place without the prior approval of the SEC. All affected Contract Owners will be notified in the event Nationwide deregisters the Variable Account. If the Variable Account is deregistered, Nationwide’s contractual obligations to the Contract Owner will continue.
The Fixed Account
The Contract Owner can allocate Contract Value to the Fixed Account, subject to conditions imposed by the contract. The Fixed Account is an investment option that is funded by assets of Nationwide’s General Account. The General Account contains all of Nationwide’s assets other than those in this and other Nationwide separate accounts and is used to support Nationwide’s annuity and insurance obligations. The General Account is not subject to the same laws as the Variable Account and the SEC has not reviewed material in this prospectus relating to the Fixed Account.
Purchase payments will be allocated to the Fixed Account by election of the Contract Owner. Nationwide reserves the right to limit or refuse purchase payments and/or transfers allocated to the Fixed Account at its sole discretion. Generally, Nationwide will invoke this right when interest rates are low by historical standards. Effective April 21, 2014, Nationwide invoked its right to limit purchase payments and/or transfers into the Fixed Account if the Fixed Account is (or would be after the purchase payment or transfer) equal to or greater than 30% of the Contract Value at the time such purchase payment is submitted or such transfer is requested. Nationwide also reserves the right to limit the amount that can be transferred from the Fixed Account at the end of an interest rate guaranteed period. State law requires Nationwide to reserve the right to postpone payment or transfer out of the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request. The Fixed Account may not be available in every state.
Nationwide may also establish an annual maximum transfer limit for transfers to the Fixed Account. Except as otherwise indicated, the transfer limit will not be less than 10% of the combined value of amounts allocated to the Sub-Accounts and the GTOs for any 12-month period.
The investment income earned by the Fixed Account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of Fixed Account allocations:
•	New Money Rate – The rate credited on the Fixed Account allocation when the contract is purchased or when subsequent purchase payments are made. Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.
•	Variable Account to Fixed Rate – Allocations transferred from any of the Sub-Accounts to the Fixed Account may receive a different rate. The rate may be lower than the New Money Rate. There may be limits on the amount and frequency of movements from the Sub-Accounts to the Fixed Account.
•	Renewal Rate – The rate available for maturing Fixed Account allocations which are entering a new guarantee period. The Contract Owner will be notified of this rate in a letter issued with the quarterly statements when a
16

Contract Owner’s Fixed Account allocation matures. At that time, the Contract Owner will have an opportunity to leave the money in the Fixed Account and receive the Renewal Rate or the Contract Owner can move the money to any of the other investment options.
•	Dollar Cost Averaging Rate – From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a Dollar Cost Averaging program. Rates will vary depending on the Dollar Cost Averaging program elected (see Contract Owner Services).
All of these rates are subject to change on a daily basis; however, once applied to the Fixed Account, the interest rates are guaranteed until the end of the calendar quarter during which the 12-month anniversary of the Fixed Account allocation occurs.
Credited interest rates are annualized rates – the effective yield of interest over a one-year period. Interest is credited to each contract on a daily basis. As a result, the credited interest rate is compounded daily to achieve the stated effective yield.
The guaranteed rate for any purchase payment will be effective for not less than 12 months. Nationwide guarantees that the rate will not be less than the minimum interest rate required by applicable state law. Any interest in excess of the minimum interest rate required by applicable state law will be credited to Fixed Account allocations at Nationwide’s sole discretion.
Nationwide guarantees that the value of Fixed Account allocations will not be less than the amount of the purchase payments allocated to the Fixed Account, plus interest credited as described above, less any withdrawals and any applicable charges including CDSC.
Fixed Account Interest Rate Guarantee Period
The Fixed Account interest rate guarantee period is the period of time that the Fixed Account interest rate is guaranteed to remain the same. During a Fixed Account interest rate guarantee period, transfers cannot be made from the Fixed Account, and amounts transferred to the Fixed Account must remain on deposit.
For new purchase payments allocated to the Fixed Account and transfers to the Fixed Account, the Fixed Account interest rate guarantee period begins on the date of deposit or transfer and ends on the one-year anniversary of the deposit or transfer. The guaranteed interest rate period may last for up to three months beyond the one-year anniversary because guaranteed terms end on the last day of a calendar quarter.
Guaranteed Term Options
Guaranteed Term Options or GTOs are separate investment options under the contract. The minimum amount that may be allocated to a GTO is $1,000. Allocations to a Guaranteed Term Option are held in a separate account, established by Nationwide pursuant to Ohio law, to aid in the reserving and accounting for Guaranteed Term Option obligations. The separate account’s assets are held separately from Nationwide’s other assets and are not chargeable with liabilities incurred in any other business of Nationwide. However, Nationwide’s General Account assets are available for the purpose of meeting the guarantees of any Guaranteed Term Option, subject to Nationwide’s claims-paying ability. A Guaranteed Term Option prospectus should be read along with this prospectus. Guaranteed Term Options may not be available in every state.
Guaranteed Term Options provide a guaranteed rate of interest over four different maturity durations: three (3), five (5), seven (7) or ten (10) years. Note: The guaranteed term may last for up to three months beyond the 3, 5, 7, or 10-year period since every guaranteed term will end on the final day of a calendar quarter.
For the duration selected, Nationwide will declare a guaranteed interest rate. The guaranteed interest rate will be credited to amounts allocated to the Guaranteed Term Option unless the Contract Owner takes a withdrawal from their GTO allocation before the maturity date. If a withdrawal is taken before the maturity date, the withdrawal will be subject to a market value adjustment. A market value adjustment can increase or decrease the amount withdrawn depending on fluctuations in constant maturity treasury rates. No market value adjustment will be applied if Guaranteed Term Option allocations are held to maturity.
Because a market value adjustment can affect the value of a withdrawal, its effects should be carefully considered before surrendering or transferring from Guaranteed Term Options. The prospectus for the Guaranteed Term Options contains additional information and can be obtained free of charge by contacting the Service Center.
17

Guaranteed Term Options are available only during the accumulation phase of a contract. They are not available after the Annuitization Date. In addition, Guaranteed Term Options are not available for use with Asset Rebalancing, Dollar Cost Averaging programs, or Systematic Withdrawals.
Contacting the Service Center
All inquiries, paperwork, information requests, service requests, and transaction requests should be made to the Service Center:
•	by telephone at 1-800-NEA-VALU (1-800-632-8258) (TDD 1-800-238-3035)
•	by fax at 1-785-368-1772
•	by mail to NEA Retirement Program, One SW Security Benefit Place, Topeka, Kansas 66636-0001
•	by courier or overnight mail to NEA Retirement Program, Mail Zone 500, One Security Benefit Place, Topeka, KS 66636-0001
•	by Internet at https://www.nearetirementprogram.com/
Nationwide reserves the right to restrict or remove the ability to submit service requests via Internet, phone, or fax upon written notice.
Not all methods of communication are available for all types of requests. To determine which methods are permitted for a particular request, refer to the specific transaction provision in this prospectus or call the Service Center. Requests submitted by means other than described in this prospectus could be returned or delayed.
Service and transaction requests will generally be processed on the Valuation Date they are received at the Service Center as long as the request is in good order, see Operation of the Contract. Good order generally means that all necessary information to process the request is complete and in a form acceptable to Nationwide. If a request is not in good order, Nationwide will take reasonable actions to obtain the information necessary to process the request. Requests that are not in good order may be delayed or returned. Nationwide reserves the right to process any purchase payment or withdrawal request sent to a location other than the Service Center on the Valuation Date it is received at the Service Center. On any day the post office is closed, Nationwide is unable to retrieve service and transaction requests that are submitted by mail. This will result in a delay of the delivery of those requests to the Service Center.
Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may record telephone requests. Telephone and computer systems may not always be available. Any telephone system or computer can experience outages or slowdowns for a variety of reasons. The outages or slowdowns could prevent or delay processing. Although Nationwide has taken precautions to support heavy use, it is still possible to incur an outage or delay. To avoid technical difficulties, submit transaction requests by mail.
Charges and Deductions
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.10% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Contract Maintenance Charge
A $15 Contract Maintenance Charge is assessed on each Contract Anniversary and upon full surrender of the contract.
This charge reimburses Nationwide for administrative expenses involved in issuing and maintaining the contract. If on any Contract Anniversary (or on the date of a full surrender) the Contract Value is $25,000 or more, Nationwide will waive the Contract Maintenance Charge from that point forward.
The deduction of the Contract Maintenance Charge will be taken proportionally from each Sub-Account, the Fixed Account, and the GTOs based on the value in each option as compared to the total Contract Value.
18

Nationwide will not reduce or eliminate the Contract Maintenance Charge where it would be discriminatory or unlawful.
Contingent Deferred Sales Charge
No sales charge deduction is made from purchase payments upon deposit into the contract. However, if any part of the contract is withdrawn, Nationwide may deduct a CDSC. The CDSC will not exceed 7% of purchase payments withdrawn.
The CDSC is calculated by multiplying the applicable CDSC percentage (noted in the following table) by the amount of purchase payments withdrawn. For purposes of calculating the CDSC, withdrawals are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. CDSC provisions vary by state. Refer to the contract for state specific information.
The CDSC applies as follows:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7+
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%
Earnings are not subject to the CDSC, but may not be distributed prior to the distribution of all purchase payments. (For tax purposes, a withdrawal is usually treated as a withdrawal of earnings first.)
The CDSC is used to cover sales expenses, including commissions, production of sales material, and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide’s general assets, which may indirectly include portions of the Variable Account charges, since Nationwide may generate a profit from these charges.
All or a portion of any withdrawal may be subject to federal income taxes. Contract Owners taking withdrawals before age 59½ may be subject to a 10% penalty tax.
Waiver of Contingent Deferred Sales Charge
The maximum amount that can be withdrawn annually without a CDSC is the greater of:
(1)	10% of purchase payments that are still subject to CDSC (which is equal to the total purchase payments subject to CDSC minus purchase payments previously withdrawn that were subject to CDSC) (15% of purchase payments that are still subject to the CDSC if the Contract Owner elected the Additional Withdrawal Without Charge and Disability Waiver); or
(2)	any amount withdrawn to meet minimum distribution requirements for this contract under the Internal Revenue Code.
This CDSC-free withdrawal privilege is non-cumulative. Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year.
Note: CDSC-free withdrawals do not count as "purchase payments previously withdrawn that were subject to CDSC" and, therefore, do not reduce the amount used to calculate subsequent CDSC-free withdrawal amounts.
In addition, no CDSC will be deducted:
(1)	upon the annuitization of contracts which have been in force for at least two years;
(2)	upon payment of a death benefit;
(3)	from any values which have been held under a contract for at least seven years (five years if the Five-Year CDSC Option is elected); or
(4)	if an optional death benefit is elected and the conditions described in the Long-Term Care/Nursing Home and Terminal Illness Waiver section are met.
No CDSC applies to transfers between or among the various investment options in the contract.
A contract held by a Charitable Remainder Trust (within the meaning of Internal Revenue Code Section 664) may withdraw the greater of (i) the amount available under the CDSC-free withdrawal privilege described above, and (ii) the difference between:
(a)	the Contract Value at the close of the day prior to the date of the withdrawal; and
19

(b)	the total purchase payments made to the contract as of the date of the withdrawal (less an adjustment for amounts previously withdrawn).
The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.
Long-Term Care/Nursing Home and Terminal Illness Waiver
The death benefit options (but not the standard death benefit) include a Long-Term Care/Nursing Home and Terminal Illness Waiver. This benefit may not be available in every state.
Under this provision, no CDSC will be charged if:
(1)	the third Contract Anniversary has passed and the Contract Owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date; or
(2)	the Contract Owner has been diagnosed by a physician at any time after contract issuance to have a terminal illness and Nationwide receives and records a letter from that physician indicating such diagnosis.
Written notice and proof of terminal illness or confinement for 90 days in a hospital or long-term care facility must be received in a form satisfactory to Nationwide and recorded at the Service Center prior to waiver of the CDSC.
In the case of joint ownership, the waivers will apply if either joint owner meets the qualifications listed above.
For those contracts that have a non-natural person as Contract Owner as an agent for a natural person, the Annuitant may exercise the right of the Contract Owner for purposes described in this provision. If the non-natural Contract Owner does not own the contract as an agent for a natural person (e.g., the Contract Owner is a corporation or a trust for the benefit of an entity), the Annuitant may not exercise the rights described in this provision.
Note: The benefit associated with this feature is the waiver of CDSC under certain circumstances. This feature is not intended to provide or imply that the contract provides long-term care or nursing home insurance coverage.
Premium Taxes
Certain states or other governmental entities charge premium tax on purchase payments. Nationwide will charge against the Contract Value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 3.5% and vary from state to state. The range is subject to change. Nationwide will assess premium taxes to the contract at the time Nationwide is assessed the premium taxes by the state. Premium taxes may be deducted from death benefit proceeds.
Loan Processing Fee and Loan Interest Charge
Nationwide charges a Loan Processing Fee at the time each new loan is processed. The Loan Processing Fee will not exceed $25 per loan processed. This fee compensates Nationwide for expenses related to administering and processing loans. Some states may not allow Nationwide to assess a Loan Processing Fee. The fee is taken from all of the investment options in proportion to the Contract Value at the time the loan is processed.
Nationwide also assesses a loan interest charge, assessed as a reduction to the credited interest rate. The loan interest rate is determined, based on market conditions, at the time of loan application or issuance. The loan balance in the collateral Fixed Account is credited with interest at 2.25% less than the loan interest rate. Thus, the net loan interest charge is an annual rate of 2.25%, which is applied against the outstanding loan balance. The Annual Loan Interest Charge will not exceed 2.25%.
For more detailed information about loans, see Loan Privilege.
Five Year CDSC Option
For an additional charge equal to an annualized rate of 0.15% of the Daily Net Assets, an applicant can elect the Five-Year CDSC Option, which reduces the standard CDSC schedule to a five-year CDSC schedule. The charge will be assessed until annuitization. For more detailed information about this option, see Benefits Under the Contract. Nationwide may realize a profit from this charge.
20

Additional Withdrawal Without Charge and Disability Waiver
Each contract has a standard 10% CDSC-free withdrawal privilege each year. For an additional charge at an annualized rate of 0.10% of the Daily Net Assets, the Contract Owner can, each year, withdraw an additional 5% of total purchase payments without incurring a CDSC. This option also contains a disability waiver whereby Nationwide will waive CDSC if a Contract Owner (or Annuitant if the contract is owned by a non-natural owner) is disabled after the contract is issued but before reaching age 65. The charge will be assessed until annuitization. For more detailed information about this option, see Benefits Under the Contract. Nationwide may realize a profit from this charge.
10 Year and Disability Waiver
For an additional charge at an annualized rate of 0.05% of the Daily Net Assets, an applicant for a Tax Sheltered Annuity can elect the 10 Year and Disability Waiver. Under this option, Nationwide will waive CDSC if the Contract Owner has been the owner of the contract for at least 10 years, and the Contract Owner has made regular payroll deferrals during the entire Contract Year for at least five of those 10 years. This option also contains a disability waiver whereby Nationwide will waive CDSC if the Contract Owner is disabled after the contract is issued but before reaching age 65. The charge will be assessed until annuitization. For more detailed information about this option, see Benefits Under the Contract. Nationwide may realize a profit from this charge.
Hardship Waiver
For an additional charge at an annualized rate of 0.15% of the Daily Net Assets, an applicant for a Tax Sheltered Annuity can purchase the Hardship Waiver. Under this option, Nationwide will waive CDSC if the Contract Owner experiences a hardship (as defined for purposes of Internal Revenue Code Section 401(k)). The charge will be assessed until annuitization. For more detailed information about this option, see Benefits Under the Contract. Nationwide may realize a profit from this charge.
One-Year Step Up Death Benefit Option
For an additional charge at an annualized rate of 0.05% of the Daily Net Assets, an applicant can elect the One-Year Step Up Death Benefit Option. The One-Year Step Up Death Benefit Option is generally described as the greatest of Contract Value, net purchase payments, and highest Contract Value on any Contract Anniversary before Annuitant’s 86th birthday, and includes the Long-Term Care/Nursing Home and Terminal Illness Waiver. The charge will be assessed until annuitization. For more detailed information about this option, see Benefits Under the Contract. Nationwide may realize a profit from this charge.
5% Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.10% of the Daily Net Assets, an applicant can elect 5% Enhanced Death Benefit Option. The 5% Enhanced Death Benefit Option is only available until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. The 5% Enhanced Death Option is generally described as the greater of Contract Value and the interest anniversary value (purchase payments, accumulated at the Interest Anniversary Rate until the last Contract Anniversary prior to the Annuitant's 86th birthday), and includes the Long-Term Care/Nursing Home and Terminal Illness Waiver. The charge will be assessed until annuitization. For more detailed information about this option, see Benefits Under the Contract. Nationwide may realize a profit from this charge.
Underlying Mutual Fund Charges
In addition to the charges indicated above, the underlying mutual funds in which the Sub-Accounts invest have their own fees and charges which are paid out of the assets of the underlying mutual fund. More information about the fees and charges of the underlying mutual funds can be found in the prospectus for each underlying mutual fund which can be obtained free of charge by contacting Nationwide’s Service Center.
21

The Contract in General
Types of Contracts Issued
The contracts may be issued as either individual or group contracts. In those states where contracts are issued as group contracts, references throughout this prospectus to "contract(s)" will also mean "certificate(s)" and "Contract Owner" will mean "participant" unless the plan permits or requires the Contract Owner to exercise contract rights under the terms of the plan.
The contracts can be categorized as:
•	Charitable Remainder Trusts
•	Individual Retirement Annuities ("IRAs")
•	Investment-Only Contracts (Qualified Plans)
•	Non-Qualified Contracts
•	Roth IRAs
•	Simplified Employee Pension IRAs ("SEP IRAs")
•	Simple IRAs
•	Tax Sheltered Annuities
Nationwide no longer issues the contract as a Tax Sheltered Annuity, except to participants in ERISA and ORP plans that have purchased a Nationwide individual annuity contract before September 25, 2007.
For more detailed information about the differences in contract types, see Appendix B: Contract Types and Tax Information.
Prospective purchasers may apply to purchase a contract through broker dealers that have entered into a selling agreement with Nationwide Investment Services Corporation.
The contracts described in this prospectus are no longer available for purchase.
Minimum Initial and Subsequent Purchase Payments
All purchase payments must be paid in the currency of the United States of America. For contracts issued as Charitable Remainder Trusts and Tax Sheltered Annuities, there is no minimum initial purchase payment. For all other contract types, the minimum initial purchase payment is $1,000. For Tax Sheltered Annuities, the minimum subsequent purchase payment is $25. For all other contract types, there is no minimum subsequent purchase payment.
Some states have different minimum initial and subsequent purchase payment amounts, and subsequent purchase payments may not be permitted in all states. Contact the Service Center for information on initial and subsequent purchase payment requirements in a particular state.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide or its affiliates or subsidiaries on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. Its decision as to whether or not to accept a purchase payment in excess of that amount will be based on one or more factors, including, but not limited to: age, spouse age (if applicable), Annuitant age, state of issue, total purchase payments, optional benefits elected, current market conditions, and current hedging costs. All such decisions will be based on internally established actuarial guidelines and will be applied in a non-discriminatory manner. In the event that Nationwide does not accept a purchase payment under these guidelines, the purchase payment will be immediately returned in its entirety in the same manner as it was received. If Nationwide accepts the purchase payment, it will be applied to the contract immediately and will receive the next calculated Accumulation Unit value.
Nationwide prohibits subsequent purchase payments made after death of the Contract Owner(s) or the Annuitant. If upon notification of death of the Contract Owner(s) or the Annuitant, it is determined that death occurred prior to a subsequent purchase payment being made. Nationwide reserves the right to return the purchase payment.
22

Dollar Limit Restrictions
Certain features of the contract have additional purchase payment and/or Contract Value limitations associated with them:
Guaranteed Term Options. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.
Money Laundering
In order to comply with the USA PATRIOT Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities. If mandated under applicable law, Nationwide may be required to reject a purchase payment and/or block a Contract Owner's account and thereby refuse to process any request for transfers, withdrawals, surrenders, loans, or death benefits until instructions are received from the appropriate regulators. Nationwide may also be required to provide additional information about a Contract Owner or a Contract Owner's account to governmental regulators.
Replacements
If the contract described in this prospectus is replacing another variable annuity, the mortality tables used to determine the amount of annuity payments for this contract may be less favorable than those in the contract being replaced. Additionally, upon replacement, all benefits accrued under the replaced contract are forfeited. The issuance of this contract as a replacement for any investment product may result in the payment of compensation to the financial professional, which could create a conflict of interest.
Contestability
Nationwide will not contest the contract.
Payments to Minors
Nationwide will not pay insurance proceeds directly to minors. Contact a legal advisor for options to facilitate the timely availability of monies intended for a minor’s benefit.
Contract Misuse
The annuity described in this prospectus is intended to provide benefits to a single individual and his/her beneficiaries. It is not intended to be used by institutional investors, in connection with other Nationwide contracts that have the same Annuitant, or in connection with other Nationwide contracts that have different Annuitants, but the same Contract Owner. If Nationwide determines that the risks it intended to assume in issuing the contract have been altered by misusing the contract as described above, Nationwide reserves the right to take any action it deems necessary to reduce or eliminate the altered risk. Nationwide also reserves the right to take any action it deems necessary to reduce or eliminate altered risk resulting from materially false, misleading, incomplete, or otherwise deficient information provided by the Contract Owner.
Nationwide's General Account Obligations
Nationwide is obligated to pay all amounts promised to Contract Owners under the contracts. Any obligations Nationwide has to Contract Owners under the contracts in excess of the Contract Value are paid from the General Account and are subject to Nationwide's creditors and ultimately, its overall claims paying ability.
Contractual Guarantees
These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for any of the contractual insurance benefits and features guaranteed under the contracts. These guarantees are the sole responsibility of Nationwide.
Reservation of Rights
In addition to rights that Nationwide specifically reserves elsewhere in this prospectus, Nationwide reserves the right, subject to any applicable regulatory approvals, to perform any or all of the following:
23

•	close Sub-Accounts to additional purchase payments on existing contracts or close Sub-Accounts for contracts purchased on or after specified dates. Changes of this nature will be made as directed by the underlying mutual funds or because Nationwide determines that the underlying mutual fund is no longer suitable (see Underlying Mutual Fund Service Fee Payments);
•	make changes required by any change in the federal securities laws, including, but not limited to, the Securities Act of 1933, the Securities Exchange Act of 1934, the Investment Company Act of 1940, or any other changes to the Securities and Exchange Commission’s rules and regulations thereunder or interpretation thereof;
•	make any changes necessary to maintain the status of the contracts as annuities under the Internal Revenue Code;
•	make any changes required by federal or state laws with respect to annuity contracts; and
•	suspend or discontinue sale of the contracts. The decision to suspend or discontinue sale of the contracts is made at Nationwide's discretion. Any decision of this nature would not impact current Contract Owners.
Contract Owners will be notified of any resulting changes by way of a supplement to the prospectus.
Following is a discussion of some relevant factors that may be of particular interest to prospective investors.
Distribution, Promotional, and Sales Expenses
Nationwide pays commissions to the firms that sell the contracts. The maximum gross commission that Nationwide will pay on the sale of the contracts is 5.25% of purchase payments. Note: The individual financial professionals typically receive only a portion of this amount; the remainder is retained by the firm. Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.
In addition to or partially in lieu of commission, and to the extent permitted by SEC and FINRA rules and other applicable laws and regulations, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm’s ability and demonstrated willingness to promote and market Nationwide’s products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide’s products, which may include but not be limited to providing conferences or seminars, sales or training programs, advertising and sales campaigns regarding the contracts, and payments to assist a firm in connection with its administrative systems, operations and marketing expenses and/or other events or activities sponsored by the firms.
Nationwide may also host training and/or educational meetings including the cost of travel, accommodations and meals for firms that sell the contracts as well as assist such firms with marketing or advertisement costs.
For more information on the exact compensation arrangement associated with this contract, consult your financial professional.
Underlying Mutual Fund Service Fee Payments
Nationwide’s Relationship with the Underlying Mutual Funds
The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares. The Variable Account aggregates Contract Owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund on each Valuation Date. The Variable Account (not the Contract Owners) is the underlying mutual fund shareholder. When the Variable Account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public. Nationwide incurs these expenses instead.
Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the underlying mutual funds by providing Contract Owners with Sub-Account options that correspond to the underlying mutual funds.
An investment adviser or subadviser of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities. These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the contract.
24

Types of Payments Nationwide Receives
In light of the above, the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the "payments"). The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee. These payments are made for various purposes, including payments for the services provided and expenses incurred by the Nationwide companies in promoting, marketing and administering the contracts and underlying funds. Nationwide may realize a profit on the payments received.
Nationwide or its affiliates receive the following types of payments:
•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;
•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and
•	Payments by an underlying mutual fund’s adviser or subadviser (or its affiliates), from their own revenues. Such payments are not from underlying mutual fund assets. However, the revenues from which such payments are made may be derived from advisory fees, which are deducted from underlying mutual fund assets and are reflected in mutual fund charges.
Furthermore, Nationwide benefits from assets invested in Nationwide’s affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services provided. Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.
Nationwide took into consideration the anticipated mutual fund service fee payments from the underlying mutual funds when it determined the charges imposed under the contracts. Without these mutual fund service fee payments, Nationwide would have imposed higher charges under the contract.
Amount of Payments Nationwide Receives
For the year end December 31, 2021, the underlying mutual fund service fee payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.75% (as a percentage of the average Daily Net Assets invested in the underlying mutual funds) offered through the contract or other variable contracts that Nationwide and its affiliates issue. Payments from investment advisers or subadvisers to participate in educational and/or marketing activities have not been taken into account in this percentage.
Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all. Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).
For contracts owned by an employer sponsored retirement plan subject to ERISA, upon a plan trustee’s request, Nationwide will provide a best estimate of plan-specific, aggregate data regarding the amount of underlying mutual fund service fee payments Nationwide received in connection with the plan’s investments either for the previous calendar year or plan year, if the plan year is not the same as the calendar year.
Identification of Underlying Mutual Funds
Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following: investment objectives, investment process, risk characteristics, investment capabilities, experience and resources, investment consistency, fund expenses, asset class coverage, the alignment of the investment objectives of the underlying mutual fund with Nationwide’s hedging strategy, the strength of the adviser’s or subadviser’s reputation and tenure, brand recognition, and the capability and qualification of each investment firm. Other factors Nationwide may consider during the identification process are: whether the underlying mutual fund’s adviser or subadviser is a Nationwide affiliate; whether the underlying mutual fund or its service providers (e.g. the investment adviser or subadvisers), or its affiliates will make mutual fund service fee payments to Nationwide or its affiliates in connection with certain administrative, marketing, and support services; or whether affiliates of the underlying mutual fund can provide marketing and distribution support for sales of the contracts. For additional information on these arrangements, see above.
25

Nationwide reviews the funds periodically and may remove a fund or limit its availability to new contributions and/or transfers of account value if Nationwide determines that a fund no longer satisfies one or more of the selection criteria, and/or if the fund has not attracted significant allocations from Contract Owners.
Nationwide does not recommend or endorse any particular fund and it does not provide investment advice.
There may be underlying mutual funds with lower fees and expenses, as well as other variable contracts that offer underlying mutual funds with lower fees and expenses. The purchaser should consider all of the fees and charges of the contract in relation to its features and benefits when making a decision to invest. Note: Higher contract and underlying mutual fund fees and expenses have a direct effect on and may lower investment performance.
Treatment of Unclaimed Property
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the Annuity Commencement Date or the date Nationwide becomes informed that a death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, Nationwide is still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be surrendered and placed in a non-interest bearing account. While in the non-interest bearing account, Nationwide will continue to perform due diligence required by state law. Once the state mandated period has expired, Nationwide will escheat the death benefit to the abandoned property division or unclaimed property office of the state in which the beneficiary or the Contract Owner last resided, as shown on Nationwide's books and records, or to Ohio, Nationwide's state of domicile. If a claim is subsequently made, the state is obligated to pay any such amount (without interest) to the designated recipient upon presentation of proper documentation.
To prevent escheatment, it is important to update beneficiary designations - including complete names, complete addresses, phone numbers, and social security numbers - as they change. Such updates should be sent to the Service Center.
Profitability
Nationwide does consider profitability when determining the charges in the contract. In early Contract Years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Nationwide does, however, anticipate earning a profit in later Contract Years. In general, Nationwide’s profit will be greater the higher the investment return and the longer the contract is held.
Benefits Under the Contract
The following tables summarize information about the benefits under the contract. The Standard Benefits table indicates the benefits that are available under the contract and for which there is no additional charge. The Optional Benefits table indicates the benefits that are (or were) available under the contract that are optional - they must be affirmatively elected by the applicant and may have an additional charge.
Standard Benefits Table
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Standard Death Benefit	Death benefit upon death of Annuitant prior to Annuitization	None	• Certain ownership changes and assignments could reduce the death benefit • Nationwide may limit purchase payments to $1,000,000
Asset Rebalancing (see Contract Owner Services)	Automatic reallocation of assets on a predetermined percentage basis	None	• Assets in the Fixed Account and GTOs are excluded from the program
26

Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Dollar Cost Averaging (see Contract Owner Services)	Long-term transfer program involving automatic transfer of assets	None	• Transfers are only permitted from the Fixed Account and a limited number of Sub-Accounts
• Transfers may not be directed to the Fixed Account or GTOs
• Transfers from the Fixed Account must be equal to or less than 1/30th of the Fixed Account value at the time the program is requested
Enhanced Fixed Account Dollar Cost Averaging (see Contract Owner Services)	Long-term transfer program involving automatic transfer of Fixed Account allocations with higher interest crediting rate	None	• Transfers are only permitted from the Fixed Account • Only new purchase payments to the contract are eligible for the program • Transfers may not be directed to the Fixed Account or GTOs
Systematic Withdrawals (see Contract Owner Services)	Automatic withdrawals of Contract Value on a periodic basis	None	• Withdrawals must be at least $100 each
Optional Benefits Table
Name of Benefit	Purpose	Maximum Fee	Current Fee	Brief Description of Restrictions/Limitations
Loans(see Loan Privilege)	Loan from Contract Value	$25 Loan Processing Fee and 2.25% compound interest on outstanding loan balance	$25 Loan Processing Fee and 2.25% compound interest on outstanding loan balance	• Only available to owners of Tax Sheltered Annuities
• Subject to terms of the Tax Sheltered Annuity plan
• Minimum and maximum loan amounts apply
• Loans must be repaid within a specified period
• Loan payments must be made at least quarterly
Five Year CDSC Option	Reduction of standard CDSC schedule	0.15% (Daily Net Assets)	0.15% (Daily Net Assets)	• Must be elected at application • Election is irrevocable
Additional Withdrawal Without Charge and Disability Waiver	CDSC waiver and increased CDSC-free withdrawal privilege	0.10% (Daily Net Assets)	0.10% (Daily Net Assets)	• Must be elected at application • Election is irrevocable • CDSC waiver is subject to conditions • If waiver becomes effective due to disability, no additional purchase payments are permitted
10 Year and Disability Waiver	CDSC waiver	0.05% (Daily Net Assets)	0.05% (Daily Net Assets)	• Only available to owners of a Tax Sheltered Annuity
• Must be elected at application
• Election is irrevocable
• CDSC waiver is subject to conditions
• If waiver becomes effective due to disability, no additional purchase payments are permitted
Hardship Waiver	CDSC waiver	0.15% (Daily Net Assets)	0.15% (Daily Net Assets)	• Only available to owners of a Tax Sheltered Annuity
• Must be elected at application
• Election is irrevocable
• CDSC waiver is subject to conditions
• If waiver becomes effective, no additional purchase payments are permitted
27

Name of Benefit	Purpose	Maximum Fee	Current Fee	Brief Description of Restrictions/Limitations
One-Year Step Up Death Benefit Option	Enhanced death benefit	0.05% (Daily Net Assets)	0.05% (Daily Net Assets)	• May not be elected if another death benefit option is elected. • Must be elected at application • Election is irrevocable • Nationwide may limit purchase payments to $1,000,000
5% Enhanced Death Benefit Option	Enhanced death benefit	0.10% (Daily Net Assets)	0.10% (Daily Net Assets)	• May not be elected if another death benefit option is elected. • Must be elected at application • Election is irrevocable • Nationwide may limit purchase payments to $1,000,000
Standard Death Benefit (Five-Year Reset Death Benefit)
If the Annuitant dies before the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the Contract Value as of the most recent five-year Contract Anniversary before the Annuitant’s 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that five-year Contract Anniversary.
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Example:
For an example of how the Standard Death Benefit (Five-Year Reset Death Benefit) is calculated, see Appendix C: Standard Death Benefit (Five-Year Reset Death Benefit) Example.
Five-Year CDSC Option
Applicants can elect the Five-Year CDSC Option, which reduces the standard seven-year CDSC Schedule to a five-year CDSC schedule. The Five-Year CDSC Option must be elected at the time of application, and the option is irrevocable. In exchange, Nationwide assesses a charge at an annualized rate of 0.15% of the Daily Net Assets. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization.
The CDSC schedule applicable if the Five Year CDSC Option is elected is:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5+
CDSC Percentage	7%	7%	6%	4%	2%	0%
Under this option, CDSC will not exceed 7% of purchase payments surrendered.
Nationwide may realize a profit from the charge assessed for this option.
Example:
Mr. B elected the Five Year CDSC Option at the time of application. Mr. B elects to take a partial withdrawal in the fourth year of his contract. Instead of applying the standard CDSC schedule, Nationwide will apply the Five Year CDSC schedule, which results in a CDSC percentage of 2% (3 completed Contract Years).
28

Additional Withdrawal without Charge and Disability Waiver
Each contract has a standard 10% CDSC-free withdrawal privilege each year. For an additional charge at an annualized rate of 0.10% of the Daily Net Assets, the Contract Owner can, each year, withdraw an additional 5% of total purchase payments without incurring a CDSC. This would allow the Contract Owner to withdraw a total of 15% of the total of all purchase payments each year free of CDSC. Like the standard 10% CDSC-free privilege, this additional withdrawal benefit is non-cumulative.
This option also contains a disability waiver. Nationwide will waive CDSC if a Contract Owner (or Annuitant if the contract is owned by a non-natural owner) is disabled after the contract is issued but before reaching age 65. If this waiver becomes effective due to disability, no additional purchase payments may be made to the contract.
Example:
Mr. J elected the Additional Withdrawal Without Charge and Disability Waiver at the time of application and he now wants to take a withdrawal from his contract. If Mr. J’s withdrawal is subject to a CDSC and he hasn’t yet used his CDSC-free withdrawal privilege for that year, Mr. J would be entitled to a 15% CDSC-free withdrawal, as opposed to the 10% CDSC-free withdrawal that is applicable on standard contracts.
This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option.
10 Year and Disability Waiver
For an additional charge at an annualized rate of 0.05% of the Daily Net Assets, an applicant for a Tax Sheltered Annuity can elect the 10 Year and Disability Waiver. Under this option, Nationwide will waive CDSC if two conditions are met:
(1)	the Contract Owner has been the owner of the contract for at least 10 years; and
(2)	the Contract Owner has made regular payroll deferrals during the entire Contract Year for at least five of those 10 years.
This option also contains a disability waiver. Nationwide will waive CDSC if the Contract Owner is disabled after the contract is issued but before reaching age 65. If this waiver becomes effective due to disability, no additional purchase payments may be made to the contract.
Example:
Ms. Q elected the 10 Year and Disability Waiver at the time of application and is in her 11th year of owning the contract. During that time, she made regular monthly payroll deposits into the contract. Nationwide will waive any applicable CDSC on withdrawals from Ms. Q’s contract.
This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option.
Hardship Waiver
For an additional charge at an annualized rate of 0.15% of the Daily Net Assets, an applicant for a Tax Sheltered Annuity can purchase the Hardship Waiver. Under this option, Nationwide will waive CDSC if the Contract Owner experiences a hardship (as defined for purposes of Internal Revenue Code Section 401(k)). The Contract Owner may be required to provide proof of hardship.
29

If this waiver becomes effective, no additional purchase payments may be made to the contract.
Example:
Ms. H elected the Hardship Waiver at the time of application and she would like to take a hardship withdrawal from her contract. Nationwide will waive any applicable CDSC on the hardship withdrawal, provided any request proof of hardship is provided and accepted by Nationwide.
This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option.
One-Year Step Up Death Benefit Option
For an additional charge at an annualized rate of 0.05% of the Daily Net Assets, an applicant can elect the One-Year Step-Up Death Benefit Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Example:
For an example of how the One-Year Step-Up Death Benefit Option is calculated, see Appendix D: One-Year Step Up Death Benefit Option Example.
The One-Year Step-Up Death Benefit Option also includes a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met.
5% Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.10% of the Daily Net Assets, an applicant can elect the 5% Enhanced Death Benefit Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value; or
(2)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments minus amounts withdrawn, accumulated at 5% simple interest until the last Contract Anniversary prior to the Annuitant’s 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts withdrawn. The adjustment for amounts subsequently surrendered after the most recent Contract Anniversary will reduce the 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
30

Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Example:
For an example of how the 5% Enhanced Death Benefit Option is calculated, see Appendix E: 5% Enhanced Death Benefit Option Example
The 5% Enhanced Death Benefit Option also includes the Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met.
Ownership and Interests in the Contract
Contract Owner
Prior to the Annuitization Date, the Contract Owner has all rights under the contract, unless a joint owner is named. If a joint owner is named, each joint owner has all rights under the contract. Purchasers who name someone other than themselves as the Contract Owner will have no rights under the contract.
On the Annuitization Date, the Contract Owner cedes all ownership rights to the Annuitant and the Annuitant becomes the Contract Owner, unless the Contract Owner is a Charitable Remainder Trust. If the Contract Owner is a Charitable Remainder Trust, the Charitable Remainder Trust continues to be the Contract Owner after annuitization.
Joint Owner
Prior to the Annuitization Date, joint owners each own an undivided interest in the contract.
Non-Qualified Contract Owners can name a joint owner at any time before annuitization. However, joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners. Joint ownership is not permitted on contracts owned by a non-natural Contract Owner.
Generally, the exercise of any ownership rights under the contract must be in writing and signed by both joint owners. However, if a written election, signed by both Contract Owners, authorizing Nationwide to allow the exercise of ownership rights independently by either joint owner is submitted, Nationwide will permit joint owners to act independently. If such an authorization is submitted, Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.
If either joint owner dies before the Annuitization Date, the contract continues with the surviving joint owner as the remaining Contract Owner.
On the Annuitization Date, both joint owners cede all ownership rights to the Annuitant and the Annuitant becomes the Contract Owner.
Contingent Owner
Prior to the Annuitization Date, the contingent owner succeeds to the rights of a Contract Owner if a Contract Owner who is not the Annuitant dies before the Annuitization Date and there is no surviving joint owner.
If a Contract Owner who is the Annuitant dies before the Annuitization Date, the contingent owner will not have any rights under the contract, unless such contingent owner is also the beneficiary.
The Contract Owner may name a contingent owner at any time before the Annuitization Date.
After the Annuitization Date, the contingent owner will not have any interest in the contract.
Annuitant
Prior to the Annuitization Date, the Annuitant has no interest in the contract, but must be named in the application. Only Non-Qualified Contract Owners may name someone other than himself/herself as the Annuitant. This Annuitant must be age 85 or younger at the time of the contract issuance, unless Nationwide approves a request for an Annuitant of greater age.
31

On the Annuitization Date, the Annuitant becomes the new owner and has all ownership rights in the contract. The Annuitant is the person who receives annuity payments and the person upon whose continuation of life any annuity payment involving life contingencies depends.
Contingent Annuitant
Prior to the Annuitization Date, if the Annuitant dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant and all provisions of the contract that are based on the Annuitants death prior to the Annuitization Date will be based on the death of the Contingent Annuitant. Only Non-Qualified Contract Owners may name a Contingent Annuitant. The Contingent Annuitant need not be named at the time of application. Regardless of when the Contingent Annuitant is added he/she must be (or must have been) age 85 or younger at the time of contract issuance, unless Nationwide approves a request for a Contingent Annuitant of greater age.
Joint Annuitant
Prior to the Annuitization Date, there is no joint annuitant.
On the Annuitization Date, if applicable, a joint annuitant is named. The joint annuitant is designated as a second person (in addition to the Annuitant) upon whose continuation of life any annuity payment involving life contingencies depends.
Beneficiary and Contingent Beneficiary
Prior to the Annuitization Date, the beneficiary is the person who is entitled to the death benefit if the Annuitant (and Contingent Annuitant, if applicable) dies before the Annuitization Date and there is no joint owner and/or Contingent Annuitant. The Contract Owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.
A contingent beneficiary will succeed to the rights of the beneficiary if no beneficiary is alive when a death benefit is paid. The Contract Owner can name more than one contingent beneficiary. Multiple contingent beneficiaries will share the death benefit equally, unless otherwise specified.
After the Annuitization Date, the beneficiaries and contingent beneficiaries have no interest in the contract.
Changes to the Parties to the Contract
Prior to the Annuitization Date (and subject to any existing assignments), the Contract Owner may request to change the following:
•	Contract Owner (Non-Qualified Contracts only);
•	joint owner (must be the Contract Owner's spouse);
•	contingent owner;
•	Annuitant (subject to Nationwide’s underwriting and approval);
•	Contingent Annuitant (subject to Nationwide's underwriting and approval);
•	beneficiary; or
•	contingent beneficiary.
The Contract Owner must submit the request to Nationwide in writing and Nationwide must receive the request at the Service Center before the Annuitization Date. Once Nationwide receives and records the change request, the change will be effective as of the date the written request was signed (unless otherwise specified by the Contract Owner), whether or not the Contract Owner or Annuitant is living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded. Nationwide reserves the right to reject any change request that would alter the nature of the risk that Nationwide assumed when it originally issued the contract.
If the Contract Owner is not a natural person and there is a change of the Annuitant, distributions will be made as if the Contract Owner died at the time of the change, regardless of whether the Contract Owner named a Contingent Annuitant.
32

Any request to change the Contract Owner must be signed by the existing Contract Owner and the person designated as the new Contract Owner. Nationwide may require a signature guarantee. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes. Changes in ownership and contract assignments could have a negative impact on certain benefits under the contract, including the death benefit.
Assignment
Contracts other than Non-Qualified Contracts may not be assigned, pledged or otherwise transferred except where allowed by law.
A Non-Qualified Contract Owner may assign some or all rights under the contract while the Annuitant is alive, subject to Nationwide’s consent. Nationwide is not responsible for the validity or tax consequences of any assignment and Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the Contract Owner and the assignee regarding the proper allocation of contract rights.
Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.
Assignment of the entire Contract Value may cause the portion of the Contract Value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.
Beneficially Owned Contracts
A beneficially owned contract is a contract that is inherited by a beneficiary and the beneficiary holds the contract as a beneficiary (as opposed to treating the contract as his/her own) to facilitate the distribution of a death benefit or contract value in accordance with the applicable federal tax laws (see Appendix B: Contract Types and Tax Information). An owner of a beneficially owned contract is referred to as a "beneficial owner."
Not all options and features described in this prospectus are available to beneficially owned contracts:
•	No changes to the parties will be permitted on any beneficially owned contract, except that a beneficial owner may request changes to their successor beneficiary(ies).
•	There is no death benefit payable on a continued beneficially owned contract. After the death of the beneficial owner, any remaining death benefit or contract value to be distributed will be payable to a successor beneficiary in accordance with applicable federal tax laws.
A beneficiary who is the surviving spouse of a contract owner has the option under the tax laws to continue the contract as the sole contract owner and treat the contract as the spouse’s own. If a spouse continues the contract as the sole contract owner, the spouse will not be treated as a beneficial owner and this section will not apply.
Operation of the Contract
Pricing
Generally, Nationwide prices Accumulation Units on each day that the New York Stock Exchange is open. (Pricing is the calculation of a new Accumulation Unit value that reflects that day's investment experience.)
Accumulation Units are not priced when the New York Stock Exchange is closed or on the following nationally recognized holidays (or on the dates that such holidays are observed by the New York Stock Exchange):
•	New Year's Day
•	Martin Luther King, Jr. Day
•	Presidents' Day
•	Good Friday
•	Memorial Day
•	Juneteenth National Independence Day
•	Independence Day
•	Labor Day
•	Thanksgiving
•	Christmas
Nationwide also will not price purchase payments, withdrawals, or transfers if:
33

(1)	trading on the New York Stock Exchange is restricted;
(2)	an emergency exists making disposal or valuation of securities held in the Variable Account impracticable; or
(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.
Rules and regulations of the SEC will govern as to when the conditions described in (1) and (2) exist. If Nationwide is closed on days when the New York Stock Exchange is open, Contract Value may change and Contract Owners will not have access to their accounts.
Application and Allocation of Purchase Payments
Initial Purchase Payments
Initial purchase payments will be priced at the Accumulation Unit value next determined no later than two business days after receipt of an order to purchase if the application and all necessary information are complete and are received at the Service Center before the close of regular trading on the New York Stock Exchange, which generally occurs at 4:00 p.m. EST. If the order is received after the close of regular trading on the New York Stock Exchange, the initial purchase payment will be priced within two business days after the next Valuation Date.
If an incomplete application is not completed within five business days after receipt at the Service Center, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically consents to allow Nationwide to hold the purchase payment until the application is completed.
Generally, initial purchase payments are allocated according to Contract Owner instructions on the application. However, in some states, Nationwide will allocate initial purchase payments to the money market Sub-Account during the free look period. After the free look period, Nationwide will reallocate the Contract Value among the investment options based on the instructions contained on the application. In other states, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application. Contact the Service Center or refer to your contract for state specific information on the allocation of initial purchase payments.
Subsequent Purchase Payments
Any subsequent purchase payment received at the Service Center (along with all necessary information) before the close of regular trading on the New York Stock Exchange on any Valuation Date will be priced at the Accumulation Unit value next determined after receipt of the purchase payment. If a subsequent purchase payment is received at the Service Center (along with all necessary information) after the close of regular trading on the New York Stock Exchange, it will be priced at the Accumulation Unit value determined on the following Valuation Date.
Allocation of Purchase Payments
Nationwide allocates purchase payments to the Fixed Account and/or Sub-Accounts as instructed by the Contract Owner. Shares of the underlying mutual funds in which the Sub-Accounts invest are purchased at Net Asset Value, then the Contract Owner receives Accumulation Units in the Sub-Account(s) to which the Contract Owner allocated purchase payments.
Contract Owners can change allocations or make exchanges among the Sub-Accounts after the time of application by submitting a written request to the Service Center. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any Sub-Account. In the event that Nationwide receives such a request, Nationwide will inform the Contract Owner that the allocation instructions are invalid and that the contract's allocations among the Sub-Accounts prior to the request will remain in effect. Certain transactions may be subject to conditions imposed by the underlying mutual funds.
Determining the Contract Value
The Contract Value is the sum of the value of amounts allocated to the Sub-Accounts plus any amount held in the Fixed Account, the GTOs, and the collateral fixed account. If charges are assessed against the whole Contract Value, Nationwide will deduct a proportionate amount from each Sub-Account, the Fixed Account, and the GTOs based on current cash values.
34

Determining Variable Account Value - Valuing an Accumulation Unit
Sub-Account allocations are accounted for in Accumulation Units. Accumulation Unit values (for each Sub-Account) are determined by calculating the Net Investment Factor for the Sub-Accounts for the current Valuation Period and multiplying that result with the Accumulation Unit values determined on the previous Valuation Period. For each Sub-Account, the Net Investment Factor is the investment performance of the underlying mutual fund in which a particular Sub-Account invests, including the charges assessed against that Sub-Account for a Valuation Period.
Nationwide uses the Net Investment Factor as a way to calculate the investment performance of a Sub-Account from Valuation Period to Valuation Period.
The Net Investment Factor for any particular Sub-Account before the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily total Variable Account charges, which may include charges for optional benefits elected by the Contract Owner. The factor is equal to an annualized rate ranging from 1.10% to 1.65% of the Daily Net Assets, depending on which optional benefits the Contract Owner elects.
Based on the change in the Net Investment Factor, the value of an Accumulation Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.
Determining Fixed Account Value
Nationwide determines the value of the Fixed Account by:
(1)	adding all amounts allocated to the Fixed Account, minus amounts previously transferred or withdrawn from the Fixed Account;
(2)	adding any interest earned on the amounts allocated to the Fixed Account; and
(3)	subtracting charges deducted in accordance with the contract.
Determining Guaranteed Term Option Value
Nationwide determines the value of a Guaranteed Term Option by:
(1)	adding all amounts allocated to any Guaranteed Term Option, minus amounts previously transferred or withdrawn from a Guaranteed Term Option (which may be subject to a market value adjustment);
(2)	adding any interest earned on the amounts allocated to a Guaranteed Term Option; and
(3)	subtracting charges deducted in accordance with the contract.
Transfer Requests
Contract Owners may submit transfer requests in writing, over the telephone, or via the Internet to the Service Center. Some benefits or features under the contract may limit the manner in which transfer requests can be submitted, as indicated in the respective provision. Nationwide may restrict or withdraw the telephone and/or Internet transfer privilege at any time.
Generally, Sub-Account transfers will receive the Accumulation Unit value next computed after the transfer request is received at the Service Center. However, if a contract that is limited to submitting transfer requests via U.S. mail submits a transfer request via the Internet or telephone pursuant to Nationwide's one-day delay policy, the transfer will be executed on the next Valuation Date after the exchange request is received at the Service Center (see Transfer Restrictions).
35

Transfers Prior to Annuitization
Transfers from the Fixed Account
A Contract Owner may request to transfer allocations from the Fixed Account to the Sub-Accounts or a GTO only upon reaching the end of a Fixed Account interest rate guarantee period. Fixed Account transfers must be made within 45 days after the end of the interest rate guarantee period.
Normally, Nationwide will permit 100% of the maturing Fixed Account allocations to be transferred. However, Nationwide may limit the amount that can be transferred from the Fixed Account. Nationwide will determine the amount that may be transferred and will declare this amount at the end of the Fixed Account interest rate guarantee period. The maximum transferable amount will never be less than 10% of the Fixed Account allocation reaching the end of a Fixed Account interest rate guarantee period. Any limit on the amount that can be transferred from the Fixed Account will be communicated to impacted Contract Owners at the end of the Fixed Account interest rate guarantee period. Any such limitations will substantially extend the amount of time it takes to transfer the entire Fixed Account allocation to another investment option.
Contract Owners who use Dollar Cost Averaging may transfer from the Fixed Account under the terms of that program.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Transfers to the Fixed Account
Nationwide reserves the right to limit or refuse transfers to the Fixed Account. Generally, Nationwide will invoke this right when interest rates are low by historical standards. Effective April 21, 2014, Nationwide invoked its right to limit transfers into the Fixed Account if the Fixed Account is (or would be after the transfer) equal to or greater than 30% of the Contract Value at the time such transfer is requested.
Nationwide may also establish an annual maximum transfer limit for transfers to the Fixed Account. Except as otherwise indicated, the transfer limit will not be less than 10% of the combined value of amounts allocated to the Sub-Accounts and the GTOs for any 12-month period.
Transfers from a Guaranteed Term Option
Transfers from a Guaranteed Term Option prior to maturity are subject to a market value adjustment.
Transfers from the Sub-Accounts
Except as otherwise indicated in Transfers to the Fixed Account, a Contract Owner may request to transfer allocations from the Sub-Accounts to the Fixed Account or a GTO at any time.
Transfers Among the Sub-Accounts
A Contract Owner may request to transfer allocations among the Sub-Accounts at any time, subject to terms and conditions imposed by this prospectus and the underlying mutual funds.
Transfers After Annuitization
After annuitization, the portion of the Contract Value allocated to fixed annuity payments and the portion of the Contract Value allocated to variable annuity payments may not be changed.
After annuitization, transfers among Sub-Accounts may only be made once per calendar year. See Annuitizing the Contract.
Transfer Restrictions
Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading"). A Contract Owner who intends to use an active trading strategy should consult his/her financial professional and request information on other Nationwide variable annuity contracts that offer investment in underlying mutual funds that are designed specifically to support active trading strategies.
Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among Sub-Accounts may negatively impact other investors in the contract. Short-term trading can result in:
36

•	the dilution of the value of the investors' interests in the underlying mutual fund;
•	underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or
•	increased administrative costs due to frequent purchases and redemptions.
To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide makes no assurances that all risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.
Nationwide cannot guarantee that its attempts to deter active trading strategies will be successful. If Nationwide is unable to deter active trading strategies, the performance of the Sub-Accounts that are actively traded may be adversely impacted.
U.S. Mail Restrictions
Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a contract may appear on these reports if the Contract Owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period. A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (Valuation Period). For example, if a Contract Owner executes multiple transfers involving 10 investment options in one day, this counts as one transfer event. A single transfer occurring on a given trading day and involving only two investment options will also count as one transfer event.
As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted. In general, Nationwide will adhere to the following guidelines:
Trading Behavior	Nationwide's Response
Six or more transfer events within one calendar quarter	Nationwide will mail a letter to the Contract Owner notifying them that:
(1) they have been identified as engaging in harmful trading practices; and
(2) if their transfer events total 11 within two consecutive calendar quarters or 20 within one calendar year, the Contract Owner will be limited to submitting transfer requests via U.S. mail on a Nationwide issued form.

11 transfer events within two consecutive calendar quarters OR 20 transfer events within one calendar year	Nationwide will automatically limit the Contract Owner to submitting transfer requests via U.S. mail on a Nationwide issued form.
For purposes of Nationwide's transfer policy, U.S. mail includes standard U.S. mail, overnight U.S. mail, and overnight delivery via private carrier.
For calendar year restrictions, each January 1, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1. However, for restrictions on transfer events within two consecutive calendar quarters, Nationwide does not start the monitoring anew on January 1. Instead, Nationwide refreshes the transfer event restriction period at the beginning of each calendar quarter considering only transfers that occur in the current calendar quarter and occurred in the immediately preceding calendar quarter.
Contract Owners that are required to submit transfer requests via U.S. mail will be required to use a Nationwide issued form for their transfer request. Nationwide will refuse transfer requests that either do not use the Nationwide issued form for their transfer request or fail to provide accurate and complete information on their transfer request form. In the event that a Contract Owner's transfer request is refused by Nationwide, they will receive notice in writing by U.S. mail and will be required to resubmit their transfer request on a Nationwide issued form.
Managers of Multiple Contracts
Some investment financial professionals manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple Contract Owners. These multi-contract financial professionals will generally be required by Nationwide to submit all transfer requests via U.S. mail.
37

Nationwide may, as an administrative practice, implement a "one-day delay" program for these multi-contract financial professionals, which they can use in addition to or in lieu of submitting transfer requests via U.S. mail. The one-day delay option permits multi-contract financial professionals to continue to submit transfer requests via the Internet or telephone. However, transfer requests submitted by multi-contract financial professionals via the Internet or telephone will not receive the next available Accumulation Unit value. Rather, they will receive the Accumulation Unit value that is calculated on the following Valuation Date. Transfer requests submitted under the one-day delay program are irrevocable. Multi-contract financial professionals will receive advance notice of being subject to the one-day delay program.
Other Restrictions
Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary in order to protect Contract Owners, Annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract Owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.
Any restrictions that Nationwide implements will be applied consistently and uniformly.
Underlying Mutual Fund Restrictions and Prohibitions
Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:
(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Contract Owner;
(2)	request the amounts and dates of any purchase, redemption, transfer, or exchange request ("transaction information"); and
(3)	instruct Nationwide to restrict or prohibit further purchases or exchanges by Contract Owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide's policies).
Nationwide is required to provide such transaction information to the underlying mutual funds upon their request. In addition, Nationwide is required to restrict or prohibit further purchases or requests to exchange into a specific Sub-Account upon instruction from the underlying mutual fund in which that Sub-Account invests. Nationwide and any affected Contract Owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or requests to exchange. If an underlying mutual fund refuses to accept a purchase or request to exchange into the Sub-Account associated with the underlying mutual fund submitted by Nationwide, Nationwide will keep any affected Contract Owner in their current Sub-Account allocation.
Right to Examine and Cancel
If the Contract Owner elects to cancel the contract, he/she may return it to the Service Center within a certain period of time known as the "free look" period. Depending on the state in which the contract was purchased (and, in some states, if the contract is purchased as a replacement for another annuity contract), the free look period may be 10 days or longer. For ease of administration, Nationwide will honor any free look cancellation request that is in good order and received at the Service Center or postmarked within 30 days after the contract issue date. The contract issue date is the date the initial purchase payment is applied to the contract.
Where state law requires the return of purchase payments for free look cancellations, Nationwide will return all purchase payments applied to the contract, less any withdrawals from the contract and any applicable federal and state income tax withholding.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will return the Contract Value as of the date of the cancellation, less any withdrawals from the contract and any applicable federal and state income tax withholding.
Liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation. Any additional amounts refunded to the Contract Owner will be paid by Nationwide.
38

Allocation of Purchase Payments during Free Look Period
Where state law requires the return of purchase payments for free look cancellations, Nationwide will allocate initial purchase payments allocated to Sub-Accounts to the money market Sub-Account during the free look period.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.
Surrender/Withdrawal Prior to Annuitization
Prior to annuitization and before the Annuitant's death, Contract Owners may generally withdraw some or all of their Contract Value. Withdrawals from the contract may be subject to federal income tax and/or a tax penalty (see Appendix B: Contract Types and Tax Information). Withdrawal requests may be submitted in writing or by telephone to the Service Center and Nationwide may require additional information. Requests submitted by telephone may be subject to dollar amount limitations and may be subject to payment and other restrictions to prevent fraud. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms for withdrawals. Nationwide reserves the right to remove the ability to submit requests by telephone upon written notice. Contact the Service Center for current limitations and restrictions. When taking a full surrender, Nationwide may require that the contract accompany the request. Nationwide may require a signature guarantee.
Surrender and withdrawal requests will receive the Accumulation Unit value next determined at the end of the current Valuation Period if the request and all necessary information is received at the Service Center before the close of regular trading on the New York Stock Exchange (generally, 4:00 pm EST). If the request and all necessary information is received after the close of regular trading on the New York Stock Exchange, the request will receive the Accumulation Unit value determined at the end of the next Valuation Day.
Nationwide will pay any amounts withdrawn from the Sub-Accounts within seven days after the request is received in good order at the Service Center (see Determining the Contract Value). However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer, or as permitted or required by federal securities laws and rules and regulations of the SEC.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Partial Withdrawals
If a Contract Owner requests a partial withdrawal, Nationwide will redeem Accumulation Units from the Sub-Accounts and an amount from the Fixed Account and the GTOs. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise.
Partial withdrawals are subject to the CDSC provisions of the contract. If a CDSC is assessed, the Contract Owner may elect to have the CDSC deducted from either:
(a)	the amount requested; or
(b)	the Contract Value remaining after the Contract Owner has received the amount requested.
If the Contract Owner does not make a specific election, any applicable CDSC will be deducted from the amount requested by the Contract Owner.
The CDSC deducted is a percentage of the amount requested by the Contract Owner. Amounts deducted for CDSC are not subject to subsequent CDSC.
Partial Withdrawals to Pay Investment Advisory Fees
Some Contract Owners utilize an investment advisor(s) to manage their assets, for which the investment advisor assesses a fee. Investment advisors are not endorsed or affiliated with Nationwide and Nationwide makes no representation as to their qualifications. The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus. Some Contract Owners authorize their investment advisor to take a partial withdrawal(s) from the contract in order to collect investment advisory fees. Withdrawals taken from this contract to pay advisory or investment management fees are subject to the CDSC provisions of the contract and may be subject to income tax and/or tax penalties.
39

Full Surrenders
Upon full surrender, the Contract Value may be more or less than the total of all purchase payments made to the contract. The Contract Value will reflect:
•	standard contract charges
•	charges for optional benefits elected by the Contract Owner
•	underlying mutual fund charges
•	investment performance of the Sub-Accounts
•	interest credited to Fixed Account allocations
•	amounts credited to GTO allocations
•	any outstanding loan balance plus accrued interest
A CDSC may apply.
Surrender/Withdrawal After Annuitization
After the Annuitization Date, withdrawals other than regularly scheduled annuity payments are not permitted.
Withdrawals Under Certain Plan Types
Withdrawals Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan
Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.
The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:
•	the participant dies;
•	the participant retires;
•	the participant terminates employment due to total disability; or
•	the participant that works in a Texas public institution of higher education terminates employment.
A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment. All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.
Due to these restrictions, a participant under either of these plans will not be able to withdraw Cash Value from the contract unless one of the applicable conditions is met. However, Contract Value may be transferred to other carriers, subject to CDSC.
Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940. Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.
Withdrawals Under a Tax Sheltered Annuity
Contract Owners of a Tax Sheltered Annuity may withdraw part or all of their Contract Value before the earlier of the Annuitization Date or the Annuitant’s death, except as provided below:
(A)	Contract Value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be withdrawn only:
40

(1)	when the Contract Owner reaches age 59½, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)); or
(2)	in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may not include any income earned on salary reduction contributions.
(B)	The withdrawal limitations described previously also apply to:
(1)	salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;
(2)	earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and
(3)	all amounts transferred from Internal Revenue Code Section 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).
Any distribution other than the above, including a free look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Tax Sheltered Annuity.
In order to prevent disqualification of a Tax Sheltered Annuity after a free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the Contract Owner.
These provisions explain Nationwide's understanding of current withdrawal restrictions. These restrictions may change.
Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated previously.
Loan Privilege
The loan privilege is only available to owners of Tax Sheltered Annuities. Loans may be taken from the Contract Value after expiration of the free look period up to the Annuitization Date. Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code. Nationwide may modify the terms of a loan to comply with changes in applicable law. Loans are not available in all states.
Minimum and Maximum Loan Amounts
Contract Owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount. Each loan must individually satisfy the contract minimum amount.
The maximum nontaxable loan amount is based on information provided by the participant or the employer. This amount may be impacted if a participant has additional loans from other plans. The total of all outstanding loans must not exceed the following limits:
	Contract Values	Maximum Outstanding Loan Balance Allowed
Non-ERISA Plans	up to $20,000	up to 80% of Contract Value (not more than $10,000)
	$20,000 and over	up to 50% of Contract Value (not more than $50,000*)
ERISA Plans	All	up to 50% of Contract Value (not more than $50,000*)
*	The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.
For salary reduction Tax Sheltered Annuities, loans may be secured only by the Contract Value.
Maximum Loan Processing Fee
Nationwide charges a Loan Processing Fee at the time each new loan is processed. The Loan Processing Fee will not exceed $25 per loan processed. This fee compensates Nationwide for expenses related to administering and processing loans.
The fee is taken from all of the investment options in proportion to the Contract Value at the time the loan is processed.
41

How Loan Requests are Processed
All loans are made from assets in Nationwide’s General Account. As collateral for the loan, Nationwide holds an amount equal to the loan in a collateral fixed account (which is part of Nationwide’s General Account).
When a loan request is processed, Nationwide transfers Accumulation Units from the Sub-Accounts to the collateral fixed account until the requested amount is reached. The amount deducted from the Sub-Accounts will be in the same proportion as the Sub-Account allocations, unless the Contract Owner has instructed otherwise. If there are not enough Accumulation Units available in the contract to reach the requested loan amount, Nationwide would then transfer Contract Value from the Fixed Account. Contract Value transferred from the Fixed Account to meet the requested loan amount is not subject to the Fixed Account transfer limitations otherwise applicable under the contract.
If the requested loan amount is not reached based on the transfers stated above, any remaining required collateral for the loan will be transferred from the Guaranteed Term Options. Transfers from the Guaranteed Term Options may be subject to a market value adjustment.
No CDSC will be deducted on transfers related to loan processing.
Interest Charged and Credited
Compound interest is charged on the outstanding loan balance consisting of outstanding principal plus accrued interest. The total interest rate is comprised of a collateral interest rate plus a finance interest rate. The total interest rate is disclosed at the time of loan application or loan issuance.
The finance interest rate will be 2.25%. The collateral interest rate will be the total interest rate minus the finance interest rate and will be no less than the guaranteed minimum interest rate stated in the contract.
When a loan is repaid in accordance with the payment schedule provided at the time the loan is issued, collateral interest and finance interest that accrue between scheduled payments are paid off. As payments are made, collateral interest is credited to the collateral fixed account, and finance interest is paid to Nationwide. Finance interest may provide revenue for risk charges and profit.
Accrual of Principal and Interest After Default
Upon default, unpaid principal and collateral interest, and finance interest, will separately accrue and compound at the total interest rate. When the total interest rate is applied to accruing finance interest after default, the entire amount of interest is added to the outstanding finance interest. This will cause the total amount of the outstanding loan balance to grow rapidly over time.
Example:
Ms. T takes a loan from her contract of $50,000. After default, the first time interest is calculated as follows:
1A. The total interest rate (collateral interest rate plus finance interest rate) is applied to the outstanding principal;
6.25% (total interest rate)	x	$50,000 (outstanding principal)	=	$3,125 ($2,000 =collateral interest $1,125 = finance interest)
1B. The amount from 1A representing collateral interest is added to the outstanding principal;
$2,000 (collateral interest)	+	$50,000 (outstanding principal)	=	$52,000 (outstanding principal and collateral interest)
1C. The amount from 1A representing finance interest is held separately, and subsequently accrues interest at the total interest rate on a compound basis and will become the outstanding finance interest; and
$1,125 (outstanding finance interest)
1D. The outstanding principal and collateral interest, and the outstanding finance interest, are added to determine the total outstanding principal and interest.
42

Example:
$52,000 (outstanding principal and collateral interest)	+	$1,125 (outstanding finance interest)	=	$53,125 (total outstanding principal and interest)
Thereafter, when interest is calculated:
2A. The total interest rate (collateral interest rate plus finance interest rate) is applied to the outstanding principal and collateral interest from 1A above;
6.25% (total interest rate)	x	$52,000 (1A outstanding principal and collateral interest)	=	$3,250 ($2,080 = collateral interest $1,170 = finance interest)
2B. The amount from step 2A representing collateral interest is added to the outstanding principal and collateral interest from 1A;
$2,080 (collateral interest)	+	$52,000 (1A outstanding principal and collateral interest)	=	$54,080 (outstanding principal and collateral interest)
2C. The total interest rate is applied to the outstanding finance interest from 1C and added to that outstanding finance interest;
6.25% (total interest rate)	x	$1,125 (outstanding finance interest)	=	$70.31 (finance interest)
$70.31 (finance interest)	+	$1,125 (outstanding finance interest)	=	$1,195.31 (outstanding finance interest)
2D. The amount from step 2A representing finance interest is added to the outstanding finance interest amount in 2C;
$1,170 (finance interest)	+	$1,195.31 (outstanding finance interest)	=	$2,365.31 (outstanding finance interest)
2E. The outstanding principal and collateral interest from 2B, and the outstanding finance interest from 2D are added together to determine the total outstanding principal and interest.
$54,080 (total outstanding principal and collateral interest)	+	$2,365.31 (outstanding finance interest)	=	$56,445.31 (total outstanding principal and interest)
This method of interest calculation and accrual is applied to the total outstanding principal and collateral interest, and finance interest balances until the entire loan balance is paid. Under this method of interest calculation, after 15 years of default, a $50,000 loan on which no payments were made will accrue as follows:
Outstanding Principal				$50,000
Outstanding Collateral Interest				$40,047
Outstanding Finance Interest				$34,091
Total Outstanding Principal and Interest				$124,138
Loan Repayment
Loans must be repaid in five years. However, if the loan is used to purchase the Contract Owner’s principal residence, the Contract Owner has 15 years to repay the loan.
Contract Owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan balance. Payments must be substantially level and made at least quarterly. Over time, unpaid loan interest charges can cause the total amount of the outstanding loan balance to be significant, so it is advantageous to make a loan repayment at least quarterly. The Contract Owner should contact the Service Center to obtain loan pay-off amounts.
43

When the Contract Owner makes a loan repayment, the amount in the collateral fixed account will be reduced by the amount of the payment that represents loan principal. Additionally, the amount of the payment that represents loan principal and credited interest will be applied to the Sub-Accounts and the Fixed Account in accordance with the allocation instructions in effect at the time the payment is received, unless the Contract Owner directs otherwise.
Loan repayments to the Guaranteed Term Options must be at least $1,000. If the proportional share of the repayment to the Guaranteed Term Option is less than $1,000, that portion of the repayment will be allocated to the money market Sub-Account unless the Contract Owner directs otherwise.
Distributions and Annuity Payments
Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:
•	the contract is surrendered;
•	the Contract Owner/Annuitant dies;
•	the Contract Owner who is not the Annuitant dies prior to annuitization; or
•	annuity payments begin.
Transferring the Contract
Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.
Grace Period and Loan Default
If a loan payment is not made when due, interest will continue to accrue. A grace period may be available (refer to the terms of the loan agreement). During the grace period, the loan is considered outstanding, but not in default. If a loan payment is not made by the end of the applicable grace period and the Contract Owner is eligible for a distribution, the loan payment amount may be deducted from the Contract Value and applied as a loan payment, which will be treated as an actual distribution.
If the Contract Owner fails to make a full payment by the end of the applicable grace period, and is not eligible to take a distribution, the loan will default. In the year of a default, the entire outstanding loan balance, plus accrued interest, will be treated as a deemed distribution and will be taxable to the Contract Owner. This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service. After default, the loan is still outstanding and interest will continue to accrue until the entire loan balance has been repaid. Additional loans are not available until all defaulted loans have been repaid.
Contract Owner Services
Asset Rebalancing
Asset Rebalancing is the automatic reallocation of Contract Values to the Sub-Accounts on a predetermined percentage basis. Asset Rebalancing is not available for assets held in the Fixed Account or the GTOs. Requests for Asset Rebalancing must be on a Nationwide form and submitted to the Service Center. Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the Contract Owner; manual transfers will not automatically terminate the program. Currently, there is no additional charge for Asset Rebalancing.
Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the designated rebalancing period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day. Each Asset Rebalancing reallocation is considered a transfer event (see Transfer Restrictions).
Asset Rebalancing may be subject to employer limitations or restrictions for contracts issued to a Tax Sheltered Annuity plan. Contract Owners should consult a financial professional to discuss the use of Asset Rebalancing.
44

Nationwide reserves the right to stop establishing new Asset Rebalancing programs. Existing Asset Rebalancing programs will remain in effect unless otherwise terminated.
Example:
Mr. C elects to participate in Asset Rebalancing and has instructed his Contract Value be allocated as follows: 40% to Sub-Account A, 40% to Sub-Account B, and 20% to Sub-Account C. Mr. C elects to rebalance quarterly. Each quarter, Nationwide will automatically rebalance Mr. C’s Contract Value by transferring Contract Value among the three elected Sub-Accounts so that his 40%/40%/20% allocation remains intact.
Dollar Cost Averaging
Dollar Cost Averaging is a long-term transfer program that allows the Contract Owner to make regular, level investments over time. Dollar Cost Averaging involves the automatic transfer of a specific amount from the Fixed Account and/or certain Sub-Accounts into other Sub-Accounts. With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Contract Owners direct Nationwide to automatically transfer specified amounts from the Fixed Account and the following Sub-Account(s) (if available):
•	Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
•	PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
or to any other Sub-Account(s). Dollar Cost Averaging transfers may not be directed to the Fixed Account or GTOs. Transfers from the Fixed Account must be equal to or less than 1/30th of the Fixed Account value at the time the program is requested. Contract Owners that wish to utilize the Dollar Cost Averaging should first inquire whether any Enhanced Fixed Account Dollar Cost Averaging programs are available.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, all amounts remaining in the originating Fixed Account or Sub-Account will remain allocated to the Fixed Account or Sub-Account, unless Nationwide is instructed otherwise. Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Example:
Ms. T elects to participate in Dollar Cost Averaging and has transferred $25,000 to an eligible Sub-Account (Sub-Account S) that will serve as the source investment option for her Dollar Cost Averaging program. She would like the Dollar Cost Averaging transfers to be allocated as follows: $500 to Sub-Account L and $1,000 to Sub-Account M. Each month, Nationwide will automatically transfer $1,500 from Sub-Account S and allocate $1,000 to Sub-Account M and $500 to Sub-Account L.
Enhanced Fixed Account Dollar Cost Averaging
Nationwide may, periodically, offer Dollar Cost Averaging programs with an enhanced interest rate referred to as "Enhanced Fixed Account Dollar Cost Averaging." Enhanced Fixed Account Dollar Cost Averaging involves the automatic transfer of a specific amount from an enhanced rate Fixed Account into any Sub-Account(s). With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
45

Only new purchase payments to the contract are eligible for Enhanced Fixed Account Dollar Cost Averaging. Enhanced Fixed Account Dollar Cost Averaging transfers may not be directed to the Fixed Account or GTOs. Amounts allocated to the enhanced rate Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program earn a higher rate of interest than assets allocated to the standard Fixed Account. Each enhanced rate is guaranteed for as long as the corresponding program is in effect.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either amounts allocated to the Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program are exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, Nationwide will automatically reallocate any amount remaining in the enhanced rate Fixed Account according to future investment allocation instructions, unless directed otherwise. Enhanced Fixed Account Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Enhanced Fixed Account Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Example:
Mr. E elects to participate in Enhanced Fixed Account Dollar Cost Averaging and has allocated new purchase payments of $22,000 to the Fixed Account, which will receive an enhanced interest crediting rate. He would like the Enhanced Fixed Account Dollar Cost Averaging transfers to be allocated as follows: $1,000 to Sub-Account L and $1,000 to Sub-Account M. Each month, Nationwide will automatically transfer $2,000 from the Fixed Account and allocate $1,000 to Sub-Account M and $1,000 to Sub-Account L.
Systematic Withdrawals
Systematic Withdrawals allow Contract Owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be submitted in good order and in writing to the Service Center.
The withdrawals will be taken from the Sub-Accounts and the Fixed Account proportionally unless Nationwide is instructed otherwise. Systematic Withdrawals are not available from the GTOs.
Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the Contract Owner. The Internal Revenue Service may impose a 10% penalty tax if the Contract Owner is under age 59½, unless the Contract Owner has made an irrevocable election of distributions of substantially equal payments.
A CDSC may apply to amounts taken through Systematic Withdrawals. If the Contract Owner takes Systematic Withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greater of the amount available under the CDSC-free withdrawal privilege (see Contingent Deferred Sales Charge), and a given percentage of the Contract Value that is based on the Contract Owner's age, as shown in the following table:
Contract Owner's Age	Percentage of Contract Value
Under age 59½	5%
59½ through age 61	7%
62 through age 64	8%
65 through age 74	10%
75 and over	13%
The Contract Owner's age is determined as of the date the request for Systematic Withdrawals is recorded by the Service Center. For joint owners, the older joint owner's age will be used.
The CDSC-free withdrawal privilege for Systematic Withdrawals is non-cumulative. Free amounts not taken during any Contract Year cannot be taken as free amounts in a subsequent Contract Year. In any given Contract Year, any amount withdrawn in excess of the amount permitted under this program will be subject to the CDSC provisions (see Contingent Deferred Sales Charge).
46

Nationwide reserves the right to stop establishing new Systematic Withdrawal programs. Systematic Withdrawals are not available before the end of the free look period.
Example:
Ms. H elects to take Systematic Withdrawals equal to $5,000 on a quarterly basis. She has not directed that the withdrawals be taken from specific Sub-Accounts, so each quarter, Nationwide will withdraw $5,000 from Ms. H’s contract proportionally from each Sub-Account, and will mail her a check or wire the funds to the financial institution of her choice.
Death Benefit
Death of Contract Owner
If a Contract Owner (including a joint owner) who is not the Annuitant dies before the Annuitization Date, no death benefit is payable and the surviving joint owner becomes the Contract Owner. If there is no surviving joint owner, the contingent owner becomes the Contract Owner. If there is no surviving contingent owner, the last surviving Contract Owner's estate becomes the Contract Owner and no death benefit is paid.
A distribution of the Contract Value will be made in accordance with tax rules and as described in Appendix B: Contract Types and Tax Information. A CDSC may apply.
Death of Annuitant
If the Annuitant who is not a Contract Owner dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant and no death benefit is payable. If no Contingent Annuitant is named, a death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries or contingent beneficiaries survive the Annuitant, the Contract Owner or the last surviving Contract Owner's estate will receive the death benefit.
If the Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
If the Contract Owner is a Charitable Remainder Trust and the Annuitant dies before the Annuitization Date, the death benefit will accrue to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.
Death of Contract Owner/Annuitant
If a Contract Owner (including a joint owner) who is also the Annuitant dies before the Annuitization Date, a death benefit is payable to the surviving joint owner. If there is no surviving joint owner, the death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Contract Owner/Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no contingent beneficiaries survive the Contract Owner/Annuitant, the last surviving Contract Owner's estate will receive the death benefit.
If the Contract Owner/Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
Death Benefit Payment
The recipient of the death benefit may elect to receive the death benefit:
(1)	in a lump sum;
(2)	as an annuity (see Annuity Payment Options); or
(3)	in any other manner permitted by law and approved by Nationwide.
47

Premium taxes may be deducted from death benefit proceeds. Nationwide will pay (or will begin to pay) the death benefit after it receives proof of death and the instructions as to the payment of the death benefit. Death benefit claims must be submitted to the Service Center. If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum. Contract Value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.
If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the Contract Value will continue to be allocated according to the most recent allocation instructions until the first beneficiary provides Nationwide with all the information necessary to pay that beneficiary's portion of the death benefit proceeds. At the time the first beneficiary’s proceeds are paid, the remaining portion(s) of the death benefit proceeds that are allocated to Sub-Accounts will be reallocated to the available money market Sub-Account until instructions are received from the remaining beneficiary(ies).
Any Contract Value not allocated to the Sub-Accounts will remain invested and will not be reallocated to the available money market Sub-Account.
Death Benefit Calculations
The value of each component of the death benefit calculation will be determined as of the date Nationwide receives:
(1)	proper proof of the Annuitant's death;
(2)	an election specifying the distribution method; and
(3)	any state required form(s).
An applicant may elect either the standard death benefit (Five-Year Reset Death Benefit) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
Annuity Commencement Date
The Annuity Commencement Date is the date on which annuity payments are scheduled to begin. Generally, the Contract Owner designates the Annuity Commencement Date at the time of application. If no Annuity Commencement Date is designated at the time of application, Nationwide will establish the Annuity Commencement Date as the date the Annuitant reaches age 90. The Contract Owner may initiate a change to the Annuity Commencement Date at any time. Additionally, Nationwide will notify the Contract Owner approximately 90 days before the impending Annuity Commencement Date of the opportunity to change the Annuity Commencement Date or annuitize the contract.
Any request to change the Annuity Commencement Date must meet the following requirements:
•	the request is made prior to annuitization;
•	the requested date is at least two years after the date of issue;
•	the requested date is not later than the Annuitant’s 90th birthday (or the 90th birthday of the oldest Annuitant if there are joint Annuitants) unless approved by Nationwide; and
•	the request for change is made in writing, submitted in good order to the Service Center, and approved by Nationwide.
Generally, Nationwide will not initiate annuitization until specifically directed to do so. However, for Non-Qualified Contracts only, Nationwide will automatically initiate annuitization within 45 days after the Annuity Commencement Date (whether default or otherwise), unless (1) Nationwide has had direct contact with the Contract Owner (indicating that the contract is not abandoned); or (2) the Contract Owner has taken some type of action which is inconsistent with the desire to annuitize.
Annuitizing the Contract
Annuitization Date
The Annuitization Date is the date that annuity payments begin.
Any optional death benefit that the Contract Owner elects will automatically terminate upon annuitization.
48

The Annuitization Date will be the first day of a calendar month unless otherwise agreed. Unless otherwise required by state law, the Annuitization Date must be at least two years after the contract is issued, but may not be later than either:
•	the age (or date) specified in the contract; or
•	the age (or date) specified by state law, where applicable.
The Internal Revenue Code may require that distributions be made prior to the Annuitization Date (see Appendix B: Contract Types and Tax Information).
On the Annuitization Date, the Annuitant becomes the Contract Owner unless the Contract Owner is a Charitable Remainder Trust.
If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first two Contract Years subject to Nationwide’s approval.
Annuitization
Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the Annuitization Date, the Annuitant must choose:
(1)	an annuity payment option; and
(2)	either a fixed payment annuity, variable payment annuity, or an available combination.
Annuity purchase rates are used to determine the amount of the annuity payments based upon the annuity payment option elected. Actual purchase rates used to determine annuity payments will be those in effect on the Annuitization Date, and will not be less than the guaranteed minimum purchase rates as provided in the contract.
Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the Sub-Accounts elected.
Any allocations in the Fixed Account that are to be annuitized as a variable payment annuity must be transferred to one or more Sub-Accounts prior to the Annuitization Date. There are no restrictions on Fixed Account transfers made in anticipation of annuitization.
Any allocations in the Sub-Accounts that are to be annuitized as a fixed payment annuity must be transferred to the Fixed Account prior to the Annuitization Date.
Guaranteed Term Options are not available during annuitization. Any Guaranteed Term Option allocations must be transferred out of the Guaranteed Term Options prior to the Annuitization Date. A market value adjustment may apply.
Fixed Annuity Payments
Fixed annuity payments provide for level annuity payments. Premium taxes are deducted prior to determining fixed annuity payments. The fixed annuity payments will remain level unless the annuity payment option provides otherwise.
Variable Annuity Payments
Variable annuity payments will vary depending on the performance of the Sub-Accounts selected. The Sub-Accounts available during annuitization are those Sub-Accounts corresponding to the underlying mutual funds shown in Appendix A: Underlying Mutual Funds Available Under the Contract. Nationwide uses an assumed investment return factor of 3.5%. An assumed investment return is the net investment return required to maintain level variable annuity payments. To the extent that investment performance is not equal to 3.5% for given payment periods, the amount of the payments in those periods will not be the same. Payments will increase from one payment date to the next if the annualized net rate of return is greater than 3.5% during that time. Conversely, payments will decrease from one payment to the next if the annualized net rate of return is less than 3.5% during that time.
Frequency and Amount of Annuity Payments
Annuity payments are based on the annuity payment option elected.
If the net amount to be annuitized is less than $5,000, Nationwide reserves the right to pay this amount in a lump sum instead of periodic annuity payments.
49

Annuity payments are made at any frequency approved by Nationwide. Nationwide reserves the right to change the frequency of payments if the amount of any payment becomes less than $100. The payment frequency will be changed to an interval that will result in payments of at least $100. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Annuity Payment Options
The Annuitant must elect an annuity payment option before the Annuitization Date. If the Annuitant does not elect an annuity payment option by that date, a variable payment Single Life with a 20 Year Term Certain annuity payment option will be assumed as the automatic form of payment upon annuitization. Once elected or assumed, the annuity payment option may not be changed.
Not all of the annuity payment options may be available in all states. Additionally, the annuity payment options available may be limited based on the Annuitant's age (and the joint Annuitant's age, if applicable) or requirements under the Internal Revenue Code.
Annuity Payment Options Available to All Contracts
•	Single Life;
•	Standard Joint and Survivor; and
•	Single Life with a 10 or 20 Year Term Certain.
Each of the annuity payment options is discussed more thoroughly below.
Single Life
The Single Life annuity payment option provides for annuity payments to be paid during the lifetime of the Annuitant. This option is not available if the Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment before the Annuitant's death. For example, if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one payment. The Annuitant will only receive two annuity payments if he or she dies before the third payment date, and so on. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Standard Joint and Survivor
The Standard Joint and Survivor annuity payment option provides for annuity payments to continue during the joint lifetimes of the Annuitant and joint Annuitant. After the death of either the Annuitant or joint Annuitant, payments will continue for the life of the survivor. This option is not available if the Annuitant or joint Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment due prior to the death of the last survivor of the Annuitant and joint Annuitant. As is the case of the Single Life annuity payment option, there is no guaranteed number of payments. Therefore, it is possible that if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one annuity payment. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Single Life with a 10 or 20 Year Term Certain
The Single Life with a 10 or 20 Year Term Certain annuity payment option provides that monthly annuity payments will be paid during the Annuitant's lifetime or for the term selected, whichever is longer. The term may be either 10 or 20 years.
If the Annuitant dies before the end of the 10 or 20 year term, payments will be paid to the beneficiary for the remainder of the term.
No withdrawals other than the scheduled annuity payments are permitted.
Any Other Option
Annuity payment options not set forth in this provision may be available. Any annuity payment option not set forth in this provision must be approved by Nationwide.
50

Statements and Reports
Nationwide’s default delivery method is U.S. mail and Nationwide will deliver required documents by U.S. mail unless other delivery methods (e.g. electronic delivery) are permitted by law or regulation. Therefore, Contract Owners should promptly notify the Service Center of any address change.
Nationwide will mail to Contract Owners:
•	statements showing the contract's quarterly activity; and
•	confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements.
Contract Owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.
IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY OWNER DOCUMENTS
When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements, and semi-annual and annual reports are required to be mailed to multiple Contract Owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the Contract Owner(s). Household delivery will continue for the life of the contracts.
A Contract Owner can revoke their consent to household delivery and reinstitute individual delivery by contacting the Service Center. Nationwide will reinstitute individual delivery within 30 days after receiving such notification.
Legal Proceedings
Nationwide Life Insurance Company
Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, (the "Company")) was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.
The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial condition.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Office of the Comptroller of the Currency, and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.
Security Distributors, LLC ("SDL")
The general distributor, SDL, is not engaged in any litigation of any material nature.
51

Financial Statements
Financial statements for the Variable Account and financial statements and schedules of Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting the Service Center, or can be found online at https://dfinview.com/SecurityBenefit/TAHD/814121547?site=PSBL.
52

Appendix A: Underlying Mutual Funds Available Under the Contract
The following is a list of underlying mutual funds available under the contract. More information about the underlying mutual funds is available in the prospectuses for the underlying mutual funds, which may be amended from time to time and can be found online at https://dfinview.com/SecurityBenefit/TAHD/814121547?site=PSBL. This information can also be obtained at no cost by calling 1-800-888-2461 or by sending an email request to SBLProspectusRequests@securitybenefit.com. Depending on the optional benefits chosen, access to certain underlying mutual funds may be limited.
The current expenses and performance information below reflects fees and expenses of the underlying mutual funds, but do not reflect the other fees and expenses that the contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each underlying mutual fund’s past performance is not necessarily an indication of future performance.
Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 year	5 year	10 year
Equity	American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I Investment Advisor: American Century Investment Management, Inc.	0.70%	23.65%	13.96%	13.70%
Equity	American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008 Investment Advisor: American Century Investment Management, Inc.	0.99%*	8.74%	14.35%	10.06%
Equity	American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009 Investment Advisor: American Century Investment Management, Inc.	0.73%*	24.50%	9.55%	12.04%
Equity	BNY Mellon Stock Index Fund, Inc.: Initial Shares Investment Advisor: BNY Mellon Investment Adviser, Inc. Investment Sub-Advisor: Mellon Investments Corporation	0.26%	28.41%	18.16%	16.25%
Equity	BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008 Investment Advisor: BNY Mellon Investment Adviser, Inc. Sub-Advisor: Newton Investment Management Limited	0.67%	26.99%	18.48%	15.59%
Fixed Income	Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008 Investment Advisor: Federated Investment Management Company	0.74%*	-1.39%	3.82%	3.69%
53

Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 year	5 year	10 year
Equity	Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008 Investment Advisor: Fidelity Management & Research Company (FMR) Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.70%	27.70%	20.04%	16.52%
Equity	Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class Investment Advisor: Fidelity Management & Research Company (FMR) Investment Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.61%	24.82%	11.83%	12.42%
Equity	Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2002 Investment Advisor: Fidelity Management & Research Company (FMR) Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.73%	11.82%	31.96%	22.81%
Equity	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class Investment Advisor: Fidelity Management & Research Company (FMR) Investment Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.71%	23.08%	26.16%	19.57%
Fixed Income	Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2016 Investment Advisor: Fidelity Management & Research Company (FMR) Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.77%	4.49%	4.93%	5.52%
Equity	Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class Investment Advisor: Fidelity Management & Research Company (FMR) Investment Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited, FIL Investment Advisors, FIL Investment Advisors (UK) Limited and FIL Investments (Japan) Limited	0.87%	19.57%	14.31%	10.71%
54

Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 year	5 year	10 year
Equity	Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009 Investment Advisor: Templeton Investment Counsel, LLC	0.86%*	4.43%	2.97%	4.26%
Equity	Guggenheim Variable Funds Trust - Series D (World Equity Income Series) Investment Advisor: Guggenheim Investments	0.89%*	21.73%	10.73%	10.30%
Equity	Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series) Investment Advisor: Guggenheim Investments	1.04%*	13.68%	18.20%	15.65%
Allocation	Guggenheim Variable Funds Trust - Series N (Managed Asset Allocation Series) Investment Advisor: Guggenheim Investments	1.06%	12.46%	10.40%	9.37%
Equity	Guggenheim Variable Funds Trust - Series O (All Cap Value Series) Investment Advisor: Guggenheim Investments	0.87%*	26.95%	10.42%	12.26%
Fixed Income	Guggenheim Variable Funds Trust - Series P (High Yield Series) Investment Advisor: Guggenheim Investments	1.08%*	5.40%	4.64%	6.00%
Equity	Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) Investment Advisor: Guggenheim Investments	1.13%*	26.18%	6.76%	10.21%
Equity	Guggenheim Variable Funds Trust - Series V (SMid Cap Value Series) Investment Advisor: Guggenheim Investments	0.90%*	23.74%	10.10%	11.65%
Equity	Guggenheim Variable Funds Trust - Series X (StylePlus - Small Growth Series) Investment Advisor: Guggenheim Investments	1.15%*	6.54%	14.14%	14.04%
Equity	Guggenheim Variable Funds Trust - Series Y (StylePlus - Large Growth Series) Investment Advisor: Guggenheim Investments	1.03%*	27.77%	24.22%	18.69%
Equity	Invesco - Invesco V.I. Capital Appreciation Fund: Series I This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009 Investment Advisor: Invesco Advisers, Inc.	0.80%*	22.56%	22.21%	16.77%
Equity	Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I Investment Advisor: Invesco Advisers, Inc.	0.83%	19.09%	23.08%	17.83%
Equity	Invesco - Invesco V.I. EQV International Equity Fund: Series I Shares (formerly, Invesco - Invesco V.I. International Growth Fund: Series I Shares) This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008 Investment Advisor: Invesco Advisers, Inc.	0.89%	5.88%	10.17%	8.08%
Equity	Invesco - Invesco V.I. Global Fund: Series I Investment Advisor: Invesco Advisers, Inc.	0.78%	15.48%	18.17%	14.24%
Equity	Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares Investment Advisor: Invesco Advisers, Inc. Investment Sub-Advisor: Invesco Asset Management Limited	0.97%	25.71%	7.54%	8.11%
55

Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 year	5 year	10 year
Equity	Invesco - Invesco V.I. Health Care Fund: Series I Shares Investment Advisor: Invesco Advisers, Inc.	0.97%	12.29%	14.76%	13.96%
Equity	Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares Investment Advisor: Janus Henderson Investors US LLC	1.02%	22.60%	25.26%	19.99%
Equity	Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares Investment Advisor: Janus Henderson Investors US LLC	0.97%	17.74%	30.31%	22.95%
Equity	Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2016 Investment Advisor: Janus Henderson Investors US LLC	1.12%	13.28%	13.07%	5.98%
Fixed Income	Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I Investment Advisor: Morgan Stanley Investment Management Inc. Investment Sub-Advisor: Morgan Stanley Investment Management Limited	1.10%*	-2.02%	3.82%	3.86%
Allocation	Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class I This underlying mutual fund is no longer available to receive transfers or new purchase payments effective June 12, 2015 Investment Advisor: Morgan Stanley Investment Management Inc. Sub-Advisor: Morgan Stanley Investment Management Limited	0.92%*	8.36%	8.97%	7.43%
Equity	Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Allianz Global Investors U.S. LLC	0.97%*	-1.08%	15.88%	10.98%
Equity	Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class I Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Allspring Global Investments, LLC	0.82%*	-4.70%	20.15%	16.02%
Fixed Income	Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2021 Investment Advisor: Nationwide Fund Advisors Sub-Advisor: Amundi Asset Management, US	0.83%	5.23%	4.41%	4.20%
Equity	Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: AQR Capital Management, LLC	0.79%	21.88%	15.95%	14.74%
Equity	Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class I Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: BlackRock Investment Management, LLC	0.80%*	20.29%	11.67%	12.90%
56

Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 year	5 year	10 year
Fixed Income	Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class I Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Insight North America LLC	0.63%*	-0.72%	4.13%	3.44%
Equity	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Newton Investment Management Limited	0.61%*	30.24%	21.78%	17.80%
Equity	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class I Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Newton Investment Management Limited	0.90%	34.52%	11.29%	12.91%
Equity	Nationwide Variable Insurance Trust - NVIT BNY Mellon Sustainable U.S. Equity Fund: Class I Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Newton Investment Management Limited	0.85%*	26.80%	15.14%	14.28%
Fixed Income	Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Nationwide Asset Management, LLC	0.59%	-1.02%	3.70%	3.37%
Equity	Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: NS Partners Ltd and Loomis, Sayles & Company L.P.	1.10%*	-7.27%	8.58%	4.30%
Fixed Income	Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Federated Investment Management Company	0.92%*	4.96%	5.74%	6.33%
Fixed Income	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2022 Investment Advisor: Nationwide Fund Advisors Sub-Advisor: Nationwide Asset Management, LLC	0.71%*	-2.08%	2.40%	1.59%
Money Market	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Federated Investment Management Company	0.49%	0.00%	0.76%	0.38%
Equity	Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2020 Investment Advisor: Nationwide Fund Advisors Sub-Advisor: Lazard Asset Management LLC	1.13%*	12.65%	9.55%	7.66%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.86%	10.31%	8.82%	8.28%
57

Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 year	5 year	10 year
Equity	Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Jacobs Levy Equity Management, Inc.	0.81%*	40.44%	24.65%	18.60%
Equity	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: BlackRock Investment Management, LLC	0.40%	24.25%	12.62%	13.76%
Equity	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: American Century Investment Management, Inc., Thompson, Siegel & Walmsley LLC and Victory Capital Management Inc.	1.02%*	24.01%	8.46%	12.21%
Equity	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Invesco Advisers, Inc. and Wellington Management Company, LLP	1.09%*	10.30%	19.38%	16.11%
Equity	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Jacobs Levy Equity Management, Inc. and WCM Investment Management, LLC	1.06%*	32.04%	8.39%	12.35%
Equity	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Jacobs Levy Equity Management, Inc. and Invesco Advisers, Inc.	1.06%*	30.83%	14.86%	14.76%
Equity	Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class I Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Neuberger Berman Investment Advisers LLC	0.94%	26.57%	16.95%	15.99%
Equity	Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Wellington Management Company LLP	0.93%*	46.74%	13.17%	11.23%
Equity	Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: BlackRock Investment Management, LLC	0.24%*	28.36%	18.19%	16.27%
Fixed Income	PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class Investment Advisor: PIMCO	0.67%	5.58%	5.33%	3.05%
Equity	Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class Investment Advisor: Royce & Associates, LP	1.33%*	29.97%	12.97%	9.24%
58

Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 year	5 year	10 year
Equity	VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class (formerly, VanEck VIP Trust - Emerging Markets Fund: Initial Class) This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2002 Investment Advisor: Van Eck Associates Corporation	1.16%	-11.86%	9.28%	6.87%
Equity	VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class (formerly, VanEck VIP Trust - Global Resources Fund: Initial Class) This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2002 Investment Advisor: Van Eck Associates Corporation	1.09%	18.91%	2.24%	-0.12%
*	This underlying mutual fund’s current expenses reflect a temporary fee reduction.
59

Appendix B: Contract Types and Tax Information
Types of Contracts
The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code (the "Code"). Following is a general description of the various contract types. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.
Non-Qualified Contracts
A non-qualified contract is a contract that does not qualify for certain tax benefits under the Code, such as deductibility of purchase payments, and which is not an IRA, Roth IRA, SEP IRA, Simple IRA, or tax sheltered annuity.
Upon the death of the owner of a non-qualified contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.
Non-qualified contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed. Non-qualified contracts that are owned by non-natural persons, such as trusts, corporations, and partnerships are generally subject to current income tax on the income earned inside the contract, unless the non-natural person owns the contract as an agent of a natural person.
Charitable Remainder Trusts
Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Code. Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in three respects:
(1)	Waiver of sales charges. In addition to any sales load waivers included in the contract, Charitable Remainder Trusts may also withdraw the difference between:
(a)	the contract value on the day before the withdrawal; and
(b)	the total amount of purchase payments made to the contract (less an adjustment for amounts surrendered).
(2)	Contract ownership at annuitization. On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.
(3)	Recipient of death benefit proceeds. With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust’s right to the death benefit will be void.
While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex. A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial professional prior to purchasing the contract. An annuity that has a Charitable Remainder Trust endorsement is not a Charitable Remainder Trust; the endorsement is merely to facilitate ownership of the contract by a Charitable Remainder Trust.
Individual Retirement Annuities (IRAs)
IRAs are contracts that satisfy the provisions of Section 408(b) of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $6,000; if the contract owner is age 50 or older, the annual premium cannot exceed $7,000 (although rollovers of greater amounts from Qualified Plans, Tax Sheltered Annuities, certain 457 governmental plans, and other IRAs can be received);
•	certain minimum distribution requirements must be satisfied after the owner attains the age of 72 (age 70½ if born prior to July 1, 1949);
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
60

Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.
IRAs may receive rollover contributions from other individual retirement accounts, other individual retirement annuities, tax sheltered annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
When the owner of an IRA attains the age of 72 (age 70½ if born nprior to July 1, 1949) the IRA owner is required to begin taking certain minimum distributions. In addition, upon the death of the owner of an IRA, the Code imposes mandatory distribution requirements to ensure distribution of the entire contract value within the required statutory period. Due to the Treasury Regulation’s valuation rules, the amount used to compute the mandatory distributions may exceed the contract value.
Failure to make the mandatory distributions can result in an additional penalty tax of 50% applied against the required minimum distributions not taken.
For further details regarding IRAs, refer to the disclosure statement provided when the IRA was established and the annuity contract’s IRA endorsement.
As used herein, the term "individual retirement plans" shall refer to both individual retirement annuities and individual retirement accounts that are described in Section 408 of the Code.
Roth IRAs
Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $6,000; if the contract owner is age 50 or older, the annual premium cannot exceed $7,000 (although rollovers of greater amounts from other Roth IRAs and other individual retirement plans can be received);
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
A Roth IRA can receive a rollover from an individual retirement plan or another eligible retirement plan; however, the amount rolled over from the individual retirement plan or other eligible retirement plan to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax. However, a rollover or conversion of an amount from an IRA or eligible retirement plan cannot be recharacterized back to an IRA.
For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract’s IRA endorsement.
Simplified Employee Pension IRAs (SEP IRA)
A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.
An employee may make deductible contributions to a SEP IRA subject to the same restrictions and limitations as an IRA. In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Code and the written plan.
A SEP IRA plan must satisfy:
•	minimum participation rules;
•	top-heavy contribution rules;
•	nondiscriminatory allocation rules; and
•	requirements regarding a written allocation formula.
In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.
61

When the owner of a SEP IRA attains the age of 72 (age 70½ if born prior to July 1, 1949) the SEP IRA owner is required to begin taking certain minimum distributions. Because of Treasury Regulation valuation rules, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a SEP IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Simple IRAs
A Simple IRA is an Individual Retirement Annuity that is funded exclusively by a qualified salary reduction arrangement and satisfies:
•	vesting requirements;
•	participation requirements; and
•	administrative requirements.
The funds contributed to a Simple IRA cannot be commingled with funds in other individual retirement plans or SEP IRAs.
A Simple IRA cannot receive rollover distributions except from another Simple IRA.
When the owner of a Simple IRA attains the age of 72 (age 70½ if born prior to July 1, 1949), the Code requires that certain minimum distributions be made. Because of Treasury Regulation valuation rules, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Simple IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
One-Rollover-Per-Year Limitation
A contract owner can receive a distribution from an IRA and roll it into another IRA within 60 days from the date of the distribution and not have the amount of the distribution included in taxable income. Only one rollover per year from a contract owner’s IRA is allowed. The one-year period begins on the date the contract owner receives the IRA distribution, and not on the date the IRA was rolled over.
The one-rollover-per-year limitation applies in the aggregate to all the IRAs that a taxpayer owns. This means that a contract owner cannot make an IRA rollover distribution if, within the previous one-year period, an IRA rollover distribution was taken from any other IRAs owned by the taxpayer. Also, rollovers between an individual’s Roth IRAs would prevent a separate rollover between the individual’s traditional IRAs within the one-year period, and vice versa.
Direct transfers of IRA funds between IRA trustees are not subject to the one rollover per year limitation because such transfers are not considered rollover distributions. Also, a rollover from a traditional IRA to a Roth IRA (a conversion) is not subject to the one roll over per year limitation, and such a rollover is disregarded in applying the one rollover per year limitation to other rollovers.
Tax Sheltered Annuities
Certain tax-exempt organizations (described in Section 501(c)(3) of the Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees. These annuity contracts are often referred to as Tax Sheltered Annuities.
Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts. These amounts should be set forth in the plan adopted by the employer.
Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred.
When the owner of a Tax Sheltered Annuity attains the age of 70½ (age 72 for those contract owners who turn age 72 on or after January 1, 2020), the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
62

Final 403(b) Regulations issued by the Internal Revenue Service impose certain restrictions on non-taxable transfers or exchanges of one 403(b) Tax Sheltered Annuity contract for another. Nationwide will no longer issue or accept applications for new and/or in-service transfers to new or existing Nationwide individual 403(b) Tax Sheltered Annuity contracts used for salary reduction plans not subject to ERISA. Nationwide will continue to accept applications and in-service transfers for individual 403(b) Tax Sheltered Annuity contracts used for 403(b) plans that are subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.
Commencing in 2009, Tax Sheltered Annuities must be issued pursuant to a written plan, and the plan must satisfy various administrative requirements. Check with your employer to ensure that these requirements will be satisfied in a timely manner.
Investment Only (Qualified Plans)
Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.
Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.
Federal Tax Considerations
Federal Income Taxes
The tax consequences of purchasing a contract described in this prospectus will depend on:
•	the type of contract purchased;
•	the purposes for which the contract is purchased; and
•	the personal circumstances of individual investors having interests in the contracts.
Existing tax rules are subject to change and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.
The following is a brief summary of some of the federal income tax considerations related to the types of contracts sold in connection with this prospectus. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. Nothing in this prospectus should be considered to be tax advice. Purchasers and prospective purchasers of the contract should consult a financial professional, tax advisor, or legal counsel to discuss the taxation and use of the contracts.
IRAs, SEP IRAs, and Simple IRAs
Distributions from IRAs, SEP IRAs, and Simple IRAs are generally taxed as ordinary income when received. If any of the amounts contributed to the Individual Retirement Annuity was non-deductible for federal income tax purposes, then a portion of each distribution is excludable from income.
The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an IRA, SEP IRA, or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed nontaxable distributions for all years, and the total balance of all IRAs, SEP IRAs, or Simple IRAs.
If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to an additional penalty tax of 10% unless an exception applies. (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2-year period beginning on the date that the individual first participated in the Simple IRA.) The 10% penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
63

•	part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	used for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Roth IRAs
Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that is made after the Roth IRA has satisfied the five-year rule and meets one of the following requirements:
•	it is made on or after the date on which the contract owner attains age 59½;
•	it is made to a beneficiary (or the contract owner’s estate) on or after the death of the contract owner;
•	it is attributable to the contract owner’s disability; or
•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.
The five-year rule is satisfied if a five taxable-year period has passed beginning with the first tax year in which a contribution is made to any Roth IRA established by the owner.
A qualified distribution is not included in gross income for federal income tax purposes.
A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner’s gross income as ordinary income in the year that it is distributed to the contract owner.
Special rules apply for Roth IRAs that have proceeds received from an individual retirement plan prior to January 1, 1999 if the owner elected the special four-year income averaging provisions that were in effect for 1998.
If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to an additional penalty tax of 10% unless an exception applies. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Tax Sheltered Annuities
Distributions from Tax Sheltered Annuities are generally taxed when received. If nondeductible contributions are made, then a portion of each distribution after the annuitization date is excludable from income based on a formula established pursuant to the Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.
If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
64

•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or
•	made to the owner after separation from service with his or her employer after age 55.
A loan from a Tax Sheltered Annuity generally is not considered to be a distribution, and is therefore generally not taxable. However, if the loan is not repaid in accordance with the repayment schedule, the entire balance of the loan would be treated as being in default, and the defaulted amount would be treated as being distributed to the participant as a taxable distribution.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Non-Qualified Contracts - Natural Persons as Contract Owners
Generally, the income earned inside a non-qualified annuity contract that is owned by a natural person is not taxable until it is distributed from the contract.
Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the investment in the contract at the time of the distribution. In general, the investment in the contract is equal to the purchase payments made with after-tax dollars reduced by any prior nontaxable distribution. Distributions, for this purpose, include full and partial surrenders, any portion of the contract that is assigned or pledged as collateral for a loan, amounts borrowed from the contract, or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.
With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable from each annuity payment is determined by multiplying the annuity payment by a fraction which is equal to the contract owner’s investment in the contract, divided by the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.
Commencing after December 31, 2010, the Code provides that if only a portion of a non-qualified annuity contract is annuitized for either (a) a period of 10 years or greater, or (b) for the life or lives of one or more persons, then the portion of the contract that has been annuitized would be treated as if it were a separate annuity contract. This means that an annuitization date can be established for a portion of the annuity contract (rather than requiring the entire contract to be annuitized at once) and the above description of the taxation of annuity distributions after the annuitization date would apply to the portion of the contract that has been annuitized. The investment in the contract is required to be allocated pro rata between the portion of the contract that is annuitized and the portion that is not. All other benefits under the contract (e.g., death benefit) would also be reduced pro rata. For example, if 1/3 of the cash value of the contract were to be annuitized, the death benefit would also be reduced by 1/3.
In determining the taxable amount of a distribution that is made prior to the annuitization date, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.
A special rule applies to distributions from contracts that have investments in the contract that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as the nontaxable recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.
The Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½. The amount of the penalty is 10% of the portion of any distribution that is includable in gross income. The penalty tax does not apply if the distribution is:
•	the result of a contract owner’s death;
•	the result of a contract owner’s disability (as defined in the Code);
•	one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or
65

•	is allocable to an investment in the contract before August 14, 1982.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Non-Qualified Contracts - Non-Natural Persons as Contract Owners
The previous discussion related to the taxation of non-qualified contracts owned by individuals. Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.
Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts for most purposes of the Code. Therefore, income earned under a non-qualified contract that is owned by a non-natural person is taxed as ordinary income during the taxable year in which it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.
The non-natural persons rules do not apply to all entity-owned contracts. For purposes of the non-natural persons rule, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.
The non-natural persons rules also do not apply to contracts that are:
•	acquired by the estate of a decedent by reason of the death of the decedent;
•	issued in connection with certain qualified retirement plans and individual retirement plans;
•	purchased by an employer upon the termination of certain qualified retirement plans; or
•	immediate annuities within the meaning of Section 72(u) of the Code.
If the annuitant, who is the individual treated as owning the contract, dies before the contract is completely distributed, the balance may be included in the annuitant’s gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the annuitant.
Exchanges
As a general rule, federal income tax law treats exchanges of property in the same manner as a sale of the property. However, pursuant to Section 1035 of the Code, an annuity contract may be exchanged tax-free for another annuity contract, provided that the obligee (the person to whom the annuity obligation is owed) is the same for both contracts. If the exchange includes the receipt of other property, such as cash, in addition to another annuity contract, special rules may cause a portion of the transaction to be taxable to the extent of the value of the other property.
Tax Treatment of a Partial 1035 Exchange With Subsequent Withdrawal
IRS Rev. Proc. 2011-38 addresses the income tax consequences of the direct transfer of a portion of the cash value of an annuity contract in exchange for the issuance of a second annuity contract. A direct transfer that satisfies the revenue procedure will be treated as a tax-free exchange under Section 1035 of the Code if, for a period of at least 180 days from the date of the direct transfer, there are no distributions or surrenders from either annuity contract involved in the exchange. In addition, the 180-day period will be deemed to have been satisfied with respect to amounts received as an annuity for a period of 10 years or more, or as an annuity for the life of one or more persons. The taxation of distributions (other than distributions described in the immediately preceding sentence) received from either contract within the 180-day period will be determined using general tax principles. For example, they could be treated as taxable "boot" in an otherwise tax-free exchange, or as a distribution from the new contract. Please discuss any tax consequences concerning any contemplated or completed transactions with a professional tax advisor.
Same-Sex Marriages, Domestic Partnership, and Other Similar Relationships
The Treasury issued final regulations that address what relationships are considered marriages for federal tax purposes. The final regulation’s definition of a marriage reflects the United States Supreme Court holdings in Windsor and Obergefell, as well as Rev. Proc. 2017-13.
66

The final regulations define the terms "spouse", "husband", "wife", and "husband and wife" to be gender neutral so that such terms can apply equally to same sex couples and opposite sex couples. In addition, the regulations adopt the "place of celebration" rule to determine marital status for federal tax purposes. Therefore, a marriage of two individuals is recognized for federal tax purposes if the marriage is recognized by a state, possession, or territory of the US in which the marriage was entered into, regardless of the couple’s place of domicile.
Consistent with Rev. Proc. 2013-17, the final regulations provide that relationships entered into as civil unions or registered domestic partnerships that are not denominated as marriages under state law are not marriages for federal tax purposes. Therefore, the favorable income-tax deferral options afforded by federal tax law to a married spouse under Code Sections 72 and 401(a)(9) are not available to individuals who have entered into these formal relationships.
Withholding
Pre-death distributions from the contracts are subject to federal income tax. Nationwide is required to withhold the tax from the distributions unless the contract owner requests otherwise. Under some circumstances, the Code will not permit contract owners to waive withholding. Such circumstances include:
•	if the payee does not provide Nationwide with a taxpayer identification number; or
•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.
If a contract owner is prohibited from waiving withholding, as described above, the portion of the distribution that represents income will be subject to withholding rates established by Section 3405 of the Code.
If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:
•	the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in Section 401(a), an eligible deferred compensation plan described in Section 457(b) which is maintained by an eligible employer described in section 457(e)(1)(A) or individual retirement plan; or
•	the distribution satisfies the minimum distribution requirements imposed by the Code.
Non-Resident Aliens
Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.
Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:
(1)	provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and
(2)	provide Nationwide with an individual taxpayer identification number.
If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.
Another exemption from the 30% withholding rate is available if the non-resident alien provides Nationwide with sufficient evidence that:
(1)	the distribution is connected to the non-resident alien’s conduct of business in the United States;
(2)	the distribution is includable in the non-resident alien’s gross income for United States federal income tax purposes; and
(3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.
Note that for the preceding exemption, the distributions would be subject to the same withholding rules that are applicable to payments to United States persons.
This prospectus does not address any tax matters that may arise by reason of application of the laws of a non-resident alien’s country of citizenship and/or country of residence. Purchasers and prospective purchasers should consult a financial professional, tax advisor or legal counsel to discuss the applicability of laws of those jurisdictions to the purchase or ownership of a contract.
67

FATCA
Under Sections 1471 through 1474 of the Internal Revenue Code (commonly referred to as FATCA), distributions from a contract to a foreign financial institution or to a nonfinancial foreign entity, each as described by FATCA, may be subject to United States tax withholding at a flat rate equal to 30% of the taxable amount of the distribution, irrespective of the status of any beneficial owner of the contract or of the distribution. Nationwide may require a contract owner to provide certain information or documentation (e.g., Form W-9 or Form W-8BEN) to determine its withholding requirements under FATCA.
Additional Medicare Tax
Section 1411 of the Code imposes a surtax of 3.8% on certain net investment income received by individuals and certain trusts and estates. The surtax is imposed on the lesser of (a) net investment income or (b) the excess of the modified adjusted gross income over a threshold amount. For individuals, the threshold amount is $250,000 (married filing jointly); $125,000 (married filing separately); or $200,000 (other individuals). The threshold for an estate is $7,500.
Modified adjusted gross income is equal to adjusted gross income with several modifications; consult with a qualified tax advisor regarding how to determine modified adjusted gross income for purposes of determining the applicability of the surtax.
Net investment income includes, but is not limited to, interest, dividends, capital gains, rent and royalty income, and income from nonqualified annuities. Net investment income does not include, among other things, distributions from certain qualified plans (such as IRAs, Roth IRAs, and plans described in Code Sections 401(a), 401(k), 403(a), 403(b) or 457(b)); however, such distributions, to the extent that they are includible in income for federal income tax purposes, are includible in modified adjusted gross income.
Federal Estate, Gift and Generation Skipping Transfer Taxes
The following transfers may be considered a gift for federal gift tax purposes:
•	a transfer of the contract from one contract owner to another; or
•	a distribution to someone other than a contract owner.
Upon the contract owner’s death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.
Section 2612 of the Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:
(a)	an individual who is two or more generations younger than the contract owner; or
(b)	certain trusts, as described in Section 2613 of the Code (generally, trusts that have no beneficiaries who are not two or more generations younger than the contract owner).
If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:
•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or
•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.
If a payment is subject to the generation skipping transfer tax, Nationwide may be required to deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.
Charge for Tax
Nationwide is not required to maintain a capital gain reserve liability on non-qualified contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.
Diversification and Investor Control
Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:
•	the failure to diversify was inadvertent;
68

•	the failure is corrected; and
•	a fine is paid to the Internal Revenue Service.
The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.
If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be currently taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.
For a variable contract to receive favorable tax treatment, the life insurance company must be considered the owner of the separate account assets supporting the investment options within the contract. If the contract owner is considered to exercise investment control over the separate account assets, the contract owner will be treated as the owner of those assets and not the insurance company. As a result, the increase in the cash value attributed to the separate account assets will be taxed currently to the contract owner as ordinary income. The IRS has issued guidance that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the variable contract owner will be considered the owner of the separate account assets. Revenue Ruling 2003-91 provided that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to fail to qualify for the desired tax treatment. The Internal Revenue Service also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for favorable tax treatment. Should the Treasury Secretary issue additional rules or regulations that would limit the number of underlying mutual funds, the transfers between underlying mutual funds, the exchanges of underlying mutual funds or the manner in which you can direct the investments in an investment option such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Code, then Nationwide will take whatever steps are available to remain in compliance.
Based on the above, we believe that the contract qualifies as an annuity contract for federal income tax purposes.
Required Distributions
The Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Consult a qualified tax or financial professional for more specific required distribution information.
Required Distributions – General Information
In general, a beneficiary is an individual or other entity that the contract owner designates to receive death proceeds upon the contract owner’s death. The distribution rules in the Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the contract owner, or that are made from non-qualified contracts after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.
Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.
Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. For non-qualified contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner’s death. For contracts other than non-qualified contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until September 30 of the year following the contract owner’s death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.
69

For IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities, the SECURE Act generally eliminated the option to take required minimum distributions over a designated beneficiary’s life expectancy. In the case of a contract owner who dies on or after January 1, 2020, an individual beneficiary under a qualified contract must withdraw the entire balance of the contract by December 31 of the tenth year following the contract owner’s death. There are limited exceptions to this rule and a prospective purchaser contemplating the purchase of the contract should consult a qualified tax advisor.
Required Distributions for Non-Qualified Contracts
Code Section 72(s) requires Nationwide to make certain minimum distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:
(1)	If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.
(2)	If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) must be distributed within five years of the contract owner’s death, provided however:
(a)	any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and
(b)	if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse’s death.
In the event that the contract owner is not a natural person (e.g., a trust or corporation), but is acting as an agent for a natural person, for purposes of these distribution provisions:
(a)	the death of the annuitant will be treated as the death of a contract owner;
(b)	any change of annuitant will be treated as the death of a contract owner; and
(c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.
These distribution provisions do not apply to any contract exempt from Section 72(s) of the Code by reason of Section 72(s)(5) or any other law or rule.
Required Distributions for Tax Sheltered Annuities, IRAs, SEP IRAs, Simple IRAs, and Roth IRAs
Required Distributions During the Life of the Contract Owner
Distributions from a Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 72 (age 70½ if born prior to July 1, 1949). Distributions may be paid in a lump sum or in substantially equal payments over:
(a)	the life of the contract owner or the joint lives of the contract owner and the contract owner’s designated beneficiary; or
(b)	a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner’s spouse, determined in accordance with Treasury Regulation 1.401(a)(9)-9.
For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.
For IRAs, SEP IRAs, and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA, SEP IRA, or Simple IRA of the contract owner.
The rules for Roth IRAs do not require distributions to begin during the contract owner’s lifetime, therefore, the required beginning date is not applicable to Roth IRAs.
70

Required Distributions Upon Death of a Contract Owner Before January 1, 2020
Death Before Required Beginning Date
If the contract owner dies before January 1, 2020 and before the required beginning date (in the case of a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed by December 31 of the fifth year following the contract owner's death or over a period not exceeding:
(a)	The life or life expectancy of the designated beneficiary, with such life expectancy determined under the tables prescribed by Treasury Regulation 1.401(a)(9)-9. Distributions must begin by the end of the calendar following the year of death.
a.	In the case of a non-spouse designated beneficiary, the life expectancy is determined in the calendar year following the contract owner’s death, with such life expectancy reduced by one for each subsequent calendar year that elapsed from the year the life expectancy was determined.
b.	If a designated beneficiary dies after January 1, 2020, any remaining interest must be distributed by December 31st of the tenth year following the death of the designated beneficiary.
c.	If the sole designated beneficiary is the surviving spouse of the contract owner, then distributions must begin by the later of the calendar year following the year of the contract owner’s death or the end of the calendar year in which the contract owner would have turned 70 ½ (age 72 for those who turn age 70 ½ on or after January 1, 2020).
(b)	If there is no designated beneficiary or if the designated beneficiary elects, the entire balance of the contract must be distributed by December 31st of the fifth year following the contract owner's death.
Death on or after Required Beginning Date
If the contract owner dies before January 1, 2020 and on or after the required beginning date, the interest in the Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA must be distributed at least as rapidly as the distribution method in effect on the contract owner’s death. If the designated beneficiary receiving distributions dies after January 1, 2020, any remaining interest must be distributed by December 31st of the tenth year following the death of the designated beneficiary.
Purchasers and prospective purchasers should consult a financial professional, tax advisor or legal counsel to discuss the taxation and use of the contracts.
Required Distributions Upon Death of a Contract Owner On or After January 1, 2020
If the contract owner dies on or after January 1, 2020 and the designated beneficiary is not an eligible designated beneficiary as defined under Code Section 401(a)(9), then the entire balance of the contract must be distributed by December 31st of the tenth year following the contract owner’s death. This 10-year post-death distribution period applies regardless of whether the contract owner dies before or after the contract owner’s required beginning date.
In the case of an eligible designated beneficiary, which includes (1) the contract owner’s surviving spouse, (2) a minor child of the contract owner, (3) a disabled individual, (4) a chronically ill individual, or (5) an individual not more than 10 years younger than the contract owner, the entire balance of the contract can be distributed over a period not exceeding the life or life expectancy of the eligible designated beneficiary. If an eligible designated beneficiary dies before the entire interest is distributed, the remaining interest must be distributed by December 31st of the tenth year following the eligible designated beneficiary’s death.
A distribution in the form of annuity payments (an annuitization) that began on or after January 1, 2020 while the contract owner was alive may need to be commuted or modified after the contract owner’s death in order to comply with the post-death distribution requirements. However, distributions in the form of annuity payments (an annuitization) that began prior to January 1, 2020, while the contract owner was alive, can continue under that method after the death the contract owner without modification.
In addition, a beneficiary who is not a designated beneficiary, such as a charity, estate, or trust, must withdraw the entire account balance by December 31st of the fifth year following the contract owner’s death.
Regardless of whether the contract owner dies before or on or after January 1, 2020, a designated beneficiary who is the surviving spouse of the deceased contract owner may choose to become the contract owner. Any distributions required under these distribution rules will be made upon the surviving spouse’s death.
71

Purchasers and prospective purchasers should consult a financial professional, tax advisor or legal counsel to discuss the taxation and use of the contracts.
If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.
Tax Changes
The SECURE Act was enacted on December 20, 2019. The SECURE Act made numerous changes to the Code effective January 1, 2020, including the following:
•	Increasing the age a contract owner must begin RMDs under IRAs and certain qualified plans from age 70½ to age 72.
•	Requiring an individual beneficiary of an inherited IRA and certain qualified plans to withdraw their entire inherited interest within 10 years of the original contract owner’s death.
•	Repealing the 70½ age limitation that prohibited an individual from making an IRA contribution.
State Taxation
The tax rules across the various states and localities are not uniform and therefore are not discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Purchasers and prospective purchasers should consult a financial professional, tax advisor or legal counsel to discuss the taxation and use of the contracts.
72

Appendix C: Standard Death Benefit (Five-Year Reset Death Benefit) Example
The purpose of this example is to show the calculations used to determine the death benefit if the Standard Death Benefit (Five-Year Reset Death Benefit) is elected. The calculation assumes that the Annuitant dies before the Annuitization Date. The death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the Contract Value as of the most recent five-year Contract Anniversary before the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that five-year Contract Anniversary.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Contract History
Date	Event/Transaction Type	Transaction Amount	Contract Value*
01-01-1986	Initial Purchase Payment	$100,000	$100,000
01-01-1990	Partial Withdrawal	$10,000	$106,678
01-01-1991	Five-year Contract Anniversary	n/a	$106,678
01-01-1996	Five-year Contract Anniversary	n/a	$90,326
01-01-2001	Five-year Contract Anniversary	n/a	$98,267
03-01-2001	Annuitant’s 86th birthday	n/a	$98,555
01-01-2009	Annuitant’s death and the date Nationwide received information to pay the death benefit	n/a	$97,113
*	The Contract Value shown assumes a hypothetical variable net return and could be higher or lower than the amounts indicated depending on the performance of the Sub-Accounts in which the Contract Owner allocates the Contract Value.
Calculations
(1)	the Contract Value;	$97,113
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or	$91,429
(3)	the Contract Value as of the most recent five-year Contract Anniversary before the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that five-year Contract Anniversary.	$98,267
Conclusion
Death Benefit = $98,267
73

Appendix D: One-Year Step Up Death Benefit Option Example
The purpose of this example is to show the calculations used to determine the death benefit if the One-Year Step Up Death Benefit Option is elected. The calculation assumes that the Annuitant dies before the Annuitization Date. The death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Contract History
Date	Event/Transaction Type	Transaction Amount	Contract Value*
01-01-1986	Initial Purchase Payment	$100,000	$100,000
01-01-1990	Partial Withdrawal	$10,000	$106,678
01-01-1994	Contract Anniversary	n/a	$123,362
03-01-1996	Annuitant’s 86th birthday	n/a	$111,026
02-01-2009	Annuitant’s death and the date Nationwide received information to pay the death benefit	n/a	$119,368
*	The Contract Value shown assumes a hypothetical variable net return and could be higher or lower than the amounts indicated depending on the performance of the Sub-Accounts in which the Contract Owner allocates the Contract Value.
Calculations
(1)	the Contract Value;	$119,368
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or	$91,429
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.	$123,362
Conclusion
Death Benefit = $123,362
74

Appendix E: 5% Enhanced Death Benefit Option Example
The purpose of this example is to show the calculations used to determine the death benefit if the 5% Enhanced Death Benefit Option is elected. The calculation assumes that the Annuitant dies before the Annuitization Date. The death benefit will be the greatest of:
(1)	the Contract Value; or
(2)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments minus amounts withdrawn, accumulated at 5% simple interest until the last Contract Anniversary prior to the Annuitant's 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts withdrawn. The adjustment for amounts subsequently surrendered after the most recent Contract Anniversary will reduce the 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Contract History
Date	Event/Transaction Type	Transaction Amount	Contract Value*
01-01-1986	Initial Purchase Payment	$100,000	$100,000
02-14-1988	Subsequent Purchase Payment	$25,000	$133,666
07-28-1996	Partial Withdrawal	$10,000	$176,202
09-30-2004	Annuitant’s 86th birthday	n/a	$242,807
03-01-2005	Subsequent Purchase Payment	$11,000	$257,803
05-15-2007	Partial Withdrawal	$7,000	$274,079
04-18-2009	Annuitant’s death and the date Nationwide received information to pay the death benefit	n/a	$295,602
* The Contract Value shown assumes a 4% net return and could be higher or lower than the amounts indicated depending on the performance of the Sub-Accounts in which the Contract Owner allocates the Contract Value.
Calculations
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;	$295,602
(2)	the 5% interest anniversary value	$252,134
Conclusion
Death Benefit = 295,602
75

Outside back cover page
The Statement of Additional Information contains additional information about the Variable Account. To obtain a free copy of the Statement of Additional Information, request other information about the contract, or to make any other service requests, contact Nationwide at 1-800-848-6331 or by one of the other methods described in Contacting the Service Center.
The Statement of Additional Information has been filed with the SEC and is incorporated by reference into this prospectus. The SAI is also available at https://dfinview.com/SecurityBenefit/TAHD/814121547?site=PSBL. This prospectus is available at https://dfinview.com/SecurityBenefit/TAHD/814121547?site=PSBL.
Reports and other information about the Variable Account are available on the SEC’s website at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.
SEC Contract Identifier: C000024734

The Best of America® V
NEA Valuebuilder SelectSM
STATEMENT OF ADDITIONAL INFORMATION
May 1, 2022
Individual Deferred Variable Annuity Contracts
Issued by Nationwide Life Insurance Company
through its Nationwide Variable Account-9
This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2022. The prospectus may be obtained from Nationwide Life Insurance Company by writing P.O. Box 182021, Columbus, Ohio 43218-2021, or calling 1-800-848-6331, TDD 1-800-238-3035. For contracts that are issued through NEA, all inquiries and requests should be made to the Service Center by writing to NEA Valuebuilder Program, One Security Benefit Place, Topeka, Kansas 66636-0001, or calling 1-800-NEA-VALU (1-800-632-8258). Capitalized terms in this Statement of Additional Information correspond to terms defined in the prospectus.

General Information and History
Nationwide Variable Account-9 (the "Variable Account") is a separate investment account of Nationwide Life Insurance Company ("Nationwide"). Nationwide established the Variable Account on May 22, 1997 pursuant to Ohio law. The Variable Account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940.
Nationwide is a stock life insurance company organized under the laws of the State of Ohio in March of 1929 with its Home Office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide provides life insurance, annuities and retirement products. Nationwide is admitted to do business in all states, the District of Columbia, Guam, the U.S. Virgin Islands, and Puerto Rico. Nationwide is a member of the Nationwide group of companies and all of its common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. Nationwide Corporation owns all of NFS's common stock and is a holding company, as well. All of Nationwide Corporation's common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies.
Services
Nationwide and Security Benefit Life ("SBL") have responsibility for administration of the contracts and the Variable Account. Nationwide and SBL maintain records including the name, address, taxpayer identification number, and other pertinent information, such as the number and type of contracts issued to each contract owner and records with respect to Contract Value.
The custodian of the assets of the Variable Account is Nationwide. Nationwide relies on SBL as a third party administrator to maintain records of all purchases and redemptions of shares of the underlying mutual funds and to forward these to Nationwide. Nationwide, or its affiliates may have entered into agreements with the underlying mutual funds and/or their affiliates. The agreements are related to services furnished by Nationwide or an affiliate of Nationwide. Some of the services provided include distribution of underlying fund prospectuses, semi-annual and annual fund reports, proxy materials and fund communications, as well as maintaining the websites and voice response systems necessary for contract owners to execute trades in the funds. Nationwide also acts as a limited agent for the fund for purposes of accepting the trades. See Underlying Mutual Fund Service Fee Payments located in the prospectus.
Distribution, Promotional, and Sales Expenses
In addition to or partially in lieu of commission, Nationwide may pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products. Nationwide makes certain assumptions about the amount of marketing allowance it will pay and takes these assumptions into consideration when it determines the charges that will be assessed under the contracts. For the contracts described in the prospectus, Nationwide assumed 0.75% (of the purchase payment amount) for the marketing allowance when determining the charges for the contracts. The actual amount of the marketing allowance may be higher or lower than this assumption. If the actual amount of marketing allowance paid is more than what was assumed, Nationwide will fund the difference. Nationwide generally does not profit from any excess marketing allowance if the amount assumed was higher than what is actually paid. Any excess would be spent on additional marketing for the contracts. For more information about marketing allowance or how a particular selling firm uses marketing allowances, consult with your financial professional.
When Nationwide is made aware that a Qualified Plan has been orphaned, commission payments payable with respect to that Qualified Plan will cease and commission payments that would have been due will not be sent to the Qualified Plan. An orphaned Qualified Plan is a plan without an agent or firm of record.
Independent Registered Public Accounting Firm
The financial statements of Nationwide Variable Account-9 and the statutory financial statements and financial statement schedules I, III, IV and V of Nationwide Life Insurance Company have been included herein in reliance upon the report of KPMG LLP, independent registered public accounting firm, and upon the authority of said firm as experts in accounting and auditing.
The KPMG LLP report dated March 18, 2022 of Nationwide Life Insurance Company includes explanatory language that states that the financial statements are prepared by Nationwide Life Insurance Company using statutory accounting practices prescribed or permitted by the Ohio Department of Insurance, which is a basis of accounting other than U.S.
2

generally accepted accounting principles. Accordingly, the KPMG LLP audit report states that the financial statements are not presented fairly in accordance with U.S. generally accepted accounting principles and further states that those statements are presented fairly, in all material respects, in accordance with statutory accounting practices prescribed or permitted by the Ohio Department of Insurance.
Purchase of Securities Being Offered
The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the Financial Industry Regulatory Authority (FINRA).
Underwriters
Effective November 10, 2000, the contracts, which are offered continuously, are distributed by Security Distributors, LLC ("SDL"), One Security Benefit Place, Topeka, Kansas 66636 – 0001. Prior to November 14, 2000, the contracts were distributed by Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide. No underwriting commissions have been paid by Nationwide to SDL for each of this Variable Account's last three fiscal years.
Annuity Payments
See Annuitizing the Contract located in the prospectus. Annuity payments for contracts that have elected variable annuitization are determined as follows:
First Variable Annuity Payment
A number of factors determine the amount of the first variable annuity payment, including, but not limited to:
•	the portion of purchase payments allocated to provide variable annuity payments;
•	the Variable Account value on the Annuitization Date;
•	the adjusted age and sex of the Annuitant (and joint annuitant, if any) in accordance with the contract;
•	the annuity payment option elected;
•	the frequency of annuity payments;
•	the Annuitization Date;
•	the assumed investment return (the net investment return required to maintain level variable annuity payments);
•	the deduction of applicable premium taxes; and
•	the date the contract was issued.
Assumed Investment Return
An assumed investment return is the net investment return required to maintain level variable annuity payments. Nationwide uses a 3.5% assumed investment return factor. Therefore, if the net investment performance of each Sub-Account in which the Contract Owner invests exactly equals 3.5% for every payment period, then each payment will be the same amount. To the extent that investment performance is not equal to 3.5% for given payment periods, the amount of the payments in those periods will not be the same. Payments will increase from one payment date to the next if the annualized net rate of return is greater than 3.5% during that time. Conversely, payments will decrease from one payment to the next if the annualized net rate of return is less than 3.5% during that time.
Nationwide uses the assumed investment rate of return to determine the amount of the first variable annuity payment.
Subsequent Variable Annuity Payments
Variable annuity payments after the first will vary with the performance of the Sub-Accounts chosen by the Contract Owner after the investment performance is adjusted by the assumed investment return factor.
3

The dollar amount of each subsequent variable annuity payment is determined by taking the portion of the first annuity payment funded by a particular Sub-Account divided by the Annuity Unit value for that Sub-Account as of the Annuitization Date. This establishes the number of Annuity Units provided by each Sub-Account for each variable annuity payment after the first.
The number of Annuity Units comprising each variable annuity payment, on a Sub-Account basis, will remain constant, unless the Contract Owner transfers value from one Sub-Account to another. After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
The number of Annuity Units for each Sub-Account is multiplied by the Annuity Unit value for that Sub-Account for the Valuation Period for which the payment is due. The sum of these results for all the Sub-Accounts in which the Contract Owner invests establishes the dollar amount of the variable annuity payment.
Subsequent variable annuity payments may be more or less than the previous variable annuity payment, depending on whether the net investment performance of the elected Sub-Accounts is greater or lesser than the assumed investment return.
Value of an Annuity Unit
Annuity Unit values for Sub-Accounts are determined by:
(1)	multiplying the Annuity Unit value for each Sub-Account for the immediately preceding Valuation Period by the Net Investment Factor for the Sub-Account for the subsequent Valuation Period; and then
(2)	multiplying the result from (1) by a factor to neutralize the assumed investment return factor.
The Net Investment Factor for any particular Sub-Account on or after the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily Variable Account charges applicable to the contract.
Based on the change in the Net Investment Factor, the value of an Annuity Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Annuity Units will not change as a result of investment experience, the value of an Annuity Unit may increase or decrease from Valuation Period to Valuation Period.
4

NATIONWIDE

VARIABLE

ACCOUNT-9

Annual Report

To

Contract Owners

December 31, 2021

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

Contract Owners of Nationwide Variable Account-9:

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of the sub-accounts listed in the Appendix that comprise the Nationwide Variable Account-9 (the Separate Account) as of the date listed in the Appendix, the related statements of operations for the year or period listed in the Appendix and changes in contract owners’ equity for the years or periods listed in the Appendix, and the related notes including the financial highlights in Note 6 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of the date listed in the Appendix, the results of its operations for the year or period listed in the Appendix and the changes in its contract owners’ equity for the years or periods listed in the Appendix, and the financial highlights for each of the years or periods in Note 6, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2021, by correspondence with the transfer agent of the underlying mutual funds or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/    KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more Nationwide Life Insurance Company separate account investment companies, however we are aware that we have served as the auditor of one or more Nationwide Life Insurance Company separate account investment companies since at least 1981.

Columbus, Ohio

April 4, 2022

Appendix

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for each of the years in the two-year period then ended.

AB FUNDS

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B (ALVDAB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B (ALVGIB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B (ALVPGB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B (ALVSVB)

AMERICAN CENTURY INVESTORS, INC.

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I (ACVI)

American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I (ACVIG)

American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class II (ACVIG2)

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I (ACVMV1)

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II (ACVMV2)

American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class I (ACVU1)

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I (ACVV)

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II (ACVV2)

BLACKROCK FUNDS

BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III (BRVED3)

BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III (BRVHY3)

BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III (BRVTR3)

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III (MLVGA3)

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)

BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares (DCAPS)

BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares (DSC)

BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Service Shares (DSRGS)

BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares (DVMCSS)

BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)

COLUMBIA FUNDS MANAGEMENT COMPANY

Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 (CLVHY2) (1)

DELAWARE FUNDS BY MACQUARIE

Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class (DWVSVS)

EATON VANCE FUNDS

Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class (ETVFR)

3

FEDERATED HERMES, INC.

Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Service Shares (FHIBS)

Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)

Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares (FQBS)

Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares (FVU2S)

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 (FB2)

Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class 2 (FC2)

Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class (FCS)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 (FEI2)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class (FEIS)

Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 (FEMS2)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class (FF10S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 (FF10S2)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class (FF20S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 (FF20S2)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 (FF30S2)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 (FG2)

Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 (FGI2)

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class (FGOS)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class (FGS)

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class (FHIS)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 (FMC2)

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 (FO2)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class (FOS)

Fidelity Variable Insurance Products - VIP Real Estate Portfolio: Service Class 2 (FRESS2)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 (FVSS2)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)

Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)

Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 (FTVRD2)

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 (FTVSV2)

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)

4

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Goldman Sachs Variable Insurance Trust - Goldman Sachs Trend Driven Allocation Fund: Service Shares (GVGMNS) (1)

Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)

GUGGENHEIM INVESTMENTS

Guggenheim Variable Fund - Multi-Hedge Strategies (RVARS)

Guggenheim Variable Funds Trust - Series D (World Equity Income Series) (SBLD)

Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series) (SBLJ)

Guggenheim Variable Funds Trust - Series N (Managed Asset Allocation Series) (SBLN)

Guggenheim Variable Funds Trust - Series O (All Cap Value Series) (SBLO)

Guggenheim Variable Funds Trust - Series P (High Yield Series) (SBLP)

Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) (SBLQ)

Guggenheim Variable Funds Trust - Series V (SMid Cap Value Series) (SBLV)

Guggenheim Variable Funds Trust - Series X (StylePlus - Small Growth Series) (SBLX)

Guggenheim Variable Funds Trust - Series Y (StylePlus - Large Growth Series) (SBLY)

INVESCO INVESTMENTS

Invesco - Invesco V.I. Comstock Fund: Series II Shares (ACC2)

Invesco - Invesco V.I. American Franchise Fund: Series I Shares (ACEG)

Invesco - Invesco V.I. American Franchise Fund: Series II Shares (ACEG2)

Invesco - Invesco V.I. Core Equity Fund: Series II Shares (AVCE2)

Invesco - Invesco V.I. Core Equity Fund: Series I Shares (AVGI)

Invesco - Invesco V.I. Health Care Fund: Series I Shares (IVHS)

Invesco - Invesco V.I. Equity and Income Fund: Series I Shares (IVKEI1)

Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares (IVMCC2) (1)

Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares (IVRE)

Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I (OVAG) (1)

Invesco - Invesco V.I. Main Street Fund: Series I (OVGI) (1)

Invesco - Invesco V.I. Main Street Fund: Series II (OVGIS) (1)

Invesco - Invesco V.I. Capital Appreciation Fund: Series I (OVGR) (1)

Invesco - Invesco V.I. Global Fund: Series I (OVGS) (1)

Invesco - Invesco V.I. Global Fund: Series II (OVGSS) (1)

Invesco Oppenheimer V.I. International Growth Fund: Series II (OVIGS)

Invesco - Invesco V.I. Global Strategic Income Fund: Series I (OVSB) (1)

Invesco - Invesco V.I. Global Strategic Income Fund: Series II (OVSBS) (1)

Invesco - Invesco V.I. Main Street Small Cap Fund: Series I (OVSC) (1)

Invesco - Invesco V.I. Main Street Small Cap Fund: Series II (OVSCS) (1)

IVY INVESTMENTS

Ivy Variable Insurance Portfolios - Delaware Ivy Asset Strategy: Class II (WRASP) (1)

Ivy Variable Insurance Portfolios - Delaware Ivy Corporate Bond: Class II (WRBDP) (1)

Ivy Variable Insurance Portfolios - Delaware Ivy Balanced: Class II (WRBP) (1)

Ivy Variable Insurance Portfolios - Delaware Ivy Core Equity: Class II (WRCEP) (1)

Ivy Variable Insurance Portfolios - Delaware Ivy Global Equity Income: Class II (WRDIV) (1)

Ivy Variable Insurance Portfolios - Delaware Ivy Energy: Class II (WRENG) (1)

Ivy Variable Insurance Portfolios - Delaware Ivy Global Bond: Class II (WRGBP) (1)

Ivy Variable Insurance Portfolios - Delaware Ivy Natural Resources: Class II (WRGNR) (1)

5

Ivy Variable Insurance Portfolios - Delaware Ivy Growth: Class II (WRGP) (1)

Ivy Variable Insurance Portfolios - Delaware Ivy High Income: Class II (WRHIP) (1)

Ivy Variable Insurance Portfolios - Delaware Ivy International Core Equity: Class II (WRI2P) (1)

Ivy Variable Insurance Portfolios - Delaware Ivy Global Growth: Class II (WRIP) (1)

Ivy Variable Insurance Portfolios - Delaware Ivy Limited-Term Bond: Class II (WRLTBP) (1)

Ivy Variable Insurance Portfolios - Delaware Ivy Mid Cap Growth: Class II (WRMCG) (1)

Ivy Variable Insurance Portfolios - Delaware Ivy Government Money Market: Class II (WRMMP) (1)

Ivy Variable Insurance Portfolios - Delaware Ivy Securian Real Estate Securities: Class II (WRRESP) (1)

Ivy Variable Insurance Portfolios - Delaware Ivy Small Cap Growth: Class II (WRSCP) (1)

Ivy Variable Insurance Portfolios - Delaware Ivy Small Cap Core: Class II (WRSCV) (1)

Ivy Variable Insurance Portfolios - Delaware Ivy Science and Technology: Class II (WRSTP) (1)

Ivy Variable Insurance Portfolios - Delaware Ivy Value: Class II (WRVP) (1)

J.P. MORGAN INVESTMENT MANAGEMENT INC.

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 (JPMMV1)

JANUS HENDERSON INVESTORS

Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares (JABS)

Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares (JACAS)

Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares (JAFBS)

Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)

Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (JAIGS)

LAZARD FUNDS

Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)

LORD ABBETT FUNDS

Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class (M2IGSS)

MFS(R) Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class (MMCGSC)

MFS(R) Variable Insurance Trust - MFS New Discovery Series: Service Class (MNDSC)

MFS(R) Variable Insurance Trust - MFS Value Series: Service Class (MVFSC)

MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Service Class (MVIGSC)

MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)

MORGAN STANLEY

Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I (MSEM)

Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II (MSGI2)

Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II (MSVF2)

Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I (MSVFI)

Morgan Stanley Variable Insurance Fund, Inc. - Discovery Portfolio: Class I (MSVMG)

Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class I (MSVRE)

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II (DTRTFB) (1)

Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class I (EIF) (1)

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class II (GBF2)

6

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II (GEM2)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)

Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II (GVAAA2) (1)

Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II (GVABD2) (1)

Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II (GVAGG2) (1)

Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II (GVAGI2) (1)

Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II (GVAGR2) (1)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class II (GVEX2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII (GVIX8)

Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I (HIBF) (1)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)

Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I (MSBF) (1)

Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II (NAMAA2)

Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II (NAMGI2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II (NCPG2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II (NCPGI2)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class I (NVAMV1) (1)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class II (NVAMV2) (1)

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II (NVCBD2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II (NVCCA2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II (NVCCN2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II (NVCMA2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II (NVCMC2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II (NVCMD2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II (NVCRA2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II (NVCRB2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)

Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class II (NVLCP2) (1)

7

Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II (NVMGA2) (1)

Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I (NVMIG1)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II (NVMLG2)

Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class I (NVMMG1) (1)

Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class II (NVMMG2) (1)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)

Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class I (NVNMO1) (1)

Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II (NVNMO2) (1)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Sustainable U.S. Equity Fund: Class I (NVNSR1) (1)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I (NVOLG1) (1)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class II (NVOLG2) (1)

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)

Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II (NVSIX2)

Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II (NVSTB2)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (NVTIV3)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II (SCF2)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II (SCGF2)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II (SCVF2)

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF)

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II (TRF2)

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares (AMCG)

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)

Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)

Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares (AMTB)

PIMCO FUNDS

PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class (PMVAAD)

PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class (PMVEBD)

PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Advisor Class (PMVFAD)

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class (PMVLAD)

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class (PMVRRA)

PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class (PMVSTA)

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)

PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class (PMVTRD)

PUTNAM INVESTMENTS

Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB (PVEIB) (1)

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)

8

ROYCE CAPITAL FUNDS

Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class (ROCMC)

T. ROWE PRICE

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Trust - Emerging Markets Fund: Initial Class (VWEM)

VanEck VIP Trust - Global Resources Fund: Initial Class (VWHA) (1)

VanEck VIP Trust - Global Resources Fund: Class S (VWHAS) (1)

VIRTUS MUTUAL FUNDS

Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A (VRVDRA)

WELLS FARGO FUNDS

Allspring Variable Trust - VT Opportunity Fund: Class 2 (SVOF) (1)

Allspring Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG) (1)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, and the related statements of operations and changes in contract owners’ equity for the period from November 16, 2021 (inception) to December 31, 2021.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II (NVMM2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, and the related statements of operations and changes in contract owners’ equity for the period from November 12, 2021 (inception) to December 31, 2021.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class I (NVLCP1) (1)

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II (MCIF2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, and the related statements of operations and changes in contract owners’ equity for the period from September 27, 2021 (inception) to December 31, 2021.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class P (NVLCPP)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, and the related statements of operations and changes in contract owners’ equity for the period from May 5, 2021 (inception) to December 31, 2021.

MORGAN STANLEY

Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio: Class II (MSVEG2)

9

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, and the related statements of operations and changes in contract owners’ equity for the period from March 18, 2021 (inception) to December 31, 2021.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2021 and the period from October 16, 2020 (inception) to December 31, 2020.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z (NVMIVZ)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2021 and the period from September 11, 2020 (inception) to December 31, 2020.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust    NVIT BNY Mellon Dynamic U.S. Equity Income: Class X (NVAMVX) (1)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class Z (NVAMVZ) (1)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2021 and the period from August 7, 2020 (inception) to December 31, 2020.

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust II - MFS Research International Portfolio: Service Class (MV2RIS)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2021 and the period from July 7, 2020 (inception) to December 31, 2020.

PUTNAM INVESTMENTS

Putnam Variable Trust - Putnam VT International Value Fund: Class IB (PVIGIB)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2021 and the period from June 4, 2020 (inception) to December 31, 2020.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)

10

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2021 and the period from June 2, 2020 (inception) to December 31, 2020.

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class (MV3MVS)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2021 and the period from April 30, 2020 (inception) to December 31, 2020.

INVESCO INVESTMENTS

Invesco – Invesco V.I. Discovery Mid Cap Growth Fund: Series II (OVAG2) (1)

Statement of operations for the period from January 1, 2021 to December 16, 2021 (liquidation) and the statements of changes in contract owners’ equity for the period from January 1, 2021 to December 16, 2021 (liquidation) and the year ended December 31, 2020.

RATIONAL FUNDS

Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund (HVSIT)

(1)	See Note 1 to the financial statements for the former name of the sub-account.

11

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2021

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
ALVGIB	16,037	$466,184	$579,264	$-	$579,264	$21	$579,243	$566,488	$12,755	$579,243
ALVIVB	2,041	32,205	31,883	-	31,883	14	31,869	31,869	-	31,869
ALVPGB	12,123	732,841	1,038,576	-	1,038,576	34	1,038,542	1,038,542	-	1,038,542
ALVSVB	238,950	4,559,870	5,536,472	44	5,536,516	-	5,536,516	5,035,485	501,031	5,536,516
ACVI	90,804	985,892	1,349,345	7	1,349,352	-	1,349,352	1,335,499	13,853	1,349,352
ACVIG	5,044,379	46,515,175	54,075,743	-	54,075,743	1,298	54,074,445	53,744,686	329,759	54,074,445
ACVIG2	66,081	622,158	708,385	76	708,461	-	708,461	703,177	5,284	708,461
ACVIP2	1,775,956	18,568,802	20,281,414	-	20,281,414	44	20,281,370	19,511,187	770,183	20,281,370
ACVMV1	564,641	11,374,132	14,127,317	-	14,127,317	35	14,127,282	14,119,589	7,693	14,127,282
ACVMV2	25,374	489,437	635,608	16	635,624	-	635,624	-	635,624	635,624
ACVU1	2,015	30,653	63,240	11	63,251	-	63,251	63,232	19	63,251
ACVV	117,039	1,177,442	1,599,922	-	1,599,922	1,513	1,598,409	1,570,824	27,585	1,598,409
ACVV2	15,683	208,549	214,701	-	214,701	6	214,695	214,695	-	214,695
BRVED3	347,118	4,102,775	4,214,015	-	4,214,015	52	4,213,963	4,213,963	-	4,213,963
BRVHY3	4,093,713	31,219,270	31,071,283	27,891	31,099,174	-	31,099,174	31,099,174	-	31,099,174
BRVTR3	393,325	4,849,526	4,653,030	4,280	4,657,310	-	4,657,310	4,657,310	-	4,657,310
MLVGA3	1,610,278	22,913,285	23,155,801	-	23,155,801	21	23,155,780	23,043,143	112,637	23,155,780
DCAP	2,183	114,138	117,267	-	117,267	22,875	94,392	164	94,228	94,392
DSC	93	3,770	5,355	-	5,355	12	5,343	5,343	-	5,343
DSIF	4,546,808	196,022,762	353,787,103	-	353,787,103	21,330	353,765,773	349,726,688	4,039,085	353,765,773
DSRG	805,248	29,497,955	46,768,793	-	46,768,793	492	46,768,301	46,665,916	102,385	46,768,301
DSRGS	347	11,486	19,803	-	19,803	21	19,782	19,782	-	19,782
DVMCSS	66,065	1,199,168	1,627,836	-	1,627,836	77	1,627,759	1,627,759	-	1,627,759
DVSCS	932,344	15,842,453	21,956,704	-	21,956,704	142	21,956,562	21,590,140	366,422	21,956,562
CLVHY2	92,426	621,053	625,722	-	625,722	20	625,702	625,702	-	625,702
DWVSVS	70,885	2,381,869	3,208,242	-	3,208,242	121	3,208,121	3,208,121	-	3,208,121
ETVFR	968,745	8,843,823	8,805,888	-	8,805,888	63	8,805,825	8,805,825	-	8,805,825
FHIBS	128,754	797,389	817,590	98	817,688	-	817,688	816,274	1,414	817,688
FQB	3,741,061	41,525,365	42,124,342	-	42,124,342	664	42,123,678	41,735,584	388,094	42,123,678
FQBS	96,611	1,084,845	1,084,945	3	1,084,948	-	1,084,948	1,080,602	4,346	1,084,948
FVU2S	6,618	69,585	85,376	-	85,376	5	85,371	85,371	-	85,371
FB2	955,338	20,263,655	23,424,887	35	23,424,922	-	23,424,922	23,424,922	-	23,424,922
FC2	45,724	2,029,025	2,400,949	-	2,400,949	74	2,400,875	2,400,875	-	2,400,875
FCS	350,043	11,721,920	18,902,319	-	18,902,319	2,103	18,900,216	18,871,957	28,259	18,900,216
FEI2	103,242	2,216,091	2,608,918	-	2,608,918	70	2,608,848	2,607,944	904	2,608,848
FEIS	6,358,301	139,660,468	165,125,081	-	165,125,081	12,623	165,112,458	162,801,966	2,310,492	165,112,458
FEMS2	115,389	1,747,908	1,451,587	-	1,451,587	80	1,451,507	1,451,507	-	1,451,507

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2021

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
FF10S	616,295	8,206,683	8,893,137	-	8,893,137	110	8,893,027	8,893,027	-	8,893,027
FF10S2	805	10,844	11,536	-	11,536	290	11,246	-	11,246	11,246
FF20S	764,627	10,264,337	11,752,316	-	11,752,316	15	11,752,301	11,714,271	38,030	11,752,301
FF20S2	8,168	97,622	125,051	5	125,056	-	125,056	-	125,056	125,056
FF30S	570,387	8,604,761	10,198,527	-	10,198,527	58	10,198,469	10,190,321	8,148	10,198,469
FF30S2	7,085	97,472	126,187	80	126,267	-	126,267	-	126,267	126,267
FG2	38,947	3,333,351	3,872,151	133	3,872,284	-	3,872,284	3,870,914	1,370	3,872,284
FGI2	77,886	1,700,799	1,979,853	-	1,979,853	72	1,979,781	1,979,781	-	1,979,781
FGOS	28,918	1,256,886	2,286,276	2,037	2,288,313	-	2,288,313	2,288,313	-	2,288,313
FGS	2,446,117	174,812,061	248,770,075	-	248,770,075	32,875	248,737,200	247,285,845	1,451,355	248,737,200
FHIS	5,821,215	30,682,265	30,328,532	479	30,329,011	-	30,329,011	30,115,892	213,119	30,329,011
FIGBS	2,244,375	29,266,961	29,580,862	-	29,580,862	10,476	29,570,386	28,846,305	724,081	29,570,386
FMC2	28,987	926,995	1,141,791	-	1,141,791	509	1,141,282	-	1,141,282	1,141,282
FMCS	546,355	18,423,089	22,198,410	-	22,198,410	1,944	22,196,466	22,137,075	59,391	22,196,466
FNRS2	461,996	5,720,313	7,248,719	-	7,248,719	140	7,248,579	7,211,974	36,605	7,248,579
FO2	36,398	781,520	1,053,346	63	1,053,409	-	1,053,409	1,051,120	2,289	1,053,409
FOS	912,757	19,313,439	26,588,601	-	26,588,601	937	26,587,664	26,284,150	303,514	26,587,664
FRESS2	38,666	834,332	903,246	-	903,246	77	903,169	903,169	-	903,169
FVSS	566,039	7,885,409	9,254,731	-	9,254,731	642	9,254,089	9,109,113	144,976	9,254,089
FVSS2	16,280	220,463	270,090	-	270,090	12	270,078	270,078	-	270,078
FTVDM2	280,684	2,901,783	2,994,900	-	2,994,900	231	2,994,669	2,910,897	83,772	2,994,669
FTVFA2	522,933	3,159,774	3,116,680	1	3,116,681	-	3,116,681	3,090,156	26,525	3,116,681
FTVGI2	891,691	14,296,006	11,707,901	-	11,707,901	59	11,707,842	11,630,670	77,172	11,707,842
FTVIS2	1,643,396	24,747,503	27,543,316	-	27,543,316	477	27,542,839	27,086,102	456,737	27,542,839
FTVRD2	17,707	447,565	627,168	2	627,170	-	627,170	-	627,170	627,170
FTVSV2	483,376	7,240,489	8,478,416	-	8,478,416	155	8,478,261	8,171,030	307,231	8,478,261
TIF2	194,843	2,668,391	2,647,918	-	2,647,918	211	2,647,707	2,526,979	120,728	2,647,707
GVGMNS	3,023	37,527	38,875	-	38,875	7	38,868	38,868	-	38,868
GVMSAS	10,820	107,201	105,599	-	105,599	14	105,585	105,585	-	105,585
RVARS	25,763	663,660	695,868	-	695,868	29	695,839	695,839	-	695,839
SBLD	11,466	151,876	203,408	-	203,408	75	203,333	203,333	-	203,333
SBLJ	1,785	104,434	127,055	-	127,055	188	126,867	126,867	-	126,867
SBLN	19,675	606,207	685,091	-	685,091	92	684,999	684,999	-	684,999
SBLO	6,863	232,959	264,439	-	264,439	517	263,922	263,922	-	263,922
SBLP	10,989	310,742	302,852	41	302,893	-	302,893	302,893	-	302,893
SBLQ	13,302	543,448	621,056	-	621,056	528	620,528	620,528	-	620,528
SBLV	18,969	1,325,490	1,576,553	11	1,576,564	-	1,576,564	1,576,564	-	1,576,564

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2021

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
SBLX	1,843	68,538	84,773	-	84,773	106	84,667	84,667	-	84,667
SBLY	6,852	143,843	180,767	-	180,767	7	180,760	180,760	-	180,760
ACC2	126,930	2,212,706	2,671,868	-	2,671,868	3	2,671,865	2,667,850	4,015	2,671,865
ACEG	220	15,576	19,508	-	19,508	18	19,490	19,490	-	19,490
AVCE2	13,485	430,332	506,644	-	506,644	56	506,588	506,588	-	506,588
AVGI	72	2,359	2,739	-	2,739	11	2,728	2,728	-	2,728
IVHS	13,763	391,917	466,019	-	466,019	192	465,827	465,827	-	465,827
IVKEI1	21,394	381,958	442,639	-	442,639	23	442,616	442,616	-	442,616
IVMCC2	16,072	166,059	201,698	-	201,698	26	201,672	201,672	-	201,672
IVRE	12,445	207,326	223,884	-	223,884	191	223,693	223,693	-	223,693
OVAG	659,064	54,004,975	75,548,556	-	75,548,556	647	75,547,909	75,404,576	143,333	75,547,909
OVAG2	21,373	1,866,472	2,217,620	-	2,217,620	57	2,217,563	2,125,073	92,490	2,217,563
OVGI	10,792	375,597	386,667	-	386,667	32,887	353,780	-	353,780	353,780
OVGR	58,836	3,309,261	4,816,298	-	4,816,298	1,533	4,814,765	4,808,639	6,126	4,814,765
OVGS	1,847,135	75,799,538	105,693,086	-	105,693,086	1,026	105,692,060	104,338,325	1,353,735	105,692,060
OVGSS	15,667	600,201	880,155	23	880,178	-	880,178	878,057	2,121	880,178
OVIGS	424,529	1,097,758	1,299,059	-	1,299,059	46	1,299,013	1,299,013	-	1,299,013
OVSB	540,376	2,616,789	2,404,674	-	2,404,674	123	2,404,551	2,404,551	-	2,404,551
OVSBS	145,753	744,013	671,921	-	671,921	36	671,885	660,332	11,553	671,885
OVSC	249,174	6,138,429	7,841,516	-	7,841,516	488	7,841,028	7,833,696	7,332	7,841,028
OVSCS	3,872	88,901	119,386	-	119,386	-	119,386	-	119,386	119,386
WRASP	5,637,538	54,386,223	57,439,749	116	57,439,865	-	57,439,865	57,299,516	140,349	57,439,865
WRBDP	5,733,738	31,078,519	32,288,971	-	32,288,971	5	32,288,966	32,258,294	30,672	32,288,966
WRBP	5,571	52,382	52,301	-	52,301	16	52,285	-	52,285	52,285
WRCEP	5,090,209	58,499,847	90,051,398	150	90,051,548	-	90,051,548	89,887,570	163,978	90,051,548
WRDIV	1,270,038	8,032,530	8,748,660	-	8,748,660	162	8,748,498	8,748,498	-	8,748,498
WRENG	383,560	1,588,863	1,331,836	-	1,331,836	64	1,331,772	1,331,772	-	1,331,772
WRGBP	388,231	1,951,624	1,951,521	-	1,951,521	67	1,951,454	1,951,454	-	1,951,454
WRGNR	664,676	2,856,038	2,735,341	-	2,735,341	43	2,735,298	2,730,313	4,985	2,735,298
WRGP	8,936,895	94,730,350	132,721,835	1,095	132,722,930	-	132,722,930	132,179,684	543,246	132,722,930
WRHIP	10,966,963	37,180,801	37,206,517	93	37,206,610	-	37,206,610	37,034,951	171,659	37,206,610
WRI2P	490,344	7,851,615	9,057,878	93	9,057,971	-	9,057,971	9,045,227	12,744	9,057,971
WRIP	4,264,049	14,110,088	20,525,853	5	20,525,858	-	20,525,858	20,479,962	45,896	20,525,858
WRLTBP	880,531	4,351,763	4,305,266	-	4,305,266	71	4,305,195	4,305,195	-	4,305,195
WRMCG	1,327,425	17,654,953	23,683,658	359	23,684,017	-	23,684,017	23,676,512	7,505	23,684,017
WRMMP	13,458,441	13,458,441	13,458,441	-	13,458,441	9	13,458,432	13,412,685	45,747	13,458,432
WRRESP	602,003	4,404,374	5,880,367	-	5,880,367	35	5,880,332	5,862,091	18,241	5,880,332

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2021

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
WRSCP	3,727,416	36,061,520	40,768,610	-	40,768,610	20	40,768,590	40,737,501	31,089	40,768,590
WRSCV	335,853	4,934,917	5,618,045	-	5,618,045	57	5,617,988	5,617,988	-	5,617,988
WRSTP	2,488,005	66,808,032	73,410,824	1,339	73,412,163	-	73,412,163	73,319,209	92,954	73,412,163
WRVP	403	3,272	3,319	12	3,331	-	3,331	-	3,331	3,331
JPMMV1	1,067,339	11,451,892	14,238,299	-	14,238,299	216	14,238,083	14,238,083	-	14,238,083
JABS	10,687	537,082	567,905	-	567,905	3	567,902	518,345	49,557	567,902
JACAS	2,226,812	83,511,643	126,126,628	-	126,126,628	104	126,126,524	124,893,446	1,233,078	126,126,524
JAFBS	189,103	2,560,564	2,509,393	-	2,509,393	84	2,509,309	2,509,309	-	2,509,309
JAGTS	2,919,395	42,046,753	61,044,558	-	61,044,558	2,497	61,042,061	60,919,569	122,492	61,042,061
JAIGS	964,918	31,206,932	39,580,952	-	39,580,952	429	39,580,523	39,453,540	126,983	39,580,523
LZREMS	76,642	1,685,776	1,675,405	-	1,675,405	68	1,675,337	1,675,337	-	1,675,337
LOVTRC	75,661	1,304,140	1,274,892	-	1,274,892	41	1,274,851	1,274,851	-	1,274,851
M2IGSS	10,467	212,929	283,353	33	283,386	-	283,386	-	283,386	283,386
MMCGSC	61,417	598,448	640,575	-	640,575	20	640,555	640,555	-	640,555
MNDSC	177,862	3,694,907	3,528,784	12	3,528,796	-	3,528,796	3,528,796	-	3,528,796
MV2RIS	24,319	442,542	458,170	-	458,170	8	458,162	458,162	-	458,162
MV3MVS	33,352	329,652	365,208	-	365,208	16	365,192	365,192	-	365,192
MVFSC	1,223,225	23,082,905	29,553,125	-	29,553,125	811	29,552,314	29,096,148	456,166	29,552,314
MVIGSC	20,821	307,595	344,591	-	344,591	29	344,562	344,562	-	344,562
MVIVSC	532,798	13,699,194	19,692,231	-	19,692,231	419	19,691,812	19,646,876	44,936	19,691,812
MSEM	427,527	3,360,209	3,078,196	-	3,078,196	63	3,078,133	3,036,402	41,731	3,078,133
MSGI2	202,373	1,580,581	1,673,626	-	1,673,626	47	1,673,579	1,673,579	-	1,673,579
MSVEG2	25,579	1,434,282	1,238,541	-	1,238,541	16	1,238,525	1,238,525	-	1,238,525
MSVF2	52,665	603,316	556,143	-	556,143	3	556,140	503,773	52,367	556,140
MSVFI	592,960	6,616,826	6,208,294	-	6,208,294	24	6,208,270	6,208,270	-	6,208,270
MSVMG	9,259	143,161	157,781	2,338	160,119	-	160,119	160,119	-	160,119
MSVRE	28,059	529,221	658,552	-	658,552	14	658,538	648,455	10,083	658,538
DTRTFB	71,314	713,637	704,580	-	704,580	11	704,569	704,569	-	704,569
EIF	894,146	15,758,206	20,377,584	441	20,378,025	-	20,378,025	19,899,264	478,761	20,378,025
GBF	5,725,783	64,107,126	62,239,265	25	62,239,290	-	62,239,290	61,456,813	782,477	62,239,290
GBF2	91,920	1,006,459	995,496	-	995,496	6	995,490	992,315	3,175	995,490
GEM	797,495	9,727,225	10,957,581	-	10,957,581	145	10,957,436	10,870,250	87,186	10,957,436
GEM2	14,838	175,777	200,612	-	200,612	30	200,582	200,582	-	200,582
GIG	1,143,122	12,172,934	14,574,806	90	14,574,896	-	14,574,896	14,514,780	60,116	14,574,896
GVAAA2	3,275,562	88,080,326	98,594,402	-	98,594,402	75	98,594,327	95,833,955	2,760,372	98,594,327
GVABD2	970,349	11,562,999	11,867,368	9	11,867,377	-	11,867,377	11,667,595	199,782	11,867,377
GVAGG2	578,390	18,043,599	26,328,309	-	26,328,309	35	26,328,274	26,079,856	248,418	26,328,274

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2021

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
GVAGI2	373,571	20,264,514	25,343,083	11	25,343,094	-	25,343,094	24,369,352	973,742	25,343,094
GVAGR2	395,134	36,471,207	57,100,840	-	57,100,840	81	57,100,759	55,758,246	1,342,513	57,100,759
GVDMA	4,864,560	60,085,157	71,509,030	584	71,509,614	-	71,509,614	66,921,798	4,587,816	71,509,614
GVDMC	2,566,608	28,686,981	30,491,298	-	30,491,298	15	30,491,283	28,596,361	1,894,922	30,491,283
GVEX1	38,587	893,387	1,078,125	-	1,078,125	17	1,078,108	1,078,108	-	1,078,108
GVEX2	1,526,681	30,396,051	42,350,132	61	42,350,193	-	42,350,193	42,299,472	50,721	42,350,193
GVIDA	2,217,887	27,757,676	32,846,902	-	32,846,902	55,914	32,790,988	31,308,139	1,482,849	32,790,988
GVIDC	1,803,198	18,156,567	19,366,349	-	19,366,349	12	19,366,337	18,938,684	427,653	19,366,337
GVIDM	9,338,831	110,879,862	122,712,241	592	122,712,833	-	122,712,833	114,727,965	7,984,868	122,712,833
GVIX8	477,825	4,628,140	5,308,638	9	5,308,647	-	5,308,647	5,308,647	-	5,308,647
HIBF	3,673,052	24,091,461	24,058,489	-	24,058,489	63	24,058,426	23,688,129	370,297	24,058,426
IDPG2	46,450	518,298	600,133	-	600,133	20	600,113	600,113	-	600,113
IDPGI2	4,626	51,440	55,378	2	55,380	-	55,380	55,380	-	55,380
MCIF	3,032,908	69,069,369	83,920,556	1,371	83,921,927	-	83,921,927	83,174,906	747,021	83,921,927
MCIF2	97,917	2,751,063	2,670,194	11	2,670,205	-	2,670,205	2,670,205	-	2,670,205
MSBF	2,951,566	27,270,256	27,006,829	487	27,007,316	-	27,007,316	26,668,339	338,977	27,007,316
NAMAA2	167,424	1,939,770	2,271,949	-	2,271,949	49	2,271,900	2,271,900	-	2,271,900
NAMGI2	22,119	268,590	320,061	-	320,061	13	320,048	320,048	-	320,048
NCPG2	13,136	141,207	170,773	-	170,773	12	170,761	170,761	-	170,761
NCPGI2	17,497	183,601	211,365	-	211,365	19	211,346	211,346	-	211,346
NVAMV1	6,000,966	97,412,901	119,239,201	1,528	119,240,729	-	119,240,729	117,794,275	1,446,454	119,240,729
NVAMV2	56,993	846,636	1,125,611	-	1,125,611	12	1,125,599	1,125,599	-	1,125,599
NVAMVX	905,061	12,966,174	17,956,407	-	17,956,407	95	17,956,312	17,956,312	-	17,956,312
NVAMVZ	112,101	1,509,723	2,199,412	28	2,199,440	-	2,199,440	1,950,926	248,514	2,199,440
NVCBD1	746,852	8,396,383	8,066,005	74	8,066,079	-	8,066,079	8,000,425	65,654	8,066,079
NVCBD2	20,356	230,262	219,034	-	219,034	13	219,021	219,021	-	219,021
NVCCA2	394,090	4,090,642	4,827,602	-	4,827,602	13	4,827,589	4,702,008	125,581	4,827,589
NVCCN2	766,171	7,887,004	8,688,384	997	8,689,381	-	8,689,381	8,420,801	268,580	8,689,381
NVCMA2	501,250	4,546,713	5,619,017	-	5,619,017	104	5,618,913	4,179,877	1,439,036	5,618,913
NVCMC2	460,257	4,991,975	5,546,095	4	5,546,099	-	5,546,099	5,488,867	57,232	5,546,099
NVCMD2	1,070,608	11,488,244	13,147,067	-	13,147,067	698	13,146,369	12,160,989	985,380	13,146,369
NVCRA2	286,940	2,893,287	3,727,346	-	3,727,346	30	3,727,316	3,727,316	-	3,727,316
NVCRB2	838,309	8,912,914	10,386,644	-	10,386,644	45	10,386,599	10,081,729	304,870	10,386,599
NVDBL2	450,793	6,993,182	7,816,747	3	7,816,750	-	7,816,750	7,720,422	96,328	7,816,750
NVDCA2	156,900	2,712,667	3,170,956	-	3,170,956	3	3,170,953	3,140,538	30,415	3,170,953
NVFIII	42,830	474,555	469,850	-	469,850	6	469,844	469,844	-	469,844
NVGEII	29,903	456,493	486,516	2	486,518	-	486,518	486,518	-	486,518

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2021

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
NVIE6	2,219	23,276	28,030	25	28,055	-	28,055	-	28,055	28,055
NVLCP1	120,803	1,412,088	1,388,031	340	1,388,371	-	1,388,371	1,388,371	-	1,388,371
NVLCP2	153,865	1,853,362	1,794,068	4	1,794,072	-	1,794,072	1,731,995	62,077	1,794,072
NVLCPP	1,042,837	12,242,531	12,034,341	22	12,034,363	-	12,034,363	12,034,363	-	12,034,363
NVMGA2	15,047	165,950	182,518	-	182,518	12	182,506	182,506	-	182,506
NVMIG1	3,258,349	35,636,687	37,666,514	21,749	37,688,263	-	37,688,263	37,440,827	247,436	37,688,263
NVMIVX	363,485	3,449,362	4,183,710	-	4,183,710	35	4,183,675	4,183,675	-	4,183,675
NVMIVZ	22,309	206,034	256,780	-	256,780	-	256,780	188,025	68,755	256,780
NVMLG1	2,592,641	25,676,896	27,170,878	26	27,170,904	-	27,170,904	26,638,679	532,225	27,170,904
NVMLG2	27,641	265,946	279,449	42	279,491	-	279,491	279,491	-	279,491
NVMM2	1,938,078	1,938,078	1,938,078	7	1,938,085	-	1,938,085	1,938,085	-	1,938,085
NVMMG1	7,498,228	82,155,021	86,679,516	94	86,679,610	-	86,679,610	85,882,412	797,198	86,679,610
NVMMG2	581,987	6,047,278	6,093,399	14	6,093,413	-	6,093,413	6,093,413	-	6,093,413
NVMMV2	4,990,008	46,718,310	47,854,178	-	47,854,178	1,504	47,852,674	47,706,555	146,119	47,852,674
NVNMO1	4,112,827	42,659,363	62,309,330	669	62,309,999	-	62,309,999	62,142,017	167,982	62,309,999
NVNMO2	35,226	477,572	524,161	1	524,162	-	524,162	524,162	-	524,162
NVNSR1	172,889	2,373,395	2,738,565	-	2,738,565	133	2,738,432	2,679,824	58,608	2,738,432
NVOLG1	25,625,609	485,581,492	615,783,392	93,257	615,876,649	-	615,876,649	607,946,844	7,929,805	615,876,649
NVOLG2	373,103	6,894,428	8,846,271	-	8,846,271	56	8,846,215	8,829,993	16,222	8,846,215
NVRE1	5,970,385	40,351,672	62,987,557	-	62,987,557	1,134	62,986,423	62,445,662	540,761	62,986,423
NVSIX2	394,586	3,397,654	3,997,160	45	3,997,205	-	3,997,205	3,997,205	-	3,997,205
NVSTB2	640,982	6,656,177	6,550,840	-	6,550,840	15	6,550,825	6,450,138	100,687	6,550,825
NVTIV3	102,989	1,155,443	1,194,669	-	1,194,669	75	1,194,594	1,158,576	36,018	1,194,594
SAM	128,435,920	128,435,919	128,435,920	388	128,436,308	-	128,436,308	126,515,334	1,920,974	128,436,308
SCF	3,501,845	67,099,158	90,662,759	-	90,662,759	472	90,662,287	89,879,594	782,693	90,662,287
SCF2	41,957	712,318	989,354	-	989,354	55	989,299	989,299	-	989,299
SCGF	1,313,771	21,671,763	26,104,636	-	26,104,636	224	26,104,412	25,985,962	118,450	26,104,412
SCGF2	17,257	254,987	296,650	62	296,712	-	296,712	296,188	524	296,712
SCVF	6,305,240	67,665,513	73,014,678	-	73,014,678	498	73,014,180	72,396,256	617,924	73,014,180
SCVF2	42,041	366,522	462,452	31	462,483	-	462,483	461,453	1,030	462,483
TRF	3,931,562	51,763,231	107,017,112	-	107,017,112	994	107,016,118	106,253,890	762,228	107,016,118
TRF2	12,319	227,533	333,608	-	333,608	18	333,590	333,590	-	333,590
AMCG	7,807	219,471	314,946	125	315,071	-	315,071	296,302	18,769	315,071
AMMCGS	39,944	1,369,503	1,438,778	-	1,438,778	2	1,438,776	1,431,677	7,099	1,438,776
AMSRS	185,405	4,470,315	6,865,550	-	6,865,550	43	6,865,507	6,826,693	38,814	6,865,507
AMTB	968,671	10,258,319	10,151,672	-	10,151,672	4	10,151,668	9,942,525	209,143	10,151,668
PMVAAD	262,396	2,821,607	3,059,532	-	3,059,532	111	3,059,421	3,059,421	-	3,059,421

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2021

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
PMVEBD	78,590	979,153	983,947	75	984,022	-	984,022	984,022	-	984,022
PMVFAD	142,317	1,428,820	1,305,042	-	1,305,042	77	1,304,965	1,266,911	38,054	1,304,965
PMVLAD	1,783,686	18,258,152	18,247,110	7	18,247,117	-	18,247,117	18,188,455	58,662	18,247,117
PMVRRA	47,094	607,420	658,848	525	659,373	-	659,373	659,373	-	659,373
PMVSTA	401,814	4,163,114	4,138,687	-	4,138,687	6	4,138,681	4,138,681	-	4,138,681
PMVTRD	2,050	22,099	22,059	-	22,059	22,059	-	-	-	-
PVEIB	31,241	899,436	962,833	-	962,833	33	962,800	949,929	12,871	962,800
PVIGIB	29,773	334,697	338,516	-	338,516	7	338,509	338,509	-	338,509
PVTIGB	6,566	108,109	112,009	2	112,011	-	112,011	112,011	-	112,011
ROCMC	26,905	279,277	397,390	-	397,390	424	396,966	396,966	-	396,966
TRHS2	669,150	29,775,363	40,945,295	-	40,945,295	26	40,945,269	40,765,240	180,029	40,945,269
VWEM	802,619	11,019,515	11,557,713	17	11,557,730	-	11,557,730	11,536,217	21,513	11,557,730
VWHA	181,015	5,262,578	4,816,805	-	4,816,805	36	4,816,769	4,797,281	19,488	4,816,769
VWHAS	195,895	3,915,760	4,993,371	-	4,993,371	20	4,993,351	4,993,014	337	4,993,351
VRVDRA	42,860	998,114	1,085,212	-	1,085,212	13	1,085,199	1,085,199	-	1,085,199
SVOF	5,046	128,189	177,313	167	177,480	-	177,480	137,950	39,530	177,480
WFVSCG	577,551	6,718,545	8,108,814	-	8,108,814	174	8,108,640	7,988,164	120,476	8,108,640

Total (unaudited)			$4,969,384,615	$165,004	$4,969,549,619	$243,283	$4,969,306,336	$4,901,998,623	$67,307,713	$4,969,306,336

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).
**

For all subaccounts not included herein but listed as an investment option in note 1(b), Total Assets and Contract Owners’ Equity at the end of the period are $0. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2021, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	Total (unaudited)	ALVDAB	ALVGIB	ALVIVB	ALVPGB	ALVSVB	ACVI	ACVIG
Reinvested dividends	$41,539,315	4,810	4,098	976	-	29,774	2,553	563,823
Mortality and expense risk charges (note 2)	(54,942,737)	(3,298)	(11,700)	(553)	(19,139)	(69,493)	(17,758)	(590,634)

Net investment income (loss)	(13,403,422)	1,512	(7,602)	423	(19,139)	(39,719)	(15,205)	(26,811)

Realized gain (loss) on investments	200,636,419	58,202	25,794	1,590	205,289	120,009	166,049	2,302,528
Change in unrealized gain (loss) on investments	325,087,786	(34,719)	121,273	(581)	(30,476)	1,213,395	(81,704)	444,256

Net gain (loss) on investments	525,724,205	23,483	147,067	1,009	174,813	1,333,404	84,345	2,746,784

Reinvested capital gains	266,937,749	-	-	-	74,327	-	45,195	7,673,088

Net increase (decrease) in contract owners’ equity resulting from operations	$779,258,532	24,995	139,465	1,432	230,001	1,293,685	114,335	10,393,061

Investment Activity*:	ACVIG2	ACVIP2	ACVMV1	ACVMV2	ACVU1	ACVV	ACVV2	BRVED3
Reinvested dividends	$5,808	627,212	157,502	6,237	-	26,039	2,894	58,768
Mortality and expense risk charges (note 2)	(13,296)	(229,227)	(153,664)	(10,525)	(1,051)	(16,032)	(2,184)	(50,485)

Net investment income (loss)	(7,488)	397,985	3,838	(4,288)	(1,051)	10,007	710	8,283

Realized gain (loss) on investments	12,893	138,666	345,145	13,307	2,167	74,910	23,411	247,228
Change in unrealized gain (loss) on investments	22,932	450,336	2,320,621	103,958	6,392	216,746	2,907	29,413

Net gain (loss) on investments	35,825	589,002	2,665,766	117,265	8,559	291,656	26,318	276,641

Reinvested capital gains	103,577	-	-	-	3,875	-	-	514,140

Net increase (decrease) in contract owners’ equity resulting from operations	$131,914	986,987	2,669,604	112,977	11,383	301,663	27,028	799,064

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	BRVHY3	BRVTR3	MLVGA3	DCAP	DCAPS	DSC	DSIF	DSRG
Reinvested dividends	$884,643	77,943	198,728	208,020	1,562	6	3,797,681	328,552
Mortality and expense risk charges (note 2)	(220,155)	(60,762)	(281,232)	(520,701)	(13,129)	(49)	(3,650,276)	(472,799)

Net investment income (loss)	664,488	17,181	(82,504)	(312,681)	(11,567)	(43)	147,405	(144,247)

Realized gain (loss) on investments	(89,547)	(35,095)	637,684	16,130,387	228,558	4	25,002,764	1,189,251
Change in unrealized gain (loss) on investments	(720,528)	(164,482)	(3,165,199)	(8,984,596)	(130,342)	763	39,794,897	7,858,096

Net gain (loss) on investments	(810,075)	(199,577)	(2,527,515)	7,145,791	98,216	767	64,797,661	9,047,347

Reinvested capital gains	88,194	16,461	3,877,221	5,213,888	72,396	-	14,852,675	966,087

Net increase (decrease) in contract owners’ equity resulting from operations	$(57,393)	(165,935)	1,267,202	12,046,998	159,045	724	79,797,741	9,869,187

Investment Activity*:	DSRGS	DVMCSS	DVSCS	CLVHY2	DWVSVS	ETVFR	FHIBS	FQB
Reinvested dividends	$255	7,009	157,443	31,565	18,732	218,155	37,718	1,125,795
Mortality and expense risk charges (note 2)	(597)	(17,449)	(253,566)	(6,591)	(33,569)	(85,960)	(14,752)	(513,189)

Net investment income (loss)	(342)	(10,440)	(96,123)	24,974	(14,837)	132,195	22,966	612,606

Realized gain (loss) on investments	6,876	1,853	979,989	29,285	(12,942)	(28,609)	(30,859)	110,473
Change in unrealized gain (loss) on investments	(1,171)	328,355	3,685,001	(29,427)	786,404	63,929	29,414	(2,255,511)

Net gain (loss) on investments	5,705	330,208	4,664,990	(142)	773,462	35,320	(1,445)	(2,145,038)

Reinvested capital gains	948	10,061	322,392	-	-	-	-	390,468

Net increase (decrease) in contract owners’ equity resulting from operations	$6,311	329,829	4,891,259	24,832	758,625	167,515	21,521	(1,141,964)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	FQBS	FVU2S	FB2	FC2	FCS	FEI2	FEIS	FEMS2
Reinvested dividends	$28,391	1,458	156,190	542	8,459	41,984	2,843,739	29,498
Mortality and expense risk charges (note 2)	(22,515)	(1,743)	(212,915)	(19,658)	(195,262)	(48,006)	(1,804,129)	(18,179)

Net investment income (loss)	5,876	(285)	(56,725)	(19,116)	(186,803)	(6,022)	1,039,610	11,319

Realized gain (loss) on investments	39,792	2,602	912,139	176,770	1,371,984	93,239	4,816,091	170,875
Change in unrealized gain (loss) on investments	(97,278)	10,990	728,936	(660)	715,093	156,360	10,159,138	(480,076)

Net gain (loss) on investments	(57,486)	13,592	1,641,075	176,110	2,087,077	249,599	14,975,229	(309,201)

Reinvested capital gains	10,973	-	1,410,652	270,372	2,191,536	292,339	17,763,077	182,276

Net increase (decrease) in contract owners’ equity resulting from operations	$(40,637)	13,307	2,995,002	427,366	4,091,810	535,916	33,777,916	(115,606)

Investment Activity*:	FF10S	FF10S2	FF20S	FF20S2	FF30S	FF30S2	FG2	FGI2
Reinvested dividends	$84,222	112	117,558	1,050	98,186	1,061	-	41,672
Mortality and expense risk charges (note 2)	(101,209)	-	(128,281)	(2,447)	(112,571)	(3,157)	(67,988)	(19,279)

Net investment income (loss)	(16,987)	112	(10,723)	(1,397)	(14,385)	(2,096)	(67,988)	22,393

Realized gain (loss) on investments	279,197	241	330,051	5,616	392,471	35,983	608,406	96,442
Change in unrealized gain (loss) on investments	(165,165)	(86)	(2,328)	(2,142)	289,815	(22,816)	(636,269)	155,576

Net gain (loss) on investments	114,032	155	327,723	3,474	682,286	13,167	(27,863)	252,018

Reinvested capital gains	322,747	507	629,349	6,729	423,085	7,493	803,747	77,199

Net increase (decrease) in contract owners’ equity resulting from operations	$419,792	774	946,349	8,806	1,090,986	18,564	707,896	351,610

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	FGOS	FGS	FHIS	FIGBS	FMC2	FMCS	FNRS2	FO2
Reinvested dividends	$-	-	1,599,860	611,554	3,954	108,161	146,528	3,364
Mortality and expense risk charges (note 2)	(26,459)	(2,647,337)	(421,924)	(361,888)	(63,507)	(240,205)	(64,246)	(18,784)

Net investment income (loss)	(26,459)	(2,647,337)	1,177,936	249,666	(59,553)	(132,044)	82,282	(15,420)

Realized gain (loss) on investments	267,491	19,738,099	505,977	453,861	1,008,966	579,912	(737,542)	67,508
Change in unrealized gain (loss) on investments	(214,532)	(19,526,299)	(381,105)	(2,225,439)	(304,805)	809,298	2,597,727	36,846

Net gain (loss) on investments	52,959	211,800	124,872	(1,771,578)	704,161	1,389,210	1,860,185	104,354

Reinvested capital gains	209,242	50,010,909	-	867,094	188,634	3,370,711	-	78,180

Net increase (decrease) in contract owners’ equity resulting from operations	$235,742	47,575,372	1,302,808	(654,818)	833,242	4,627,877	1,942,467	167,114

Investment Activity*:	FOS	FRESS2	FVSS	FVSS2	FTVDM2	FTVFA2	FTVGI2	FTVIS2
Reinvested dividends	$111,923	7,698	126,030	3,213	29,024	57,125	-	1,289,053
Mortality and expense risk charges (note 2)	(286,400)	(9,115)	(100,636)	(5,126)	(37,097)	(35,720)	(137,349)	(315,904)

Net investment income (loss)	(174,477)	(1,417)	25,394	(1,913)	(8,073)	21,405	(137,349)	973,149

Realized gain (loss) on investments	1,108,604	192,734	451,400	15,448	203,068	(79,532)	(661,152)	(105,900)
Change in unrealized gain (loss) on investments	1,524,403	25,718	979,331	36,661	(467,020)	375,511	21,738	3,042,181

Net gain (loss) on investments	2,633,007	218,452	1,430,731	52,109	(263,952)	295,979	(639,414)	2,936,281

Reinvested capital gains	1,936,088	5,030	740,818	21,140	66,517	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$4,394,618	222,065	2,196,943	71,336	(205,508)	317,384	(776,763)	3,909,430

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	FTVRD2	FTVSV2	TIF2	GVGMNS	GVMSAS	RVARS	SBLD	SBLJ
Reinvested dividends	$5,065	86,950	56,558	-	1,567	-	3,049	666
Mortality and expense risk charges (note 2)	(8,404)	(91,728)	(32,316)	(496)	(408)	(7,369)	(2,257)	(1,402)

Net investment income (loss)	(3,339)	(4,778)	24,242	(496)	1,159	(7,369)	792	(736)

Realized gain (loss) on investments	14,723	(139,680)	(58,554)	3,160	2,337	5,666	5,844	5,278
Change in unrealized gain (loss) on investments	101,109	1,522,468	133,172	(531)	(2,713)	28,264	29,380	(6,788)

Net gain (loss) on investments	115,832	1,382,788	74,618	2,629	(376)	33,930	35,224	(1,510)

Reinvested capital gains	19,078	230,234	-	4,675	-	15,163	-	17,414

Net increase (decrease) in contract owners’ equity resulting from operations	$131,571	1,608,244	98,860	6,808	783	41,724	36,016	15,168

Investment Activity*:	SBLN	SBLO	SBLP	SBLQ	SBLV	SBLX	SBLY	ACC2
Reinvested dividends	$4,540	4,929	14,981	4,558	26,025	360	712	41,527
Mortality and expense risk charges (note 2)	(7,345)	(2,824)	(3,329)	(6,840)	(17,542)	(1,005)	(1,609)	(49,063)

Net investment income (loss)	(2,805)	2,105	11,652	(2,282)	8,483	(645)	(897)	(7,536)

Realized gain (loss) on investments	10,020	6,191	(2,291)	608	30,934	3,400	790	222,416
Change in unrealized gain (loss) on investments	19,937	43,045	3,384	129,862	264,974	(1,013)	7,194	505,900

Net gain (loss) on investments	29,957	49,236	1,093	130,470	295,908	2,387	7,984	728,316

Reinvested capital gains	43,386	1,428	-	-	-	3,111	24,563	-

Net increase (decrease) in contract owners’ equity resulting from operations	$70,538	52,769	12,745	128,188	304,391	4,853	31,650	720,780

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	ACEG	ACEG2	AVCE2	AVGI	IVHS	IVKEI1	IVMCC2	IVRE
Reinvested dividends	$-	-	2,117	17	907	7,926	465	5,611
Mortality and expense risk charges (note 2)	(252)	(40,140)	(9,343)	(37)	(5,034)	(5,069)	(2,009)	(2,143)

Net investment income (loss)	(252)	(40,140)	(7,226)	(20)	(4,127)	2,857	(1,544)	3,468

Realized gain (loss) on investments	16,544	809,534	3,990	2	9,241	3,297	(2,281)	80
Change in unrealized gain (loss) on investments	(14,983)	(622,940)	93,964	524	(4,505)	56,455	36,889	36,534

Net gain (loss) on investments	1,561	186,594	97,954	526	4,736	59,752	34,608	36,614

Reinvested capital gains	2,241	325,670	10,782	57	47,187	4,188	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$3,550	472,124	101,510	563	47,796	66,797	33,064	40,082

Investment Activity*:	OVAG	OVAG2	OVGI	OVGIS	OVGR	OVGS	OVGSS	OVIGS
Reinvested dividends	$-	-	590,841	5,877	-	-	-	-
Mortality and expense risk charges (note 2)	(820,891)	(24,204)	(811,342)	(19,191)	(52,138)	(1,242,792)	(16,884)	(15,565)

Net investment income (loss)	(820,891)	(24,204)	(220,501)	(13,314)	(52,138)	(1,242,792)	(16,884)	(15,565)

Realized gain (loss) on investments	5,348,504	228,390	20,346,433	292,971	176,625	4,888,612	113,727	122,949
Change in unrealized gain (loss) on investments	(227,150)	(127,870)	(4,935,116)	(64,403)	525,281	5,469,325	(30,989)	(94,573)

Net gain (loss) on investments	5,121,354	100,520	15,411,317	228,568	701,906	10,357,937	82,738	28,376

Reinvested capital gains	7,858,690	228,159	4,816,542	66,816	245,780	5,422,677	44,969	116,916

Net increase (decrease) in contract owners’ equity resulting from operations	$12,159,153	304,475	20,007,358	282,070	895,548	14,537,822	110,823	129,727

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	OVSB	OVSBS	OVSC	OVSCS	WRASP	WRBDP	WRBP	WRCEP
Reinvested dividends	$115,827	29,869	28,777	215	902,856	663,189	348,309	462,512
Mortality and expense risk charges (note 2)	(30,423)	(14,684)	(86,489)	(1,541)	(652,682)	(370,157)	(336,808)	(934,303)

Net investment income (loss)	85,404	15,185	(57,712)	(1,326)	250,174	293,032	11,501	(471,791)

Realized gain (loss) on investments	(25,888)	(24,281)	373,009	6,289	(237,342)	(110,632)	5,940,804	2,453,623
Change in unrealized gain (loss) on investments	(184,529)	(35,459)	667,869	10,321	(721,377)	(2,232,927)	(3,243,793)	15,391,766

Net gain (loss) on investments	(210,417)	(59,740)	1,040,878	16,610	(958,719)	(2,343,559)	2,697,011	17,845,389

Reinvested capital gains	-	-	483,947	7,506	5,842,337	1,354,455	2,122,743	3,244,363

Net increase (decrease) in contract owners’ equity resulting from operations	$(125,013)	(44,555)	1,467,113	22,790	5,133,792	(696,072)	4,831,255	20,617,961

Investment Activity*:	WRDIV	WRENG	WRGBP	WRGNR	WRGP	WRHIP	WRI2P	WRIP
Reinvested dividends	$183,663	18,836	86,383	44,116	-	2,274,689	93,270	11,117
Mortality and expense risk charges (note 2)	(93,364)	(14,344)	(24,705)	(30,185)	(1,357,573)	(426,867)	(94,652)	(224,711)

Net investment income (loss)	90,299	4,492	61,678	13,931	(1,357,573)	1,847,822	(1,382)	(213,594)

Realized gain (loss) on investments	(243,399)	(283,907)	46,221	(80,057)	2,974,882	(554,369)	74,903	(1,623,101)
Change in unrealized gain (loss) on investments	1,393,958	705,884	(152,581)	668,694	17,627,567	596,615	987,352	3,958,782

Net gain (loss) on investments	1,150,559	421,977	(106,360)	588,637	20,602,449	42,246	1,062,255	2,335,681

Reinvested capital gains	-	-	-	-	11,738,932	-	-	943,697

Net increase (decrease) in contract owners’ equity resulting from operations	$1,240,858	426,469	(44,682)	602,568	30,983,808	1,890,068	1,060,873	3,065,784

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	WRLTBP	WRMCG	WRMMP	WRRESP	WRSCP	WRSCV	WRSTP	WRVP
Reinvested dividends	$64,821	-	515	46,409	411,542	-	-	535,292
Mortality and expense risk charges (note 2)	(47,473)	(259,438)	(173,648)	(56,503)	(484,339)	(60,388)	(813,093)	(273,768)

Net investment income (loss)	17,348	(259,438)	(173,133)	(10,094)	(72,797)	(60,388)	(813,093)	261,524

Realized gain (loss) on investments	37,696	2,488,583	-	(46,690)	249,731	(25,772)	3,686,628	8,362,884
Change in unrealized gain (loss) on investments	(140,442)	(1,666,087)	-	1,773,288	(3,788,261)	1,011,673	(14,265,432)	(1,696,717)

Net gain (loss) on investments	(102,746)	822,496	-	1,726,598	(3,538,530)	985,901	(10,578,804)	6,666,167

Reinvested capital gains	17,491	2,771,090	-	78,027	5,036,796	-	20,934,483	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(67,907)	3,334,148	(173,133)	1,794,531	1,425,469	925,513	9,542,586	6,927,691

Investment Activity*:	JPMMV1	JABS	JACAS	JAFBS	JAGTS	JAIGS	LZREMS	LOVTRC
Reinvested dividends	$129,638	1,929	-	42,429	73,552	413,086	34,610	24,913
Mortality and expense risk charges (note 2)	(156,418)	(2,212)	(1,381,112)	(30,295)	(706,020)	(454,913)	(19,402)	(13,296)

Net investment income (loss)	(26,780)	(283)	(1,381,112)	12,134	(632,468)	(41,827)	15,208	11,617

Realized gain (loss) on investments	336,552	22,743	5,925,377	69,746	9,365,887	1,120,868	(8,882)	9,658
Change in unrealized gain (loss) on investments	2,408,003	5,713	3,467,719	(219,364)	(7,355,203)	3,521,155	79,048	(45,336)

Net gain (loss) on investments	2,744,555	28,456	9,393,096	(149,618)	2,010,684	4,642,023	70,166	(35,678)

Reinvested capital gains	714,122	791	15,509,009	63,547	8,433,148	-	-	8,942

Net increase (decrease) in contract owners’ equity resulting from operations	$3,431,897	28,964	23,520,993	(73,937)	9,811,364	4,600,196	85,374	(15,119)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	M2IGSS	MMCGSC	MNDSC	MV2RIS	MV3MVS	MVFSC	MVIGSC	MVIVSC
Reinvested dividends	$86	-	-	1,063	1,761	330,067	1,297	27,067
Mortality and expense risk charges (note 2)	(3,332)	(11,673)	(48,976)	(1,803)	(2,429)	(335,131)	(3,213)	(223,504)

Net investment income (loss)	(3,246)	(11,673)	(48,976)	(740)	(668)	(5,064)	(1,916)	(196,437)

Realized gain (loss) on investments	9,618	47,913	379,023	2,649	29,733	1,131,961	8,109	1,078,480
Change in unrealized gain (loss) on investments	15,755	(100,418)	(1,032,176)	10,129	26,882	4,333,964	2,315	283,300

Net gain (loss) on investments	25,373	(52,505)	(653,153)	12,778	56,615	5,465,925	10,424	1,361,780

Reinvested capital gains	35,478	133,531	726,010	7,648	1,692	648,770	13,799	524,835

Net increase (decrease) in contract owners’ equity resulting from operations	$57,605	69,353	23,881	19,686	57,639	6,109,631	22,307	1,690,178

Investment Activity*:	MSEM	MSGI2	MSVEG2	MSVF2	MSVFI	MSVMG	MSVRE	DTRTFB
Reinvested dividends	$165,268	31,735	-	15,715	259,130	-	11,758	15,624
Mortality and expense risk charges (note 2)	(36,195)	(15,952)	(5,650)	(11,710)	(72,468)	(3,316)	(9,550)	(6,858)

Net investment income (loss)	129,073	15,783	(5,650)	4,005	186,662	(3,316)	2,208	8,766

Realized gain (loss) on investments	(30,377)	18,257	(884)	49,997	7,035	2,679	12,129	380
Change in unrealized gain (loss) on investments	(203,265)	85,036	(195,740)	(107,581)	(714,960)	(89,195)	169,148	(20,664)

Net gain (loss) on investments	(233,642)	103,293	(196,624)	(57,584)	(707,925)	(86,516)	181,277	(20,284)

Reinvested capital gains	-	49,066	17,109	39,264	429,492	67,044	-	1,761

Net increase (decrease) in contract owners’ equity resulting from operations	$(104,569)	168,142	(185,165)	(14,315)	(91,771)	(22,788)	183,485	(9,757)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	EIF	GBF	GBF2	GEM	GEM2	GIG	GVAAA2	GVABD2
Reinvested dividends	$257,692	1,057,456	15,164	120,775	2,116	372,332	702,987	233,385
Mortality and expense risk charges (note 2)	(238,842)	(759,802)	(19,410)	(144,755)	(4,037)	(163,553)	(803,725)	(138,672)

Net investment income (loss)	18,850	297,654	(4,246)	(23,980)	(1,921)	208,779	(100,738)	94,713

Realized gain (loss) on investments	1,253,427	628,938	407	770,317	5,356	288,687	1,662,941	166,483
Change in unrealized gain (loss) on investments	2,079,891	(3,313,711)	(39,955)	(1,751,477)	(23,279)	1,115,565	5,971,371	(573,408)

Net gain (loss) on investments	3,333,318	(2,684,773)	(39,548)	(981,160)	(17,923)	1,404,252	7,634,312	(406,925)

Reinvested capital gains	215,567	-	-	-	-	-	384,738	64,947

Net increase (decrease) in contract owners’ equity resulting from operations	$3,567,735	(2,387,119)	(43,794)	(1,005,140)	(19,844)	1,613,031	7,918,312	(247,265)

Investment Activity*:	GVAGG2	GVAGI2	GVAGR2	GVDMA	GVDMC	GVEX1	GVEX2	GVIDA
Reinvested dividends	$-	259,100	-	110,118	63,715	21,072	742,689	42,241
Mortality and expense risk charges (note 2)	(305,369)	(282,659)	(608,982)	(880,796)	(378,980)	(13,873)	(408,771)	(391,740)

Net investment income (loss)	(305,369)	(23,559)	(608,982)	(770,678)	(315,265)	7,199	333,918	(349,499)

Realized gain (loss) on investments	1,587,440	883,995	3,670,048	2,435,444	167,153	89,391	2,377,913	783,912
Change in unrealized gain (loss) on investments	1,668,601	3,600,068	5,570,375	5,468,819	1,540,358	149,793	5,925,900	3,399,794

Net gain (loss) on investments	3,256,041	4,484,063	9,240,423	7,904,263	1,707,511	239,184	8,303,813	4,183,706

Reinvested capital gains	707,856	447,981	852,002	1,064,211	260,860	9,934	279,127	544,594

Net increase (decrease) in contract owners’ equity resulting from operations	$3,658,528	4,908,485	9,483,443	8,197,796	1,653,106	256,317	8,916,858	4,378,801

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	GVIDC	GVIDM	GVIX8	HIBF	IDPG2	IDPGI2	MCIF	MCIF2
Reinvested dividends	$45,078	237,702	140,490	1,142,496	1,114	102	967,435	27,850
Mortality and expense risk charges (note 2)	(250,377)	(1,512,171)	(60,173)	(275,363)	(6,577)	(540)	(947,932)	(6,641)

Net investment income (loss)	(205,299)	(1,274,469)	80,317	867,133	(5,463)	(438)	19,503	21,209

Realized gain (loss) on investments	38,878	4,606,347	221,323	106,569	14,110	62	2,554,864	(4,686)
Change in unrealized gain (loss) on investments	361,300	6,106,542	156,494	(59,013)	30,370	2,456	13,060,712	(80,869)

Net gain (loss) on investments	400,178	10,712,889	377,817	47,556	44,480	2,518	15,615,576	(85,555)

Reinvested capital gains	121,068	1,421,317	-	-	22,999	1,267	1,455,643	-

Net increase (decrease) in contract owners’ equity resulting from operations	$315,947	10,859,737	458,134	914,689	62,016	3,347	17,090,722	(64,346)

Investment Activity*:	MSBF	NAMAA2	NAMGI2	NCPG2	NCPGI2	NVAMV1	NVAMV2	NVAMVX
Reinvested dividends	$1,494,040	-	605	242	339	1,305,907	10,682	226,513
Mortality and expense risk charges (note 2)	(310,068)	(25,717)	(3,634)	(1,936)	(3,043)	(1,021,051)	(20,675)	(182,038)

Net investment income (loss)	1,183,972	(25,717)	(3,029)	(1,694)	(2,704)	284,856	(9,993)	44,475

Realized gain (loss) on investments	42,134	19,067	31,889	3,180	16,710	(433,624)	36,711	678,980
Change in unrealized gain (loss) on investments	(142,653)	241,441	30,673	21,734	10,767	25,042,054	282,311	3,589,038

Net gain (loss) on investments	(100,519)	260,508	62,562	24,914	27,477	24,608,430	319,022	4,268,018

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,083,453	234,791	59,533	23,220	24,773	24,893,286	309,029	4,312,493

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	NVAMVZ	NVCBD1	NVCBD2	NVCCA2	NVCCN2	NVCMA2	NVCMC2	NVCMD2
Reinvested dividends	$22,546	158,294	3,897	7,948	9,754	8,522	7,727	20,568
Mortality and expense risk charges (note 2)	(31,672)	(97,339)	(5,102)	(55,791)	(103,333)	(74,558)	(57,846)	(156,147)

Net investment income (loss)	(9,126)	60,955	(1,205)	(47,843)	(93,579)	(66,036)	(50,119)	(135,579)

Realized gain (loss) on investments	62,698	47,271	13,691	49,911	94,465	114,773	(3,497)	(75,236)
Change in unrealized gain (loss) on investments	492,791	(532,673)	(27,412)	650,494	248,107	802,086	436,413	1,670,121

Net gain (loss) on investments	555,489	(485,402)	(13,721)	700,405	342,572	916,859	432,916	1,594,885

Reinvested capital gains	-	227,206	7,302	-	20,041	-	1,357	-

Net increase (decrease) in contract owners’ equity resulting from operations	$546,363	(197,241)	(7,624)	652,562	269,034	850,823	384,154	1,459,306

Investment Activity*:	NVCRA2	NVCRB2	NVDBL2	NVDCA2	NVFIII	NVGEII	NVIE6	NVLCP1
Reinvested dividends	$4,575	15,904	16,326	5,408	4,183	5,427	642	24,499
Mortality and expense risk charges (note 2)	(37,826)	(118,174)	(101,067)	(35,922)	(3,583)	(2,998)	(362)	(2,036)

Net investment income (loss)	(33,251)	(102,270)	(84,741)	(30,514)	600	2,429	280	22,463

Realized gain (loss) on investments	106,788	74,856	304,602	11,543	(6,682)	1,799	502	(137)
Change in unrealized gain (loss) on investments	500,152	944,340	314,384	300,510	(6,885)	30,023	2,262	(24,057)

Net gain (loss) on investments	606,940	1,019,196	618,986	312,053	(13,567)	31,822	2,764	(24,194)

Reinvested capital gains	-	-	77,555	48,245	108	257	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$573,689	916,926	611,800	329,784	(12,859)	34,508	3,044	(1,731)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	NVLCP2	NVLCPP	NVMGA2	NVMIG1	NVMIVX	NVMIVZ	NVMLG1	NVMLG2
Reinvested dividends	$10,455	212,585	5,562	156,793	142,476	7,992	-	-
Mortality and expense risk charges (note 2)	(43,628)	(17,479)	(1,931)	(467,854)	(49,246)	(4,618)	(279,509)	(5,242)

Net investment income (loss)	(33,173)	195,106	3,631	(311,061)	93,230	3,374	(279,509)	(5,242)

Realized gain (loss) on investments	95,340	(3,555)	3,792	327,442	155,862	12,020	(764,727)	(9,157)
Change in unrealized gain (loss) on investments	(280,661)	(208,189)	(1,919)	(1,933,043)	121,455	8,606	4,733,935	50,418

Net gain (loss) on investments	(185,321)	(211,744)	1,873	(1,605,601)	277,317	20,626	3,969,208	41,261

Reinvested capital gains	134,553	-	-	1,331,789	-	-	4,193,156	43,934

Net increase (decrease) in contract owners’ equity resulting from operations	$(83,941)	(16,638)	5,504	(584,873)	370,547	24,000	7,882,855	79,953

Investment Activity*:	NVMM2	NVMMG1	NVMMG2	NVMMV2	NVNMO1	NVNMO2	NVNSR1	NVOLG1
Reinvested dividends	$-	113,103	-	345,374	177,476	955	8,420	2,737,487
Mortality and expense risk charges (note 2)	(1,442)	(1,065,640)	(91,850)	(547,145)	(642,783)	(4,819)	(30,035)	(5,001,245)

Net investment income (loss)	(1,442)	(952,537)	(91,850)	(201,771)	(465,307)	(3,864)	(21,615)	(2,263,758)

Realized gain (loss) on investments	-	824,565	197,603	(2,035,088)	1,748,578	92,419	68,561	3,572,896
Change in unrealized gain (loss) on investments	-	(17,836,307)	(1,450,203)	11,830,503	10,784,169	11,697	227,711	104,578,225

Net gain (loss) on investments	-	(17,011,742)	(1,252,600)	9,795,415	12,532,747	104,116	296,272	108,151,121

Reinvested capital gains	-	12,545,888	985,735	-	1,197,160	8,596	304,464	7,389,599

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,442)	(5,418,391)	(358,715)	9,593,644	13,264,600	108,848	579,121	113,276,962

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	NVOLG2	NVRE1	NVSIX2	NVSTB2	NVTIV3	SAM	SCF	SCF2
Reinvested dividends	$30,083	584,076	32,732	68,132	30,006	33	-	-
Mortality and expense risk charges (note 2)	(117,703)	(610,420)	(45,867)	(67,896)	(16,087)	(1,477,877)	(971,686)	(18,937)

Net investment income (loss)	(87,620)	(26,344)	(13,135)	236	13,919	(1,477,844)	(971,686)	(18,937)

Realized gain (loss) on investments	81,785	606,021	134,243	22,301	31,398	-	734,654	15,628
Change in unrealized gain (loss) on investments	1,462,264	19,913,528	252,019	(129,478)	103,176	-	21,567,733	245,917

Net gain (loss) on investments	1,544,049	20,519,549	386,262	(107,177)	134,574	-	22,302,387	261,545

Reinvested capital gains	107,179	-	80,736	-	-	-	899,804	10,618

Net increase (decrease) in contract owners’ equity resulting from operations	$1,563,608	20,493,205	453,863	(106,941)	148,493	(1,477,844)	22,230,505	253,226

Investment Activity*:	SCGF	SCGF2	SCVF	SCVF2	TRF	TRF2	AMCG	AMMCGS
Reinvested dividends	$-	-	-	-	773,560	1,639	-	-
Mortality and expense risk charges (note 2)	(308,069)	(5,481)	(790,166)	(8,826)	(1,088,284)	(6,278)	(5,315)	(19,205)

Net investment income (loss)	(308,069)	(5,481)	(790,166)	(8,826)	(314,724)	(4,639)	(5,315)	(19,205)

Realized gain (loss) on investments	540,459	496	(3,408,413)	(83,047)	10,485,746	55,950	7,902	242,792
Change in unrealized gain (loss) on investments	(129,571)	(851)	22,691,992	210,123	4,458,672	(10,715)	(3,625)	(252,205)

Net gain (loss) on investments	410,888	(355)	19,283,579	127,076	14,944,418	45,235	4,277	(9,413)

Reinvested capital gains	2,273,678	28,584	-	-	4,691,547	14,384	33,110	175,016

Net increase (decrease) in contract owners’ equity resulting from operations	$2,376,497	22,748	18,493,413	118,250	19,321,241	54,980	32,072	146,398

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	AMSRS	AMTB	PMVAAD	PMVEBD	PMVFAD	PMVLAD	PMVRRA	PMVSTA
Reinvested dividends	$27,689	263,448	340,711	46,907	81,717	83,967	32,551	42,854
Mortality and expense risk charges (note 2)	(79,164)	(113,588)	(33,479)	(11,919)	(16,550)	(230,547)	(7,210)	(46,853)

Net investment income (loss)	(51,475)	149,860	307,232	34,988	65,167	(146,580)	25,341	(3,999)

Realized gain (loss) on investments	735,875	30,794	147,667	32	(30,633)	(30,916)	10,890	4,676
Change in unrealized gain (loss) on investments	617,323	(227,142)	(37,587)	(77,094)	(166,644)	(246,512)	(6,537)	(54,978)

Net gain (loss) on investments	1,353,198	(196,348)	110,080	(77,062)	(197,277)	(277,428)	4,353	(50,302)

Reinvested capital gains	141,583	-	-	-	2,402	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,443,306	(46,488)	417,312	(42,074)	(129,708)	(424,008)	29,694	(54,301)

Investment Activity*:	PMVTRA	PMVTRD	PVEIB	PVIGIB	PVTIGB	ROCMC	TRHS2	VWEM
Reinvested dividends	$21,302	162,207	3,517	1,937	1,444	-	-	125,685
Mortality and expense risk charges (note 2)	(12,947)	(102,283)	(4,409)	(1,723)	(1,101)	(4,329)	(455,678)	(150,411)

Net investment income (loss)	8,355	59,924	(892)	214	343	(4,329)	(455,678)	(24,726)

Realized gain (loss) on investments	(47,043)	(108,728)	9,376	6,105	10,943	11,056	2,833,368	672,693
Change in unrealized gain (loss) on investments	(52,057)	(693,986)	60,051	1,632	(7,313)	66,206	(550,859)	(2,642,612)

Net gain (loss) on investments	(99,100)	(802,714)	69,427	7,737	3,630	77,262	2,282,509	(1,969,919)

Reinvested capital gains	62,164	459,710	10,950	1,220	4,452	17,227	2,587,264	306,918

Net increase (decrease) in contract owners’ equity resulting from operations	$(28,581)	(283,080)	79,485	9,171	8,425	90,160	4,414,095	(1,687,727)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	VWHA	VWHAS	VRVDRA	SVOF	WFVSCG	HVSIT
Reinvested dividends	$21,691	16,346	4,585	68	-	-
Mortality and expense risk charges (note 2)	(53,868)	(57,062)	(4,679)	(2,672)	(101,282)	(1,374)

Net investment income (loss)	(32,177)	(40,716)	(94)	(2,604)	(101,282)	(1,374)

Realized gain (loss) on investments	(155,587)	739,727	54,627	1,827	823,731	(36,267)
Change in unrealized gain (loss) on investments	996,821	(25,315)	90,302	25,840	(1,115,283)	(8,734)

Net gain (loss) on investments	841,234	714,412	144,929	27,667	(291,552)	(45,001)

Reinvested capital gains	-	-	12,201	8,177	937,975	37,706

Net increase (decrease) in contract owners’ equity resulting from operations	$809,057	673,696	157,036	33,240	545,141	(8,669)

*

For all subaccounts not included herein but listed as an investment option in note 1(b), there was no activity during the period. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2021, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	Total (unaudited)		ALVDAB		ALVGIB		ALVIVB
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(13,403,422)	2,238,347	1,512	398	(7,602)	(2,825)	423	22
Realized gain (loss) on investments	200,636,419	33,373,703	58,202	11,643	25,794	11,191	1,590	(229)
Change in unrealized gain (loss) on investments	325,087,786	355,613,706	(34,719)	(8,857)	121,273	(39,116)	(581)	(37)
Reinvested capital gains	266,937,749	247,795,654	-	-	-	29,033	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	779,258,532	639,021,410	24,995	3,184	139,465	(1,717)	1,432	(244)

Equity transactions:
Purchase payments received from contract owners (note 4)	88,340,102	75,062,618	-	24,152	-	-	-	-
Transfers between funds	(1,093,228)	(2,918,260)	(301,441)	(93,304)	(26,250)	(20,221)	141,142	-
Redemptions (notes 2, 3, and 4)	(593,201,883)	(516,882,734)	(65,188)	(41,962)	(113,969)	(25,406)	(117,058)	(2,132)
Adjustments to maintain reserves	(155,718)	(1,120,424)	26	(3)	(52)	8	(4)	(9)

Net equity transactions	(506,110,727)	(445,858,800)	(366,603)	(111,117)	(140,271)	(45,619)	24,080	(2,141)

Net change in contract owners’ equity	273,147,805	193,162,610	(341,608)	(107,933)	(806)	(47,336)	25,512	(2,385)
Contract owners’ equity at beginning of period	4,696,158,531	4,502,995,921	341,608	449,541	580,049	627,385	6,357	8,742

Contract owners’ equity at end of period	$4,969,306,336	4,696,158,531	-	341,608	579,243	580,049	31,869	6,357

CHANGE IN UNITS:
Beginning units	160,929,440	174,615,218	24,268	33,133	22,988	24,931	709	986
Units purchased	48,542,974	43,663,126	1,969	2,472	456	312	25,606	-
Units redeemed	(61,927,431)	(57,348,904)	(26,237)	(11,337)	(5,101)	(2,255)	(23,080)	(277)

Ending units	147,544,983	160,929,440	-	24,268	18,343	22,988	3,235	709

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	ALVPGB		ALVSVB		ACVI		ACVIG
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(19,139)	(21,272)	(39,719)	(21,864)	(15,205)	(8,202)	(26,811)	365,799
Realized gain (loss) on investments	205,289	56,775	120,009	(257,280)	166,049	53,112	2,302,528	2,781,889
Change in unrealized gain (loss) on investments	(30,476)	194,157	1,213,395	49,489	(81,704)	233,356	444,256	(1,013,925)
Reinvested capital gains	74,327	93,312	-	163,221	45,195	19,374	7,673,088	2,291,694

Net increase (decrease) in contract owners’ equity resulting from operations	230,001	322,972	1,293,685	(66,434)	114,335	297,640	10,393,061	4,425,457

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	20,184	177,188	19,412	21,819	345,651	344,316
Transfers between funds	(272,091)	(72,953)	1,042,236	(402,246)	(58,095)	(30,055)	(131,721)	(1,435,089)
Redemptions (notes 2, 3, and 4)	(221,404)	(64,240)	(676,631)	(387,785)	(238,356)	(156,196)	(4,888,239)	(4,296,359)
Adjustments to maintain reserves	16	(2)	57	1,091	(6,598)	42	(445)	(632)

Net equity transactions	(493,479)	(137,195)	385,846	(611,752)	(283,637)	(164,390)	(4,674,754)	(5,387,764)

Net change in contract owners’ equity	(263,478)	185,777	1,679,531	(678,186)	(169,302)	133,250	5,718,307	(962,307)
Contract owners’ equity at beginning of period	1,302,020	1,116,243	3,856,985	4,535,171	1,518,654	1,385,404	48,356,138	49,318,445

Contract owners’ equity at end of period	$1,038,542	1,302,020	5,536,516	3,856,985	1,349,352	1,518,654	54,074,445	48,356,138

CHANGE IN UNITS:
Beginning units	30,587	34,807	143,577	170,467	49,565	56,286	1,314,776	1,482,927
Units purchased	2,102	2,587	99,641	31,132	3,814	1,124	57,099	57,498
Units redeemed	(13,763)	(6,807)	(85,851)	(58,022)	(12,172)	(7,845)	(170,788)	(225,649)

Ending units	18,926	30,587	157,367	143,577	41,207	49,565	1,201,087	1,314,776

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	ACVIG2		ACVIP2		ACVMV1		ACVMV2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(7,488)	(912)	397,985	41,858	3,838	81,029	(4,288)	(295)
Realized gain (loss) on investments	12,893	44,586	138,666	(428,291)	345,145	(126,587)	13,307	11,243
Change in unrealized gain (loss) on investments	22,932	(11,204)	450,336	1,961,788	2,320,621	(389,928)	103,958	(19,167)
Reinvested capital gains	103,577	30,583	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	131,914	63,053	986,987	1,575,355	2,669,604	(435,486)	112,977	(8,219)

Equity transactions:
Purchase payments received from contract owners (note 4)	569	999	103,114	89,005	111,633	131,689	-	-
Transfers between funds	4,031	37,885	1,031,039	1,791,644	(203,880)	(1,694,924)	-	(605)
Redemptions (notes 2, 3, and 4)	(98,126)	(127,232)	(2,078,191)	(2,807,428)	(1,138,282)	(1,380,869)	(31,599)	(36,471)
Adjustments to maintain reserves	(30)	(164)	(49)	(163)	27	190	9	1,706

Net equity transactions	(93,556)	(88,512)	(944,087)	(926,942)	(1,230,502)	(2,943,914)	(31,590)	(35,370)

Net change in contract owners’ equity	38,358	(25,459)	42,900	648,413	1,439,102	(3,379,400)	81,387	(43,589)
Contract owners’ equity at beginning of period	670,103	695,562	20,238,470	19,590,057	12,688,180	16,067,580	554,237	597,826

Contract owners’ equity at end of period	$708,461	670,103	20,281,370	20,238,470	14,127,282	12,688,180	635,624	554,237

CHANGE IN UNITS:
Beginning units	25,254	28,524	1,214,499	1,263,986	433,752	549,257	-	-
Units purchased	986	1,653	228,951	208,088	20,640	37,786	-	-
Units redeemed	(4,206)	(4,923)	(283,964)	(257,575)	(58,134)	(153,291)	-	-

Ending units	22,034	25,254	1,159,486	1,214,499	396,258	433,752	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	ACVU1		ACVV		ACVV2		BRVED3
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(1,051)	(753)	10,007	14,672	710	2,254	8,283	31,091
Realized gain (loss) on investments	2,167	408	74,910	71,253	23,411	(16,217)	247,228	(172,461)
Change in unrealized gain (loss) on investments	6,392	13,931	216,746	(160,031)	2,907	3,246	29,413	8,558
Reinvested capital gains	3,875	3,767	-	34,996	-	-	514,140	149,100

Net increase (decrease) in contract owners’ equity resulting from operations	11,383	17,353	301,663	(39,110)	27,028	(10,717)	799,064	16,288

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	9,903	37,102	1,926	-	116,509	18,280
Transfers between funds	-	-	55,657	(30,491)	102,285	102,859	(527,559)	(200,351)
Redemptions (notes 2, 3, and 4)	(2,247)	78	(138,490)	(176,572)	(8,526)	(153)	(698,145)	(299,412)
Adjustments to maintain reserves	(10)	(56)	4,243	(33,120)	(11)	4	(83)	117

Net equity transactions	(2,257)	22	(68,687)	(203,081)	95,674	102,710	(1,109,278)	(481,366)

Net change in contract owners’ equity	9,126	17,375	232,976	(242,191)	122,702	91,993	(310,214)	(465,078)
Contract owners’ equity at beginning of period	54,125	36,750	1,365,433	1,607,624	91,993	-	4,524,177	4,989,255

Contract owners’ equity at end of period	$63,251	54,125	1,598,409	1,365,433	214,695	91,993	4,213,963	4,524,177

CHANGE IN UNITS:
Beginning units	1,197	1,197	30,047	35,430	7,046	-	296,372	334,983
Units purchased	-	-	2,234	1,553	19,231	27,701	47,595	57,199
Units redeemed	(41)	-	(3,641)	(6,936)	(12,906)	(20,655)	(111,717)	(95,810)

Ending units	1,156	1,197	28,640	30,047	13,371	7,046	232,250	296,372

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	BRVHY3		BRVTR3		MLVGA3		DCAP
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$664,488	302,992	17,181	30,975	(82,504)	25,799	(312,681)	(141,403)
Realized gain (loss) on investments	(89,547)	(294,770)	(35,095)	54,062	637,684	(180,678)	16,130,387	(512,062)
Change in unrealized gain (loss) on investments	(720,528)	489,822	(164,482)	(77,093)	(3,165,199)	2,785,386	(8,984,596)	6,342,261
Reinvested capital gains	88,194	-	16,461	303,214	3,877,221	1,392,204	5,213,888	3,797,186

Net increase (decrease) in contract owners’ equity resulting from operations	(57,393)	498,044	(165,935)	311,158	1,267,202	4,022,711	12,046,998	9,485,982

Equity transactions:
Purchase payments received from contract owners (note 4)	20,714	10,830	338	180,695	102,408	754,912	206,841	266,851
Transfers between funds	(1,437,094)	28,654,797	(1,078,348)	4,009,256	(1,058,606)	(939,740)	(60,086,277)	(1,933,712)
Redemptions (notes 2, 3, and 4)	(492,167)	(185,755)	(396,450)	(455,812)	(2,021,293)	(2,395,759)	(3,298,796)	(3,957,867)
Adjustments to maintain reserves	(86,263)	(345)	(4,415)	21	(325)	(191)	(21,103)	3,197

Net equity transactions	(1,994,810)	28,479,527	(1,478,875)	3,734,160	(2,977,816)	(2,580,778)	(63,199,335)	(5,621,531)

Net change in contract owners’ equity	(2,052,203)	28,977,571	(1,644,810)	4,045,318	(1,710,614)	1,441,933	(51,152,337)	3,864,451
Contract owners’ equity at beginning of period	33,151,377	4,173,806	6,302,120	2,256,802	24,866,394	23,424,461	51,246,729	47,382,278

Contract owners’ equity at end of period	$31,099,174	33,151,377	4,657,310	6,302,120	23,155,780	24,866,394	94,392	51,246,729

CHANGE IN UNITS:
Beginning units	2,644,421	351,457	547,624	209,631	1,115,923	1,254,561	1,106,405	1,252,432
Units purchased	4,691,852	4,742,149	49,019	423,116	48,514	110,692	15,985	22,625
Units redeemed	(4,950,932)	(2,449,185)	(180,817)	(85,123)	(176,981)	(249,330)	(1,122,387)	(168,652)

Ending units	2,385,341	2,644,421	415,826	547,624	987,456	1,115,923	3	1,106,405

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	DCAPS		DSC		DSIF		DSRG
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(11,567)	(9,182)	(43)	(10)	147,405	1,343,355	(144,247)	7,533
Realized gain (loss) on investments	228,558	(19,906)	4	(20)	25,002,764	22,789,840	1,189,251	1,234,425
Change in unrealized gain (loss) on investments	(130,342)	95,675	763	779	39,794,897	2,263,692	7,858,096	5,868,558
Reinvested capital gains	72,396	53,998	-	-	14,852,675	17,737,828	966,087	430,597

Net increase (decrease) in contract owners’ equity resulting from operations	159,045	120,585	724	749	79,797,741	44,134,715	9,869,187	7,541,113

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	1,937,916	6,166,488	268,431	192,383
Transfers between funds	(844,003)	(2,469)	-	-	(8,885,343)	(10,059,210)	(191,600)	(762,490)
Redemptions (notes 2, 3, and 4)	(7,516)	(90,986)	(81)	(28)	(30,125,650)	(30,589,088)	(3,043,599)	(3,567,197)
Adjustments to maintain reserves	(29)	93	(16)	-	(12,282)	17,333	348	(803)

Net equity transactions	(851,548)	(93,362)	(97)	(28)	(37,085,359)	(34,464,477)	(2,966,420)	(4,138,107)

Net change in contract owners’ equity	(692,503)	27,223	627	721	42,712,382	9,670,238	6,902,767	3,403,006
Contract owners’ equity at beginning of period	692,503	665,280	4,716	3,995	311,053,391	301,383,153	39,865,534	36,462,528

Contract owners’ equity at end of period	$-	692,503	5,343	4,716	353,765,773	311,053,391	46,768,301	39,865,534

CHANGE IN UNITS:
Beginning units	22,823	26,283	168	169	6,977,342	7,902,392	1,109,719	1,246,109
Units purchased	20	977	-	-	100,282	311,651	27,599	26,714
Units redeemed	(22,843)	(4,437)	(3)	(1)	(847,983)	(1,236,701)	(100,719)	(163,104)

Ending units	-	22,823	165	168	6,229,641	6,977,342	1,036,599	1,109,719

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	DSRGS		DVMCSS		DVSCS		CLVHY2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(342)	(363)	(10,440)	(6,648)	(96,123)	(1,153)	24,974	22,210
Realized gain (loss) on investments	6,876	(29)	1,853	(197,582)	979,989	(489,467)	29,285	(35,861)
Change in unrealized gain (loss) on investments	(1,171)	6,729	328,355	278,357	3,685,001	679,811	(29,427)	14,779
Reinvested capital gains	948	385	10,061	-	322,392	1,125,000	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	6,311	6,722	329,829	74,127	4,891,259	1,314,191	24,832	1,128

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	5,628	2,696	137,064	147,025	2,960	1,200
Transfers between funds	(167)	(295)	133,250	(103,261)	(746,213)	(1,579,147)	85,767	(145,621)
Redemptions (notes 2, 3, and 4)	(24,418)	(21)	(237,932)	(94,708)	(2,738,575)	(1,589,400)	(53,375)	(132,206)
Adjustments to maintain reserves	(29)	34	(77)	57	(149)	(7,047)	(13)	16

Net equity transactions	(24,614)	(282)	(99,131)	(195,216)	(3,347,873)	(3,028,569)	35,339	(276,611)

Net change in contract owners’ equity	(18,303)	6,440	230,698	(121,089)	1,543,386	(1,714,378)	60,171	(275,483)
Contract owners’ equity at beginning of period	38,085	31,645	1,397,061	1,518,150	20,413,176	22,127,554	565,531	841,014

Contract owners’ equity at end of period	$19,782	38,085	1,627,759	1,397,061	21,956,562	20,413,176	625,702	565,531

CHANGE IN UNITS:
Beginning units	1,372	1,384	97,380	112,707	495,529	588,856	48,004	75,041
Units purchased	-	-	14,440	31,189	28,653	38,430	55,010	34,675
Units redeemed	(797)	(12)	(20,625)	(46,516)	(97,030)	(131,757)	(51,703)	(61,712)

Ending units	575	1,372	91,195	97,380	427,152	495,529	51,311	48,004

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	DWVSVS		ETVFR		FHIBS		FQB
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(14,837)	(1,507)	132,195	127,350	22,966	38,840	612,606	757,370
Realized gain (loss) on investments	(12,942)	(542,248)	(28,609)	(273,451)	(30,859)	(19,715)	110,473	44,455
Change in unrealized gain (loss) on investments	786,404	149,059	63,929	16,764	29,414	10,166	(2,255,511)	2,134,060
Reinvested capital gains	-	146,801	-	-	-	-	390,468	138,101

Net increase (decrease) in contract owners’ equity resulting from operations	758,625	(247,895)	167,515	(129,337)	21,521	29,291	(1,141,964)	3,073,986

Equity transactions:
Purchase payments received from contract owners (note 4)	16,175	13,285	12,996	21,024	246,006	79	391,174	268,318
Transfers between funds	200,378	(361,422)	4,004,182	(2,238,637)	129,571	54,202	783,404	(48,352)
Redemptions (notes 2, 3, and 4)	(311,248)	(143,185)	(461,153)	(509,787)	(553,788)	(123,676)	(4,452,462)	(4,150,620)
Adjustments to maintain reserves	(117)	91	(69)	220	63	(8)	370	(41,412)

Net equity transactions	(94,812)	(491,231)	3,555,956	(2,727,180)	(178,148)	(69,403)	(3,277,514)	(3,972,066)

Net change in contract owners’ equity	663,813	(739,126)	3,723,471	(2,856,517)	(156,627)	(40,112)	(4,419,478)	(898,080)
Contract owners’ equity at beginning of period	2,544,308	3,283,434	5,082,354	7,938,871	974,315	1,014,427	46,543,156	47,441,236

Contract owners’ equity at end of period	$3,208,121	2,544,308	8,805,825	5,082,354	817,688	974,315	42,123,678	46,543,156

CHANGE IN UNITS:
Beginning units	149,548	186,794	450,828	710,054	38,961	42,055	2,107,777	2,294,371
Units purchased	42,211	56,295	421,405	42,101	15,411	3,257	164,796	152,812
Units redeemed	(49,366)	(93,541)	(110,787)	(301,327)	(23,064)	(6,351)	(312,083)	(339,406)

Ending units	142,393	149,548	761,446	450,828	31,308	38,961	1,960,490	2,107,777

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	FQBS		FVU2S		FB2		FC2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$5,876	12,308	(285)	145	(56,725)	46,366	(19,116)	(11,248)
Realized gain (loss) on investments	39,792	6,913	2,602	(6)	912,139	328,386	176,770	48,966
Change in unrealized gain (loss) on investments	(97,278)	70,214	10,990	(1,046)	728,936	1,898,192	(660)	353,656
Reinvested capital gains	10,973	5,014	-	-	1,410,652	124,361	270,372	2,714

Net increase (decrease) in contract owners’ equity resulting from operations	(40,637)	94,449	13,307	(907)	2,995,002	2,397,305	427,366	394,088

Equity transactions:
Purchase payments received from contract owners (note 4)	514,768	733	248	634	284,254	93,150	95,184	41,438
Transfers between funds	28,012	(163,086)	(112)	2,417	6,530,225	6,406,330	89,330	1,135,874
Redemptions (notes 2, 3, and 4)	(994,194)	(58,438)	(16,783)	(2,308)	(2,212,736)	(971,629)	(35,239)	(82,786)
Adjustments to maintain reserves	(34)	(133)	(4)	36	67	41	(44)	(26)

Net equity transactions	(451,448)	(220,924)	(16,651)	779	4,601,810	5,527,892	149,231	1,094,500

Net change in contract owners’ equity	(492,085)	(126,475)	(3,344)	(128)	7,596,812	7,925,197	576,597	1,488,588
Contract owners’ equity at beginning of period	1,577,033	1,703,508	88,715	88,843	15,828,110	7,902,913	1,824,278	335,690

Contract owners’ equity at end of period	$1,084,948	1,577,033	85,371	88,715	23,424,922	15,828,110	2,400,875	1,824,278

CHANGE IN UNITS:
Beginning units	99,708	113,471	8,454	8,366	940,058	567,188	128,285	30,424
Units purchased	38,998	2,912	85	604	465,842	664,383	40,131	143,512
Units redeemed	(68,149)	(16,675)	(1,514)	(516)	(214,402)	(291,513)	(34,745)	(45,651)

Ending units	70,557	99,708	7,025	8,454	1,191,498	940,058	133,671	128,285

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	FCS		FEI2		FEIS		FEMS2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(186,803)	(141,796)	(6,022)	(4,215)	1,039,610	816,540	11,319	(2,386)
Realized gain (loss) on investments	1,371,984	668,857	93,239	(41,992)	4,816,091	2,228,605	170,875	116
Change in unrealized gain (loss) on investments	715,093	3,215,215	156,360	13,961	10,159,138	(3,881,160)	(480,076)	142,974
Reinvested capital gains	2,191,536	76,268	292,339	115,470	17,763,077	6,759,777	182,276	77,399

Net increase (decrease) in contract owners’ equity resulting from operations	4,091,810	3,818,544	535,916	83,224	33,777,916	5,923,762	(115,606)	218,103

Equity transactions:
Purchase payments received from contract owners (note 4)	162,016	152,333	-	165	1,285,182	1,480,730	21,376	366
Transfers between funds	(233,504)	(371,197)	(9,147)	24,418	(5,253,661)	(6,270,695)	609,343	368,942
Redemptions (notes 2, 3, and 4)	(1,676,952)	(1,009,921)	(450,512)	(294,536)	(15,046,489)	(14,387,667)	(207,640)	(19,082)
Adjustments to maintain reserves	1,373	(31,460)	(72)	21	124	(152,156)	(100)	49

Net equity transactions	(1,747,067)	(1,260,245)	(459,731)	(269,932)	(19,014,844)	(19,329,788)	422,979	350,275

Net change in contract owners’ equity	2,344,743	2,558,299	76,185	(186,708)	14,763,072	(13,406,026)	307,373	568,378
Contract owners’ equity at beginning of period	16,555,473	13,997,174	2,532,663	2,719,371	150,349,386	163,755,412	1,144,134	575,756

Contract owners’ equity at end of period	$18,900,216	16,555,473	2,608,848	2,532,663	165,112,458	150,349,386	1,451,507	1,144,134

CHANGE IN UNITS:
Beginning units	246,911	269,187	105,594	118,358	4,321,205	4,965,109	83,631	54,591
Units purchased	3,287	3,286	7,287	3,727	73,325	105,708	105,875	72,199
Units redeemed	(26,891)	(25,562)	(24,007)	(16,491)	(551,982)	(749,612)	(79,601)	(43,159)

Ending units	223,307	246,911	88,874	105,594	3,842,548	4,321,205	109,905	83,631

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	FF10S		FF10S2		FF20S		FF20S2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(16,987)	3,886	112	136	(10,723)	7,888	(1,397)	(1,060)
Realized gain (loss) on investments	279,197	150,082	241	2,746	330,051	103,612	5,616	5,124
Change in unrealized gain (loss) on investments	(165,165)	348,560	(86)	(1,661)	(2,328)	651,907	(2,142)	3,289
Reinvested capital gains	322,747	396,289	507	849	629,349	677,324	6,729	6,849

Net increase (decrease) in contract owners’ equity resulting from operations	419,792	898,817	774	2,070	946,349	1,440,731	8,806	14,202

Equity transactions:
Purchase payments received from contract owners (note 4)	7,388	17,108	-	23,079	89,189	47,861	-	-
Transfers between funds	440,951	(163,693)	-	-	(33,363)	(692,815)	-	-
Redemptions (notes 2, 3, and 4)	(911,501)	(963,053)	(4,282)	(38,808)	(917,672)	(1,145,357)	(9,397)	(8,657)
Adjustments to maintain reserves	(116)	86	1,322	(24,424)	52	84	3	2

Net equity transactions	(463,278)	(1,109,552)	(2,960)	(40,153)	(861,794)	(1,790,227)	(9,394)	(8,655)

Net change in contract owners’ equity	(43,486)	(210,735)	(2,186)	(38,083)	84,555	(349,496)	(588)	5,547
Contract owners’ equity at beginning of period	8,936,513	9,147,248	13,432	51,515	11,667,746	12,017,242	125,644	120,097

Contract owners’ equity at end of period	$8,893,027	8,936,513	11,246	13,432	11,752,301	11,667,746	125,056	125,644

CHANGE IN UNITS:
Beginning units	445,767	506,509	-	-	543,367	637,059	-	-
Units purchased	69,869	66,604	-	-	29,041	49,809	-	-
Units redeemed	(91,559)	(127,346)	-	-	(68,333)	(143,501)	-	-

Ending units	424,077	445,767	-	-	504,075	543,367	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	FF30S		FF30S2		FG2		FGI2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(14,385)	6,479	(2,096)	(1,405)	(67,988)	(52,729)	22,393	9,991
Realized gain (loss) on investments	392,471	224,655	35,983	12,138	608,406	358,419	96,442	(72,597)
Change in unrealized gain (loss) on investments	289,815	534,730	(22,816)	3,988	(636,269)	586,821	155,576	81,608
Reinvested capital gains	423,085	402,007	7,493	9,746	803,747	275,434	77,199	59,609

Net increase (decrease) in contract owners’ equity resulting from operations	1,090,986	1,167,871	18,564	24,467	707,896	1,167,945	351,610	78,611

Equity transactions:
Purchase payments received from contract owners (note 4)	79,344	177,433	-	-	81,764	-	29,804	41,070
Transfers between funds	716,268	745,864	-	-	(232,577)	339,901	471,803	381,691
Redemptions (notes 2, 3, and 4)	(1,359,584)	(714,810)	(89,155)	(32,527)	(337,721)	(406,509)	(169,067)	(94,697)
Adjustments to maintain reserves	(57)	230	75	163	18	147	(79)	29

Net equity transactions	(564,029)	208,717	(89,080)	(32,364)	(488,516)	(66,461)	332,461	328,093

Net change in contract owners’ equity	526,957	1,376,588	(70,516)	(7,897)	219,380	1,101,484	684,071	406,704
Contract owners’ equity at beginning of period	9,671,512	8,294,924	196,783	204,680	3,652,904	2,551,420	1,295,710	889,006

Contract owners’ equity at end of period	$10,198,469	9,671,512	126,267	196,783	3,872,284	3,652,904	1,979,781	1,295,710

CHANGE IN UNITS:
Beginning units	412,830	409,334	-	-	86,580	86,067	80,998	59,228
Units purchased	37,988	82,447	-	-	19,962	30,042	56,560	64,405
Units redeemed	(59,463)	(78,951)	-	-	(30,346)	(29,529)	(37,767)	(42,635)

Ending units	391,355	412,830	-	-	76,196	86,580	99,791	80,998

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	FGOS		FGS		FHIS		FIGBS
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(26,459)	(18,967)	(2,647,337)	(1,987,753)	1,177,936	1,184,189	249,666	348,020
Realized gain (loss) on investments	267,491	163,365	19,738,099	15,212,335	505,977	(897,595)	453,861	126,197
Change in unrealized gain (loss) on investments	(214,532)	692,716	(19,526,299)	38,639,369	(381,105)	(196,778)	(2,225,439)	2,019,670
Reinvested capital gains	209,242	97,043	50,010,909	18,120,834	-	-	867,094	12,351

Net increase (decrease) in contract owners’ equity resulting from operations	235,742	934,157	47,575,372	69,984,785	1,302,808	89,816	(654,818)	2,506,238

Equity transactions:
Purchase payments received from contract owners (note 4)	53,092	14,485	2,141,602	2,370,307	357,450	275,603	143,697	264,512
Transfers between funds	140,774	(139,335)	(5,677,674)	(1,664,574)	(607,098)	(6,736,563)	(1,487,378)	2,832,326
Redemptions (notes 2, 3, and 4)	(350,656)	(93,683)	(24,382,178)	(18,193,517)	(2,712,937)	(3,215,426)	(3,331,061)	(3,234,276)
Adjustments to maintain reserves	172	912	(17,177)	(23,260)	3	(17,049)	(5,120)	(24,298)

Net equity transactions	(156,618)	(217,621)	(27,935,427)	(17,511,044)	(2,962,582)	(9,693,435)	(4,679,862)	(161,736)

Net change in contract owners’ equity	79,124	716,536	19,639,945	52,473,741	(1,659,774)	(9,603,619)	(5,334,680)	2,344,502
Contract owners’ equity at beginning of period	2,209,189	1,492,653	229,097,255	176,623,514	31,988,785	41,592,404	34,905,066	32,560,564

Contract owners’ equity at end of period	$2,288,313	2,209,189	248,737,200	229,097,255	30,329,011	31,988,785	29,570,386	34,905,066

CHANGE IN UNITS:
Beginning units	35,083	39,496	3,860,121	4,238,904	1,566,897	2,066,203	1,926,738	1,940,016
Units purchased	3,472	686	97,230	293,111	1,204,279	799,679	170,153	410,540
Units redeemed	(5,720)	(5,099)	(508,763)	(671,894)	(1,335,514)	(1,298,985)	(433,513)	(423,818)

Ending units	32,835	35,083	3,448,588	3,860,121	1,435,662	1,566,897	1,663,378	1,926,738

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	FMC2		FMCS		FNRS2		FO2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(59,553)	(43,437)	(132,044)	(95,976)	82,282	58,282	(15,420)	(15,195)
Realized gain (loss) on investments	1,008,966	(47,557)	579,912	(368,188)	(737,542)	(1,873,946)	67,508	10,095
Change in unrealized gain (loss) on investments	(304,805)	567,285	809,298	3,230,854	2,597,727	(185,658)	36,846	118,799
Reinvested capital gains	188,634	-	3,370,711	-	-	-	78,180	4,353

Net increase (decrease) in contract owners’ equity resulting from operations	833,242	476,291	4,627,877	2,766,690	1,942,467	(2,001,322)	167,114	118,052

Equity transactions:
Purchase payments received from contract owners (note 4)	53	14,405	241,884	199,048	98,328	117,213	22,449	51
Transfers between funds	(3,013,405)	(7,186)	(820,380)	(1,292,494)	2,207,319	(291,908)	(17,298)	(64,919)
Redemptions (notes 2, 3, and 4)	(303,849)	(226,477)	(1,885,862)	(1,430,371)	(559,409)	(503,382)	(179,522)	(52,504)
Adjustments to maintain reserves	(462)	(12,895)	(1,978)	182	(98)	(4,332)	54	(15)

Net equity transactions	(3,317,663)	(232,153)	(2,466,336)	(2,523,635)	1,746,140	(682,409)	(174,317)	(117,387)

Net change in contract owners’ equity	(2,484,421)	244,138	2,161,541	243,055	3,688,607	(2,683,731)	(7,203)	665
Contract owners’ equity at beginning of period	3,625,703	3,381,565	20,034,925	19,791,870	3,559,972	6,243,703	1,060,612	1,059,947

Contract owners’ equity at end of period	$1,141,282	3,625,703	22,196,466	20,034,925	7,248,579	3,559,972	1,053,409	1,060,612

CHANGE IN UNITS:
Beginning units	61,079	64,950	765,914	882,848	613,980	715,331	80,631	91,375
Units purchased	898	814	20,410	32,054	544,281	383,220	3,611	1,064
Units redeemed	(61,977)	(4,685)	(102,496)	(148,988)	(344,850)	(484,571)	(15,957)	(11,808)

Ending units	-	61,079	683,828	765,914	813,411	613,980	68,285	80,631

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	FOS		FRESS2		FVSS		FVSS2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(174,477)	(170,149)	(1,417)	3,998	25,394	3,351	(1,913)	(1,948)
Realized gain (loss) on investments	1,108,604	270,630	192,734	(148,200)	451,400	(628,042)	15,448	7,441
Change in unrealized gain (loss) on investments	1,524,403	2,825,621	25,718	30,629	979,331	561,448	36,661	(4,998)
Reinvested capital gains	1,936,088	105,520	5,030	32,656	740,818	347,625	21,140	12,432

Net increase (decrease) in contract owners’ equity resulting from operations	4,394,618	3,031,622	222,065	(80,917)	2,196,943	284,382	71,336	12,927

Equity transactions:
Purchase payments received from contract owners (note 4)	207,149	137,889	321	656	84,390	169,997	1,669	1,679
Transfers between funds	(962,190)	(868,714)	223,958	(96,455)	877,167	(186,226)	(1,987)	(5,277)
Redemptions (notes 2, 3, and 4)	(2,122,315)	(1,917,584)	(110,066)	(65,701)	(691,861)	(854,544)	(48,714)	(26,979)
Adjustments to maintain reserves	(500)	(2,461)	(71)	14	(520)	(1,487)	(27)	52

Net equity transactions	(2,877,856)	(2,650,870)	114,142	(161,486)	269,176	(872,260)	(49,059)	(30,525)

Net change in contract owners’ equity	1,516,762	380,752	336,207	(242,403)	2,466,119	(587,878)	22,277	(17,598)
Contract owners’ equity at beginning of period	25,070,902	24,690,150	566,962	809,365	6,787,970	7,375,848	247,801	265,399

Contract owners’ equity at end of period	$26,587,664	25,070,902	903,169	566,962	9,254,089	6,787,970	270,078	247,801

CHANGE IN UNITS:
Beginning units	939,560	1,058,629	53,532	70,373	204,170	236,859	8,971	10,243
Units purchased	38,384	22,286	73,861	67,586	89,224	30,090	62	853
Units redeemed	(135,253)	(141,355)	(65,209)	(84,427)	(82,002)	(62,779)	(1,500)	(2,125)

Ending units	842,691	939,560	62,184	53,532	211,392	204,170	7,533	8,971

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	FTVDM2		FTVFA2		FTVGI2		FTVIS2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(8,073)	90,735	21,405	13,557	(137,349)	1,064,912	973,149	1,252,702
Realized gain (loss) on investments	203,068	25,304	(79,532)	(230,956)	(661,152)	(1,059,178)	(105,900)	(1,126,791)
Change in unrealized gain (loss) on investments	(467,020)	146,841	375,511	(390,577)	21,738	(1,067,001)	3,042,181	(913,375)
Reinvested capital gains	66,517	78,321	-	882,190	-	-	-	22,218

Net increase (decrease) in contract owners’ equity resulting from operations	(205,508)	341,201	317,384	274,214	(776,763)	(1,061,267)	3,909,430	(765,246)

Equity transactions:
Purchase payments received from contract owners (note 4)	68,990	8,731	4,857	30,529	52,461	79,894	155,571	180,638
Transfers between funds	45,773	(848,363)	(175,910)	(556,688)	354,783	(2,603,996)	(729,236)	(3,344,696)
Redemptions (notes 2, 3, and 4)	(192,228)	(178,974)	(188,326)	(234,268)	(1,130,706)	(1,337,494)	(2,567,343)	(2,606,754)
Adjustments to maintain reserves	(186)	(1,401)	(49)	(54)	41	(23)	530	(40,526)

Net equity transactions	(77,651)	(1,020,007)	(359,428)	(760,481)	(723,421)	(3,861,619)	(3,140,478)	(5,811,338)

Net change in contract owners’ equity	(283,159)	(678,806)	(42,044)	(486,267)	(1,500,184)	(4,922,886)	768,952	(6,576,584)
Contract owners’ equity at beginning of period	3,277,828	3,956,634	3,158,725	3,644,992	13,208,026	18,130,912	26,773,887	33,350,471

Contract owners’ equity at end of period	$2,994,669	3,277,828	3,116,681	3,158,725	11,707,842	13,208,026	27,542,839	26,773,887

CHANGE IN UNITS:
Beginning units	218,787	308,446	181,759	231,934	1,415,389	1,822,612	1,392,650	1,729,478
Units purchased	54,711	29,553	3,695	6,359	146,314	56,287	41,926	35,250
Units redeemed	(58,466)	(119,212)	(23,161)	(56,534)	(226,477)	(463,510)	(193,304)	(372,078)

Ending units	215,032	218,787	162,293	181,759	1,335,226	1,415,389	1,241,272	1,392,650

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	FTVRD2		FTVSV2		TIF2		GVGMNS
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(3,339)	(1,029)	(4,778)	23,241	24,242	61,401	(496)	(898)
Realized gain (loss) on investments	14,723	1,826	(139,680)	(563,745)	(58,554)	(287,032)	3,160	2,482
Change in unrealized gain (loss) on investments	101,109	43,131	1,522,468	367,770	133,172	74,177	(531)	(2,906)
Reinvested capital gains	19,078	27,039	230,234	375,928	-	-	4,675	795

Net increase (decrease) in contract owners’ equity resulting from operations	131,571	70,967	1,608,244	203,194	98,860	(151,454)	6,808	(527)

Equity transactions:
Purchase payments received from contract owners (note 4)	101	534	39,318	87,065	14,082	37,679	-	-
Transfers between funds	(1,143)	(9,292)	461,320	(409,451)	(150,693)	(273,473)	2,292	-
Redemptions (notes 2, 3, and 4)	(75,312)	(53,525)	(536,948)	(459,535)	(226,132)	(250,893)	(26,916)	(66,359)
Adjustments to maintain reserves	32	(334)	(98)	(7,332)	(160)	(1,428)	(14)	21

Net equity transactions	(76,322)	(62,617)	(36,408)	(789,253)	(362,903)	(488,115)	(24,638)	(66,338)

Net change in contract owners’ equity	55,249	8,350	1,571,836	(586,059)	(264,043)	(639,569)	(17,830)	(66,865)
Contract owners’ equity at beginning of period	571,921	563,571	6,906,425	7,492,484	2,911,750	3,551,319	56,698	123,563

Contract owners’ equity at end of period	$627,170	571,921	8,478,261	6,906,425	2,647,707	2,911,750	38,868	56,698

CHANGE IN UNITS:
Beginning units	-	-	287,835	326,011	309,515	371,200	4,141	9,237
Units purchased	-	-	58,852	51,659	19,253	16,850	158	15
Units redeemed	-	-	(59,842)	(89,835)	(56,823)	(78,535)	(1,826)	(5,111)

Ending units	-	-	286,845	287,835	271,945	309,515	2,473	4,141

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	GVMSAS		RVARS		SBLD		SBLJ
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$1,159	256	(7,369)	2,293	792	3,623	(736)	211
Realized gain (loss) on investments	2,337	(26)	5,666	36,097	5,844	1,886	5,278	5,541
Change in unrealized gain (loss) on investments	(2,713)	897	28,264	(368)	29,380	121	(6,788)	20,155
Reinvested capital gains	-	-	15,163	-	-	1,972	17,414	5,496

Net increase (decrease) in contract owners’ equity resulting from operations	783	1,127	41,724	38,022	36,016	7,602	15,168	31,403

Equity transactions:
Purchase payments received from contract owners (note 4)	165	-	165	76	1,791	2,454	1,213	1,101
Transfers between funds	82,107	9,780	110,665	186,295	170	(369)	5,091	(11,069)
Redemptions (notes 2, 3, and 4)	(1,953)	(2,231)	(42,704)	(173,152)	(12,699)	(34,113)	(15,158)	(38,314)
Adjustments to maintain reserves	(20)	11	1	(1)	4	(38)	(23)	(35)

Net equity transactions	80,299	7,560	68,127	13,218	(10,734)	(32,066)	(8,877)	(48,317)

Net change in contract owners’ equity	81,082	8,687	109,851	51,240	25,282	(24,464)	6,291	(16,914)
Contract owners’ equity at beginning of period	24,503	15,816	585,988	534,748	178,051	202,515	120,576	137,490

Contract owners’ equity at end of period	$105,585	24,503	695,839	585,988	203,333	178,051	126,867	120,576

CHANGE IN UNITS:
Beginning units	2,287	1,561	54,574	52,499	10,489	12,569	3,949	5,884
Units purchased	11,189	951	12,326	71,022	126	256	291	518
Units redeemed	(3,967)	(225)	(6,345)	(68,947)	(667)	(2,336)	(546)	(2,453)

Ending units	9,509	2,287	60,555	54,574	9,948	10,489	3,694	3,949

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	SBLN		SBLO		SBLP		SBLQ
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(2,805)	4,813	2,105	1,276	11,652	20,475	(2,282)	(235)
Realized gain (loss) on investments	10,020	34,055	6,191	(3,198)	(2,291)	(14,695)	608	(18,646)
Change in unrealized gain (loss) on investments	19,937	(24,965)	43,045	(4,098)	3,384	2,876	129,862	(29,505)
Reinvested capital gains	43,386	54,040	1,428	9,551	-	-	-	34,813

Net increase (decrease) in contract owners’ equity resulting from operations	70,538	67,943	52,769	3,531	12,745	8,656	128,188	(13,573)

Equity transactions:
Purchase payments received from contract owners (note 4)	1,791	9,574	563	417	2,646	2,785	13,147	10,658
Transfers between funds	3,123	(318,756)	41,836	14,292	27,206	(45,682)	852	(12,970)
Redemptions (notes 2, 3, and 4)	(37,405)	(8,169)	(53,754)	(2,498)	(23,430)	(13,509)	(37,540)	(12,742)
Adjustments to maintain reserves	3	74	(102)	(8)	76	(14)	(183)	50

Net equity transactions	(32,488)	(317,277)	(11,457)	12,203	6,498	(56,420)	(23,724)	(15,004)

Net change in contract owners’ equity	38,050	(249,334)	41,312	15,734	19,243	(47,764)	104,464	(28,577)
Contract owners’ equity at beginning of period	646,949	896,283	222,610	206,876	283,650	331,414	516,064	544,641

Contract owners’ equity at end of period	$684,999	646,949	263,922	222,610	302,893	283,650	620,528	516,064

CHANGE IN UNITS:
Beginning units	29,189	44,943	9,716	9,091	12,897	15,592	21,802	22,530
Units purchased	538	1,274	1,876	1,236	1,348	1,372	656	925
Units redeemed	(1,941)	(17,028)	(2,436)	(611)	(1,037)	(4,067)	(1,443)	(1,653)

Ending units	27,786	29,189	9,156	9,716	13,208	12,897	21,015	21,802

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	SBLV		SBLX		SBLY		ACC2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$8,483	1,457	(645)	79	(897)	101	(7,536)	7,685
Realized gain (loss) on investments	30,934	(74,383)	3,400	(2,636)	790	1,147	222,416	63,436
Change in unrealized gain (loss) on investments	264,974	26,330	(1,013)	18,210	7,194	23,276	505,900	(250,988)
Reinvested capital gains	-	48,780	3,111	-	24,563	3,667	-	61,844

Net increase (decrease) in contract owners’ equity resulting from operations	304,391	2,184	4,853	15,653	31,650	28,191	720,780	(118,023)

Equity transactions:
Purchase payments received from contract owners (note 4)	33,333	30,483	1,200	707	5,674	3,853	15,534	3,245
Transfers between funds	104,446	(159,441)	(1,440)	(7,467)	39,013	10,555	(375,405)	(14,362)
Redemptions (notes 2, 3, and 4)	(194,947)	(83,564)	(7,074)	(2,157)	(1,605)	(5,211)	(260,800)	(157,734)
Adjustments to maintain reserves	(30)	45	29	(42)	6	3	8	59

Net equity transactions	(57,198)	(212,477)	(7,285)	(8,959)	43,088	9,200	(620,663)	(168,792)

Net change in contract owners’ equity	247,193	(210,293)	(2,432)	6,694	74,738	37,391	100,117	(286,815)
Contract owners’ equity at beginning of period	1,329,371	1,539,664	87,099	80,405	106,022	68,631	2,571,748	2,858,563

Contract owners’ equity at end of period	$1,576,564	1,329,371	84,667	87,099	180,760	106,022	2,671,865	2,571,748

CHANGE IN UNITS:
Beginning units	52,127	62,262	2,942	3,538	3,022	2,667	106,659	114,984
Units purchased	6,885	3,036	64	163	1,083	540	9,497	4,218
Units redeemed	(8,494)	(13,171)	(293)	(759)	(35)	(185)	(31,287)	(12,543)

Ending units	50,518	52,127	2,713	2,942	4,070	3,022	84,869	106,659

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	ACEG		ACEG2		AVCE2		AVGI
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(252)	(625)	(40,140)	(44,045)	(7,226)	(3,723)	(20)	(2)
Realized gain (loss) on investments	16,544	254	809,534	34,020	3,990	12,009	2	(1)
Change in unrealized gain (loss) on investments	(14,983)	15,839	(622,940)	607,240	93,964	(58,886)	524	(212)
Reinvested capital gains	2,241	4,158	325,670	223,442	10,782	104,020	57	451

Net increase (decrease) in contract owners’ equity resulting from operations	3,550	19,626	472,124	820,657	101,510	53,420	563	236

Equity transactions:
Purchase payments received from contract owners (note 4)	139	139	45,515	3,805	-	-	-	-
Transfers between funds	-	-	(3,526,593)	(129,696)	324	(60,893)	-	-
Redemptions (notes 2, 3, and 4)	(51,809)	(475)	(175,707)	(296,879)	(4,266)	(2,791)	(1)	1
Adjustments to maintain reserves	(35)	11	(26)	86	(50)	33	(3)	(3)

Net equity transactions	(51,705)	(325)	(3,656,811)	(422,684)	(3,992)	(63,651)	(4)	(2)

Net change in contract owners’ equity	(48,155)	19,301	(3,184,687)	397,973	97,518	(10,231)	559	234
Contract owners’ equity at beginning of period	67,645	48,344	3,184,687	2,786,714	409,070	419,301	2,169	1,935

Contract owners’ equity at end of period	$19,490	67,645	-	3,184,687	506,588	409,070	2,728	2,169

CHANGE IN UNITS:
Beginning units	1,978	1,988	88,763	109,377	19,781	22,499	79	79
Units purchased	4	5	21,131	36,422	12	1,663	-	-
Units redeemed	(1,471)	(15)	(109,894)	(57,036)	(174)	(4,381)	-	-

Ending units	511	1,978	-	88,763	19,619	19,781	79	79

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	IVHS		IVKEI1		IVMCC2		IVRE
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(4,127)	(3,136)	2,857	4,461	(1,544)	(949)	3,468	5,936
Realized gain (loss) on investments	9,241	(4,349)	3,297	(3,446)	(2,281)	(27,883)	80	(2,458)
Change in unrealized gain (loss) on investments	(4,505)	49,248	56,455	9,479	36,889	12,677	36,534	(33,158)
Reinvested capital gains	47,187	9,210	4,188	16,319	-	27,733	-	4,301

Net increase (decrease) in contract owners’ equity resulting from operations	47,796	50,973	66,797	26,813	33,064	11,578	40,082	(25,379)

Equity transactions:
Purchase payments received from contract owners (note 4)	10,668	9,014	-	-	-	-	5,596	4,574
Transfers between funds	24,641	23,109	-	(29,431)	11,598	13,970	26,231	(10,195)
Redemptions (notes 2, 3, and 4)	(81,154)	(17,569)	(29,217)	(10,692)	(3,789)	(12,229)	(7,784)	(2,555)
Adjustments to maintain reserves	(74)	54	-	(5)	(7)	(5)	(61)	23

Net equity transactions	(45,919)	14,608	(29,217)	(40,128)	7,802	1,736	23,982	(8,153)

Net change in contract owners’ equity	1,877	65,581	37,580	(13,315)	40,866	13,314	64,064	(33,532)
Contract owners’ equity at beginning of period	463,950	398,369	405,036	418,351	160,806	147,492	159,629	193,161

Contract owners’ equity at end of period	$465,827	463,950	442,616	405,036	201,672	160,806	223,693	159,629

CHANGE IN UNITS:
Beginning units	13,904	13,508	21,489	24,204	8,850	8,723	11,092	11,638
Units purchased	1,026	1,784	-	-	1,219	5,640	2,016	990
Units redeemed	(2,365)	(1,388)	(1,466)	(2,715)	(960)	(5,513)	(606)	(1,536)

Ending units	12,565	13,904	20,023	21,489	9,109	8,850	12,502	11,092

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	OVAG		OVAG2		OVGI		OVGIS
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(820,891)	(634,595)	(24,204)	(11,983)	(220,501)	267,683	(13,314)	(6,797)
Realized gain (loss) on investments	5,348,504	2,231,812	228,390	75,058	20,346,433	2,296,913	292,971	4,340
Change in unrealized gain (loss) on investments	(227,150)	14,370,904	(127,870)	479,017	(4,935,116)	(887,767)	(64,403)	21,484
Reinvested capital gains	7,858,690	4,825,134	228,159	-	4,816,542	7,072,011	66,816	116,982

Net increase (decrease) in contract owners’ equity resulting from operations	12,159,153	20,793,255	304,475	542,092	20,007,358	8,748,840	282,070	136,009

Equity transactions:
Purchase payments received from contract owners (note 4)	944,351	726,854	62,832	(537)	495,962	496,576	53,739	-
Transfers between funds	(2,652,176)	(1,166,358)	194,954	1,245,317	(93,650,479)	(3,459,348)	(1,248,924)	(195)
Redemptions (notes 2, 3, and 4)	(7,638,886)	(4,990,270)	(73,685)	(17,986)	(5,802,704)	(6,631,160)	(291,874)	(229,802)
Adjustments to maintain reserves	476	(444)	(51)	(39,848)	(32,708)	(64,588)	52	15

Net equity transactions	(9,346,235)	(5,430,218)	184,050	1,186,946	(98,989,929)	(9,658,520)	(1,487,007)	(229,982)

Net change in contract owners’ equity	2,812,918	15,363,037	488,525	1,729,038	(78,982,571)	(909,680)	(1,204,937)	(93,973)
Contract owners’ equity at beginning of period	72,734,991	57,371,954	1,729,038	-	79,336,351	80,246,031	1,204,937	1,298,910

Contract owners’ equity at end of period	$75,547,909	72,734,991	2,217,563	1,729,038	353,780	79,336,351	-	1,204,937

CHANGE IN UNITS:
Beginning units	1,397,273	1,535,748	111,981	-	2,111,151	2,407,684	42,077	50,425
Units purchased	58,750	93,169	53,216	159,516	17,116	21,796	1,526	2,029
Units redeemed	(223,785)	(231,644)	(41,742)	(47,535)	(2,128,267)	(318,329)	(43,603)	(10,377)

Ending units	1,232,238	1,397,273	123,455	111,981	-	2,111,151	-	42,077

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	OVGR		OVGS		OVGSS		OVIGS
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(52,138)	(41,668)	(1,242,792)	(419,947)	(16,884)	(11,376)	(15,565)	(6,611)
Realized gain (loss) on investments	176,625	124,590	4,888,612	474,726	113,727	58,203	122,949	41,522
Change in unrealized gain (loss) on investments	525,281	526,823	5,469,325	18,531,935	(30,989)	108,283	(94,573)	256,468
Reinvested capital gains	245,780	566,195	5,422,677	3,257,858	44,969	28,990	116,916	18,820

Net increase (decrease) in contract owners’ equity resulting from operations	895,548	1,175,940	14,537,822	21,844,572	110,823	184,100	129,727	310,199

Equity transactions:
Purchase payments received from contract owners (note 4)	28,659	42,754	863,769	757,066	353	8	(83)	1,017
Transfers between funds	(28,336)	(144,594)	(4,317,923)	(7,188,856)	(50,424)	-	(285,372)	(253,752)
Redemptions (notes 2, 3, and 4)	(505,984)	(163,630)	(11,222,643)	(7,768,983)	(104,176)	(75,604)	(234,681)	(168,036)
Adjustments to maintain reserves	896	(7,217)	46	(96,695)	392	(32)	(27)	52

Net equity transactions	(504,765)	(272,687)	(14,676,751)	(14,297,468)	(153,855)	(75,628)	(520,163)	(420,719)

Net change in contract owners’ equity	390,783	903,253	(138,929)	7,547,104	(43,032)	108,472	(390,436)	(110,520)
Contract owners’ equity at beginning of period	4,423,982	3,520,729	105,830,989	98,283,885	923,210	814,738	1,689,449	1,799,969

Contract owners’ equity at end of period	$4,814,765	4,423,982	105,692,060	105,830,989	880,178	923,210	1,299,013	1,689,449

CHANGE IN UNITS:
Beginning units	80,153	86,084	2,834,665	3,327,486	24,776	27,113	125,849	160,495
Units purchased	1,502	1,663	77,942	61,962	2,872	-	11,310	42,502
Units redeemed	(9,727)	(7,594)	(434,574)	(554,783)	(6,804)	(2,337)	(48,193)	(77,148)

Ending units	71,928	80,153	2,478,033	2,834,665	20,844	24,776	88,966	125,849

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	OVSB		OVSBS		OVSC		OVSCS
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$85,404	125,438	15,185	29,187	(57,712)	(29,585)	(1,326)	(1,085)
Realized gain (loss) on investments	(25,888)	(81,218)	(24,281)	(27,988)	373,009	(75,648)	6,289	(6,993)
Change in unrealized gain (loss) on investments	(184,529)	(17,641)	(35,459)	1,895	667,869	1,031,742	10,321	22,940
Reinvested capital gains	-	-	-	-	483,947	81,805	7,506	1,401

Net increase (decrease) in contract owners’ equity resulting from operations	(125,013)	26,579	(44,555)	3,094	1,467,113	1,008,314	22,790	16,263

Equity transactions:
Purchase payments received from contract owners (note 4)	47,109	6,153	3,819	2,894	155,623	28,829	590	1,192
Transfers between funds	(43,771)	(145,305)	8,289	(873)	(317,907)	(315,887)	(8,896)	(2,204)
Redemptions (notes 2, 3, and 4)	(377,646)	(242,695)	(171,684)	(132,401)	(556,534)	(474,338)	(12,415)	(9,620)
Adjustments to maintain reserves	(96)	52	(53)	(2,191)	(369)	(9)	(547)	(583)

Net equity transactions	(374,404)	(381,795)	(159,629)	(132,571)	(719,187)	(761,405)	(21,268)	(11,215)

Net change in contract owners’ equity	(499,417)	(355,216)	(204,184)	(129,477)	747,926	246,909	1,522	5,048
Contract owners’ equity at beginning of period	2,903,968	3,259,184	876,069	1,005,546	7,093,102	6,846,193	117,864	112,816

Contract owners’ equity at end of period	$2,404,551	2,903,968	671,885	876,069	7,841,028	7,093,102	119,386	117,864

CHANGE IN UNITS:
Beginning units	251,724	288,731	47,899	55,703	252,567	289,998	-	-
Units purchased	21,786	37,428	966	1,118	21,738	40,850	-	-
Units redeemed	(54,936)	(74,435)	(10,202)	(8,922)	(43,795)	(78,281)	-	-

Ending units	218,574	251,724	38,663	47,899	230,510	252,567	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	WRASP		WRBDP		WRBP		WRCEP
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$250,174	481,639	293,032	483,866	11,501	100,818	(471,791)	(406,022)
Realized gain (loss) on investments	(237,342)	(1,799,125)	(110,632)	25,294	5,940,804	(1,653,383)	2,453,623	(870,410)
Change in unrealized gain (loss) on investments	(721,377)	6,942,308	(2,232,927)	2,703,017	(3,243,793)	3,524,388	15,391,766	10,820,758
Reinvested capital gains	5,842,337	919,900	1,354,455	-	2,122,743	1,744,278	3,244,363	4,038,670

Net increase (decrease) in contract owners’ equity resulting from operations	5,133,792	6,544,722	(696,072)	3,212,177	4,831,255	3,716,101	20,617,961	13,582,996

Equity transactions:
Purchase payments received from contract owners (note 4)	522,575	410,769	584,228	154,490	253,844	190,807	806,331	393,830
Transfers between funds	(2,421,729)	(1,974,533)	1,269,558	608,871	(36,572,141)	(1,069,569)	(3,173,211)	(2,781,538)
Redemptions (notes 2, 3, and 4)	(5,409,520)	(6,216,736)	(3,608,559)	(5,357,918)	(2,746,010)	(4,150,665)	(8,260,883)	(9,467,605)
Adjustments to maintain reserves	242	(4,589)	(3)	(157)	(109)	(1,277)	(114)	(517)

Net equity transactions	(7,308,432)	(7,785,089)	(1,754,776)	(4,594,714)	(39,064,416)	(5,030,704)	(10,627,877)	(11,855,830)

Net change in contract owners’ equity	(2,174,640)	(1,240,367)	(2,450,848)	(1,382,537)	(34,233,161)	(1,314,603)	9,990,084	1,727,166
Contract owners’ equity at beginning of period	59,614,505	60,854,872	34,739,814	36,122,351	34,285,446	35,600,049	80,061,464	78,334,298

Contract owners’ equity at end of period	$57,439,865	59,614,505	32,288,966	34,739,814	52,285	34,285,446	90,051,548	80,061,464

CHANGE IN UNITS:
Beginning units	1,548,990	1,781,240	1,709,494	1,949,692	1,145,806	1,342,507	2,394,864	2,816,402
Units purchased	46,979	35,332	212,454	145,320	43,782	39,880	53,823	38,147
Units redeemed	(229,631)	(267,582)	(304,241)	(385,518)	(1,189,588)	(236,581)	(339,451)	(459,685)

Ending units	1,366,338	1,548,990	1,617,707	1,709,494	-	1,145,806	2,109,236	2,394,864

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	WRDIV		WRENG		WRGBP		WRGNR
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$90,299	119,488	4,492	8,160	61,678	67,430	13,931	29,879
Realized gain (loss) on investments	(243,399)	(894,952)	(283,907)	(345,612)	46,221	17,738	(80,057)	(314,868)
Change in unrealized gain (loss) on investments	1,393,958	872,739	705,884	(326,559)	(152,581)	63,960	668,694	(136,049)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,240,858	97,275	426,469	(664,011)	(44,682)	149,128	602,568	(421,038)

Equity transactions:
Purchase payments received from contract owners (note 4)	80,015	33,634	10,061	2,665	762	50	110,288	27,455
Transfers between funds	(192,400)	281,575	(131,741)	63,390	(481,475)	367,636	(183,782)	22,092
Redemptions (notes 2, 3, and 4)	(735,961)	(1,264,340)	(49,895)	(96,569)	(246,337)	(272,764)	(224,689)	(432,430)
Adjustments to maintain reserves	(142)	41	(50)	48	(53)	27	(23)	45

Net equity transactions	(848,488)	(949,090)	(171,625)	(30,466)	(727,103)	94,949	(298,206)	(382,838)

Net change in contract owners’ equity	392,370	(851,815)	254,844	(694,477)	(771,785)	244,077	304,362	(803,876)
Contract owners’ equity at beginning of period	8,356,128	9,207,943	1,076,928	1,771,405	2,723,239	2,479,162	2,430,936	3,234,812

Contract owners’ equity at end of period	$8,748,498	8,356,128	1,331,772	1,076,928	1,951,454	2,723,239	2,735,298	2,430,936

CHANGE IN UNITS:
Beginning units	326,934	367,374	234,570	241,242	217,908	212,631	302,646	350,391
Units purchased	17,656	30,741	24,975	60,642	30,265	50,379	20,255	41,426
Units redeemed	(49,468)	(71,181)	(52,985)	(67,314)	(89,091)	(45,102)	(51,389)	(89,171)

Ending units	295,122	326,934	206,560	234,570	159,082	217,908	271,512	302,646

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	WRGP		WRHIP		WRI2P		WRIP
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(1,357,573)	(1,171,926)	1,847,822	2,421,436	(1,382)	110,538	(213,594)	(122,649)
Realized gain (loss) on investments	2,974,882	579,498	(554,369)	(1,875,855)	74,903	(475,840)	(1,623,101)	(4,902,079)
Change in unrealized gain (loss) on investments	17,627,567	13,772,766	596,615	988,921	987,352	753,662	3,958,782	8,128,924
Reinvested capital gains	11,738,932	14,156,098	-	-	-	1,519	943,697	-

Net increase (decrease) in contract owners’ equity resulting from operations	30,983,808	27,336,436	1,890,068	1,534,502	1,060,873	389,879	3,065,784	3,104,196

Equity transactions:
Purchase payments received from contract owners (note 4)	2,387,699	32,950	543,973	185,740	93,293	46,402	389,725	222,458
Transfers between funds	(4,120,140)	(3,899,884)	(502,847)	(1,380,959)	330,062	(484,136)	(657,485)	(803,261)
Redemptions (notes 2, 3, and 4)	(12,634,972)	(11,614,787)	(4,352,147)	(5,742,879)	(652,102)	(931,163)	(1,689,735)	(2,133,214)
Adjustments to maintain reserves	1,289	(137)	(123)	(1,291)	51	(2,498)	42	60

Net equity transactions	(14,366,124)	(15,481,858)	(4,311,144)	(6,939,389)	(228,696)	(1,371,395)	(1,957,453)	(2,713,957)

Net change in contract owners’ equity	16,617,684	11,854,578	(2,421,076)	(5,404,887)	832,177	(981,516)	1,108,331	390,239
Contract owners’ equity at beginning of period	116,105,246	104,250,668	39,627,686	45,032,573	8,225,794	9,207,310	19,417,527	19,027,288

Contract owners’ equity at end of period	$132,722,930	116,105,246	37,206,610	39,627,686	9,057,971	8,225,794	20,525,858	19,417,527

CHANGE IN UNITS:
Beginning units	2,769,933	3,212,033	1,195,685	1,424,091	358,216	425,818	783,488	915,747
Units purchased	86,608	42,302	85,354	71,164	38,919	35,594	25,314	35,536
Units redeemed	(404,054)	(484,402)	(212,919)	(299,570)	(48,284)	(103,196)	(99,673)	(167,795)

Ending units	2,452,487	2,769,933	1,068,120	1,195,685	348,851	358,216	709,129	783,488

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	WRLTBP		WRMCG		WRMMP		WRRESP
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$17,348	48,181	(259,438)	(195,150)	(173,133)	(113,276)	(10,094)	27,697
Realized gain (loss) on investments	37,696	16,179	2,488,583	1,142,108	-	-	(46,690)	(180,758)
Change in unrealized gain (loss) on investments	(140,442)	35,181	(1,666,087)	5,014,116	-	-	1,773,288	(433,636)
Reinvested capital gains	17,491	-	2,771,090	1,212,199	-	-	78,027	349,551

Net increase (decrease) in contract owners’ equity resulting from operations	(67,907)	99,541	3,334,148	7,173,273	(173,133)	(113,276)	1,794,531	(237,146)

Equity transactions:
Purchase payments received from contract owners (note 4)	3,002	31,134	347,493	128,783	8,464,493	4,384,842	58,246	12,915
Transfers between funds	877,109	1,432,433	122,274	1,600,649	10,227,167	13,169,163	(57,971)	(30,741)
Redemptions (notes 2, 3, and 4)	(658,505)	(766,983)	(3,155,307)	(3,171,360)	(20,095,884)	(16,075,115)	(373,539)	(415,694)
Adjustments to maintain reserves	(83)	59	50	220	(35)	112	23	(80)

Net equity transactions	221,523	696,643	(2,685,490)	(1,441,708)	(1,404,259)	1,479,002	(373,241)	(433,600)

Net change in contract owners’ equity	153,616	796,184	648,658	5,731,565	(1,577,392)	1,365,726	1,421,290	(670,746)
Contract owners’ equity at beginning of period	4,151,579	3,355,395	23,035,359	17,303,794	15,035,824	13,670,098	4,459,042	5,129,788

Contract owners’ equity at end of period	$4,305,195	4,151,579	23,684,017	23,035,359	13,458,432	15,035,824	5,880,332	4,459,042

CHANGE IN UNITS:
Beginning units	382,060	319,088	385,006	426,547	1,444,868	1,302,861	163,380	179,987
Units purchased	132,384	191,374	53,668	88,650	2,491,141	2,087,233	9,732	11,395
Units redeemed	(111,542)	(128,402)	(94,905)	(130,191)	(2,632,215)	(1,945,226)	(21,546)	(28,002)

Ending units	402,902	382,060	343,769	385,006	1,303,794	1,444,868	151,566	163,380

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	WRSCP		WRSCV		WRSTP		WRVP
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(72,797)	(392,701)	(60,388)	(46,712)	(813,093)	(680,733)	261,524	212,445
Realized gain (loss) on investments	249,731	(1,004,653)	(25,772)	(417,059)	3,686,628	4,518,365	8,362,884	(770,704)
Change in unrealized gain (loss) on investments	(3,788,261)	13,175,095	1,011,673	415,650	(14,265,432)	7,148,341	(1,696,717)	(584,211)
Reinvested capital gains	5,036,796	-	-	227,305	20,934,483	7,523,039	-	1,012,751

Net increase (decrease) in contract owners’ equity resulting from operations	1,425,469	11,777,741	925,513	179,184	9,542,586	18,509,012	6,927,691	(129,719)

Equity transactions:
Purchase payments received from contract owners (note 4)	430,773	255,294	103,023	28,817	294,957	192,531	416,007	195,757
Transfers between funds	(1,299,754)	(1,087,869)	245,512	(32,636)	(1,846,476)	(2,888,330)	(30,390,006)	(371,978)
Redemptions (notes 2, 3, and 4)	(3,667,297)	(3,965,178)	(406,097)	(549,136)	(6,285,528)	(6,371,501)	(2,868,824)	(3,023,486)
Adjustments to maintain reserves	25	(57)	(72)	92	724	(2,376)	79	(18)

Net equity transactions	(4,536,253)	(4,797,810)	(57,634)	(552,863)	(7,836,323)	(9,069,676)	(32,842,744)	(3,199,725)

Net change in contract owners’ equity	(3,110,784)	6,979,931	867,879	(373,679)	1,706,263	9,439,336	(25,915,053)	(3,329,444)
Contract owners’ equity at beginning of period	43,879,374	36,899,443	4,750,109	5,123,788	71,705,900	62,266,564	25,918,384	29,247,828

Contract owners’ equity at end of period	$40,768,590	43,879,374	5,617,988	4,750,109	73,412,163	71,705,900	3,331	25,918,384

CHANGE IN UNITS:
Beginning units	1,114,901	1,276,491	146,831	167,783	1,112,608	1,292,636	862,179	981,071
Units purchased	36,640	34,636	17,296	14,314	21,394	44,745	36,009	45,594
Units redeemed	(145,871)	(196,226)	(18,939)	(35,266)	(135,073)	(224,773)	(898,188)	(164,486)

Ending units	1,005,670	1,114,901	145,188	146,831	998,929	1,112,608	-	862,179

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	JPMMV1		JABS		JACAS		JAFBS
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(26,780)	43,975	(283)	165	(1,381,112)	(974,701)	12,134	36,538
Realized gain (loss) on investments	336,552	(249,696)	22,743	3,841	5,925,377	3,235,998	69,746	70,306
Change in unrealized gain (loss) on investments	2,408,003	(1,075,982)	5,713	4,013	3,467,719	23,273,719	(219,364)	118,411
Reinvested capital gains	714,122	758,624	791	1,112	15,509,009	7,774,820	63,547	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,431,897	(523,079)	28,964	9,131	23,520,993	33,309,836	(73,937)	225,255

Equity transactions:
Purchase payments received from contract owners (note 4)	69,713	101,274	36,178	-	938,692	582,029	8,297	5,488
Transfers between funds	(469,245)	(1,187,956)	435,529	-	(3,181,886)	(4,461,025)	(422,336)	1,005,527
Redemptions (notes 2, 3, and 4)	(1,711,387)	(1,107,368)	(10,413)	(6,450)	(11,708,028)	(9,826,200)	(118,522)	(371,912)
Adjustments to maintain reserves	(169)	183	(5)	1	455	(19,407)	(62)	42

Net equity transactions	(2,111,088)	(2,193,867)	461,289	(6,449)	(13,950,767)	(13,724,603)	(532,623)	639,145

Net change in contract owners’ equity	1,320,809	(2,716,946)	490,253	2,682	9,570,226	19,585,233	(606,560)	864,400
Contract owners’ equity at beginning of period	12,917,274	15,634,220	77,649	74,967	116,556,298	96,971,065	3,115,869	2,251,469

Contract owners’ equity at end of period	$14,238,083	12,917,274	567,902	77,649	126,126,524	116,556,298	2,509,309	3,115,869

CHANGE IN UNITS:
Beginning units	372,055	447,424	-	-	2,783,998	3,185,452	267,472	210,802
Units purchased	31,469	12,479	48,508	-	81,088	150,815	25,305	166,848
Units redeemed	(84,810)	(87,848)	(1,256)	-	(382,477)	(552,269)	(72,520)	(110,178)

Ending units	318,714	372,055	47,252	-	2,482,609	2,783,998	220,257	267,472

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	JAGTS		JAIGS		LZREMS		LOVTRC
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(632,468)	(570,407)	(41,827)	27,784	15,208	28,587	11,617	15,852
Realized gain (loss) on investments	9,365,887	5,791,297	1,120,868	(725,886)	(8,882)	(107,988)	9,658	3,314
Change in unrealized gain (loss) on investments	(7,355,203)	11,191,216	3,521,155	5,391,463	79,048	(74,268)	(45,336)	20,322
Reinvested capital gains	8,433,148	4,591,007	-	-	-	-	8,942	21,916

Net increase (decrease) in contract owners’ equity resulting from operations	9,811,364	21,003,113	4,600,196	4,693,361	85,374	(153,669)	(15,119)	61,404

Equity transactions:
Purchase payments received from contract owners (note 4)	549,277	920,848	364,037	311,584	12,265	8,958	6,001	9,105
Transfers between funds	(5,503,274)	(646,437)	(890,656)	(2,468,071)	(188,165)	(531,448)	221,882	312,595
Redemptions (notes 2, 3, and 4)	(7,058,939)	(4,866,800)	(4,073,091)	(2,717,371)	(88,628)	(93,814)	(131,905)	(223,835)
Adjustments to maintain reserves	(409)	(3,412)	(10,896)	21,534	(37)	37	(37)	47

Net equity transactions	(12,013,345)	(4,595,801)	(4,610,606)	(4,852,324)	(264,565)	(616,267)	95,941	97,912

Net change in contract owners’ equity	(2,201,981)	16,407,312	(10,410)	(158,963)	(179,191)	(769,936)	80,822	159,316
Contract owners’ equity at beginning of period	63,244,042	46,836,730	39,590,933	39,749,896	1,854,528	2,624,464	1,194,029	1,034,713

Contract owners’ equity at end of period	$61,042,061	63,244,042	39,580,523	39,590,933	1,675,337	1,854,528	1,274,851	1,194,029

CHANGE IN UNITS:
Beginning units	2,261,480	2,497,847	2,346,663	2,705,146	177,813	245,766	104,327	96,036
Units purchased	144,658	436,059	69,553	71,523	23,208	11,214	23,456	36,309
Units redeemed	(531,586)	(672,426)	(321,280)	(430,006)	(46,979)	(79,167)	(14,822)	(28,018)

Ending units	1,874,552	2,261,480	2,094,936	2,346,663	154,042	177,813	112,961	104,327

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	M2IGSS		MMCGSC		MNDSC		MV2RIS
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(3,246)	(2,300)	(11,673)	(11,296)	(48,976)	(35,296)	(740)	(112)
Realized gain (loss) on investments	9,618	19,077	47,913	38,623	379,023	(233,962)	2,649	630
Change in unrealized gain (loss) on investments	15,755	3,262	(100,418)	101,754	(1,032,176)	996,500	10,129	5,498
Reinvested capital gains	35,478	20,867	133,531	48,094	726,010	315,090	7,648	128

Net increase (decrease) in contract owners’ equity resulting from operations	57,605	40,906	69,353	177,175	23,881	1,042,332	19,686	6,144

Equity transactions:
Purchase payments received from contract owners (note 4)	-	9,441	107,354	-	323,596	180,801	-	-
Transfers between funds	-	-	(71,102)	(53,826)	(602,856)	418,119	345,658	105,968
Redemptions (notes 2, 3, and 4)	(22,378)	(42,732)	(164,441)	(74,201)	(494,827)	(484,814)	(9,717)	(9,569)
Adjustments to maintain reserves	32	4	(46)	46	70	64	(15)	7

Net equity transactions	(22,346)	(33,287)	(128,235)	(127,981)	(774,017)	114,170	335,926	96,406

Net change in contract owners’ equity	35,259	7,619	(58,882)	49,194	(750,136)	1,156,502	355,612	102,550
Contract owners’ equity at beginning of period	248,127	240,508	699,437	650,243	4,278,932	3,122,430	102,550	-

Contract owners’ equity at end of period	$283,386	248,127	640,555	699,437	3,528,796	4,278,932	458,162	102,550

CHANGE IN UNITS:
Beginning units	-	-	20,077	25,014	123,141	128,486	7,687	-
Units purchased	-	-	3,282	3,290	33,041	52,321	24,736	8,426
Units redeemed	-	-	(6,799)	(8,227)	(54,278)	(57,666)	(1,258)	(739)

Ending units	-	-	16,560	20,077	101,904	123,141	31,165	7,687

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	MV3MVS		MVFSC		MVIGSC		MVIVSC
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(668)	(114)	(5,064)	41,319	(1,916)	2,320	(196,437)	(70,195)
Realized gain (loss) on investments	29,733	966	1,131,961	(83,967)	8,109	23,459	1,078,480	1,011,018
Change in unrealized gain (loss) on investments	26,882	8,674	4,333,964	(978,612)	2,315	33,615	283,300	1,905,474
Reinvested capital gains	1,692	446	648,770	1,165,320	13,799	5,162	524,835	388,289

Net increase (decrease) in contract owners’ equity resulting from operations	57,639	9,972	6,109,631	144,060	22,307	64,556	1,690,178	3,234,586

Equity transactions:
Purchase payments received from contract owners (note 4)	1,526	-	236,751	235,209	2,384	1,724	138,512	80,217
Transfers between funds	259,397	54,784	(679,509)	(2,864,285)	47,066	196,440	(313,640)	(1,922,922)
Redemptions (notes 2, 3, and 4)	(14,258)	(3,851)	(3,113,687)	(2,595,934)	(11,993)	(60,582)	(1,935,445)	(2,039,552)
Adjustments to maintain reserves	(2)	(15)	1,176	(34,113)	(37)	12	(973)	567

Net equity transactions	246,663	50,918	(3,555,269)	(5,259,123)	37,420	137,594	(2,111,546)	(3,881,690)

Net change in contract owners’ equity	304,302	60,890	2,554,362	(5,115,063)	59,727	202,150	(421,368)	(647,104)
Contract owners’ equity at beginning of period	60,890	-	26,997,952	32,113,015	284,835	82,685	20,113,180	20,760,284

Contract owners’ equity at end of period	$365,192	60,890	29,552,314	26,997,952	344,562	284,835	19,691,812	20,113,180

CHANGE IN UNITS:
Beginning units	4,459	-	1,020,188	1,240,655	22,900	7,603	745,293	914,708
Units purchased	25,502	6,364	59,200	60,683	5,496	37,575	28,139	37,767
Units redeemed	(9,276)	(1,905)	(176,917)	(281,150)	(2,721)	(22,278)	(104,417)	(207,182)

Ending units	20,685	4,459	902,471	1,020,188	25,675	22,900	669,015	745,293

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	MSEM		MSGI2		MSVEG2		MSVF2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$129,073	117,785	15,783	3,116	(5,650)	-	4,005	3,557
Realized gain (loss) on investments	(30,377)	(31,842)	18,257	(38,860)	(884)	-	49,997	7,640
Change in unrealized gain (loss) on investments	(203,265)	42,797	85,036	(65,777)	(195,740)	-	(107,581)	12,362
Reinvested capital gains	-	-	49,066	19,060	17,109	-	39,264	6,181

Net increase (decrease) in contract owners’ equity resulting from operations	(104,569)	128,740	168,142	(82,461)	(185,165)	-	(14,315)	29,740

Equity transactions:
Purchase payments received from contract owners (note 4)	5,442	8,922	13,549	7,388	46,855	-	7,103	2,444
Transfers between funds	(17,502)	(117,051)	299,453	55,465	1,397,145	-	(33,637)	56,425
Redemptions (notes 2, 3, and 4)	(247,540)	(327,570)	(100,122)	(57,502)	(20,294)	-	(45,207)	(28,526)
Adjustments to maintain reserves	170	(1,574)	(38)	35	(16)	-	(2)	(2,294)

Net equity transactions	(259,430)	(437,273)	212,842	5,386	1,423,690	-	(71,743)	28,049

Net change in contract owners’ equity	(363,999)	(308,533)	380,984	(77,075)	1,238,525	-	(86,058)	57,789
Contract owners’ equity at beginning of period	3,442,132	3,750,665	1,292,595	1,369,670	-	-	642,198	584,409

Contract owners’ equity at end of period	$3,078,133	3,442,132	1,673,579	1,292,595	1,238,525	-	556,140	642,198

CHANGE IN UNITS:
Beginning units	76,902	88,044	110,592	114,229	-	-	39,636	37,564
Units purchased	313	375	39,373	22,576	190,984	-	31,652	6,030
Units redeemed	(6,436)	(11,517)	(23,118)	(26,213)	(64,344)	-	(35,635)	(3,958)

Ending units	70,779	76,902	126,847	110,592	126,640	-	35,653	39,636

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	MSVFI		MSVMG		MSVRE		DTRTFB
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$186,662	97,774	(3,316)	(2,113)	2,208	4,917	8,766	7,992
Realized gain (loss) on investments	7,035	83,456	2,679	3,191	12,129	20,171	380	442
Change in unrealized gain (loss) on investments	(714,960)	122,941	(89,195)	96,204	169,148	(178,688)	(20,664)	8,101
Reinvested capital gains	429,492	61,433	67,044	13,324	-	13,085	1,761	-

Net increase (decrease) in contract owners’ equity resulting from operations	(91,771)	365,604	(22,788)	110,606	183,485	(140,515)	(9,757)	16,535

Equity transactions:
Purchase payments received from contract owners (note 4)	22,660	29,903	-	-	10,845	6,843	374	560
Transfers between funds	274,330	968,225	-	-	(6,592)	19,721	97,435	137,080
Redemptions (notes 2, 3, and 4)	(311,692)	(844,492)	(1,805)	(5,895)	(32,187)	(84,184)	(10,716)	(10,737)
Adjustments to maintain reserves	(175)	(96)	2,334	12	(18)	(7,245)	(11)	12

Net equity transactions	(14,877)	153,540	529	(5,883)	(27,952)	(64,865)	87,082	126,915

Net change in contract owners’ equity	(106,648)	519,144	(22,259)	104,723	155,533	(205,380)	77,325	143,450
Contract owners’ equity at beginning of period	6,314,918	5,795,774	182,378	77,655	503,005	708,385	627,244	483,794

Contract owners’ equity at end of period	$6,208,270	6,314,918	160,119	182,378	658,538	503,005	704,569	627,244

CHANGE IN UNITS:
Beginning units	387,057	378,393	3,168	3,294	12,135	13,864	57,347	45,417
Units purchased	76,284	155,122	-	-	2,735	684	9,057	13,600
Units redeemed	(78,666)	(146,458)	(30)	(126)	(3,312)	(2,413)	(1,034)	(1,670)

Ending units	384,675	387,057	3,138	3,168	11,558	12,135	65,370	57,347

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	EIF		GBF		GBF2		GEM
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$18,850	107,037	297,654	649,992	(4,246)	(3,727)	(23,980)	92,669
Realized gain (loss) on investments	1,253,427	495,180	628,938	628,127	407	1,438	770,317	42,304
Change in unrealized gain (loss) on investments	2,079,891	(1,016,466)	(3,313,711)	2,331,685	(39,955)	45,041	(1,751,477)	1,075,377
Reinvested capital gains	215,567	776,478	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,567,735	362,229	(2,387,119)	3,609,804	(43,794)	42,752	(1,005,140)	1,210,350

Equity transactions:
Purchase payments received from contract owners (note 4)	339,592	128,029	886,746	868,040	34,877	1,678	71,139	214,687
Transfers between funds	(572,631)	36,918	(51,348)	614,401	84,257	40,434	(416,002)	(455,709)
Redemptions (notes 2, 3, and 4)	(2,421,314)	(1,590,690)	(6,839,755)	(7,937,374)	(139,175)	(146,498)	(1,520,775)	(1,046,035)
Adjustments to maintain reserves	96	(11,996)	4,339	(30,999)	(66)	(62)	(192)	(20,040)

Net equity transactions	(2,654,257)	(1,437,739)	(6,000,018)	(6,485,932)	(20,107)	(104,448)	(1,865,830)	(1,307,097)

Net change in contract owners’ equity	913,478	(1,075,510)	(8,387,137)	(2,876,128)	(63,901)	(61,696)	(2,870,970)	(96,747)
Contract owners’ equity at beginning of period	19,464,547	20,540,057	70,626,427	73,502,555	1,059,391	1,121,087	13,828,406	13,925,153

Contract owners’ equity at end of period	$20,378,025	19,464,547	62,239,290	70,626,427	995,490	1,059,391	10,957,436	13,828,406

CHANGE IN UNITS:
Beginning units	640,197	693,926	3,638,638	3,975,035	81,228	89,252	456,459	515,740
Units purchased	35,907	51,029	1,711,199	1,450,684	12,209	11,719	26,200	50,447
Units redeemed	(113,940)	(104,758)	(2,034,723)	(1,787,081)	(13,708)	(19,743)	(88,228)	(109,728)

Ending units	562,164	640,197	3,315,114	3,638,638	79,729	81,228	394,431	456,459

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	GEM2		GIG		GVAAA2		GVABD2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(1,921)	(635)	208,779	10,237	(100,738)	159,183	94,713	114,813
Realized gain (loss) on investments	5,356	(3,252)	288,687	(156,169)	1,662,941	800,215	166,483	104,812
Change in unrealized gain (loss) on investments	(23,279)	14,085	1,115,565	888,031	5,971,371	464,362	(573,408)	633,921
Reinvested capital gains	-	-	-	-	384,738	4,246,911	64,947	7,992

Net increase (decrease) in contract owners’ equity resulting from operations	(19,844)	10,198	1,613,031	742,099	7,918,312	5,670,671	(247,265)	861,538

Equity transactions:
Purchase payments received from contract owners (note 4)	-	51	87,922	200,529	560,240	654,757	78,692	104,095
Transfers between funds	10,341	(41,310)	(188,336)	(339,863)	37,719,098	(478,923)	(235,993)	3,407,037
Redemptions (notes 2, 3, and 4)	(14,891)	(18,935)	(1,170,201)	(1,255,329)	(7,985,813)	(5,283,262)	(774,826)	(1,125,666)
Adjustments to maintain reserves	(10)	7	(252)	(408)	(437)	(43,478)	(261)	(1,116)

Net equity transactions	(4,560)	(60,187)	(1,270,867)	(1,395,071)	30,293,088	(5,150,906)	(932,388)	2,384,350

Net change in contract owners’ equity	(24,404)	(49,989)	342,164	(652,972)	38,211,400	519,765	(1,179,653)	3,245,888
Contract owners’ equity at beginning of period	224,986	274,975	14,232,732	14,885,704	60,382,927	59,863,162	13,047,030	9,801,142

Contract owners’ equity at end of period	$200,582	224,986	14,574,896	14,232,732	98,594,327	60,382,927	11,867,377	13,047,030

CHANGE IN UNITS:
Beginning units	18,032	24,496	780,542	873,503	2,539,595	2,787,180	919,975	741,252
Units purchased	1,491	1,799	25,619	35,000	1,594,133	220,108	106,372	342,053
Units redeemed	(1,792)	(8,263)	(89,241)	(127,961)	(427,884)	(467,693)	(173,266)	(163,330)

Ending units	17,731	18,032	716,920	780,542	3,705,844	2,539,595	853,081	919,975

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	GVAGG2		GVAGI2		GVAGR2		GVDMA
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(305,369)	(113,649)	(23,559)	103,246	(608,982)	(173,616)	(770,678)	(654,920)
Realized gain (loss) on investments	1,587,440	488,994	883,995	(751,811)	3,670,048	1,650,407	2,435,444	3,428,307
Change in unrealized gain (loss) on investments	1,668,601	3,990,455	3,600,068	150,400	5,570,375	12,075,688	5,468,819	(357,675)
Reinvested capital gains	707,856	1,515,548	447,981	2,304,515	852,002	3,806,465	1,064,211	3,971,954

Net increase (decrease) in contract owners’ equity resulting from operations	3,658,528	5,881,348	4,908,485	1,806,350	9,483,443	17,358,944	8,197,796	6,387,666

Equity transactions:
Purchase payments received from contract owners (note 4)	248,846	254,425	185,344	275,962	617,136	324,524	846,192	663,060
Transfers between funds	(996,768)	(1,852,565)	426,152	(4,578,641)	1,377,902	(77,191)	243,707	(2,499,134)
Redemptions (notes 2, 3, and 4)	(2,640,110)	(2,381,663)	(3,814,397)	(2,486,400)	(4,559,650)	(4,755,578)	(6,587,862)	(8,322,072)
Adjustments to maintain reserves	(151)	421	(646)	(5,707)	(759)	(23,558)	(164)	(28,965)

Net equity transactions	(3,388,183)	(3,979,382)	(3,203,547)	(6,794,786)	(2,565,371)	(4,531,803)	(5,498,127)	(10,187,111)

Net change in contract owners’ equity	270,345	1,901,966	1,704,938	(4,988,436)	6,918,072	12,827,141	2,699,669	(3,799,445)
Contract owners’ equity at beginning of period	26,057,929	24,155,963	23,638,156	28,626,592	50,182,687	37,355,546	68,809,945	72,609,390

Contract owners’ equity at end of period	$26,328,274	26,057,929	25,343,094	23,638,156	57,100,759	50,182,687	71,509,614	68,809,945

CHANGE IN UNITS:
Beginning units	790,505	941,431	934,461	1,271,231	1,193,536	1,329,900	2,308,170	2,706,568
Units purchased	39,129	74,557	75,860	97,170	155,390	194,892	58,368	65,061
Units redeemed	(133,276)	(225,483)	(191,733)	(433,940)	(213,211)	(331,256)	(227,388)	(463,459)

Ending units	696,358	790,505	818,588	934,461	1,135,715	1,193,536	2,139,150	2,308,170

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	GVDMC		GVEX1		GVEX2		GVIDA
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(315,265)	(342,042)	7,199	13,188	333,918	183,301	(349,499)	(267,894)
Realized gain (loss) on investments	167,153	83,286	89,391	2,613	2,377,913	1,043,282	783,912	491,530
Change in unrealized gain (loss) on investments	1,540,358	1,483,048	149,793	34,946	5,925,900	2,964,370	3,399,794	990,522
Reinvested capital gains	260,860	897,918	9,934	1,181	279,127	612,843	544,594	1,862,689

Net increase (decrease) in contract owners’ equity resulting from operations	1,653,106	2,122,210	256,317	51,928	8,916,858	4,803,796	4,378,801	3,076,847

Equity transactions:
Purchase payments received from contract owners (note 4)	542,515	418,717	-	-	713,256	434,938	311,822	363,810
Transfers between funds	(153,712)	3,641	1,499	942,086	2,299,546	1,405,135	(604,650)	431,500
Redemptions (notes 2, 3, and 4)	(3,091,876)	(3,764,856)	(160,679)	(13,026)	(3,467,447)	(2,103,523)	(2,927,305)	(2,858,117)
Adjustments to maintain reserves	58	(243,624)	(1)	(16)	(723)	(954)	(55,916)	(3,264)

Net equity transactions	(2,703,015)	(3,586,122)	(159,181)	929,044	(455,368)	(264,404)	(3,276,049)	(2,066,071)

Net change in contract owners’ equity	(1,049,909)	(1,463,912)	97,136	980,972	8,461,490	4,539,392	1,102,752	1,010,776
Contract owners’ equity at beginning of period	31,541,192	33,005,104	980,972	-	33,888,703	29,349,311	31,688,236	30,677,460

Contract owners’ equity at end of period	$30,491,283	31,541,192	1,078,108	980,972	42,350,193	33,888,703	32,790,988	31,688,236

CHANGE IN UNITS:
Beginning units	1,434,858	1,611,934	73,738	-	1,377,664	1,392,440	1,008,647	1,078,437
Units purchased	66,091	75,868	21,731	79,666	328,451	546,404	13,764	63,176
Units redeemed	(187,682)	(252,944)	(31,577)	(5,928)	(347,545)	(561,180)	(107,842)	(132,966)

Ending units	1,313,267	1,434,858	63,892	73,738	1,358,570	1,377,664	914,569	1,008,647

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	GVIDC		GVIDM		GVIX8		HIBF
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(205,299)	(238,868)	(1,274,469)	(1,274,615)	80,317	49,186	867,133	979,069
Realized gain (loss) on investments	38,878	(173,782)	4,606,347	3,862,892	221,323	(39,651)	106,569	191,471
Change in unrealized gain (loss) on investments	361,300	1,357,858	6,106,542	946,220	156,494	123,387	(59,013)	(199,945)
Reinvested capital gains	121,068	204,240	1,421,317	6,638,606	-	120,343	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	315,947	1,149,448	10,859,737	10,173,103	458,134	253,265	914,689	970,595

Equity transactions:
Purchase payments received from contract owners (note 4)	50,511	151,070	1,100,934	822,378	19,619	33,100	205,889	97,940
Transfers between funds	(109,351)	875,585	(614,297)	(1,799,768)	488,499	903,034	339,787	(2,789,144)
Redemptions (notes 2, 3, and 4)	(2,705,880)	(2,338,286)	(14,675,307)	(10,673,714)	(712,195)	(362,426)	(2,119,988)	(2,292,250)
Adjustments to maintain reserves	(595)	(27,994)	206	(23,528)	(251)	(269)	216	(25,097)

Net equity transactions	(2,765,315)	(1,339,625)	(14,188,464)	(11,674,632)	(204,328)	573,439	(1,574,096)	(5,008,551)

Net change in contract owners’ equity	(2,449,368)	(190,177)	(3,328,727)	(1,501,529)	253,806	826,704	(659,407)	(4,037,956)
Contract owners’ equity at beginning of period	21,815,705	22,005,882	126,041,560	127,543,089	5,054,841	4,228,137	24,717,833	28,755,789

Contract owners’ equity at end of period	$19,366,337	21,815,705	122,712,833	126,041,560	5,308,647	5,054,841	24,058,426	24,717,833

CHANGE IN UNITS:
Beginning units	1,261,149	1,335,817	4,870,080	5,375,488	392,843	348,435	848,750	1,035,501
Units purchased	36,686	154,167	151,927	157,354	53,188	110,627	53,825	66,816
Units redeemed	(193,872)	(228,835)	(681,809)	(662,762)	(68,526)	(66,219)	(105,983)	(253,567)

Ending units	1,103,963	1,261,149	4,340,198	4,870,080	377,505	392,843	796,592	848,750

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	IDPG2		IDPGI2		MCIF		MCIF2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(5,463)	(5,291)	(438)	(435)	19,503	25,863	21,209	-
Realized gain (loss) on investments	14,110	920	62	152	2,554,864	677,740	(4,686)	-
Change in unrealized gain (loss) on investments	30,370	25,403	2,456	939	13,060,712	3,335,325	(80,869)	-
Reinvested capital gains	22,999	10,294	1,267	543	1,455,643	3,431,895	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	62,016	31,326	3,347	1,199	17,090,722	7,470,823	(64,346)	-

Equity transactions:
Purchase payments received from contract owners (note 4)	22,262	26,405	907	844	461,386	841,753	-	-
Transfers between funds	(18,688)	1,493	-	-	(3,350,207)	(3,126,440)	2,822,998	-
Redemptions (notes 2, 3, and 4)	(80,133)	(13,716)	(3)	(7,532)	(8,632,477)	(6,521,645)	(88,459)	-
Adjustments to maintain reserves	(26)	8	6	12	1,662	(6,486)	12	-

Net equity transactions	(76,585)	14,190	910	(6,676)	(11,519,636)	(8,812,818)	2,734,551	-

Net change in contract owners’ equity	(14,569)	45,516	4,257	(5,477)	5,571,086	(1,341,995)	2,670,205	-
Contract owners’ equity at beginning of period	614,682	569,166	51,123	56,600	78,350,841	79,692,836	-	-

Contract owners’ equity at end of period	$600,113	614,682	55,380	51,123	83,921,927	78,350,841	2,670,205	-

CHANGE IN UNITS:
Beginning units	43,769	42,633	3,855	4,415	1,141,199	1,298,570	-	-
Units purchased	1,989	2,192	67	68	46,844	67,941	268,383	-
Units redeemed	(7,268)	(1,056)	-	(628)	(192,439)	(225,312)	(8,901)	-

Ending units	38,490	43,769	3,922	3,855	995,604	1,141,199	259,482	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	MSBF		NAMAA2		NAMGI2		NCPG2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$1,183,972	589,003	(25,717)	4,550	(3,029)	247	(1,694)	(929)
Realized gain (loss) on investments	42,134	(186,581)	19,067	13,666	31,889	(4,103)	3,180	3,129
Change in unrealized gain (loss) on investments	(142,653)	67,908	241,441	37,824	30,673	11,855	21,734	9,544
Reinvested capital gains	-	-	-	72,706	-	14,343	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,083,453	470,330	234,791	128,746	59,533	22,342	23,220	11,744

Equity transactions:
Purchase payments received from contract owners (note 4)	777,741	216,066	6,585	9,274	8,350	8,673	3,894	5,384
Transfers between funds	1,128,596	(1,685,038)	(44,575)	969,985	62,012	71,532	(20,729)	(60,526)
Redemptions (notes 2, 3, and 4)	(3,391,440)	(2,040,299)	(50,958)	(29,256)	(71,194)	(3,905)	(2,035)	(9,305)
Adjustments to maintain reserves	(17)	(39,358)	1	10	(5)	17	(6)	5

Net equity transactions	(1,485,120)	(3,548,629)	(88,947)	950,013	(837)	76,317	(18,876)	(64,442)

Net change in contract owners’ equity	(401,667)	(3,078,299)	145,844	1,078,759	58,696	98,659	4,344	(52,698)
Contract owners’ equity at beginning of period	27,408,983	30,487,282	2,126,056	1,047,297	261,352	162,693	166,417	219,115

Contract owners’ equity at end of period	$27,007,316	27,408,983	2,271,900	2,126,056	320,048	261,352	170,761	166,417

CHANGE IN UNITS:
Beginning units	1,226,969	1,403,248	151,524	78,877	16,242	10,602	11,850	16,547
Units purchased	152,221	54,262	5,361	81,655	9,403	10,995	264	1,862
Units redeemed	(219,895)	(230,541)	(11,547)	(9,008)	(9,346)	(5,355)	(1,471)	(6,559)

Ending units	1,159,295	1,226,969	145,338	151,524	16,299	16,242	10,643	11,850

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NCPGI2		NVAMV1		NVAMV2		NVAMVX
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(2,704)	(1,573)	284,856	361,173	(9,993)	(10,490)	44,475	107,329
Realized gain (loss) on investments	16,710	142	(433,624)	(4,544,309)	36,711	(172,028)	678,980	10,060
Change in unrealized gain (loss) on investments	10,767	11,658	25,042,054	(80,367)	282,311	80,549	3,589,038	1,401,194
Reinvested capital gains	-	-	-	2,056,211	-	35,979	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	24,773	10,227	24,893,286	(2,207,292)	309,029	(65,990)	4,312,493	1,518,583

Equity transactions:
Purchase payments received from contract owners (note 4)	365	-	37,917	397,541	2,601	2,330	460,431	126,908
Transfers between funds	3,656	-	23,372,976	(10,523,422)	(76,522)	(399,685)	2,617,157	10,576,572
Redemptions (notes 2, 3, and 4)	(121,956)	(16,390)	(9,504,000)	(7,663,142)	(204,061)	(150,100)	(1,410,498)	(245,240)
Adjustments to maintain reserves	(9)	8	(333)	(21,495)	45	(10)	(44)	(50)

Net equity transactions	(117,944)	(16,382)	13,906,560	(17,810,518)	(277,937)	(547,465)	1,667,046	10,458,190

Net change in contract owners’ equity	(93,171)	(6,155)	38,799,846	(20,017,810)	31,092	(613,455)	5,979,539	11,976,773
Contract owners’ equity at beginning of period	304,517	310,672	80,440,883	100,458,693	1,094,507	1,707,962	11,976,773	-

Contract owners’ equity at end of period	$211,346	304,517	119,240,729	80,440,883	1,125,599	1,094,507	17,956,312	11,976,773

CHANGE IN UNITS:
Beginning units	23,170	24,515	2,514,238	3,158,015	38,728	60,234	1,013,765	-
Units purchased	279	-	723,547	61,136	3,810	2,346	359,963	1,050,272
Units redeemed	(8,667)	(1,345)	(428,715)	(704,913)	(12,433)	(23,852)	(232,422)	(36,507)

Ending units	14,782	23,170	2,809,070	2,514,238	30,105	38,728	1,141,306	1,013,765

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NVAMVZ		NVCBD1		NVCBD2		NVCCA2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(9,126)	12,753	60,955	142,903	(1,205)	596	(47,843)	(9,016)
Realized gain (loss) on investments	62,698	7,159	47,271	92,745	13,691	7,886	49,911	(183,951)
Change in unrealized gain (loss) on investments	492,791	196,898	(532,673)	173,837	(27,412)	15,472	650,494	420,259
Reinvested capital gains	-	-	227,206	19,271	7,302	1,052	-	162,579

Net increase (decrease) in contract owners’ equity resulting from operations	546,363	216,810	(197,241)	428,756	(7,624)	25,006	652,562	389,871

Equity transactions:
Purchase payments received from contract owners (note 4)	34,866	28,890	66,638	22,363	314,368	-	29,538	323,611
Transfers between funds	35,631	1,473,557	(47,171)	3,028,471	19,901	854	(40,442)	(213,722)
Redemptions (notes 2, 3, and 4)	(116,641)	(16,493)	(654,230)	(1,131,221)	(573,034)	(113,267)	(481,801)	(572,868)
Adjustments to maintain reserves	(3,541)	(2)	(59)	(1,323)	(25)	48	(173)	(185)

Net equity transactions	(49,685)	1,485,952	(634,822)	1,918,290	(238,790)	(112,365)	(492,878)	(463,164)

Net change in contract owners’ equity	496,678	1,702,762	(832,063)	2,347,046	(246,414)	(87,359)	159,684	(73,293)
Contract owners’ equity at beginning of period	1,702,762	-	8,898,142	6,551,096	465,435	552,794	4,667,905	4,741,198

Contract owners’ equity at end of period	$2,199,440	1,702,762	8,066,079	8,898,142	219,021	465,435	4,827,589	4,667,905

CHANGE IN UNITS:
Beginning units	127,334	-	588,994	459,396	35,925	44,245	246,080	274,903
Units purchased	10,463	130,194	62,273	308,125	25,940	1,771	5,608	21,476
Units redeemed	(12,664)	(2,860)	(105,541)	(178,527)	(44,426)	(10,091)	(29,315)	(50,299)

Ending units	125,133	127,334	545,726	588,994	17,439	35,925	222,373	246,080

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NVCCN2		NVCMA2		NVCMC2		NVCMD2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(93,579)	(76,130)	(66,036)	(8,351)	(50,119)	(25,152)	(135,579)	(46,046)
Realized gain (loss) on investments	94,465	(94,375)	114,773	(180,964)	(3,497)	(86,329)	(75,236)	(435,856)
Change in unrealized gain (loss) on investments	248,107	677,466	802,086	638,777	436,413	402,660	1,670,121	1,163,151
Reinvested capital gains	20,041	19,486	-	112,001	1,357	31,546	-	325,849

Net increase (decrease) in contract owners’ equity resulting from operations	269,034	526,447	850,823	561,463	384,154	322,725	1,459,306	1,007,098

Equity transactions:
Purchase payments received from contract owners (note 4)	44,199	114,308	84,967	522,016	133,530	46,294	98,682	146,849
Transfers between funds	1,091,333	807,133	(10,960)	397,577	1,029,699	82,789	274,170	194,411
Redemptions (notes 2, 3, and 4)	(988,987)	(858,466)	(1,350,892)	(198,267)	(650,325)	(546,099)	(1,251,631)	(1,834,707)
Adjustments to maintain reserves	(913)	(7,055)	(64)	(14)	(350)	(258)	788	(21,567)

Net equity transactions	145,632	55,920	(1,276,949)	721,312	512,554	(417,274)	(877,991)	(1,515,014)

Net change in contract owners’ equity	414,666	582,367	(426,126)	1,282,775	896,708	(94,549)	581,315	(507,916)
Contract owners’ equity at beginning of period	8,274,715	7,692,348	6,045,039	4,762,264	4,649,391	4,743,940	12,565,054	13,072,970

Contract owners’ equity at end of period	$8,689,381	8,274,715	5,618,913	6,045,039	5,546,099	4,649,391	13,146,369	12,565,054

CHANGE IN UNITS:
Beginning units	555,121	545,355	247,811	203,771	282,984	312,333	654,850	746,308
Units purchased	113,880	161,285	12,880	68,188	74,606	10,309	49,382	34,549
Units redeemed	(104,408)	(151,519)	(71,870)	(24,148)	(43,808)	(39,658)	(92,866)	(126,007)

Ending units	564,593	555,121	188,821	247,811	313,782	282,984	611,366	654,850

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NVCRA2		NVCRB2		NVDBL2		NVDCA2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(33,251)	1,487	(102,270)	(40,213)	(84,741)	(82,371)	(30,514)	(18,881)
Realized gain (loss) on investments	106,788	7,884	74,856	(199,899)	304,602	(55,703)	11,543	(12,685)
Change in unrealized gain (loss) on investments	500,152	273,085	944,340	1,030,001	314,384	587,791	300,510	202,142
Reinvested capital gains	-	-	-	134,032	77,555	228,900	48,245	94,293

Net increase (decrease) in contract owners’ equity resulting from operations	573,689	282,456	916,926	923,921	611,800	678,617	329,784	264,869

Equity transactions:
Purchase payments received from contract owners (note 4)	70,732	63,737	214,106	96,350	222,856	258,770	23,277	30,594
Transfers between funds	368,205	(6,484)	234,417	1,301,104	(537,187)	917,968	(101,546)	1,355,145
Redemptions (notes 2, 3, and 4)	(378,278)	(266,913)	(778,050)	(792,576)	(1,616,699)	(1,200,421)	(220,969)	(378,833)
Adjustments to maintain reserves	(79)	114	(634)	(781)	35	112	20	63

Net equity transactions	60,580	(209,546)	(330,161)	604,097	(1,930,995)	(23,571)	(299,218)	1,006,969

Net change in contract owners’ equity	634,269	72,910	586,765	1,528,018	(1,319,195)	655,046	30,566	1,271,838
Contract owners’ equity at beginning of period	3,093,047	3,020,137	9,799,834	8,271,816	9,135,945	8,480,899	3,140,387	1,868,549

Contract owners’ equity at end of period	$3,727,316	3,093,047	10,386,599	9,799,834	7,816,750	9,135,945	3,170,953	3,140,387

CHANGE IN UNITS:
Beginning units	159,723	173,867	565,519	512,607	435,016	435,680	120,226	77,258
Units purchased	22,850	15,466	37,105	154,630	37,001	81,980	3,556	68,765
Units redeemed	(20,319)	(29,610)	(54,940)	(101,718)	(124,335)	(82,644)	(14,275)	(25,797)

Ending units	162,254	159,723	547,684	565,519	347,682	435,016	109,507	120,226

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NVFIII		NVGEII		NVIE6		NVLCP1
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$600	1,868	2,429	-	280	(89)	22,463	-
Realized gain (loss) on investments	(6,682)	12,831	1,799	-	502	(461)	(137)	-
Change in unrealized gain (loss) on investments	(6,885)	2,181	30,023	-	2,262	1,933	(24,057)	-
Reinvested capital gains	108	873	257	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(12,859)	17,753	34,508	-	3,044	1,383	(1,731)	-

Equity transactions:
Purchase payments received from contract owners (note 4)	495	21,309	-	-	-	-	1,614	-
Transfers between funds	51,725	586,454	452,146	-	-	-	1,388,872	-
Redemptions (notes 2, 3, and 4)	(62,406)	(132,720)	(138)	-	(2,193)	(5,803)	(725)	-
Adjustments to maintain reserves	2	(3)	2	-	3	(8)	341	-

Net equity transactions	(10,184)	475,040	452,010	-	(2,190)	(5,811)	1,390,102	-

Net change in contract owners’ equity	(23,043)	492,793	486,518	-	854	(4,428)	1,388,371	-
Contract owners’ equity at beginning of period	492,887	94	-	-	27,201	31,629	-	-

Contract owners’ equity at end of period	$469,844	492,887	486,518	-	28,055	27,201	1,388,371	-

CHANGE IN UNITS:
Beginning units	44,346	9	-	-	-	-	-	-
Units purchased	60,802	62,294	33,623	-	-	-	139,671	-
Units redeemed	(61,673)	(17,957)	(1,026)	-	-	-	(695)	-

Ending units	43,475	44,346	32,597	-	-	-	138,976	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NVLCP2		NVLCPP		NVMGA2		NVMIG1
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(33,173)	63,882	195,106	-	3,631	2,945	(311,061)	(37,555)
Realized gain (loss) on investments	95,340	50,471	(3,555)	-	3,792	(3,686)	327,442	(263,547)
Change in unrealized gain (loss) on investments	(280,661)	176,921	(208,189)	-	(1,919)	21,333	(1,933,043)	4,212,873
Reinvested capital gains	134,553	-	-	-	-	-	1,331,789	10,576,388

Net increase (decrease) in contract owners’ equity resulting from operations	(83,941)	291,274	(16,638)	-	5,504	20,592	(584,873)	14,488,159

Equity transactions:
Purchase payments received from contract owners (note 4)	4,564	97,156	8,781	-	240	240	348,723	125,693
Transfers between funds	(1,963,866)	740,403	12,216,748	-	7,091	16,701	(1,217,318)	(988,972)
Redemptions (notes 2, 3, and 4)	(366,437)	(368,470)	(174,567)	-	(8,788)	(15,404)	(3,651,617)	(2,756,922)
Adjustments to maintain reserves	8	54	39	-	(26)	43	22,579	(2,749)

Net equity transactions	(2,325,731)	469,143	12,051,001	-	(1,483)	1,580	(4,497,633)	(3,622,950)

Net change in contract owners’ equity	(2,409,672)	760,417	12,034,363	-	4,021	22,172	(5,082,506)	10,865,209
Contract owners’ equity at beginning of period	4,203,744	3,443,327	-	-	178,485	156,313	42,770,769	31,905,560

Contract owners’ equity at end of period	$1,794,072	4,203,744	12,034,363	-	182,506	178,485	37,688,263	42,770,769

CHANGE IN UNITS:
Beginning units	261,741	229,702	-	-	12,961	12,856	1,200,292	1,338,588
Units purchased	35,340	112,068	1,263,111	-	2,164	6,966	69,762	91,791
Units redeemed	(183,606)	(80,029)	(47,818)	-	(2,300)	(6,861)	(189,834)	(230,087)

Ending units	113,475	261,741	1,215,293	-	12,825	12,961	1,080,220	1,200,292

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NVMIVX		NVMIVZ		NVMLG1		NVMLG2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$93,230	(9,257)	3,374	(881)	(279,509)	(230,646)	(5,242)	(4,143)
Realized gain (loss) on investments	155,862	22,062	12,020	81	(764,727)	(979,375)	(9,157)	(4,109)
Change in unrealized gain (loss) on investments	121,455	612,893	8,606	42,140	4,733,935	(3,135,873)	50,418	(39,963)
Reinvested capital gains	-	-	-	-	4,193,156	9,254,995	43,934	98,772

Net increase (decrease) in contract owners’ equity resulting from operations	370,547	625,698	24,000	41,340	7,882,855	4,909,101	79,953	50,557

Equity transactions:
Purchase payments received from contract owners (note 4)	47,120	50,206	561	-	137,335	245,707	-	16
Transfers between funds	(48,818)	3,581,416	624	244,083	(180,926)	(900,412)	(1,950)	(660)
Redemptions (notes 2, 3, and 4)	(351,626)	(96,687)	(45,457)	(3,697)	(2,465,033)	(3,160,659)	(31,378)	(8,587)
Adjustments to maintain reserves	26	5,793	(133)	(4,541)	(211)	(2,345)	16	(17)

Net equity transactions	(353,298)	3,540,728	(44,405)	235,845	(2,508,835)	(3,817,709)	(33,312)	(9,248)

Net change in contract owners’ equity	17,249	4,166,426	(20,405)	277,185	5,374,020	1,091,392	46,641	41,309
Contract owners’ equity at beginning of period	4,166,426	-	277,185	-	21,796,884	20,705,492	232,850	191,541

Contract owners’ equity at end of period	$4,183,675	4,166,426	256,780	277,185	27,170,904	21,796,884	279,491	232,850

CHANGE IN UNITS:
Beginning units	354,480	-	17,864	-	690,833	841,394	8,599	8,997
Units purchased	33,071	371,095	144	17,899	70,448	38,491	-	-
Units redeemed	(61,987)	(16,615)	(3,216)	(35)	(140,603)	(189,052)	(1,062)	(398)

Ending units	325,564	354,480	14,792	17,864	620,678	690,833	7,537	8,599

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NVMM2		NVMMG1		NVMMG2		NVMMV2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(1,442)	-	(952,537)	(858,603)	(91,850)	(76,033)	(201,771)	369,988
Realized gain (loss) on investments	-	-	824,565	(2,109,757)	197,603	(225,098)	(2,035,088)	(3,784,951)
Change in unrealized gain (loss) on investments	-	-	(17,836,307)	31,123,187	(1,450,203)	2,327,958	11,830,503	1,745,888
Reinvested capital gains	-	-	12,545,888	10,788,805	985,735	872,905	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,442)	-	(5,418,391)	38,943,632	(358,715)	2,899,732	9,593,644	(1,669,075)

Equity transactions:
Purchase payments received from contract owners (note 4)	998,787	-	773,291	613,907	(1,908)	26,085	252,915	227,483
Transfers between funds	2,750,846	-	(2,666,595)	(2,551,716)	(615,933)	(176,154)	(2,715,328)	(1,162,248)
Redemptions (notes 2, 3, and 4)	(1,810,113)	-	(8,893,841)	(6,850,235)	(603,506)	(503,376)	(3,910,994)	(3,162,776)
Adjustments to maintain reserves	7	-	(2,055)	(8,165)	23	28	(441)	1,050

Net equity transactions	1,939,527	-	(10,789,200)	(8,796,209)	(1,221,324)	(653,417)	(6,373,848)	(4,096,491)

Net change in contract owners’ equity	1,938,085	-	(16,207,591)	30,147,423	(1,580,039)	2,246,315	3,219,796	(5,765,566)
Contract owners’ equity at beginning of period	-	-	102,887,201	72,739,778	7,673,452	5,427,137	44,632,878	50,398,444

Contract owners’ equity at end of period	$1,938,085	-	86,679,610	102,887,201	6,093,413	7,673,452	47,852,674	44,632,878

CHANGE IN UNITS:
Beginning units	-	-	2,605,531	2,932,841	208,134	232,990	1,955,719	2,157,798
Units purchased	379,252	-	81,132	98,701	14,162	15,577	44,463	75,986
Units redeemed	(185,168)	-	(357,824)	(426,011)	(46,317)	(40,433)	(289,729)	(278,065)

Ending units	194,084	-	2,328,839	2,605,531	175,979	208,134	1,710,453	1,955,719

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NVNMO1		NVNMO2		NVNSR1		NVOLG1
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(465,307)	(325,504)	(3,864)	(2,202)	(21,615)	(9,937)	(2,263,758)	834,523
Realized gain (loss) on investments	1,748,578	1,305,368	92,419	(13,517)	68,561	(25,706)	3,572,896	(3,156,994)
Change in unrealized gain (loss) on investments	10,784,169	742,439	11,697	18,997	227,711	122,467	104,578,225	26,074,560
Reinvested capital gains	1,197,160	4,118,595	8,596	23,561	304,464	158,627	7,389,599	37,685,379

Net increase (decrease) in contract owners’ equity resulting from operations	13,264,600	5,840,898	108,848	26,839	579,121	245,451	113,276,962	61,437,468

Equity transactions:
Purchase payments received from contract owners (note 4)	248,916	339,692	219,924	-	50,857	62,969	2,254,705	2,991,494
Transfers between funds	(1,797,877)	(2,001,971)	(63,165)	(14,253)	(80,961)	(133,796)	135,449,482	(13,670,214)
Redemptions (notes 2, 3, and 4)	(4,498,231)	(4,661,860)	(76,436)	(19,106)	(339,608)	(418,155)	(41,806,467)	(33,309,403)
Adjustments to maintain reserves	(851)	(2,908)	19	(4)	(64)	69	98,524	(101,423)

Net equity transactions	(6,048,043)	(6,327,047)	80,342	(33,363)	(369,776)	(488,913)	95,996,244	(44,089,546)

Net change in contract owners’ equity	7,216,557	(486,149)	189,190	(6,524)	209,345	(243,462)	209,273,206	17,347,922
Contract owners’ equity at beginning of period	55,093,442	55,579,591	334,972	341,496	2,529,087	2,772,549	406,603,443	389,255,521

Contract owners’ equity at end of period	$62,309,999	55,093,442	524,162	334,972	2,738,432	2,529,087	615,876,649	406,603,443

CHANGE IN UNITS:
Beginning units	2,233,635	2,531,660	18,384	21,042	98,065	120,773	8,287,007	9,335,275
Units purchased	37,137	73,364	26,490	18,027	7,963	10,404	2,540,368	148,878
Units redeemed	(253,654)	(371,389)	(21,832)	(20,685)	(21,219)	(33,112)	(1,068,178)	(1,197,146)

Ending units	2,017,118	2,233,635	23,042	18,384	84,809	98,065	9,759,197	8,287,007

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NVOLG2		NVRE1		NVSIX2		NVSTB2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(87,620)	(39,586)	(26,344)	184,379	(13,135)	(4,967)	236	34,284
Realized gain (loss) on investments	81,785	(301,914)	606,021	(1,223,863)	134,243	(441,307)	22,301	13,806
Change in unrealized gain (loss) on investments	1,462,264	633,258	19,913,528	(3,337,343)	252,019	864,979	(129,478)	44,006
Reinvested capital gains	107,179	548,547	-	225,254	80,736	118,173	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,563,608	840,305	20,493,205	(4,151,573)	453,863	536,878	(106,941)	92,096

Equity transactions:
Purchase payments received from contract owners (note 4)	109,695	5,665	389,499	833,009	40,710	19,047	28,971	33,825
Transfers between funds	1,938,602	(77,255)	(996,452)	(2,376,547)	426,261	162,621	1,504,331	846,121
Redemptions (notes 2, 3, and 4)	(667,753)	(1,092,442)	(5,234,188)	(4,765,437)	(404,515)	(188,393)	(635,586)	(308,117)
Adjustments to maintain reserves	(96)	(238)	(1,024)	30,330	5	153	8	(1,052)

Net equity transactions	1,380,448	(1,164,270)	(5,842,165)	(6,278,645)	62,461	(6,572)	897,724	570,777

Net change in contract owners’ equity	2,944,056	(323,965)	14,651,040	(10,430,218)	516,324	530,306	790,783	662,873
Contract owners’ equity at beginning of period	5,902,159	6,226,124	48,335,383	58,765,601	3,480,881	2,950,575	5,760,042	5,097,169

Contract owners’ equity at end of period	$8,846,215	5,902,159	62,986,423	48,335,383	3,997,205	3,480,881	6,550,825	5,760,042

CHANGE IN UNITS:
Beginning units	135,690	166,560	2,724,636	3,099,421	164,953	164,989	504,853	452,268
Units purchased	45,913	3,448	131,962	150,032	68,472	29,639	195,238	186,590
Units redeemed	(21,116)	(34,318)	(408,817)	(524,817)	(65,598)	(29,675)	(113,461)	(134,005)

Ending units	160,487	135,690	2,447,781	2,724,636	167,827	164,953	586,630	504,853

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NVTIV3		SAM		SCF		SCF2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$13,919	3,653	(1,477,844)	(1,299,780)	(971,686)	(682,676)	(18,937)	(14,817)
Realized gain (loss) on investments	31,398	(91,525)	-	-	734,654	(486,717)	15,628	(58,769)
Change in unrealized gain (loss) on investments	103,176	98,047	-	-	21,567,733	11,924,551	245,917	209,158
Reinvested capital gains	-	-	-	-	899,804	2,714,490	10,618	37,529

Net increase (decrease) in contract owners’ equity resulting from operations	148,493	10,175	(1,477,844)	(1,299,780)	22,230,505	13,469,648	253,226	173,101

Equity transactions:
Purchase payments received from contract owners (note 4)	-	19,960	37,320,238	30,325,341	483,076	485,074	2,774	129
Transfers between funds	(382,564)	(191,503)	68,160,093	60,639,472	(1,756,146)	(2,552,823)	(190,193)	25,740
Redemptions (notes 2, 3, and 4)	(150,119)	(186,972)	(112,636,572)	(90,896,571)	(8,326,324)	(5,677,519)	(84,884)	(68,387)
Adjustments to maintain reserves	(103)	35	3,628	139,496	(100)	(32,776)	(33)	29

Net equity transactions	(532,786)	(358,480)	(7,152,613)	207,738	(9,599,494)	(7,778,044)	(272,336)	(42,489)

Net change in contract owners’ equity	(384,293)	(348,305)	(8,630,457)	(1,092,042)	12,631,011	5,691,604	(19,110)	130,612
Contract owners’ equity at beginning of period	1,578,887	1,927,192	137,066,765	138,158,807	78,031,276	72,339,672	1,008,409	877,797

Contract owners’ equity at end of period	$1,194,594	1,578,887	128,436,308	137,066,765	90,662,287	78,031,276	989,299	1,008,409

CHANGE IN UNITS:
Beginning units	92,300	117,485	11,874,602	11,955,053	1,188,365	1,336,070	29,447	30,782
Units purchased	-	5,454	20,585,585	18,560,340	69,758	52,022	2,219	2,789
Units redeemed	(28,614)	(30,639)	(21,219,810)	(18,640,791)	(193,017)	(199,727)	(9,110)	(4,124)

Ending units	63,686	92,300	11,240,377	11,874,602	1,065,106	1,188,365	22,556	29,447

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	SCGF		SCGF2		SCVF		SCVF2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(308,069)	(250,771)	(5,481)	(6,089)	(790,166)	(548,015)	(8,826)	(7,733)
Realized gain (loss) on investments	540,459	(1,446,109)	496	(24,053)	(3,408,413)	(1,060,763)	(83,047)	(98,205)
Change in unrealized gain (loss) on investments	(129,571)	6,519,267	(851)	85,294	22,691,992	2,821,488	210,123	104,379
Reinvested capital gains	2,273,678	2,851,419	28,584	45,453	-	275,903	-	2,057

Net increase (decrease) in contract owners’ equity resulting from operations	2,376,497	7,673,806	22,748	100,605	18,493,413	1,488,613	118,250	498

Equity transactions:
Purchase payments received from contract owners (note 4)	317,789	188,783	6	-	324,137	543,417	-	15
Transfers between funds	(1,216,595)	(1,551,849)	(8,228)	(23,597)	(2,651,832)	(1,446,605)	(69,790)	900
Redemptions (notes 2, 3, and 4)	(2,466,350)	(1,874,974)	(10,356)	(114,986)	(5,757,750)	(5,244,287)	(37,554)	(75,435)
Adjustments to maintain reserves	80	(528)	73	(27)	(350)	(9,045)	29	(36)

Net equity transactions	(3,365,076)	(3,238,568)	(18,505)	(138,610)	(8,085,795)	(6,156,520)	(107,315)	(74,556)

Net change in contract owners’ equity	(988,579)	4,435,238	4,243	(38,005)	10,407,618	(4,667,907)	10,935	(74,058)
Contract owners’ equity at beginning of period	27,092,991	22,657,753	292,469	330,474	62,606,562	67,274,469	451,548	525,606

Contract owners’ equity at end of period	$26,104,412	27,092,991	296,712	292,469	73,014,180	62,606,562	462,483	451,548

CHANGE IN UNITS:
Beginning units	527,266	614,712	9,227	14,853	1,056,848	1,180,588	18,174	21,703
Units purchased	22,183	33,095	733	909	21,482	49,518	2,059	1,606
Units redeemed	(83,534)	(120,541)	(1,289)	(6,535)	(132,350)	(173,258)	(5,654)	(5,135)

Ending units	465,915	527,266	8,671	9,227	945,980	1,056,848	14,579	18,174

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	TRF		TRF2		AMCG		AMMCGS
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(314,724)	69,147	(4,639)	(3,618)	(5,315)	(4,154)	(19,205)	(17,039)
Realized gain (loss) on investments	10,485,746	7,513,207	55,950	18,669	7,902	19,305	242,792	151,024
Change in unrealized gain (loss) on investments	4,458,672	(6,232,355)	(10,715)	(9,896)	(3,625)	57,408	(252,205)	202,336
Reinvested capital gains	4,691,547	7,121,855	14,384	25,628	33,110	12,959	175,016	72,915

Net increase (decrease) in contract owners’ equity resulting from operations	19,321,241	8,471,854	54,980	30,783	32,072	85,518	146,398	409,236

Equity transactions:
Purchase payments received from contract owners (note 4)	793,476	699,636	-	-	(5,007)	(1,296)	5,124	4,647
Transfers between funds	(5,188,897)	(3,045,290)	(28,660)	15,611	(914)	(1,339)	(182,656)	232,802
Redemptions (notes 2, 3, and 4)	(10,723,874)	(8,827,737)	(59,929)	(12,050)	(4,136)	(8,859)	(112,609)	(277,533)
Adjustments to maintain reserves	(425)	(20,977)	(70)	59	84	(3,506)	21	(668)

Net equity transactions	(15,119,720)	(11,194,368)	(88,659)	3,620	(9,973)	(15,000)	(290,120)	(40,752)

Net change in contract owners’ equity	4,201,521	(2,722,514)	(33,679)	34,403	22,099	70,518	(143,722)	368,484
Contract owners’ equity at beginning of period	102,814,597	105,537,111	367,269	332,866	292,972	222,454	1,582,498	1,214,014

Contract owners’ equity at end of period	$107,016,118	102,814,597	333,590	367,269	315,071	292,972	1,438,776	1,582,498

CHANGE IN UNITS:
Beginning units	2,786,736	3,123,713	13,569	13,365	5,897	6,127	78,069	82,842
Units purchased	43,530	40,440	57	1,145	-	135	27,770	34,632
Units redeemed	(420,049)	(377,417)	(3,341)	(941)	(148)	(365)	(42,103)	(39,405)

Ending units	2,410,217	2,786,736	10,285	13,569	5,749	5,897	63,736	78,069

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	AMSRS		AMTB		PMVAAD		PMVEBD
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(51,475)	(33,033)	149,860	116,271	307,232	112,664	34,988	45,464
Realized gain (loss) on investments	735,875	506,994	30,794	(24,806)	147,667	(73,925)	32	(11,870)
Change in unrealized gain (loss) on investments	617,323	174,078	(227,142)	101,291	(37,587)	99,722	(77,094)	44,931
Reinvested capital gains	141,583	253,391	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,443,306	901,430	(46,488)	192,756	417,312	138,461	(42,074)	78,525

Equity transactions:
Purchase payments received from contract owners (note 4)	1,815	44,697	70,117	55,180	115,336	85,521	4,154	3,544
Transfers between funds	(175,273)	(1,183,829)	1,440,849	(108,702)	(75,241)	(278,720)	(42,708)	(61,246)
Redemptions (notes 2, 3, and 4)	(1,458,139)	(632,096)	(914,459)	(909,508)	(289,488)	(709,783)	(102,334)	(186,273)
Adjustments to maintain reserves	73	187	41	(2,400)	(102)	50	(11)	310

Net equity transactions	(1,631,524)	(1,771,041)	596,548	(965,430)	(249,495)	(902,932)	(140,899)	(243,665)

Net change in contract owners’ equity	(188,218)	(869,611)	550,060	(772,674)	167,817	(764,471)	(182,973)	(165,140)
Contract owners’ equity at beginning of period	7,053,725	7,923,336	9,601,608	10,374,282	2,891,604	3,656,075	1,166,995	1,332,135

Contract owners’ equity at end of period	$6,865,507	7,053,725	10,151,668	9,601,608	3,059,421	2,891,604	984,022	1,166,995

CHANGE IN UNITS:
Beginning units	198,854	262,960	837,201	923,764	222,352	300,408	91,169	109,559
Units purchased	1,340	3,531	233,858	87,541	38,657	10,025	8,167	54,109
Units redeemed	(46,617)	(67,637)	(178,603)	(174,104)	(55,912)	(88,081)	(19,615)	(72,499)

Ending units	153,577	198,854	892,456	837,201	205,097	222,352	79,721	91,169

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	PMVFAD		PMVLAD		PMVRRA		PMVSTA
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$65,167	62,460	(146,580)	(22,100)	25,341	1,621	(3,999)	718
Realized gain (loss) on investments	(30,633)	(74,080)	(30,916)	(53,218)	10,890	4,516	4,676	(6,333)
Change in unrealized gain (loss) on investments	(166,644)	141,724	(246,512)	432,186	(6,537)	47,375	(54,978)	45,085
Reinvested capital gains	2,402	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(129,708)	130,104	(424,008)	356,868	29,694	53,512	(54,301)	39,470

Equity transactions:
Purchase payments received from contract owners (note 4)	3,869	4,114	47,117	202,852	5,890	6,484	1,501	8,207
Transfers between funds	66,424	(13,192)	(1,718,339)	5,964,141	83,396	106,448	611,603	334,817
Redemptions (notes 2, 3, and 4)	(174,777)	(82,825)	(1,971,563)	(2,223,637)	(72,700)	(102,210)	(510,833)	(326,768)
Adjustments to maintain reserves	(133)	204	(285)	(11,843)	179	(8)	(54)	301

Net equity transactions	(104,617)	(91,699)	(3,643,070)	3,931,513	16,765	10,714	102,217	16,557

Net change in contract owners’ equity	(234,325)	38,405	(4,067,078)	4,288,381	46,459	64,226	47,916	56,027
Contract owners’ equity at beginning of period	1,539,290	1,500,885	22,314,195	18,025,814	612,914	548,688	4,090,765	4,034,738

Contract owners’ equity at end of period	$1,304,965	1,539,290	18,247,117	22,314,195	659,373	612,914	4,138,681	4,090,765

CHANGE IN UNITS:
Beginning units	110,796	118,837	1,851,307	1,515,634	37,482	37,055	388,304	386,679
Units purchased	14,249	35,186	119,402	728,904	5,571	9,002	198,487	250,628
Units redeemed	(22,237)	(43,227)	(423,627)	(393,231)	(4,458)	(8,575)	(189,039)	(249,003)

Ending units	102,808	110,796	1,547,082	1,851,307	38,595	37,482	397,752	388,304

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	PMVTRA		PMVTRD		PVEIB		PVIGIB
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$8,355	9,299	59,924	109,624	(892)	(143)	214	(185)
Realized gain (loss) on investments	(47,043)	3,629	(108,728)	28,433	9,376	(1,374)	6,105	693
Change in unrealized gain (loss) on investments	(52,057)	41,226	(693,986)	543,471	60,051	1,263	1,632	2,187
Reinvested capital gains	62,164	9,114	459,710	131,793	10,950	1,845	1,220	-

Net increase (decrease) in contract owners’ equity resulting from operations	(28,581)	63,268	(283,080)	813,321	79,485	1,591	9,171	2,695

Equity transactions:
Purchase payments received from contract owners (note 4)	13,794	12,607	83,406	95,518	6,714	4,009	607	-
Transfers between funds	(1,163,883)	367,526	(10,614,454)	811,824	881,831	244,153	290,302	38,446
Redemptions (notes 2, 3, and 4)	(88,705)	(58,928)	(1,235,321)	(1,122,928)	(37,327)	(234,460)	(2,705)	-
Adjustments to maintain reserves	(1,794)	(590)	(22,555)	1,732	(35)	3,521	1	(8)

Net equity transactions	(1,240,588)	320,615	(11,788,924)	(213,854)	851,183	17,223	288,205	38,438

Net change in contract owners’ equity	(1,269,169)	383,883	(12,072,004)	599,467	930,668	18,814	297,376	41,133
Contract owners’ equity at beginning of period	1,269,169	885,286	12,072,004	11,472,537	32,132	13,318	41,133	-

Contract owners’ equity at end of period	$-	1,269,169	-	12,072,004	962,800	32,132	338,509	41,133

CHANGE IN UNITS:
Beginning units	69,089	51,913	941,525	960,670	1,611	-	3,042	-
Units purchased	14,633	28,543	63,809	197,031	60,200	22,072	21,889	7,034
Units redeemed	(83,722)	(11,367)	(1,005,334)	(216,176)	(3,584)	(20,461)	(2,934)	(3,992)

Ending units	-	69,089	-	941,525	58,227	1,611	21,997	3,042

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	PVTIGB		ROCMC		TRHS2		VWEM
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$343	466	(4,329)	(3,228)	(455,678)	(395,540)	(24,726)	119,134
Realized gain (loss) on investments	10,943	(245)	11,056	(23,269)	2,833,368	1,124,737	672,693	58,286
Change in unrealized gain (loss) on investments	(7,313)	10,491	66,206	76,460	(550,859)	5,949,169	(2,642,612)	1,359,467
Reinvested capital gains	4,452	-	17,227	4,163	2,587,264	2,271,680	306,918	381,897

Net increase (decrease) in contract owners’ equity resulting from operations	8,425	10,712	90,160	54,126	4,414,095	8,950,046	(1,687,727)	1,918,784

Equity transactions:
Purchase payments received from contract owners (note 4)	647	1,227	7,775	8,488	350,689	561,546	82,199	58,282
Transfers between funds	(5,205)	88,665	(8,505)	(26,652)	(1,177,828)	(1,351,351)	(18,199)	(616,657)
Redemptions (notes 2, 3, and 4)	(1,432)	(9,219)	(17,759)	(42,253)	(3,402,283)	(3,529,982)	(1,193,043)	(814,704)
Adjustments to maintain reserves	(380)	(390)	(141)	(51)	(1,106)	164,437	224	318

Net equity transactions	(6,370)	80,283	(18,630)	(60,468)	(4,230,528)	(4,155,350)	(1,128,819)	(1,372,761)

Net change in contract owners’ equity	2,055	90,995	71,530	(6,342)	183,567	4,794,696	(2,816,546)	546,023
Contract owners’ equity at beginning of period	109,956	18,961	325,436	331,778	40,761,702	35,967,006	14,374,276	13,828,253

Contract owners’ equity at end of period	$112,011	109,956	396,966	325,436	40,945,269	40,761,702	11,557,730	14,374,276

CHANGE IN UNITS:
Beginning units	8,080	1,550	17,494	21,828	701,633	791,675	292,090	321,418
Units purchased	5,041	7,516	1,235	2,936	65,351	106,923	25,432	17,557
Units redeemed	(5,435)	(986)	(2,120)	(7,270)	(135,492)	(196,965)	(52,029)	(46,885)

Ending units	7,686	8,080	16,609	17,494	631,492	701,633	265,493	292,090

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	VWHA		VWHAS		VRVDRA		SVOF
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(32,177)	(5,498)	(40,716)	(10,132)	(94)	311	(2,604)	(1,794)
Realized gain (loss) on investments	(155,587)	(622,831)	739,727	(1,045,435)	54,627	(28,596)	1,827	13,140
Change in unrealized gain (loss) on investments	996,821	1,284,558	(25,315)	1,716,359	90,302	5,571	25,840	(5,640)
Reinvested capital gains	-	-	-	-	12,201	2,435	8,177	9,387

Net increase (decrease) in contract owners’ equity resulting from operations	809,057	656,229	673,696	660,792	157,036	(20,279)	33,240	15,093

Equity transactions:
Purchase payments received from contract owners (note 4)	7,877	5,739	81,893	78,875	29,641	124	10,733	3,121
Transfers between funds	(264,170)	(469,050)	752,243	11,544	771,991	73,803	(565)	(94)
Redemptions (notes 2, 3, and 4)	(495,205)	(335,964)	(528,651)	(571,659)	(19,127)	(14,577)	(15,485)	(52,822)
Adjustments to maintain reserves	(242)	(964)	3	151	(16)	(2)	(66)	(952)

Net equity transactions	(751,740)	(800,239)	305,488	(481,089)	782,489	59,348	(5,383)	(50,747)

Net change in contract owners’ equity	57,317	(144,010)	979,184	179,703	939,525	39,069	27,857	(35,654)
Contract owners’ equity at beginning of period	4,759,452	4,903,462	4,014,167	3,834,464	145,674	106,605	149,623	185,277

Contract owners’ equity at end of period	$4,816,769	4,759,452	4,993,351	4,014,167	1,085,199	145,674	177,480	149,623

CHANGE IN UNITS:
Beginning units	186,575	230,192	576,458	646,381	13,816	9,856	3,390	5,414
Units purchased	382	1,302	352,422	383,410	119,221	25,589	4,342	27
Units redeemed	(27,761)	(44,919)	(317,466)	(453,333)	(61,901)	(21,629)	(4,411)	(2,051)

Ending units	159,196	186,575	611,414	576,458	71,136	13,816	3,321	3,390

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	WFVSCG		HVSIT		DVIV		IVKMG2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(101,282)	(75,482)	(1,374)	(2,027)	-	38	-	(5,048)
Realized gain (loss) on investments	823,731	(215,156)	(36,267)	(41,043)	-	(134)	-	(508,791)
Change in unrealized gain (loss) on investments	(1,115,283)	3,064,839	(8,734)	40,263	-	(164)	-	59,817
Reinvested capital gains	937,975	393,646	37,706	9,064	-	-	-	343,550

Net increase (decrease) in contract owners’ equity resulting from operations	545,141	3,167,847	(8,669)	6,257	-	(260)	-	(110,472)

Equity transactions:
Purchase payments received from contract owners (note 4)	218,936	72,163	2,919	1,955	-	-	-	(78,170)
Transfers between funds	(645,701)	284,086	(131,112)	(38,999)	-	(926)	-	(1,112,179)
Redemptions (notes 2, 3, and 4)	(903,901)	(693,438)	(17,449)	(12,283)	-	-	-	(19,718)
Adjustments to maintain reserves	(32)	(47)	(25)	33	-	5	-	39,896

Net equity transactions	(1,330,698)	(337,236)	(145,667)	(49,294)	-	(921)	-	(1,170,171)

Net change in contract owners’ equity	(785,557)	2,830,611	(154,336)	(43,037)	-	(1,181)	-	(1,280,643)
Contract owners’ equity at beginning of period	8,894,197	6,063,586	154,336	197,373	-	1,181	-	1,280,643

Contract owners’ equity at end of period	$8,108,640	8,894,197	-	154,336	-	-	-	-

CHANGE IN UNITS:
Beginning units	149,852	159,441	6,076	8,801	-	64	-	58,064
Units purchased	25,571	66,111	6,193	27,676	-	-	-	11,002
Units redeemed	(46,804)	(75,700)	(12,269)	(30,401)	-	(64)	-	(69,066)

Ending units	128,619	149,852	-	6,076	-	-	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	VYDS		GVDIVI		GVDIV2		NVMLV1
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$-	(8,017)	-	293,333	-	18,846	-	33,625
Realized gain (loss) on investments	-	461,450	-	(2,093,019)	-	(127,518)	-	(3,922,036)
Change in unrealized gain (loss) on investments	-	(289,038)	-	1,136,335	-	65,367	-	1,283,421
Reinvested capital gains	-	145,593	-	-	-	-	-	1,924,854

Net increase (decrease) in contract owners’ equity resulting from operations	-	309,988	-	(663,351)	-	(43,305)	-	(680,136)

Equity transactions:
Purchase payments received from contract owners (note 4)	-	5,280	-	23,645	-	20	-	18,463
Transfers between funds	-	(2,666,408)	-	(3,688,498)	-	(239,754)	-	(4,818,927)
Redemptions (notes 2, 3, and 4)	-	(137,698)	-	(225,714)	-	(8,730)	-	(464,678)
Adjustments to maintain reserves	-	31	-	(161)	-	4,575	-	124

Net equity transactions	-	(2,798,795)	-	(3,890,728)	-	(243,889)	-	(5,265,018)

Net change in contract owners’ equity	-	(2,488,807)	-	(4,554,079)	-	(287,194)	-	(5,945,154)
Contract owners’ equity at beginning of period	-	2,488,807	-	4,554,079	-	287,194	-	5,945,154

Contract owners’ equity at end of period	$-	-	-	-	-	-	-	-

CHANGE IN UNITS:
Beginning units	-	101,115	-	450,949	-	21,902	-	264,285
Units purchased	-	600	-	24,011	-	785	-	19,826
Units redeemed	-	(101,715)	-	(474,960)	-	(22,687)	-	(284,111)

Ending units	-	-	-	-	-	-	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NVMLV2		NVLM2		NVLCA2
	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$-	3,259	-	(2,403)	-	(8,972)
Realized gain (loss) on investments	-	(1,000,382)	-	(31,000)	-	(82,055)
Change in unrealized gain (loss) on investments	-	333,477	-	2,273	-	999
Reinvested capital gains	-	484,869	-	43,786	-	17,772

Net increase (decrease) in contract owners’ equity resulting from operations	-	(178,777)	-	12,656	-	(72,256)

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	-	2,065
Transfers between funds	-	(1,150,077)	-	(565,147)	-	(1,505,255)
Redemptions (notes 2, 3, and 4)	-	(138,363)	-	(337)	-	(55,472)
Adjustments to maintain reserves	-	(44,336)	-	8	-	(48)

Net equity transactions	-	(1,332,776)	-	(565,476)	-	(1,558,710)

Net change in contract owners’ equity	-	(1,511,553)	-	(552,820)	-	(1,630,966)
Contract owners’ equity at beginning of period	-	1,511,553	-	552,820	-	1,630,966

Contract owners’ equity at end of period	$-	-	-	-	-	-

CHANGE IN UNITS:
Beginning units	-	70,890	-	45,996	-	131,292
Units purchased	-	431	-	18,183	-	2,342
Units redeemed	-	(71,321)	-	(64,179)	-	(133,634)

Ending units	-	-	-	-	-	-

* For all subaccounts not included herein but listed as an investment option in note 1(b), there was no activity during the two-year period. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2021, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Variable Account-9 (the Separate Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on May 22, 1997. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies. The Company offers tax qualified and non-tax qualified Modified Single Premium Deferred Variable Annuity Contracts and Individual Single Premium Immediate Variable Annuity Contracts through the Separate Account.

Effective July 1, 2000, the Company entered into a reinsurance agreement with Security Benefit Life Insurance Company (SBL) to sell, transfer and cede on an indemnity basis all of its obligations in connection with annuity contracts issued pursuant to the NEA Valuebuilder Annuity Program (Program). Under the agreement, the Company continued to provide administrative and support services for contracts issued under the Program until September 2001. Thereafter, SBL assumed full responsibility for servicing the contracts and receives all fees and charges of the contracts. The Company is paid a supplemental Capital Charge by SBL to meet the capital needs of the reinsured contracts. The ceding of risk does not discharge the Company from its primary obligation, including regulatory record keeping and reporting, to the contract owners of the Separate Account.

(b) The Contracts

The Separate Account offers variable annuity insurance benefits intended to serve the long-term saving needs of investors. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized. Contract features are described in the applicable prospectus.

With certain exceptions, contract owners in either the accumulation or payout phase may invest in any of the following:

AB FUNDS

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B (ALVDAB)*

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B (ALVGIB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B (ALVPGB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B (ALVSVB)

AMERICAN CENTURY INVESTORS, INC.

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I (ACVI)

American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I (ACVIG)

American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class II (ACVIG2)

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I (ACVMV1)

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II (ACVMV2)

American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class I (ACVU1)

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I (ACVV)

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II (ACVV2)

BLACKROCK FUNDS

BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III (BRVED3)

BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III (BRVHY3)

BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III (BRVTR3)

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III (MLVGA3)

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)

BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares (DCAPS)*

BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares (DSC)

BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Service Shares (DSRGS)

BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares (DVDLS)*

BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares (DVMCSS)

BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)

COLUMBIA FUNDS MANAGEMENT COMPANY

Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 (CLVHY2)

DELAWARE FUNDS BY MACQUARIE

Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class (DWVSVS)

EATON VANCE FUNDS

Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class (ETVFR)

FEDERATED HERMES, INC.

Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Service Shares (FHIBS)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)

Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares (FQBS)

Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares (FVU2S)

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 (FB2)

Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class 2 (FC2)

Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class (FCS)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 (FEI2)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class (FEIS)

Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 (FEMS2)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class (FF10S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 (FF10S2)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class (FF20S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 (FF20S2)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 (FF30S2)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 (FG2)

Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 (FGI2)

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class (FGOS)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class (FGS)

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class (FHIS)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 (FMC2)

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 (FO2)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class (FOS)

Fidelity Variable Insurance Products - VIP Real Estate Portfolio: Service Class 2 (FRESS2)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 (FVSS2)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)

Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)

Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 (FTVRD2)

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 (FTVSV2)

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 (TIF)*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Goldman Sachs Variable Insurance Trust - Goldman Sachs Trend Driven Allocation Fund: Service Shares (GVGMNS)

Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)

GUGGENHEIM INVESTMENTS

Guggenheim Variable Fund - Multi-Hedge Strategies (RVARS)

Guggenheim Variable Funds Trust - Series D (World Equity Income Series) (SBLD)

Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series) (SBLJ)

Guggenheim Variable Funds Trust - Series N (Managed Asset Allocation Series) (SBLN)

Guggenheim Variable Funds Trust - Series O (All Cap Value Series) (SBLO)

Guggenheim Variable Funds Trust - Series P (High Yield Series) (SBLP)

Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) (SBLQ)

Guggenheim Variable Funds Trust - Series V (SMid Cap Value Series) (SBLV)

Guggenheim Variable Funds Trust - Series X (StylePlus - Small Growth Series) (SBLX)

Guggenheim Variable Funds Trust - Series Y (StylePlus - Large Growth Series) (SBLY)

INVESCO INVESTMENTS

Invesco - Invesco V.I. Comstock Fund: Series II Shares (ACC2)

Invesco - Invesco V.I. American Franchise Fund: Series I Shares (ACEG)

Invesco - Invesco V.I. American Franchise Fund: Series II Shares (ACEG2)*

Invesco - Invesco V.I. Core Equity Fund: Series II Shares (AVCE2)

Invesco - Invesco V.I. Core Equity Fund: Series I Shares (AVGI)

Invesco - Invesco V.I. International Growth Fund: Series I Shares (AVIE)*

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

Invesco - Invesco V.I. Health Care Fund: Series I Shares (IVHS)

Invesco - Invesco V.I. Equity and Income Fund: Series I Shares (IVKEI1)

Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares (IVMCC2)

Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares (IVRE)

Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)

Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II (OVAG2)

Invesco - Invesco V.I. Main Street Fund: Series I (OVGI)

Invesco - Invesco V.I. Main Street Fund: Series II (OVGIS)*

Invesco - Invesco V.I. Capital Appreciation Fund: Series I (OVGR)

Invesco - Invesco V.I. Global Fund: Series I (OVGS)

Invesco - Invesco V.I. Global Fund: Series II (OVGSS)

Invesco Oppenheimer V.I. International Growth Fund: Series II (OVIGS)

Invesco - Invesco V.I. Global Strategic Income Fund: Series I (OVSB)

Invesco - Invesco V.I. Global Strategic Income Fund: Series II (OVSBS)

Invesco - Invesco V.I. Main Street Small Cap Fund: Series I (OVSC)

Invesco - Invesco V.I. Main Street Small Cap Fund: Series II (OVSCS)

IVY INVESTMENTS

Ivy Variable Insurance Portfolios - Delaware Ivy Asset Strategy: Class II (WRASP)

Ivy Variable Insurance Portfolios - Delaware Ivy Corporate Bond: Class II (WRBDP)

Ivy Variable Insurance Portfolios - Delaware Ivy Balanced: Class II (WRBP)

Ivy Variable Insurance Portfolios - Delaware Ivy Core Equity: Class II (WRCEP)

Ivy Variable Insurance Portfolios - Delaware Ivy Global Equity Income: Class II (WRDIV)

Ivy Variable Insurance Portfolios - Delaware Ivy Energy: Class II (WRENG)

Ivy Variable Insurance Portfolios - Delaware Ivy Global Bond: Class II (WRGBP)

Ivy Variable Insurance Portfolios - Delaware Ivy Natural Resources: Class II (WRGNR)

Ivy Variable Insurance Portfolios - Delaware Ivy Growth: Class II (WRGP)

Ivy Variable Insurance Portfolios - Delaware Ivy High Income: Class II (WRHIP)

Ivy Variable Insurance Portfolios - Delaware Ivy International Core Equity: Class II (WRI2P)

Ivy Variable Insurance Portfolios - Delaware Ivy Global Growth: Class II (WRIP)

Ivy Variable Insurance Portfolios - Delaware Ivy Limited-Term Bond: Class II (WRLTBP)

Ivy Variable Insurance Portfolios - Delaware Ivy Mid Cap Growth: Class II (WRMCG)

Ivy Variable Insurance Portfolios - Delaware Ivy Government Money Market: Class II (WRMMP)

Ivy Variable Insurance Portfolios - Delaware Ivy Securian Real Estate Securities: Class II (WRRESP)

Ivy Variable Insurance Portfolios - Delaware Ivy Small Cap Growth: Class II (WRSCP)

Ivy Variable Insurance Portfolios - Delaware Ivy Small Cap Core: Class II (WRSCV)

Ivy Variable Insurance Portfolios - Delaware Ivy Science and Technology: Class II (WRSTP)

Ivy Variable Insurance Portfolios - Delaware Ivy Value: Class II (WRVP)

J.P. MORGAN INVESTMENT MANAGEMENT INC.

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 (JPMMV1)

JANUS HENDERSON INVESTORS

Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares (JABS)

Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares (JACAS)

Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares (JAFBS)

Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)

Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (JAIGS)

LAZARD FUNDS

Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)

LORD ABBETT FUNDS

Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class (M2IGSS)

MFS(R) Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class (MMCGSC)

MFS(R) Variable Insurance Trust - MFS New Discovery Series: Service Class (MNDSC)

MFS(R) Variable Insurance Trust II - MFS Research International Portfolio: Service Class (MV2RIS)

MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class (MV3MVS)

MFS(R) Variable Insurance Trust - MFS Value Series: Service Class (MVFSC)

MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Service Class (MVIGSC)

MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)

MORGAN STANLEY

Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I (MSEM)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II (MSGI2)

Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio: Class II (MSVEG2)

Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II (MSVF2)

Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I (MSVFI)

Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class I (MSVIM)*

Morgan Stanley Variable Insurance Fund, Inc. - Discovery Portfolio: Class I (MSVMG)

Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class I (MSVRE)

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II (DTRTFB)

Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class I (EIF)

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class II (GBF2)

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II (GEM2)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)

Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II (GVAAA2)

Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II (GVABD2)

Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II (GVAGG2)

Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II (GVAGI2)

Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II (GVAGR2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class II (GVEX2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII (GVIX8)

Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I (HIBF)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II (MCIF2)

Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I (MSBF)

Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II (NAMAA2)

Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II (NAMGI2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II (NCPG2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II (NCPGI2)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class I (NVAMV1)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class II (NVAMV2)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class Z (NVAMVZ)

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II (NVCBD2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II (NVCCA2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II (NVCCN2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II (NVCMA2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II (NVCMC2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II (NVCMD2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II (NVCRA2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II (NVCRB2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)

Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)

Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class I (NVLCP1)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class II (NVLCP2)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class P (NVLCPP)

Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II (NVMGA2)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I (NVMIG1)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z (NVMIVZ)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II (NVMLG2)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II (NVMM2)

Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class I (NVMMG1)

Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class II (NVMMG2)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)

Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class I (NVNMO1)

Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II (NVNMO2)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Sustainable U.S. Equity Fund: Class I (NVNSR1)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Sustainable U.S. Equity Fund: Class II (NVNSR2)*

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class II (NVOLG2)

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)

Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II (NVSIX2)

Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II (NVSTB2)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (NVTIV3)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II (SCF2)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II (SCGF2)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II (SCVF2)

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF)

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II (TRF2)

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares (AMCG)

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)

Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)

Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares (AMTB)

PIMCO FUNDS

PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class (PMVAAD)

PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class (PMVEBD)

PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Advisor Class (PMVFAD)

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class (PMVLAD)

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class (PMVRRA)

PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class (PMVSTA)

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)*

PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class (PMVTRD)*

PUTNAM INVESTMENTS

Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB (PVEIB)

Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB (PVGOB)*

Putnam Variable Trust - Putnam VT International Value Fund: Class IB (PVIGIB)

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)

ROYCE CAPITAL FUNDS

Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class (ROCMC)

T. ROWE PRICE

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Trust - Emerging Markets Fund: Initial Class (VWEM)

VanEck VIP Trust - Global Resources Fund: Initial Class (VWHA)

VanEck VIP Trust - Global Resources Fund: Class S (VWHAS)

VIRTUS MUTUAL FUNDS

Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A (VRVDRA)

WELLS FARGO FUNDS

Allspring Variable Trust - VT Opportunity Fund: Class 2 (SVOF)

Allspring Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

*	At December 31, 2021, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the contract owner. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

Unless listed below, the financial statements presented are as of December 31, 2021 and for each of the years in the two-year period ended December 31, 2021. For the subaccounts listed below with inception dates in 2021, the financial statements are as of December 31, 2021 and for the period from the inception date to December 31, 2021. For the subaccounts listed below with liquidation dates in 2021, the financial statements are for the period from January 1, 2021 to the liquidation date. For the subaccounts listed below with inception dates in 2020, the prior year financial statements reflect the period from inception date to December 31, 2020. For the subaccounts listed below with liquidation dates in 2020, the prior year financial statements reflect the period from January 1, 2020 to the liquidation date:

	Inception Date	Liquidation Date
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II (NVMM2)	11/16/2021
Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class I (NVLCP1)	11/12/2021
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II (MCIF2)	11/12/2021
Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class P (NVLCPP)	9/27/2021
Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio: Class II (MSVEG2)	5/5/2021
Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)	3/18/2021
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)	10/16/2020
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z (NVMIVZ)	10/16/2020
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)	9/11/2020
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z (NVAMVZ)	9/11/2020
MFS(R) Variable Insurance Trust II - MFS Research International Portfolio: Service Class (MV2RIS)	8/7/2020
Putnam Variable Trust - Putnam VT International Value Fund: Class IB (PVIGIB)	7/7/2020
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)	6/4/2020
MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class (MV3MVS)	6/2/2020
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series II (OVAG2)	4/30/2020
BNY Mellon Variable Investment Fund - International Value Portfolio: Initial Shares (DVIV)		12/23/2020
Victory Variable Insurance Funds - Diversified Stock Fund: Class A Shares (VYDS)		12/29/2020
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund (HVSIT)		12/16/2021

For the two-year period ending December 31, 2021, the following underlying mutual fund mergers occurred. Underlying mutual funds that were acquired during the period ending December 31, 2021 are no longer available as of December 31, 2021. Underlying mutual funds that were acquired during the period ending December 31, 2020 are no longer available as of December 31, 2020.

Acquired Underlying Mutual Fund	Acquiring Underlying Mutual Fund	Effective Date
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II (NVLCA2)	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)	10/23/2020
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II (NVLM2)	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)	10/23/2020
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II (GVDIV2)	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z (NVMIVZ)	10/16/2020

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I (GVDIVI)	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)	10/16/2020
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I (NVMLV1)	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)	9/11/2020
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II (NVMLV2)	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class Z (NVAMVZ)	9/11/2020
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares (IVKMG2)	Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II (OVAG2)	4/30/2020

For the one-year period ended December 31, 2021, the following subaccount name changes occurred:

Subaccount Abbreviation	Current Legal Name	Prior Legal Name	Effective Date
CLVHY2	Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2	Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2	5/1/2021
GVGMNS	Goldman Sachs Variable Insurance Trust - Goldman Sachs Trend Driven Allocation Fund: Service Shares	Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares	12/31/2021
IVMCC2	Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares	Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares	5/1/2021
OVAG	Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I	5/1/2021
OVAG2	Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series II	5/1/2021
OVGI	Invesco - Invesco V.I. Main Street Fund: Series I	Invesco Oppenheimer V.I. Main Street Fund: Series I	5/1/2021
OVGIS	Invesco - Invesco V.I. Main Street Fund: Series II	Invesco Oppenheimer V.I. Main Street Fund: Series II	5/1/2021
OVGR	Invesco - Invesco V.I. Capital Appreciation Fund: Series I	Invesco Oppenheimer V.I. Capital Appreciation Fund: Series I	5/1/2021
OVGS	Invesco - Invesco V.I. Global Fund: Series I	Invesco Oppenheimer V.I. Global Fund: Series I	5/1/2021
OVGSS	Invesco - Invesco V.I. Global Fund: Series II	Invesco Oppenheimer V.I. Global Fund: Series II	5/1/2021
OVSB	Invesco - Invesco V.I. Global Strategic Income Fund: Series I	Invesco Oppenheimer V.I. Global Strategic Income Fund: Series I	5/1/2021
OVSBS	Invesco - Invesco V.I. Global Strategic Income Fund: Series II	Invesco Oppenheimer V.I. Global Strategic Income Fund: Series II	5/1/2021
OVSC	Invesco - Invesco V.I. Main Street Small Cap Fund: Series I	Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series I	5/1/2021
OVSCS	Invesco - Invesco V.I. Main Street Small Cap Fund: Series II	Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series II	5/1/2021
WRASP	Ivy Variable Insurance Portfolios - Delaware Ivy Asset Strategy: Class II	Ivy Variable Insurance Portfolios - Asset Strategy: Class II	7/1/2021
WRBDP	Ivy Variable Insurance Portfolios - Delaware Ivy Corporate Bond: Class II	Ivy Variable Insurance Portfolios - Corporate Bond: Class II	7/1/2021
WRBP	Ivy Variable Insurance Portfolios - Delaware Ivy Balanced: Class II	Ivy Variable Insurance Portfolios - Balanced: Class II	7/1/2021
WRCEP	Ivy Variable Insurance Portfolios - Delaware Ivy Core Equity: Class II	Ivy Variable Insurance Portfolios - Core Equity: Class II	7/1/2021
WRDIV	Ivy Variable Insurance Portfolios - Delaware Ivy Global Equity Income: Class II	Ivy Variable Insurance Portfolios - Global Equity Income: Class II	7/1/2021
WRENG	Ivy Variable Insurance Portfolios - Delaware Ivy Energy: Class II	Ivy Variable Insurance Portfolios - Energy: Class II	7/1/2021
WRGBP	Ivy Variable Insurance Portfolios - Delaware Ivy Global Bond: Class II	Ivy Variable Insurance Portfolios - Global Bond: Class II	7/1/2021
WRGNR	Ivy Variable Insurance Portfolios - Delaware Ivy Natural Resources: Class II	Ivy Variable Insurance Portfolios - Natural Resources: Class II	7/1/2021
WRGP	Ivy Variable Insurance Portfolios - Delaware Ivy Growth: Class II	Ivy Variable Insurance Portfolios - Growth: Class II	7/1/2021

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

WRHIP	Ivy Variable Insurance Portfolios - Delaware Ivy High Income: Class II	Ivy Variable Insurance Portfolios - High Income: Class II	7/1/2021
WRI2P	Ivy Variable Insurance Portfolios - Delaware Ivy International Core Equity: Class II	Ivy Variable Insurance Portfolios - International Core Equity: Class II	7/1/2021
WRIP	Ivy Variable Insurance Portfolios - Delaware Ivy Global Growth: Class II	Ivy Variable Insurance Portfolios - Global Growth: Class II	7/1/2021
WRLTBP	Ivy Variable Insurance Portfolios - Delaware Ivy Limited-Term Bond: Class II	Ivy Variable Insurance Portfolios - Limited-Term Bond: Class II	7/1/2021
WRMCG	Ivy Variable Insurance Portfolios - Delaware Ivy Mid Cap Growth: Class II	Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II	7/1/2021
WRMMP	Ivy Variable Insurance Portfolios - Delaware Ivy Government Money Market: Class II	Ivy Variable Insurance Portfolios - Government Money Market: Class II	7/1/2021
WRRESP	Ivy Variable Insurance Portfolios - Delaware Ivy Securian Real Estate Securities: Class II	Ivy Variable Insurance Portfolios - Securian Real Estate Securities: Class II	7/1/2021
WRSCP	Ivy Variable Insurance Portfolios - Delaware Ivy Small Cap Growth: Class II	Ivy Variable Insurance Portfolios - Small Cap Growth: Class II	7/1/2021
WRSCV	Ivy Variable Insurance Portfolios - Delaware Ivy Small Cap Core: Class II	Ivy Variable Insurance Portfolios - Small Cap Core: Class II	7/1/2021
WRSTP	Ivy Variable Insurance Portfolios - Delaware Ivy Science and Technology: Class II	Ivy Variable Insurance Portfolios - Science and Technology: Class II	7/1/2021
WRVP	Ivy Variable Insurance Portfolios - Delaware Ivy Value: Class II	Ivy Variable Insurance Portfolios - Value: Class II	7/1/2021
DTRTFB	Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II	Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II	5/1/2021
EIF	Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class I	Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I	5/1/2021
GVAAA2	Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II	Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II	5/1/2021
GVABD2	Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II	Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II	5/1/2021
GVAGG2	Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II	Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II	5/1/2021
GVAGI2	Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II	Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II	5/1/2021
GVAGR2	Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II	Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II	5/1/2021
HIBF	Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I	Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I	5/1/2021
MSBF	Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I	Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I	5/1/2021
NVAMV1	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class I	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I	8/31/2021
NVAMV2	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class II	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II	8/31/2021
NVAMVX	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class X	8/31/2021
NVAMVZ	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class Z	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z	8/31/2021
NVLCP1	Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class I	Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class I	9/7/2021
NVLCP2	Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class II	Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II	9/7/2021
NVMGA2	Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II	Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II	5/1/2021
NVMMG1	Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class I	Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I	12/6/2021
NVMMG2	Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class II	Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II	12/6/2021
NVNMO1	Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class I	Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I	5/1/2021
NVNMO2	Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II	Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II	5/1/2021
NVNSR1	Nationwide Variable Insurance Trust - NVIT BNY Mellon Sustainable U.S. Equity Fund: Class I	Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I	8/31/2021

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

NVNSR2	Nationwide Variable Insurance Trust - NVIT BNY Mellon Sustainable U.S. Equity Fund: Class II	Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II	8/31/2021
NVOLG1	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I	8/31/2021
NVOLG2	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class II	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II	8/31/2021
PVEIB	Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB	Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB	5/1/2021
VWHA	VanEck VIP Trust - Global Resources Fund: Initial Class	VanEck VIP Trust - Global Hard Assets Fund: Initial Class	5/1/2021
VWHAS	VanEck VIP Trust - Global Resources Fund: Class S	VanEck VIP Trust - Global Hard Assets Fund: Class S	5/1/2021
SVOF	Allspring Variable Trust - VT Opportunity Fund: Class 2	Wells Fargo Variable Trust - VT Opportunity Fund: Class 2	10/11/2021
WFVSCG	Allspring Variable Trust - VT Small Cap Growth Fund: Class 2	Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2	10/11/2021

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2021 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the Separate Account financial statements include an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to the payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 6%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) COVID-19

Equity and financial markets have experienced significant volatility and interest rates have experienced significant declines primarily driven by the COVID-19 pandemic. These conditions have and may continue to impact the Company’s operations and financial condition. The extent to which the COVID-19 pandemic may impact the Company’s operations and financial condition will depend on future developments which are evolving and uncertain.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were available to be issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosures.

(2) Expenses

The Separate Account assesses charges associated with the contract. These charges are either assessed as a direct reduction in unit values or through a redemption of units from the subaccounts contained within the Separate Account. The assessment of charges varies based on the contract and any additional riders or benefits elected. The additional riders or benefits and related charges specific to each contract are described in detail in the applicable prospectus. Maximum variable account charges for contracts offered through the Separate Account range from 1.60% to 3.95%.

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

Contract Charges
Recurring Variable Account Charges - assessed through a reduction in unit values	Equal, on an annualized basis, to 0.95% - 1.75% of the daily value of the allocations to the underlying fund options
Contract Maintenance Charge - assessed through a redemption of units	Up to $35 annually
Contingent Deferred Sales Charge - assessed on the amount of purchase payment surrendered	0.00% - 7.00%
Maximum Contingent Deferred Sales Charge Period	7 years
Rider Charges - annualized and assessed through either a reduction in unit value or the redemption of units
Reduced Purchase Payment Option	0.25%
Five Year CDSC Option	0.15%
CDSC Waiver Options	0.05% - 0.15%
One-Year Enhanced Death Benefit Option	0.15%
One-Year Step Up Death Benefit Option	0.05% - 0.10%
Greater of One-Year or 5% Enhanced Death Benefit Option	0.15% - 0.20%
5% Enhanced Death Benefit Option	0.05% - 0.15%
Guaranteed Minimum Income Benefit Option 1	0.45%
Guaranteed Minimum Income Benefit Option 2	0.30%
Beneficiary Protector Option	0.40%
Extra Value Option (EV)	0.45%
Capital Preservation Plus Option	0.50%
Spousal Protection Annuity Option	0.10%
America’s Income Annuity Income Foundation Rider	1.00%

(3) Annuity Benefits

Annuity benefit proceeds result in a redemption of the policy value from the Separate Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium policies, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the policy value on the date of death, the excess is paid by the Company’s general account.

(4) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Separate Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Separate Account at the direction of the contract owner. For the years ended December 31, 2021 and 2020, total transfers to the Separate Account from the fixed account were $11,918,515 and $12,616,921, respectively, and total transfers from the Separate Account to the fixed account were $44,691,426 and $54,387,897, respectively. Transfers from the Separate Account to the fixed account are included in redemptions, and transfers to the Separate Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

(5) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Separate Account categorized its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets, quotes prices for identical or similar assets or liabilities in markets that are not active or inputs (other than quotes prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, London Interbank Offered Rate, Secures Overnight Financing Rate, prime rates, cash flows, maturity dates, callability, estimated prepayments and/or underlying collateral values.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2021:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$4,969,384,615	$-	$-	$4,969,384,615

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2021 are as follows:

Subaccount Abbreviation*	Purchases of Investments	Sales of Investments
ALVDAB	$55,493	$420,610
ALVGIB	8,406	156,227
ALVIVB	247,762	223,255
ALVPGB	190,718	629,025
ALVSVB	2,641,180	2,295,121
ACVI	165,060	412,109
ACVIG	9,430,135	6,458,165
ACVIG2	138,218	135,654
ACVIP2	3,662,596	4,208,667
ACVMV1	729,777	1,956,469
ACVMV2	10,411	46,298
ACVU1	3,875	3,297
ACVV	141,485	204,407
ACVV2	298,446	202,050
BRVED3	1,338,817	1,925,588
BRVHY3	61,786,862	62,942,728
BRVTR3	628,140	2,068,959
MLVGA3	4,884,376	4,067,464
DCAP	5,768,727	64,045,836
DCAPS	74,548	865,237
DSC	6	129
DSIF	20,201,843	42,274,502
DSRG	2,090,194	4,235,171
DSRGS	1,203	25,181
DVMCSS	91,854	191,287
DVSCS	1,399,320	4,520,783
CLVHY2	686,980	626,654
DWVSVS	817,258	926,790
ETVFR	4,830,014	1,141,793
FHIBS	423,035	578,280
FQB	2,942,162	5,216,836
FQBS	568,345	1,002,911
FVU2S	2,330	19,262
FB2	9,313,507	3,357,837
FC2	943,472	542,942
FCS	2,382,676	2,126,384
FEI2	530,724	704,066
FEIS	21,278,964	21,491,185
FEMS2	1,715,626	1,098,954
FF10S	1,723,663	1,881,065
FF10S2	706	4,370
FF20S	1,489,401	1,732,590

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

FF20S2	9,586	13,650
FF30S	1,370,998	1,526,271
FF30S2	13,923	97,682
FG2	1,763,908	1,516,684
FGI2	1,052,012	619,879
FGOS	427,039	401,046
FGS	51,395,111	31,949,473
FHIS	25,936,212	27,720,854
FIGBS	3,433,891	6,991,824
FMC2	214,691	3,402,823
FMCS	3,920,636	3,146,320
FNRS2	4,058,962	2,230,441
FO2	133,505	245,115
FOS	2,705,243	3,820,989
FRESS2	942,488	824,663
FVSS	4,058,972	3,023,062
FVSS2	25,698	55,502
FTVDM2	870,211	889,232
FTVFA2	107,673	445,684
FTVGI2	973,195	1,833,994
FTVIS2	1,856,308	4,024,229
FTVRD2	37,843	98,457
FTVSV2	1,709,672	1,520,526
TIF2	197,767	536,267
GVGMNS	6,962	27,406
GVMSAS	125,772	44,294
RVARS	155,330	79,410
SBLD	4,986	14,931
SBLJ	27,363	19,538
SBLN	60,043	51,952
SBLO	57,461	65,285
SBLP	44,121	26,046
SBLQ	20,754	46,577
SBLV	205,585	254,268
SBLX	5,409	10,259
SBLY	69,531	2,782
ACC2	57,957	686,172
ACEG	2,346	52,026
ACEG2	828,531	4,199,785
AVCE2	13,144	13,529
AVGI	74	38
IVHS	82,702	85,488
IVKEI1	12,114	34,286
IVMCC2	27,230	20,965
IVRE	39,094	11,584
OVAG	9,337,456	11,646,364
OVAG2	1,002,850	614,795
OVGI	5,460,644	99,821,872
OVGIS	126,385	1,559,941
OVGR	317,801	629,818
OVGS	6,588,479	17,085,387
OVGSS	45,265	171,435
OVIGS	281,151	699,935
OVSB	327,956	616,860
OVSBS	39,177	183,569
OVSC	950,889	1,243,473
OVSCS	12,782	27,600
WRASP	7,749,128	8,965,258
WRBDP	4,418,597	4,525,885
WRBP	3,229,985	40,160,060

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

WRCEP	4,551,937	12,407,114
WRDIV	569,707	1,327,754
WRENG	141,669	308,753
WRGBP	415,498	1,080,870
WRGNR	204,172	488,420
WRGP	13,402,441	17,388,211
WRHIP	3,907,396	6,370,610
WRI2P	924,581	1,154,709
WRIP	1,344,274	2,571,644
WRLTBP	1,415,341	1,158,896
WRMCG	5,145,586	5,319,467
WRMMP	12,188,623	13,765,980
WRRESP	345,992	651,319
WRSCP	6,273,890	5,846,171
WRSCV	526,672	644,623
WRSTP	21,525,689	9,241,345
WRVP	1,442,967	34,024,266
JPMMV1	1,853,112	3,276,690
JABS	515,755	53,954
JACAS	16,673,476	16,496,872
JAFBS	368,039	824,919
JAGTS	10,884,197	15,096,428
JAIGS	899,753	5,541,287
LZREMS	268,732	518,052
LOVTRC	296,738	180,200
M2IGSS	39,742	29,888
MMCGSC	233,535	239,867
MNDSC	1,760,887	1,857,940
MV2RIS	362,863	20,014
MV3MVS	399,874	152,185
MVFSC	1,775,723	4,688,471
MVIGSC	87,308	37,968
MVIVSC	942,066	2,724,509
MSEM	176,615	307,143
MSGI2	570,277	292,548
MSVEG2	2,034,257	599,091
MSVF2	543,772	572,242
MSVFI	1,781,456	1,180,070
MSVMG	67,044	5,121
MSVRE	15,609	41,335
DTRTFB	114,933	17,313
EIF	1,433,115	3,853,032
GBF	28,331,388	34,038,025
GBF2	99,658	123,943
GEM	601,241	2,490,865
GEM2	18,203	24,674
GIG	687,476	1,749,382
GVAAA2	40,788,007	10,210,679
GVABD2	1,537,630	2,310,232
GVAGG2	1,542,936	4,528,491
GVAGI2	2,286,292	5,065,118
GVAGR2	5,757,988	8,079,928
GVDMA	1,949,498	7,153,782
GVDMC	1,144,178	3,901,651
GVEX1	362,010	504,056
GVEX2	8,683,246	8,525,223
GVIDA	736,019	3,761,057
GVIDC	625,574	3,475,030
GVIDM	4,086,177	18,127,940
GVIX8	792,044	915,941

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

HIBF	1,969,680	2,676,860
IDPG2	50,477	109,499
IDPGI2	2,244	510
MCIF	4,254,501	14,300,739
MCIF2	2,851,808	96,059
MSBF	3,897,709	4,198,846
NAMAA2	48,298	162,963
NAMGI2	167,513	171,373
NCPG2	3,980	24,543
NCPGI2	4,260	124,898
NVAMV1	30,983,637	16,791,888
NVAMV2	13,086	301,060
NVAMVX	4,042,625	2,331,060
NVAMVZ	162,159	221,001
NVCBD1	1,165,200	1,511,804
NVCBD2	345,397	578,065
NVCCA2	94,281	634,902
NVCCN2	1,393,031	1,320,027
NVCMA2	268,059	1,610,980
NVCMC2	1,264,043	800,204
NVCMD2	711,633	1,726,261
NVCRA2	474,171	446,763
NVCRB2	546,563	978,649
NVDBL2	830,790	2,769,006
NVDCA2	124,460	405,969
NVFIII	663,429	672,907
NVGEII	474,017	19,323
NVIE6	1,345	3,265
NVLCP1	1,420,607	8,382
NVLCP2	635,851	2,860,211
NVLCPP	12,707,775	461,689
NVMGA2	36,453	34,279
NVMIG1	2,504,240	6,003,811
NVMIVX	495,291	755,385
NVMIVZ	11,730	52,759
NVMLG1	6,123,507	4,718,569
NVMLG2	43,934	38,581
NVMM2	2,473,150	535,072
NVMMG1	13,781,483	12,976,196
NVMMG2	1,450,457	1,777,920
NVMMV2	880,452	7,455,792
NVNMO1	2,040,556	7,356,236
NVNMO2	545,743	460,689
NVNSR1	484,960	571,824
NVOLG1	159,881,552	58,857,092
NVOLG2	2,453,972	1,053,886
NVRE1	1,919,034	7,786,806
NVSIX2	1,669,707	1,539,651
NVSTB2	2,100,211	1,202,262
NVTIV3	30,400	549,182
SAM	130,441,701	139,074,594
SCF	4,397,381	14,068,970
SCF2	21,186	301,809
SCGF	2,961,928	4,361,476
SCGF2	53,719	49,194
SCVF	521,559	9,397,128
SCVF2	63,799	179,970
TRF	5,903,717	16,646,164
TRF2	17,696	96,540
AMCG	33,981	16,238

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

AMMCGS	701,362	835,693
AMSRS	220,309	1,761,798
AMTB	2,650,457	1,904,096
PMVAAD	902,524	844,685
PMVEBD	144,625	250,525
PMVFAD	247,436	284,349
PMVLAD	1,048,696	4,838,100
PMVRRA	121,655	79,727
PMVSTA	1,938,347	1,840,075
PMVTRA	341,616	1,509,890
PMVTRD	1,228,806	12,475,591
PVEIB	920,867	59,590
PVIGIB	337,381	47,743
PVTIGB	84,687	86,076
ROCMC	44,310	49,902
TRHS2	5,276,549	7,375,006
VWEM	1,498,126	2,345,018
VWHA	62,878	846,552
VWHAS	2,348,992	2,084,223
VRVDRA	1,531,467	736,856
SVOF	10,257	9,996
WFVSCG	2,189,804	2,683,786
HVSIT	186,555	295,866

	$971,997,625	$1,224,425,910

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

(6) Financial Highlights

The Company offers several variable annuity products through the Separate Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2021, and the investment income ratio and total return for each of the periods in the five-year period ended December 31, 2021. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending Contract Owners’ Equity were considered to be irrelevant, and therefore are not presented. Contract Owners’ Equity presented below may not agree to the Contract Owners’ Equity presented in the Statements of Changes in Contract Owners’ Equity due to reserves for annuity contracts in payout.

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B (ALVDAB)
2020	0.95%	to	1.35%	24,268	14.36	to	13.87	341,608	1.30%	3.86%	to	3.45%
2019	0.95%	to	1.35%	33,133	13.83	to	13.41	449,541	1.82%	14.15%	to	13.69%
2018	0.95%	to	1.35%	39,659	12.12	to	11.79	473,096	1.55%	-8.23%	to	-8.61%
2017	0.95%	to	1.35%	42,817	13.20	to	12.90	558,017	1.78%	13.24%	to	12.78%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B (ALVGIB)
2021	1.50%	to	2.60%	18,343	33.44	to	26.81	566,488	0.65%	25.92%	to	24.52%
2020	1.50%	to	2.60%	22,988	26.55	to	21.53	568,703	1.33%	0.94%	to	-0.19%
2019	1.50%	to	2.60%	24,931	26.31	to	21.57	614,859	1.00%	21.76%	to	20.40%
2018	1.50%	to	2.60%	28,647	21.61	to	17.92	583,644	0.67%	-7.27%	to	-8.31%
2017	1.50%	to	2.60%	38,705	23.30	to	19.54	854,013	1.27%	16.82%	to	15.52%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)
2021	0.95%	to	1.05%	3,235	9.87	to	9.84	31,869	1.74%	9.80%	to	9.69%
2020	1.05%			709	8.97			6,357	1.36%	1.14%
2019	1.05%			986	8.87			8,742	0.58%	15.56%
2018	1.05%			1,311	7.67			10,058	0.62%	-23.28%		* ***
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B (ALVPGB)
2021	1.50%	to	2.60%	18,926	57.67	to	46.24	1,038,542	0.00%	26.72%	to	25.31%
2020	1.50%	to	2.60%	30,587	45.51	to	36.90	1,302,020	0.00%	33.12%	to	31.64%
2019	1.50%	to	2.60%	34,807	34.19	to	28.03	1,116,243	0.00%	32.35%	to	30.87%
2018	1.50%	to	2.60%	34,696	25.83	to	21.42	843,878	0.00%	0.78%	to	-0.35%
2017	1.50%	to	2.60%	42,451	25.63	to	21.50	1,033,862	0.00%	29.70%	to	28.26%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B (ALVSVB)
2021	0.95%	to	2.60%	157,367	30.33	to	36.59	5,035,485	0.58%	34.32%	to	32.08%
2020	0.95%	to	2.60%	143,577	22.58	to	27.70	3,457,484	0.77%	2.07%	to	0.37%
2019	0.95%	to	2.60%	170,467	22.12	to	27.60	4,018,110	0.32%	18.76%	to	16.79%
2018	0.95%	to	2.60%	189,914	18.63	to	23.63	3,771,116	0.23%	-16.10%	to	-17.51%
2017	0.95%	to	2.60%	209,462	22.21	to	28.65	5,005,526	0.23%	11.78%	to	9.92%
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I (ACVI)
2021	0.95%	to	1.75%	41,207	33.66	to	22.36	1,335,499	0.16%	7.71%	to	6.85%
2020	0.95%	to	1.75%	49,565	31.25	to	20.92	1,504,809	0.48%	24.68%	to	23.68%
2019	0.95%	to	1.75%	56,286	25.06	to	16.92	1,373,477	40.20%	27.20%	to	26.17%
2018	0.95%	to	1.75%	64,695	19.70	to	13.41	1,240,568	1.27%	-16.03%	to	-16.71%
2017	0.95%	to	1.75%	67,928	23.46	to	16.10	1,554,477	0.86%	29.97%	to	28.92%
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I (ACVIG)
2021	0.95%	to	2.20%	1,201,087	48.10	to	25.83	53,744,686	1.07%	22.49%	to	20.93%
2020	0.95%	to	2.20%	1,314,776	39.27	to	21.36	48,060,021	1.94%	10.75%	to	9.35%
2019	0.95%	to	2.25%	1,482,927	35.46	to	18.31	49,018,042	2.23%	22.77%	to	21.16%
2018	0.95%	to	2.25%	1,714,917	28.88	to	15.11	46,257,047	1.91%	-7.76%	to	-8.98%
2017	0.95%	to	2.25%	1,917,968	31.31	to	16.60	56,204,057	2.35%	19.34%	to	17.78%
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class II (ACVIG2)
2021	1.50%	to	2.60%	22,034	34.48	to	27.65	703,177	0.82%	21.49%	to	20.14%
2020	1.50%	to	2.60%	25,254	28.38	to	23.01	665,347	1.73%	9.78%	to	8.55%
2019	1.50%	to	2.60%	28,524	25.85	to	21.20	690,830	1.83%	21.89%	to	20.53%
2018	1.50%	to	2.60%	29,835	21.21	to	17.59	595,217	1.66%	-8.59%	to	-9.62%
2017	1.50%	to	2.60%	26,363	23.20	to	19.46	574,289	2.07%	18.50%	to	17.18%
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2021	0.95%	to	2.60%	1,159,486	17.37	to	12.69	19,511,187	3.12%	5.26%	to	3.51%
2020	0.95%	to	2.60%	1,214,499	16.50	to	12.26	19,426,707	1.36%	8.51%	to	6.71%
2019	0.95%	to	2.60%	1,263,986	15.21	to	11.49	18,718,154	2.29%	7.87%	to	6.07%
2018	0.95%	to	2.60%	1,425,997	14.10	to	10.84	19,608,824	2.80%	-3.75%	to	-5.36%
2017	0.95%	to	2.60%	1,666,760	14.65	to	11.45	23,834,577	2.56%	2.69%	to	0.98%
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I (ACVMV1)
2021	0.95%	to	2.05%	396,258	36.55	to	30.68	14,119,589	1.14%	22.03%	to	20.68%
2020	0.95%	to	2.05%	433,752	29.95	to	25.42	12,680,263	1.77%	0.25%	to	-0.86%
2019	0.95%	to	2.05%	549,257	29.87	to	25.64	16,058,010	2.07%	27.92%	to	26.50%
2018	0.95%	to	2.05%	607,635	23.35	to	20.27	13,910,646	1.41%	-13.67%	to	-14.63%
2017	0.95%	to	2.20%	700,119	27.05	to	23.33	18,589,736	1.52%	10.64%	to	9.24%
American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class I (ACVU1)
2021	1.75%			1,156	54.70			63,232	0.00%	21.01%
2020	1.75%			1,197	45.20			54,109	0.00%	47.23%
2019	1.75%			1,197	30.70			36,750	0.00%	32.22%
2018	1.75%			1,197	23.22			27,794	0.24%	-1.01%
2017	1.75%			1,197	23.46			28,079	0.36%	29.92%
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I (ACVV)
2021	0.95%	to	1.30%	28,640	54.18	to	53.70	1,570,824	1.75%	23.33%	to	22.88%
2020	0.95%	to	1.30%	30,047	43.93	to	43.70	1,337,848	4.15%	0.00%
2019	0.95%	to	1.30%	35,430	43.92	to	43.84	1,580,331	140.04%	0.26%	to	0.25%
2018	0.95%	to	1.30%	40,853	34.91	to	34.97	1,450,289	1.65%	-10.00%	to	-10.33%
2017	0.95%	to	1.30%	50,241	38.79	to	39.00	1,985,452	1.64%	7.72%	to	7.35%
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II (ACVV2)
2021	0.95%	to	1.40%	13,371	16.11	to	15.99	214,695	1.62%	23.10%	to	22.54%
2020	1.10%	to	1.40%	7,046	13.08	to	13.05	91,993	6.67%	30.76%	to	30.50%
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III (BRVED3)
2021	0.95%	to	1.45%	232,250	18.38	to	17.77	4,213,963	1.32%	19.16%	to	18.55%
2020	0.95%	to	1.45%	296,372	15.42	to	14.99	4,524,177	1.91%	2.59%	to	2.07%
2019	0.95%	to	1.45%	334,983	15.04	to	14.68	4,989,255	1.88%	26.25%	to	25.61%
2018	0.95%	to	1.45%	250,016	11.91	to	11.69	2,952,347	1.72%	-8.30%	to	-8.77%
2017	0.95%	to	1.45%	250,682	12.99	to	12.81	3,239,435	1.67%	15.39%	to	14.81%
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III (BRVHY3)
2021	0.95%	to	1.80%	2,385,341	13.24	to	12.50	31,099,174	4.74%	4.23%	to	3.33%
2020	0.95%	to	1.80%	2,644,421	12.71	to	12.10	33,151,377	3.64%	6.00%	to	5.09%
2019	0.95%	to	1.80%	351,457	11.99	to	11.51	4,173,806	5.13%	13.77%	to	12.79%
2018	0.95%	to	1.80%	158,292	10.54	to	10.21	1,658,479	5.33%	-3.82%	to	-4.65%
2017	0.95%	to	1.80%	152,696	10.95	to	10.71	1,665,006	4.91%	6.06%	to	5.16%
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III (BRVTR3)
2021	0.95%	to	1.60%	415,826	11.34	to	10.85	4,657,310	1.47%	-2.62%	to	-3.26%
2020	0.95%	to	1.60%	547,624	11.64	to	11.22	6,302,120	1.69%	7.51%	to	6.81%
2019	0.95%	to	1.40%	209,631	10.83	to	10.60	2,256,802	2.58%	8.11%	to	7.62%
2018	0.95%	to	1.40%	122,277	10.02	to	9.85	1,218,634	2.45%	-1.67%	to	-2.12%
2017	0.95%	to	1.65%	127,999	10.19	to	10.00	1,298,726	2.21%	2.23%	to	1.51%
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III (MLVGA3)
2021	0.95%	to	2.20%	987,456	23.91	to	20.36	23,043,143	0.81%	5.40%	to	4.07%
2020	0.95%	to	2.20%	1,115,923	22.69	to	19.56	24,748,369	1.26%	19.56%	to	18.05%
2019	0.95%	to	2.20%	1,254,561	18.97	to	16.57	23,316,567	1.21%	16.64%	to	15.17%
2018	0.95%	to	2.20%	1,485,732	16.27	to	14.39	23,721,194	0.79%	-8.46%	to	-9.62%
2017	0.95%	to	2.20%	1,849,976	17.77	to	15.92	32,292,865	1.28%	12.63%	to	11.21%
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)
2021	1.10%	to	1.30%	3	55.83	to	52.49	164	0.44%	25.74%	to	25.48%
2020	0.95%	to	2.20%	1,106,405	48.99	to	26.09	50,619,173	0.79%	22.51%	to	20.97%
2019	0.95%	to	2.20%	1,252,432	39.99	to	21.57	46,836,385	1.24%	34.80%	to	33.10%
2018	0.95%	to	2.20%	1,502,340	29.66	to	16.21	41,726,731	1.25%	-7.74%	to	-8.91%
2017	0.95%	to	2.20%	1,736,120	32.15	to	17.79	52,188,946	1.34%	26.13%	to	24.54%
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares (DCAPS)
2020	1.50%	to	2.60%	22,823	33.28	to	26.99	692,503	0.55%	21.53%	to	20.17%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2019	1.50%	to	2.60%	26,283	27.38	to	22.46	665,280	0.93%	33.75%	to	32.25%
2018	1.50%	to	2.60%	33,290	20.47	to	16.98	627,254	1.01%	-8.50%	to	-9.53%
2017	1.50%	to	2.60%	36,702	22.38	to	18.77	760,544	1.08%	25.11%	to	23.72%
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares (DSC)
2021	0.95%			165	32.38			5,343	0.11%	15.36%
2020	0.95%			168	28.07			4,716	0.64%	18.75%
2019	0.95%			169	23.64			3,995	0.00%	20.62%
2018	0.95%	to	1.10%	836	19.60	to	19.09	16,067	0.00%	-19.85%	to	-19.97%
2017	0.95%	to	1.10%	864	24.45	to	23.86	20,758	0.00%	23.50%	to	23.31%
BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)
2021	0.95%	to	2.25%	6,229,641	59.59	to	28.98	349,726,688	1.13%	27.19%	to	25.52%
2020	0.95%	to	2.25%	6,977,342	46.85	to	23.08	307,756,817	1.57%	16.89%	to	15.35%
2019	0.95%	to	2.25%	7,902,392	40.08	to	20.01	298,318,773	1.87%	29.94%	to	28.23%
2018	0.95%	to	2.25%	8,980,364	30.85	to	15.61	261,134,504	1.64%	-5.55%	to	-6.79%
2017	0.95%	to	2.25%	10,335,915	32.66	to	16.74	317,771,851	1.70%	20.39%	to	18.81%
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)
2021	0.95%	to	1.85%	1,036,599	47.06	to	27.18	46,665,916	0.75%	25.80%	to	24.65%
2020	0.95%	to	1.85%	1,109,719	37.41	to	21.80	39,778,531	1.11%	22.96%	to	21.85%
2019	0.95%	to	1.85%	1,246,109	30.43	to	17.89	36,386,965	1.93%	33.08%	to	31.87%
2018	0.95%	to	1.85%	1,412,248	22.86	to	13.57	31,021,009	1.80%	-5.32%	to	-6.18%
2017	0.95%	to	2.05%	1,618,748	24.15	to	13.92	37,628,917	1.15%	14.24%	to	12.98%
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Service Shares (DSRGS)
2021	1.60%	to	2.60%	575	37.32	to	30.52	19,782	0.84%	24.66%	to	23.39%
2020	1.60%	to	2.60%	1,372	29.94	to	24.74	38,085	0.88%	21.88%	to	20.64%
2019	1.60%	to	2.60%	1,384	24.56	to	20.51	31,645	1.47%	31.87%	to	30.53%
2018	1.60%	to	2.60%	2,014	18.63	to	15.71	34,888	1.51%	-6.17%	to	-7.13%
2017	1.60%	to	2.60%	2,015	19.85	to	16.92	37,366	0.97%	13.20%	to	12.06%
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares (DVMCSS)
2021	0.95%	to	1.95%	91,195	18.05	to	16.70	1,627,759	0.44%	24.37%	to	23.11%
2020	0.95%	to	2.20%	97,380	14.51	to	13.33	1,397,061	0.58%	6.82%	to	5.47%
2019	0.95%	to	2.20%	112,707	13.59	to	12.64	1,518,150	0.42%	18.72%	to	17.22%
2018	0.95%	to	2.20%	142,762	11.44	to	10.79	1,620,311	0.40%	-16.49%	to	-17.55%
2017	0.95%	to	2.20%	212,109	13.70	to	13.08	2,887,384	0.83%	13.95%	to	12.52%
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)
2021	0.95%	to	2.25%	427,152	52.21	to	40.26	21,590,140	0.69%	24.95%	to	23.31%
2020	0.95%	to	2.25%	495,529	41.79	to	32.65	20,081,001	1.12%	9.59%	to	8.15%
2019	0.95%	to	2.25%	588,856	38.13	to	30.19	21,786,794	0.91%	21.05%	to	19.46%
2018	0.95%	to	2.25%	694,720	31.50	to	25.27	21,263,402	0.80%	-9.84%	to	-11.04%
2017	0.95%	to	2.25%	726,969	34.94	to	28.41	24,682,130	0.67%	11.34%	to	9.88%
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 (CLVHY2)
2021	0.95%	to	1.70%	51,311	12.27	to	11.84	625,702	5.14%	3.79%	to	3.01%
2020	0.95%	to	1.70%	48,004	11.82	to	11.50	565,531	4.77%	5.30%	to	4.50%
2019	0.95%	to	1.70%	75,041	11.23	to	11.00	841,014	4.89%	15.42%	to	14.54%
2018	0.95%	to	1.70%	21,647	9.73	to	9.61	210,422	5.26%	-4.92%	to	-5.64%
2017	0.95%	to	1.20%	19,387	10.23	to	10.21	198,252	0.45%	2.31%	to	2.14	%****
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class (DWVSVS)
2021	0.95%	to	1.75%	142,393	22.87	to	21.32	3,208,121	0.63%	32.74%	to	31.67%
2020	0.95%	to	1.75%	149,548	17.23	to	16.19	2,544,308	1.05%	-3.11%	to	-3.89%
2019	0.95%	to	1.75%	186,794	17.78	to	16.84	3,283,434	0.78%	26.51%	to	25.48%
2018	0.95%	to	1.80%	210,527	14.05	to	13.38	2,927,121	0.60%	-17.74%	to	-18.45%
2017	0.95%	to	1.80%	228,991	17.09	to	16.41	3,876,272	0.67%	10.70%	to	9.75%
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class (ETVFR)
2021	0.95%	to	1.80%	761,446	11.73	to	10.98	8,805,825	2.88%	2.64%	to	1.76%
2020	0.95%	to	1.65%	450,828	11.42	to	10.90	5,082,354	3.36%	1.03%	to	0.32%
2019	0.95%	to	1.80%	710,054	11.31	to	10.84	7,938,871	4.35%	6.06%	to	5.16%
2018	0.95%	to	1.65%	1,386,299	10.66	to	10.31	14,651,016	3.81%	-1.04%	to	-1.74%
2017	0.95%	to	1.65%	896,853	10.77	to	10.50	9,592,355	3.27%	2.46%	to	1.74%
Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Service Shares (FHIBS)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2021	1.50%	to	2.60%	31,308	27.47	to	22.03	816,274	4.58%	2.88%	to	1.73%
2020	1.50%	to	2.60%	38,961	26.70	to	21.65	972,812	5.88%	3.88%	to	2.72%
2019	1.50%	to	2.60%	42,055	25.70	to	21.08	1,012,847	5.81%	12.42%	to	11.16%
2018	1.50%	to	2.60%	43,526	22.87	to	18.96	933,194	7.84%	-4.89%	to	-5.95%
2017	1.50%	to	2.60%	47,922	24.04	to	20.16	1,086,116	6.64%	4.97%	to	3.80%
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)
2021	0.95%	to	2.25%	1,960,490	22.27	to	17.11	41,735,584	2.52%	-2.32%	to	-3.61%
2020	0.95%	to	2.25%	2,107,777	22.80	to	17.75	46,082,971	2.77%	7.09%	to	5.69%
2019	0.95%	to	2.25%	2,294,371	21.29	to	16.79	46,926,959	3.01%	8.40%	to	6.98%
2018	0.95%	to	2.25%	2,673,765	19.64	to	15.70	50,561,209	3.15%	-1.54%	to	-2.84%
2017	0.95%	to	2.25%	3,052,862	19.95	to	16.16	58,748,255	3.31%	3.05%	to	1.70%
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares (FQBS)
2021	1.50%	to	2.60%	70,557	16.41	to	13.16	1,080,602	2.34%	-3.14%	to	-4.22%
2020	1.50%	to	2.60%	99,708	16.94	to	13.73	1,571,916	2.63%	6.24%	to	5.06%
2019	1.50%	to	2.60%	113,471	15.94	to	13.07	1,698,062	2.65%	7.53%	to	6.33%
2018	1.50%	to	2.60%	126,884	14.83	to	12.30	1,777,309	2.86%	-2.28%	to	-3.38%
2017	1.50%	to	2.60%	133,810	15.17	to	12.73	1,926,612	3.13%	2.20%	to	1.06%
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares (FVU2S)
2021	1.50%	to	2.60%	7,025	12.35	to	11.89	85,371	1.62%	16.48%	to	15.18%
2020	1.50%	to	2.60%	8,454	10.60	to	10.32	88,715	2.10%	-0.80%	to	-1.91%
2019	1.50%	to	2.60%	8,366	10.69	to	10.52	88,843	2.09%	18.12%	to	16.80%
2018	1.50%	to	2.60%	9,438	9.05	to	9.01	85,235	0.00%	-9.52%	to	-9.90	%****
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 (FB2)
2021	0.95%	to	1.75%	1,191,498	19.79	to	18.90	23,424,922	0.78%	16.87%	to	15.93%
2020	0.95%	to	1.70%	940,058	16.93	to	16.34	15,828,110	1.52%	20.97%	to	20.05%
2019	0.95%	to	1.70%	567,188	14.00	to	13.61	7,902,913	1.72%	22.94%	to	22.01%
2018	0.95%	to	1.70%	368,192	11.39	to	11.16	4,177,589	1.50%	-5.35%	to	-6.07%
2017	0.95%	to	1.35%	195,160	12.03	to	11.95	2,344,092	1.50%	15.02%	to	14.55%
Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class 2 (FC2)
2021	0.95%	to	1.70%	133,671	17.98	to	56.16	2,400,875	0.03%	26.30%	to	25.34%
2020	0.95%	to	1.70%	128,285	14.24	to	44.81	1,824,278	0.03%	29.00%	to	28.02%
2019	0.95%	to	1.35%	30,424	11.04	to	11.01	335,690	0.19%	10.37%	to	10.07%
Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class (FCS)
2021	0.95%	to	1.30%	223,307	87.86	to	79.64	18,871,957	0.05%	26.49%	to	26.05%
2020	0.95%	to	1.30%	246,911	69.46	to	63.18	16,527,271	0.15%	29.19%	to	0.29%
2019	0.95%	to	1.30%	269,187	53.76	to	49.08	13,969,438	37.86%	30.20%	to	0.30%
2018	0.95%	to	1.30%	293,629	41.29	to	37.83	11,719,522	0.60%	-7.38%	to	-7.71%
2017	0.95%	to	1.30%	319,729	44.58	to	40.99	13,806,020	0.89%	20.61%	to	20.21%
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 (FEI2)
2021	1.50%	to	2.60%	88,874	31.09	to	24.93	2,607,944	1.57%	22.74%	to	21.37%
2020	1.50%	to	2.60%	105,594	25.33	to	20.54	2,531,539	1.61%	4.84%	to	3.67%
2019	1.50%	to	2.60%	118,358	24.16	to	19.81	2,717,916	1.82%	25.20%	to	23.80%
2018	1.50%	to	2.60%	143,277	19.30	to	16.00	2,612,185	1.91%	-9.92%	to	-10.93%
2017	1.50%	to	2.60%	175,487	21.42	to	17.96	3,578,413	1.46%	10.97%	to	9.73%
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class (FEIS)
2021	0.95%	to	2.20%	3,842,548	40.50	to	25.28	162,801,966	1.75%	23.64%	to	22.08%
2020	0.95%	to	2.20%	4,321,205	35.03	to	20.71	148,350,876	1.69%	5.53%	to	4.20%
2019	0.95%	to	2.20%	4,965,109	33.19	to	19.87	161,728,813	1.94%	26.12%	to	24.52%
2018	0.95%	to	2.20%	5,579,760	24.91	to	15.96	144,354,614	2.10%	-9.66%	to	-10.43%
2017	0.95%	to	2.20%	6,336,548	29.01	to	17.82	180,845,090	1.57%	11.74%	to	10.33%
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 (FEMS2)
2021	0.95%	to	1.65%	109,905	13.25	to	12.91	1,451,507	1.66%	-3.34%	to	-4.02%
2020	0.95%	to	1.45%	83,631	13.71	to	13.53	1,144,134	0.72%	29.63%	to	28.98%
2019	0.95%	to	1.45%	54,591	10.58	to	10.49	575,756	1.68%	27.97%	to	27.32%
2018	0.95%	to	1.40%	23,859	8.26	to	8.24	196,912	1.08%	-17.35%	to	-17.61	%****
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class (FF10S)
2021	0.95%	to	1.95%	424,077	21.50	to	18.34	8,893,027	0.92%	4.79%	to	3.73%
2020	0.95%	to	1.95%	445,767	20.52	to	17.68	8,936,513	1.15%	11.32%	to	10.20%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2019	0.95%	to	1.95%	506,509	18.43	to	16.05	9,147,248	2.38%	14.90%	to	13.74%
2018	0.95%	to	1.95%	398,985	16.04	to	14.11	6,304,215	1.41%	-5.02%	to	-5.98%
2017	0.95%	to	1.95%	501,255	16.89	to	15.01	8,297,860	1.44%	11.92%	to	10.79%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class (FF20S)
2021	0.95%	to	1.65%	504,075	23.73	to	21.23	11,714,271	0.99%	8.43%	to	7.66%
2020	0.95%	to	1.65%	543,367	21.88	to	19.72	11,667,746	1.16%	13.82%	to	13.02%
2019	0.95%	to	1.65%	637,059	19.23	to	17.45	12,017,242	1.91%	18.87%	to	18.03%
2018	0.95%	to	1.65%	683,204	16.17	to	14.78	10,852,323	1.37%	-6.88%	to	-7.54%
2017	0.95%	to	1.65%	788,462	17.37	to	15.99	13,461,176	1.49%	15.37%	to	14.55%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)
2021	0.95%	to	1.80%	391,355	26.53	to	23.17	10,190,321	0.94%	11.17%	to	10.22%
2020	0.95%	to	1.80%	412,830	23.86	to	21.03	9,661,568	1.17%	15.65%	to	14.66%
2019	0.95%	to	1.80%	409,334	20.63	to	18.34	8,283,984	1.93%	23.19%	to	22.14%
2018	0.95%	to	1.80%	437,213	16.75	to	15.01	7,179,998	1.27%	-8.76%	to	-9.55%
2017	0.95%	to	1.80%	425,270	18.36	to	16.60	7,673,341	1.37%	19.67%	to	18.65%
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 (FG2)
2021	1.50%	to	2.60%	76,196	53.43	to	42.84	3,870,914	0.00%	21.06%	to	19.71%
2020	1.50%	to	2.60%	86,580	44.14	to	35.79	3,651,177	0.04%	41.40%	to	39.82%
2019	1.50%	to	2.60%	86,067	31.22	to	25.60	2,549,763	0.06%	31.97%	to	30.49%
2018	1.50%	to	2.60%	93,748	23.65	to	19.62	2,104,700	0.04%	-1.93%	to	-3.04%
2017	1.50%	to	2.60%	102,679	24.12	to	20.23	2,356,412	0.09%	32.80%	to	31.32%
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 (FGI2)
2021	0.95%	to	1.75%	99,791	19.98	to	19.08	1,979,781	2.27%	24.45%	to	23.44%
2020	0.95%	to	1.40%	80,998	16.05	to	15.72	1,295,710	1.85%	6.57%	to	6.09%
2019	0.95%	to	2.25%	59,228	15.06	to	14.35	889,006	3.43%	28.45%	to	26.76%
2018	0.95%	to	2.25%	41,258	11.73	to	11.32	482,040	0.18%	-10.06%	to	-11.25%
2017	0.95%	to	1.55%	48,233	13.04	to	12.91	627,878	1.12%	15.51%	to	14.81%
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class (FGOS)
2021	0.95%	to	1.15%	32,835	75.11	to	68.80	2,288,313	0.00%	10.77%	to	10.54%
2020	0.95%	to	1.15%	35,083	67.81	to	62.24	2,209,189	0.00%	0.67%
2019	0.95%	to	1.15%	39,496	40.63	to	37.37	1,492,653	0.00%	0.39%
2018	0.95%	to	1.20%	42,468	29.16	to	26.84	1,153,856	0.11%	11.30%	to	10.95%
2017	0.95%	to	1.30%	44,345	26.20	to	23.72	1,084,022	0.20%	33.13%	to	32.66%
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class (FGS)
2021	0.95%	to	2.20%	3,448,588	76.81	to	37.88	247,285,845	0.00%	21.92%	to	20.38%
2020	0.95%	to	2.20%	3,860,121	63.00	to	31.47	227,768,289	0.06%	42.38%	to	40.59%
2019	0.95%	to	2.20%	4,238,904	44.25	to	22.38	175,722,429	0.17%	32.91%	to	31.23%
2018	0.95%	to	2.20%	4,776,521	33.29	to	17.06	149,016,687	0.15%	-1.23%	to	-2.48%
2017	0.95%	to	2.25%	5,430,132	33.71	to	13.90	172,145,036	0.13%	33.72%	to	31.98%
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class (FHIS)
2021	0.95%	to	2.00%	1,435,662	20.84	to	15.51	30,115,892	4.21%	3.48%	to	2.41%
2020	0.95%	to	2.20%	1,566,897	20.14	to	14.49	31,783,885	4.68%	1.67%	to	0.39%
2019	0.95%	to	2.20%	2,066,203	19.80	to	14.43	41,359,444	5.30%	13.83%	to	12.39%
2018	0.95%	to	2.20%	2,079,838	17.40	to	12.84	36,572,943	4.73%	-4.52%	to	-5.73%
2017	0.95%	to	2.20%	2,362,322	18.22	to	13.62	43,563,664	3.87%	6.06%	to	4.72%
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)
2021	0.95%	to	1.95%	1,663,378	17.91	to	14.82	28,846,305	1.92%	-1.67%	to	-2.66%
2020	0.95%	to	1.95%	1,926,738	18.22	to	15.23	34,089,177	2.18%	8.22%	to	7.13%
2019	0.95%	to	2.10%	1,940,016	16.83	to	13.86	31,766,102	2.73%	8.54%	to	7.28%
2018	0.95%	to	2.10%	1,859,392	15.51	to	12.92	28,063,667	2.34%	-1.58%	to	-2.73%
2017	0.95%	to	2.10%	2,053,401	15.76	to	13.28	31,571,131	2.30%	3.17%	to	1.98%
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 (FMC2)
2020	1.50%	to	2.60%	61,079	45.13	to	36.59	2,594,689	0.40%	16.10%	to	14.80%
2019	1.50%	to	2.60%	64,950	38.87	to	31.88	2,386,621	0.67%	21.32%	to	19.97%
2018	1.50%	to	2.60%	72,782	32.04	to	26.57	2,211,274	0.38%	-16.06%	to	-17.00%
2017	1.50%	to	2.60%	89,197	38.17	to	32.01	3,213,619	0.48%	18.73%	to	17.41%
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)
2021	0.95%	to	1.95%	683,828	33.17	to	28.30	22,137,075	0.50%	24.31%	to	23.06%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2020	0.95%	to	2.25%	765,914	26.69	to	21.98	19,979,162	0.55%	16.92%	to	15.38%
2019	0.95%	to	1.95%	882,848	22.82	to	19.87	19,738,564	0.77%	22.18%	to	20.94%
2018	0.95%	to	1.95%	1,046,188	18.68	to	16.43	19,162,875	0.54%	-15.45%	to	-16.31%
2017	0.95%	to	2.25%	1,201,536	22.10	to	18.94	26,055,811	0.61%	19.56%	to	18.00%
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)
2021	0.95%	to	1.95%	813,411	9.03	to	7.70	7,211,974	2.49%	53.36%	to	51.82%
2020	0.95%	to	1.95%	613,980	5.89	to	5.07	3,533,349	2.69%	-33.52%	to	-34.19%
2019	0.95%	to	1.95%	715,331	8.86	to	7.71	6,196,120	1.79%	8.78%	to	7.68%
2018	0.95%	to	1.95%	804,187	8.14	to	7.16	6,413,205	0.68%	-25.49%	to	-26.24%
2017	0.95%	to	1.95%	939,861	10.93	to	9.71	10,084,194	1.30%	-3.70%	to	-4.67%
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 (FO2)
2021	1.50%	to	2.60%	68,285	15.68	to	14.55	1,051,120	0.32%	17.60%	to	16.29%
2020	1.50%	to	2.60%	80,631	13.33	to	12.51	1,058,192	0.22%	13.60%	to	12.33%
2019	1.50%	to	2.60%	91,375	11.74	to	11.14	1,057,381	1.50%	25.59%	to	24.19%
2018	1.50%	to	2.60%	103,544	9.34	to	8.97	957,036	1.25%	-16.34%	to	-17.28%
2017	1.50%	to	2.60%	111,908	11.17	to	10.84	1,239,219	1.14%	28.04%	to	26.62%
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class (FOS)
2021	0.95%	to	2.20%	842,691	31.46	to	19.86	26,284,150	0.43%	18.45%	to	16.94%
2020	0.95%	to	2.20%	939,560	26.56	to	16.98	24,779,150	0.34%	14.40%	to	12.95%
2019	0.95%	to	2.20%	1,058,629	23.22	to	15.03	24,397,326	1.64%	26.46%	to	24.87%
2018	0.95%	to	2.20%	1,206,042	18.36	to	12.04	21,994,512	1.40%	-15.70%	to	-16.77%
2017	0.95%	to	2.20%	1,364,344	21.78	to	14.47	29,573,944	1.31%	28.87%	to	27.25%
Fidelity Variable Insurance Products - VIP Real Estate Portfolio: Service Class 2 (FRESS2)
2021	0.95%	to	1.45%	62,184	14.63	to	14.28	903,169	0.92%	37.33%	to	36.64%
2020	0.95%	to	1.45%	53,532	10.65	to	10.45	566,962	1.61%	-7.68%	to	-8.14%
2019	0.95%	to	1.45%	70,373	11.54	to	11.38	809,365	1.59%	21.78%	to	21.17%
2018	0.95%	to	1.40%	39,374	9.47	to	9.40	372,571	3.17%	-7.35%	to	-7.77%
2017	0.95%	to	1.40%	22,269	10.22	to	10.19	227,569	1.62%	2.24%	to	1.93	%****
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)
2021	0.95%	to	2.05%	211,392	44.77	to	35.94	9,109,113	1.44%	32.21%	to	30.74%
2020	0.95%	to	2.05%	204,170	33.86	to	27.49	6,664,993	1.20%	7.15%	to	5.96%
2019	0.95%	to	2.05%	236,859	31.60	to	25.94	7,240,770	1.57%	33.02%	to	31.54%
2018	0.95%	to	2.05%	253,919	23.76	to	19.72	5,847,561	0.85%	-18.12%	to	-19.04%
2017	0.95%	to	2.05%	300,454	29.02	to	24.36	8,483,270	1.37%	18.08%	to	16.77%
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 (FVSS2)
2021	1.50%	to	2.60%	7,533	39.21	to	31.44	270,078	1.22%	31.34%	to	29.88%
2020	1.50%	to	2.60%	8,971	29.85	to	24.20	247,801	1.04%	6.40%	to	5.21%
2019	1.50%	to	2.60%	10,243	28.05	to	23.01	265,399	1.43%	32.09%	to	30.61%
2018	1.50%	to	2.60%	10,402	21.24	to	17.61	204,568	0.72%	-18.74%	to	-19.66%
2017	1.50%	to	2.60%	11,734	26.14	to	21.92	284,921	1.16%	17.30%	to	16.00%
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)
2021	0.95%	to	1.95%	215,032	13.69	to	12.67	2,910,897	0.86%	-6.64%	to	-7.58%
2020	0.95%	to	1.95%	218,787	14.66	to	13.70	3,175,697	4.09%	16.07%	to	14.90%
2019	0.95%	to	1.95%	308,446	12.63	to	11.93	3,855,684	0.96%	25.49%	to	24.23%
2018	0.95%	to	2.05%	347,335	10.07	to	9.56	3,464,636	0.81%	-16.60%	to	-17.53%
2017	0.95%	to	2.05%	586,409	12.07	to	11.59	7,025,796	0.90%	39.08%	to	37.54%
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)
2021	0.95%	to	1.95%	162,293	19.48	to	16.96	3,090,156	1.80%	10.62%	to	9.51%
2020	0.95%	to	1.95%	181,759	17.61	to	15.49	3,132,371	1.55%	10.68%	to	9.56%
2019	0.95%	to	1.95%	231,934	15.91	to	14.13	3,618,903	3.53%	18.72%	to	17.52%
2018	0.95%	to	1.95%	321,386	13.40	to	12.03	4,205,818	2.98%	-10.51%	to	-11.42%
2017	0.95%	to	2.05%	356,578	14.98	to	13.44	5,225,254	2.91%	10.92%	to	9.69%
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)
2021	0.95%	to	2.20%	1,335,226	8.81	to	7.99	11,630,670	0.00%	-5.90%	to	-7.08%
2020	0.95%	to	2.20%	1,415,389	9.36	to	8.60	13,113,910	8.32%	-6.18%	to	-7.37%
2019	0.95%	to	2.20%	1,822,612	9.98	to	9.28	18,021,033	7.14%	1.04%	to	-0.23%
2018	0.95%	to	2.20%	2,084,883	9.87	to	9.30	20,432,036	0.00%	0.96%	to	-0.32%
2017	0.95%	to	2.20%	2,352,471	9.78	to	9.33	22,878,917	0.00%	0.96%	to	-0.31%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)
2021	0.95%	to	2.20%	1,241,272	22.47	to	18.42	27,086,102	4.70%	15.65%	to	14.19%
2020	0.95%	to	2.20%	1,392,650	19.43	to	16.13	26,303,393	5.75%	-0.26%	to	-1.52%
2019	0.95%	to	2.20%	1,729,478	19.48	to	16.38	32,786,655	5.45%	14.96%	to	13.51%
2018	0.95%	to	2.20%	1,888,724	16.95	to	14.43	31,218,436	4.79%	-5.22%	to	-6.42%
2017	0.95%	to	2.20%	2,292,231	17.88	to	15.42	40,038,262	4.17%	8.63%	to	7.27%
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 (FTVSV2)
2021	0.95%	to	1.85%	286,845	28.88	to	25.03	8,171,030	1.05%	24.18%	to	23.05%
2020	0.95%	to	1.85%	287,835	23.26	to	20.35	6,632,503	1.51%	4.19%	to	3.24%
2019	0.95%	to	1.85%	326,011	22.33	to	19.71	7,200,042	1.02%	25.15%	to	24.01%
2018	0.95%	to	1.85%	365,050	17.84	to	15.89	6,566,045	0.88%	-13.71%	to	-14.50%
2017	0.95%	to	1.85%	444,736	20.67	to	18.59	9,243,586	0.51%	9.60%	to	8.61%
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)
2021	0.95%	to	1.95%	271,945	9.30	to	8.60	2,526,979	1.91%	3.17%	to	2.13%
2020	0.95%	to	1.95%	309,515	9.01	to	8.42	2,784,590	3.35%	-2.10%	to	-3.09%
2019	0.95%	to	1.95%	371,200	9.21	to	8.69	3,407,816	1.74%	11.46%	to	10.33%
2018	0.95%	to	1.95%	418,364	8.26	to	7.88	3,452,319	2.64%	-16.25%	to	-17.10%
2017	0.95%	to	1.95%	494,977	9.86	to	9.50	4,876,860	2.56%	15.59%	to	14.42%
Goldman Sachs Variable Insurance Trust - Goldman Sachs Trend Driven Allocation Fund: Service Shares (GVGMNS)
2021	0.95%	to	1.35%	2,473	15.98	to	15.37	38,868	0.00%	15.07%	to	14.60%
2020	0.95%	to	1.35%	4,141	13.89	to	13.41	56,698	0.15%	3.12%	to	2.71%
2019	0.95%	to	1.35%	9,237	13.47	to	13.06	123,563	1.40%	10.87%	to	10.43%
2018	0.95%	to	1.40%	10,799	12.15	to	11.78	130,122	0.58%	-5.25%	to	-5.68%
2017	0.95%	to	1.40%	15,200	12.82	to	12.49	193,372	0.32%	12.04%	to	11.53%
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)
2021	0.95%	to	1.35%	9,509	11.15	to	10.99	105,585	4.01%	3.84%	to	3.42%
2020	0.95%	to	1.35%	2,287	10.74	to	10.63	24,503	2.53%	5.71%	to	5.28%
2019	0.95%	to	1.35%	1,561	10.16	to	10.09	15,816	2.32%	7.79%	to	7.35%
2018	1.10%	to	1.35%	1,921	9.42	to	9.40	18,076	4.95%	-5.81%	to	-5.97	%****
Guggenheim Variable Fund - Multi-Hedge Strategies (RVARS)
2021	0.95%	to	1.65%	60,555	11.71	to	11.01	695,839	0.00%	7.08%	to	6.32%
2020	0.95%	to	1.65%	54,574	10.94	to	10.36	585,988	1.44%	6.37%	to	5.62%
2019	0.95%	to	1.65%	52,499	10.28	to	9.81	534,748	2.40%	4.02%	to	3.28%
2018	0.95%	to	1.65%	69,982	9.89	to	9.50	687,051	0.00%	-5.98%	to	-6.65%
2017	0.95%	to	1.65%	81,754	10.51	to	10.17	853,978	0.00%	2.69%	to	1.97%
Guggenheim Variable Funds Trust - Series D (World Equity Income Series) (SBLD)
2021	1.10%	to	1.15%	9,948	20.52	to	20.36	203,333	1.60%	20.42%	to	20.33%
2020	1.10%	to	1.15%	10,489	17.04	to	16.92	178,051	0.00%	0.05%	to	0.05%
2019	1.10%	to	1.15%	12,569	16.16	to	16.05	202,515	0.00%	0.20%	to	0.20%
2018	0.95%	to	1.15%	14,576	13.72	to	13.37	195,857	2.82%	-9.02%	to	-9.23%
2017	0.95%	to	1.15%	17,170	15.08	to	14.73	254,251	2.69%	13.98%	to	13.75%
Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series) (SBLJ)
2021	0.95%	to	1.20%	3,694	35.13	to	33.78	126,867	0.54%	12.60%	to	12.34%
2020	0.95%	to	1.20%	3,949	31.20	to	30.07	120,576	0.00%	0.31%	to	0.31%
2019	0.95%	to	1.20%	5,884	23.84	to	23.04	137,490	0.00%	0.31%	to	0.31%
2018	0.95%	to	1.20%	7,114	18.14	to	17.57	126,760	1.29%	-7.97%	to	-8.25%
2017	0.95%	to	1.30%	7,523	19.71	to	18.92	145,839	0.94%	23.50%	to	23.02%
Guggenheim Variable Funds Trust - Series N (Managed Asset Allocation Series) (SBLN)
2021	0.95%	to	1.20%	27,786	25.25	to	24.28	684,999	0.68%	11.38%	to	11.12%
2020	0.95%	to	1.20%	29,189	22.67	to	21.85	646,949	0.00%	0.12%	to	0.11%
2019	0.95%	to	1.20%	44,943	20.33	to	19.64	896,283	0.00%	0.19%
2018	0.95%	to	1.20%	45,296	17.09	to	16.55	760,272	1.59%	-6.61%	to	-6.87%
2017	0.95%	to	1.30%	34,795	18.30	to	17.56	626,137	1.53%	13.31%	to	12.85%
Guggenheim Variable Funds Trust - Series O (All Cap Value Series) (SBLO)
2021	0.95%	to	1.15%	9,156	29.43	to	28.51	263,922	2.02%	25.77%	to	25.48%
2020	0.95%	to	1.15%	9,716	23.40	to	22.72	222,610	0.00%	0.01%	to	0.01%
2019	0.95%	to	1.15%	9,091	23.19	to	22.56	206,876	0.00%	0.23%	to	0.22%
2018	0.95%	to	1.15%	17,613	18.92	to	18.45	328,210	1.11%	-11.46%	to	-11.64%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2017	0.95%	to	1.15%	11,751	21.37	to	20.88	247,547	1.04%	13.67%	to	13.48%
Guggenheim Variable Funds Trust - Series P (High Yield Series) (SBLP)
2021	0.95%	to	1.15%	13,208	23.44	to	22.72	302,893	5.11%	4.41%	to	4.22%
2020	0.95%	to	1.15%	12,897	22.45	to	21.80	283,650	0.00%	0.04%	to	0.03%
2019	0.95%	to	1.15%	15,592	21.66	to	21.08	331,414	0.00%	0.11%	to	0.10%
2018	0.95%	to	1.25%	25,131	19.58	to	18.85	482,824	7.56%	-5.04%	to	-5.32%
2017	0.95%	to	1.30%	18,538	20.62	to	19.79	375,131	5.16%	5.26%	to	4.82%
Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) (SBLQ)
2021	0.95%	to	1.25%	21,015	30.32	to	28.92	620,528	0.80%	24.98%	to	24.60%
2020	0.95%	to	1.25%	21,802	24.26	to	23.21	516,064	0.00%	-0.02%	to	-0.02%
2019	0.95%	to	1.25%	22,530	24.73	to	23.73	544,641	0.00%	0.21%	to	0.21%
2018	0.95%	to	1.25%	23,154	20.37	to	19.61	461,864	0.35%	-13.50%	to	-13.76%
2017	0.95%	to	1.30%	25,423	23.55	to	22.60	587,183	0.38%	2.70%	to	2.31%
Guggenheim Variable Funds Trust - Series V (SMid Cap Value Series) (SBLV)
2021	0.95%	to	1.25%	50,518	32.05	to	30.57	1,576,564	1.79%	22.61%	to	22.23%
2020	0.95%	to	1.30%	52,127	26.14	to	24.83	1,329,371	0.00%	0.03%	to	0.03%
2019	0.95%	to	1.30%	62,262	25.31	to	24.12	1,539,664	0.00%	0.26%	to	0.25%
2018	0.95%	to	1.30%	72,735	20.16	to	19.29	1,435,378	0.59%	-13.81%	to	-14.11%
2017	0.95%	to	1.30%	73,814	23.39	to	22.46	1,693,125	0.66%	12.61%	to	12.24%
Guggenheim Variable Funds Trust - Series X (StylePlus - Small Growth Series) (SBLX)
2021	1.10%	to	1.20%	2,713	31.27	to	30.78	84,667	0.42%	5.39%	to	5.27%
2020	1.10%	to	1.20%	2,942	29.67	to	29.24	87,099	0.00%	0.30%	to	0.30%
2019	1.10%	to	1.20%	3,538	22.76	to	22.45	80,405	0.00%	0.24%	to	0.24%
2018	0.95%	to	1.20%	4,858	18.66	to	18.08	88,937	1.07%	-11.19%	to	-11.37%
2017	0.95%	to	1.20%	3,810	21.01	to	20.40	78,620	0.68%	21.23%	to	20.92%
Guggenheim Variable Funds Trust - Series Y (StylePlus - Large Growth Series) (SBLY)
2021	1.10%	to	1.25%	4,070	44.76	to	43.72	180,760	0.50%	26.37%	to	26.18%
2020	1.10%	to	1.25%	3,022	35.42	to	34.65	106,022	0.00%	0.36%	to	0.36%
2019	1.10%	to	1.25%	2,667	25.98	to	25.45	68,631	0.00%	0.32%	to	0.32%
2018	0.95%	to	1.25%	4,235	19.99	to	19.24	82,791	1.52%	-4.58%	to	-4.85%
2017	0.95%	to	1.25%	4,825	20.95	to	20.22	99,100	1.04%	28.92%	to	28.46%
Invesco - Invesco V.I. Comstock Fund: Series II Shares (ACC2)
2021	1.50%	to	2.60%	84,869	33.42	to	26.80	2,667,850	1.54%	31.05%	to	29.59%
2020	1.50%	to	2.60%	106,659	25.50	to	20.68	2,561,024	2.17%	-2.57%	to	-3.66%
2019	1.50%	to	2.60%	114,984	26.17	to	21.46	2,839,418	1.65%	23.07%	to	21.69%
2018	1.50%	to	2.60%	128,798	21.27	to	17.64	2,599,453	1.41%	-13.69%	to	-14.66%
2017	1.50%	to	2.60%	149,931	24.64	to	20.67	3,520,225	1.93%	15.82%	to	14.53%
Invesco - Invesco V.I. American Franchise Fund: Series I Shares (ACEG)
2021	0.95%	to	1.25%	511	38.80	to	37.67	19,490	0.00%	10.86%	to	10.53%
2020	0.95%	to	1.25%	1,978	34.99	to	34.08	67,645	0.07%	41.00%	to	40.58%
2019	0.95%	to	1.25%	1,988	24.82	to	24.25	48,344	0.00%	35.46%	to	35.05%
2018	0.95%	to	1.30%	2,561	18.32	to	17.89	46,133	0.00%	-4.54%	to	-4.88%
2017	0.95%	to	1.30%	2,882	19.19	to	18.81	54,489	0.06%	26.14%	to	25.69%
Invesco - Invesco V.I. American Franchise Fund: Series II Shares (ACEG2)
2020	0.95%	to	2.35%	88,763	34.24	to	33.64	3,184,699	0.00%	40.65%	to	38.66%
2019	0.95%	to	2.60%	109,377	24.34	to	23.18	2,786,714	0.00%	35.13%	to	32.88%
2018	0.95%	to	2.60%	120,845	18.01	to	17.45	2,296,234	0.00%	-4.81%	to	-6.40%
2017	0.95%	to	2.60%	130,130	18.92	to	18.64	2,608,169	0.00%	25.82%	to	23.74%
Invesco - Invesco V.I. Core Equity Fund: Series II Shares (AVCE2)
2021	1.50%	to	2.50%	19,619	27.96	to	23.83	506,588	0.45%	25.47%	to	24.20%
2020	1.50%	to	2.50%	19,781	22.29	to	19.19	409,070	1.13%	11.87%	to	10.73%
2019	1.50%	to	2.50%	22,499	19.92	to	17.33	419,301	0.17%	26.74%	to	25.45%
2018	1.50%	to	2.50%	25,065	15.72	to	13.81	371,249	0.00%	-10.97%	to	-11.88%
2017	1.50%	to	2.50%	27,025	17.66	to	15.67	451,855	0.80%	11.19%	to	10.06%
Invesco - Invesco V.I. Core Equity Fund: Series I Shares (AVGI)
2021	1.55%			79	34.53			2,728	0.67%	25.76%
2020	1.55%			79	27.46			2,169	1.37%	12.09%
2019	1.55%			79	24.50			1,935	0.63%	26.97%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2018	1.10%	to	1.55%	144	20.86	to	19.29	2,880	0.91%	-10.40%	to	-10.81%
2017	1.10%	to	1.55%	144	23.28	to	21.63	3,222	1.05%	11.93%	to	11.43%
Invesco - Invesco V.I. Health Care Fund: Series I Shares (IVHS)
2021	0.95%	to	1.20%	12,565	38.07	to	36.60	465,827	0.20%	11.25%	to	10.94%
2020	0.95%	to	1.20%	13,904	34.22	to	32.99	463,950	0.00%	0.13%	to	0.13%
2019	0.95%	to	1.20%	13,508	30.19	to	29.17	398,369	0.00%	0.31%	to	0.31%
2018	0.95%	to	1.20%	13,264	23.00	to	22.28	298,962	0.00%	-0.04%	to	-0.31%
2017	0.95%	to	1.20%	13,070	23.01	to	22.35	295,183	0.35%	14.71%	to	14.44%
Invesco - Invesco V.I. Equity and Income Fund: Series I Shares (IVKEI1)
2021	0.95%	to	1.55%	20,023	22.68	to	21.25	442,616	1.86%	17.52%	to	16.81%
2020	0.95%	to	1.55%	21,489	19.29	to	18.19	405,036	2.43%	8.91%	to	8.25%
2019	0.95%	to	1.70%	24,204	17.72	to	16.59	418,351	2.57%	19.22%	to	18.32%
2018	0.95%	to	1.70%	25,275	14.86	to	14.02	367,461	2.14%	-10.37%	to	-11.05%
2017	0.95%	to	1.70%	29,424	16.58	to	15.76	479,522	2.15%	9.98%	to	9.15%
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares (IVMCC2)
2021	0.95%	to	1.75%	9,109	22.52	to	20.83	201,672	0.26%	21.70%	to	20.72%
2020	0.95%	to	1.75%	8,850	18.51	to	17.25	160,806	0.45%	7.91%	to	7.03%
2019	0.95%	to	1.75%	8,723	17.15	to	16.12	147,492	0.21%	23.85%	to	22.85%
2018	0.95%	to	1.75%	11,848	13.85	to	13.12	161,935	0.09%	-12.44%	to	-13.16%
2017	0.95%	to	1.75%	30,149	15.82	to	15.11	472,560	0.32%	13.57%	to	12.65%
Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares (IVRE)
2021	0.95%	to	1.20%	12,502	18.37	to	17.66	223,693	2.93%	24.54%	to	24.19%
2020	0.95%	to	1.20%	11,092	14.75	to	14.22	159,629	0.00%	-0.13%	to	-0.13%
2019	0.95%	to	1.20%	11,638	16.99	to	16.42	193,161	0.00%	0.22%	to	0.22%
2018	0.95%	to	1.20%	13,854	13.94	to	13.51	188,963	3.89%	-7.07%	to	-7.28%
2017	0.95%	to	1.30%	14,768	15.00	to	14.40	217,119	2.93%	11.94%	to	11.63%
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)
2021	0.95%	to	2.20%	1,232,238	57.26	to	35.94	75,404,576	0.00%	17.96%	to	16.48%
2020	0.95%	to	2.25%	1,397,273	48.54	to	16.73	72,599,904	0.04%	39.35%	to	37.52%
2019	0.95%	to	2.25%	1,535,748	34.83	to	12.17	57,280,606	0.00%	38.04%	to	36.23%
2018	0.95%	to	2.25%	1,695,111	25.23	to	8.93	45,856,503	0.00%	-7.34%	to	-8.21%
2017	0.95%	to	2.25%	1,894,158	30.93	to	9.73	55,154,308	0.03%	27.57%	to	25.90%
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II (OVAG2)
2021	0.95%	to	2.20%	123,455	17.29	to	16.93	2,125,073	0.00%	17.66%	to	16.18%
2020	0.95%	to	2.20%	111,981	14.70	to	14.57	1,642,705	0.00%	46.97%	to	45.73	%****
Invesco - Invesco V.I. Main Street Fund: Series I (OVGI)
2020	0.95%	to	2.20%	2,111,151	36.02	to	23.12	78,530,294	1.47%	12.86%	to	11.44%
2019	0.95%	to	2.20%	2,407,684	31.91	to	20.74	79,468,520	1.10%	30.83%	to	29.18%
2018	0.95%	to	2.20%	2,794,427	24.39	to	16.06	70,619,655	1.16%	-8.77%	to	-9.92%
2017	0.95%	to	2.20%	3,217,862	26.74	to	17.83	89,161,949	1.25%	15.80%	to	14.35%
Invesco - Invesco V.I. Main Street Fund: Series II (OVGIS)
2020	1.50%	to	2.60%	42,077	30.22	to	24.51	1,204,937	1.19%	11.99%	to	10.74%
2019	1.50%	to	2.60%	50,425	26.99	to	22.13	1,298,910	0.84%	29.76%	to	28.31%
2018	1.50%	to	2.60%	65,818	20.80	to	17.25	1,310,590	0.94%	-9.48%	to	-10.50%
2017	1.50%	to	2.60%	82,046	22.98	to	19.27	1,815,419	1.03%	14.89%	to	13.61%
Invesco - Invesco V.I. Capital Appreciation Fund: Series I (OVGR)
2021	0.95%	to	1.35%	71,928	63.80	to	63.74	4,808,639	0.00%	21.41%	to	20.90%
2020	0.95%	to	1.35%	80,153	52.55	to	52.72	4,417,856	0.00%	35.29%	to	0.35%
2019	0.95%	to	1.35%	86,084	38.84	to	39.12	3,515,137	2.35%	34.90%	to	0.34%
2018	0.95%	to	1.35%	102,493	28.79	to	29.12	3,104,093	0.32%	-6.63%	to	-6.99%
2017	0.95%	to	1.35%	112,906	30.84	to	31.31	3,668,358	0.24%	25.63%	to	25.09%
Invesco - Invesco V.I. Global Fund: Series I (OVGS)
2021	0.95%	to	2.60%	2,478,033	43.87	to	30.49	104,338,325	0.00%	14.39%	to	12.49%
2020	0.95%	to	2.60%	2,834,665	38.35	to	27.10	104,516,116	0.69%	26.43%	to	24.32%
2019	0.95%	to	2.60%	3,327,486	30.34	to	21.80	97,140,212	0.92%	30.54%	to	28.36%
2018	0.95%	to	2.60%	3,705,894	23.24	to	16.98	82,927,109	1.00%	-14.01%	to	-15.45%
2017	0.95%	to	2.60%	4,124,005	27.03	to	20.09	107,483,681	0.93%	35.37%	to	33.12%
Invesco - Invesco V.I. Global Fund: Series II (OVGSS)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2021	1.50%	to	2.35%	20,844	45.25	to	38.16	878,057	0.00%	13.44%	to	12.46%
2020	1.50%	to	2.35%	24,776	39.89	to	33.93	915,939	0.45%	25.43%	to	24.35%
2019	1.50%	to	2.35%	27,113	31.80	to	27.29	803,937	0.64%	29.48%	to	28.37%
2018	1.50%	to	2.35%	28,001	24.56	to	21.26	643,502	0.78%	-14.70%	to	-15.44%
2017	1.50%	to	2.35%	34,278	28.79	to	25.14	929,866	0.73%	34.28%	to	33.13%
Invesco Oppenheimer V.I. International Growth Fund: Series II (OVIGS)
2021	0.95%	to	1.65%	88,966	14.74	to	13.96	1,299,013	0.00%	9.07%	to	8.30%
2020	0.95%	to	1.65%	125,849	13.51	to	12.89	1,689,449	0.60%	19.89%	to	19.05%
2019	0.95%	to	1.65%	160,495	11.27	to	10.83	1,799,969	0.72%	26.74%	to	25.84%
2018	0.95%	to	1.65%	142,335	8.89	to	8.60	1,260,915	0.66%	-20.32%	to	-20.89%
2017	0.95%	to	1.65%	156,310	11.16	to	10.88	1,738,983	1.18%	25.25%	to	24.37%
Invesco - Invesco V.I. Global Strategic Income Fund: Series I (OVSB)
2021	0.95%	to	2.20%	218,574	11.21	to	9.98	2,404,551	4.38%	-4.33%	to	-5.54%
2020	0.95%	to	2.20%	251,724	11.72	to	10.56	2,903,968	5.63%	2.42%	to	1.13%
2019	0.95%	to	2.20%	288,731	11.44	to	10.45	3,259,184	3.74%	9.75%	to	8.37%
2018	0.95%	to	2.20%	344,577	10.43	to	9.64	3,550,704	4.92%	-5.31%	to	-6.51%
2017	0.95%	to	2.20%	394,011	11.01	to	10.31	4,296,398	2.24%	5.27%	to	3.94%
Invesco - Invesco V.I. Global Strategic Income Fund: Series II (OVSBS)
2021	1.50%	to	2.60%	38,663	18.36	to	14.72	660,332	3.81%	-5.01%	to	-6.07%
2020	1.50%	to	2.60%	47,899	19.33	to	15.67	863,121	5.18%	1.45%	to	0.31%
2019	1.50%	to	2.60%	55,703	19.05	to	15.62	990,289	3.47%	8.95%	to	7.73%
2018	1.50%	to	2.60%	58,170	17.49	to	14.50	960,939	4.32%	-5.98%	to	-7.04%
2017	1.50%	to	2.60%	81,296	18.60	to	15.60	1,442,987	2.03%	4.45%	to	3.29%
Invesco - Invesco V.I. Main Street Small Cap Fund: Series I (OVSC)
2021	0.95%	to	1.95%	230,510	34.80	to	29.68	7,833,696	0.37%	21.39%	to	20.16%
2020	0.95%	to	2.20%	252,567	28.67	to	23.79	7,084,627	0.62%	18.79%	to	17.29%
2019	0.95%	to	2.20%	289,998	24.13	to	20.29	6,836,932	0.20%	25.27%	to	23.69%
2018	0.95%	to	2.20%	368,444	19.26	to	16.40	6,950,625	0.31%	-11.18%	to	-12.31%
2017	0.95%	to	2.20%	437,678	21.69	to	18.70	9,309,388	0.84%	13.07%	to	11.65%
Ivy Variable Insurance Portfolios - Delaware Ivy Asset Strategy: Class II (WRASP)
2021	0.95%	to	2.25%	1,366,338	43.42	to	32.24	57,299,516	1.54%	9.39%	to	7.96%
2020	0.95%	to	2.25%	1,548,990	39.69	to	29.86	59,474,461	1.99%	12.80%	to	11.32%
2019	0.95%	to	2.25%	1,781,240	35.19	to	26.83	60,694,078	2.03%	20.62%	to	19.04%
2018	0.95%	to	2.25%	2,151,884	29.17	to	22.54	60,922,835	1.74%	-6.34%	to	-7.58%
2017	0.95%	to	2.25%	2,573,926	31.15	to	24.38	77,920,106	1.53%	17.15%	to	15.62%
Ivy Variable Insurance Portfolios - Delaware Ivy Corporate Bond: Class II (WRBDP)
2021	0.95%	to	2.25%	1,617,707	20.61	to	15.14	32,258,294	1.99%	-1.79%	to	-3.08%
2020	0.95%	to	2.25%	1,709,494	20.98	to	15.62	34,707,740	2.51%	9.91%	to	8.47%
2019	0.95%	to	2.25%	1,949,692	19.09	to	14.40	36,090,119	2.76%	11.11%	to	9.65%
2018	0.95%	to	2.25%	2,185,621	17.18	to	13.13	36,477,261	2.14%	-2.84%	to	-4.12%
2017	0.95%	to	2.25%	2,656,365	17.68	to	13.70	45,725,803	1.59%	3.03%	to	1.68%
Ivy Variable Insurance Portfolios - Delaware Ivy Balanced: Class II (WRBP)
2020	0.95%	to	2.25%	1,145,806	30.84	to	23.30	34,215,647	1.43%	13.03%	to	11.55%
2019	0.95%	to	2.25%	1,342,507	27.29	to	20.89	35,530,055	1.77%	20.93%	to	19.35%
2018	0.95%	to	2.25%	1,598,557	22.56	to	17.50	35,006,417	1.59%	-4.16%	to	-5.43%
2017	0.95%	to	2.25%	1,850,804	23.54	to	18.51	42,384,096	1.60%	10.31%	to	8.87%
Ivy Variable Insurance Portfolios - Delaware Ivy Core Equity: Class II (WRCEP)
2021	0.95%	to	2.25%	2,109,236	43.90	to	33.37	89,887,570	0.54%	27.72%	to	26.04%
2020	0.95%	to	2.25%	2,394,864	34.38	to	26.48	79,912,404	0.54%	20.36%	to	18.78%
2019	0.95%	to	2.25%	2,816,402	28.56	to	22.29	78,202,741	0.58%	29.85%	to	28.14%
2018	0.95%	to	2.25%	3,336,413	22.00	to	17.40	71,441,842	0.47%	-5.42%	to	-6.67%
2017	0.95%	to	2.25%	3,994,048	23.26	to	18.64	90,555,303	0.44%	19.61%	to	18.04%
Ivy Variable Insurance Portfolios - Delaware Ivy Global Equity Income: Class II (WRDIV)
2021	0.95%	to	2.25%	295,122	30.42	to	24.09	8,748,498	2.17%	15.86%	to	14.34%
2020	0.95%	to	2.25%	326,934	26.25	to	21.07	8,356,128	2.63%	2.17%	to	0.83%
2019	0.95%	to	2.25%	367,374	25.70	to	20.89	9,207,943	2.86%	21.98%	to	20.38%
2018	0.95%	to	2.25%	465,003	21.07	to	17.36	9,572,415	1.67%	-12.52%	to	-13.68%
2017	0.95%	to	2.25%	552,231	24.08	to	20.11	13,020,094	1.28%	14.47%	to	12.97%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Ivy Variable Insurance Portfolios - Delaware Ivy Energy: Class II (WRENG)
2021	0.95%	to	1.80%	206,560	6.60	to	5.76	1,331,772	1.43%	40.65%	to	39.44%
2020	0.95%	to	1.80%	234,570	4.69	to	4.13	1,076,928	1.89%	-37.43%	to	-37.97%
2019	0.95%	to	1.80%	241,242	7.50	to	6.67	1,771,405	0.00%	2.49%	to	1.62%
2018	0.95%	to	1.80%	246,388	7.32	to	6.56	1,767,892	0.00%	-34.77%	to	-35.33%
2017	0.95%	to	2.10%	320,560	11.22	to	9.79	3,530,700	0.70%	-13.47%	to	-14.47%
Ivy Variable Insurance Portfolios - Delaware Ivy Global Bond: Class II (WRGBP)
2021	0.95%	to	2.25%	159,082	12.40	to	10.77	1,951,454	3.73%	-1.78%	to	-3.07%
2020	0.95%	to	2.25%	217,908	12.62	to	11.11	2,723,239	3.99%	7.13%	to	5.72%
2019	0.95%	to	2.25%	212,631	11.78	to	10.51	2,479,162	3.56%	8.38%	to	6.96%
2018	0.95%	to	2.25%	287,660	10.87	to	9.82	3,100,402	2.92%	-1.13%	to	-2.44%
2017	0.95%	to	2.25%	354,796	10.99	to	10.07	3,868,992	2.74%	3.28%	to	1.93%
Ivy Variable Insurance Portfolios - Delaware Ivy Natural Resources: Class II (WRGNR)
2021	0.95%	to	2.25%	271,512	10.35	to	8.31	2,730,313	1.64%	25.48%	to	23.83%
2020	0.95%	to	2.25%	302,646	8.25	to	6.71	2,428,743	2.36%	-12.83%	to	-13.97%
2019	0.95%	to	2.25%	350,391	9.46	to	7.80	3,231,966	0.97%	8.42%	to	6.99%
2018	0.95%	to	2.25%	408,317	8.73	to	7.29	3,480,544	0.30%	-23.97%	to	-24.97%
2017	0.95%	to	2.25%	487,297	11.48	to	9.72	5,473,809	0.14%	1.99%	to	0.66%
Ivy Variable Insurance Portfolios - Delaware Ivy Growth: Class II (WRGP)
2021	0.95%	to	2.25%	2,452,487	55.62	to	43.21	132,179,684	0.00%	28.79%	to	27.10%
2020	0.95%	to	2.25%	2,769,933	43.18	to	34.00	115,912,276	0.00%	29.31%	to	27.61%
2019	0.95%	to	2.25%	3,212,033	33.40	to	26.64	104,092,542	0.00%	35.29%	to	33.51%
2018	0.95%	to	2.25%	3,740,610	24.68	to	19.95	89,738,558	0.03%	1.31%	to	-0.03%
2017	0.95%	to	2.25%	4,379,946	24.37	to	19.96	103,915,338	0.25%	28.11%	to	26.44%
Ivy Variable Insurance Portfolios - Delaware Ivy High Income: Class II (WRHIP)
2021	0.95%	to	2.25%	1,068,120	35.74	to	26.85	37,034,951	5.85%	5.05%	to	3.68%
2020	0.95%	to	2.25%	1,195,685	34.02	to	25.90	39,437,174	7.23%	5.02%	to	3.64%
2019	0.95%	to	2.25%	1,424,091	32.39	to	24.99	44,830,899	6.55%	10.14%	to	8.69%
2018	0.95%	to	2.25%	1,718,545	29.41	to	22.99	49,196,193	6.49%	-3.05%	to	-4.33%
2017	0.95%	to	2.25%	1,999,954	30.33	to	24.03	59,123,751	5.56%	5.67%	to	4.29%
Ivy Variable Insurance Portfolios - Delaware Ivy International Core Equity: Class II (WRI2P)
2021	0.95%	to	1.85%	348,851	26.42	to	22.48	9,045,227	1.04%	13.09%	to	12.07%
2020	0.95%	to	1.85%	358,216	23.36	to	20.06	8,213,612	2.45%	6.17%	to	5.20%
2019	0.95%	to	1.85%	425,818	22.00	to	19.07	9,194,920	1.57%	17.57%	to	16.50%
2018	0.95%	to	2.00%	454,798	18.71	to	16.01	8,351,617	1.58%	-18.60%	to	-19.47%
2017	0.95%	to	2.05%	483,605	22.99	to	19.74	10,913,940	1.40%	21.99%	to	20.64%
Ivy Variable Insurance Portfolios - Delaware Ivy Global Growth: Class II (WRIP)
2021	0.95%	to	2.25%	709,129	29.90	to	22.40	20,479,962	0.06%	16.74%	to	15.21%
2020	0.95%	to	2.25%	783,488	25.61	to	19.44	19,396,549	0.42%	19.43%	to	17.87%
2019	0.95%	to	2.25%	915,747	21.44	to	16.49	19,008,928	0.65%	24.73%	to	23.10%
2018	0.95%	to	2.25%	1,068,749	17.19	to	13.40	17,826,118	0.47%	-7.17%	to	-8.39%
2017	0.95%	to	2.25%	1,235,872	18.52	to	14.63	22,227,528	0.05%	23.34%	to	21.73%
Ivy Variable Insurance Portfolios - Delaware Ivy Limited-Term Bond: Class II (WRLTBP)
2021	0.95%	to	1.85%	402,902	10.87	to	9.86	4,305,195	1.52%	-1.43%	to	-2.33%
2020	0.95%	to	1.95%	382,060	11.03	to	10.00	4,151,579	2.41%	3.15%	to	2.11%
2019	0.95%	to	1.95%	319,088	10.69	to	9.79	3,355,395	1.64%	3.24%	to	2.20%
2018	0.95%	to	1.95%	396,655	10.36	to	9.58	4,052,384	1.76%	-0.18%	to	-1.20%
2017	0.95%	to	1.95%	485,307	10.38	to	9.70	4,982,981	1.55%	0.44%	to	-0.57%
Ivy Variable Insurance Portfolios - Delaware Ivy Mid Cap Growth: Class II (WRMCG)
2021	0.95%	to	2.25%	343,769	70.40	to	56.55	23,676,512	0.00%	15.25%	to	13.74%
2020	0.95%	to	2.25%	385,006	61.09	to	49.72	23,035,359	0.00%	47.59%	to	45.65%
2019	0.95%	to	2.25%	426,547	41.39	to	34.14	17,295,230	0.00%	36.63%	to	34.84%
2018	0.95%	to	2.25%	493,821	30.29	to	25.32	14,670,719	0.00%	-1.01%	to	-2.32%
2017	0.95%	to	2.25%	528,087	30.60	to	25.92	15,860,128	0.00%	25.69%	to	24.05%
Ivy Variable Insurance Portfolios - Delaware Ivy Government Money Market: Class II (WRMMP)
2021	0.95%	to	2.25%	1,303,794	10.53	to	7.95	13,412,685	0.00%	-0.95%	to	-2.25%
2020	0.95%	to	2.25%	1,444,868	10.63	to	8.13	14,990,396	0.33%	-0.58%	to	-1.88%
2019	0.95%	to	2.25%	1,302,861	10.70	to	8.29	13,622,037	1.80%	0.86%	to	-0.46%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2018	0.95%	to	2.25%	1,365,353	10.61	to	8.32	14,182,059	1.51%	0.55%	to	-0.77%
2017	0.95%	to	2.25%	1,215,976	10.55	to	8.39	12,549,486	0.58%	-0.37%	to	-1.67%
Ivy Variable Insurance Portfolios - Delaware Ivy Securian Real Estate Securities: Class II (WRRESP)
2021	0.95%	to	2.25%	151,566	39.71	to	31.55	5,862,091	0.90%	42.32%	to	40.46%
2020	0.95%	to	2.25%	163,380	27.90	to	22.46	4,443,960	1.74%	-4.05%	to	-5.31%
2019	0.95%	to	2.25%	179,987	29.08	to	23.72	5,111,620	1.58%	23.25%	to	21.63%
2018	0.95%	to	2.25%	235,160	23.59	to	19.50	5,428,731	1.58%	-6.47%	to	-7.71%
2017	0.95%	to	2.25%	280,422	25.23	to	21.13	6,931,780	1.31%	4.39%	to	3.02%
Ivy Variable Insurance Portfolios - Delaware Ivy Small Cap Growth: Class II (WRSCP)
2021	0.95%	to	2.25%	1,005,670	41.78	to	32.84	40,737,501	0.94%	3.00%	to	1.65%
2020	0.95%	to	2.25%	1,114,901	40.56	to	32.31	43,846,293	0.00%	36.36%	to	34.57%
2019	0.95%	to	2.25%	1,276,491	29.74	to	24.01	36,873,885	0.00%	22.20%	to	20.59%
2018	0.95%	to	2.25%	1,468,761	24.34	to	19.91	34,773,967	0.39%	-5.03%	to	-6.28%
2017	0.95%	to	2.25%	1,614,615	25.63	to	21.24	40,319,521	0.00%	21.95%	to	20.36%
Ivy Variable Insurance Portfolios - Delaware Ivy Small Cap Core: Class II (WRSCV)
2021	0.95%	to	1.85%	145,188	39.68	to	33.77	5,617,988	0.00%	19.63%	to	18.55%
2020	0.95%	to	1.85%	146,831	33.16	to	28.48	4,750,109	0.00%	6.01%	to	5.04%
2019	0.95%	to	1.85%	167,783	31.28	to	27.12	5,123,788	0.00%	23.15%	to	22.03%
2018	0.95%	to	1.85%	192,670	25.40	to	22.22	4,787,819	0.11%	-11.34%	to	-12.15%
2017	0.95%	to	2.25%	219,705	28.65	to	23.92	6,161,941	0.00%	12.65%	to	11.17%
Ivy Variable Insurance Portfolios - Delaware Ivy Science and Technology: Class II (WRSTP)
2021	0.95%	to	2.25%	998,929	75.85	to	62.46	73,319,209	0.00%	14.07%	to	12.58%
2020	0.95%	to	2.25%	1,112,608	66.49	to	55.49	71,613,260	0.00%	34.08%	to	32.32%
2019	0.95%	to	2.25%	1,292,636	49.59	to	41.93	62,188,748	0.00%	48.06%	to	46.12%
2018	0.95%	to	2.25%	1,552,137	33.49	to	28.70	50,533,177	0.00%	-6.14%	to	-7.38%
2017	0.95%	to	2.25%	1,804,275	35.69	to	30.98	62,716,606	0.00%	30.87%	to	29.15%
Ivy Variable Insurance Portfolios - Delaware Ivy Value: Class II (WRVP)
2020	0.95%	to	2.25%	862,179	31.14	to	24.01	25,918,384	2.01%	1.02%	to	-0.31%
2019	0.95%	to	2.25%	981,071	30.83	to	24.09	29,247,828	0.82%	25.13%	to	23.49%
2018	0.95%	to	2.25%	1,146,049	24.63	to	19.51	27,367,662	1.89%	-8.12%	to	-9.34%
2017	0.95%	to	2.25%	1,362,899	26.81	to	21.51	35,480,978	1.43%	11.43%	to	9.97%
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 (JPMMV1)
2021	0.95%	to	1.85%	318,714	42.63	to	39.09	14,238,083	0.92%	28.65%	to	27.48%
2020	0.95%	to	2.20%	372,055	35.70	to	28.89	12,916,934	1.48%	-0.58%	to	-1.84%
2019	0.95%	to	2.20%	447,424	35.91	to	29.43	15,631,782	1.61%	25.56%	to	23.97%
2018	0.95%	to	2.20%	512,409	26.88	to	23.74	14,299,520	0.97%	-13.05%	to	-13.79%
2017	0.95%	to	2.20%	592,502	32.75	to	27.54	18,977,914	0.81%	12.69%	to	11.27%
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares (JABS)
2021	0.95%	to	1.70%	47,252	10.98	to	10.92	518,345	1.00%	9.77%	to	9.21%
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares (JACAS)
2021	0.95%	to	2.00%	2,482,609	52.12	to	41.26	124,893,446	0.00%	21.44%	to	20.15%
2020	0.95%	to	2.05%	2,783,998	42.92	to	33.97	115,430,053	0.17%	37.71%	to	36.19%
2019	0.95%	to	2.20%	3,185,452	31.16	to	24.20	96,036,487	0.02%	35.55%	to	33.84%
2018	0.95%	to	2.20%	3,542,205	22.99	to	18.08	78,925,798	1.20%	0.36%	to	-0.53%
2017	0.95%	to	2.25%	3,950,208	32.63	to	18.01	87,500,015	0.00%	28.76%	to	27.08%
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares (JAFBS)
2021	0.95%	to	1.75%	220,257	11.51	to	10.90	2,509,309	1.55%	-2.05%	to	-2.84%
2020	0.95%	to	1.75%	267,472	11.75	to	11.22	3,115,869	2.50%	9.20%	to	8.32%
2019	0.95%	to	1.75%	210,802	10.76	to	10.36	2,251,469	2.74%	8.24%	to	7.37%
2018	0.95%	to	1.75%	219,180	9.94	to	9.65	2,163,932	2.70%	-2.23%	to	-3.02%
2017	0.95%	to	1.65%	206,960	10.17	to	9.98	2,096,413	2.57%	2.37%	to	1.65%
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)
2021	0.95%	to	2.20%	1,874,552	33.63	to	25.45	60,919,569	0.12%	16.63%	to	15.16%
2020	0.95%	to	2.20%	2,261,480	28.84	to	22.10	63,124,636	0.00%	49.30%	to	47.42%
2019	0.95%	to	2.20%	2,497,847	19.31	to	14.99	46,746,845	0.42%	43.44%	to	41.63%
2018	0.95%	to	2.20%	2,763,215	13.46	to	10.59	36,109,950	1.04%	-0.05%	to	-1.32%
2017	0.95%	to	2.20%	2,948,561	13.47	to	10.73	38,609,887	0.44%	43.54%	to	41.74%
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (JAIGS)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2021	0.95%	to	2.05%	2,094,936	19.52	to	15.28	39,453,540	1.01%	12.18%	to	10.97%
2020	0.95%	to	2.05%	2,346,663	17.40	to	13.77	39,465,440	1.20%	14.92%	to	13.64%
2019	0.95%	to	2.20%	2,705,146	15.14	to	11.75	39,638,521	1.91%	25.50%	to	23.92%
2018	0.95%	to	2.20%	2,946,405	12.06	to	9.48	34,465,273	1.65%	-15.95%	to	-17.02%
2017	0.95%	to	2.20%	3,370,989	14.35	to	11.43	46,974,710	1.59%	29.57%	to	27.94%
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)
2021	0.95%	to	1.40%	154,042	10.96	to	10.58	1,675,337	1.86%	4.46%	to	3.99%
2020	0.95%	to	1.40%	177,813	10.49	to	10.18	1,854,528	2.56%	-2.21%	to	-2.66%
2019	0.95%	to	1.40%	245,766	10.73	to	10.46	2,624,464	0.90%	17.02%	to	16.49%
2018	0.95%	to	1.45%	292,949	9.17	to	8.95	2,671,417	1.57%	-19.33%	to	-19.74%
2017	0.95%	to	1.60%	376,424	11.37	to	11.09	4,262,700	1.76%	26.62%	to	25.79%
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)
2021	0.95%	to	1.40%	112,961	11.38	to	11.09	1,274,851	2.06%	-1.19%	to	-1.64%
2020	0.95%	to	1.40%	104,327	11.52	to	11.28	1,194,029	2.56%	6.41%	to	5.92%
2019	0.95%	to	1.40%	96,036	10.83	to	10.65	1,034,713	3.51%	7.38%	to	6.89%
2018	0.95%	to	1.40%	49,910	10.08	to	9.96	501,164	3.34%	-1.97%	to	-2.42%
2017	0.95%	to	1.40%	45,811	10.29	to	10.21	469,959	2.71%	2.88%	to	2.41%
MFS(R) Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class (MMCGSC)
2021	1.50%	to	2.60%	16,560	41.27	to	33.09	640,555	0.00%	12.17%	to	10.92%
2020	1.50%	to	2.60%	20,077	36.80	to	29.84	699,437	0.00%	34.08%	to	32.58%
2019	1.50%	to	2.60%	25,014	27.44	to	22.50	650,243	0.00%	36.20%	to	34.68%
2018	1.50%	to	2.60%	37,686	20.15	to	16.71	710,373	0.00%	-0.57%	to	-1.69%
2017	1.50%	to	2.60%	36,826	20.26	to	17.00	700,600	0.00%	24.78%	to	23.39%
MFS(R) Variable Insurance Trust - MFS New Discovery Series: Service Class (MNDSC)
2021	0.95%	to	2.45%	101,904	33.94	to	41.62	3,528,796	0.00%	0.61%	to	-0.92%
2020	0.95%	to	2.45%	123,141	33.74	to	42.01	4,278,932	0.00%	44.20%	to	42.02%
2019	0.95%	to	2.45%	128,486	23.39	to	29.58	3,122,430	0.00%	39.93%	to	37.81%
2018	0.95%	to	2.45%	105,439	16.72	to	21.46	1,873,782	0.00%	-2.66%	to	-4.14%
2017	0.95%	to	2.45%	91,074	17.17	to	22.39	1,671,828	0.00%	25.14%	to	23.25%
MFS(R) Variable Insurance Trust II - MFS Research International Portfolio: Service Class (MV2RIS)
2021	0.95%	to	1.35%	31,165	14.72	to	14.62	458,162	0.64%	10.21%	to	9.77%
2020	0.95%	to	1.20%	7,687	13.35	to	13.33	102,550	0.16%	33.54%	to	33.31	%****
MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class (MV3MVS)
2021	0.95%	to	1.35%	20,685	17.68	to	17.56	365,192	0.75%	29.36%	to	28.84%
2020	0.95%	to	1.35%	4,459	13.67	to	13.63	60,890	0.29%	36.67%	to	36.30	%****
MFS(R) Variable Insurance Trust - MFS Value Series: Service Class (MVFSC)
2021	0.95%	to	2.60%	902,471	32.38	to	30.98	29,096,148	1.14%	23.97%	to	21.91%
2020	0.95%	to	2.60%	1,020,188	26.12	to	25.41	26,576,870	1.31%	2.24%	to	0.54%
2019	0.95%	to	2.60%	1,240,655	25.55	to	25.28	31,626,952	1.88%	28.28%	to	26.14%
2018	0.95%	to	2.60%	1,442,810	19.92	to	20.04	28,725,144	1.29%	-11.59%	to	-12.70%
2017	0.95%	to	2.60%	1,716,544	22.43	to	22.95	38,580,631	1.73%	16.24%	to	14.31%
MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Service Class (MVIGSC)
2021	0.95%	to	1.20%	25,675	13.44	to	13.35	344,562	0.41%	7.96%	to	7.68%
2020	0.95%	to	1.20%	22,900	12.45	to	12.40	284,835	1.90%	14.40%	to	14.11%
2019	0.95%	to	1.20%	7,603	10.88	to	10.87	82,685	0.96%	8.84%	to	8.65	%****
MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)
2021	0.95%	to	2.60%	669,015	30.02	to	24.68	19,646,876	0.14%	9.23%	to	7.41%
2020	0.95%	to	2.60%	745,293	27.48	to	22.98	20,066,787	0.78%	19.06%	to	17.08%
2019	0.95%	to	2.60%	914,708	23.08	to	19.62	20,716,699	1.45%	24.46%	to	22.39%
2018	0.95%	to	2.60%	1,031,069	18.55	to	16.04	18,801,583	0.90%	-10.59%	to	-12.09%
2017	0.95%	to	2.60%	1,089,314	26.22	to	18.24	22,277,408	1.35%	25.62%	to	23.53%
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I (MSEM)
2021	0.95%	to	2.15%	70,779	36.45	to	32.88	3,036,402	5.09%	-2.96%	to	-4.13%
2020	0.95%	to	2.15%	76,902	37.56	to	34.30	3,395,130	4.51%	4.54%	to	3.28%
2019	0.95%	to	2.15%	88,044	35.93	to	33.21	3,702,251	5.91%	13.17%	to	11.80%
2018	0.95%	to	2.15%	111,821	31.75	to	29.70	4,201,625	5.59%	-7.83%	to	-8.96%
2017	0.95%	to	2.15%	123,055	34.45	to	32.63	4,996,238	5.42%	8.67%	to	7.36%
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II (MSGI2)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2021	0.95%	to	1.85%	126,847	13.33	to	12.55	1,673,579	2.23%	12.92%	to	11.90%
2020	0.95%	to	1.85%	110,592	11.81	to	11.21	1,292,595	1.37%	-2.37%	to	-3.26%
2019	0.95%	to	1.85%	114,229	12.09	to	11.59	1,369,670	2.40%	26.65%	to	25.50%
2018	0.95%	to	1.85%	103,683	9.55	to	9.23	983,070	2.88%	-8.77%	to	-9.60%
2017	0.95%	to	1.85%	105,157	10.47	to	10.22	1,094,370	2.34%	11.48%	to	10.47%
Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio: Class II (MSVEG2)
2021	0.95%	to	1.25%	126,640	9.79	to	9.77	1,238,525	0.00%	-2.13%	to	-2.33	%****
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II (MSVF2)
2021	1.50%	to	1.95%	35,653	15.25	to	14.00	503,773	2.60%	-2.03%	to	-2.47%
2020	1.50%	to	2.20%	39,636	15.56	to	13.72	573,361	2.54%	5.93%	to	5.18%
2019	1.50%	to	2.20%	37,564	14.69	to	13.04	514,640	3.91%	8.95%	to	8.18%
2018	1.50%	to	2.60%	43,085	13.48	to	11.31	543,047	2.33%	-2.41%	to	-3.50%
2017	1.50%	to	2.60%	40,685	13.82	to	11.72	525,773	2.91%	4.31%	to	3.15%
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I (MSVFI)
2021	0.95%	to	1.95%	384,675	16.58	to	14.14	6,208,270	4.04%	-1.27%	to	-2.27%
2020	0.95%	to	2.20%	387,057	16.79	to	13.94	6,314,918	2.75%	6.78%	to	5.43%
2019	0.95%	to	2.20%	378,393	15.72	to	13.22	5,795,774	4.09%	9.83%	to	8.44%
2018	0.95%	to	2.20%	287,592	14.32	to	12.19	3,973,391	2.64%	-1.60%	to	-2.85%
2017	0.95%	to	2.20%	356,269	14.55	to	12.55	5,025,166	3.09%	5.24%	to	3.91%
Morgan Stanley Variable Insurance Fund, Inc. - Discovery Portfolio: Class I (MSVMG)
2021	1.75%			3,138	51.03			160,119	0.00%	-12.62%
2020	1.75%			3,168	58.39			184,993	0.00%	147.90%
2019	1.60%	to	1.75%	3,294	24.27	to	23.56	77,655	0.00%	37.87%	to	37.66%
2018	1.60%	to	1.75%	3,339	17.61	to	17.11	57,180	0.00%	8.87%	to	8.70%
2017	1.60%	to	1.75%	3,504	16.17	to	15.74	55,248	0.00%	36.55%	to	36.34%
Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class I (MSVRE)
2021	1.60%	to	1.75%	11,558	58.75	to	51.77	648,455	2.04%	37.57%	to	37.36%
2020	1.60%	to	1.75%	12,135	42.71	to	37.69	495,567	2.67%	-18.18%	to	-18.31%
2019	1.60%	to	1.75%	13,864	52.20	to	46.14	699,177	2.11%	17.04%	to	16.86%
2018	1.20%	to	1.75%	21,356	49.96	to	39.48	931,111	2.72%	-8.83%	to	-9.34%
2017	1.60%	to	1.75%	21,182	-			1,017,453	1.44%	1.46%	to	1.31%
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II (DTRTFB)
2021	0.95%	to	1.40%	65,370	10.82	to	10.64	704,569	2.46%	-1.39%	to	-1.84%
2020	0.95%	to	1.40%	57,347	10.98	to	10.84	627,244	2.50%	2.76%	to	2.29%
2019	0.95%	to	1.40%	45,417	10.68	to	10.60	483,794	4.06%	5.57%	to	5.09%
2018	1.05%	to	1.40%	14,555	10.11	to	10.09	146,851	3.28%	1.12%	to	0.88	%****
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class I (EIF)
2021	0.95%	to	2.05%	562,164	36.44	to	22.54	19,899,264	1.22%	19.16%	to	17.83%
2020	0.95%	to	2.20%	640,197	30.58	to	18.50	19,036,279	1.75%	2.64%	to	1.35%
2019	0.95%	to	2.20%	693,926	29.80	to	18.25	20,097,739	1.80%	26.10%	to	24.51%
2018	0.95%	to	2.20%	780,284	23.63	to	14.66	17,958,754	1.75%	-8.14%	to	-9.31%
2017	0.95%	to	2.20%	897,950	25.72	to	16.17	22,541,501	3.02%	16.88%	to	15.41%
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)
2021	0.95%	to	2.25%	3,315,114	20.17	to	14.32	61,456,813	1.55%	-2.98%	to	-4.28%
2020	0.95%	to	2.20%	3,638,638	20.79	to	14.60	69,724,689	1.98%	5.07%	to	3.75%
2019	0.95%	to	2.20%	3,975,035	19.79	to	14.07	72,593,513	2.26%	5.26%	to	3.93%
2018	0.95%	to	2.20%	4,518,239	18.80	to	13.54	78,459,887	2.10%	-1.00%	to	-2.26%
2017	0.95%	to	2.20%	5,000,192	18.99	to	13.85	87,797,343	2.04%	1.12%	to	-0.16%
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class II (GBF2)
2021	1.50%	to	2.60%	79,729	13.48	to	10.81	992,315	1.49%	-3.82%	to	-4.90%
2020	1.50%	to	2.60%	81,228	14.02	to	11.37	1,055,781	1.57%	4.20%	to	3.04%
2019	1.50%	to	2.60%	89,252	13.45	to	11.03	1,117,303	2.13%	4.42%	to	3.25%
2018	1.50%	to	2.60%	96,356	12.88	to	10.68	1,160,208	1.86%	-1.76%	to	-2.86%
2017	1.50%	to	2.60%	121,441	13.11	to	11.00	1,506,699	1.74%	0.31%	to	-0.81%
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)
2021	0.95%	to	2.05%	394,431	28.55	to	22.52	10,870,250	0.93%	-8.17%	to	-9.18%
2020	0.95%	to	2.05%	456,459	31.09	to	24.80	13,724,439	1.91%	12.22%	to	10.98%
2019	0.95%	to	2.05%	515,740	27.70	to	22.34	13,823,367	2.50%	21.78%	to	20.43%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2018	0.95%	to	2.05%	550,238	22.75	to	18.55	12,134,908	0.66%	-18.21%	to	-19.12%
2017	0.95%	to	2.05%	641,612	27.81	to	22.94	17,311,100	1.36%	40.16%	to	38.61%
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II (GEM2)
2021	1.50%	to	2.20%	17,731	11.62	to	11.00	200,582	0.96%	-8.90%	to	-9.55%
2020	1.50%	to	2.20%	18,032	12.76	to	12.16	224,986	1.55%	11.30%	to	10.51%
2019	1.50%	to	2.20%	24,496	11.46	to	11.01	274,975	1.91%	20.83%	to	19.97%
2018	1.50%	to	2.45%	32,952	9.49	to	9.07	307,295	0.43%	-18.90%	to	-19.69%
2017	1.50%	to	2.60%	34,394	11.70	to	11.22	396,709	0.95%	39.11%	to	37.56%
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)
2021	0.95%	to	2.05%	716,920	20.87	to	16.46	14,514,780	2.49%	11.60%	to	10.35%
2020	0.95%	to	2.20%	780,542	18.70	to	14.46	14,174,815	1.18%	6.92%	to	5.57%
2019	0.95%	to	2.20%	873,503	17.49	to	13.70	14,827,558	2.48%	17.99%	to	16.50%
2018	0.95%	to	2.20%	1,059,739	14.83	to	11.76	15,255,439	1.97%	-15.35%	to	-16.42%
2017	0.95%	to	2.20%	1,176,045	17.51	to	14.07	20,029,106	1.69%	26.25%	to	24.66%
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II (GVAAA2)
2021	0.95%	to	2.25%	3,705,844	26.61	to	21.64	95,833,955	1.03%	13.62%	to	4.53%
2020	0.95%	to	2.20%	2,539,595	23.42	to	19.44	57,697,889	1.47%	10.93%	to	9.53%
2019	0.95%	to	2.20%	2,787,180	21.11	to	17.75	57,244,561	1.61%	19.64%	to	18.13%
2018	0.95%	to	2.20%	2,999,369	17.65	to	15.03	51,624,482	1.17%	-5.89%	to	-7.08%
2017	0.95%	to	2.20%	3,184,059	18.75	to	16.17	58,336,639	1.13%	14.70%	to	13.25%
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II (GVABD2)
2021	0.95%	to	1.75%	853,081	14.04	to	12.37	11,667,595	1.90%	-1.66%	to	-2.45%
2020	0.95%	to	1.75%	919,975	14.28	to	12.68	12,824,185	2.11%	8.17%	to	7.29%
2019	0.95%	to	1.75%	741,252	13.20	to	11.82	9,574,291	1.83%	7.95%	to	7.08%
2018	0.95%	to	1.75%	808,156	12.23	to	11.03	9,688,095	2.26%	-2.02%	to	-2.81%
2017	0.95%	to	1.85%	885,842	12.48	to	11.22	10,849,257	1.17%	2.23%	to	1.31%
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II (GVAGG2)
2021	0.95%	to	1.95%	696,358	38.53	to	32.86	26,079,856	0.00%	14.90%	to	13.74%
2020	0.95%	to	1.95%	790,505	33.53	to	28.89	25,817,737	0.64%	28.70%	to	27.40%
2019	0.95%	to	1.95%	941,431	26.05	to	22.68	23,939,804	0.65%	33.50%	to	32.15%
2018	0.95%	to	1.95%	1,054,664	19.52	to	17.16	20,122,231	0.22%	-10.29%	to	-11.20%
2017	0.95%	to	1.95%	1,207,920	21.75	to	19.33	25,717,194	0.71%	29.73%	to	28.42%
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II (GVAGI2)
2021	0.95%	to	1.65%	818,588	28.64	to	27.48	24,369,352	1.05%	22.47%	to	21.61%
2020	0.95%	to	1.65%	934,461	24.90	to	22.60	22,763,528	1.58%	12.00%	to	11.21%
2019	0.95%	to	1.65%	1,271,231	22.23	to	20.32	27,720,664	1.33%	24.47%	to	23.59%
2018	0.95%	to	1.65%	1,236,232	17.86	to	16.44	21,669,502	1.00%	-3.12%	to	-3.81%
2017	0.95%	to	1.65%	1,282,879	18.43	to	17.09	23,241,011	1.37%	20.77%	to	19.92%
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II (GVAGR2)
2021	0.95%	to	2.35%	1,135,715	50.63	to	40.51	55,758,246	0.00%	20.38%	to	18.68%
2020	0.95%	to	2.00%	1,193,536	42.06	to	35.97	48,965,631	0.72%	50.06%	to	48.47%
2019	0.95%	to	1.95%	1,329,900	28.03	to	24.40	36,430,891	0.34%	29.05%	to	27.75%
2018	0.95%	to	1.95%	1,574,665	21.72	to	19.10	33,475,400	0.31%	-1.61%	to	-2.60%
2017	0.95%	to	1.95%	1,649,730	22.07	to	19.61	35,689,309	0.31%	26.59%	to	25.31%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)
2021	0.95%	to	2.50%	2,139,150	32.96	to	24.07	66,921,798	0.15%	12.55%	to	10.79%
2020	0.95%	to	2.50%	2,308,170	29.28	to	21.72	64,312,554	0.22%	11.26%	to	9.52%
2019	0.95%	to	2.50%	2,706,568	26.32	to	19.83	68,018,888	2.02%	20.67%	to	18.78%
2018	0.95%	to	2.50%	3,083,479	21.81	to	16.70	64,443,054	1.56%	-8.61%	to	-10.05%
2017	0.95%	to	2.60%	3,462,537	23.86	to	18.26	79,258,670	1.59%	15.57%	to	13.65%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)
2021	0.95%	to	2.60%	1,313,267	22.93	to	16.40	28,596,361	0.20%	5.69%	to	3.93%
2020	0.95%	to	2.60%	1,434,858	21.69	to	15.78	29,619,915	0.14%	7.52%	to	5.73%
2019	0.95%	to	2.60%	1,611,934	20.17	to	14.93	30,944,463	2.12%	12.40%	to	10.53%
2018	0.95%	to	2.60%	1,844,985	17.95	to	13.51	31,600,733	1.81%	-4.65%	to	-6.25%
2017	0.95%	to	2.60%	2,187,800	18.82	to	14.41	39,410,299	1.80%	8.18%	to	6.38%
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)
2021	0.95%	to	1.65%	63,892	16.94	to	16.75	1,078,108	1.83%	27.15%	to	26.25%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2020	1.10%	to	1.35%	73,738	13.31	to	13.29	980,972	5.78%	33.13%	to	32.90	%****
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class II (GVEX2)
2021	0.95%	to	1.65%	1,358,570	31.46	to	29.59	42,299,472	1.95%	26.88%	to	25.98%
2020	0.95%	to	1.80%	1,377,664	24.80	to	23.29	33,843,043	1.72%	16.73%	to	15.78%
2019	0.95%	to	1.80%	1,392,440	21.24	to	20.12	29,305,073	1.95%	29.60%	to	28.53%
2018	0.95%	to	1.80%	1,278,909	16.39	to	15.61	20,788,817	1.46%	-5.78%	to	-6.60%
2017	0.95%	to	1.80%	1,318,837	17.40	to	16.71	22,798,404	1.63%	20.08%	to	19.05%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)
2021	0.95%	to	2.60%	914,569	35.77	to	25.59	31,308,139	0.13%	14.41%	to	12.50%
2020	0.95%	to	2.60%	1,008,647	31.26	to	22.75	30,231,833	0.23%	11.74%	to	9.88%
2019	0.95%	to	2.60%	1,078,437	27.98	to	20.70	28,912,968	2.03%	22.56%	to	20.52%
2018	0.95%	to	2.60%	1,134,440	22.83	to	17.18	24,790,914	1.43%	-9.73%	to	-11.24%
2017	0.95%	to	2.60%	1,294,829	25.29	to	19.35	31,356,055	1.49%	17.31%	to	15.36%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)
2021	0.95%	to	2.50%	1,103,963	18.09	to	13.21	18,938,684	0.22%	1.77%	to	0.18%
2020	0.95%	to	2.60%	1,261,149	17.77	to	12.93	21,320,396	0.10%	5.70%	to	3.94%
2019	0.95%	to	2.60%	1,335,817	16.81	to	12.44	21,486,140	2.10%	8.49%	to	6.69%
2018	0.95%	to	2.60%	1,493,771	15.50	to	11.66	22,178,195	1.91%	-2.74%	to	-4.37%
2017	0.95%	to	2.60%	1,727,304	15.93	to	12.19	26,427,530	1.94%	4.68%	to	2.94%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)
2021	0.95%	to	2.60%	4,340,198	24.72	to	19.81	114,727,965	0.19%	9.28%	to	7.45%
2020	0.95%	to	2.60%	4,870,080	25.34	to	18.44	117,949,556	0.14%	9.30%	to	7.48%
2019	0.95%	to	2.60%	5,375,488	23.18	to	17.15	119,301,025	2.08%	16.63%	to	14.68%
2018	0.95%	to	2.60%	6,278,878	17.75	to	14.96	119,690,689	1.75%	-6.58%	to	-8.15%
2017	0.95%	to	2.60%	7,133,706	21.28	to	16.28	145,922,038	1.71%	11.86%	to	10.00%
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII (GVIX8)
2021	0.95%	to	1.70%	377,505	14.41	to	12.79	5,308,647	2.60%	9.30%	to	8.47%
2020	0.95%	to	1.70%	392,843	13.18	to	11.79	5,054,841	2.34%	6.11%	to	5.31%
2019	0.95%	to	1.70%	348,435	12.42	to	11.20	4,228,137	3.05%	20.05%	to	19.14%
2018	0.95%	to	1.65%	353,292	10.35	to	9.46	3,578,579	2.19%	-14.95%	to	-15.55%
2017	0.95%	to	1.80%	411,395	12.17	to	11.00	4,912,343	2.50%	23.28%	to	22.22%
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I (HIBF)
2021	0.95%	to	1.95%	796,592	31.41	to	22.19	23,688,129	4.66%	3.97%	to	2.92%
2020	0.95%	to	2.20%	848,750	30.21	to	20.40	24,328,246	5.04%	5.01%	to	3.68%
2019	0.95%	to	2.20%	1,035,501	28.77	to	19.68	28,321,633	5.63%	13.65%	to	12.22%
2018	0.95%	to	2.20%	1,151,452	25.32	to	17.54	27,734,800	5.47%	-3.93%	to	-5.14%
2017	0.95%	to	2.20%	1,363,436	26.35	to	18.49	34,251,715	5.30%	5.75%	to	4.41%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)
2021	0.95%	to	1.20%	38,490	15.73	to	15.39	600,113	0.18%	10.95%	to	10.67%
2020	0.95%	to	1.45%	43,769	14.18	to	13.64	614,682	0.12%	5.32%	to	4.79%
2019	0.95%	to	1.45%	42,633	13.47	to	13.02	569,166	2.20%	14.15%	to	13.58%
2018	0.95%	to	1.45%	42,061	11.80	to	11.46	492,570	1.75%	-6.95%	to	-7.42%
2017	0.95%	to	1.45%	41,281	12.68	to	12.38	520,187	1.74%	15.85%	to	15.27%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)
2021	0.95%	to	1.10%	3,922	14.19	to	14.01	55,380	0.19%	6.55%	to	6.39%
2020	0.95%	to	1.10%	3,855	13.32	to	13.16	51,123	0.12%	3.57%	to	3.41%
2019	0.95%	to	1.10%	4,415	12.86	to	12.73	56,600	2.10%	11.92%	to	11.76%
2018	0.95%	to	1.20%	4,799	11.49	to	11.33	54,979	1.99%	-6.53%	to	-6.76%
2017	0.95%	to	1.20%	4,014	12.29	to	12.15	49,107	1.26%	12.95%	to	12.67%
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)
2021	0.95%	to	2.25%	995,604	81.85	to	46.00	83,174,906	1.15%	23.08%	to	21.47%
2020	0.95%	to	2.25%	1,141,199	66.50	to	37.87	77,670,539	1.17%	12.04%	to	10.57%
2019	0.95%	to	2.25%	1,298,570	59.35	to	34.25	79,002,258	1.31%	24.46%	to	22.82%
2018	0.95%	to	2.25%	1,477,676	47.69	to	27.88	72,378,288	1.28%	-12.23%	to	-13.39%
2017	0.95%	to	2.25%	1,643,097	54.33	to	32.19	91,852,571	1.05%	14.68%	to	13.18%
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II (MCIF2)
2021	1.50%	to	2.60%	259,482	10.31	to	10.24	2,670,205	1.04%	3.13%	to	2.36	%****
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I (MSBF)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2021	0.95%	to	2.60%	1,159,295	23.95	to	16.18	26,668,339	5.50%	4.27%	to	2.50%
2020	0.95%	to	2.60%	1,226,969	22.97	to	15.78	27,068,991	3.34%	3.07%	to	1.35%
2019	0.95%	to	2.60%	1,403,248	22.29	to	15.57	30,127,666	4.79%	8.13%	to	6.33%
2018	0.95%	to	2.60%	1,565,384	20.61	to	14.64	31,173,731	2.67%	-3.28%	to	-4.90%
2017	0.95%	to	2.60%	1,786,833	21.31	to	15.40	36,878,896	4.65%	5.32%	to	3.57%
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II (NAMAA2)
2021	0.95%	to	1.60%	145,338	15.88	to	15.12	2,271,900	0.00%	11.64%	to	10.90%
2020	0.95%	to	1.65%	151,524	14.23	to	13.59	2,126,056	1.45%	6.07%	to	5.32%
2019	0.95%	to	1.60%	78,877	13.41	to	12.94	1,047,297	2.05%	17.84%	to	17.07%
2018	0.95%	to	1.40%	55,936	11.38	to	11.15	633,423	1.18%	-5.73%	to	-6.16%
2017	0.95%	to	1.45%	59,824	12.07	to	11.87	719,062	2.07%	16.44%	to	15.85%
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II (NAMGI2)
2021	0.95%	to	1.35%	16,299	19.84	to	19.25	320,048	0.19%	21.29%	to	20.80%
2020	0.95%	to	1.65%	16,242	16.36	to	15.62	261,352	1.28%	5.96%	to	5.22%
2019	0.95%	to	1.35%	10,602	15.43	to	15.10	162,693	1.03%	20.82%	to	20.34%
2018	0.95%	to	1.20%	23,875	12.77	to	12.63	302,752	1.12%	-3.51%	to	-3.75%
2017	0.95%	to	1.20%	20,215	13.24	to	13.12	266,330	0.98%	20.54%	to	20.24%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II (NCPG2)
2021	0.95%	to	1.35%	10,643	16.27	to	15.71	170,761	0.14%	14.32%	to	13.86%
2020	0.95%	to	1.35%	11,850	14.23	to	13.79	166,417	0.63%	6.34%	to	5.91%
2019	0.95%	to	1.35%	16,547	13.38	to	13.03	219,115	2.32%	14.32%	to	13.86%
2018	0.95%	to	1.35%	24,321	11.71	to	11.44	281,386	1.99%	-7.96%	to	-8.33%
2017	0.95%	to	1.35%	22,843	12.72	to	12.48	287,633	0.55%	16.67%	to	16.21%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II (NCPGI2)
2021	0.95%	to	1.20%	14,782	14.59	to	14.28	211,346	0.13%	9.03%	to	8.76%
2020	0.95%	to	1.20%	23,170	13.38	to	13.13	304,517	0.64%	4.04%	to	3.78%
2019	0.95%	to	1.20%	24,515	12.86	to	12.65	310,672	2.52%	12.77%	to	12.49%
2018	0.95%	to	1.20%	23,019	11.41	to	11.24	259,208	2.06%	-7.90%	to	-8.13%
2017	0.95%	to	1.35%	24,806	12.38	to	12.15	303,818	1.83%	13.68%	to	13.22%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class I (NVAMV1)
2021	0.95%	to	2.25%	2,809,070	42.82	to	36.23	117,794,275	1.43%	33.25%	to	10.49%
2020	0.95%	to	2.20%	2,514,238	32.14	to	27.71	79,240,437	1.58%	0.53%	to	-0.74%
2019	0.95%	to	2.20%	3,158,015	31.97	to	27.92	99,111,280	2.64%	25.75%	to	24.16%
2018	0.95%	to	2.20%	3,708,851	24.44	to	22.49	92,716,720	1.37%	-10.60%	to	-11.35%
2017	0.95%	to	2.20%	4,193,729	28.31	to	25.37	116,958,440	1.63%	7.65%	to	6.29%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class II (NVAMV2)
2021	1.50%	to	2.60%	30,105	39.03	to	33.85	1,125,599	0.96%	32.31%	to	30.83%
2020	1.50%	to	2.60%	38,728	29.50	to	25.87	1,094,507	1.10%	-0.13%	to	-1.24%
2019	1.50%	to	2.60%	60,234	29.53	to	26.20	1,707,962	2.50%	24.78%	to	23.39%
2018	1.50%	to	2.60%	66,460	23.67	to	21.23	1,516,447	1.22%	-10.84%	to	-11.84%
2017	1.50%	to	2.60%	73,857	26.55	to	24.09	1,899,112	1.50%	6.82%	to	5.63%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)
2021	0.95%	to	2.20%	1,141,306	15.77	to	15.51	17,956,312	1.42%	33.43%	to	31.75%
2020	0.95%	to	2.20%	1,013,765	11.82	to	11.78	11,976,773	1.63%	18.21%	to	17.76	%****
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class Z (NVAMVZ)
2021	0.95%	to	2.60%	125,133	15.72	to	15.38	1,950,926	1.12%	33.08%	to	30.86%
2020	0.95%	to	2.60%	127,334	11.82	to	11.76	1,501,679	1.50%	18.16%	to	17.57	%****
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)
2021	0.95%	to	1.75%	545,726	15.09	to	13.51	8,000,425	1.92%	-2.01%	to	-2.76%
2020	0.95%	to	1.80%	588,994	15.40	to	13.84	8,826,581	2.92%	6.00%	to	5.12%
2019	0.95%	to	1.80%	459,396	14.53	to	13.14	6,478,987	3.67%	7.91%	to	6.98%
2018	0.95%	to	1.75%	395,995	13.46	to	12.35	5,206,338	3.20%	-1.37%	to	-2.17%
2017	0.95%	to	1.75%	383,241	13.65	to	12.62	5,126,676	2.91%	3.41%	to	2.57%
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II (NVCBD2)
2021	1.50%	to	2.50%	17,439	13.51	to	11.75	219,021	1.57%	-2.73%	to	-3.72%
2020	1.60%	to	2.50%	35,925	13.71	to	12.21	465,435	2.12%	5.06%	to	4.10%
2019	1.50%	to	2.50%	44,245	13.21	to	11.73	552,794	2.68%	7.07%	to	5.98%
2018	1.50%	to	2.50%	48,114	12.34	to	11.06	565,049	2.87%	-2.19%	to	-3.18%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2017	1.50%	to	2.50%	50,279	12.61	to	11.43	607,095	2.77%	2.62%	to	1.58%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II (NVCCA2)
2021	0.95%	to	1.65%	222,373	21.64	to	19.64	4,702,008	0.16%	14.66%	to	13.85%
2020	0.95%	to	1.65%	246,080	18.88	to	17.25	4,545,607	0.95%	10.41%	to	9.63%
2019	0.95%	to	1.35%	274,903	17.10	to	16.31	4,617,692	2.77%	19.10%	to	18.62%
2018	0.95%	to	1.65%	317,130	14.36	to	13.31	4,482,399	2.01%	-9.04%	to	-9.68%
2017	0.95%	to	1.65%	312,542	15.78	to	14.74	4,854,364	1.52%	14.71%	to	13.90%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II (NVCCN2)
2021	0.95%	to	1.65%	564,593	15.32	to	13.90	8,420,801	0.11%	3.39%	to	2.66%
2020	0.95%	to	1.65%	555,121	14.82	to	13.54	7,985,835	0.25%	6.57%	to	5.82%
2019	0.95%	to	1.65%	545,355	13.90	to	12.80	7,392,393	2.49%	9.62%	to	8.84%
2018	0.95%	to	1.65%	564,740	12.68	to	11.76	6,994,530	2.43%	-3.54%	to	-4.22%
2017	0.95%	to	1.65%	511,341	13.15	to	12.28	6,582,106	2.13%	5.35%	to	4.61%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II (NVCMA2)
2021	0.95%	to	1.90%	188,821	22.60	to	19.81	4,179,877	0.15%	16.94%	to	15.82%
2020	0.95%	to	1.90%	247,811	19.32	to	17.10	4,712,560	1.18%	11.19%	to	10.13%
2019	0.95%	to	1.90%	203,771	17.38	to	15.53	3,466,882	2.72%	21.07%	to	19.91%
2018	0.95%	to	1.90%	284,422	14.35	to	12.95	4,004,266	1.85%	-10.37%	to	-11.23%
2017	0.95%	to	1.90%	335,200	16.01	to	14.59	5,289,274	1.45%	16.95%	to	15.83%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II (NVCMC2)
2021	0.95%	to	1.85%	313,782	17.87	to	15.77	5,488,867	0.15%	7.99%	to	7.01%
2020	0.95%	to	1.85%	282,984	16.55	to	14.74	4,591,499	0.56%	8.02%	to	7.04%
2019	0.95%	to	1.85%	312,333	15.32	to	13.77	4,700,796	2.44%	13.22%	to	12.19%
2018	0.95%	to	1.85%	367,983	13.53	to	12.27	4,901,293	2.16%	-5.67%	to	-6.53%
2017	0.95%	to	1.85%	358,726	14.34	to	13.13	5,062,201	1.82%	8.84%	to	7.86%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II (NVCMD2)
2021	0.95%	to	1.55%	611,366	20.38	to	18.76	12,160,989	0.16%	12.39%	to	11.71%
2020	0.95%	to	1.55%	654,850	18.13	to	16.79	11,602,715	0.83%	9.64%	to	8.97%
2019	0.95%	to	1.80%	746,308	16.54	to	14.96	12,083,735	2.68%	17.02%	to	16.02%
2018	0.95%	to	1.80%	869,669	14.13	to	12.89	12,060,396	2.00%	-7.97%	to	-8.77%
2017	0.95%	to	1.80%	985,950	15.36	to	14.13	14,878,213	1.73%	12.89%	to	11.92%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II (NVCRA2)
2021	0.95%	to	1.65%	162,254	23.46	to	21.29	3,727,316	0.13%	18.96%	to	18.12%
2020	0.95%	to	1.40%	159,723	19.72	to	18.62	3,093,047	1.16%	11.49%	to	10.98%
2019	0.95%	to	2.25%	173,867	17.69	to	15.16	3,020,137	2.84%	22.78%	to	21.17%
2018	0.95%	to	2.25%	172,982	14.41	to	12.51	2,450,886	1.83%	-11.60%	to	-12.77%
2017	0.95%	to	1.75%	176,957	16.30	to	15.07	2,838,600	1.05%	18.66%	to	17.71%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II (NVCRB2)
2021	0.95%	to	1.70%	547,684	18.96	to	17.09	10,081,729	0.16%	9.94%	to	9.11%
2020	0.95%	to	1.80%	565,519	17.25	to	15.50	9,496,468	0.73%	8.64%	to	7.73%
2019	0.95%	to	1.80%	512,607	15.88	to	14.39	7,966,170	2.49%	15.08%	to	14.11%
2018	0.95%	to	1.90%	640,489	13.80	to	12.45	8,667,086	2.19%	-7.13%	to	-8.03%
2017	0.95%	to	1.90%	701,610	14.85	to	13.53	10,238,599	2.15%	10.99%	to	9.93%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)
2021	0.95%	to	1.75%	347,682	22.73	to	20.51	7,720,422	0.19%	7.21%	to	6.35%
2020	0.95%	to	1.75%	435,016	21.20	to	19.28	9,037,292	0.13%	8.37%	to	7.49%
2019	0.95%	to	1.75%	435,680	19.56	to	17.94	8,381,245	2.22%	14.25%	to	13.32%
2018	0.95%	to	1.75%	452,785	17.12	to	15.83	7,620,757	1.86%	-5.76%	to	-6.52%
2017	0.95%	to	1.80%	494,909	18.17	to	16.86	8,868,990	1.87%	10.08%	to	9.14%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)
2021	0.95%	to	2.00%	109,507	29.27	to	25.57	3,140,538	0.17%	11.10%	to	9.92%
2020	0.95%	to	2.00%	120,226	26.34	to	23.26	3,109,447	0.15%	10.56%	to	9.39%
2019	0.95%	to	2.00%	77,258	23.83	to	21.27	1,808,711	2.08%	18.80%	to	17.54%
2018	0.95%	to	2.00%	83,562	20.06	to	18.09	1,649,543	1.70%	-7.36%	to	-8.35%
2017	0.95%	to	2.00%	63,363	21.65	to	19.74	1,344,242	1.61%	13.72%	to	12.52%
Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)
2021	0.95%	to	1.20%	43,475	10.81	to	10.74	469,844	1.13%	-2.96%	to	-3.20%
2020	0.95%	to	1.40%	44,346	11.14	to	11.06	492,887	1.61%	6.11%	to	5.62%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2019	0.95%			9	10.50			94	0.14%	4.98%		*	***
Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)
2021	0.95%	to	1.60%	32,597	14.95	to	14.69	486,518	1.42%	20.71%	to	19.92	%****
Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class I (NVLCP1)
2021	0.95%	to	1.20%	138,976	9.99			1,388,371	1.76%	-0.10%		*	***
Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class II (NVLCP2)
2021	1.20%	to	1.70%	113,475	15.39	to	14.36	1,731,995	0.28%	-2.12%	to	-2.62%
2020	0.95%	to	1.70%	261,741	16.24	to	14.75	4,134,881	2.83%	8.00%	to	7.19%
2019	0.95%	to	1.65%	229,702	15.03	to	13.84	3,373,843	2.70%	8.55%	to	7.79%
2018	0.95%	to	1.60%	251,080	13.85	to	12.91	3,409,080	2.41%	-2.39%	to	-3.04%
2017	0.95%	to	1.60%	273,409	14.19	to	13.31	3,812,912	2.29%	2.78%	to	2.11%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class P (NVLCPP)
2021	0.95%	to	1.75%	1,215,293	9.89	to	9.88	12,034,363	3.51%	-0.94%	to	-1.16	%****
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II (NVMGA2)
2021	0.95%	to	1.40%	12,825	14.37	to	14.01	182,506	3.28%	3.43%	to	2.96%
2020	0.95%	to	1.40%	12,961	13.90	to	13.60	178,485	2.91%	13.46%	to	12.94%
2019	0.95%	to	1.45%	12,856	12.25	to	12.02	156,313	0.53%	13.85%	to	13.28%
2018	0.95%	to	1.45%	15,243	10.76	to	10.61	163,162	0.82%	-9.35%	to	-9.81%
2017	0.95%	to	1.40%	15,649	11.87	to	11.78	185,126	1.58%	17.31%	to	16.78%
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I (NVMIG1)
2021	0.95%	to	2.05%	1,080,220	35.31	to	30.65	37,440,827	0.37%	-2.03%	to	-3.11%
2020	0.95%	to	2.05%	1,200,292	36.04	to	31.63	42,518,700	0.99%	49.61%	to	47.95%
2019	0.95%	to	2.05%	1,338,588	24.09	to	21.38	31,720,849	1.23%	31.88%	to	30.42%
2018	0.95%	to	2.05%	1,555,405	18.26	to	16.39	27,984,946	1.07%	-17.26%	to	-18.18%
2017	0.95%	to	2.05%	1,740,538	22.07	to	20.04	37,912,438	1.23%	24.58%	to	23.20%
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)
2021	0.95%	to	2.20%	325,564	12.88	to	12.68	4,183,675	3.29%	9.53%	to	8.15%
2020	0.95%	to	2.20%	354,480	11.76	to	11.73	4,166,426	0.00%	17.59%	to	17.28	%****
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z (NVMIVZ)
2021	1.50%	to	2.60%	14,792	12.76	to	12.59	188,025	2.88%	8.63%	to	7.41%
2020	1.50%	to	2.60%	17,864	11.75	to	11.72	209,697	0.00%	17.46%	to	17.18	%****
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1)
2021	0.95%	to	2.60%	620,678	42.30	to	35.60	26,638,679	0.00%	39.11%	to	36.80%
2020	0.95%	to	2.60%	690,833	32.19	to	26.02	21,368,060	0.00%	28.86%	to	26.71%
2019	0.95%	to	2.60%	841,394	24.98	to	20.54	20,310,052	3.97%	29.29%	to	27.14%
2018	0.95%	to	2.60%	960,789	19.32	to	16.15	17,994,847	0.30%	-4.00%	to	-5.61%
2017	0.95%	to	2.60%	1,059,923	20.13	to	17.11	20,724,657	0.34%	28.97%	to	26.83%
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II (NVMLG2)
2021	1.50%	to	2.60%	7,537	40.13	to	34.42	279,491	0.00%	37.78%	to	36.24%
2020	1.50%	to	2.60%	8,599	29.13	to	25.27	232,850	0.00%	27.97%	to	26.54%
2019	1.50%	to	2.60%	8,997	22.76	to	19.97	191,541	3.14%	28.27%	to	26.83%
2018	1.50%	to	2.60%	14,692	17.75	to	15.74	249,776	0.05%	-4.81%	to	-5.88%
2017	1.50%	to	2.60%	15,981	18.64	to	16.73	286,411	0.10%	27.94%	to	26.51%
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II (NVMM2)
2021	0.95%	to	1.55%	194,084	9.99	to	9.98	1,938,085	0.00%	-0.13%	to	-0.21	%****
Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class I (NVMMG1)
2021	0.95%	to	2.20%	2,328,839	35.53	to	31.62	85,882,412	0.12%	-5.62%	to	-6.80%
2020	0.95%	to	2.20%	2,605,531	39.85	to	33.93	101,939,031	0.00%	59.37%	to	57.36%
2019	0.95%	to	2.20%	2,932,841	25.00	to	21.56	72,069,131	0.00%	35.95%	to	34.23%
2018	0.95%	to	2.20%	3,298,578	17.57	to	16.06	59,718,891	0.00%	-8.10%	to	-8.91%
2017	0.95%	to	2.20%	3,748,438	19.93	to	17.63	73,642,596	0.00%	26.53%	to	24.94%
Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class II (NVMMG2)
2021	1.20%	to	2.10%	175,979	35.09	to	30.97	6,093,413	0.00%	-6.08%	to	-6.93%
2020	1.20%	to	2.10%	208,134	37.36	to	33.27	7,673,452	0.00%	58.57%	to	57.13%
2019	1.20%	to	2.10%	232,990	23.56	to	21.17	5,427,137	0.00%	35.20%	to	33.96%
2018	1.20%	to	2.10%	270,284	17.43	to	15.81	4,663,047	0.00%	-8.17%	to	-9.01%
2017	1.20%	to	2.10%	292,115	18.98	to	17.37	5,493,985	0.00%	26.00%	to	24.85%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2021	0.95%	to	2.20%	1,710,453	27.01	to	24.07	47,706,555	0.72%	22.82%	to	21.29%
2020	0.95%	to	2.20%	1,955,719	23.31	to	19.85	44,496,128	2.06%	-0.02%	to	-3.32%
2019	0.95%	to	2.20%	2,157,798	23.81	to	20.53	50,239,000	2.26%	22.67%	to	21.12%
2018	0.95%	to	2.20%	2,419,512	18.54	to	16.95	46,004,019	1.03%	-14.36%	to	-15.08%
2017	0.95%	to	2.20%	2,758,463	22.56	to	19.96	61,082,501	1.09%	12.76%	to	11.34%
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class I (NVNMO1)
2021	0.95%	to	2.20%	2,017,118	31.35	to	26.35	62,142,017	0.30%	25.40%	to	23.79%
2020	0.95%	to	2.20%	2,233,635	25.00	to	21.29	54,943,226	0.42%	12.47%	to	11.05%
2019	0.95%	to	2.20%	2,531,660	22.23	to	19.17	55,414,719	0.65%	26.86%	to	25.25%
2018	0.95%	to	2.20%	3,000,327	17.52	to	15.30	51,829,510	0.53%	-5.68%	to	-6.87%
2017	0.95%	to	2.20%	3,476,158	18.58	to	16.43	63,750,440	0.52%	23.67%	to	22.12%
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II (NVNMO2)
2021	0.95%	to	1.35%	23,042	22.90	to	22.38	524,162	0.21%	25.22%	to	24.72%
2020	0.95%	to	1.35%	18,384	18.29	to	17.94	334,972	0.32%	12.32%	to	11.87%
2019	0.95%	to	1.35%	21,042	16.28	to	16.04	341,496	0.52%	26.87%	to	26.36%
2018	0.95%	to	1.40%	28,758	12.83	to	12.68	368,244	0.44%	-5.91%	to	-6.34%
2017	0.95%	to	1.40%	22,823	13.64	to	13.54	310,774	0.35%	23.58%	to	23.02%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Sustainable U.S. Equity Fund: Class I (NVNSR1)
2021	0.95%	to	1.75%	84,809	32.45	to	29.04	2,679,824	0.33%	25.61%	to	24.59%
2020	0.95%	to	1.75%	98,065	25.83	to	23.31	2,475,130	0.75%	12.28%	to	31.18%
2019	0.95%	to	1.75%	120,773	23.01	to	20.93	2,717,752	0.83%	24.81%	to	23.80%
2018	0.95%	to	1.75%	134,206	18.43	to	16.91	2,425,159	0.55%	-6.69%	to	-7.45%
2017	0.95%	to	1.75%	193,489	19.75	to	18.27	3,768,173	0.62%	17.49%	to	16.55%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)
2021	0.95%	to	2.20%	9,759,197	60.30	to	53.97	607,946,844	0.60%	29.00%	to	27.38%
2020	0.95%	to	2.20%	8,287,007	49.14	to	42.37	400,745,148	1.32%	17.77%	to	16.28%
2019	0.95%	to	2.20%	9,335,275	41.72	to	36.44	383,823,636	1.69%	36.31%	to	34.59%
2018	0.95%	to	2.20%	10,644,655	29.45	to	27.07	321,479,295	0.75%	-2.59%	to	-3.46%
2017	0.95%	to	2.20%	12,144,433	31.30	to	28.04	375,565,565	0.47%	26.11%	to	24.52%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class II (NVOLG2)
2021	1.50%	to	2.60%	160,487	57.20	to	49.61	8,829,993	0.46%	27.97%	to	26.54%
2020	1.50%	to	2.60%	135,690	44.70	to	39.21	5,873,576	1.07%	16.75%	to	15.45%
2019	1.50%	to	2.60%	166,560	38.28	to	33.96	6,187,514	1.48%	35.27%	to	33.76%
2018	1.50%	to	2.60%	188,414	28.30	to	25.39	5,191,832	0.48%	-3.03%	to	-4.12%
2017	1.50%	to	2.60%	225,038	29.18	to	26.48	6,415,137	0.23%	25.17%	to	23.78%
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)
2021	0.95%	to	2.60%	2,447,781	26.08	to	20.73	62,445,662	1.06%	45.37%	to	42.94%
2020	0.95%	to	2.60%	2,724,636	17.94	to	14.50	47,911,467	1.49%	-0.06%	to	-7.85%
2019	0.95%	to	2.60%	3,099,421	19.15	to	15.74	58,246,990	1.67%	29.46%	to	27.30%
2018	0.95%	to	2.60%	3,510,999	14.79	to	12.36	51,023,054	1.79%	-4.84%	to	-6.44%
2017	0.95%	to	2.60%	4,096,107	15.54	to	13.21	62,640,517	2.07%	5.49%	to	3.74%
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II (NVSIX2)
2021	0.95%	to	1.55%	167,827	24.19	to	22.94	3,997,205	0.80%	13.12%	to	12.43%
2020	0.95%	to	1.95%	164,953	21.38	to	19.78	3,480,881	0.94%	18.18%	to	16.99%
2019	0.95%	to	1.55%	164,989	18.09	to	17.37	2,950,575	0.87%	23.77%	to	23.02%
2018	0.95%	to	1.60%	192,241	14.62	to	14.08	2,771,780	1.11%	-12.19%	to	-12.77%
2017	0.95%	to	1.80%	179,685	16.65	to	15.99	2,959,219	0.88%	13.10%	to	12.13%
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II (NVSTB2)
2021	0.95%	to	1.65%	586,630	11.24	to	10.20	6,450,138	1.13%	-1.53%	to	-2.23%
2020	0.95%	to	1.80%	504,853	11.42	to	10.25	5,649,102	1.79%	1.86%	to	0.99%
2019	0.95%	to	1.80%	452,268	11.21	to	10.15	4,979,014	2.17%	3.10%	to	2.23%
2018	0.95%	to	1.60%	486,503	10.87	to	10.13	5,222,068	1.93%	-0.14%	to	-0.80%
2017	0.95%	to	1.60%	562,719	10.89	to	10.22	6,069,271	1.52%	0.62%	to	-0.04%
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (NVTIV3)
2021	0.95%	to	1.75%	63,686	18.63	to	16.81	1,158,576	2.16%	9.35%	to	8.47%
2020	0.95%	to	1.75%	92,300	17.04	to	15.50	1,543,459	1.36%	4.18%	to	3.34%
2019	0.95%	to	1.75%	117,485	16.35	to	15.00	1,890,669	2.34%	11.42%	to	10.52%
2018	0.95%	to	1.75%	133,213	14.68	to	13.57	1,928,237	1.79%	-16.49%	to	-17.17%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2017	0.95%	to	1.75%	160,476	17.58	to	16.38	2,784,652	2.07%	21.56%	to	20.58%
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)
2021	0.95%	to	2.60%	11,240,377	11.90	to	7.54	126,515,334	0.00%	-0.92%	to	-2.60%
2020	0.95%	to	2.60%	11,874,602	12.01	to	7.74	135,446,851	0.23%	-0.01%	to	-2.36%
2019	0.95%	to	2.60%	11,955,053	12.10	to	7.92	136,512,897	1.36%	0.81%	to	-0.86%
2018	0.95%	to	2.60%	13,301,908	10.54	to	7.99	150,960,316	1.35%	-0.03%	to	-1.26%
2017	0.95%	to	2.60%	13,536,173	11.95	to	8.10	153,060,439	0.41%	0.00%	to	-2.18%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)
2021	0.95%	to	2.20%	1,065,106	78.72	to	61.07	89,879,594	0.00%	29.60%	to	27.96%
2020	0.95%	to	2.20%	1,188,365	60.74	to	47.73	77,363,089	0.02%	21.52%	to	19.99%
2019	0.95%	to	2.20%	1,336,070	49.98	to	39.78	71,743,724	0.07%	24.45%	to	22.88%
2018	0.95%	to	2.20%	1,520,562	40.16	to	32.37	65,751,264	0.01%	-13.47%	to	-14.57%
2017	0.95%	to	2.20%	1,736,039	46.41	to	37.89	86,749,562	0.00%	12.41%	to	11.00%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II (SCF2)
2021	1.50%	to	2.60%	22,556	47.17	to	37.82	989,299	0.00%	28.55%	to	27.12%
2020	1.50%	to	2.60%	29,447	36.69	to	29.75	1,008,409	0.02%	20.52%	to	19.18%
2019	1.50%	to	2.60%	30,782	30.44	to	24.96	877,797	0.00%	23.47%	to	22.09%
2018	1.50%	to	2.60%	34,162	24.65	to	20.45	789,349	0.00%	-14.15%	to	-15.11%
2017	1.50%	to	2.60%	39,132	28.72	to	24.09	1,059,078	0.00%	11.51%	to	10.26%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)
2021	0.95%	to	2.20%	465,915	58.20	to	43.64	25,985,962	0.00%	9.25%	to	7.88%
2020	0.95%	to	2.20%	527,266	53.27	to	40.46	26,969,410	0.00%	39.55%	to	37.79%
2019	0.95%	to	2.20%	614,712	38.17	to	29.36	22,555,236	0.00%	34.42%	to	32.73%
2018	0.95%	to	2.20%	675,853	28.40	to	22.12	18,491,334	0.00%	-8.82%	to	-9.98%
2017	0.95%	to	2.20%	764,132	31.14	to	24.57	22,973,259	0.00%	23.74%	to	22.19%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II (SCGF2)
2021	1.50%	to	2.60%	8,671	36.39	to	29.18	296,188	0.00%	8.39%	to	7.18%
2020	1.50%	to	2.60%	9,227	33.57	to	27.22	291,940	0.00%	38.41%	to	36.86%
2019	1.50%	to	2.60%	14,853	24.26	to	19.89	330,057	0.00%	33.35%	to	31.86%
2018	1.50%	to	2.60%	15,327	18.19	to	15.09	256,748	0.00%	-9.60%	to	-10.62%
2017	1.50%	to	2.60%	14,682	20.12	to	16.88	280,887	0.00%	22.78%	to	21.42%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)
2021	0.95%	to	2.20%	945,980	68.72	to	50.73	72,396,256	0.00%	30.80%	to	29.14%
2020	0.95%	to	2.20%	1,056,848	52.54	to	39.28	62,074,065	0.07%	4.15%	to	2.84%
2019	0.95%	to	2.20%	1,180,588	50.45	to	38.20	66,691,422	1.07%	17.87%	to	16.38%
2018	0.95%	to	2.20%	1,309,626	42.80	to	32.82	62,847,900	0.67%	-17.75%	to	-18.79%
2017	0.95%	to	2.20%	1,488,525	69.49	to	40.41	86,787,431	0.49%	8.03%	to	6.67%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II (SCVF2)
2021	1.50%	to	2.60%	14,579	34.73	to	27.85	461,453	0.00%	29.61%	to	28.16%
2020	1.50%	to	2.60%	18,174	26.80	to	21.73	450,679	0.00%	3.38%	to	2.22%
2019	1.50%	to	2.60%	21,703	25.92	to	21.26	524,688	0.87%	16.91%	to	15.61%
2018	1.50%	to	2.60%	22,912	22.17	to	18.39	475,772	0.40%	-18.37%	to	-19.29%
2017	1.50%	to	2.60%	30,246	27.16	to	22.78	774,588	0.26%	7.13%	to	5.93%
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF)
2021	0.95%	to	2.20%	2,410,217	40.84	to	26.40	106,253,890	0.75%	20.74%	to	19.20%
2020	0.95%	to	2.20%	2,786,736	37.36	to	22.14	101,912,372	1.12%	9.31%	to	7.93%
2019	0.95%	to	2.20%	3,123,713	34.18	to	20.52	104,601,831	1.18%	28.08%	to	26.46%
2018	0.95%	to	2.20%	3,494,760	24.46	to	16.22	91,392,188	1.05%	-1.35%	to	-2.22%
2017	0.95%	to	2.20%	3,956,705	26.95	to	16.59	104,600,457	0.99%	19.38%	to	17.88%
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II (TRF2)
2021	1.50%	to	2.60%	10,285	35.53	to	28.49	333,590	0.51%	19.75%	to	18.42%
2020	1.50%	to	2.60%	13,569	29.67	to	24.06	367,269	0.93%	8.40%	to	7.19%
2019	1.60%	to	2.60%	13,365	26.88	to	22.44	332,866	0.89%	26.96%	to	25.67%
2018	1.50%	to	2.60%	14,833	21.53	to	17.86	295,023	0.80%	-1.78%	to	-2.88%
2017	1.50%	to	2.60%	16,733	21.92	to	18.39	341,511	0.76%	18.45%	to	17.13%
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares (AMCG)
2021	1.60%	to	1.75%	5,749	70.69	to	48.99	296,302	0.00%	11.18%	to	11.01%
2020	1.60%	to	1.75%	5,897	63.58	to	44.13	275,070	0.00%	37.74%	to	37.53%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2019	1.60%	to	1.75%	6,127	46.16	to	32.08	208,939	0.00%	30.62%	to	30.42%
2018	1.60%	to	1.75%	8,543	35.34	to	24.60	232,178	0.00%	-7.91%	to	-8.05%
2017	1.60%	to	1.75%	8,966	38.37	to	26.75	267,568	0.00%	23.29%	to	23.10%
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)
2021	0.95%	to	2.20%	63,736	22.90	to	21.18	1,431,677	0.00%	11.65%	to	10.24%
2020	0.95%	to	2.20%	78,069	20.51	to	19.21	1,575,618	0.00%	38.38%	to	36.64%
2019	0.95%	to	2.60%	82,842	14.82	to	13.82	1,206,237	0.00%	31.22%	to	29.04%
2018	0.95%	to	2.60%	92,202	11.29	to	10.71	1,026,422	0.00%	-7.45%	to	-9.00%
2017	0.95%	to	2.60%	102,154	12.20	to	11.77	1,235,813	0.00%	23.38%	to	21.33%
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)
2021	0.95%	to	1.80%	153,577	45.58	to	39.14	6,826,693	0.38%	22.30%	to	21.26%
2020	0.95%	to	1.80%	198,854	37.27	to	32.28	7,018,168	0.58%	18.43%	to	17.41%
2019	0.95%	to	1.90%	262,960	31.47	to	27.06	7,889,866	0.42%	24.69%	to	23.49%
2018	0.95%	to	1.90%	267,678	25.24	to	21.91	6,632,966	0.47%	-6.63%	to	-7.53%
2017	0.95%	to	1.90%	313,553	27.03	to	23.69	8,342,496	0.51%	17.31%	to	16.19%
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares (AMTB)
2021	0.95%	to	2.20%	892,456	11.56	to	9.12	9,942,525	2.68%	-0.22%	to	-1.48%
2020	0.95%	to	2.20%	837,201	11.58	to	9.25	9,364,663	2.33%	2.47%	to	1.18%
2019	0.95%	to	2.20%	923,764	11.30	to	9.15	10,106,530	1.95%	2.70%	to	1.41%
2018	0.95%	to	2.20%	1,024,396	11.01	to	9.02	10,928,303	1.51%	0.06%	to	-1.21%
2017	0.95%	to	2.20%	1,196,549	11.00	to	9.13	12,767,868	1.42%	-0.06%	to	-1.32%
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class (PMVAAD)
2021	0.95%	to	1.65%	205,097	15.12	to	14.11	3,059,421	11.02%	14.94%	to	14.13%
2020	0.95%	to	1.55%	222,352	13.15	to	12.48	2,891,604	4.79%	6.88%	to	6.24%
2019	0.95%	to	1.60%	300,408	12.30	to	11.70	3,656,075	2.79%	10.68%	to	9.96%
2018	0.95%	to	1.60%	337,730	11.12	to	10.64	3,720,786	2.96%	-6.35%	to	-6.97%
2017	0.95%	to	1.60%	403,423	11.87	to	11.44	4,753,461	4.39%	12.30%	to	11.57%
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class (PMVEBD)
2021	0.95%	to	1.75%	79,721	12.50	to	11.74	984,022	4.39%	-3.57%	to	-4.35%
2020	0.95%	to	1.75%	91,169	12.96	to	12.28	1,166,995	4.51%	5.57%	to	4.71%
2019	0.95%	to	1.75%	109,559	12.28	to	11.72	1,332,135	4.33%	13.56%	to	12.65%
2018	0.95%	to	1.75%	106,272	10.81	to	10.41	1,139,181	3.97%	-5.73%	to	-6.50%
2017	0.95%	to	1.55%	186,374	-			2,124,714	4.83%	8.74%	to	8.08%
PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Advisor Class (PMVFAD)
2021	0.95%	to	1.60%	102,808	12.60	to	11.59	1,266,911	5.66%	-8.49%	to	-9.09%
2020	0.95%	to	1.60%	110,796	13.77	to	12.75	1,496,718	5.32%	9.61%	to	8.89%
2019	0.95%	to	1.70%	118,837	12.56	to	11.59	1,461,108	1.91%	5.90%	to	5.10%
2018	0.95%	to	1.70%	147,867	11.86	to	11.02	1,722,508	4.43%	-4.99%	to	-5.71%
2017	0.95%	to	1.65%	169,276	12.49	to	11.74	2,073,731	1.38%	9.69%	to	8.91%
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class (PMVLAD)
2021	0.95%	to	2.05%	1,547,082	12.05	to	10.46	18,188,455	0.42%	-1.97%	to	-3.05%
2020	0.95%	to	2.05%	1,851,307	12.30	to	10.79	22,237,291	1.05%	1.91%	to	0.78%
2019	0.95%	to	2.05%	1,515,634	12.06	to	10.71	17,914,209	2.67%	2.94%	to	1.79%
2018	0.95%	to	2.05%	1,751,005	11.72	to	10.52	20,154,916	1.80%	-0.72%	to	-1.83%
2017	0.95%	to	2.05%	1,909,338	11.81	to	10.72	22,169,457	1.24%	0.29%	to	-0.82%
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class (PMVRRA)
2021	0.95%	to	1.25%	38,595	17.48	to	16.68	659,373	4.92%	4.55%	to	4.32%
2020	0.95%	to	1.25%	37,482	16.72	to	15.99	612,914	1.43%	0.11%	to	0.10%
2019	0.95%	to	1.25%	37,055	15.11	to	14.50	548,688	69.79%	0.07%
2018	0.95%	to	1.25%	39,494	14.06	to	13.54	544,951	2.47%	-3.17%	to	-3.42%
2017	0.95%	to	1.30%	46,458	14.52	to	13.94	662,497	2.40%	2.69%	to	2.35%
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class (PMVSTA)
2021	0.95%	to	1.80%	397,752	10.50	to	10.00	4,138,681	1.02%	-1.10%	to	-1.95%
2020	0.95%	to	1.80%	388,304	10.62	to	10.20	4,090,765	1.13%	1.17%	to	0.30%
2019	0.95%	to	1.80%	386,679	10.50	to	10.17	4,034,738	2.39%	1.72%	to	0.85%
2018	0.95%	to	1.60%	374,983	10.32	to	10.14	3,852,765	2.16%	0.46%	to	-0.20%
2017	0.95%	to	1.35%	89,088	10.27	to	10.21	914,450	1.65%	1.34%	to	0.93%
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2020	0.95%	to	1.30%	69,089	18.74	to	17.80	1,269,169	0.00%	0.08%	to	0.07%
2019	0.95%	to	1.30%	51,913	17.41	to	16.60	885,286	0.00%	0.07%
2018	0.95%	to	1.30%	73,075	16.22	to	15.52	1,162,419	2.54%	-1.52%	to	-1.83%
2017	0.95%	to	1.30%	77,663	16.47	to	15.81	1,255,375	2.01%	3.98%	to	3.60%
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class (PMVTRD)
2020	0.95%	to	1.75%	941,525	12.95	to	11.97	12,045,041	2.01%	7.50%	to	6.63%
2019	0.95%	to	1.75%	960,670	12.04	to	11.23	11,442,868	2.90%	7.22%	to	6.35%
2018	0.95%	to	1.75%	1,002,626	11.23	to	10.56	11,157,892	2.43%	-1.58%	to	-2.38%
2017	0.95%	to	1.75%	1,132,211	11.41	to	10.81	12,815,954	1.92%	3.82%	to	2.99%
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB (PVEIB)
2021	0.95%	to	1.55%	58,227	16.31	to	16.14	949,929	0.81%	26.09%	to	25.33%
2020	0.95%	to	1.15%	1,611	12.93	to	12.92	20,822	0.72%	29.33%	to	29.16%
Putnam Variable Trust - Putnam VT International Value Fund: Class IB (PVIGIB)
2021	0.95%	to	1.25%	21,997	15.41	to	15.33	338,509	1.18%	13.85%	to	13.50%
2020	0.95%	to	1.15%	3,042	13.54	to	13.52	41,133	0.00%	35.36%	to	35.17	%****
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)
2021	0.95%	to	1.35%	7,686	14.69	to	14.36	112,011	1.37%	7.79%	to	7.35%
2020	0.95%	to	1.35%	8,080	13.63	to	13.37	109,956	1.54%	11.03%	to	10.58%
2019	0.95%	to	1.35%	1,550	12.27	to	12.09	18,961	1.41%	23.96%	to	23.46%
2018	0.95%	to	1.20%	1,610	9.90	to	9.83	15,911	1.72%	-19.89%	to	-20.09%
2017	0.95%	to	1.20%	4,570	12.36	to	12.31	56,442	1.50%	25.38%	to	25.07%
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class (ROCMC)
2021	0.95%	to	1.25%	16,609	24.60	to	23.46	396,966	0.00%	28.80%	to	28.34%
2020	0.95%	to	1.25%	17,494	19.10	to	18.28	325,436	0.00%	0.23%	to	0.22%
2019	0.95%	to	1.25%	21,828	15.58	to	14.95	331,778	0.00%	0.18%
2018	0.95%	to	1.25%	25,056	13.16	to	12.67	322,248	0.00%	-9.92%	to	-10.14%
2017	0.95%	to	1.25%	28,743	14.61	to	14.10	411,236	0.65%	4.21%	to	3.83%
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)
2021	0.95%	to	2.60%	631,492	65.74	to	54.05	40,765,240	0.00%	11.76%	to	9.90%
2020	0.95%	to	2.60%	701,633	58.83	to	49.18	40,579,930	0.00%	28.04%	to	25.91%
2019	0.95%	to	2.60%	791,675	45.94	to	39.06	35,809,330	0.00%	27.41%	to	25.29%
2018	0.95%	to	2.60%	913,505	36.06	to	31.18	32,486,509	0.00%	-0.11%	to	-1.78%
2017	0.95%	to	2.60%	1,110,047	36.10	to	31.74	39,611,461	0.00%	26.10%	to	24.01%
VanEck VIP Trust - Emerging Markets Fund: Initial Class (VWEM)
2021	0.95%	to	2.25%	265,493	34.66	to	22.49	11,536,217	0.90%	-12.72%	to	-13.85%
2020	0.95%	to	2.25%	292,090	39.71	to	26.11	14,347,464	2.03%	16.14%	to	14.61%
2019	0.95%	to	2.25%	321,418	34.19	to	22.78	13,804,224	0.49%	29.36%	to	27.66%
2018	0.95%	to	2.25%	364,458	26.43	to	17.85	12,140,723	0.32%	-24.22%	to	-25.22%
2017	0.95%	to	2.25%	458,315	34.88	to	23.87	20,140,824	0.40%	49.60%	to	47.65%
VanEck VIP Trust - Global Resources Fund: Initial Class (VWHA)
2021	0.95%	to	2.60%	159,196	25.84	to	24.06	4,797,281	0.43%	17.78%	to	15.83%
2020	0.95%	to	2.60%	186,575	21.94	to	20.77	4,739,713	0.93%	17.98%	to	16.02%
2019	0.95%	to	2.60%	230,192	18.59	to	17.90	4,884,028	0.00%	10.81%	to	8.96%
2018	0.95%	to	2.60%	279,530	16.78	to	16.43	5,434,656	0.00%	-28.96%	to	-30.15%
2017	0.95%	to	2.60%	317,437	23.62	to	23.52	8,731,949	0.00%	0.00%	to	-4.25%
VanEck VIP Trust - Global Resources Fund: Class S (VWHAS)
2021	0.95%	to	2.20%	611,414	8.29	to	7.33	4,993,014	0.31%	17.55%	to	16.07%
2020	0.95%	to	2.20%	576,458	7.05	to	6.31	4,013,640	0.79%	17.70%	to	16.21%
2019	0.95%	to	2.20%	646,381	5.99	to	5.43	3,833,804	0.00%	10.49%	to	9.09%
2018	0.95%	to	2.20%	592,731	5.42	to	4.98	3,182,257	0.00%	-29.11%	to	-30.01%
2017	0.95%	to	2.20%	678,226	7.65	to	7.12	5,145,944	0.00%	-2.90%	to	-4.12%
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A (VRVDRA)
2021	0.95%	to	1.40%	71,136	15.30	to	15.12	1,085,199	1.06%	45.02%	to	44.37%
2020	0.95%	to	1.15%	13,816	10.55	to	10.52	145,674	1.25%	-2.48%	to	-2.68%
2019	0.95%	to	1.20%	9,856	10.82	to	10.80	106,605	3.14%	8.20%	to	8.02	%****
Allspring Variable Trust - VT Opportunity Fund: Class 2 (SVOF)
2021	1.60%	to	1.75%	3,321	42.74	to	41.35	137,950	0.04%	22.78%	to	22.59%
2020	1.60%	to	1.75%	3,390	34.81	to	33.73	114,855	0.38%	19.07%	to	18.89%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2019	1.60%	to	1.75%	5,414	29.23	to	28.37	154,073	0.29%	29.36%	to	29.17%
2018	1.60%	to	1.75%	5,488	22.60	to	21.96	120,924	0.19%	-8.64%	to	-8.78%
2017	1.60%	to	1.75%	6,835	-			165,453	0.65%	18.52%	to	18.34%
Allspring Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)
2021	0.95%	to	2.00%	128,619	63.64	to	55.60	7,988,164	0.00%	6.62%	to	5.49%
2020	0.95%	to	2.05%	149,852	59.69	to	52.40	8,755,061	0.00%	56.29%	to	54.55%
2019	0.95%	to	2.05%	159,441	38.19	to	33.90	5,963,213	0.00%	23.64%	to	22.27%
2018	0.95%	to	2.05%	254,215	30.89	to	27.73	7,690,617	0.00%	0.34%	to	-0.78%
2017	0.95%	to	2.05%	179,082	30.78	to	27.95	5,420,851	0.00%	24.67%	to	23.29%
*

This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**

This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option was initially added and funded during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.

****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.

NATIONWIDE LIFE INSURANCE COMPANY

FOR THE YEAR ENDED DECEMBER 31, 2021

Independent Auditors’ Report

Audit Committee of the Board of Directors Nationwide Life Insurance Company:

Opinions

We have audited the financial statements of Nationwide Life Insurance Company (the Company), which comprise the statutory statements of admitted assets, liabilities, capital and surplus as of December 31, 2021 and 2020, and the related statutory statements of operations and changes in capital and surplus, and cash flow for each of the years in the three-year period ended December 31, 2021, and the related notes to the statutory financial statements (financial statements).

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of the Company as of December 31, 2021 and 2020, and the results of its operations and its cash flow for each of the years in the three-year period ended December 31, 2021, in accordance with the statutory accounting practices prescribed or permitted by the Ohio Department of Insurance (the Department) described in Note 2.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the financial statements do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of the Company as of December 31, 2021 and 2020, or the results of its operations or its cash flows for each of the years in the three-year period ended December 31, 2021.

Basis for Opinions

We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditors Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company, and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 of the financial statements, the financial statements are prepared by the Company using accounting practices prescribed or permitted by the Department, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles. The effects on the financial statements of the variances between the statutory accounting practices described in Note 2 and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material and pervasive.

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of these financial statements in accordance with statutory accounting practices prescribed or permitted by the Department. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date that the financial statements are available to be issued.

Auditors’ Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with GAAS, we:

●	Exercise professional judgment and maintain professional skepticism throughout the audit.

●

Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

●

Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

●

Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

●

Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control related matters that we identified during the audit.

Supplementary Information

Our audit was conducted for the purpose of forming an opinion on the financial statements as a whole. The supplementary information Schedule I Summary of Investments – Other Than Investments in Related Parties, Schedule III Supplementary Insurance Information, Schedule IV Reinsurance and Schedule V Valuation and Qualifying Accounts is presented for purposes of additional analysis and is not a required part of the financial statements but is supplementary information required by the Securities and Exchange Commission’s Regulation S-X. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the financial statements. The information has been subjected to the auditing procedures applied in the audits of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves, and other additional procedures in accordance with auditing standards generally accepted in the United States of America. In our opinion, the information is fairly stated in all material respects in relation to the financial statements as a whole.

/s/KPMG LLP

Columbus, Ohio

March 18, 2022

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus

	December 31,
(in millions, except share amounts)	2021	2020

Admitted assets
Invested assets
Bonds	$37,931	$37,207
Stocks	3,016	2,835
Mortgage loans, net of allowance	8,185	7,783
Policy loans	913	888
Derivative assets	64	51
Cash, cash equivalents and short-term investments	636	461
Securities lending collateral assets	170	101
Other invested assets	1,225	955
Total invested assets	$52,140	$50,281
Accrued investment income	577	692
Deferred federal income tax assets, net	618	642
Other assets	125	195
Separate account assets	125,372	114,407
Total admitted assets	$178,832	$166,217

Liabilities, capital and surplus
Liabilities
Future policy benefits and claims	$42,499	$41,002
Policyholders dividend accumulation	414	430
Asset valuation reserve	610	466
Interest maintenance reserve	17	-
Current federal income taxes payable	161	-
Payable for securities	113	177
Derivative liabilities	31	87
Securities lending payable	171	101
Funds held under coinsurance	1,052	965
Other liabilities	922	967
Accrued transfers from separate accounts	(1,621)	(1,490)
Separate account liabilities	125,372	114,407
Total liabilities	$169,741	$157,112

Capital and surplus
Capital shares ($1 par value; authorized - 5,000,000 shares,issued and outstanding - 3,814,779 shares)	$4	$4
Surplus notes	1,100	1,100
Additional paid-in capital	1,998	1,998
Unassigned surplus	5,989	6,003
Total capital and surplus	$9,091	$9,105
Total liabilities, capital and surplus	$178,832	$166,217

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Operations

	Year ended December 31,
(in millions)	2021	2020	2019
Revenues
Premiums and annuity considerations	$12,664	$10,637	$10,168
Net investment income	2,231	2,107	1,974
Amortization of interest maintenance reserve	(8)	-	(2)
Other revenues	2,463	2,372	2,312
Total revenues	$17,350	$15,116	$14,452

Benefits and expenses
Benefits to policyholders and beneficiaries	$16,884	$15,013	$14,782
Increase in reserves for future policy benefits and claims	807	1,627	1,501
Net transfers from separate accounts	(3,002)	(3,544)	(3,747)
Commissions	858	646	674
Dividends to policyholders	30	36	38
Reserve adjustment on reinsurance assumed	(151)	(172)	(246)
Other expenses	439	444	417
Total benefits and expenses	$15,865	$14,050	$13,419

Income before federal income tax expense and net realized capital losses on investments	$1,485	$1,066	$1,033
Federal income tax (benefit) expense	(9)	4	(73)

Income before net realized capital losses on investments	$1,494	$1,062	$1,106
Net realized capital (losses) on investments, net of federal income tax expense (benefit) of $59, $(26) and $7 in 2021, 2020 and 2019, respectively, and excluding $15, $(4) and $0 of net realized capital gains (losses) transferred to the interest maintenance reserve in 2021, 2020 and 2019, respectively	(683)	(575)	(477)
Net income	$811	$487	$629

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Changes in Capital and Surplus

(in millions)	Capital shares	Surplus notes	Additional paid-in capital	Unassigned surplus	Capital and surplus
Balance as of December 31, 2018	$4	$700	$1,398	$4,743	$6,845

Net income	-	-	-	629	629
Change in asset valuation reserve	-	-	-	(107)	(107)
Change in deferred income taxes	-	-	-	(29)	(29)
Change in net unrealized capital gains and losses, net of tax (benefit) of $(29)	-	-	-	426	426
Change in nonadmitted assets	-	-	-	59	59
Change in surplus notes	-	400	-	-	400
Capital contribution from Nationwide Financial Services, Inc.	-	-	600	-	600
Other, net	-	-	-	(1)	(1)
Balance as of December 31, 2019	$4	$1,100	$1,998	$5,720	$8,822

Change in reserve on account of change in valuation basis	-	-	-	78	78
Cumulative effect of change in accounting principle	-	-	-	5	5
Balance as of January 1, 2020	$4	$1,100	$1,998	$5,803	$8,905

Net income	-	-	-	487	487
Change in asset valuation reserve	-	-	-	13	13
Change in deferred income taxes	-	-	-	41	41
Change in net unrealized capital gains and losses, net of tax (benefit) of $(3)	-	-	-	(313)	(313)
Change in nonadmitted assets	-	-	-	(21)	(21)
Other, net	-	-	-	(7)	(7)
Balance as of December 31, 2020	$4	$1,100	$1,998	$6,003	$9,105

Change in reserve on account of change in valuation basis	-	-	-	2	2
Cumulative effect of change in accounting principle	-	-	-	6	6
Balance as of January 1, 2021	$4	$1,100	$1,998	$6,011	$9,113

Net income	-	-	-	811	811
Change in asset valuation reserve	-	-	-	(144)	(144)
Change in deferred income taxes	-	-	-	50	50
Change in net unrealized capital gains and losses, net of tax expense of $30	-	-	-	(142)	(142)
Change in nonadmitted assets	-	-	-	(47)	(47)
Dividends paid to Nationwide
Financial Services, Inc.	-	-	-	(550)	(550)
Balance as of December 31, 2021	$4	$1,100	$1,998	$5,989	$9,091

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Cash Flow

	Years ended December 31,
(in millions)	2021	2020	2019

Cash flows from operating activities:
Premiums collected, net of reinsurance	$12,661	$10,648	$10,184
Net investment income	2,404	2,034	1,825
Other revenue	2,367	2,664	2,708
Policy benefits and claims paid	(16,735)	(14,886)	(14,778)
Commissions, operating expenses and taxes, other than federal income tax paid	(1,122)	(885)	(847)
Net transfers from separate accounts	2,871	3,620	3,805
Policyholders’ dividends paid	(36)	(38)	(40)
Federal income taxes recovered	121	121	87
Net cash provided by operating activities	$2,531	$3,278	$2,944

Cash flows from investing activities:
Proceeds from investments sold, matured or repaid:
Bonds	$6,953	$3,404	$3,547
Stocks	127	37	58
Mortgage loans	1,053	640	910
Other assets	279	905	385
Total investment proceeds	$8,412	$4,986	$4,900
Cost of investments acquired:
Bonds	$(7,744)	$(5,527)	$(6,327)
Stocks	(538)	(517)	(454)
Mortgage loans	(1,441)	(769)	(800)
Derivative assets	(589)	(580)	(687)
Other assets	(594)	(837)	(340)
Total investments acquired	$(10,906)	$(8,230)	$(8,608)
Net (increase) decrease in policy loans	(25)	15	2
Net cash used in investing activities	$(2,519)	$(3,229)	$(3,706)

Cash flows from financing activities and miscellaneous sources:
Surplus notes	$-	$-	$400
Capital contribution from Nationwide Financial Services, Inc.	-	-	600
Dividend paid to Nationwide Financials Services, Inc.	(550)	-	-
Net change in deposits on deposit-type contract funds and other insurance liabilities	517	160	(714)
Net change in short-term debt	-	(200)	(162)
Derivative liabilities	(56)	65	2
Other cash provided (used)	252	(169)	93
Net cash provided by (used in) financing activities and miscellaneous	$163	$(144)	$219

Net increase (decrease) in cash, cash equivalents and short-term investments	$175	$(95)	$(543)
Cash, cash equivalents and short-term investments at beginning of year	461	556	1,099
Cash, cash equivalents and short-term investments at end of year	$636	$461	$556
Supplemental disclosure of non-cash activities:
Exchange of bond investments	$277	$799	$592

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

(1)	Nature of Operations

Nationwide Life Insurance Company (“NLIC” or “the Company”) was incorporated in 1929 and is an Ohio domiciled stock life insurance company. The Company is a member of the Nationwide group of companies (“Nationwide”), which is comprised of Nationwide Mutual Insurance Company (“NMIC”) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by Nationwide Financial Services, Inc. (“NFS”), a holding company formed by Nationwide Corporation, a majority-owned subsidiary of NMIC.

The Company is a leading provider of long-term savings and retirement products in the United States of America (“U.S.”). The Company develops and sells a wide range of products and services, which include fixed and variable individual annuities, private and public sector group retirement plans, life insurance, investment advisory services and other investment products. The Company is licensed to conduct business in all fifty states, the District of Columbia, Guam, Puerto Rico and the U.S. Virgin Islands.

The Company sells its products through a diverse distribution network. Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker-dealers, financial institutions, wirehouses and regional firms, pension plan administrators, life insurance agencies, life insurance specialists and registered investment advisors. Representatives of affiliates who market products directly to a customer base include Nationwide Retirement Solutions, Inc. and Nationwide Financial Network producers, which includes the agency distribution force of the Company’s ultimate parent company, NMIC. NMIC completed the transition away from utilizing the exclusive agent model in 2020. The Company believes its broad range of competitive products, strong distributor relationships and diverse distribution network position it to compete effectively under various economic conditions.

Wholly-owned subsidiaries of NLIC as of December 31, 2021 include Nationwide Life and Annuity Insurance Company (“NLAIC”) and its wholly-owned subsidiaries, Olentangy Reinsurance, LLC (“Olentangy”) and Nationwide SBL, LLC (“NWSBL”), Jefferson National Financial Corporation (“JNF”) and its wholly-owned subsidiaries, Jefferson National Securities Corporation (“JNSC”) and Jefferson National Life Insurance Company (“JNLIC”), and its wholly-owned subsidiary, Jefferson National Life Insurance Company of New York (“JNLNY”), Eagle Captive Reinsurance, LLC (“Eagle”), Nationwide Investment Services Corporation (“NISC”) and Nationwide Investment Advisors, LLC (“NIA”). NLAIC primarily offers individual annuity contracts including fixed annuity contracts, group annuity contracts including pension risk transfer contacts, universal life insurance, variable universal life insurance, term life insurance and corporate-owned life insurance on a non-participating basis. Olentangy is a Vermont domiciled special purpose financial insurance company. NWSBL offers a securities-based lending product and is an Ohio limited liability company and nonadmitted subsidiary. JNF is a distributor of tax-advantaged investing solutions for registered investment advisors, fee-based advisors and the clients they serve. JNSC is a registered broker-dealer. JNLIC and JNLNY are licensed to underwrite both fixed and variable annuity products. Eagle is an Ohio domiciled special purpose financial captive insurance company. NISC is a registered broker-dealer. NIA is a registered investment advisor.

The Company is subject to regulation by the insurance departments of states in which it is domiciled and/or transacts business and undergoes periodic examinations by those departments.

As of December 31, 2021 and 2020, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region in which a single event could cause a severe impact on the Company’s financial position after considering insurance risk that has been transferred to external reinsurers.

(2)	Summary of Significant Accounting Policies

Use of Estimates

The preparation of the statutory financial statements requires the Company to make estimates and assumptions that affect the amounts reported in the statutory financial statements and accompanying notes. Significant estimates include certain investment and derivative valuations and future policy benefits and claims. Actual results could differ significantly from those estimates.

Basis of Presentation

The statutory financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the Ohio Department of Insurance (“the Department”). Prescribed statutory accounting practices are those practices incorporated directly or by reference in state laws, regulations and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state but allowed by the domiciliary state regulatory authority.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

Effective January 1, 2021, NLIC and NLAIC elected to apply a prescribed practice promulgated under Ohio Administrative Code Section 3901-1-67 (“OAC 3901-1-67”) to its derivative instruments hedging indexed products and indexed annuity reserve liabilities in order to better align the measurement of indexed product reserves and the derivatives that hedge them. Under OAC 3901-1-67, derivative instruments are carried at amortized cost with the initial hedge cost amortized over the term and asset payoffs realized at the end of the term being reported through net investment income, rather than the derivative instruments being carried at fair value with asset payoffs realized over the term through net realized capital gains and losses. Additionally, the cash surrender value reserves for indexed annuity products only reflect index interest credits at the end of the crediting term as compared to partial index interest credits accumulating throughout the crediting term in increase in reserves for future policy benefits and claims.

The Company’s subsidiary, Eagle, applies one prescribed practice with multiple applications as provided under the State of Ohio’s captive law, which values assumed guaranteed minimum death benefits (“GMDB”) and guaranteed lifetime withdrawal benefits (“GLWB”) risks on variable annuity contracts from NLIC and GLWB risks on fixed indexed annuity contracts from NLIC and NLAIC using an alternative reserving basis from the Statutory Accounting Principles detailed within the National Association of Insurance Commissioners (“NAIC”) Accounting Practices and Procedures manual (“NAIC SAP”) pursuant to Ohio Revised Code Chapter 3964 and approved by the Department.

Olentangy was granted a permitted practice from the State of Vermont allowing Olentangy to carry the assets placed into a trust account by Union Hamilton Reinsurance Ltd. (“UHRL”) on its statutory statements of admitted assets, liabilities and surplus at net admitted asset value for certain universal life and term life insurance policies.

If the prescribed or permitted practices were not applied, the Company’s risk-based capital would continue to be above regulatory action levels. A reconciliation of the Company’s net income between NAIC SAP and prescribed and permitted practices is shown below:

(in millions)	SSAP #	F/S Page	State of domicile	December 31,
				2021	2020	2019

Net Income
Statutory Net Income			OH	$811	$487	$629
State Prescribed Practice:
OAC 3901-1-67:
Derivative instruments	86	4	OH	9	-	-
Reserves for indexed annuities	51	4	OH	(20)	-	-
Tax impact	101	4	OH	3	-	-

NAIC SAP				$803	$487	$629

A reconciliation of the Company’s capital and surplus between NAIC SAP and prescribed and permitted practices is shown below:

(in millions)	SSAP #	F/S Page	State of domicile	As of December 31,
				2021	2020
Surplus
Statutory Capital and Surplus			OH	$9,091	$9,105
State Prescribed Practice:
Subsidiary valuation - Eagle: NLIC risks ceded	51	2	OH	791	711
Subsidiary valuation - Eagle: NLAIC risks ceded	51	2	OH	(810)	(523)
OAC 3901-1-67:
Derivative instruments	86	2,4	OH	13	-
Reserves for indexed annuities	51	3,4	OH	(22)	-
Tax impact	101	2,4	OH	2	-
Subsidiary Valuation - NLAIC	51,86,101	2	OH	274	-
State Permitted Practice:
Subsidiary valuation - Olentangy	20	2	VT	(67)	(67)

NAIC SAP				$9,272	$9,226

Statutory accounting practices vary in some respects from U.S. generally accepted accounting principles (“GAAP”), including the following practices:

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

Financial Statements

●	Statutory financial statements are prepared using language and groupings substantially the same as the annual statements of the Company filed with the NAIC and state regulatory authorities;

●

assets must be included in the statutory statements of admitted assets, liabilities, capital and surplus at net admitted asset value and nonadmitted assets are excluded through a charge to capital and surplus;

●

an asset valuation reserve (“AVR”) is established in accordance with the NAIC Annual Statement Instructions for Life and Accident and Health Insurance Companies and is reported as a liability, and changes in the AVR are reported directly in capital and surplus;

●

an interest maintenance reserve (“IMR”) is established in accordance with the NAIC Annual Statement Instructions for Life and Accident and Health Insurance Companies and is reported as a liability, and the amortization of the IMR is reported as revenue;

●	the expense allowance associated with statutory reserving practices for investment contracts held in the separate accounts is reported in the general account as a negative liability;

●	accounting for contingencies requires recording a liability at the midpoint of a range of estimated possible outcomes when no better estimate in the range exists;

●	surplus notes are accounted for as a component of capital and surplus;

●	costs related to successful policy acquisitions are charged to operations in the year incurred;

●	negative cash balances are reported as negative assets;

●	certain income and expense items are charged or credited directly to capital and surplus;

●	amounts on deposit in internal qualified cash pools are reported as cash equivalents;

●	the statutory statements of cash flows are presented on the basis prescribed by the NAIC; and

●	the statutory financial statements do not include accumulated other comprehensive income.

Future Policy Benefits and Claims

●	Deposits to universal life contracts, investment contracts and limited payment contracts are included in revenue; and

●	future policy benefit reserves are based on statutory requirements.

Reinsurance Ceded

●	Certain assets and liabilities are reported net of ceded reinsurance balances; and

●	provision is made for amounts receivable and outstanding for more than 90 days through a charge to capital and surplus.

Investments

●	Investments in bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value;

●	investments in preferred stocks are generally stated at amortized cost, except those with an NAIC designation of “4” through “6”, which are stated at the lower of amortized cost or fair value;

●	other-than-temporary impairments on bonds, excluding loan-backed and structured securities, are measured based on fair value and are not reversible;

●	the proportional amortized cost method is utilized to determine the liquidation value of Low-Income Housing Tax Credit Funds (“Tax Credit Funds”);

●

admitted subsidiary, controlled and affiliated entities are not consolidated; rather, those investments are generally carried at audited statutory capital and surplus or GAAP equity, as appropriate, and are recorded as an equity investment in stocks or other invested assets;

●

equity in earnings of subsidiary companies is recognized directly in capital and surplus as net unrealized capital gains or losses, while dividends from unconsolidated companies are recorded in operations as net investment income;

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

●

undistributed earnings and valuation adjustments from investments in joint ventures, partnerships and limited liability companies are recognized directly in capital and surplus as net unrealized capital gains or losses;

●	changes in non-specific mortgage loan reserves are measured under an incurred loss model and are recorded directly in capital and surplus as net unrealized capital gains or losses; and

●	gains on sales of investments between affiliated companies representing economic transactions are deferred at the parent level until the related assets are paid down or an external sale occurs.

Separate Accounts

●	Assets and liabilities of guaranteed separate accounts are reported as separate account assets and separate account liabilities, respectively.

Derivative Instruments

●	Derivatives used in effective hedging transactions are valued in a manner consistent with the hedged asset or liability;

●

With the exception of derivatives applying the prescribed practice under OAC 3901-1-67, unrealized gains and losses on derivatives that are not considered to be effective hedges are charged to capital and surplus;

●	interest earned on derivatives is charged to net investment income; and

●	embedded derivatives are not separated from the host contract and accounted for separately as a derivative instrument.

Goodwill

●	Goodwill is limited to 10% of the prior reporting period’s adjusted statutory surplus, with any goodwill in excess of this limitation nonadmitted through a charge to surplus; and

●	goodwill is amortized and charged to surplus.

Federal Income Taxes

●

Changes in deferred federal income taxes are recognized directly in capital and surplus with limitations on the amount of deferred tax assets that can be reflected as an admitted asset (15% of capital and surplus); and

●	uncertain tax positions are subject to a “more likely than not” standard for federal and foreign income tax loss contingencies only.

Nonadmitted Assets

●

In addition to the nonadmitted assets described above, certain other assets are nonadmitted and charged directly to capital and surplus. These include prepaid assets, certain software, disallowed IMR and other receivables outstanding for more than 90 days.

The financial information included herein is prepared and presented in accordance with SAP prescribed or permitted by the Department. Certain differences exist between SAP and GAAP, which are presumed to be material.

Revenues and Benefits

Life insurance premiums are recognized as revenue over the premium paying period of the related policies when due. Annuity considerations are recognized as revenue when received. Health insurance premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies. Policy benefits and claims that are expensed include interest credited to policy account balances, benefits and claims incurred in the period in excess of related policy reserves and other changes in future policy benefits.

Future Policy Benefits and Claims

Future policy benefits for traditional products are based on statutory mortality and interest requirements without consideration of withdrawals. The principal statutory mortality tables and interest assumptions used on policies in force are the 1958 Commissioner’s Standard Ordinary (“CSO”) table at interest rates of 2.5%, 3.0%, 3.5%, 4.0% and 4.5%, the 1941 CSO table at an interest rate of 2.5%, the 1980 CSO table at interest rates of 4.0%, 4.5%, 5.0% and 5.5%, the 2001 CSO table at an interest rate of 4.0% and 3.5% and the 2017 CSO table at an interest rate of 3.5% and 4.5%. Beginning January 1, 2020, the Company has applied principles-based reserving to all new individual life business. For business subject to principles-based reserving, additional reserves may be held where the deterministic and/or stochastic reserves are in excess of net premium reserves, as defined by Valuation Manual 20, Requirements for Principle-Based Reserves for Life Products (“VM-20”).

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

Future policy benefits for universal life and variable universal life contracts have been calculated based on participants’ contributions plus interest credited on any funds in the fixed account less applicable contract charges. These policies have been adjusted for possible future surrender charges in accordance with the Commissioner’s Reserve Valuation Method (“CRVM”). For business subject to principles-based reserving, the Company has calculated reserves under VM-20.

Future policy benefits for annuity products have been established based on contract term, interest rates and various contract provisions. Individual deferred annuity contracts issued in 1990 and after have been adjusted for possible future surrender charges in accordance with the Commissioner’s Annuity Reserve Valuation Method (“CARVM”).

Future policy benefits for pension risk transfer (“PRT”) products have been established in accordance with the CARVM. Statutory reserves for PRT business written during or after 2020 are calculated as the present value of future benefit payments, using the prescribed 1994 Group Annuity Mortality (“GAM”) table along with the AA projection mortality improvement scale and prescribed valuation rates as specified in Chapter 22 of the Valuation Manual. For the PRT business written before 2020, the statutory reserves are calculated using prescribed GAM tables and valuation interest rates that vary by issue year, as specified in the Standard Valuation Law.

As of 2019, the Company calculated its reserves for variable annuity products with guaranteed minimum death, accumulation and withdrawal benefits and other contracts involving guaranteed benefits similar to those offered with variable annuities under the standard scenario of Actuarial Guideline XLIII “CARVM for Variable Annuities”, which exceeded the stochastic 70th percentile Conditional Tail Expectations scenario. Effective January 1, 2020, the Company changed its reserve valuation basis for variable annuities due to changes to Valuation Manual 21, Requirements for Principle-Based Reserves for Variable Annuities (“VM-21”) and as a result, the Company calculated its reserves using a stochastic reserve, which is floored at the cash surrender value.

The aggregate reserves for individual accident and health policies consist of active life reserves, disabled life reserves and unearned premium reserves. The active life reserves for disability income are reserved for on the net level basis, at a 3.0% interest rate, using either the 1964 Commissioner’s Disability Table (for policies issued prior to 1982) or the 1985 Commissioner’s Individual Disability Table A (for policies issued after 1981). The active life reserves for major medical insurance (both scheduled and unscheduled benefits) are based on the benefit ratio method for policies issued after 1981.

The active life reserves for accident and health policies are reserved for on the net level basis, at a 3.0% interest rate, using either the 1956 Inter-Company Hospital-Surgical tables, the 1974 Medical Expense tables or the 1959 Accidental Death Benefits table.

The disabled life reserves for accident and health policies are calculated using the 1985 Commissioner’s Individual Disability Table A at a 3.0% interest rate. Unearned premium reserves are based on the actual gross premiums and actual days.

The aggregate reserves for group accident and health and franchise accident and health policies consist of disabled life reserves and unearned premium reserves. Reserves for benefits payable on disabled life claims are based on the 2012 Group Long-Term Disability Valuation Table, at varying interest rates of 2.75% - 6.0%, for group policies and the 1987 Commissioner’s Group Disability Table, at varying interest rates of 2.75% - 10.25%, for franchise policies.

Future policy benefits and claims for group long-term disability policies are the present value (discounted between 2.75% and 6.00%) of amounts not yet due on reported claims and an estimate of amounts to be paid on incurred but unreported claims. Future policy benefits and claims on other group health policies are not discounted.

The Company issues fixed and floating rate funding agreements to the Federal Home Loan Bank of Cincinnati (“FHLB”). The liabilities for such funding agreements are treated as annuities under Ohio law for life insurance companies and recorded in future policy benefits and claims. Refer to Note 9 for additional details.

Separate Accounts

Separate account assets represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. Separate account assets are primarily recorded at fair value, with the value of separate account liabilities set to equal the fair value of separate account assets. Separate account assets are primarily comprised of public, privately-registered and non-registered mutual funds, whose fair value is primarily based on the funds’ net asset value. Other separate account assets are recorded at fair value based on the methodology that is applicable to the underlying assets. In limited circumstances, other separate account assets are recorded at book value when the policyholder does not participate in the underlying portfolio experience.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

Separate account liabilities, in conjunction with accrued transfers from separate accounts, represent contractholders’ funds adjusted for possible future surrender charges in accordance with the CARVM and the CRVM, respectively. The difference between full account value and CARVM/CRVM is reflected in accrued transfers to separate accounts, as prescribed by the NAIC, in the statutory statements of admitted assets, liabilities, capital and surplus. The annual change in the difference between full account value and CARVM/CRVM and its applicable federal income tax is reflected in the statutory statements of operations as part of the net transfers to separate accounts and federal income tax, respectively.

Retained Assets

The Company does not retain beneficiary assets. During a death benefit claim, the death benefit settlement method is payment to the beneficiary in the form of a check or electronic funds transfer.

Investments

Bonds and stocks of unaffiliated companies. Bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value. Preferred stocks are generally stated at amortized cost, except those with an NAIC designation of “4” through “6”, which are stated at the lower of amortized cost or fair value. Common stocks are stated at fair value. Changes in the fair value of bonds and stocks stated at fair value are charged to capital and surplus.

Loan-backed and structured securities, which are included in bonds in the statutory financial statements, are stated in a manner consistent with the bond guidelines, but with additional consideration given to the special valuation rules implemented by the NAIC applicable to residential mortgage-backed securities that are not backed by U.S. government agencies, commercial mortgage-backed securities and certain other structured securities. Under these guidelines, an initial and adjusted NAIC designation is determined for each security. The initial NAIC designation, which takes into consideration the security’s amortized cost relative to an NAIC-prescribed valuation matrix, is used to determine the reporting basis (i.e., amortized cost or lower of amortized cost or fair value).

Interest income is recognized when earned, while dividends are recognized when declared. The Company nonadmits investment income due and accrued when amounts are over 90 days past due.

For investments in loan-backed and structured securities, the Company recognizes income and amortizes discounts and premiums using the effective-yield method based on prepayment assumptions, generally obtained using a model provided by a third-party vendor, and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income in the period the estimates are revised. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

Purchases and sales of bonds and stocks are recorded on the trade date, with the exception of private placement bonds, which are recorded on the funding date. Realized gains and losses are determined on a specific identification method on the trade date.

Independent pricing services are most often utilized, and compared to pricing from additional sources when available, to determine the fair value of bonds and stocks for which market quotations or quotations on comparable securities or models are used. For these bonds and stocks, the Company obtains the pricing services’ methodologies and classifies the investments accordingly in the fair value hierarchy.

A corporate pricing matrix is used in valuing certain corporate bonds. The corporate pricing matrix was developed using publicly available spreads for certain privately-placed corporate bonds with varying weighted average lives and credit quality ratings. The weighted average life and credit quality rating of a particular bond to be priced using the corporate pricing matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular bond.

Non-binding broker quotes are also utilized to determine the fair value of certain bonds when deemed appropriate or when valuations are not available from independent pricing services or a corporate pricing matrix. These bonds are classified with the lowest priority in the fair value hierarchy as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and/or the transaction volume in the same or similar investments has decreased. Inputs used in the development of prices are not provided to the Company by the brokers as the brokers often do not provide the necessary transparency into their quotes and methodologies. At least annually, the Company performs reviews and tests to ensure that quotes are a reasonable estimate of the investments’ fair value. Price movements of broker quotes are subject to validation and require approval from the Company’s management. Management uses its knowledge of the investment and current market conditions to determine if the price is indicative of the investment’s fair value.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

For all bonds, the Company considers its ability and intent to hold the security for a period of time sufficient to allow for the anticipated recovery in value, the expected recovery of principal and interest and the extent to which the fair value has been less than amortized cost. If the decline in fair value to below amortized cost is determined to be other-than-temporary, a realized loss is recorded equal to the difference between the amortized cost of the investment and its fair value.

The Company periodically reviews loan-backed and structured securities in an unrealized loss position by comparing the present value of cash flows, including estimated prepayments, expected to be collected from the security to the amortized cost basis of the security. If the present value of cash flows expected to be collected, discounted at the security’s effective interest rate, is less than the amortized cost basis of the security, the impairment is considered other-than-temporary and a realized loss is recorded.

All other bonds in an unrealized loss position are periodically reviewed to determine if a decline in fair value to below amortized cost is other-than-temporary. Factors considered during this review include timing and amount of expected cash flows, ability of the issuer to meet its obligations, financial condition and future prospects of the issuer, amount and quality of any underlying collateral and current economic and industry conditions that may impact an issuer.

Stocks may experience other-than-temporary impairment based on the prospects for full recovery in value in a reasonable period of time and the Company’s ability and intent to hold the stock to recovery. If a stock is determined to be other-than-temporarily impaired, a realized loss is recorded equal to the difference between the cost basis of the investment and its fair value.

Investments in subsidiaries. The investment in the Company’s wholly-owned insurance subsidiaries, NLAIC and Eagle, are carried using the equity method of accounting applicable to U.S. insurance subsidiary, controlled and affiliated (“SCA”) entities. This requires the investment to be recorded based on the value of its underlying audited statutory surplus. Furthermore, the equity method of accounting would be discontinued if the investment is reduced to zero, unless the Company has guaranteed obligations of the subsidiary or otherwise committed to provide further financial support. In accordance with the “look through” provisions of Statements of Statutory Accounting Principles (“SSAP”) No. 97, Investments in Subsidiary, Controlled and Affiliated Entities, the valuation of JNF, an unaudited downstream noninsurance holding company, is based on the individual audited SCA entities owned by the holding company. Additionally, all non-affiliated liabilities, commitments, contingencies, guarantees or obligations of the holding company are reflected in the determination of the carrying value of the investments. The Company’s investment in NISC and NIA, wholly-owned non-insurance subsidiaries, are carried using the equity method of accounting applicable to U.S. non-insurance subsidiary, controlled and affiliated entities. This requires the investment to be recorded based on its underlying audited GAAP equity. Investments in NLAIC, JNF and NISC are included in stocks, and the investment in Eagle is included in other invested assets on the statutory statements of admitted assets, liabilities, capital and surplus.

Mortgage loans, net of allowance. The Company holds commercial mortgage loans that are collateralized by properties throughout the U.S. Mortgage loans are held at unpaid principal balance adjusted for premiums and discounts, less a valuation allowance. The Company also holds commercial mortgage loans of these property types that are under development. Mortgage loans under development are collateralized by the borrower’s common stock.

As part of the underwriting process, specific guidelines are followed to ensure the initial quality of a new mortgage loan. Third-party appraisals are obtained to support loaned amounts as the loans are collateral dependent or guaranteed.

The collectability and value of a mortgage loan is based on the ability of the borrower to repay and/or the value of the underlying collateral. Many of the Company’s mortgage loans are structured with balloon payment maturities, exposing the Company to risks associated with the borrowers’ ability to make the balloon payment or refinance the property. Loans are considered delinquent when contractual payments are 90 days past due.

Mortgage loans require a loan-specific reserve when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan requires a loan-specific reserve, a provision for loss is established equal to the difference between the carrying value and the fair value of the collateral less costs to sell. Loan-specific reserve charges are recorded in net realized capital gains and losses. In the event a loan-specific reserve charge is reversed, the recovery is also recorded in net realized capital gains and losses.

In addition to the loan-specific reserves, the Company maintains a non-specific reserve based primarily on loan surveillance categories and property type classes, which reflects management’s best estimates of probable credit losses inherent in the portfolio of loans without specific reserves as of the date of the statutory statements of admitted assets, liabilities, capital and surplus. Management’s periodic evaluation of the adequacy of the non-specific reserve is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect a group of borrowers’ ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. Non-specific reserve changes are recorded directly in capital and surplus as net unrealized capital gains and losses.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

Management evaluates the credit quality of individual mortgage loans and the portfolio as a whole through a number of loan quality measurements, including, but not limited to, loan-to-value (“LTV”) and debt service coverage (“DSC”) ratios. The LTV ratio is calculated as a ratio of the amortized cost of a loan to the estimated value of the underlying collateral. DSC is the amount of cash flow generated by the underlying collateral of the mortgage loan available to meet periodic interest and principal payments of the loan. These loan quality measurements contribute to management’s assessment of relative credit risk in the mortgage loan portfolio. Based on underwriting criteria and ongoing assessment of the properties’ performance, management believes the amounts, net of valuation allowance, are collectible. This process identifies the risk profile and potential for loss individually and in the aggregate for the commercial mortgage loan portfolios. These factors are updated and evaluated at least annually. Due to the nature of the collateral underlying mortgage loans under development, these loans are not evaluated using the LTV and DSC ratios described above.

Interest income on performing mortgage loans is recognized in net investment income over the life of the loan using the effective-yield method. Loans in default or in the process of foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans is included in net investment income in the period received. Loans are restored to accrual status when the principal and interest is current and it is determined the future principal and interest payments are probable or the loan is modified.

Policy loans. Policy loans, which are collateralized by the related insurance policy, are held at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

Cash and cash equivalents. Cash and cash equivalents include highly liquid investments with original maturities of less than three months and, effective December 31, 2020, amounts on deposit in internal qualified cash pools. The Company and various affiliates maintain agreements with Nationwide Cash Management Company (“NCMC”), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants in the internal qualified cash pool.

Short-term investments. Short-term investments consist primarily of government agency discount notes with maturities of twelve months or less at acquisition. Short-term investments also include outstanding promissory notes with initial maturity dates of one-year or less with certain affiliates. The Company carries short-term investments at amortized cost, which approximates fair value.

Other invested assets. Other invested assets consist primarily of alternative investments in private equity funds, private debt funds, tax credit funds, real estate partnerships and the investment in Eagle. Except for investments in certain tax credit funds, these investments are recorded using the equity method of accounting. Changes in carrying value as a result of the equity method are reflected as net unrealized capital gains and losses as a direct adjustment to capital and surplus. Gains and losses are generally recognized through income at the time of disposal or when operating distributions are received. Partnership interests in tax credit funds are held at amortized cost with amortization charged to net investment income over the period in which the tax benefits, primarily credits, are earned. Tax credits are recorded as an offset to tax expense in the period utilized.

The Company sold $2.6 billion, $2.3 billion and $2.2 billion in Tax Credit Funds to unrelated third parties with outstanding guarantees as of December 31, 2021, 2020 and 2019, respectively. The Company guaranteed after-tax benefits to the third-party investors through periods ending in 2038. These guarantees are in effect for periods of approximately 15 years each. The Tax Credit Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. If the tax benefits are not sufficient to provide these cumulative after-tax yields, the Company must fund any shortfall. The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $1.5 billion, but the Company does not anticipate making any material payments related to the guarantees. The Company’s risks are mitigated in the following ways: (1) the Company has the right to buyout the equity related to the guarantee under certain circumstances, (2) the Company may replace underperforming properties to mitigate exposure to guarantee payments, (3) the Company oversees the asset management of the deals and (4) changes in tax laws are explicitly excluded from the Company’s guarantees of after-tax benefits.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

Securities Lending. The Company has entered into securities lending agreements with a custodial bank whereby eligible securities are loaned to third parties, primarily major brokerage firms. These transactions are used to generate additional income in the securities portfolio. The Company is entitled to receive from the borrower any payments of interest and dividends received on loaned securities during the loan term. The agreements require a minimum of 102% of the fair value of the loaned securities to be held as collateral. Cash collateral is invested by the custodial bank in investment-grade securities, which are included in the total invested assets of the Company. Periodically, the Company may receive non-cash collateral, which would be recorded off-balance sheet. The Company recognizes loaned securities in bonds. A securities lending payable is recorded in other liabilities for the amount of cash collateral received. If the fair value of the collateral received (cash and/or securities) is less than the fair value of the securities loaned, the shortfall is nonadmitted. Net income received from securities lending activities is included in net investment income. Because the borrower or the Company may terminate a securities lending transaction at any time, if loans are terminated in advance of the reinvested collateral asset maturities, the Company would repay its securities lending obligations from operating cash flows or the proceeds of sales from its investment portfolio, which includes significant liquid securities.

Derivative Instruments

The Company uses derivative instruments to manage exposures and mitigate risks primarily associated with interest rates, equity markets and foreign currency. These derivative instruments primarily include interest rate swaps, cross-currency swaps, futures and options.

Derivative instruments used in hedging transactions considered to be effective hedges are reported in a manner consistent with the hedged items. With the exception of derivatives applying the prescribed practice under OAC 3901-1-67, derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value with changes in fair value recorded in capital and surplus as unrealized gains or losses.

The fair value of derivative instruments is determined using various valuation techniques relying predominantly on observable market inputs and internal models. These inputs include interest rate swap curves, credit spreads, interest rates, counterparty credit risk, equity volatility and equity index levels.

The Company’s derivative transaction counterparties are generally financial institutions. To reduce the credit risk associated with open contracts, the Company enters into master netting agreements which permit the closeout and netting of transactions with the same counterparty upon the occurrence of certain events. In addition, the Company attempts to reduce credit risk by obtaining collateral from counterparties. The determination of the need for and the levels of collateral vary based on an assessment of the credit risk of the counterparty. The Company accepts collateral in the forms of cash and marketable securities. Non-cash collateral received is recorded off-balance sheet.

Cash flows and payment accruals on derivatives are recorded in net investment income.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. In determining fair value, the Company uses various methods, including market, income and cost approaches.

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes assets and liabilities held at fair value in the statutory statements of admitted assets, liabilities, capital and surplus as follows:

Level 1. Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds where the value per share (unit) is determined and published daily and is the basis for current transactions.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

Level 2. Unadjusted quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, London Interbank Offered Rate (“LIBOR”), prime rates, cash flows, maturity dates, call ability, estimated prepayments and/or underlying collateral values.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimates of the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs. Primary inputs to this valuation technique include broker quotes and comparative trades.

The Company reviews its fair value hierarchy classifications for assets and liabilities quarterly. Changes in the observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the reporting period in which the change occurs.

Asset Valuation Reserve

The Company maintains an AVR as prescribed by the NAIC for the purpose of offsetting potential credit related investment losses on each invested asset category, excluding cash, policy loans and income receivable. The AVR contains a separate component for each category of invested assets. The change in AVR is charged or credited directly to capital and surplus.

Interest Maintenance Reserve

The Company records an IMR as prescribed by the NAIC, which represents the net deferral for interest-related gains or losses arising from the sale of certain investments, such as bonds, mortgage loans and loan-backed and structured securities sold. The IMR is applied as follows:

•

for bonds, the designation from the NAIC Capital Markets and Investments Analysis Office must not have changed more than one designation between the beginning of the holding period and the date of sale;

•	the bond must never have been classified as a default security;

•

for mortgage loans, during the prior two years, they must not have had interest more than 90 days past due, been in the process of foreclosure or in the course of voluntary conveyance, nor had restructured terms; and

•	for loan-backed and structured securities, all interest-related other-than-temporary impairments and interest-related realized gains or losses on sales of the securities.

The realized gains or losses, net of related federal income tax, from the applicable bonds and mortgage loans sold, have been removed from the net realized gain or loss amounts and established as a net liability. This liability is amortized into income such that the amount of each capital gain or loss amortized in a given year is based on the excess of the amount of income which would have been reported that year, if the asset had not been disposed of over the amount of income which would have been reported had the asset been repurchased at its sale price. In the event the unamortized IMR liability balance is negative, the balance is reclassified as an asset and fully nonadmitted. The Company utilizes the grouped method for amortization. Under the grouped method, the liability is amortized into income over the remaining period to expected maturity based on the groupings of the individual securities into five-year bands.

Goodwill

For companies whose operations are primarily insurance related, goodwill is the excess of the cost to acquire a company over the Company’s share of the statutory book value of the acquired entity. Goodwill is recorded in stocks in the statutory statements of admitted assets, liabilities and surplus. Goodwill is amortized on a straight-line basis over the period of economic benefit, not to exceed ten years, with a corresponding charge to surplus. Goodwill was immaterial as of December 31, 2021 and 2020.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

Federal Income Taxes

The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets, net of any nonadmitted portion and statutory valuation allowance, and deferred tax liabilities, are recognized for the expected future tax consequences attributable to differences between the statutory financial statement carrying amounts of existing assets and liabilities and their respective tax basis. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. The change in deferred taxes, excluding the impact of taxes on unrealized capital gains or losses and nonadmitted deferred taxes, is charged directly to capital and surplus.

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the statutory financial statements, which could be significant.

Tax reserves are reviewed regularly and are adjusted as events occur that the Company believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue. The Company believes its tax reserves reasonably provide for potential assessments that may result from Internal Revenue Service (“IRS”) examinations and other tax-related matters for all open tax years.

The Company is included in the NMIC consolidated federal income tax return.

Reinsurance Ceded

The Company cedes insurance to other companies in order to limit potential losses and to diversify its exposures. Such agreements do not relieve the Company of its primary obligation to the policyholder in the event the reinsurer is unable to meet the obligations it has assumed. Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the statutory statements of admitted assets, liabilities, capital and surplus on a net basis within the related future policy benefits and claims of the Company.

Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 4% of the Company’s life insurance in force in 2021 and 2020, and 50% of the number of life insurance policies in force in 2021 and 2020. The provision for policyholder dividends was based on the respective year’s dividend scales, as approved by the Board of Directors. Policyholder dividends are recognized when declared. No additional income was allocated to participating policyholders during 2021 and 2020.

Accounting Changes and Corrections of Errors

Effective January 1, 2021, the Company elected to apply OAC 3901-1-67 to its derivative instruments hedging indexed products and indexed annuity reserve liabilities. As a result of the Company’s election to apply OAC 3901-1-67 as of January 1, 2021, the Company’s admitted assets decreased $3 million, total liabilities decreased $2 million and capital and surplus decreased $1 million, which included a $3 million reduction to unassigned surplus from the cumulative effect of the change in accounting principle.

During 2020, the Company identified and corrected an error in the variable annuity ceded premium calculation under the intercompany 100% coinsurance agreement with Eagle. The error resulted in an understatement of ceded premiums for the years ended December 31, 2019 and 2018. In accordance with SSAP No. 3, Accounting Changes and Corrections of Errors, the total prior period correction of $9 million was reported in 2020 as a negative adjustment to unassigned funds (surplus) and consisted of $11 million of ceded premiums, offset by $2 million of taxes.

Effective January 1, 2020, the Company changed its reserve valuation basis for variable annuities due to changes to VM-21. As a result of this change, the Company records stochastic reserves, floored at the cash surrender value, instead of reserves using the standard scenario previously required under Actuarial Guideline XLIII “CARVM for Variable Annuities”. The impacts of the valuation basis change were recognized as of January 1, 2020, resulting in an increase to statutory capital and surplus of $78 million. In addition, the Company changed its reserve valuation basis for stable value wraps covering certain group life insurance policies from Separate Accounts Funding Guaranteed Minimum Benefits Under Group Contracts, to VM-21. There was no impact to statutory capital and surplus as a result of this change.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

During 2020, the Company modified its approach used to schedule the reversals of its deferred tax assets for policyholder reserves under SSAP No. 101, Income Taxes (“SSAP No. 101”). Prior to 2020 the Company scheduled the reversals of its deferred tax assets for policyholder reserves by estimating the reserve reversal using the aggregate policyholder reserve. As of January 1, 2020, the Company is now taking a disaggregated approach and calculates reversal of the deferred tax assets for policyholder reserves on a product-by-product basis. The new method is more precise and better reflects how the deferred tax assets for policyholder reserves moves with the underlying reserve liability. SSAP No. 101 permits a company to modify its scheduling method so long as the modification is treated as change in accounting principle. The impact of the change increases the Company’s net admitted deferred tax asset $6 million and $5 million as of December 31, 2020 and January 1, 2020, respectively, with a commensurate increase in capital and surplus. There was no impact on net income.

Recently Adopted Accounting Standard

Effective January 1, 2021, the Company adopted revisions to SSAP No. 32R, Preferred Stock (“SSAP No. 32R”). The adopted revisions updated the definition for redeemable and perpetual preferred stock and furthermore, updated the valuation classification for perpetual preferred stock to fair value. Previously, perpetual preferred stock could have been valued at amortized cost or fair value based on the rating of the security. Per SSAP No. 32R, any valuation classification changes from amortized cost to fair value are to be recognized in statutory surplus. Going forward, changes to fair value will be recognized as a change in net unrealized capital gains and losses to in statutory surplus. As a result of this change, the Company recorded an increase to statutory capital and surplus of $9 million as of January 1, 2021.

In December 2020, the Company adopted revisions to SSAP No. 2R, Cash, Cash Equivalents, Drafts and Short-Term Investments (“SSAP No. 2R”). The adopted revisions require internal cash pooling arrangements to meet certain criteria to be considered qualified cash pools, with investments in qualifying pools reported as cash equivalents on the statutory statements of admitted assets, liabilities, capital and surplus. The Company’s cash pool meets the criteria to be considered a qualified cash pool under SSAP No. 2R. The internal cash pooling arrangement with NCMC was historically classified as short-term investments, resulting in a change in classification to cash equivalents.

COVID-19

On March 11, 2020, the World Health Organization declared the novel coronavirus (“COVID-19”) a pandemic. In response to the COVID-19 pandemic, governments have enacted various measures to reduce the spread of the virus. The COVID-19 pandemic conditions have created financial market volatility and uncertainty regarding whether and when certain customer behaviors will return to historical patterns, including sales of new and retention of existing policies, life insurance mortality and credit allowance exposure. None of the aforementioned items have had a material impact on the overall financial condition of the Company. While many of the government-imposed measures have eased in 2021, the extent to which the COVID-19 pandemic may impact the Company’s ongoing operations and financial condition will depend on future developments that are evolving and uncertain.

Subsequent Events

The Company evaluated subsequent events through March 18 2022, the date the statutory financial statements were issued.

Effective January 1, 2022, Harleysville Life Insurance Company (“HLIC”), an Ohio domiciled stock life insurance company and subsidiary of NMIC that offers universal and traditional life insurance, disability income insurance and fixed annuity contracts on a non-participating basis, completed a merger agreement with NLAIC. Pursuant to the merger agreement, the operations of HLIC merged with and into NLAIC, with NLAIC continuing as the surviving entity. There was not a material impact on the Company’s surplus as a result of the merger.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

(3)	Analysis of Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics

The following table summarizes the analysis of individual annuities actuarial reserves by withdrawal characteristics, as of the dates indicated:

(in millions)	General account[1]	Separate account with guarantees	Separate account non- guaranteed	Total	% of Total
December 31, 2021
Subject to discretionary withdrawal:
With market value adjustment	$622	125	-	$747	1%
At book value less current surrender charge of 5% or more	209	-	-	209	0%
At fair value	12	-	73,141	73,153	93%
Total with market value adjustment or at fair value	$843	$125	$73,141	$74,109	94%
At book value without adjustment (minimal or no charge or adjustment)	3,295	-	6	3,301	4%
Not subject to discretionary withdrawal	1,749	-	69	1,818	2%
Total, gross	$5,887	$125	$73,216	$79,228	100%
Less: Reinsurance ceded	(114)	-	-	(114)
Total, net	$5,773	$125	$73,216	$79,114
Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$53	$-	$-	$53

December 31, 2020
Subject to discretionary withdrawal:
With market value adjustment	$190	$162	$-	$352	0%
At book value less current surrender charge of 5% or more	219	-	-	219	0%
At fair value	-	-	65,990	65,990	92%
Total with market value adjustment or at fair value	$409	$162	$65,990	$66,561	92%
At book value without adjustment (minimal or no charge or adjustment)	3,480	-	8	3,488	5%
Not subject to discretionary withdrawal	1,755	-	62	1,817	3%
Total, gross	$5,644	$162	$66,060	$71,866	100%
Less: Reinsurance ceded	(112)	-	-	(112)
Total, net	$5,532	$162	$66,060	$71,754
Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$67	$-	$-	$67
[1]	Includes reserves applying the prescribed practice under OAC 3901-1-67, as disclosed in Note 2.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

The following table summarizes the analysis of group annuities actuarial reserves by withdrawal characteristics, as of the dates indicated:

(in millions)	General account[1]	Separate account with guarantees	Separate account non- guaranteed	Total	% of Total
December 31, 2021
Subject to discretionary withdrawal:
With market value adjustment	$18,205	2,389	-	$20,594	44%
At book value less current surrender charge of 5% or more	6	-	-	6	0%
At fair value	-	-	20,679	20,679	44%
Total with market value adjustment or at fair value	$18,211	$2,389	$20,679	$41,279	88%
At book value without adjustment (minimal or no charge or adjustment)	5,227	-	-	5,227	11%
Not subject to discretionary withdrawal	673	-	3	676	1%
Total, gross	$24,111	$2,389	$20,682	$47,182	100%
Less: Reinsurance ceded	(55)	-	-	(55)
Total, net	$24,056	$2,389	$20,682	$47,127
Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$6	$-	$-	$6

December 31, 2020
Subject to discretionary withdrawal:
With market value adjustment	$17,393	$2,483	$-	$19,876	43%
At book value less current surrender charge of 5% or more	3	-	-	3	0%
At fair value	-	-	19,670	19,670	43%
Total with market value adjustment or at fair value	$17,396	$2,483	$19,670	$39,549	86%
At book value without adjustment (minimal or no charge or adjustment)	6,000	-	-	6,000	13%
Not subject to discretionary withdrawal	591	-	3	594	1%
Total, gross	$23,987	$2,483	$19,673	$46,143	100%
Less: Reinsurance ceded	(58)	-	-	(58)
Total, net	$23,929	$2,483	$19,673	$46,085
Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$3	$-	$-	$3
[1]	Includes reserves applying the prescribed practice under OAC 3901-1-67, as disclosed in Note 2.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

The following table summarizes the analysis of deposit-type contracts and other liabilities without life or disability contingencies by withdrawal characteristics, as of the dates indicated:

(in millions)	General account	Separate account non- guaranteed	Total	% of Total
December 31, 2021
Subject to discretionary withdrawal:
With market value adjustment	$2	$-	$2	0%
At fair value	-	-	-	0%
Total with market value adjustment or at fair value	$2	$-	$2	0%
At book value without adjustment (minimal or no charge or adjustment)	665	3	668	17%
Not subject to discretionary withdrawal	3,132	17	3,149	83%
Total, gross	$3,799	$20	$3,819	100%
Less: Reinsurance ceded	-	-	-
Total, net	$3,799	$20	$3,819

December 31, 2020
Subject to discretionary withdrawal:
With market value adjustment	$2	$-	$2	0%
At fair value	12	-	12	0%
Total with market value adjustment or at fair value	$14	$-	$14	0%
At book value without adjustment (minimal or no charge or adjustment)	728	3	731	22%
Not subject to discretionary withdrawal	2,540	13	2,553	78%
Total, gross	$3,282	$16	$3,298	100%
Less: Reinsurance ceded	-	-	-
Total, net	$3,282	$16	$3,298

The following table is a reconciliation of total annuity actuarial reserves and deposit fund liabilities, as of the dates indicated:

	December 31,
(in millions)	2021	2020
Life, accident and health annual statement:
Annuities, net (excluding supplemental contracts with life contingencies)	$29,815	$29,445
Supplemental contracts with life contingencies, net	15	16
Deposit-type contracts	3,799	3,282
Subtotal	$33,629	$32,743
Separate accounts annual statement:
Annuities, net (excluding supplemental contracts with life contingencies)	$96,412	$88,378
Other contract deposit funds	20	16
Subtotal	$96,432	$88,394
Total annuity actuarial reserves and deposit fund liabilities, net	$130,061	$121,137

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

The following table summarizes the analysis of life actuarial reserves by withdrawal characteristics, as of the dates indicated:

	General account			Separate account - nonguaranteed
(in millions)	Account value	Cash value	Reserve	Account value	Cash value	Reserve
December 31, 2021
Subject to discretionary withdrawal,surrender values or policy loans:
Term policies with cash value	$-	$11	$11	$-	$-	$-
Universal life	2,609	2,624	2,783	-	-	-
Universal life with secondary guarantees	395	320	855	-	-	-
Indexed universal life with secondary guarantees	232	174	251	-	-	-
Other permanent cash value life insurance	-	1,271	2,539	-	-	-
Variable life	2,334	2,403	2,503	27,487	27,480	27,480
Miscellaneous reserves	-	-	-	-	-	6
Subtotal	$5,570	$6,803	$8,942	$27,487	$27,480	$27,486
Not subject to discretionary withdrawal or no cash value:
Term policies without cash value	-	-	241	-	-	-
Accidental death benefits	-	-	1	-	-	-
Disability - active lives	-	-	14	-	-	-
Disability - disabled lives	-	-	58	-	-	-
Miscellaneous reserves	-	-	33	-	-	-
Total, gross	$5,570	$6,803	$9,289	$27,487	$27,480	$27,486
Less: reinsurance ceded	(9)	(9)	(209)	-	-	-
Total, net	$5,561	$6,794	$9,080	$27,487	$27,480	$27,486

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

	General account			Separate account - nonguaranteed[1]
(in millions)	Account value	Cash value	Reserve	Account value	Cash value	Reserve
December 31, 2020
Subject to discretionary withdrawal,surrender values or policy loans:
Term policies with cash value	$-	$11	$11	$-	$-	$-
Universal life	2,585	2,600	2,764	-	-	-
Universal life with secondary guarantees	360	288	720	-	-	-
Indexed universal life with secondary guarantees	179	130	191	-	-	-
Other permanent cash value life insurance	-	1,300	2,607	-	-	-
Variable life	1,887	1,965	2,060	24,591	24,581	24,582
Miscellaneous reserves	-	-	-	-	-	9
Subtotal	$5,011	$6,294	$8,353	$24,591	$24,581	$24,591
Not subject to discretionary withdrawal or no cash value:
Term policies without cash value	-	-	275	-	-	-
Accidental death benefits	-	-	1	-	-	-
Disability - active lives	-	-	13	-	-	-
Disability - disabled lives	-	-	58	-	-	-
Miscellaneous reserves	-	-	30	-	-	-
Total, gross	$5,011	$6,294	$8,730	$24,591	$24,581	$24,591
Less: reinsurance ceded	(10)	(10)	(240)	-	-	-
Total, net	$5,001	$6,284	$8,490	$24,591	$24,581	$24,591
1

In 2020, the classification of certain group life insurance policies was changed from separate accounts with guarantees to separate accounts nonguaranteed as a result of a change in the reserve valuation basis, as described in Note 2.

The following table is a reconciliation of life actuarial reserves, as of the dates indicated:

	December 31,
(in millions)	2021	2020
Life, accident and health annual statement:
Life Insurance, net	$8,986	$8,400
Accidental death benefits, net	1	1
Disability - active lives, net	13	12
Disability - disabled lives, net	51	51
Miscellaneous reserves, net	29	26
Subtotal	$9,080	$8,490
Separate accounts annual statement:
Life insurance[1]	$27,788	$24,884
Miscellaneous reserves	6	9
Subtotal	$27,794	$24,893
Total life actuarial reserves, net	$36,874	$33,383
1

In 2021, life insurance account value, cash value and reserve includes separate accounts with guarantees of $308 million for universal life. In 2020, life insurance account value, cash value and reserve includes separate accounts with guarantees of 302 million for universal life.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

Direct Premium Written by Managing General Agents and Third Party Administrators

The following table summarizes direct premium written by managing general agents and third party administrators as of December 31, 2021:

(in millions)
Managing general agent/ third party reserve	FEIN number	Exclusive contract	Types of business written	Types of authority granted[1]	Total Direct Premium
AccuRisk Solutions, LLC	31-1777676	Not Exclusive	Accident & health	C / CA / B / P / U	109
Fringe Insurance Benefits, Inc.	74-2616364	Not Exclusive	Accident & health	B /P / U	55
Gilsbar, Inc.	72-0519951	Not Exclusive	Accident & health	B / P / U	24
IRC	74-2824053	Not Exclusive	Accident & health	C / CA / B / P / U	27
K&K Insurance Group, Inc.	35-1003799	Not Exclusive	Accident & health	C / CA / B / P / U	12
Matrix	01-0544915	Not Exclusive	Accident & health	C / CA / B / P / U	12
Merchants Benefit Administration, Inc.	86-0875918	Exclusive	Accident & health	B / C / CA / P	22
PRAM Insurance Services, Inc.	33-0367265	Not Exclusive	Accident & health	C / CA / B / P / U	4
RMTS - Manufacturers & Traders Trust Co.	20-1049240	Not Exclusive	Accident & health	C / CA / B / P / U	24
Roundstone Management, Ltd.	27-0371422	Not Exclusive	Accident & health	C / CA / B / P / U	78
Star Line Group	04-3499188	Not Exclusive	Accident & health	C / CA / B / P / U	5
TMS RE Inc	65-0644164	Not Exclusive	Accident & health	C / CA / B / P / U	61
United Group Programs Inc.	59-1896277	Not Exclusive	Accident & health	C / CA / B / P / U	10
USMGU	46-4619917	Not Exclusive	Accident & health	C / CA / B / P / U	1
Total Direct Premiums Written and Produced					$444
1	Authority code key includes: C– claims payment, CA– claims adjustment, B- binding authority, P-premium collection, U- underwriting.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

(4)	Separate Accounts

The Company’s separate account statement includes assets legally insulated from the general account as of the dates indicated, attributed to the following product lines:

	December 31, 2021		December 31, 2020
(in millions)	Separate account assets legally insulated	Separate account assets (not legally insulated)	Separate account assets legally insulated	Separate account assets (not legally insulated)
Product / Transaction:
Individual annuities	$79,416	$-	$71,875	$-
Group annuities	18,091	-	17,550	-
Life insurance	27,865	-	24,982	-
Total	$125,372	$-	$114,407	$-

The following table summarizes amounts paid towards separate account guarantees by the general account and related risk charges paid by the separate account for the years ended:

(in millions)	Total paid toward separate account guarantees	Risk charges paid to general account
2021	$12	$674
2020	$26	$631
2019	$58	$612
2018	$18	$594
2017	$13	$559

The Company does not engage in securities lending transactions within its separate accounts.

Most separate accounts held by the Company relate to individual and group variable annuity and variable universal life insurance contracts of a non-guaranteed return nature. The net investment experience of the separate accounts is credited directly to the contract holder and can be positive or negative. The individual variable annuity contracts generally provide an incidental death benefit of the greater of account value or premium paid (net of prior withdrawals). However, many individual variable annuity contracts also provide death benefits equal to (i) the most recent fifth-year anniversary account value, (ii) the highest account value on any previous anniversary, (iii) premiums paid increased 5% or certain combinations of these, all adjusted for prior withdrawals. The death benefit and cash value under the variable universal life policies may vary with the investment performance of the underlying investments in the separate accounts. The assets and liabilities of these separate accounts are carried at fair value and are non-guaranteed.

Certain other separate accounts offered by the Company contain groups of variable universal life policies wherein the assets supporting account values on the underlying policies reside in Private Placement Separate Accounts. They provide a quarterly interest rate based on a crediting formula that reflects the market value to book value ratio of the investments, investment portfolio yield and a specified duration.

Certain other separate accounts relate to a guaranteed term option, which provides a guaranteed interest rate that is paid over certain maturity durations ranging from three to ten years, so long as certain conditions are met. If amounts allocated to the guaranteed term option are distributed prior to the maturity period, a market value adjustment can be assessed. The assets and liabilities of these separate accounts are carried at fair value.

Another separate account offered by the Company contains a group of universal life policies wherein the assets supporting the account values on the underlying policies reside in a Private Placement Separate Account. It provides an annual interest rate guarantee, subject to a minimum guarantee of 3%. The interest rate declared each year reflects the anticipated investment experience of the account. The business has been included as a nonindexed guarantee less than or equal to 4%.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

The following tables summarize the separate account reserves of the Company, as of the dates indicated:

(in millions)	Indexed	Nonindexed guarantee less than or equal to 4%	Nonindexed guarantee more than 4%	Nonguaranteed separate accounts	Total
December 31, 2021
Premiums, considerations or deposits	$-	$221	$-	$8,088	$8,309
Reserves
For accounts with assets at:
Fair value	$-	$2,368	$146	$121,404	$123,918
Amortized cost	-	308	-	-	308
Total reserves	$-	$2,676	$146	$121,404	$124,226
By withdrawal characteristics:
With market value adjustment	$-	$2,368	$146	$-	$2,514
At book value without market value adjustment and with current surrender charge of 5% or more	-	-	-	-	-
At fair value	-	-	-	121,307	121,307
At book value without market value adjustment and with current surrender charge less than 5%	-	308	-	9	317
Subtotal	$-	$2,676	$146	$121,316	$124,138
Not subject to discretionary withdrawal	-	-	-	88	88
Total reserves[1]	$-	$2,676	$146	$121,404	$124,226
1

The total reserves balance does not equal the liabilities related to separate accounts of $125.4 billion in the statutory statements of admitted assets, liabilities, capital and surplus by $1.2 billion, due to an adjustment for CARVM/CRVM reserves and other liabilities that have not been allocated to the categories outlined above.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

(in millions)	Indexed	Nonindexed guarantee less than or equal to 4%	Nonindexed guarantee more than 4%	Nonguaranteed separate accounts	Total
December 31, 2020
Premiums, considerations or deposits	$-	$417	$-	$5,392	$5,809
Reserves
For accounts with assets at:
Fair value	$-	$2,480	$166	$110,340	$112,986
Amortized cost	-	302	-	-	302
Total reserves	$-	$2,782	$166	$110,340	$113,288
By withdrawal characteristics:
With market value adjustment	$-	$2,480	$166	$-	$2,646
At book value without market value adjustment and with current surrender charge of 5% or more	-	-	-	-	-
At fair value	-	-	-	110,252	110,252
At book value without market value adjustment and with current surrender charge less than 5%	-	302	-	11	313
Subtotal	$-	$2,782	$166	$110,263	$113,211
Not subject to discretionary withdrawal	-	-	-	77	77
Total reserves[1]	$-	$2,782	$166	$110,340	$113,288

1

The total reserves balance does not equal the liabilities related to separate accounts of $114.4 billion in the statutory statements of admitted assets, liabilities, capital and surplus by $1.1 billion, due to an adjustment for CARVM/CRVM reserves and other liabilities that have not been allocated to the categories outlined above.

The following table is a reconciliation of net transfers from separate accounts, as of the dates indicated:

		December 31,
(in millions)	2021	2020	2019
Transfers as reported in the statutory statements of operations of the separate accounts:
Transfers to separate accounts	$8,309	$5,809	$6,142
Transfers from separate accounts	(10,860)	(8,921)	(9,470)
Net transfers from separate accounts	$(2,551)	$(3,112)	$(3,328)
Reconciling adjustments:
Exchange accounts offsetting in the general account	(552)	(337)	(321)
Fees not included in general account transfers	68	(67)	(68)
Other miscellaneous adjustments not included in the general account balance	33	(28)	(30)
Transfers as reported in the statutory statements of operations	$(3,002)	$(3,544)	$(3,747)

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

(5)	Investments

Bonds and Stocks

The following table summarizes the carrying value, the excess of fair value over carrying value, the excess of carrying value over fair value and the fair value of bonds and stocks, as of the dates indicated:

(in millions)	Carrying value	Fair value in excess of carrying value	Carrying value in excess of fair value	Fair value
December 31, 2021
Bonds:
U.S. Government	$12	$-	$-	$12
States, territories and possessions	463	44	1	506
Political subdivisions	376	66	-	442
Special revenues	2,882	489	2	3,369
Industrial and miscellaneous	28,233	2,649	86	30,796
Loan-backed and structured securities	5,965	183	31	6,117
Total bonds	$37,931	$3,431	$120	$41,242
Common stocks unaffiliated	$225	$-	$-	$225
Preferred stocks unaffiliated	50	-	-	50
Total unaffiliated stocks[1]	$275	$-	$-	$275
Total bonds and unaffiliated stocks[1]	$38,206	$3,431	$120	$41,517

December 31, 2020
Bonds:
U.S. Government	$7	$-	$-	$7
States, territories and possessions	370	59	-	429
Political subdivisions	343	71	-	414
Special revenues	2,763	564	-	3,327
Industrial and miscellaneous	26,583	3,656	46	30,193
Loan-backed and structured securities	7,141	336	37	7,440
Total bonds	$37,207	$4,686	$83	$41,810
Common stocks unaffiliated	$142	$-	$-	$142
Preferred stocks unaffiliated	97	12	-	109
Total unaffiliated stocks[1]	$239	$12	$-	$251
Total bonds and unaffiliated stocks[1]	$37,446	$4,698	$83	$42,061

1

Excludes affiliated common stocks with a carrying value of $2.7 billion and $2.6 billion as of December 31, 2021 and 2020, respectively. Affiliated common stocks include investment in NLAIC and JNF of $2.6 billion and $186 million as of December 31, 2021, respectively, and $2.4 billion and $180 million as of December 31, 2020, respectively.

The carrying value of bonds on deposit with various states as required by law or special escrow agreement was $3 million as of December 31, 2021 and 2020.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

The following table summarizes the carrying value and fair value of bonds, by contractual maturity, as of December 31, 2021. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties:

(in millions)	Carrying value	Fair value
Bonds:
Due in one year or less	$1,376	$1,398
Due after one year through five years	7,602	8,013
Due after five years through ten years	9,671	10,182
Due after ten years	13,317	15,531
Total bonds excluding loan-backed and structured securities	$31,966	$35,124
Loan-backed and structured securities	5,965	6,118
Total bonds	$37,931	$41,242

The following table summarizes the fair value and unrealized losses on bonds and stocks (amount by which cost or amortized cost exceeds fair value), for which other-than-temporary declines in value have not been recognized, based on the amount of time each type of bond or stock has been in an unrealized loss position, as of the dates indicated:

	Less than or equal to one year		More than one year		Total
(in millions)	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
December 31, 2021
Bonds:
U.S. Government	$3	$-	$-	$-	$3	$-
States, territories and possessions	77	1	1	-	78	1
Special revenues	76	2	-	-	76	2
Industrial and miscellaneous	3,355	74	455	48	3,810	122
Loan-backed and structured securities	2,005	14	332	19	2,337	33
Total bonds	$5,516	$91	$788	$67	$6,304	$158
Common stocks unaffiliated	$-	$-	$23	$2	$23	$2
Preferred stocks unaffiliated	14	-	-	-	14	-
Total unaffiliated stocks	$14	$-	$23	$2	$37	$2
Total bonds and unaffiliated stocks	$5,530	$91	$811	$69	$6,341	$160

December 31, 2020
Bonds:
U.S. Government	$-	$-	$-	$-	$-	$-
States, territories and possessions	1	-	-	-	1	-
Special revenues	14	-	-	-	14	-
Industrial and miscellaneous	636	27	408	38	1,044	65
Loan-backed and structured securities	1,454	15	870	23	2,324	38
Total bonds	$2,105	$42	$1,278	$61	$3,383	$103
Common stocks unaffiliated	$21	$4	$-	$-	$21	$4
Preferred stocks unaffiliated	9	-	-	-	9	-
Total unaffiliated stocks	$30	$4	$-	$-	$30	4
Total bonds and unaffiliated stocks	$2,135	$46	$1,278	$61	$3,413	$107

As of December 31, 2021, management evaluated securities in an unrealized loss position and all non-marketable securities for impairment. As of the reporting date, the Company has the intent and ability to hold these securities until the fair value recovers, which may be maturity, and therefore, does not consider the securities to be other-than-temporarily impaired.

There was no intent to sell other-than-temporary impairments on loan-backed and structured securities for the years ended December 31, 2021 and 2020.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

Mortgage Loans, Net of Allowance

The following table summarizes the amortized cost of mortgage loans by method of evaluation for credit loss, and the related valuation allowances by type of credit loss, as of the dates indicated:

	December 31,
(in millions)	2021	2020
Amortized cost:
Loans with non-specific reserves	$8,219	$7,819
Loans with specific reserves	9	12
Total amortized cost	$8,228	$7,831
Valuation allowance:
Non-specific reserves	$42	$45
Specific reserves	1	3
Total valuation allowance[1]	$43	$48
Mortgage loans, net of allowance	$8,185	$7,783

1	Changes in the valuation allowance are due to current period provisions. These changes in the valuation allowance for the years ended December 31, 2021, 2020, and 2019 were immaterial.

As of December 31, 2021 and 2020, the Company’s mortgage loans classified as delinquent and/or in non-accrual status were immaterial in relation to the total mortgage loan portfolio.

The following table summarizes the LTV ratio and DSC ratio of the mortgage loan portfolio as of the dates indicated:

	LTV ratio			DSC ratio
(in millions)	Less than 90%	90% or greater	Total	Greater than 1.00	Less than or equal to 1.00	Total
December 31, 2021
Apartment	$3,441	$33	$3,474	$3,445	$29	$3,474
Industrial	1,137	-	1,137	1,137	-	1,137
Office	1,226	25	1,251	1,231	20	1,251
Retail	2,067	41	2,108	2,068	40	2,108
Other	171	-	171	171	-	171
Total[1]	$8,042	$99	$8,141	$8,052	$89	$8,141
Weighted average DSC ratio	2.22	1.31	2.21	2.22	0.90	2.21
Weighted average LTV ratio	58%	94%	59%	59%	78%	59%

December 31, 2020
Apartment	$2,988	$25	$3,013	$2,993	$20	$3,013
Industrial	1,026	-	1,026	1,005	21	1,026
Office	1,307	-	1,307	1,304	3	1,307
Retail	2,155	27	2,182	2,169	13	2,182
Other	218	-	218	218	-	218
Total[1]	$7,694	$52	$7,746	$7,689	$57	$7,746
Weighted average DSC ratio	2.21	1.52	2.20	2.21	0.91	2.20
Weighted average LTV ratio	57%	98%	57%	57%	65%	57%

1	Excludes $87 million and $85 million of commercial mortgage loans that were under development as of December 31, 2021 and 2020, respectively.

As of December 31, 2021 and 2020, the Company has a diversified mortgage loan portfolio with no more than 24%, in a geographic region in the U.S. and no more than 1% with any one borrower. The maximum and minimum lending rates for mortgage loans originated or acquired during 2021 were 4.1% and 1.9%, respectively, and for those originated or acquired during 2020 were 4.3% and 1.9%, respectively. As of December 31, 2021 and 2020, the maximum LTV ratio of any one loan at the time of loan origination was 80%. As of December 31, 2021 and 2020, the Company did not hold mortgage loans with interest 90 days or more past due. Additionally, there were no taxes, assessments or any amounts advanced and not included in the mortgage loan portfolio.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

Securities Lending

The fair value of loaned securities was $547 million and $244 million as of December 31, 2021 and 2020, respectively. The Company held $170 million and $101 million of cash collateral on securities lending as of December 31, 2021 and 2020, respectively. As of December 31, 2021, the carrying value and fair value of reinvested collateral assets was $170 million. As of December 31, 2020, the carrying value and fair value of reinvested collateral assets was $101 million. The fair value of bonds acquired with reinvested collateral assets was $173 million and $103 million as of December 31, 2021 and 2020, respectively. There are no securities lending transactions that extend beyond one year as of the reporting date. The Company received $388 million and $148 million of non-cash collateral on securities lending as of December 31, 2021 and 2020, respectively.

Net Investment Income

The following table summarizes net investment income by investment type, for the years ended:

	December 31,
(in millions)	2021	2020	2019
Bonds	$1,417	$1,419	$1,408
Mortgage loans	358	339	353
Other invested assets	499	384	225
Policy loans	43	43	45
Derivative instruments[1]	31	25	23
Other	12	16	28
Gross investment income	$2,360	$2,226	$2,082
Investment expenses	(129)	(119)	(108)
Net investment income	$2,231	$2,107	$1,974

1	Includes net investment income applying the prescribed practice under OAC 3901-1-67, as disclosed in Note 2.

There was no investment income due and accrued that was nonadmitted as of December 31, 2021 and 2020.

Net Realized Capital Gains and Losses

The following table summarizes net realized capital gains and losses for the years ended:

	December 31,
(in millions)	2021	2020	2019
Gross gains on sales	$106	$36	$71
Gross losses on sales	(32)	(42)	(21)
Net realized gains (losses) on sales	$74	$(6)	$50
Net realized derivative losses[1]	(679)	(521)	(515)
Other-than-temporary impairments	(4)	(78)	(5)
Total net realized losses	$(609)	$ (605)	$(470)
Tax expense (benefit) on net losses	59	(26)	7
Net realized capital losses, net of tax	$(668)	$(579)	$(477)
Less: Realized losses transferred to the IMR	15	(4)	-
Net realized capital losses, net of tax and transfers to the IMR	$(683)	$(575)	$(477)

1	Includes impacts to derivative instruments applying the prescribed practice under OAC 3901-1-67, as disclosed in Note 2.

For the year ended December 31, 2021, gross realized gains and gross realized losses on sales of bonds were $80 million and $31 million, respectively. For the year ended December 31, 2020, gross realized gains and gross realized losses on sales of bonds were $26 million and $38 million, respectively. For the year ended December 31, 2019, gross realized gains and gross realized losses on sales of bonds were $56 million and $19 million, respectively.

The Company did not enter into any material repurchase transactions that would be considered wash sales during the years ended December 31, 2021 and 2020.

Investment Commitments

The Company had unfunded commitments related to its investment in limited partnerships and limited liability companies totaling $793 million and $483 million as of December 31, 2021 and 2020, respectively. As of December 31, 2021 and 2020, there were $89 million and $21 million of commitments to purchase private placement bonds and $0 and $114 million of outstanding commitments to fund mortgage loans, respectively.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

(6)	Derivative Instruments

The Company is exposed to certain risks related to its ongoing business operations which are managed using derivative instruments.

Interest rate risk management. In the normal course of business, the Company enters into transactions that expose it to interest rate risk arising from mismatches between assets and liabilities. The Company may use interest rate swaps and futures to reduce or alter interest rate exposure.

Interest rate contracts are used by the Company in association with fixed and variable rate investments to achieve cash flow streams that support certain financial obligations of the Company and to produce desired investment returns. As such, interest rate contracts are generally used to convert fixed rate cash flow streams to variable rate cash flow streams or vice versa.

Equity market risk management. The Company issues a variety of insurance products that expose it to equity risks. To mitigate these risks, the Company enters into a variety of derivatives including futures and options.

Indexed crediting risk management. The Company issues a variety of insurance and annuity products with indexed crediting features that expose the Company to risks related to the performance of an underlying index. To mitigate these risks, the Company enters into a variety of derivatives including index options, total return swaps and futures. The underlying indices can have exposure to equites, commodities and fixed income securities.

Other risk management. As part of its regular investing activities, the Company may purchase foreign currency denominated investments. These investments and the associated income expose the Company to volatility associated with movements in foreign exchange rates. As foreign exchange rates change, the increase or decrease in the cash flows of the derivative instrument are intended to mitigate the changes in the functional-currency equivalent cash flows of the hedged item. To mitigate this risk, the Company uses cross-currency swaps.

Credit risk associated with derivatives transactions. The Company periodically evaluates the risks within the derivative portfolios due to credit exposure. When evaluating this risk, the Company considers several factors which include, but are not limited to, the counterparty credit risk associated with derivative receivables, the Company’s own credit as it relates to derivative payables, the collateral thresholds associated with each counterparty and changes in relevant market data in order to gain insight into the probability of default by the counterparty. The Company also considers the impact credit exposure could have on the effectiveness of the Company’s hedging relationships. As of December 31, 2021 and 2020, the impact of the exposure to credit risk on the fair value measurement of derivatives and the effectiveness of the Company’s hedging relationships was immaterial.

The following table summarizes the fair value, carrying value and related notional amounts of derivative instruments, as of the dates indicated:

(in millions)	Notional amount	Net Carrying Value	Fair value asset	Fair value liability	Average fair value
December 31, 2021
Interest rate swaps	$7	$-	$-	$-	$-
Options	25	1	1	-	-
Cross currency swaps	1,465	32	101	(13)	1
Futures	2,715	-	-	-	-
Total derivatives¹	$4,212	$33	$102	$(13)	$1

December 31, 2020
Interest rate swaps	$7	$(1)	$-	$(1)	$(1)
Options	-	-	-	-	-
Cross currency swaps	1,524	(36)	75	(49)	-
Futures	3,342	-	-	-	-
Total derivatives¹	$4,873	$(37)	$75	$(50)	$(1)
1	Fair value balance excludes immaterial accrued interest on derivative assets for December 31, 2021 and 2020.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

Of the $102 million and $75 million of fair value of derivative assets as of December 31, 2021 and 2020, $13 million and $24 million were subject to master netting agreements as of December 31, 2021 and 2020, the Company received $92 million and $35 million of cash collateral and $17 million and $22 million in pledged securities, respectively, resulting in an immaterial uncollateralized position as of December 31, 2021 and 2020. Of the $13 million and $50 million of fair value of derivative liabilities as of December 31, 2021 and 2020, $13 million and $24 million were subject to master netting agreements as of December 31, 2021 and 2020, the Company posted $0 and $28 million of cash collateral, respectively, resulting in an immaterial uncollateralized position as of December 31, 2021 and 2020. Securities received as collateral are recorded off-balance sheet and exclude initial margin posted on derivatives of $171 million and $280 million as of December 31, 2021 and 2020, respectively.

The following table summarizes net gains and losses on derivatives programs by type of derivative instrument, as of the dates indicated:

	Net realized (losses) gains recorded in operations			Unrealized gains (losses) recorded in capital and surplus
	December 31,			December 31,
(in millions)	2021	2020	2019	2021	2020	2019
Options	$-	$-	$3	$-	$(1)	$4
Cross currency swaps	1	4	(1)	69	(102)	(13)
Futures	(680)	(525)	(517)	27	1	(169)
Total	$(679)	$(521)	$(515)	$96	$(102)	$(178)

(7)	Fair Value Measurements

The following table summarizes assets and liabilities held at fair value as of December 31, 2021:

(in millions)	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Total
Assets
Bonds	$-	$7	$1	$-	$8
Common stocks unaffiliated	82	143	-	-	225
Preferred stocks unaffiliated	-	44	6	-	50
Separate account assets	119,549	2,087	49	3,354	125,039
Assets at fair value	$119,631	$2,281	$56	$3,354	$125,322

The following table presents the rollforward of Level 3 assets and liabilities held at fair value during the year ended December 31, 2021:

(in millions)	Bonds	Common stocks unaffiliated	Preferred stocks unaffiliated	Separate account assets	Assets at fair value
Balance as of December 31, 2020	$1	$1	$-	$58	$60
Net gains (losses):
In operations	-	-	-	-	-
In surplus	-	-	1	6	7
Purchases	1	-	1	-	2
Sales	(1)	-	-	(15)	(16)
Transfers into Level 3	-	-	4	-	4
Transfers out of Level 3	-	(1)	-	-	(1)
Balance as of December 31, 2021	$1	$-	$6	$49	$56

Preferred stocks unaffiliated transfers into Level 3 are primarily related to the Company’s adoption of SSAP No. 32R. Refer to Note 2 for more information.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

The following table summarizes assets and liabilities held at fair value as of December 31, 2020:

(in millions)	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Total
Assets
Bonds	$-	$4	$1	$-	$5
Common stocks unaffiliated	53	88	1	-	142
Separate account assets	109,265	2,047	58	2,720	114,090
Assets at fair value	$109,318	$2,139	$60	$2,720	$114,237

The following table presents the rollforward of Level 3 assets and liabilities held at fair value during the year ended December 31, 2020:

(in millions)	Bonds	Common stocks unaffiliated	Derivative assets[1]	Separate account assets	Assets at fair value
Balance as of December 31, 2019	$6	$1	$6	$87	$100
Net gains (losses):
In operations	(2)	-	-	-	(2)
In surplus	5	-	(1)	(17)	(13)
Purchases	2	-	-	-	2
Sales	(9)	-	(5)	(12)	(26)
Transfers into Level 3	1	-	-	-	1
Transfers out of Level 3	(2)	-	-	-	(2)
Balance as of December 31, 2020	$1	$1	$-	$58	60

1	Non-binding broker quotes are utilized to determine fair value of all Level 3 derivative assets.

Bond transfers into and/or out of Level 3 during the year ended December 31, 2020 are due to the changes in observability of pricing inputs and changes resulting from application of the lower of amortized cost or fair value rules based on the security’s NAIC designation.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

The following table summarizes the carrying value and fair value of the Company’s assets and liabilities not held at fair value as of the dates indicated. The valuation techniques used to estimate these fair values are described below or in Note 2.

	Fair Value
(in millions)	Level 1	Level 2	Level 3	Total fair value	Carrying value
December 31, 2021
Assets:
Bonds[1,2,3]	$2	$35,874	$5,358	$41,234	$37,923
Mortgage loans, net of allowance	-	-	8,340	8,340	8,185
Policy loans	-	-	913	913	913
Derivative assets	-	101	1	102	64
Cash, cash equivalents and short-term investments	127	509	-	636	636
Securities lending collateral assets	170	-	-	170	170
Separate account assets	3	374	3	380	333
Total assets	$302	$36,858	$14,615	$51,775	$48,224
Liabilities:
Investment contracts	$-	$-	$2,720	$2,720	$2,715
Derivative liabilities	-	13	-	13	31
Total liabilities	$-	$13	$2,720	$2,733	$2,746

December 31, 2020
Assets:
Bonds[3]	$1,366	$39,072	$1,367	$41,805	$37,202
Preferred stocks unaffiliated	-	104	5	109	97
Mortgage loans, net of allowance	-	-	7,952	7,952	7,783
Policy loans	-	-	888	888	888
Derivative assets	-	75	-	75	51
Cash, cash equivalents and short-term investments	(90)	551	-	461	461
Securities lending collateral assets	101	-	-	101	101
Separate account assets	7	368	-	375	317
Total assets	$1,384	$40,170	$10,212	$51,766	$46,900
Liabilities:
Investment contracts	$-	$-	$2,097	$2,097	$2,076
Derivative liabilities	-	48	-	48	86
Total liabilities	$-	$48	$2,097	$2,145	$2,162

1

The Company changed pricing services for certain investments in 2021 resulting in the Company applying a practical expedient within SSAP No. 100, Fair Value, that resulted in those investments being classified in Level 2.

2	The Company changed to a pricing service for certain investments in 2021. The service incorporates a proprietary input which resulted in these investments being classified in Level 3.
3	Level 3 is primarily composed of industrial and miscellaneous bonds.

Mortgage loans, net of allowance. The fair values of mortgage loans are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.

Policy loans. The carrying amount reported in the statutory statements of admitted assets, liabilities, capital and surplus approximates fair value as policy loans are fully collateralized by the cash surrender value of underlying insurance policies.

Securities lending collateral assets. These assets are comprised of bonds and short-term investments and the respective fair values are estimated based on the fair value methods described in Note 2.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

Investment contracts. For investment contracts without defined maturities, fair value is the amount payable on demand, net of surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued. The fair value of adjustable rate contracts approximates their carrying value.

(8)	Federal Income Taxes

The following tables summarize the net admitted deferred tax assets, as of the dates indicated:

	December 31, 2021
(in millions)	Ordinary	Capital	Total
Total gross deferred tax assets	$759	$30	$789
Statutory valuation allowance adjustment	-	-	-
Adjusted gross deferred tax assets	$759	$30	$789
Less: Deferred tax assets nonadmitted	(71)	(12)	(83)
Net admitted deferred tax assets	$688	$18	$706
Less: Deferred tax liabilities	(81)	(7)	(88)
Net admitted deferred tax assets	$607	$11	$618

	December 31, 2020
(in millions)	Ordinary	Capital	Total
Total gross deferred tax assets	$770	$16	$786
Statutory valuation allowance adjustment	-	-	-
Adjusted gross deferred tax assets	$770	$16	$786
Less: Deferred tax assets nonadmitted	(41)	-	(41)
Net admitted deferred tax assets	$729	$16	$745
Less: Deferred tax liabilities	(94)	(9)	(103)
Net admitted deferred tax assets	$635	$7	$642

The following table summarizes components of the change in deferred income taxes reported in capital and surplus before consideration of nonadmitted assets and changes from the prior year, as of the dates indicated:

	December 31,
(in millions)	2021	2020	Change
Adjusted gross deferred tax assets	$789	$786	$3
Total deferred tax liabilities	(88)	(103)	15
Net deferred tax assets	$701	$683	$18
Less: Tax effect of unrealized gains			(30)
Less: Prior period adjustment			(2)
Change in deferred income tax			$50

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

The following tables summarize components of the admitted deferred tax assets calculation, as of the dates indicated:

	December 31, 2021
(in millions)	Ordinary	Capital	Total
Federal income taxes recoverable through loss carryback	$-	$11	$11
Adjusted gross deferred tax assets expected to be realized[1]	607	-	607
Adjusted gross deferred tax assets offset against existing gross deferred tax liabilities	81	7	88
Admitted deferred tax assets	$688	$18	$706

	December 31, 2020
(in millions)	Ordinary	Capital	Total
Federal income taxes recoverable through loss carryback	$-	$7	$7
Adjusted gross deferred tax assets expected to be realized[1]	633	2	635
Adjusted gross deferred tax assets offset against existing gross deferred tax liabilities	96	7	103
Admitted deferred tax assets	$729	$16	$745
1

Note that this amount is calculated as the lesser of the adjusted gross deferred tax assets expected to be realized following the balance sheet date or the adjusted gross deferred tax assets allowed per the limitation threshold. For the years ended December 31, 2021 and 2020, the threshold limitation for adjusted capital and surplus was $1.3 billion.

The adjusted capital and surplus used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was $8.4 billion as of December 31, 2021 and 2020. The ratio percentage used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was 1,125% and 1,176% as of December 31, 2021 and 2020, respectively.

The following tables summarize the impact of tax planning strategies, as of the dates indicated:

	December 31, 2021
	Ordinary	Capital	Total
Adjusted gross deferred tax assets	0.00%	0.00%	0.00%
Net admitted adjusted gross deferred tax assets	8.36%	0.00%	8.36%

	December 31, 2020
	Ordinary	Capital	Total
Adjusted gross deferred tax assets	0.00%	0.00%	0.00%
Net admitted adjusted gross deferred tax assets	32.64%	0.00%	32.64%

The Company’s tax planning strategies included the use of affiliated reinsurance for the years ended December 31, 2021 and 2020.

There are no temporary differences for which deferred tax liabilities are not recognized for the years ended December 31, 2021 and 2020.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

The following table summarizes the tax effects of temporary differences and the change from the prior year, for the years ended:

	December 31,
(in millions)	2021	2020	Change
Deferred tax assets
Ordinary:
Future policy benefits and claims	$90	$108	$(18)
Investments	128	116	12
Deferred acquisition costs	214	202	12
Policyholders’ dividends accumulation	4	5	(1)
Compensation and benefits accrual	11	10	1
Tax credit carry-forward	299	316	(17)
Other	13	13	-
Subtotal	$759	$770	$(11)
Nonadmitted	(71)	(41)	(30)
Admitted ordinary deferred tax assets	$688	$729	$(41)
Capital:
Investments	30	16	14
Subtotal	$30	$16	$14
Nonadmitted	(12)	-	(12)
Admitted capital deferred tax assets	$18	$16	$2
Admitted deferred tax assets	$706	$745	$(39)

Deferred tax liabilities
Ordinary:
Investments	$(12)	$(2)	$(10)
Deferred and uncollected premium	(6)	(6)	-
Future policy benefits and claims	(38)	(57)	19
Deferred acquisition costs	(14)	(28)	14
Marketing allowance and trail commission	(10)	-	(10)
Other	(1)	(1)	-
Subtotal	$(81)	$(94)	$13
Capital:
Investments	(7)	(9)	2
Subtotal	$(7)	$(9)	$2
Deferred tax liabilities	$(88)	$(103)	$15
Net deferred tax assets	$618	$642	$(24)

In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion of the total deferred tax assets will not be realized. Valuation allowances are established when necessary to reduce the deferred tax assets to amounts expected to be realized. Based on the Company’s analysis, it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize all deferred tax assets. Therefore, no valuation allowances have been established as of December 31, 2021 and 2020.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

The following table summarizes the Company’s income tax incurred and change in deferred income tax. The total income tax and change in deferred income tax differs from the amount obtained by applying the federal statutory rate to income (loss) before tax as follows, for the years ended:

	December 31,
(in millions)	2021	2020	2019
Current income tax (benefit) expense	$50	$(22)	$(66)
Change in deferred income tax (without tax on unrealized gains and losses)	(50)	(41)	29
Total income tax (benefit) reported	$-	$(63)	$(37)

Income before income and capital gains taxes	$861	$465	$563
Federal statutory tax rate	21%	21%	21%
Expected income tax expense at statutory tax rate	$181	$98	$118
(Decrease) increase in actual tax reported resulting from:
Dividends received deduction	(137)	(117)	(101)
Change in tax reserves	-	16	-
Tax credits	(47)	(48)	(53)
Loss carryback rate differential	-	(10)	-
Other	3	(2)	(1)
Total income tax (benefit) reported	$-	$(63)	$(37)

The Company incurred $10 million in federal income tax expense in 2021 which is available for recoupment in the event of future net losses.

The following table summarizes operating loss or tax credit carry-forwards available as of December 31, 2021:

(in millions)	Amount	Origination	Expiration
Business credits	$15	2014	2034
Business credits	$47	2015	2035
Business credits	$62	2016	2036
Business credits	$62	2017	2037
Business credits	$30	2018	2038
Business credits	$27	2019	2039
Business credits	$29	2020	2040
Business credits	$27	2021	2041

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

The Company is included in the NMIC consolidated federal income tax return which includes the following entities:

Nationwide Mutual Insurance Company

AGMC Reinsurance, Ltd

Allied Group, Inc.

Allied Holding (Delaware), Inc.

Allied Insurance Company of America

Allied Property & Casualty Insurance Company

Allied Texas Agency, Inc.

AMCO Insurance Company

American Marine Underwriters

Crestbrook Insurance Company

Depositors Insurance Company

DVM Insurance Agency, Inc.

Eagle Captive Reinsurance, LLC

Freedom Specialty Insurance Company

Harleysville Group Inc.

Harleysville Insurance Co. of New York

Harleysville Insurance Company

Harleysville Insurance Company of New Jersey

Harleysville Lake States Insurance Company

Harleysville Life Insurance Company

Harleysville Preferred Insurance Company

Harleysville Worcester Insurance Company

Jefferson National Financial Corporation

Jefferson National Securities Corporation

Lone Star General Agency, Inc.

National Casualty Company

Nationwide Advantage Mortgage Company

Nationwide Affinity Insurance Company of America

Nationwide Agent Risk Purchasing Group. Inc.

Nationwide Agribusiness Insurance Company

Nationwide Assurance Company

Nationwide Cash Management Company

Nationwide Corporation

Nationwide Financial Assignment Company

Nationwide Financial General Agency, Inc.

Nationwide Financial Services, Inc.

Nationwide General Insurance Company

Nationwide Indemnity Company

Nationwide Insurance Company of America

Nationwide Insurance Company of Florida

Nationwide Investment Services Corporation

Nationwide Life and Annuity Ins. Company

Nationwide Life Insurance Company

Nationwide Lloyds

Nationwide Property & Casualty Ins. Company

Nationwide Retirement Solutions, Inc.

Nationwide Sales Solutions, Inc.

Nationwide Trust Company, FSB

NBS Insurance Agency, Inc.

NFS Distributors, Inc.

Registered Investment Advisors Services, Inc.

Retention Alternatives SAC Ltd.

Scottsdale Indemnity Company

Scottsdale Insurance Company

Scottsdale Surplus Lines Insurance Company

THI Holdings (Delaware), Inc.

Titan Insurance Company

Titan Insurance Services, Inc.

Veterinary Pet Insurance Company

Victoria Fire & Casualty Company

Victoria National Insurance Company

Victoria Select Insurance Company

VPI Services, Inc.

The method of allocation among the companies is based upon separate return calculations with current benefit for tax losses and credits utilized in the consolidated return.

The Company did not have any protective tax deposits under Section 6603 of the Internal Revenue Code as of December 31, 2021 and 2020.

The Company does not have any tax loss contingencies for which it is reasonably possible that the total liability will significantly increase within twelve months of the reporting date.

(9)	Short-Term Debt and Federal Home Loan Bank Funding Agreement

Short-Term Debt

The Company participated in a commercial paper program with a limit of $750 million, which was terminated in 2021. There were no amounts outstanding under the program as of December 31, 2020.

As of December 31, 2020, the Company had access to borrow up to $300 million from the FHLB to provide financing for operations that expired in March 2021. As of December 31, 2020, the Company had $4.3 billion in eligible collateral and no amounts outstanding under the agreement. In February 2021, the Company terminated this agreement and entered into a new agreement with the FHLB, which expired February 4, 2022, that allowed the Company and NLAIC access to collectively borrow up to $1.1 billion in the aggregate, which would be collateralized by pledged securities. As of December 31, 2021, the Company had $3.6 billion in eligible collateral and no amounts outstanding under the agreement. In February 2022, this agreement was extended through February 3, 2023.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

The Company has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. The maximum amount available under the agreement is $350 million. The borrowing rate on this program is equal to one-month U.S. LIBOR. The Company had no amounts outstanding under this agreement as of December 31, 2021 and 2020.

The terms of certain debt instruments contain various restrictive covenants, including, but not limited to, minimum statutory surplus defined in the agreements. The Company was in compliance with all covenants as of December 31, 2021 and 2020.

The amount of interest paid on short-term debt was immaterial in 2021, 2020 and 2019.

Federal Home Loan Bank Funding Agreements

The Company is a member of the FHLB. Through its membership, the FHLB established the Company’s capacity for short-term borrowings and cash advances under the funding agreement program at up to 50% of total admitted assets.

The Company’s Board of Directors has authorized the issuance of funding agreements up to $4.0 billion to the FHLB, shared between the Company and NLAIC, in exchange for cash advances, which are collateralized by pledged securities. The Company uses these funds in an investment spread strategy, consistent with its other investment spread operations. As such, the Company applies SSAP No. 52, Deposit-Type Contracts, accounting treatment to these funds, consistent with its other deposit-type contracts. It is not part of the Company’s strategy to utilize these funds for operations, and any funds obtained from the FHLB for use in general operations would be accounted for consistent with SSAP No. 15, Debt and Holding Company Obligations, as borrowed money. Membership requires the Company to purchase and hold a minimum amount of FHLB capital stock plus additional stock based on outstanding advances. The Company has $25 million and $30 million in membership stock as of December 31, 2021 and 2020, respectively. As part of the agreement, the Company purchased and held an additional $118 million and $58 million in activity stock as of December 31, 2021 and 2020, respectively, which is included in the general account in stocks on the statutory statements of admitted assets, liabilities, capital and surplus. The Company’s liability for advances from the FHLB was $2.7 billion and $2.1 billion as of December 31, 2021 and 2020, respectively, which is included in future policy benefits and claims on the statutory statements of admitted assets, liabilities, capital and surplus. The advances were collateralized by bonds and mortgage loans with carrying values of $3.1 billion (1.7 % of total admitted assets) as of December 31, 2021 and $2.4 billion (1.5% of total admitted assets) as of December 31, 2020, which are included in the general account in bonds and mortgage loans on the statutory statements of admitted assets, liabilities, capital and surplus.

(10)	Surplus Notes

The following table summarizes the carrying value of surplus notes issued by the Company to NFS, as of the dates indicated:

(in millions)
Date issued	Interest rate	Par value	Carrying value	Interest and/ or principal paid in current year	Total interest and/ or principal paid	Unapproved interest and/ or principal	Date of maturity
December 31, 2021
12/19/2001	7.50%	$300	$300	$22	$450	$-	12/31/2031
6/27/2002	8.15%	300	300	25	473	-	6/27/2032
12/23/2003	6.75%	100	100	7	119	-	12/23/2033
12/20/2019	4.21%	400	400	17	34	-	12/19/2059
Total		$1,100	$1,100	$71	$1,076	$-

December 31, 2020
12/19/2001	7.50%	$300	$300	$22	$428	$-	12/31/2031
6/27/2002	8.15%	300	300	25	448	-	6/27/2032
12/23/2003	6.75%	100	100	7	112	-	12/23/2033
12/20/2019	4.21%	400	400	17	17	-	12/19/2059
Total		$1,100	$1,100	$71	$1,005	$-

The surplus notes were issued in accordance with Section 3901.72 of the Ohio Revised Code. The principal and interest on these surplus notes shall not be a liability or claim against NLIC, or any of its assets, except as provided in Section 3901.72 of the Ohio Revised Code. The Department must approve interest and principal payments before they are paid.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

(11)	Reinsurance

The Company has 100% coinsurance agreement with funds withheld with Eagle to cede specified GMDB and GLWB obligations provided under substantially all of the variable annuity contracts and certain fixed indexed annuity contracts issued and to be issued by NLIC. While the GMDB and GLWB contract riders are ceded by NLIC to Eagle, the base annuity contracts and any non-reinsured risks will be retained by NLIC. Amounts ceded to Eagle during 2021, 2020 and 2019 included premiums of $607 million, $627 million and $529 million, respectively, benefits and claims, net of third party reinsurance recoveries of $8 million, $23 million, and $17 million respectively, net investment earnings on funds withheld assets of $40 million, $49 million and $33 million, respectively, and an expense allowance for third party reinsurance premiums of $1 million, $1 million and $1 million, respectively. As of December 31, 2021 and 2020, the carrying value of the funds withheld assets recorded within funds held under coinsurance was $1.1 billion and $965 million, respectively, which consists of bonds and cash equivalents that had a carrying value of $954 million and $856 million, respectively, and mortgage loans that had a carrying value of $98 million and $108 million, respectively. As of December 31, 2021 and 2020, the Company’s reserve credit for guaranteed benefits ceded under the reinsurance agreements was $50 million and $65 million, respectively. Amounts payable to Eagle related to the reinsurance agreements were $204 million and $402 million as of as of December 31, 2021 and December 31, 2020, respectively.

The Company has a reinsurance agreement with NMIC whereby nearly all of the Company’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of the Company’s agreement, the investment risk associated with changes in interest rates is borne by the reinsurer. Risk of asset default is retained by the Company, although a fee is paid to the Company for the retention of such risk. The ceding of risk does not discharge the Company, as the original insurer, from its primary obligation to the policyholder. Amounts ceded to NMIC include revenues of $281 million, $281 million and $279 million for the years ended December 31, 2021, 2020 and 2019, respectively, while benefits, claims and expenses ceded were $257 million, $260 million and $273 million, respectively.

The Company has an intercompany reinsurance agreement with NLAIC whereby certain inforce and subsequently issued fixed individual deferred annuity contracts are assumed on a modified coinsurance basis. Under modified coinsurance agreements, the ceding company retains invested assets and investment earnings are paid to the reinsurer. Under terms of the agreement, the Company bears the investment risk associated with changes in interest rates. Risk of asset default remains with NLAIC, and the Company pays a fee to NLAIC for the retention of such risk. The agreement will remain inforce until all contract obligations are settled. The ceding of risk does not discharge the original insurer from its primary obligation to the contractholder. Amounts assumed from NLAIC are included in the Company’s statutory statement of operations for 2021, 2020 and 2019 and include premiums of $10 million, $12 million and $14 million, respectively, net investment income of $42 million, $46 million and $49 million, respectively, and benefits, claims and other expenses of $147 million, $171 million and $251 million, respectively. The reserve adjustment for 2021, 2020 and 2019 of $(151) million, $(172) million and $(246) million, respectively, represents changes in reserves related to this fixed block of business, offset by investment earnings on the underlying assets. Policy reserves under this agreement totaled $985 million and $1.1 billion as of December 31, 2021 and 2020, respectively, and amounts payable related to this agreement were $8 million for the years ended December 31, 2021 and 2020.

The Company has an intercompany reinsurance agreement with NLAIC whereby certain variable universal life insurance, whole life insurance and universal life insurance policies are assumed on a modified coinsurance basis. Total policy reserves under this treaty were $35 million and $37 million as of December 31, 2021 and 2020, respectively. Total premiums assumed under this treaty were $12 million, $8 million and $11 million during 2021, 2020 and 2019, respectively.

The Company has an intercompany reinsurance agreement with NLAIC whereby a certain life insurance contract is assumed on a 100% coinsurance basis. Policy reserves assumed under this agreement totaled $155 million and $158 million as of December 31, 2021 and 2020, respectively.

The Company has entered into reinsurance contracts to cede a portion of its individual annuity and life insurance business to unrelated reinsurers. Total reserve credits taken as of December 31, 2021 and 2020 were $382 million and $420 million, respectively. The three largest contracts are with Security Benefit Life Insurance Company (“SBL”), SCOR Global Life Americas Reinsurance (“SGLAR”), and Security Life of Denver Insurance Company (“SLD”) as of December 31, 2021. Total reserve credits taken on these contracts as of December 31, 2021 and 2020 totaled $96 million and $100 million for each year, from SBL, $32 million and $44 million, respectively, from SGLAR and $29 million and $36 million, respectively, from SLD. The ceding of risk does not relieve the Company, as the original insurer, from its primary obligation to the policyholder. Under the terms of the contracts, SBL has established a trust as collateral for the recoveries, whereby the trust assets are invested in investment grade securities, the fair value of which must at all times be greater or equal to 100% of the reinsured reserves.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

(12)	Transactions with Affiliates

The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations. These include annuity and life insurance contracts, office space cost sharing arrangements, and agreements related to reinsurance, cost sharing, tax sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services and software licensing. In addition, several benefit plans sponsored by NMIC are available to Nationwide employees, for which the Company has no legal obligations. Measures used to determine the allocation among companies includes individual employee estimates of time spent, special cost studies, the number of full-time employees and other methods agreed to by the participating companies.

In addition, Nationwide Services Company, LLC (“NSC”), a subsidiary of NMIC, provides data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed pursuant to the Enterprise Cost Sharing Agreement. For the years ended December 31, 2021, 2020 and 2019, the Company was allocated costs from NMIC and NSC totaling $288 million, $281 million and $220 million, respectively.

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $3.8 billion, $3.7 billion and $3.5 billion as of December 31, 2021, 2020 and 2019, respectively. Total revenues from these contracts were $121 million, $122 million and $120 million for the years ended December 31, 2021, 2020 and 2019, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances were $113 million, $115 million and $112 million for the years ended December 31, 2021, 2020 and 2019, respectively.

The Company may underwrite insurance policies for its officers, directors, and/or other personnel providing services to the Company. The Company may offer discounts on certain products that are subject to applicable state insurance laws and approvals.

Under the enterprise cost sharing agreement, the Company has a cost sharing arrangement with NMIC to occupy office space. For the years ended December 31, 2021, 2020 and 2019, the Company was allocated costs from NMIC of $12 million, $13 million and $11 million, respectively.

The Company receives an annual fee payable from the Tax Credit Funds, for which it is a guarantor and Managing Member, for its services in connection with the oversight of the performance of the Investee Partnerships and the compliance by their managing members and managing agents thereof with the provisions of the various operating level agreements and applicable laws. The Company earned $3 million, $2 million, and $2 million for the years ended December 31, 2021, 2020 and 2019, respectively.

Funds of Nationwide Funds Group (“NFG”), a group of Nationwide businesses that develops, sells and services mutual funds, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2021, 2020 and 2019, customer allocations to NFG funds totaled $76.8 billion, $69.2 billion and $66.8 billion, respectively. For the years ended December 31, 2021, 2020 and 2019, NFG paid the Company $265 million, $229 million and $227 million, respectively, for the distribution and servicing of these funds.

Amounts on deposit with NCMC for the benefit of the Company were $509 million and $551 million as of December 31, 2021 and 2020, respectively. As of December 31, 2021 and 2020, amounts on deposit with NCMC were comprised of $483 million and $547 million, respectively, of cash equivalents, with remaining amounts in short-term investments.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the years ended December 31, 2021, 2020 and 2019 was $74 million, $69 million and $71 million, respectively.

The Company provides financing to Nationwide Realty Investors, LTD, a subsidiary of NMIC with interest rates ranging from 3.3% to 5.0% and maturity dates ranging from January 2022 to July 2041. As of December 31, 2021 and 2020, the Company had mortgage loans outstanding of $358 million and $414 million, respectively.

The Company also participates in intercompany repurchase agreements with affiliates whereby the seller transfers securities to the buyer at a stated value. Upon demand or after a stated period, the seller repurchases the securities from the buyer at the original sales price plus interest. As of December 31, 2021 and 2020, the Company had no outstanding borrowings from affiliated entities under such agreements. During 2021 and 2020, there were no outstanding borrowings from affiliated entities at any given time. The amount the Company incurred for interest expense on intercompany repurchase agreements during 2021, 2020 and 2019 were immaterial.

During 2019, the Company received capital contributions of $600 million from NFS. In March 2022, the Company received a capital contribution of $50 million from NFS.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

During 2020, the Company sold securities of $59 million to Nationwide Mutual Fire Insurance Company for cash, which resulted in a realized loss of $2 million.

During 2021, 2020 and 2019, the Company paid capital contributions of $400 million, $500 million and $400 million, respectively, to NLAIC. During 2022, the Company paid additional capital contributions totaling $100 million to NLAIC through the subsequent event date.

The company has an unsecured promissory note and revolving line of credit with JNLNY whereby JNLNY can borrow up to $5 million. No amounts have been drawn on the note as of December 31, 2021 or through the subsequent event date.

Pursuant to financial support agreements, the Company has agreed to provide NLAIC and JNLIC with the minimum capital and surplus required by each state in which NLAIC and JNLIC does business. These agreements do not constitute the Company as guarantor of any obligation or indebtedness of NLAIC or JNLIC or provide any creditor of NLAIC or JNLIC with recourse to or against any of the assets of the Company.

Eagle’s surplus position is evaluated quarterly to determine if an additional surplus contribution is required from the Company or if a distribution to the Company can be declared as of each quarter end.

During 2020, the Company made surplus contributions to Eagle. On March 31, 2020 and April 17, 2020, the Company made surplus contributions to Eagle of $555 million and $50 million, respectively.

During 2021 and 2020 Eagle declared distributions to the Company based on their earned surplus position. On February 10, 2022, the Company received a dividend distribution of $168 million that was declared on December 31, 2021. The dividend receivable was recorded in accrued investment income as of December 31, 2021. On November 10, 2021, the Company received a dividend distribution of $45 million that was declared on September 30, 2021. On August 10, 2021, the Company received a dividend distribution of $20 million that was declared on June 30, 2021. On May 10, 2021, the Company received a dividend distribution of $191 million that was declared on March 31, 2021. On February 10, 2021, the Company received a dividend distribution of $292 million from Eagle that was declared on December 31, 2020. The dividend receivable was recorded in accrued investment income as of December 31, 2020. On November 10, 2020 the Company received a total distribution of $267 million from Eagle that was declared on September 30, 2020 and consisted of a return of contributed surplus of $184 million and a dividend of $83 million. On August 10, 2020 the Company received a return of contributed surplus distribution of $421 million from Eagle that was declared on June 30, 2020.

On December 22, 2021, the Company and NLAIC entered into a short-term loan where NLAIC borrowed $80 million from the Company. NLAIC repaid the short-term loan in full on January 4, 2022.

In March 2022, the Company executed a $850 million unsecured promissory note and revolving line of credit agreement with Nationwide SBL, LLC, an affiliate, at an interest rate of 1-month LIBOR plus 1.25% with a maturity date of March 1, 2023.

The Company utilizes the look-through approach in valuing its investment in Nationwide Real Estate Investors (NLIC), LLC (“NW REI (NLIC)”), a subsidiary of NMIC, at $71 million and $90 million as of December 31, 2021 and 2020, respectively. NW REI (NLIC)’s financial statements are not audited and the Company has limited the value of its investment in NW REI (NLIC) to the value contained in the audited statutory financial statements of the underlying investments. All liabilities, commitments, contingencies, guarantees or obligations of the NW REI (NLIC), which are required under applicable accounting guidance, are reflected in the Company’s determination of the carrying value of the investment in NW REI (NLIC), if not already recorded in the financial statements of NW REI (NLIC).

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

(13)	Contingencies

Legal and Regulatory Matters

The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial condition.

The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the IRS, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.

Guarantees

In accordance with SSAP No. 5R, Liabilities, Contingencies and Impairments of Assets, for all guarantees made to or on behalf of wholly-owned subsidiaries, no initial liability recognition has been made and there is no net financial statement impact related to these guarantees.

The contractual obligations under NLAIC’s single premium deferred annuity (“SPDA”) contracts in force and issued before September 1, 1988 are guaranteed by the Company. Total SPDA contracts affected by this guarantee in force as of December 31, 2021 and 2020 were approximately $7 million and $8 million, respectively.

The Company has guaranteed the obligations and liabilities of NISC, including, without limitation, the full and prompt payment of all accounts payable to any party now or in the future. If for any reason NISC fails to satisfy any of its obligations, the Company will cause such obligation, loss or liability to be fully satisfied.

Indemnifications

In the normal course of business, the Company provides standard indemnifications to contractual counterparties. The types of indemnifications typically provided include breaches of representations and warranties, taxes and certain other liabilities, such as third-party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated, and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

(14)	Regulatory Risk-Based Capital, Dividend Restrictions and Unassigned Surplus

The NAIC Risk-Based Capital (“RBC”) model law requires every insurer to calculate its total adjusted capital and RBC requirement to ensure insurer solvency. Regulatory guidelines provide for an insurance commissioner to intervene if the insurer experiences financial difficulty, as evidenced by a company’s total adjusted capital falling below established relationships to required RBC. The model includes components for asset risk, liability risk, interest rate exposure and other factors. The State of Ohio, where the Company is domiciled, imposes minimum RBC requirements that are developed by the NAIC. The formulas in the model for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, all of which require specified corrective action. The Company exceeded the minimum RBC requirements for all periods presented.

The State of Ohio insurance laws require insurers to seek prior regulatory approval to pay a dividend or distribution of cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding twelve months, exceeds the greater of (i) 10% of statutory-basis capital and surplus as of the prior December 31 or (ii) the statutory-basis net income of the insurer for the prior year. In March 2021, the Company paid an ordinary dividend of $550 million to NFS. No dividends were paid by the Company to NFS for the years ended December 31, 2020 and 2019. The Company’s statutory capital and surplus as of December 31, 2021, was $9.1 billion and statutory net income for 2021 was $811 million. As of January 1, 2022, the Company has the ability to pay dividends to NFS totaling $359 million without obtaining prior approval.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend paid from other than earned capital and surplus. Earned capital and surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets. Additionally, following any dividend, an insurer’s policyholder capital and surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs. The payment of dividends by the Company may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on the Company’s participating policies (measured before dividends to policyholders) available for the benefit of the Company and its stockholders.

The Company currently does not expect such regulatory requirements to impair the ability to pay operating expenses and dividends in the future.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I     Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2021:

(in millions)	Column A	Column B	Column C	Column D
	Type of investment	Cost	Fair value	Amount at which is shown in the statutory statements of admitted assets, liabilities, capital and surplus
	Bonds:
	U.S. Treasury securities and obligations of U.S. government corporations	$2	$2	$2
	U.S. government and agencies	117	139	117
	Obligations of states and political subdivisions	3,506	4,089	3,506
	Foreign governments	197	200	197
	Public utilities	3,722	4,037	3,715
	All other corporate, mortgage-backed and asset-backed securities	30,420	32,776	30,394
	Total fixed maturity securities	$37,964	$41,243	$37,931
	Equity securities:
	Common Stocks:
	Banks, trust and insurance companies	56	59	59
	Industrial, miscellaneous and all other	168	167	167
	Nonredeemable preferred stocks	45	50	50
	Total equity securities[1]	$269	$276	$276
	Mortgage loans[2]	8,229		8,185
	Short-term investments	636		636
	Policy loans	914		913
	Other long-term investments[3]	1,323		1,324
	Total invested assets	$49,335		$49,265
1	Amount does not agree to the statutory statements of admitted assets, liabilities, capital and surplus as investments in related parties of $2.7 billion are excluded.
2	Difference from Column B is attributable to valuation allowances on mortgage loans (see Note 5 to the audited statutory financial statements).
3

Includes derivatives, securities lending reinvested collateral assets and other invested assets. Amount does not agree to the statutory statements of admitted assets, liabilities, capital and surplus as investments in related parties of $134 million are excluded.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule III     Supplementary Insurance Information

As of December 31, 2021, 2020 and 2019 and for each of the years then ended (in millions):

Column A	Column B	Column C	Column D	Column E	Column F
Year: Segment	Deferred policy acquisition costs[1]	Future policy benefits, losses, claims and loss expenses	Unearned premiums[2]	Other policy claims and benefits payable[2]	Premium revenue
2021
Life Insurance		$5,306			$425
Annuities		8,026			6,686
Retirement Solutions		22,446			4,377
Corporate Solutions and Other		6,721			1,176

Total		$42,499			$12,664

2020
Life Insurance		$5,204			$394
Annuities		7,837			3,443
Retirement Solutions		22,362			5,939
Corporate Solutions and Other		5,599			861

Total		$41,002			$10,637

2019
Life Insurance		$5,125			$413
Annuities		7,955			4,202
Retirement Solutions		20,781			4,324
Corporate Solutions and Other		5,278			1,229

Total		$39,139			$10,168

Column A	Column G	Column H	Column I	Column J	Column K
Year: Segment	Net investment income[3]	Benefits, claims, losses and settlement expenses[4]	Amortization of deferred policy acquisition costs[1]	Other operating expenses	Premiums written
2021
Life Insurance	$254	$311		$107
Annuities	337	9,489		41
Retirement Solutions	861	6,895		122
Corporate Solutions and Other	779	1,304		169

Total	$2,231	$17,999		$439

2020
Life Insurance	$247	$772		$123
Annuities	338	7,539		55
Retirement Solutions	843	8,258		131
Corporate Solutions and Other	679	717		135

Total	$2,107	$17,286		$444

2019
Life Insurance	$262	$807		$133
Annuities	319	8,460		57
Retirement Solutions	824	6,539		122
Corporate Solutions and Other	569	1,151		105

Total	$1,974	$16,957		$417

1	Deferred policy acquisition costs and amortization of deferred policy acquisition costs are not applicable for statutory basis of accounting.
2	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.
3

Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates and reported segment operating results would change if different methods were applied.

4	Benefits to policyholders and beneficiaries, reserves for future policy benefits and claims and commissions are included in Column H amounts.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV    Reinsurance

As of December 31, 2021, 2020 and 2019 and each of the years then ended:

(in millions)
Column A	Column B	Column C	Column D	Column E
		Ceded to	Assumed
	Gross	other	from other	Net
	amount	companies	companies	amount
2021
Life insurance in force	$144,115	$(29,120)	$653	$115,648
Premiums:
Life Insurance[1]	$1,624	$(140)	$12	$1,496
Accident and health insurance	445	(444)		1
Total	$2,069	$(584)	$12	$1,497

2020
Life insurance in force	$146,855	$(31,055)	$686	$116,486
Premiums:
Life Insurance[1]	$1,378	$(133)	$8	$1,253
Accident and health insurance	441	(440)	-	1
Total	$1,819	$(573)	$8	$1,254

2019
Life insurance in force	$146,044	$(31,691)	$728	$115,081
Premiums:
Life Insurance[1]	$1,761	$(661)	$10	$1,110
Accident and health insurance	444	(445)	2	1
Total	$2,205	$(1,106)	$12	$1,111
1	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment and universal life insurance products.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V     Valuation and Qualifying Accounts

Years ended December 31, 2021, 2020 and 2019:

(in millions)
Column A	Column B	Column C	Column D	Column E
	Balance at	Charged to		Balance at
	beginning	costs and		end of
Description	of period	expenses	Deductions[1]	period
2021
Valuation allowances - mortgage loans	$48	$(4)	$(1)	$43

2020
Valuation allowances - mortgage loans	$34	$14	$-	$48

2019
Valuation allowances - mortgage loans	$25	$9	$-	$34
1	Amounts generally represent recoveries, payoffs and sales.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

PART C. OTHER INFORMATION
Item 27. Exhibits
a)	Resolution of the Depositor's Board of Directors authorizing the establishment of the Registrant – Filed previously on June 4, 1998 with initial registration statement (File No. 333-56073) and is hereby incorporated by reference.
b)	Not Applicable
c)	Underwriting or Distribution of Contracts between the Depositor and NISC as Principal Underwriter – Filed previously on June 4, 1998 with initial Registration Statement (File No. 333-56073) and is hereby incorporated by reference.
Underwriting or Distribution of Contracts between the Depositor and SDI as Principal Underwriter – Filed previously on June 4, 1998 with the initial Registration Statement (File No. 333-56073) and hereby incorporated by reference.
d)	The form of the variable annuity contract – Filed previously on June 4, 1998 with initial Registration Statement (File No. 333-56073) and is hereby incorporated by reference.
e)	Variable Annuity Application – Filed previously on June 4, 1998 with initial Registration Statement (File No. 333-56073) and is hereby incorporated by reference.
f)	Depositor's Certificate of Incorporation and By-Laws.
1)	Amended Articles of Incorporation for Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6a.htm" and hereby incorporated by reference.
2)	Amended and Restated Code of Regulations of Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6b.htm" and hereby incorporated by reference.
3)	Articles of Merger of Nationwide Life Insurance Company of America with and into Nationwide Life Insurance Company, effective December 31, 2009. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6c.htm" and hereby incorporated by reference.
g)	Not applicable.
h)	Form of Participation Agreements –
The following fund participation agreements were previously filed and are hereby incorporated by reference.
1)	Fund Participation Agreement with AIM Variable Insurance Funds, AIM Advisors, Inc., and AIM Distributors dated January 6, 2003 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document aimfpa99h1.htm
2)	Fund Participation Agreement (Amended and Restated) with Alliance Capital Management L.P. and Alliance-Bernstein Investment Research and Management, Inc. dated June 1, 2003 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document alliancebernsteinfpa.htm
3)	Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc., as amended, dated September 15, 2004 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document amcentfpa99h2.htm
4)	Fund Participation Agreement with BlackRock (formerly FAM Distributors, Inc. and FAM Variable Series Funds, Inc.), as amended, dated April 13, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document blackrockfpa.htm
5)	Fund Participation Agreement with Columbia Management Investment Advisers, LLC and Columbia Management Investment Distributors, Inc. dated December 7, 2015 with the registration statement under 333-103095, post-effective amendment number 39 filed on April 13, 2017 as document columbiafpa.htm
6)	Fund Participation Agreement with Delaware Management Company and Delaware Distributors, L.P., as amended, dated February 5, 2008 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document delawarefpa.htm

7)	Restated and Amended Fund Participation Agreement with The Dreyfus Corporation, as amended, dated January 27, 2000 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document dreyfusfpa99h3.htm
8)	Fund Participation Agreement with Eaton Vance Variable Trust and Eaton Vance Distributors, Inc. dated March 24, 2011 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document eatonvancefpa.htm
9)	Fund Participation Agreement with Federated Insurance Series and Federated Securities Corp., as amended, dated April 1, 2006 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fedfpa99h4.htm
10)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V dated May 1, 1988 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidifpa99h5.htm
11)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund II dated, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V dated July 15, 1989 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidiifpa99h6.htm
12)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund III dated, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V dated November 22, 1994 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidiiifpa99h7.htm
13)	Amended and Restated Fund Participation Agreement with Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc., as amended, dated May 1, 2003 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document frankfpa99h8.htm
14)	Fund Participation Agreement with Goldman Sachs Variable Insurance Trust, and Goldman Sachs & Co. dated December 22, 1998 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document goldmansachsfpa.htm
15)	Fund Participation Agreement, Service and Institutional Shares, with Janus Aspen Series dated December 31, 1999 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document janusfpa99h9a.htm
16)	Fund Participation Agreement with J.P. Morgan Series Trust II dated February 18, 2003 with the registration statement under 333-59517, post-effective amendment number 42 filed on April 30, 2008 as document jpmorganfpa.htm
17)	Fund Participation Agreement with Lazard Retirement Series, Inc., and Lazard Asset Management Securities LLC dated April 13, 2009 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document lazardfpa.htm
18)	Fund Participation Agreement with Lord Abbett Series Fund, Inc. and Lord Abbett Distributor LLC, as amended, dated December 31, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document lordabbettfpa.htm
19)	Participation Agreement Among MFS Variable Insurance Trust, MFS Variable Insurance Trust II, Nationwide Financial Services, Inc., and MFS Fund Distributors, Inc., dated May 2, 2011 with the registration statement under 333-227783, post-effective amendment number 3 filed on September 9, 2019 as document d737458dex9924b24.htm
20)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), American Funds Insurance Series, and Capital Research and Management Company dated May 1, 2007 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document nwfpa99h12b.htm
21)	Fund Participation Agreement with Neuberger Berman Management Inc. dated January 1, 2006 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document neuberfpa99h13.htm

22)	Fund Participation Agreement with Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc. dated April 13, 2007 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document oppenfpa99h14.htm
23)	Fund Participation Agreement with PIMCO Variable Insurance Trust and PIMCO Funds Distributors, LLC, as amended, dated March 28, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document pimcofpa.htm
24)	Fund Participation Agreement with Putnam Variable Trust and Putnam Retail Management, L.P. dated February 1, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document putnamfpa.htm
25)	Fund Participation Agreement with Royce & Associates, Inc., as amended, dated February 14, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document roycefpa.htm
26)	Fund Participation Agreement with Security Distributors, Inc., and Security Benefit Life Insurance Company dated June 9, 2006 with the registration statement under 333-28995, post-effective amendment number 30 filed on April 22, 2008 as document sbl_fpa.htm
27)	Fund Participation Agreement with Rydex Variable Trust & Rydex Distributors, Inc. dated September 10, 2001 with the registration statement under 333-62692, post-effective amendment number 20 filed on April 18, 2008 as document rydexfundpartagreement.htm
28)	Fund Participation Agreement with Unified Financial Securities and Huntington Asset Advisors, Inc. dated August 13, 2010 with the registration statement under 333-164886, post effective amendment number 2 filed on October 26, 2010 as document huntingtonfpa.htm
29)	Fund Participation Agreement with The Universal Institutional Funds, Inc., Morgan Stanley & Co. Incorporated, Morgan Stanley Investment Management Inc., as amended, dated February 1, 2002 with the registration statement under 033-89560, post-effective amendment number 25 filed on April 23, 2008 as document vankampenfpa.htm
30)	Fund Participation Agreement with T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Fixed Income Series, Inc., and T. Rowe Price Investment Services, Inc., as amended, dated October 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document trowefpa99h15.htm
31)	Fund Participation Agreement with Van Eck Investment Trust, Van Eck Associates Corporation, and Van Eck Securities Corporation, as amended, dated September 1, 1989 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document vaneckfpa.htm
32)	Fund Participation Agreement with The Victory Variable Insurance Funds, Key Asset Management Inc., and BISYS Fund Services dated June 30, 1999 with the registration statement under 333-103094, post-effective amendment number 30 filed on April 20, 2011 as document victoryfpa.htm
33)	Fund Participation Agreement with Waddell & Reed Services Company and Waddell & Reed, Inc, as amended, dated December 1, 2000 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document waddellreedfpa.htm
34)	Fund Participation Agreement with Wells Fargo Management, LLC, and Stephens, Inc., as amended, dated November 15, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document wellsfargofpa.htm
35)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust) dated May 2, 2005, as amended, filed on July 17, 2007 with pre-effective amendment number 1 of registration statement (333-140608) under document "nwfpa99h12a.htm"
36)	Fund Participation Agreement with Nationwide Financial Services, Inc., Mutual Fund & Variable Insurance Trust, and Northern Lights Distributors, LLC, dated January 25, 2019, filed on February 7, 2019 with post-effective amendment number 20 of registration statement (333-124048) under document "d699044dex99nnn.htm"

37)	Fund Participation Agreement with Virtus Variable Insurance Trust and VP Distributors, LLC, dated October 1, 2018 with the registration statement under 333-215169, post-effective amendment number 5 filed on April 18, 2019 as document d674921dex9926h32.htm
i)	Form of Administrative Contracts –
The following administrative contracts were previously filed and are hereby incorporated by reference.
1)	Administrative Services Agreement with Alliance Fund Distributors, Inc. dated June 3, 2003 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document alliancebersteinasa.htm
2)	Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc., as amended, dated September 15, 2004 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document amcentasa99i2.htm
3)	Administrative Services Agreement with BlackRock (formerly FAM Distributors, Inc., and Merrill Lynch Variable Series Funds, Inc.), as amended, dated April 13, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document blackrockasa.htm
4)	Administrative Service Agreement with Columbia Funds Variable Series Trust II, dated December 7, 2015 with the registration statement under 333-177439, post-effective amendment number 34 filed on April 29, 2021 as document d103290dex99i4.htm. Portions of this exhibit have been redacted.
5)	Restated Administrative Services Agreement with The Dreyfus Corporation, as amended, and 12b-1 letter agreement dated, as amended, dated June 1, 2003 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document dreyfusasa99i3.htm
6)	Administrative Services Agreement with Delaware Distributors, L.P., as amended, dated February 5, 2008 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document delawareasa.htm
7)	Fund Participation Agreement with Eaton Vance Variable Trust dated March 24, 2011 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document eatonvanceasa.htm
8)	Dealer Agreement with Federated Securities Corp., as amended dated October 26, 2006 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fedasa99i4a.htm
9)	Fund Participation Agreement with Federated Insurance Series and Federated Securities Corp., as amended dated April 1, 2006 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fedasa99i4b.htm
10)	Administrative Service Agreement with Fidelity Investments Institutional Operations Company, Inc., as amended dated April 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidiiiasa99i5a.htm
11)	Service Contract, with Fidelity Distributors Corporation, as amended dated April 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidiiiasa99i5b.htm
12)	Administrative Services Agreement with Franklin Templeton Services, LLC, as amended dated May 1, 2003 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document frankasa99i6.htm
13)	Agreement with Goldman, Sachs & Co. dated January 6, 1999 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document goldmansachsasa.htm
14)	Fund Participation Agreement with Rydex Variable Trust & Rydex Distributors, Inc. dated September 10, 2001 with the registration statement under 333-62692, post-effective amendment number 20 filed on April 18, 2008 as document rydexfundpartagreement.htm
15)	Administrative Services Agreement with AIM Advisors, Inc. dated July 1, 2005 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document aimasa99i1a.htm

16)	Financial Support Agreement with AIM Distributors, Inc. dated July 1, 2005 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document aimasa99i1b.htm
17)	Administrative Services Agreement with Waddell & Reed, Inc., as amended dated December 1, 2000 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document waddellreedasa.htm
18)	Distribution and Shareholder Services Agreement with Janus Distributors, Inc. dated December 31, 1999 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document janusasa99i7.htm
19)	Administrative Services Agreement with Lazard Retirement Series, Inc. dated April 13, 2009 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document lazardasa.htm
20)	Administrative Services Agreement with Lord Abbett Series Fund, Inc., as amended dated December 31, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document lordabbettasa.htm
21)	Fund Participation Agreement with J.P. Morgan Series Trust II dated February 18, 2003 with the registration statement under 333-59517, post-effective amendment number 42 filed on April 30, 2008 as document jpmorgan.htm
22)	Letter Agreement between MFS Fund Distributors, Inc. ("MFD") and Nationwide Financial Services, Inc. dated January 30, 2013 with the registration statement under 333-227783, post-effective amendment number 3 filed on September 9, 2019 as document d737458dex9924b39.htm
23)	Administrative Services Agreement with Morgan Stanley Distribution, Inc. (The Universal Institutional Funds, Inc.), as amended dated May 5, 2005 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document univasa99i14.htm
24)	Fund Administrative Services Agreement with Gemini Fund Services, LLC, Mutual Fund and Variable Insurance Trust, and Rational Advisors, Inc. as amended dated January 25, 2019 with the registration statement under 333-258296, pre-effective amendment number 2 filed on December 17, 2021 as document d259685dex99i40.htm. Portions of this exhibit have been redacted.
25)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), as amended dated May 2, 2005 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document nwasa99i10.htm
26)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), American Funds Insurance Series, and Capital Research and Management Company dated May 1, 2007 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document nwfpa99h12b.htm
27)	Fund Participation Agreement with Neuberger Berman Management Inc., as amended dated January 1, 2006 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document neuberfpa99h13.htm
28)	Service Agreement with Northern Lights Variable Trust. dated February 8, 2012 with the registration statement under 333-155153, post-effective amendment number 6 filed on April 19, 2013 as document d470080dex99i24.htm
29)	Administrative Services Agreement with Pacific Investment Management Company LLC, as amended dated March 28, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document pimcoasaa.htm
30)	Administrative Services Agreement with PIMCO Variable Insurance Trust, as amended dated March 28, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document pimcoasab.htm
31)	Administrative Services Agreement with Putnam Retail Management Limited Partnership, as amended dated August 1, 2006 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document putnamasa.htm

32)	Fund Participation Agreement with Royce & Associates, as amended dated February 14, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document roycefpa.htm
33)	Administrative Services Letter Agreement with T. Rowe Price Associates, Inc. and T. Rowe Price International, Inc., as amended dated October 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document troweasa99i13.htm
34)	Administrative Services Agreement with Van Eck Securities Corporation, as amended dated November 3, 1997 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document vaneckasa.htm
35)	Administrative Services Agreement with Wells Fargo Funds Management, LLC and Stephens, Inc., as amended dated November 15, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document wellsfargoasa.htm
The following administrative contracts are attached hereto.
36)	Administrative Services Agreement with VP Distributors, LLC (Virtus) dated October 1, 2018, as amended. Portions of this exhibit have been redacted.
j)	Not Applicable.
k)	Opinion of Counsel - Filed previously on June 4, 1998 with initial Registration Statement (File No. 333-56073) and is hereby incorporated by reference.
l)	Consent of Independent Registered Public Accounting Firm - Attached hereto.
m)	Not Applicable.
n)	Not Applicable.
o)	Not Applicable.
99)	Power of Attorney - Attached hereto.
Item 28. Directors and Officers of the Depositor
The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215
President and Chief Operating Officer and Director	Carter, John L.
Executive Vice President-Chief Human Resources Officer	Clements, Vinita J.
Executive Vice President-Chief Information Officer	Fowler, James R.
Executive Vice President and Director	Frommeyer, Timothy G.
Senior Vice President-NF Strategic Customer Solutions	Ambrozy, Tina S.
Senior Vice President-Marketing Management - Financial Services	Bair, Ann S.
Senior Vice President-Head of Taxation	Biesecker, Pamela A.
Senior Vice President-Chief Investment Officer	Coleman, Joel L.
Senior Vice President-Chief Compliance Officer	Dankovic, Rae Ann
Senior Vice President-External Affairs	English, Steven M.
Senior Vice President-Chief Financial Officer - Nationwide Financial and Director	Ginnan, Steven A.
Senior Vice President-Annuity Distribution	Guymon, Rona
Senior Vice President-Nationwide Annuity and Director	Henderson, Eric S.
Senior Vice President and Treasurer	LaPaul, David
Senior Vice President-IT Chief Financial Officer, Procurement & BTO	O'Brien, Kevin G.
Senior Vice President-Corporate Solutions	Perez, Juan J.
Senior Vice President-Retirement Solutions Sales	Hawley, Craig A.
Senior Vice President-Chief Technology Officer - Nationwide Financial	Richardson, Michael A.
Senior Vice President-Nationwide Retirement Institute	Rodriguez, Kristi L.
Senior Vice President-Finance & Strategy Legal and Corporate Secretary	Skingle, Denise L.
Senior Vice President-Nationwide Life and Director	Snyder, Holly R.
Senior Vice President-Investment Management Group	Spangler, Michael S.
Senior Vice President-Retirement Solutions	Stevenson, Eric
Director	Walker, Kirt A.

Item 29. Persons Controlled by or Under Common Control with the Depositor or Registrant.
Following is a list of entities directly or indirectly controlled by or under common control with the depositor or registrant. Ownership is indicated through indentation. Unless otherwise indicated, each subsidiary is either wholly-owned or majority-owned by the parent company immediately preceding it. (For example, Nationwide Fund Distributors, LLC is either wholly-owned or majority owned by NFS Distributors, Inc.) Separate accounts that have been established pursuant to board resolution but are not, and have never been, active are omitted.
Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Financial Services, Inc.	Delaware	The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute life insurance, long-term savings and retirement products.
NFS Distributors, Inc.	Delaware	The company acts primarily as a holding company for Nationwide Financial Services, Inc. companies.
Nationwide Financial General Agency, Inc.	Pennsylvania	The company is a multi-state licensed insurance agency.
Nationwide Fund Distributors, LLC	Delaware	The company is a limited purpose broker-dealer.
Nationwide Fund Management, LLC	Delaware	The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide Retirement Solutions, Inc.	Delaware	The company markets and administers deferred compensation plans for public employees.
Nationwide Securities, LLC	Delaware	The company is a general purpose broker-dealer and investment adviser registered with the Securities and Exchange Commission.
Nationwide Trust Company, FSB	Federal	This is a federal savings bank chartered by the Office of Thrift Supervision in the United States Department of Treasury to exercise deposit, lending, agency, custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners’ Loan Act of 1933.
Nationwide Financial Services Capital Trust	Delaware	The trust’s sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust
525 Cleveland Avenue, LLC	Ohio	This is a limited liability company organized under the laws of the State of Ohio. The company was formed to provide remedial real property cleanup prior to sale.
Nationwide Life Insurance Company [2]	Ohio	The corporation provides individual life insurance, group and health insurance, fixed and variable annuity products and other life insurance products.
Jefferson National Financial Corporation[3]	Delaware	A stock corporation. The corporation is the holding company of Jefferson National Life Insurance Company, Jefferson National Life Insurance Company of New York, Jefferson National Securities Corporation, and JNF Advisors, Inc., offering annuity products and services.
Jefferson National Life Insurance Company[2,3]	Texas	The company provides life, health and annuity products.
Jefferson National Life Annuity Company C2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account E2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account F2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account G2,3		A separate account issuing variable annuity products.
Jefferson National Life Insurance Company of New York[2,3]	New York	The company provides variable annuity products.
Jefferson National Life of New York Annuity Account 1[2,3]		A separate account issuing variable annuity products.
Jefferson National Securities Corporation[3]	Delaware	The company is a limited purpose broker-dealer and distributor of variable annuities for Jefferson National Life Insurance Company and Jefferson National Life Insurance Company of New York.
MFS Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Multi-Flex Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-II2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-3[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-4[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-5[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-6[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-7[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-8[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-9[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-10[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-11[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-12[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-13[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-14[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-15[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable annuity contracts.
Nationwide VLI Separate Account[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-2[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-3[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-4[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-5[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-6[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-7[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable life insurance policies.
Nationwide Investment Services Corporation[3]	Oklahoma	This is a limited purpose broker-dealer and distributor of variable annuities and variable life products for Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. The company also provides educational services to retirement plan sponsors and its participants.
Nationwide Financial Assignment Company[3]	Ohio	The company is an administrator of structured settlements.
Nationwide Investment Advisors, LLC[3]	Ohio	The company provides investment advisory services.
Eagle Captive Reinsurance, LLC[3]	Ohio	The company is engaged in the business of insurance
Nationwide Life and Annuity Insurance Company[2,3]	Ohio	The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.
Nationwide VA Separate Account-A2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-B2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-C2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-D2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account A2,3	Delaware	A separate account issuing variable annuity contracts.
Nationwide VL Separate Account-C2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-D2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-G2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account A2,3	Delaware	A separate account issuing variable life insurance policies.

Company	Jurisdiction of Domicile	Brief Description of Business
Olentangy Reinsurance, LLC[3]	Vermont	The company is a captive life reinsurance company.
Nationwide SBL, LLC	Ohio	The company is a lender offering securities-back lines of credit.
Registered Investment Advisors Services, Inc.	Texas	The company is a technology company that facilitates third-party money management services for registered investment advisors
Nationwide Fund Advisors[4]	Delaware	The trust acts as a registered investment advisor.
[1]	This subsidiary/entity is controlled by its immediate parent through contractual association.
[2]	This subsidiary/entity files separate financial statements.
[3]	Information for this subsidiary/entity is included in the consolidated financial statements of its immediate parent.
[4]	This subsidiary/entity is a business trust.
Item 30. Indemnification
Provision is made in Nationwide’s Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.
Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 31. Principal Underwriter
Nationwide Investment Services Corporation ("NISC")
a)	NISC serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

MFS Variable Account	Nationwide VA Separate Account-C
Multi-Flex Variable Account	Nationwide VA Separate Account-D
Nationwide Variable Account	Nationwide VLI Separate Account
Nationwide Variable Account-II	Nationwide VLI Separate Account-2
Nationwide Variable Account-3	Nationwide VLI Separate Account-3
Nationwide Variable Account-4	Nationwide VLI Separate Account-4
Nationwide Variable Account-5	Nationwide VLI Separate Account-5
Nationwide Variable Account-6	Nationwide VLI Separate Account-6
Nationwide Variable Account-7	Nationwide VLI Separate Account-7
Nationwide Variable Account-8	Nationwide VL Separate Account-C
Nationwide Variable Account-9	Nationwide VL Separate Account-D
Nationwide Variable Account-10	Nationwide VL Separate Account-G
Nationwide Variable Account-11	Nationwide Provident VA Separate Account 1
Nationwide Variable Account-12	Nationwide Provident VA Separate Account A
Nationwide Variable Account-13	Nationwide Provident VLI Separate Account 1
Nationwide Variable Account-14	Nationwide Provident VLI Separate Account A
Nationwide Variable Account-15
Nationwide VA Separate Account-A
Nationwide VA Separate Account-B

b)	Directors and Officers of NISC:

President and Director	Ambrozy, Tina S.
Senior Vice President-Head of Taxation	Biesecker, Pamela A.
Senior Vice President and Secretary	Skingle, Denise L.
Vice President-Tax	Eppley, Daniel P.
Vice President and Assistant Secretary	Garman, David A.
Vice President-Chief Compliance Officer	Rabenstine, James J.
Vice President-CFO – Life Insurance	Wild, Keith D.
Associate Vice President and Assistant Treasurer	Conner, David A.
Associate Vice President and Assistant Treasurer	Hacker, Hope C.
Associate Vice President and Assistant Treasurer	Reese, John A.
Associate Vice President and Treasurer	Roswell, Ewan T.
Assistant Secretary	Bowman, Heidi
Assistant Secretary	Dokko, David
Assistant Secretary	Hartman, Mark E.
Assistant Secretary	Hinze, Keith W.
Director	Henderson, Eric S.
Director	Stevenson, Eric
The business address of the Directors and Officers of NISC is:
One Nationwide Plaza, Columbus, Ohio 43215.
c)
Name of Principal Underwriter	Net Underwriting Discounts	Compensation on Redemption	Brokerage Commissions	Other Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A
Security Distributors, LLC ("SDL")
a)	Security Distributors, LLC ("SDL"), a subsidiary of Security Benefit Corporation, serves as principal underwriter and general distributor for contracts issued by the following separate investment accounts of Nationwide Life Insurance Company:

Nationwide Multi-Flex Variable Account
Nationwide Variable Account-9
SDL also acts as principal underwriter and general distributor for contracts issued by the following separate investment accounts of Security Benefit Life Insurance Company:
SBL Variable Annuity Account I
SBL Variable Annuity Account III
SBL Variable Annuity Account IV
Security Varilife Separate Account (Security Elite Benefit)
Security Varilife Separate Account (Security Varilife)
SBL Variable Life Insurance Account (Varilife)
Parkstone Advantage Variable Annuity
Variflex Separate Account (Variflex)
Variflex Separate Account (Variflex ES)
Variable Annuity Account VIII (Variflex Extra Credit)
Variable Annuity Account VIII (Variflex LS)
Variable Annuity Account VIII (Variflex Signature)
Variable Annuity Account XI (Scarborough Advantage Variable Annuity)
SBL Variable Annuity Account XIV (AdvisorDesigns Variable Annuity)
SBL Variable Annuity Account XIV (AEA Variable Annuity)
SBL Variable Annuity Account XIV (AdvanceDesigns Variable Annuity)
SBL Variable Annuity Account XIV (EliteDesigns Variable Annuity)
SBL Variable Annuity Account XIV (EliteDesigns II Variable Annuity)
SBL Variable Annuity Account XIV (NEA Valuebuilder)

SBL Variable Annuity Account XIV (NEA Valuebuilder Retirement Income Director Variable Annuity)
SBL Variable Annuity Account XIV (SecureDesigns Variable Annuity)
SBL Variable Annuity Account XIV (Security Benefit Advisor Variable Annuity)
SBL Variable Annuity Account XVII (Classic Strategies Variable Annuity)
SBL Variable Annuity Account XVII (ThirdFed Variable Annuity)
T. Rowe Price Variable Annuity Account
SDL also acts as principal underwriter and general distributor for contracts issued by the following separate investment accounts of First Security Benefit Life Insurance and Annuity Company of New York:
Variable Annuity Account A (AdvisorDesigns Variable Annuity)
Variable Annuity Account A (EliteDesigns Variable Annuity)
Variable Annuity Account A (EliteDesigns II Variable Annuity)
Variable Annuity Account B (SecureDesigns Variable Annuity)
Variable Annuity Account B (AdvanceDesigns Variable Annuity)
T. Rowe Price Variable Annuity Account of First Security Benefit Life Insurance and Annuity Company of New York
b)	Directors and Officers of SDL:

David Byrnes	President and Head of Distribution
Timothy P. Gillen	Chief Financial Officer, Treasurer and Finance and Operations Principal
Kurt E. Auleta	Senior Vice President, Sales Operations
Justin Jacquinot	Senior Vice President, Direct Relationships
James J. Kiley	Senior Vice President, Education Markets
Michael T. Maghini	Senior Vice President
Michael K. Reidy	Senior Vice President
Kevin M. Watt	Senior Vice President
Carmen R. Hill	Vice President, Assistant Secretary and Chief Compliance Officer
Christopher D. Swickard	Vice President and Secretary
Donald A. Wiley	Vice President
Mark Carr	Assistant Vice President
Aaron Tallen	Assistant Vice President
Gregory Garhart	AML Compliance Officer
Susan J. Lacey	Assistant Treasurer
Lisa M. Young	Assistant Treasurer
SDL's principal business address is One Security Benefit Place, Topeka, Kansas 66636-0001, except as indicated.
c)
Name of Principal Underwriter	Net Underwriting Discounts	Compensation on Redemption	Brokerage Commissions	Other Compensation
Security Distributors, LLC	$287,087	$0	$0	$0
Item 32. Location of Accounts and Records
Steven A. Ginnan
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH 43215
Item 33. Management Services
Not Applicable

Item 34. Fee Representation
Nationwide Life Insurance Company represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide Life Insurance Company.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Rule 485(b) under the Securities Act of 1933 for effectiveness of the Registration Statement and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Columbus, and State of Ohio, on April 26, 2022.
Nationwide Variable Account-9
(Registrant)
Nationwide Life Insurance Company
(Depositor)
By: /s/ Jamie Ruff Casto
Jamie Ruff Casto Attorney-in-Fact
Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated, on April 26, 2022.
JOHN L. CARTER
John L. Carter, President and Chief Operating Officer and Director
HOLLY R. SNYDER
Holly R. Snyder, Senior Vice President and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
ERIC S. HENDERSON
Eric S. Henderson, Senior Vice President-Nationwide Annuity and Director
STEVEN A. GINNAN
Steven A. Ginnan, Senior Vice President-Chief Financial Officer-Nationwide Financial and Director
KIRT A. WALKER
Director
By /s/ Jamie Ruff Casto
Jamie Ruff Casto Attorney-in-Fact